UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5028

PIMCO Funds: Pacific Investment Management Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: March 31

Date of reporting period: October 1, 2004 – December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO Funds: Pacific Investment Management Series(PIMS)
-All Asset Fund
-All Asset All Authority Fund
-California Intermediate Municipal Bond Fund
-California Municipal Bond Fund
-CommodityRealReturn Strategy Fund
-Convertible Fund
-Diversified Income Fund
-Emerging Markets Bond Fund
-European Convertible Fund
-European StocksPLUS TR Strategy Fund
-Far East (ex-Japan) StocksPLUS TR Strategy Fund
-Floating Income Fund
-Foreign Bond Fund (Unhedged)
-Foreign Bond Fund (U.S. Dollar-Hedged)
-Global Bond Fund (Unhedged)
-Global Bond Fund (U.S. Dollar-Hedged)
-GNMA Fund
-High Yield Fund
-International StocksPLUS TR Strategy Fund
-Investment Grade Corporate Bond Fund
-Japanese StocksPLUS TR Strategy Fund
-Long-Term U.S. Government Fund
-Low Duration Fund
-Low Duration Fund II
-Low Duration Fund III
-Moderate Duration Fund
-Money Market Fund
-Municipal Bond Fund
-New York Municipal Bond Fund
-RealEstateRealReturn Strategy Fund
-Real Return Asset Fund
-Real Return Fund
-Real Return Fund II
-Short Duration Municipal Income Fund
-Short-Term Fund
-StocksPLUS Fund
-StocksPLUS Total Return Fund
-StocksPLUS TR Short Strategy Fund
-Total Return Fund
-Total Return Fund II
-Total Return Fund III
-Total Return Mortgage Fund

Private Account Portfolio Series(PAPS)
-Asset-Backed Securities Portfolio
-Emerging Markets Portfolio (Local Markets)
-Emerging Markets Portfolio
-High Yield Portfolio
-International Portfolio
-Investment Grade Corporate Portfolio
-Mortgage Portfolio
-Municipal Sector Portfolio
-Real Return Portfolio
-Short-Term Portfolio
-Short-Term Portfolio II
-U.S. Government Sector Portfolio

Schedule of Investments

All Asset Fund (a)

December 31, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.6%
CommodityRealReturn Strategy	47,235,268	$701,444
Convertible	2,306,671	28,695
Emerging Markets Bond	52,397,044	569,032
European Convertible	8,159,007	105,578
Floating Income	34,133,192	350,207
Foreign Bond (Unhedged)	21,731,924	244,484
GNMA	32,051,674	354,812
High Yield	27,640,867	275,579
International StocksPLUS TR Strategy	19,711,023	202,235
Long-Term U.S. Government	6,541,499	71,106
Low Duration	3,010,555	30,708
Real Return	23,669,005	271,957
Real Return Asset	24,231,770	290,539
RealEstateRealReturn Strategy	14,670,651	148,760
Short-Term	999,437	10,024
StocksPLUS	36,231,572	363,403
StocksPLUS Total Return	30,976,582	396,810
Total Return	14,396,480	153,610

Total Investments (Cost $4,460,559)	99.6%	$4,568,983

Other Assets and Liabilities (Net)	0.4%	17,932

Net Assets	100.0%	$4,586,915

Notes to Schedule of Investments:

(a) The Fund is investing in shares of an affiliated Fund.

(b) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

December 31, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 121.8%
CommodityRealReturn Strategy	592,099	$8,788
Convertible	225,308	2,803
Emerging Markets Bond	1,512,328	16,424
European Convertible	147,140	1,904
European StocksPLUS TR Strategy	333,359	3,284
Far East (ex-Japan) StocksPLUS TR Strategy	371,968	3,984
Floating Income	978,799	10,042
Foreign Bond (Unhedged)	773,817	8,705
Global Bond (Unhedged)	3,509	35
GNMA	744,518	8,242
High Yield	658,635	6,567
Japanese StocksPLUS TR Strategy	505,336	5,139
Long-Term U.S. Government	175,925	1,912
Low Duration	56	1
Real Return	818,482	9,404
Real Return Asset	627,882	7,526
RealEstateRealReturn Strategy	557,941	5,658
StocksPLUS	608,604	6,104
StocksPLUS Total Return	902,373	11,559
Total Return	510,179	5,444

Total Investments (Cost $121,552)	121.8%	$123,525

Other Assets and Liabilities (Net)	(21.8%)	(22,082)

Net Assets	100.0%	$101,443

Notes to Schedule of Investments:

(a) The Fund is investing in shares of an affiliated Fund.

(b) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.5%
Arkansas 0.8%
University of Arkansas, University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$1,000	$1,030

California 72.0%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,200	1,227
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	153
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	493
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,093
Association of Bay Area Governments Financing for Non-Profit Corp. Authority, California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,092
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	185
4.000% due 08/01/2012	225	236
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	150
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	379
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	105
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.050% due 04/01/2042 (a)	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	873
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	130
California State Economic Recovery Revenue Bonds, Series 2004
19.765% due 07/01/2008 (a)	2,000	2,848
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	164
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	923
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,113
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2002
6.750% due 07/01/2032 (g)	1,300	1,373
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,047
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,112
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,040
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,378
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,012
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	522
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,063
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,536
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	711
5.375% due 09/01/2017	800	816
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	498
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	240
6.400% due 09/01/2018	120	126
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,050
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,023
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	773
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,325	6,356
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,434
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
1.450% due 06/01/2015 (a)	700	700
Irvine, California Improvement General Obligation Bonds, Series 2025
1.350% due 09/02/2025 (a)	1,670	1,670
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	215
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	346
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,667
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	157
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,590
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,295
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	166
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
1.180% due 07/01/2035 (a)	800	800
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,320
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	714
Newport Beach, California Revenue Bonds, Series 1992
0.990% due 10/01/2022 (a)	1,100	1,100
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	673
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	469
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	617
6.200% due 08/15/2018	1,025	1,053
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,176
4.500% due 09/01/2011	1,075	1,165
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,752
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,161
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,791
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,815
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	555
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	282
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,137
San Diego County, California Certificate of Participation, Series 2001
5.000% due 10/01/2009	1,545	1,685
San Diego County, California Water Authority Certificates of Participation, Series 2004
8.730% due 05/01/2032 (a)	4,500	4,727
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	688
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	325
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,031
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	227
6.000% due 08/01/2010	405	468
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,108
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	118
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	557
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	162
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	510
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,261
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	124
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,298
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,802
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,231

		92,616

Hawaii 1.2%
Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,491

Illinois 1.1%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	1,400	1,448

Louisiana 1.4%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,809

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	287
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	150

		437

Puerto Rico 12.2%
Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,038
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,149
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
11.670% due 07/01/2012 (a)	2,663	3,789
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,166
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	289
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,282
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	165
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
9.170% due 07/01/2012 (a)	2,500	3,153
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	3,250	3,627

		15,658

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.640% due 02/15/2024(a)	250	266

Virgin Islands 4.6%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,587
5.500% due 10/01/2008	3,000	3,208
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,084

		5,879

Washington 3.7%
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,717

Total Municipal Bonds & Notes (Cost $121,620)		125,351

SHORT-TERM INSTRUMENTS 2.1%
Repurchase Agreement 0.4%
State Street Bank
1.900% due 01/03/2005	521	521

(Dated 12/31/2004. Collateralized by Fannie Mae 5.500% due 02/15/2006 valued at $534. Repurchase proceeds are $521.)
U.S. Treasury Bills 1.7%

2.191% due 03/03/2005-03/17/2005 (c)(d)(e)	2,215	2,205

Total Short-Term Instruments (Cost $2,727)		2,726

Total Investments (Cost $124,347)	99.6%	$128,077
Written Options (f) (Premiums $81)	(0.1%)	(65)

Other Assets and Liabilities (Net)	0.5%	529

Net Assets	100.0%	$128,541

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $996 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(d) Securities with an aggregate market value of $961have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	03/2005	285	$(56)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	900	$(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	3,600	71
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		20,300	245
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,300	37
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		700	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(92)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(56)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$4,200	38
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		2,300	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,000	74
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		21,600	(36)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		26,300	95

							$428

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	3
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$3

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	$9	$219

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	145	$36	$34
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	63	45	31

				$81	$65

(g) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2002	6.750%	07/01/2032	02/07/2002 and 08/29/2002	$1,300	$1,373	1.07%

See accompanying notes

Schedule of Investments

California Municipal Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.0%
California 75.3%
California Educational Facilities Authority Revenue bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010	$500	$416
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	280
California State Economic Recovery Revenue Bonds, Series 2004
16.045% due 07/01/2008 (a)	200	285
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	264
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	405
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	281
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	410
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	605
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	281
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	531
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	572
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	828
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	557
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	556
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	542
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	866
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	464
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	837
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	419
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	776
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego County, California Water Authority Certificate of Participation, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,025
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	118
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	100	117
6.000% due 08/01/2010	200	231
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	557

		12,615

Louisiana 4.0%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	678

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	500	573

New York 6.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,000	1,020

Puerto Rico 2.3%
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	350	391

Virgin Islands 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	433
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	271

		704

Total Municipal Bonds & Notes (Cost $15,492)		16,093

SHORT-TERM INSTRUMENTS 2.8%
Repurchase Agreement 1.9%
State Street Bank
1.900% due 01/03/2005	324	324
(Dated 12/31/2004. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $332. Repurchase proceeds are $324.)

U.S. Treasury Bills 0.9%
2.205% due 03/17/2005 (b)	145	144

Total Short-Term Instruments (Cost $468)		468

Total Investments (Cost $15,960)	98.8%	$16,561
Written Options (c) (Premiums $38)	(0.2%)	(36)

Other Assets and Liabilities (Net)	1.4%	231

Net Assets	100.0%	$16,756

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	03/2005	16	$(5)

(c) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	50	$12	$12
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	8	6	4
Call - CBOT U.S. Treasury Note March Futures	106.000	02/18/2005	3	20	20

				$38	$36

(d) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2002	6.750%	07/01/2032	02/07/2002	$250	$264	1.58%

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.7%
Banking & Finance 0.5%
Countrywide Home Loans, Inc.
2.425% due 02/23/2005 (a)		$9,700	$9,698
Ford Motor Credit Co.
2.510% due 07/18/2005 (a)		3,100	3,098
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		5,300	5,325
3.185% due 05/18/2006 (a)		4,000	3,983
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	278
8.625% due 02/01/2022		200	233
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		2,000	2,070
5.520% due 07/03/2008 (a)		1,240	1,030
Residential Reinsurance Ltd.
7.350% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		5,000	4,999
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		2,200	2,207

			33,508

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	102
Petroleos Mexicanos
9.250% due 03/30/2018		8,300	10,313

			10,415

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	110

Total Corporate Bonds & Notes (Cost $44,000)			44,033

MUNICIPAL BONDS & NOTES 0.3%
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,154
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,532
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,543
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,774
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,031
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	411
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,303
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,128
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	977
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,360	3,375

Total Municipal Bonds & Notes (Cost $16,160)			17,228

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
7.500% due 10/25/2043		7,659	8,235

Total U.S. Government Agencies (Cost $8,333)			8,235

U.S. TREASURY OBLIGATIONS 117.9%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		609,638	645,860
3.625% due 01/15/2008		638,775	695,991
3.875% due 01/15/2009		322,218	361,249
4.250% due 01/15/2010		382,029	443,259
0.875% due 04/15/2010		30,326	30,041
3.500% due 01/15/2011		400,380	454,838
3.375% due 01/15/2012		16,500	18,787
3.000% due 07/15/2012		1,218,273	1,359,849
1.875% due 07/15/2013		375,262	386,139
2.000% due 01/15/2014		1,133,988	1,174,033
2.000% due 07/15/2014		360,494	372,042
2.375% due 01/15/2025		289,877	310,066
3.625% due 04/15/2028		347,218	455,886
3.875% due 04/15/2029		441,050	605,376
3.375% due 04/15/2032		26,883	35,583

Total U.S. Treasury Obligations (Cost $7,252,320)			7,348,999

ASSET-BACKED SECURITIES 0.2%
Redwood Capital Ltd.
4.306% due 01/01/2006 (a)		4,300	4,327
5.856% due 01/01/2006 (a)		4,300	4,325
Wells Fargo Home Equity Trust
2.577% due 09/25/2034 (a)		3,545	3,548

Total Asset-Backed Securities (Cost $12,145)			12,200

SOVEREIGN ISSUES 0.8%
Republic of Brazil
3.063% due 04/15/2006 (a)		120	120
3.125% due 04/15/2009 (a)		53	53
11.000% due 01/11/2012		4,000	4,876
3.125% due 04/15/2012 (a)		6,971	6,682
8.000% due 04/15/2014		21,336	21,971
11.000% due 08/17/2040		200	238
Russian Federation
10.000% due 06/26/2007		4,000	4,530
8.250% due 03/31/2010 (a)		11,200	12,452
United Mexican States
6.375% due 01/16/2013		1,200	1,281

Total Sovereign Issues (Cost $50,673)			52,203

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.9%
Commonwealth of Canada
3.000% due 12/01/2036	C$	20,429	20,568
Pylon Ltd.
3.675% due 12/18/2008 (a)	EC	2,600	3,661
6.075% due 12/22/2008 (a)		4,300	6,080
Republic of France
3.000% due 07/25/2012		10,630	16,348
Republic of Italy
2.150% due 09/15/2014		4,107	5,897

Total Foreign Currency-Denominated Issues (Cost $46,115)			52,554

SHORT-TERM INSTRUMENTS 3.9%
Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005		$19,000	19,000
(Dated 12/31/2004. Collateralized by Freddie Mac 2.000% due 02/23/2006 valued at $19,383. Repurchase proceeds are $19,003.)
U.S. Treasury Bills 3.6%

2.178% due 03/03/2005-03/17/2005 (c)(d)(e)		226,395	225,509

Total Short-Term Instruments (Cost $244,544)			244,509

Total Investments (Cost $7,674,290)		124.8%	$7,779,961
Written Options (g) (Premiums $868)		(0.0%)	(402)

Other Assets and Liabilities (Net)		(24.8%)	(1,543,254)

Net Assets		100.0%	$6,236,305

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $82,693 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $9,955 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(998)
Euro-Bund 10-Year Note Long Futures	03/2005	2,732	1,458
U.S. Treasury 10-Year Note Long Futures	03/2005	1,949	637

			$1,097

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$93
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	118
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	91,500	4,508
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		31,500	1,645
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,152
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$340,900	(1,788)
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033		44,000	(553)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		150,000	153
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		179,200	(571)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033		61,600	(1,325)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		66,200	(235)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		42,200	(19)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		20,000	(115)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		273,100	(997)

							$3,067

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	$1,767,400	$(41,212)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	30,900	(570)
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	1,510,900	(32,536)
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	720,700	(15,524)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	1,841,400	(39,208)
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	443,200	(9,557)

					$(138,607)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	$8,000	$5

						$5

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	989	$470	$232
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	989	398	170

				$868	$402

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	11/15/2007	$1,000	$994	$994
U.S. Treasury Note	2.000	01/15/2014	101,136	104,708	104,247
U.S. Treasury Note	4.750	05/15/2014	110,200	114,875	113,102

				$220,577	$218,343

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	20,091	01/2005	$0	$(369)	$(369)
Buy	EC	16,370	01/2005	276	0	276
Sell		23,625	01/2005	0	(784)	(784)
Buy	JY	7,636,269	01/2005	790	0	790

				$1,066	$(1,153)	$(87)

See accompanying notes

Schedule of Investments

Convertible Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.3%
Banking & Finance 6.3%
Dow Jones CDX HY
7.750% due 12/29/2009	$500	$515
Eircom Funding
8.250% due 08/15/2013	156	173
Refco Finance Holdings LLC
9.000% due 08/01/2012	125	138
Targeted Return Index Securities Trust
7.956% due 08/01/2015 (a)	1,883	2,063

		2,889

Industrials 3.2%
Argo-Tech Corp.
9.250% due 06/01/2011	125	138
CCO Holdings LLC
8.750% due 11/15/2013	400	415
Charter Communications Holdings LLC
8.375% due 04/30/2014	250	265
IMC Global, Inc.
10.875% due 06/01/2008	17	21
Lifepoint Hospitals, Inc.
4.500% due 06/01/2009	200	201
Primedia, Inc.
8.000% due 05/15/2013	100	103
Qwest Corp.
5.790% due 02/15/2009 (a)	300	305

		1,448

Utilities 0.8%
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	246
Time Warner Telecom Holdings, Inc.
6.290% due 02/15/2011 (a)	125	127

		373

Total Corporate Bonds & Notes (Cost $4,535)		4,710

	Shares
COMMON STOCKS 3.3%
Consumer Discretionary 1.0%
Cablevision Systems New York Group ‘A’ (b)	18,700	466

Energy 0.4%
Ferrellgas Partners LP	7,400	150
Freescale Semiconductor, Inc. ‘B’ (b)	2,461	45

		195

Healthcare 0.0%
Elan Corp. PLC SP - ADR (b)	1	0

Technology 0.9%
Motorola, Inc.	22,297	384

Utilities 1.0%
Williams Cos., Inc.	28,360	462

Total Common Stocks (Cost $1,297)		1,507

CONVERTIBLE PREFERRED STOCK 12.4%
Allied Waste North America, Inc.
6.250% due 04/01/2006	1,650	87
Baxter International, Inc.
7.000% due 02/16/2006	2,300	130
Comcast Corp.
2.000% due 11/15/2029	5,526	268
Constellation Brands, Inc.
5.750% due 09/01/2006	4,500	169
El Paso Corp.
9.000% due 08/16/2005	6,165	195
Fannie Mae
5.375% due 12/31/2049	5	530
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	14,775	780
FPL Group, Inc.
8.000% due 02/16/2006	4,400	265
HSBC Finance Corp.
8.875% due 02/15/2006	4,500	210
La Quinta Corp.
9.000% due 02/14/2005	5,300	136
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	122
Mosaic Co.
7.500% due 07/01/2006	5,000	549
Nortel Networks Corp.
7.000% due 08/15/2005	2	123
NRG Energy, Inc.
4.000% due 12/31/2049	500	551
PMI Group, Inc.
5.875% due 11/15/2006	8,200	217
Public Service Enterprise Group, Inc.
10.250% due 11/16/2005	4,900	330
State Street Corp.
6.750% due 02/15/2006	722	162
Washington Mutual, Inc.
5.375% due 05/03/2041	6,055	341
Xerox Corp.
6.250% due 07/01/2006	4,200	618

Total Convertible Preferred Stock (Cost $5,382)		5,783

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 66.1%
Banking & Finance 4.7%
ABB International Finance Ltd.
4.625% due 05/16/2007	$450	468
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	281
American International Group, Inc.
0.000% due 11/09/2031	265	177
AngloGold Holdings PLC
2.375% due 02/27/2009	100	97
Goldman Sachs Group, Inc.
0.060% due 09/21/2009 (a)	250	249
0.080% due 09/20/2011 (a)	300	304
Greater Bay Bancorp
0.000% due 03/23/2024	150	136
Host Marriott LP
3.250% due 04/15/2024	375	433

		2,145

Industrials 48.9%
3M Co.
0.000% due 11/21/2032	300	271
Actuant Corp.
2.000% due 11/15/2023	140	205
Advanced Micro Devices, Inc.
4.500% due 12/01/2007	195	600
AGCO Corp.
1.750% due 12/31/2033	100	117
1.750% due 12/31/2033	100	117
Allergan, Inc.
0.000% due 11/06/2022	200	196
0.000% due 11/06/2022	100	98
Alliant Techsystems, Inc.
2.750% due 02/15/2024	150	160
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	223
Alza Corp.
0.000% due 07/28/2020	173	152
Amazon.com, Inc.
4.750% due 02/01/2009	191	192
Amdocs Ltd.
0.500% due 03/15/2024	200	191
American Axle & Manufacturing, Inc.
2.000% due 02/15/2024	100	91
American Tower Corp.
3.000% due 08/15/2012	350	397
Amgen, Inc.
0.000% due 03/01/2032	250	187
Armor Holdings, Inc.
2.000% due 11/01/2024	530	605
Bausch & Lomb, Inc.
2.486% due 08/01/2023 (a)	100	132
2.486% due 08/01/2023	75	99
Biogen Idec, Inc.
0.000% due 04/29/2032	600	388
Brinker International, Inc.
0.000% due 10/10/2021	250	162
Bristol-Myers Squibb Co.
1.990% due 09/15/2023	275	278
Brocade Communications Systems, Inc.
2.000% due 01/01/2007	200	191
Carnival Corp.
2.000% due 04/15/2021	175	265
Cephalon, Inc.
0.000% due 06/15/2033	100	103
Chiron Corp.
2.750% due 06/30/2034	350	342
Computer Associates International, Inc.
5.000% due 03/15/2007	175	227
Corning, Inc.
3.500% due 11/01/2008	247	301
Costco Wholesale Corp.
0.000% due 08/19/2017	100	110
Dov Pharmaceutical, Inc.
2.500% due 01/15/2025	250	266
Eastman Kodak Co.
3.375% due 10/15/2033	125	157
Electronic Data Systems Corp.
3.875% due 07/15/2023	450	478
Fisher Scientific International
3.250% due 03/01/2024	200	225
Fisher Scientific International, Inc.
2.500% due 10/01/2023	80	119
Flextronics International Ltd.
1.000% due 08/01/2010	125	144
Fluor Corp.
1.500% due 02/15/2024	375	429
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	250	321
General Mills, Inc.
0.000% due 10/28/2022	170	121
General Motors Corp.
5.250% due 03/06/2032	57	1,315
Genzyme Corp.
1.250% due 12/01/2023	250	266
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	325	473
Halliburton Co.
3.125% due 07/15/2023	175	216
Harris Corp.
3.500% due 08/15/2022	182	269
Headwaters, Inc.
2.875% due 06/01/2016	150	178
Hilton Hotels Corp.
3.375% due 04/15/2023	302	363
ImClone Systems, Inc.
1.375% due 05/15/2024	400	371
International Game Technology
0.000% due 01/29/2033	250	192
Invitrogen Corp.
2.000% due 08/01/2023	200	240
Juniper Networks, Inc.
0.000% due 06/15/2008	100	150
Keane, Inc.
2.000% due 06/15/2013	265	275
Lamar Advertising Co.
2.875% due 12/31/2010	225	249
Lockheed Martin Corp.
2.040% due 08/15/2033	550	572
Lowe’s Cos, Inc.
0.861% due 10/19/2021	100	106
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	191
LTX Corp.
4.250% due 08/15/2006	300	297
Manor Care, Inc.
2.625% due 04/15/2023	100	128
Mediacom Communications Corp.
5.250% due 07/01/2006	675	668
Medtronic, Inc.
1.250% due 09/15/2021	275	279
Nabors Industries, Inc.
0.000% due 06/15/2023	250	246
Novell, Inc.
0.500% due 07/15/2024	150	143
Placer Dome, Inc.
2.750% due 10/15/2023	145	179
Pride International, Inc.
3.250% due 05/01/2033	350	381
Red Hat, Inc.
0.500% due 01/15/2024	100	92
RF Micro Devices, Inc.
1.500% due 07/01/2010	200	229
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	250	217
Safeco Corp.
2.625% due 03/15/2024	230	170
Schlumberger Ltd.
1.500% due 06/01/2023	355	390
SCI Systems, Inc.
3.000% due 03/15/2007	278	270
Scientific Games Corp.
0.750% due 12/01/2024	400	419
Serologicals Corp.
4.750% due 08/15/2033	125	211
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	434
Synaptics, Inc.
0.750% due 12/01/2024	250	243
Tyco International Group S.A.
2.750% due 01/15/2018	820	1,304
Utstarcom, Inc.
0.875% due 03/01/2008	200	235
Walt Disney Co.
2.125% due 04/15/2023	325	363
Watson Pharmaceuticals, Inc.
1.750% due 03/15/2023	385	398
Wyeth
1.360% due 01/15/2024 (a)	100	103
1.360% due 01/15/2024	100	103
Yahoo!, Inc.
0.000% due 04/01/2008	220	420
Yellow Roadway Corp.
3.375% due 11/25/2023	104	156
Young & Rubicam, Inc.
3.000% due 01/15/2005	150	151

		22,315

Utilities 12.5%
AES Corp.
4.500% due 08/15/2005	550	556
Centerpoint Energy, Inc.
3.750% due 05/15/2023	100	115
3.750% due 05/15/2023	200	230
CenturyTel, Inc.
4.750% due 08/01/2032	225	253
CMS Energy Corp.
3.375% due 07/15/2023	525	622
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	266
Duke Energy Corp.
1.750% due 05/15/2023	275	310
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)	525	540
Lucent Technologies, Inc.
2.750% due 06/15/2023	614	848
Nextel Communications, Inc.
5.250% due 01/15/2010	450	463
Nextel Partners, Inc.
1.500% due 11/15/2008	125	202
PPL Energy Supply LLC
2.625% due 05/15/2023	750	845
Reliant Energy, Inc.
5.000% due 08/15/2010	285	470

		5,720

Total Convertible Bonds & Notes (Cost $28,285)		30,180

SHORT-TERM INSTRUMENTS 4.2%
Commercial Paper 3.9%
Fannie Mae
2.474% due 03/30/2005	200	199
General Electric Capital Corp.
1.920% due 01/03/2005	300	300
UBS Finance, Inc.
2.030% due 02/22/2005	200	199
2.510% due 04/27/2005	1,100	1,091

		1,789

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005	122	122

(Dated 12/31/2004. Collateralized by Fannie Mae 1.910% due 06/22/2006 valued at $128. Repurchase proceeds are $122.)
Total Short-Term Instruments (Cost $1,912)		1,911

Total Investments (Cost $41,546)	96.6%	$44,091

Other Assets and Liabilities (Net)	3.4%	1,548

Net Assets	100.0%	$45,639

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Non-income producing security.

(c) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	$500	$12
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,100	37

						$49

(d) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	156	01/2005	$3	$0	$3
Sell		78	01/2005	0	(3)	(3)

				$3	$(3)	$0

See accompanying notes

Schedule of Investments

Diversified Income Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 42.8%
Banking & Finance 11.5%
Affinia Group, Inc.
9.000% due 11/30/2014		$500	$524
AIG SunAmerica Global Funding
6.900% due 03/15/2032		220	260
American International Group, Inc.
2.875% due 05/15/2008		1,000	970
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		1,480	1,488
Banco Santander Chile
2.800% due 12/09/2009 (a)		2,000	2,005
Bank of America Corp.
3.875% due 01/15/2008		920	928
5.875% due 02/15/2009		100	107
Banque Centrale De Tunisie
7.375% due 04/25/2012		1,375	1,578
BCP Caylux Holdings Luxembourg SCA
9.625% due 06/15/2014		4,000	4,530
Beaver Valley Funding Corp.
9.000% due 06/01/2017		325	385
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050	2,250
Borden US Finance Corp.
9.000% due 07/15/2014		1,400	1,561
CitiCorp
6.375% due 11/15/2008		400	436
Citigroup Capital II
7.750% due 12/01/2036		100	109
Citigroup, Inc.
6.000% due 02/21/2012		650	712
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		250	256
Export-Import Bank of China
5.250% due 07/29/2014		6,625	6,760
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000	2,065
Ford Motor Co.
7.450% due 07/16/2031		300	303
Ford Motor Credit Co.
7.600% due 08/01/2005		5,300	5,424
7.250% due 10/25/2011		2,755	2,959
7.000% due 10/01/2013		3,575	3,796
Forest City Enterprises, Inc.
7.625% due 06/01/2015		375	399
General Electric Capital Corp.
5.875% due 02/15/2012		500	542
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)		3,580	3,594
7.000% due 02/01/2012		850	877
6.875% due 08/28/2012		330	337
8.000% due 11/01/2031		575	593
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)		2,150	2,160
5.700% due 09/01/2012		165	175
4.750% due 07/15/2013		1,225	1,214
5.250% due 10/15/2013		400	410
6.125% due 02/15/2033		45	47
Household Finance Corp.
4.125% due 12/15/2008		500	502
4.750% due 07/15/2013		120	119
HSBC Bank USA
4.625% due 04/01/2014		400	393
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		30	29
JSG Funding PLC
9.625% due 10/01/2012		2,260	2,531
Korea Development Bank
4.750% due 07/20/2009		2,050	2,091
2.470% due 10/20/2009 (a)		2,100	2,100
5.750% due 09/10/2013		385	409
La Quinta Properties, Inc.
8.875% due 03/15/2011		325	364
MetLife, Inc.
5.375% due 12/15/2012		45	47
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		300	351
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (h)		3,000	3,376
8.790% due 12/29/2049 (a)		750	850
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013		300	309
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		2,315	2,676
Pemex Finance Ltd.
8.020% due 05/15/2007		463	488
9.690% due 08/15/2009		1,264	1,443
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)		3,500	3,686
8.000% due 11/15/2011		2,100	2,422
7.375% due 12/15/2014		1,251	1,394
8.625% due 02/01/2022		517	603
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		1,193	1,207
Rabobank Capital Funding II
5.260% due 12/26/2049 (a)		860	877
Refco Finance Holdings LLC
9.000% due 08/01/2012		1,600	1,760
Riggs Capital Trust
8.625% due 12/31/2026		1,345	1,379
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775	1,961
Royal Bank of Scotland PLC
9.118% due 03/31/2049		500	610
Targeted Return Index Securities Trust
7.956% due 08/01/2015 (a)		24,552	26,903
UFJ Finance Aruba AEC
6.750% due 07/15/2013		500	558
UGS Corp.
10.000% due 06/01/2012		950	1,085
Universal City Development Partners
11.750% due 04/01/2010		500	593
Universal City Florida Holding Co.
8.375% due 05/01/2010		800	834
Ventas Capital Corp.
8.750% due 05/01/2009		750	845
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	488

			115,037

Industrials 23.1%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		500	544
8.850% due 08/01/2030		745	752
Aearo Co.
8.250% due 04/15/2012		500	517
AES Ironwood LLC
8.857% due 11/30/2025		1,700	1,946
Airgas, Inc.
6.250% due 07/15/2014		1,050	1,076
Alderwoods Group, Inc.
7.750% due 09/15/2012		800	868
Allied Waste North America, Inc.
8.500% due 12/01/2008		995	1,060
6.500% due 11/15/2010		250	246
7.875% due 04/15/2013		1,000	1,030
Amerada Hess Corp.
6.650% due 08/15/2011		810	892
7.300% due 08/15/2031		425	476
American Media Operations, Inc.
10.250% due 05/01/2009		500	529
8.875% due 01/15/2011		250	267
AmeriGas Partners LP
10.000% due 04/15/2006		375	405
AOL Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,505
6.875% due 05/01/2012		1,625	1,853
7.700% due 05/01/2032		200	245
Argosy Gaming Co.
7.000% due 01/15/2014		500	555
Argo-Tech Corp.
9.250% due 06/01/2011		750	827
Armor Holdings, Inc.
8.250% due 08/15/2013		325	366
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,500	2,900
AT&T Broadband Corp.
8.375% due 03/15/2013		315	389
Aviall, Inc.
7.625% due 07/01/2011		675	722
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	998
Boise Cascade LLC
7.125% due 10/15/2014		500	531
Boyd Gaming Corp.
7.750% due 12/15/2012		1,025	1,124
Buhrmann US, Inc.
8.250% due 07/01/2014		1,850	1,880
Cablevision Systems Corp.
8.000% due 04/15/2012		1,500	1,609
Caesars Entertainment, Inc.
7.875% due 12/15/2005		1,000	1,040
8.875% due 09/15/2008		335	380
7.875% due 03/15/2010		300	339
8.125% due 05/15/2011		100	116
7.000% due 04/15/2013		500	554
CanWest Media, Inc.
10.625% due 05/15/2011		325	366
8.000% due 09/15/2012		307	331
CCO Holdings LLC
8.750% due 11/15/2013		1,000	1,037
Cenveo Corp.
9.625% due 03/15/2012		670	739
Charter Communications Holdings II LLC
10.250% due 09/15/2010		2,000	2,130
Charter Communications Holdings LLC
10.000% due 04/01/2009		600	543
8.000% due 04/30/2012		2,750	2,874
8.375% due 04/30/2014		1,250	1,325
Chesapeake Energy Corp.
8.125% due 04/01/2011		173	188
Clear Channel Communications, Inc.
7.650% due 09/15/2010		340	387
5.750% due 01/15/2013		400	414
Comcast Cable Communications, Inc.
6.200% due 11/15/2008		100	108
6.875% due 06/15/2009		1,095	1,218
7.125% due 06/15/2013		2,130	2,472
Comcast Corp.
6.500% due 01/15/2015		100	111
7.050% due 03/15/2033		200	230
Commonwealth Brands, Inc.
9.750% due 04/15/2008		350	369
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	532
Constellation Brands, Inc.
8.625% due 08/01/2006		700	751
Cox Communications, Inc.
7.125% due 10/01/2012		725	814
Crown European Holdings S.A.
9.500% due 03/01/2011		715	819
10.875% due 03/01/2013		1,700	2,019
CSC Holdings, Inc.
8.125% due 08/15/2009		335	368
7.625% due 04/01/2011		1,550	1,678
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)		4,000	4,019
2.640% due 11/17/2006 (a)		2,000	2,000
2.940% due 09/10/2007 (a)		1,514	1,520
7.300% due 01/15/2012		490	557
6.500% due 11/15/2013		2,300	2,499
8.500% due 01/18/2031		340	426
Delhaize America, Inc.
7.375% due 04/15/2006		1,004	1,059
8.125% due 04/15/2011		2,000	2,341
Delphi Corp.
6.500% due 08/15/2013		4,040	4,002
Dex Media West LLC
8.500% due 08/15/2010		750	838
9.875% due 08/15/2013		3,130	3,623
Dimon, Inc.
9.625% due 10/15/2011		200	220
7.750% due 06/01/2013		975	1,029
Dobson Communications Corp.
8.875% due 10/01/2013		700	495
Dow Chemical Co.
5.750% due 12/15/2008		105	112
6.000% due 10/01/2012		250	274
Dresser, Inc.
9.375% due 04/15/2011		1,550	1,705
Duke Energy Corp.
5.625% due 11/30/2012		225	237
Duke Energy Field Services LLC
7.500% due 08/16/2005		245	252
Dura Operating Corp.
8.625% due 04/15/2012		2,280	2,383
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,550	1,569
Dynegy Holdings, Inc.
9.875% due 07/15/2010		1,750	1,964
El Paso CGP Co.
7.625% due 09/01/2008		175	184
6.375% due 02/01/2009		1,500	1,502
El Paso Corp.
7.875% due 06/15/2012		620	652
El Paso Production Holding Co.
7.750% due 06/01/2013		1,665	1,752
Enterprise Products Operating LP
4.000% due 10/15/2007		700	699
4.625% due 10/15/2009		1,100	1,099
Equistar Chemicals LP
10.125% due 09/01/2008		255	295
10.625% due 05/01/2011		2,000	2,330
Evergreen Resources, Inc.
5.875% due 03/15/2012		1,000	1,046
Extendicare Health Services, Inc.
9.500% due 07/01/2010		500	562
Ferrellgas Partners LP
8.750% due 06/15/2012		1,070	1,172
Fisher Communications, Inc.
8.625% due 09/15/2014		500	542
Fisher Scientific International, Inc.
8.000% due 09/01/2013		350	399
6.750% due 08/15/2014		2,500	2,694
Freescale Semiconductor, Inc.
4.820% due 07/15/2009 (a)		900	942
7.125% due 07/15/2014		550	599
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,260	1,411
Gazinvest International S.A.
7.250% due 10/30/2008		1,400	1,468
General Motors Corp.
7.200% due 01/15/2011		3,055	3,137
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,000	3,157
8.125% due 05/15/2011		800	924
8.000% due 01/15/2024		1,970	2,295
Greif, Inc.
8.875% due 08/01/2012		495	553
Hanover Compressor Co.
8.625% due 12/15/2010		500	549
9.000% due 06/01/2014		2,000	2,235
Hanover Equipment Trust
8.500% due 09/01/2008		1,000	1,080
HCA, Inc.
6.910% due 06/15/2005		2,000	2,030
5.500% due 12/01/2009		4,700	4,707
Horizon Lines LLC
9.000% due 11/01/2012		1,500	1,620
Host Marriott Corp.
7.875% due 08/01/2008		77	80
Host Marriott LP
8.375% due 02/15/2006		250	262
9.500% due 01/15/2007		240	264
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	3,094
IMC Global, Inc.
10.875% due 06/01/2008		299	360
Ingles Markets, Inc.
8.875% due 12/01/2011		1,725	1,854
Insight Midwest LP
9.750% due 10/01/2009		500	526
10.500% due 11/01/2010		1,250	1,375
International Paper Co.
6.750% due 09/01/2011		220	247
Invensys PLC
9.875% due 03/15/2011		500	540
ISP Chemco, Inc.
10.250% due 07/01/2011		1,375	1,561
ISP Holdings, Inc.
10.625% due 12/15/2009		165	184
Johnsondiversey, Inc.
9.625% due 05/15/2012		475	533
Kappa Beheer BV
10.625% due 07/15/2009		225	240
Kerr-McGee Corp.
7.875% due 09/15/2031		145	178
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,522
Kroger Co.
5.500% due 02/01/2013		1,240	1,302
Legrand Holding S.A.
10.500% due 02/15/2013		155	184
Mandalay Resort Group
9.375% due 02/15/2010		1,235	1,445
7.625% due 07/15/2013		200	220
MCI, Inc.
7.688% due 05/01/2009		1,000	1,037
Mediacom Broadband LLC
11.000% due 07/15/2013		1,760	1,901
Medical Device Manufacturing
10.000% due 07/15/2012		1,500	1,624
MGM Mirage, Inc.
9.750% due 06/01/2007		230	256
6.000% due 10/01/2009		2,000	2,060
8.375% due 02/01/2011		1,150	1,302
Millennium America, Inc.
9.250% due 06/15/2008		299	342
Nalco Co.
7.750% due 11/15/2011		1,025	1,112
8.875% due 11/15/2013		400	441
Newpark Resources, Inc.
8.625% due 12/15/2007		1,150	1,170
Norfolk Southern Corp.
7.800% due 05/15/2027		170	214
North Atlantic Holding Co., Inc.
12.250% due 03/01/2014		2,000	830
Officemax, Inc.
7.000% due 11/01/2013		833	961
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		750	818
8.750% due 11/15/2012		750	849
8.250% due 05/15/2013		400	442
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		81	94
Peabody Energy Corp.
6.875% due 03/15/2013		500	544
Pemex Project Funding Master Trust
3.790% due 06/15/2010 (a)		9,700	9,978
Petrobras International Finance Co.
7.750% due 09/15/2014		500	526
Petroleos Mexicanos
9.375% due 12/02/2008		203	239
9.250% due 03/30/2018		4,068	5,054
Petronas Capital Ltd.
7.000% due 05/22/2012		250	286
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,000	1,095
Primedia, Inc.
8.000% due 05/15/2013		1,005	1,039
Quebecor Media, Inc.
11.125% due 07/15/2011		1,560	1,790
Qwest Corp.
7.250% due 02/15/2011		7,275	7,493
9.125% due 03/15/2012		1,390	1,612
7.500% due 02/15/2014		775	787
Roundy’s, Inc.
8.875% due 06/15/2012		1,700	1,866
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		375	426
Ryerson Tull, Inc.
8.250% due 12/15/2011		1,000	1,015
Safeway, Inc.
7.250% due 02/01/2031		670	770
Seneca Gaming Corp.
7.250% due 05/01/2012		500	529
SESI LLC
8.875% due 05/15/2011		875	963
Six Flags, Inc.
9.750% due 04/15/2013		2,200	2,244
Smurfit Capital Funding PLC
6.750% due 11/20/2005		500	513
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		350	385
8.375% due 07/01/2012		300	329
Sonat, Inc.
7.625% due 07/15/2011		500	520
Station Casinos, Inc.
6.000% due 04/01/2012		1,000	1,024
6.500% due 02/01/2014		700	723
Superior Essex Communications
9.000% due 04/15/2012		1,000	1,035
Tenet Healthcare Corp.
5.375% due 11/15/2006		1,000	1,010
6.375% due 12/01/2011		300	280
7.375% due 02/01/2013		500	488
9.875% due 07/01/2014		750	821
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,400	1,659
8.625% due 11/15/2014		500	523
Time Warner Telecom LLC
9.750% due 07/15/2008		400	407
Time Warner Telecom, Inc.
10.125% due 02/01/2011		325	321
Toys “R” Us, Inc.
7.625% due 08/01/2011		2,250	2,250
TransDigm, Inc.
8.375% due 07/15/2011		200	216
TransMontaigne, Inc.
9.125% due 06/01/2010		750	818
Triad Hospitals, Inc.
7.000% due 05/15/2012		500	529
7.000% due 11/15/2013		500	514
Trinity Industries, Inc.
6.500% due 03/15/2014		1,800	1,809
True Temper Sports, Inc.
8.375% due 09/15/2011		1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013		2,201	2,564
Tyco International Group S.A.
6.375% due 02/15/2006		3,000	3,101
6.750% due 02/15/2011		500	561
6.375% due 10/15/2011		445	492
United Airlines, Inc.
7.783% due 01/01/2014		254	225
Vintage Petroleum, Inc.
7.875% due 05/15/2011		300	321
8.250% due 05/01/2012		100	111
VWR International, Inc.
8.000% due 04/15/2014		1,500	1,609
Walt Disney Co.
6.375% due 03/01/2012		640	714
Waste Management, Inc.
7.375% due 08/01/2010		900	1,033
7.650% due 03/15/2011		270	309
Westlake Chemical Corp.
8.750% due 07/15/2011		1,118	1,269
Williams Cos., Inc.
8.125% due 03/15/2012		945	1,096
7.750% due 06/15/2031		115	121
8.750% due 03/15/2032		350	404
Wyeth
6.450% due 02/01/2024		300	320
Young Broadcasting, Inc.
8.500% due 12/15/2008		200	215
10.000% due 03/01/2011		1,150	1,233

			230,610

Utilities 8.2%
AES Corp.
8.875% due 02/15/2011		700	803
8.750% due 05/15/2013		1,750	1,997
7.750% due 03/01/2014		1,500	1,635
American Cellular Corp.
10.000% due 08/01/2011		725	625
AT&T Corp.
6.000% due 03/15/2009		260	273
AT&T Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,633
British Telecom PLC
8.375% due 12/15/2010		2,240	2,693
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,751
Cincinnati Bell, Inc.
8.375% due 01/15/2014		3,200	3,256
CMS Energy Corp.
7.000% due 01/15/2005		255	255
7.500% due 01/15/2009		2,800	2,996
7.750% due 08/01/2010		175	192
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	748
Dayton Power & Light Co.
5.125% due 10/01/2013 (h)		740	736
5.125% due 10/01/2013		740	757
Dominion Resources, Inc.
5.700% due 09/17/2012		260	276
El Paso Natural Gas Co.
7.625% due 08/01/2010		200	220
France Telecom S.A.
7.950% due 03/01/2006		650	683
GPU, Inc.
7.700% due 12/01/2005		3,200	3,316
Homer City Funding LLC
8.734% due 10/01/2026		1,498	1,753
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		2,200	2,486
8.625% due 11/14/2011		125	141
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	318
Midwest Generation LLC
8.560% due 01/02/2016		425	478
8.750% due 05/01/2034		2,200	2,508
MSW Energy Holdings LLC
8.500% due 09/01/2010		900	990
Nevada Power Co.
5.875% due 01/15/2015		450	456
Nextel Communications, Inc.
9.500% due 02/01/2011		322	360
6.875% due 10/31/2013		1,000	1,090
5.950% due 03/15/2014		1,000	1,040
7.375% due 08/01/2015		2,125	2,348
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		170	173
NRG Energy, Inc.
8.000% due 12/15/2013		3,870	4,238
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)		2,526	2,528
Progress Energy, Inc.
7.100% due 03/01/2011		3,715	4,182
7.000% due 10/30/2031		170	189
PSEG Energy Holdings LLC
10.000% due 10/01/2009		725	861
PSEG Power LLC
3.750% due 04/01/2009		3,000	2,957
6.950% due 06/01/2012		270	305
5.500% due 12/01/2015		900	919
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,495	1,517
7.250% due 02/15/2011		700	690
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		1,832	1,801
Reliant Energy, Inc.
9.500% due 07/15/2013		2,450	2,796
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	435
Rural Cellular Corp.
9.875% due 02/01/2010		1,050	1,074
8.250% due 03/15/2012		1,800	1,913
SBC Communications, Inc.
4.206% due 06/05/2021		3,160	3,178
South Point Energy
8.400% due 05/30/2012		2,194	2,095
Southern California Edison Co.
2.352% due 01/13/2006 (a)		75	75
Sprint Capital Corp.
7.900% due 03/15/2005		5,000	5,054
TECO Energy, Inc.
7.500% due 06/15/2010		1,300	1,443
Triton PCS, Inc.
8.500% due 06/01/2013		2,050	1,989
Verizon New England, Inc.
6.500% due 09/15/2011		625	688
Verizon New York, Inc.
6.875% due 04/01/2012		25	28
Virginia Electric & Power Co.
4.750% due 03/01/2013		245	245

			81,186

Total Corporate Bonds & Notes (Cost $414,028)			426,833

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
5.500% due 01/13/2035		3,500	3,554

Total U.S. Government Agencies (Cost $3,556)			3,554

ASSET-BACKED SECURITIES 0.1%
Appleton Papers, Inc.
4.110% due 06/09/2010 (a)		149	151
4.520% due 06/09/2010 (a)		1	1
4.330% due 06/11/2010 (a)		149	151
HFC Home Equity Loan Asset Backed Certificates
2.780% due 07/20/2031 (a)		424	424

Total Asset-Backed Securities (Cost $726)			727

SOVEREIGN ISSUES 27.6%
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,331
Kingdom of Morocco
2.188% due 01/05/2009 (a)		66	65
Republic of Brazil
3.063% due 04/15/2006 (a)		420	420
10.000% due 01/16/2007		1,000	1,113
11.500% due 03/12/2008		1,700	2,003
3.125% due 04/15/2009 (a)		7,259	7,204
8.299% due 06/29/2009 (a)		7,100	8,369
14.500% due 10/15/2009		900	1,205
12.000% due 04/15/2010		2,200	2,728
10.000% due 08/07/2011		3,600	4,190
11.000% due 01/11/2012		14,725	17,950
3.125% due 04/15/2012 (a)		5,571	5,341
10.250% due 06/17/2013		1,100	1,300
8.000% due 04/15/2014		22,450	23,118
10.500% due 07/14/2014		1,900	2,256
8.875% due 04/15/2024		907	943
10.125% due 05/15/2027		150	172
12.250% due 03/06/2030		2,335	3,094
8.250% due 01/20/2034		7,270	7,096
11.000% due 08/17/2040		22,267	26,448
Republic of Bulgaria
2.750% due 07/28/2012 (a)		200	200
Republic of Chile
7.125% due 01/11/2012		857	986
5.500% due 01/15/2013		635	669
Republic of Colombia
9.750% due 04/23/2009		45	52
9.750% due 04/09/2011 (a)		143	165
10.000% due 01/23/2012		91	106
10.750% due 01/15/2013		20	24
10.375% due 01/28/2033		515	597
Republic of Croatia
2.813% due 07/31/2010 (a)		166	166
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,275
8.000% due 08/15/2030		17,195	14,898
Republic of Guatemala
9.250% due 08/01/2013		1,845	2,113
Republic of Malaysia
8.750% due 06/01/2009		255	303
7.500% due 07/15/2011		899	1,052
Republic of Panama
8.250% due 04/22/2008		1,042	1,162
9.625% due 02/08/2011		442	524
9.375% due 07/23/2012		1,618	1,925
9.375% due 04/01/2029		75	88
Republic of Peru
9.125% due 01/15/2008		321	367
9.125% due 02/21/2012		1,136	1,329
9.875% due 02/06/2015		47	58
4.500% due 03/07/2017 (a)		1,255	1,184
5.000% due 03/07/2017 (a)		2,147	2,069
8.750% due 11/21/2033		1,000	1,090
Republic of Poland
4.000% due 10/27/2024 (a)		55	49
Republic of South Africa
9.125% due 05/19/2009		750	891
7.375% due 04/25/2012		2,730	3,133
6.500% due 06/02/2014		7,500	8,179
Republic of Ukraine
11.000% due 03/15/2007 (a)		467	502
5.355% due 08/05/2009 (a)		1,700	1,798
6.875% due 03/04/2011		500	512
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,167
Russian Federation
8.750% due 07/24/2005		7,750	7,974
8.250% due 03/31/2010 (a)		3,380	3,758
11.000% due 07/24/2018		500	702
12.750% due 06/24/2028		500	822
5.000% due 03/31/2030 (a)		53,981	55,892
United Mexican States
10.375% due 02/17/2009		1,555	1,905
9.875% due 02/01/2010		215	265
8.375% due 01/14/2011		5,413	6,371
7.500% due 01/14/2012		2,795	3,176
6.375% due 01/16/2013		3,239	3,458
5.875% due 01/15/2014		8,350	8,575
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,111
8.000% due 09/24/2022		45	52
8.300% due 08/15/2031		4,868	5,717
7.500% due 04/08/2033		530	574
6.750% due 09/27/2034		6,000	5,940

Total Sovereign Issues (Cost $257,172)			275,315

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 11.7%
Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,949
Aspropulsion Capital BV
9.625% due 10/01/2013		325	514
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	4,307
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	7,433
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,771
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	4,027
El Paso Corp.
7.125% due 05/06/2009		600	860
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,870
France Telecom S.A.
7.500% due 03/14/2008	EC	2,414	3,676
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,274
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,978
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,456
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,187
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	3,126
Kingdom of Spain
4.750% due 03/14/2005	JY	20,000	197
Kronos International, Inc.
8.875% due 06/30/2009	EC	3,000	4,435
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	4,220
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,654
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,518
Republic of Ukraine
10.000% due 03/15/2007		9,404	13,789
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,585
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		500	497
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,275
Russian Federation
9.375% due 03/31/2005	EC	6,290	4,435
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	900
Sumitomo Mitsui Banking
4.375% due 10/27/2014	EC	5,300	7,441
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	7,428
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,567
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,425
Veolia Environnement
4.875% due 05/28/2013		3,460	5,000

Total Foreign Currency-Denominated Issues (Cost $104,148)			116,794

		Shares
PREFERRED SECURITY 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,452

Total Preferred Security (Cost $1,437)			1,452

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		74,380	4,235

Total Preferred Stock (Cost $3,719)			4,235

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.2%
Certificates of Deposit 2.5%
Citibank, N.A.
2.030% due 01/24/2005		$25,000	25,000

Commercial Paper 11.3%
Fannie Mae
1.990% due 01/26/2005		2,300	2,297
2.073% due 02/02/2005		2,000	1,996
2.075% due 02/02/2005		6,600	6,588
2.035% due 02/04/2005		7,100	7,087
2.157% due 02/09/2005		4,500	4,490
2.175% due 02/09/2005		1,400	1,397
2.210% due 02/16/2005		500	499
2.203% due 02/23/2005		28,300	28,209
2.221% due 02/23/2005		2,400	2,392
2.110% due 03/01/2005		2,300	2,292
2.248% due 03/02/2005		5,300	5,280
2.299% due 03/02/2005		2,400	2,391
2.230% due 03/15/2005		2,100	2,090
2.390% due 03/16/2005		2,200	2,189
2.474% due 03/30/2005		14,800	14,710
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	993
Freddie Mac
2.060% due 02/01/2005		6,000	5,990
2.100% due 03/01/2005		5,800	5,779
2.183% due 03/08/2005		4,500	4,480
General Motors Acceptance Corp.
2.404% due 03/22/2005		2,070	2,059
2.436% due 04/05/2005		1,000	993
Rabobank USA Financial Corp.
2.170% due 01/03/2005		3,400	3,400
UBS Finance, Inc.
2.390% due 01/05/2005		2,100	2,100
1.930% due 01/24/2005		3,200	3,196

			112,897

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005		2,419	2,419
(Dated 12/31/2004. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $2,468. Repurchase proceeds are $2,419.)

U.S. Treasury Bills 0.1%
2.185% due 03/03/2005-03/17/2005 (b)(c)(d)		1,120	1,116

Total Short-Term Instruments (Cost $141,439)			141,432

Total Investments (Cost $926,225)		97.3%	$970,342
Written Options (f) (Premiums $364)		(0.0%)	(75)

Other Assets and Liabilities (Net)		2.7%	26,772

Net Assets		100.0%	$997,039

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(d) Securities with an aggregate market value of $867 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	03/2005	374	$214

(e) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$90
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	450	1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(126)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,000	4
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	6,000	24
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	1
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	36
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	83
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	35
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	17
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	14
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	20,200	588
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	23
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	4,000	22
Merrill Lynch & Co., Inc.	Republic of Kazakhstan, 11.125% until 05/11/2007	Sell	0.700%	03/11/2005	700	2
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	251
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	41
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	3
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	900	27
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	9
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	3

						$1,185

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	49	$13	$11
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	6	2	3
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	55	22	5

				$37	$19

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.900	%**	01/31/2005	$32,300	$136	$7
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.600	%*	01/31/2005	32,300	191	49

						$327	$56

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(g) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	01/2005	$0	$(13)	$(13)
Buy	BR	832	01/2005	32	0	32
Buy		1,371	02/2005	34	0	34
Buy		690	03/2005	13	0	13
Sell	C$	4,500	01/2005	0	(83)	(83)
Buy	CP	303,857	02/2005	40	0	40
Buy		139,385	03/2005	16	0	16
Buy	CY	2,189	09/2005	6	0	6
Sell	EC	71,991	01/2005	0	(1,213)	(1,213)
Buy	H$	2,181	01/2005	0	0	0
Buy	JY	910,853	01/2005	385	0	385
Buy	KW	303,021	01/2005	28	0	28
Buy		5,850,963	02/2005	409	0	409
Buy		271,400	03/2005	7	0	7
Buy	MP	5,299	02/2005	13	0	13
Buy		14,461	03/2005	10	0	10
Buy	PN	1,586	02/2005	5	0	5
Buy		800	03/2005	1	0	1
Buy	PZ	1,571	02/2005	48	0	48
Buy		935	03/2005	9	0	9
Buy	RP	8,557	02/2005	7	0	7
Buy		15,602	03/2005	3	0	3
Buy	RR	19,026	01/2005	23	0	23
Buy		13,237	02/2005	13	0	13
Buy		7,010	03/2005	4	0	4
Buy	S$	473	01/2005	7	0	7
Buy		777	02/2005	4	0	4
Buy		393	03/2005	2	0	2
Buy	SR	1,165	02/2005	17	0	17
Buy	SV	25,008	02/2005	58	0	58
Buy		7,689	03/2005	3	0	3
Buy	T$	15,339	02/2005	15	0	15
Buy		7,639	03/2005	5	0	5

				$1,217	$(1,309)	$(92)

(h) The aggregate value of fair valued securities is $4,112, which is 0.41% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 29.3%
Republic of Brazil
3.063% due 04/15/2006 (a)		$18,113	$18,157
10.000% due 01/16/2007		1,000	1,113
11.500% due 03/12/2008		14,100	16,617
3.125% due 04/15/2009 (a)		38,339	38,049
8.299% due 06/29/2009 (a)		21,750	25,638
14.500% due 10/15/2009		2,600	3,480
12.000% due 04/15/2010		4,865	6,033
9.250% due 10/22/2010		2,880	3,234
10.000% due 08/07/2011		5,360	6,239
11.000% due 01/11/2012		36,239	44,175
3.125% due 04/15/2012 (a)		58,463	56,044
10.250% due 06/17/2013		4,300	5,083
8.000% due 04/15/2014		117,819	121,329
10.500% due 07/14/2014		36,600	43,463
12.750% due 01/15/2020		3,750	5,094
3.063% due 04/15/2024 (a)		1,130	1,055
6.000% due 04/15/2024 (a)		11,697	10,969
8.875% due 04/15/2024		20,210	21,018
10.125% due 05/15/2027		22,550	25,786
12.250% due 03/06/2030		17,365	23,009
8.250% due 01/20/2034		23,880	23,307
11.000% due 08/17/2040		74,626	88,637

Total Brazil (Cost $538,396)			587,529

BULGARIA 0.0%
Republic of Bulgaria
2.000% due 07/28/2012 (a)		$14	14

Total Bulgaria (Cost $14)			14

CAYMAN ISLANDS 0.1%
Pemex Finance Ltd.
9.030% due 02/15/2011 (a)		$60	69
Petrobras International Finance Co.
7.750% due 09/15/2014		650	684
Vale Overseas Ltd.
8.250% due 01/17/2034		750	793

Total Cayman Islands (Cost $1,360)			1,546

CHILE 0.8%
Banco Santander Chile
2.800% due 12/09/2009 (a)		$8,500	8,521
5.375% due 12/09/2014		3,000	3,057
Republic of Chile
2.062% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	2,002
5.500% due 01/15/2013		990	1,043

Total Chile (Cost $14,435)			14,647

CHINA 0.9%
Export-Import Bank of China
5.250% due 07/29/2014		$18,200	18,570

Total China (Cost $18,014)			18,570

COLOMBIA 0.4%
Republic of Colombia
9.750% due 04/23/2009		$910	1,042
10.500% due 07/09/2010		2,000	2,340
9.750% due 04/09/2011		1,828	2,111
10.750% due 01/15/2013		1,380	1,656

Total Colombia (Cost $6,722)			7,149

CROATIA 0.0%
Republic of Croatia
2.813% due 07/31/2010 (a)		$979	979

Total Croatia (Cost $977)			979

ECUADOR 3.9%
Republic of Ecuador
12.000% due 11/15/2012		$250	255
7.000% due 08/15/2030		4,770	4,138
8.000% due 08/15/2030		86,167	74,642

Total Ecuador (Cost $66,726)			79,035

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		$4,840	5,570

Total El Salvador (Cost $5,225)			5,570

GERMANY (f) 1.4%
Republic of Germany
3.750% due 07/04/2013	EC	20,000	27,612

Total Germany (Cost $27,703)			27,612

GUATEMALA 0.8%
Republic of Guatemala
10.250% due 11/08/2011		$250	296
9.250% due 08/01/2013		13,731	15,715

Total Guatemala (Cost $15,682)			16,011

HONG KONG 0.2%
Hong Kong Government International Bond
5.125% due 08/01/2014		$3,000	3,093

Total Hong Kong (Cost $2,978)			3,093

LUXEMBOURG 0.6%
Gaz Capital S.A.
8.625% due 04/28/2034		$1,900	2,233
Gazprom International S.A.
7.201% due 02/01/2020		5,000	5,300
Tengizchevroil Finance Co.
6.124% due 11/15/2014		4,550	4,584

Total Luxembourg (Cost $11,283)			12,117

MALAYSIA 1.2%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	2,065
Petronas Capital Ltd.
7.000% due 05/22/2012		12,035	13,778
7.875% due 05/22/2022		3,000	3,727
Republic of Malaysia
8.750% due 06/01/2009		3,200	3,795

Total Malaysia (Cost $22,352)			23,365

MEXICO 14.0%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$4,050	4,073
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)		3,600	3,601
8.500% due 02/15/2008		3,200	3,616
3.400% due 10/15/2009 (a)		25,103	26,436
3.870% due 10/15/2009 (a)		200	211
9.125% due 10/13/2010		565	679
8.000% due 11/15/2011		7,000	8,075
7.375% due 12/15/2014		6,099	6,794
8.625% due 02/01/2022		17,733	20,677
Petroleos Mexicanos
6.500% due 02/01/2005		1,900	1,906
9.375% due 12/02/2008		500	589
9.250% due 03/30/2018		4,597	5,712
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,052
United Mexican States
8.625% due 03/12/2008		1,500	1,706
4.625% due 10/08/2008		60	61
2.752% due 01/13/2009 (a)		24	24
10.375% due 02/17/2009		2,690	3,295
8.375% due 01/14/2011		19,142	22,527
7.500% due 01/14/2012		3,000	3,410
6.375% due 01/16/2013		35,986	38,415
5.875% due 01/15/2014		1,000	1,027
6.625% due 03/03/2015		3,000	3,230
11.375% due 09/15/2016		1,060	1,567
8.125% due 12/30/2019		35,665	41,942
8.000% due 09/24/2022		17,380	20,091
11.500% due 05/15/2026		10,000	15,325
8.300% due 08/15/2031		18,350	21,552
7.500% due 04/08/2033		14,725	15,940
6.750% due 09/27/2034		6,150	6,089
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		20,094	286
0.000% due 06/30/2006 (a)		20,094	482
0.000% due 06/30/2007 (a)		18,575	398

Total Mexico (Cost $270,648)			280,788

MOROCCO 0.2%
Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,992	3,927

Total Morocco (Cost $3,838)			3,927

PANAMA 2.5%
Republic of Panama
8.250% due 04/22/2008		$4,110	4,583
9.625% due 02/08/2011		16,989	20,132
9.375% due 07/23/2012		18,723	22,280
2.750% due 07/17/2014 (a)		49	48
7.250% due 03/15/2015		1,000	1,045
9.375% due 04/01/2029		2,675	3,157

Total Panama (Cost $48,805)			51,245

PERU 3.1%
Republic of Peru
9.125% due 01/15/2008		$5,209	5,951
9.125% due 02/21/2012		10,041	11,748
4.500% due 03/07/2017 (a)		23,864	22,513
5.000% due 03/07/2017 (a)		18,502	17,826
8.750% due 11/21/2033		4,690	5,112

Total Peru (Cost $57,414)			63,150

RUSSIA 16.1%
Gazprom International S.A.
9.625% due 03/01/2013		$2,000	2,381
Russian Federation
8.750% due 07/24/2005		25,648	26,389
10.000% due 06/26/2007		1,180	1,336
8.250% due 03/31/2010		37,680	41,880
11.000% due 07/24/2018		2,700	3,790
12.750% due 06/24/2028		9,275	15,253
5.000% due 03/31/2030 (a)		224,880	232,838

Total Russia (Cost $315,294)			323,867

SOUTH AFRICA (f) 2.2%
Republic of South Africa
8.375% due 10/17/2006		$1,000	1,084
9.125% due 05/19/2009		6,940	8,241
7.375% due 04/25/2012		4,500	5,164
5.250% due 05/16/2013	EC	12,160	17,579
6.500% due 06/02/2014		$10,900	11,886
8.500% due 06/23/2017		250	314

Total South Africa (Cost $39,182)			44,268

SOUTH KOREA 0.1%
Korea Development Bank
4.750% due 07/20/2009		$2,570	2,622

Total South Korea (Cost $2,563)			2,622

TUNISIA (f) 2.6%
Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	450	631
7.375% due 04/25/2012		43,887	50,360
8.250% due 09/19/2027		1,680	1,991

Total Tunisia (Cost $52,666)			52,982

UKRAINE 4.4%
Republic of Ukraine
11.000% due 03/15/2007		$13,610	14,634
5.330% due 08/05/2009 (a)		7,725	8,198
5.355% due 08/05/2009 (a)		18,095	19,135
6.875% due 03/04/2011		35,850	36,760
7.650% due 06/11/2013		9,585	10,266

Total Ukraine (Cost $86,237)			88,993

UNITED STATES 0.6%
Pemex Project Funding Master Trust
3.180% due 06/15/2010 (a)		$11,056	11,371
UBS for OJSC Vimpel Communications
8.375% due 10/22/2011		450	443

Total United States (Cost $11,634)			11,814

VENEZUELA 0.0%
Republic of Venezuela
0.000% due 04/15/2020 (g)		$4	0

Total Venezuela (Cost $0)			0

SHORT-TERM INSTRUMENTS 35.8%
Certificates of Deposit 1.6%
Bank of America, N.A.
2.030% due 02/04/2005		$32,200	32,200

Commercial Paper 34.0%
Bank of Ireland
1.960% due 01/27/2005		29,700	29,661
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		38,400	38,339
Fannie Mae
1.968% due 01/05/2005		28,100	28,097
1.975% due 01/12/2005		1,900	1,899
1.990% due 01/19/2005		12,300	12,289
1.986% due 01/26/2005		3,100	3,096
2.000% due 01/26/2005		4,100	4,095
2.035% due 02/04/2005		500	499
2.157% due 02/09/2005		2,800	2,794
2.197% due 02/16/2005		1,600	1,596
2.210% due 02/16/2005		24,700	24,633
2.203% due 02/23/2005		1,100	1,096
2.285% due 03/09/2005		13,400	13,338
2.319% due 03/09/2005		32,000	31,852
2.230% due 03/15/2005		10,400	10,347
2.390% due 03/16/2005		5,100	5,074
2.430% due 03/23/2005		12,300	12,231
2.390% due 04/15/2005		18,300	18,166
2.485% due 05/25/2005		18,500	18,306
Federal Home Loan Bank
2.100% due 01/03/2005		96,000	96,000
1.955% due 01/14/2005		44,900	44,873
Freddie Mac
1.950% due 01/18/2005		13,500	13,489
1.985% due 01/25/2005		46,000	45,944
2.200% due 01/28/2005		33,400	33,349
2.190% due 02/15/2005		4,900	4,887
2.255% due 02/22/2005		33,400	33,295
2.100% due 03/01/2005		29,600	29,492
2.110% due 03/01/2005		500	498
1.890% due 03/07/2005		7,200	7,168
2.183% due 03/08/2005		12,900	12,841
2.260% due 03/14/2005		1,100	1,095
General Electric Capital Corp.
2.320% due 02/24/2005		33,200	33,089
HBOS Treasury Services PLC
1.955% due 01/25/2005		8,700	8,690
Rabobank USA Financial Corp.
1.950% due 01/26/2005		1,700	1,698
1.970% due 01/27/2005		4,800	4,794
UBS Finance, Inc.
2.200% due 01/03/2005		54,600	54,600
1.930% due 01/24/2005		300	300

			683,510

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005		3,834	3,834

(Dated 12/31/2004. Collateralized by Fannie Mae 1.875% due 01/15/2005 valued at $3,913. Repurchase proceeds are $3,835.)
U.S. Treasury Bills 0.0% (b)(c)
2.195% due 03/03/2005-03/17/2005		760	756

Total Short-Term Instruments (Cost $720,364)			720,300

Total Investments (Cost $2,340,512)		121.5%	$2,441,193
Written Options (e) (Premiums $496)		(0.0%)	(121)

Other Assets and Liabilities (Net)		(21.5%)	(432,686)

Net Assets		100.0%	$2,008,386

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $756 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	03/2005	413	$186

(d) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$442
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	855
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	110
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	9
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,015
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	3,210
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	489
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,500	7
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	500	3
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	3,500	14
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	177
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	142
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	323
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	44,490	733
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	680
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	679
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	16
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	9,000	319
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	257
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	9,750	53
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	1,500	10
Merrill Lynch & Co., Inc.	Republic of Kazakhstan, 11.125% until 05/11/2007	Sell	0.700%	03/11/2005	1,250	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	105
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,340
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	75
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	41
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	5
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	7,630	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	20
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	3,800	115
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	79,200	1,119
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	1,930
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	464
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	44

						$15,822

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	138	$36	$32
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	14	5	7
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	152	61	14

				$102	$53

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.900	%**	01/31/2005	$38,900	$164	$8
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.600	%*	01/31/2005	38,900	230	60

						$394	$68

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(f) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	01/2005	$126	$0	$126
Buy		8,166	02/2005	208	0	208
Sell		588	02/2005	0	(8)	(8)
Buy	CP	1,729,840	02/2005	230	0	230
Buy		16,878	03/2005	2	0	2
Buy	CY	24,681	09/2005	63	0	63
Sell	EC	13,276	01/2005	0	(224)	(224)
Buy	H$	9,953	01/2005	0	0	0
Buy	JY	1,391,423	01/2005	222	0	222
Buy	KW	1,468,665	01/2005	136	0	136
Buy		5,986,236	02/2005	362	0	362
Sell		4,003,777	02/2005	0	(213)	(213)
Buy	MP	30,883	02/2005	77	0	77
Buy		7,783	03/2005	5	0	5
Buy	PN	9,064	02/2005	32	0	32
Buy		316	03/2005	0	0	0
Buy	PZ	8,879	02/2005	286	0	286
Buy		863	03/2005	8	0	8
Buy	RP	64,178	02/2005	54	0	54
Sell		32,901	02/2005	0	(12)	(12)
Buy		110,650	03/2005	20	0	20
Buy	RR	36,441	01/2005	44	0	44
Buy		76,116	02/2005	76	0	76
Sell		5,564	02/2005	0	(3)	(3)
Buy	S$	2,110	01/2005	31	0	31
Buy		4,625	02/2005	29	0	29
Sell		423	02/2005	0	(1)	(1)
Buy	SR	8,741	02/2005	124	0	124
Sell		2,188	02/2005	0	(15)	(15)
Buy	SV	85,239	02/2005	196	0	196
Buy		6,525	03/2005	3	0	3
Buy	T$	88,132	02/2005	91	0	91
Buy		2,545	03/2005	2	0	2

				$2,427	$(476)	$1,951

(g) The aggregate value of fair valued securities is $0, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

European Convertible Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (c) 7.9%
Banking & Finance 4.7%
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (a)	EC	1,000	$1,529
RepCon Lux S.A.
4.500% due 01/26/2011		3,000	3,668

			5,197

Industrials 3.2%
Fujitsu Ltd.
0.000% due 05/27/2009	JY	100,000	954
Koninklijke Hoogovens NV
5.625% due 06/24/2008	EC	2,000	1,320
Parmalat Finance Corp.
6.125% due 09/29/2010 (b)		500	160
Schefenacker AG
9.500% due 02/11/2014		1,000	1,165

			3,599

Total Corporate Bonds & Notes (Cost $8,097)			8,796

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 8.4%
Republic of Switzerland
0.000% due 02/28/2005	SF	2,000	1,794
0.250% due 12/19/2007		8,500	7,520

Total Sovereign Issues (Cost $8,626)			9,314

COMMON STOCKS 0.3%		Shares
Communications 0.3%
Telefonos de Mexico S.A. de CV SP - ADR		7,607	292

Total Common Stocks (Cost $225)			292

CONVERTIBLE PREFERRED STOCK 3.7%
Fannie Mae
5.375% due 12/31/2049		23	2,438
General Motors Corp.
5.250% due 03/06/2032		10,000	231
HSBC Finance Corp.
8.875% due 02/15/2006		18,000	841
News Corp. Finance Trust II
0.750% due 03/15/2023		660	668

Total Convertible Preferred Stock (Cost $3,834)			4,178

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES (c) 71.9%
Banking & Finance 34.6%
Adidas-Salomon International Finance
2.500% due 10/08/2018	EC	1,000	1,749
AngloGold Holdings PLC
2.375% due 02/27/2009		$1,200	1,167
Axa Societe Anonyme
2.500% due 01/01/2014	EC	825	1,320
BCP Finance Bank Ltd.
4.750% due 06/20/2011		2,000	2,800
Ciaxa Finance BV
0.250% due 07/03/2006		2,150	3,169
Holcim Capital Corp.
0.000% due 06/10/2017		$3,300	2,233
KFW International Finance, Inc.
0.875% due 01/08/2007	EC	5,000	6,687
KFW Kreditanstalt fuer Wiederaufbau
0.750% due 08/08/2008		7,000	10,170
Parmalat Finanziaria SpA
0.875% due 06/30/2021(b)		600	287
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	682
SAB Finance
4.250% due 08/10/2006		$800	1,525
Scottish Power Finance Ltd.
4.000% due 07/29/2049(a)		3,000	3,237
Suedzucker International Finance BV
3.000% due 12/08/2008	EC	2,250	3,077
Wells Fargo & Co.
1.910% due 05/01/2033 (a)		$400	400

			38,503

Industrials 33.6%
Anglo American PLC
3.375% due 04/17/2007		2,500	2,882
Arcelor
3.000% due 06/27/2017	EC	1,348	2,112
ASML Holding NV
5.500% due 05/15/2010		200	334
BAA PLC
2.940% due 04/04/2008	BP	2,350	4,312
BAE Systems PLC
3.750% due 07/21/2006		1,000	2,076
Bristol-Myers Squibb Co.
1.990% due 09/15/2023		$500	506
Compagnie de St. Gobain (CIE DE)
2.625% due 01/01/2007	EC	1,722	2,478
Deutsche Post AG
2.650% due 07/02/2007		2,500	3,563
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	308
Groupe Danone
1.200% due 01/01/2007	EC	1,970	2,686
Holcim Overseas Finance Ltd.
1.000% due 06/10/2012	SF	1,000	952
Korea Tobacco & Ginseng Corp.
2.000% due 10/31/2006		$100	185
Lagardere S.C.A.
2.500% due 07/01/2005	EC	500	681
Nestle Holdings, Inc.
3.000% due 05/09/2005		$750	853
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008	EC	432	645
Rank Group PLC
3.875% due 01/20/2009	BP	1,500	2,834
Roche Holdings, Inc.
0.000% due 07/25/2021		$1,200	779
0.000% due 07/25/2021		3,900	2,515
STMicroelectronics NV
0.010% due 07/05/2013		1,500	1,425
Vinci S.A.
2.000% due 01/01/2018	EC	1,440	2,439
Vivendi Universal S.A.
1.000% due 03/01/2006		1,547	2,780

			37,345

Utilities 3.7%
Deutsche Telekom International Finance BV
6.500% due 06/01/2006		300	501
	Shares
France Telecom S.A.
1.600% due 01/01/2009		750	2,820
	Principal Amount (000s)
Sogerim S.A.
1.000% due 03/15/2006	EC	500	782
			4,103

Total Convertible Bonds & Notes (Cost $73,229)			79,951

SHORT-TERM INSTRUMENTS 5.5%
Commercial Paper 5.3%
Barclays U.S. Funding Corp.
2.425% due 03/15/2005		$2,600	2,587
Danske Corp.
2.370% due 03/14/2005		1,000	995
Fannie Mae
2.230% due 03/15/2005		700	697
2.390% due 03/16/2005		200	199
ING U.S. Funding LLC
2.445% due 03/21/2005		1,200	1,193
UBS Finance, Inc.
2.410% due 03/15/2005		200	199

			5,870

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005		220	220
(Dated 12/31/2004. Collateralized by Freddie Mac 5.000% due 01/30/2014 valued at $225. Repurchase proceeds are $220.)

Total Short-Term Instruments (Cost $6,092)			6,090

Total Investments (Cost $100,103)		97.7%	$108,621

Other Assets and Liabilities (Net)		2.3%	2,542

Net Assets		100.0%	$111,163

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) Security is in default.

(c) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	191	01/2005	$0	$(3)	$(3)
Sell		1,761	01/2005	19	(1)	18
Buy	EC	25,411	01/2005	474	0	474
Sell		6,306	01/2005	9	(22)	(13)
Buy	JY	241,711	01/2005	102	0	102
Sell		270,616	01/2005	0	(4)	(4)
Buy	SF	47	03/2005	0	0	0
Sell		5,282	03/2005	0	(16)	(16)

				$604	$(46)	$558

See accompanying notes

Schedule of Investments

European StocksPLUS TR Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.7%
Banking & Finance 0.2%
Banque Centrale De Tunisie
7.375% due 04/25/2012	$12	$14

Utilities 2.5%
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	69	69
SBC Communications, Inc.
4.206% due 06/05/2021	100	100

		169

Total Corporate Bonds & Notes (Cost $184)		183

MUNICIPAL BONDS & NOTES 1.7%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	20
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	30	31

Total Municipal Bonds & Notes (Cost $112)		113

U.S. GOVERNMENT AGENCIES 41.2%
Fannie Mae
3.375% due 11/25/2023 (a)	100	101
4.838% due 12/01/2034 (a)	100	102
5.000% due 01/19/2020 - 01/13/2035 (c)	1,000	1,004
5.500% due 01/13/2035	1,100	1,117
5.591% due 07/01/2032 (a)	105	106
Freddie Mac
2.602% due 10/15/2020 (a)	69	69
2.750% due 02/15/2012	100	100
5.500% due 08/15/2030	10	10
Government National Mortgage Association
6.000% due 09/16/2028	140	141

Total U.S. Government Agencies (Cost $2,752)		2,750

U.S. TREASURY OBLIGATIONS 19.9%
Treasury Inflation Protected Securities
3.875% due 01/15/2009	466	522
0.875% due 04/15/2010 (b)	101	100
U.S. Treasury Note
1.625% due 04/30/2005	300	299
1.250% due 05/31/2005	200	199
3.500% due 12/15/2009	100	99
4.875% due 02/15/2012	100	106

Total U.S. Treasury Obligations (Cost $1,324)		1,325

MORTGAGE-BACKED SECURITIES 5.0%
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	67	67
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)	268	268

Total Mortgage-Backed Securities (Cost $336)		335

ASSET-BACKED SECURITIES 3.3%
Countrywide Asset-Backed Certificates
2.271% due 06/25/2022 (a)	44	44
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024 (a)	38	38
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.547% due 03/25/2034 (a)	38	38
SLM Student Loan Trust
1.970% due 10/25/2009 (a)	100	100

Total Asset-Backed Securities (Cost $219)		220

SOVEREIGN ISSUES 5.5%
Republic of Brazil
7.720% due 06/29/2009 (a)	10	12
14.500% due 10/15/2009	25	33
3.125% due 04/15/2012 (a)	18	17
Republic of Germany
4.500% due 01/04/2013	100	145
Republic of Panama
9.625% due 02/08/2011	12	14
Republic of Peru
9.125% due 02/21/2012	21	25
Russian Federation
8.250% due 03/31/2010 (a)	20	22
5.000% due 03/31/2030 (a)	50	52
United Mexican States
10.375% due 02/17/2009	36	44

Total Sovereign Issues (Cost $355)		364

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005	3	0
Eurodollar March Futures (CME)
Strike @ 96.750 Exp. 03/14/2005	2	0
Strike @ 93.750 Exp. 03/14/2005	6	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.5%
Fannie Mae
7.000% due 12/31/2049 (a)	555	32

Total Preferred Stock (Cost $28)		32

EXCHANGE-TRADED FUND 0.1%
Index Funds 0.1%
streetTRACKS Dow Jones EURO STOXX 50 Fund	249	10

Total Exchange-Traded Funds (Cost $9)		10

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 54.7%
Certificate of Deposit 1.5%
Bank of America, N.A.
2.440% due 03/28/2005	$100	99

Commercial Paper 40.4%
Anz (Delaware), Inc.
2.375% due 02/22/2005	100	100
Fannie Mae
1.150% due 01/03/2005	200	200
1.990% due 01/26/2005	100	100
2.044% due 02/04/2005	100	100
2.197% due 02/16/2005	100	100
2.210% due 02/16/2005	100	100
2.197% due 03/02/2005	100	100
2.349% due 03/16/2005	100	99
Federal Home Loan Bank
2.100% due 01/03/2005	600	600
1.934% due 01/14/2005	100	100
2.028% due 01/28/2005	100	100
2.313% due 03/04/2005	100	100
ForeningsSparbanken AB
2.370% due 03/07/2005	100	99
Freddie Mac
2.255% due 02/22/2005	100	100
2.183% due 03/08/2005	100	99
General Electric Capital Corp.
2.040% due 02/04/2005	200	200
HBOS Treasury Services PLC
2.370% due 03/08/2005	100	99
ING U.S. Funding LLC
2.400% due 04/05/2005	100	99
Royal Bank of Scotland PLC
2.025% due 01/21/2005	100	100
UBS Finance, Inc.
2.200% due 01/03/2005	100	100

		2,695

Repurchase Agreement 3.5%
State Street Bank
1.900% due 01/03/2005	230	230
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 1.435% due 06/03/2005 valued at $239. Repurchase proceeds are $230.)

U.S. Treasury Bill 9.3%
2.178% due 03/17/2005 (d)(e)	625	622

Total Short-Term Instruments (Cost $3,647)		3,646

Total Investments (Cost $8,966)	134.6%	$8,978
Written Options (g) (Premiums $3)	(0.0%)	(1)

Other Assets and Liabilities (Net)	(34.6%)	(2,308)

Net Assets	100.0%	$6,669

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	1	$(1)
Eurodollar June Long Futures	06/2005	6	(4)
Eurodollar September Long Futures	09/2005	2	(1)
Eurodollar December Long Futures	12/2006	1	3
U.S. Treasury 10-Year Note Long Futures	03/2005	13	0
U.S. Treasury 30-Year Bond Long Futures	03/2005	3	8
U.S. Treasury 5-Year Note Long Futures	03/2005	1	0

			$5

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015	EC	100	$6
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	100	0
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		1,300	7
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$400	(1)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		700	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		200	1
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		100	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		200	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		300	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	0

							$16

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$166	$85

					$85

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	3	$2	$1
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	3	1	0

				$3	$1

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$199	$197
U.S. Treasury Note	4.250	11/15/2013	400	403	401

				$602	$598

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3	01/2005	$0	$0	$0
Buy	EC	12	01/2005	1	0	1
Sell		4,852	01/2005	0	(83)	(83)
Buy	JY	11,883	01/2005	5	0	5
Sell		5,776	01/2005	0	(1)	(1)
Buy	SK	23	03/2005	0	0	0

				$6	$(84)	$(78)

See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS TR Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.1%
Banking & Finance 0.2%
Banque Centrale De Tunisie
7.375% due 04/25/2012	$12	$14

Utilities 1.9%
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	41	41
SBC Communications, Inc.
4.206% due 06/05/2005	100	100

		141

Total Corporate Bonds & Notes (Cost $155)		155

MUNICIPAL BONDS & NOTES 1.5%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	20
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	30	31

Total Municipal Bonds & Notes (Cost $112)		113

U.S. GOVERNMENT AGENCIES 39.2%
Fannie Mae
3.375% due 11/25/2023 (a)	100	101
5.000% due 12/16/2019 - 01/13/2035 (c)	1,100	1,106
5.500% due 01/13/2035	1,200	1,219
5.591% due 07/01/2032 (a)	105	106
Freddie Mac
2.602% due 10/15/2020 (a)	69	69
2.750% due 02/15/2012	100	100
5.500% due 11/15/2018 - 08/15/2030 (c)	87	89
Government National Mortgage Association
6.000% due 09/16/2028	112	113

Total U.S. Government Agencies (Cost $2,906)		2,903

U.S. TREASURY OBLIGATIONS 19.5%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	59	64
3.875% due 01/15/2009	233	261
0.875% due 04/15/2010	101	100
3.500% due 01/15/2011	110	125
U.S. Treasury Notes
1.625% due 04/30/2005	200	200
1.250% due 05/31/2005	200	199
3.375% due 10/15/2009	400	396
3.500% due 12/15/2009	100	99

Total U.S. Treasury Obligations (Cost $1,443)		1,444

ASSET-BACKED SECURITIES 2.6%
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)	25	26
Fannie Mae
2.482% due 07/15/2025 (a)	45	45
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034 (a)	20	20
SLM Student Loan Trust
2.063% due 07/27/2009 (a)	100	100

Total Asset-Backed Securities (Cost $190)		191

SOVEREIGN ISSUES 2.6%
Republic of Brazil
7.720% due 06/29/2009 (a)	10	12
14.500% due 10/15/2009	25	34
3.125% due 04/15/2012 (a)	18	17
Republic of Panama
9.625% due 02/08/2011	12	14
Republic of Peru
9.125% due 02/21/2012	11	13
Republic of Ukraine
11.000% due 03/15/2007 (a)	9	10
Russian Federation
8.250% due 03/31/2010 (a)	10	11
5.000% due 03/31/2030 (a)	40	41
United Mexican States
10.375% due 02/17/2009	36	44

Total Sovereign Issues (Cost $190)		196

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005	1	0
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/14/2005	1	0
Strike @ 93.250 Exp. 03/14/2005	5	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.5%
Fannie Mae
7.000% due 12/31/2049 (a)	598	34

Total Preferred Stock (Cost $30)		34

EXCHANGE-TRADED FUNDS 6.9%
Index Funds 6.9%
iShares MSCI Hong Kong Index Fund	6,509	79
iShares MSCI Malaysia Index Fund	3,960	28
iShares MSCI Singapore Index Fund	15,302	110
iShares MSCI South Korea Index Fund	1,422	41
iShares MSCI Taiwan Index Fund	20,732	250

Total Exchange-Traded Funds (Cost $493)		508

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 58.9%
Commercial Paper 52.5%
ABN AMRO North America
1.925% due 01/24/2005	$100	100
Anz (Delaware), Inc.
2.375% due 02/22/2005	100	100
Barclays U.S. Funding Corp.
2.060% due 02/22/2005	100	100
Danske Corp.
2.370% due 03/14/2005	100	99
Den Norske Bank ASA
2.360% due 03/07/2005	100	100
Fannie Mae
1.150% due 01/03/2005	200	200
2.197% due 03/02/2005	100	100
2.270% due 03/09/2005	100	99
2.285% due 03/09/2005	100	99
2.302% due 03/09/2005	100	99
2.319% due 03/09/2005	100	100
2.349% due 03/16/2005	100	99
2.474% due 03/30/2005	100	99
Federal Home Loan Bank
2.100% due 01/03/2005	800	800
1.934% due 01/14/2005	100	100
2.028% due 01/28/2005	100	100
2.313% due 03/04/2005	100	100
2.308% due 03/09/2005	100	100
2.340% due 03/11/2005	100	99
ForeningsSparbanken AB
2.370% due 03/07/2005	100	100
Freddie Mac
2.183% due 03/08/2005	100	100
2.229% due 03/15/2005	100	99
2.380% due 03/31/2005	100	99
General Electric Capital Corp.
1.920% due 01/03/2005	100	100
2.320% due 02/24/2005	100	100
HBOS Treasury Services PLC
2.370% due 03/08/2005	100	100
ING U.S. Funding LLC
2.400% due 04/05/2005	100	99
Nordea North America, Inc.
2.450% due 04/04/2005	100	99
Rabobank USA Financial Corp.
1.960% due 01/28/2005	100	100
Royal Bank of Scotland PLC
2.025% due 01/21/2005	100	100
UBS Finance, Inc.
2.200% due 01/03/2005	100	100

		3,888

Repurchase Agreement 4.6%
State Street Bank
1.900% due 01/03/2005	339	339
(Dated 12/31/2004. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $348. Repurchase proceeds are $339.)

U.S. Treasury Bill 1.8%
2.164% due 03/17/2005 (d)	135	135

Total Short-Term Instruments (Cost $4,363)		4,362

Total Investments (Cost $9,882)	133.8%	$9,906
Written Options (f) (Premiums $3)	(0.0%)	(1)

Other Assets and Liabilities (Net)	(33.8%)	(2,503)

Net Assets	100.0%	$7,402

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $135 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	6	$(4)
Eurodollar September Long Futures	09/2005	2	(1)
Eurodollar December Long Futures	12/2006	1	3
Euro-Bund 10-Year Note Long Futures	03/2005	1	0
U.S. Treasury 10-Year Note Long Futures	03/2005	23	7
U.S. Treasury 30-Year Bond Long Futures	03/2005	3	8
U.S. Treasury 5-Year Note Long Futures	03/2005	1	(1)

			$12

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015	EC100	$6
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK100	1
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	100	0
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	1,100	6
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$400	(1)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010	400	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	300	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	200	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	100	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	300	0

						$17

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	165,168	$23
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	83,191	1
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	101,471	41
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	119,892	17
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	74,139	115

					$197

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	3	$2	$1
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	3	1	0

				$3	$1

(g) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$200	$197
U.S. Treasury Note	4.250	11/15/2013	300	302	301

				$502	$498

(h) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3	01/2005	$0	$0	$0
Buy	EC	9	01/2005	0	0	0
Sell		24	01/2005	0	0	0
Buy	H$	1,750	02/2005	0	0	0
Sell		17,388	02/2005	2	0	2
Buy	JY	10,058	01/2005	4	0	4
Sell		4,518	01/2005	0	0	0
Buy	KW	245,000	02/2005	7	0	7
Sell		2,456,880	02/2005	0	(60)	(60)
Sell	S$	1,259	01/2005	0	(7)	(7)
Buy		170	02/2005	1	0	1
Sell		518	02/2005	0	(1)	(1)
Buy	SK	20	03/2005	0	0	0
Buy	T$	5,800	02/2005	4	0	4
Sell		50,282	02/2005	0	(33)	(33)

				$18	$(101)	$(83)

See accompanying notes

Schedule of Investments

Floating Income Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 26.6%
Banking & Finance 10.5%
American General Finance Corp.
1.690% due 01/06/2006 (a)		$600	$600
Banco Santander Chile
2.800% due 12/09/2009 (a)		1,500	1,504
Bear Stearns Cos, Inc.
2.550% due 09/27/2007 (a)		650	659
2.430% due 01/30/2009 (a)		2,500	2,509
2.720% due 09/09/2009 (a)		1,680	1,680
Borden US Finance Corp.
6.820% due 07/15/2010 (a)		600	630
CIT Group, Inc.
2.170% due 04/19/2006 (a)		400	400
2.530% due 05/18/2007 (a)		100	100
2.740% due 09/20/2007 (a)		4,000	4,004
Ford Motor Credit Co.
7.500% due 03/15/2005		200	202
7.600% due 08/01/2005		1,200	1,228
3.240% due 11/16/2006 (a)		1,000	999
3.379% due 09/28/2007 (a)		2,500	2,484
3.930% due 01/15/2010 (a)		1,000	1,000
General Electric Capital Corp.
2.615% due 03/15/2005 (a)		200	200
2.380% due 02/03/2006 (a)		100	100
2.446% due 05/12/2006 (a)		100	100
2.230% due 04/30/2009 (a)		1,500	1,501
2.510% due 11/21/2011 (a)		2,000	2,005
2.750% due 09/15/2014 (a)		450	451
General Motors Acceptance Corp.
7.500% due 07/15/2005		400	408
3.329% due 10/20/2005 (a)		1,390	1,395
3.185% due 05/18/2006 (a)		5,050	5,029
2.970% due 01/16/2007 (a)		250	247
3.020% due 07/16/2007 (a)		1,100	1,084
Goldman Sachs Group, Inc.
2.280% due 10/27/2006 (a)		800	802
2.430% due 07/23/2009 (a)		4,135	4,154
Household Finance Corp.
2.370% due 02/09/2007 (a)		125	125
2.625% due 11/16/2009 (a)		4,500	4,509
HSBC Bank USA NA
2.590% due 09/21/2007 (a)		1,400	1,402
International Lease Finance Corp.
2.406% due 01/15/2010 (a)		3,500	3,502
Korea Development Bank
2.470% due 10/20/2009 (a)		200	200
Merrill Lynch & Co., Inc.
2.750% due 03/07/2006 (a)		100	100
2.350% due 04/18/2006 (a)		250	251
Morgan Stanley Dean Witter & Co.
1.730% due 01/12/2007 (a)		442	443
1.836% due 02/15/2007 (a)		700	701
2.330% due 01/22/2009 (a)		100	100
2.556% due 01/15/2010 (a)		3,500	3,509
National Rural Utilities Cooperative Finance Corp.
2.400% due 02/17/2006 (a)		900	901
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)		100	105
Simmons Co.
4.188% due 12/19/2011		1,000	1,014
SLM Corp.
2.690% due 09/15/2006 (a)		2,500	2,508
2.220% due 01/25/2007 (a)		2,500	2,504
1.870% due 07/25/2008 (a)		500	501
2.300% due 01/26/2009 (a)		1,000	1,001
UBS Luxembourg S.A. for Sberbank
3.410% due 10/24/2006 (a)		150	152
Universal City Florida Holding Co.
7.200% due 05/01/2010 (a)		2,000	2,090
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		300	300
Wells Fargo & Co.
2.390% due 09/29/2005 (a)		250	250

			61,643

Industrials 13.1%
Abitibi-Consolidated, Inc.
5.990% due 06/15/2011 (a)		2,350	2,432
AOL Time Warner, Inc.
5.625% due 05/01/2005		1,250	1,262
Boise Cascade LLC
5.005% due 10/15/2012 (a)		3,000	3,127
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)		1,900	2,023
Caesars Entertainment, Inc.
9.375% due 02/15/2007		430	475
CCO Holdings LLC
6.544% due 12/15/2010 (a)		4,000	4,010
Cox Communications, Inc.
3.040% due 12/14/2007 (a)		4,000	4,010
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)		40	40
2.960% due 05/24/2006 (a)		5,100	5,127
3.210% due 08/08/2006 (a)		100	101
1.500% due 11/17/2006 (a)		1,000	1,000
2.940% due 09/10/2007 (a)		800	803
Dex Media West LLC
4.390% due 09/09/2010		26	26
Duke Energy Field Services LLC
7.500% due 08/16/2005		5,000	5,133
EchoStar DBS Corp.
4.850% due 10/01/2008 (a)		2,200	2,291
5.750% due 10/01/2008		1,000	1,018
El Paso Corp.
6.950% due 12/15/2007		1,750	1,842
Enterprise Products Operating LP
4.000% due 10/15/2007		500	499
Freescale Semiconductor, Inc.
4.820% due 07/15/2009 (a)		2,950	3,086
Georgia-Pacific Corp.
7.500% due 05/15/2006		2,000	2,105
7.375% due 07/15/2008		1,000	1,093
Goodman Global Holding Co, Inc.
5.501% due 06/15/2012		1,000	1,020
HCA, Inc.
6.910% due 06/15/2005		1,000	1,015
8.750% due 09/01/2010		1,000	1,144
HealthSouth Corp.
7.625% due 06/01/2012		1,000	1,010
Hertz Corp.
3.400% due 08/05/2008 (a)		100	101
Jefferson-Pilot Corp.
4.313% due 11/01/2010		215	218
JetBlue Airways Corp.
5.390% due 11/15/2008 (a)		2,500	2,521
La Quinta Corp.
7.000% due 08/15/2007		1,250	1,327
Lenfest Communications, Inc.
8.375% due 11/01/2005		5,320	5,545
MagnaChip Semiconductor S.A.
5.780% due 12/15/2011 (a)		2,000	2,065
MCI, Inc.
5.908% due 05/01/2007		3,450	3,541
Meritor Automotive, Inc.
6.800% due 02/15/2009		500	528
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,750	1,982
Pemex Project Funding Master Trust
3.790% due 06/15/2010 (a)		7,500	7,726
Primedia, Inc.
7.665% due 05/15/2010 (a)		1,100	1,172
Qwest Corp.
5.790% due 02/15/2009 (a)		3,850	3,917
TCI Communications, Inc.
7.250% due 08/01/2005		125	128
8.000% due 08/01/2005		100	103

			76,566

Utilities 2.9%
Alabama Power Co.
2.300% due 04/23/2006 (a)		100	100
AT&T Corp.
1.000% due 11/15/2011		1,000	1,156
Carolina Power & Light Co.
7.500% due 04/01/2005		475	480
Charter Communications Holdings LLC
4.920% due 04/26/2011		3	3
CMS Energy Corp.
9.875% due 10/15/2007		600	674
Dobson Cellular Systems
6.870% due 11/01/2011		1,500	1,560
Dominion Resources, Inc.
7.625% due 07/15/2005		100	102
Duke Energy Corp.
2.890% due 12/08/2005 (a)		1,000	1,002
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		477	477
Progress Energy, Inc.
6.750% due 03/01/2006		4,500	4,671
PSEG Energy Holdings LLC
7.750% due 04/16/2007		600	638
Rogers Wireless Communications, Inc.
1.010% due 12/15/2010		2,250	2,368
Rural Cellular Corp.
6.990% due 03/15/2010 (a)		1,400	1,456
Southwestern Electric Power
4.500% due 07/01/2005		1,000	1,007
Sprint Capital Corp.
7.900% due 03/15/2005		200	202
Time Warner Telecom Holdings, Inc.
6.290% due 02/15/2011 (a)		1,350	1,374

			17,270

Total Corporate Bonds & Notes (Cost $154,846)			155,479

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
1.470% due 10/03/2005 (a)		200	200
1.485% due 07/06/2005 (a)		100	100
2.226% due 01/07/2006 (a)		2,500	2,499
2.460% due 03/23/2005 (a)		1,750	1,750
Federal Home Loan Bank
1.635% due 08/26/2005 (a)		2,500	2,500
2.405% due 03/15/2005 (a)		300	300
Freddie Mac
1.537% due 10/07/2005 (a)		200	200
2.415% due 09/09/2005 (a)		1,750	1,751

Total U.S. Government Agencies (Cost $9,297)			9,300

ASSET-BACKED SECURITIES 12.7%
Advertising Directory Solutions, Inc.
4.400% due 11/09/2011 (a)		1,000	1,009
AES Corp.
4.440% due 04/30/2008 (a)		2,000	2,034
Alderwoods Group, Inc.
4.120% due 08/07/2008 (a)		85	86
3.730% due 09/17/2008 (a)		137	138
4.420% due 09/17/2008 (a)		68	69
4.690% due 09/17/2008 (a)		72	73
Allegheny Energy, Inc.
5.610% due 03/08/2011 (a)		3,000	3,055
Allied Waste North America, Inc.
4.540% due 01/15/2010 (a)		1,250	1,268
Appleton Papers, Inc.
4.790% due 06/09/2010 (a)		150	151
4.330% due 06/11/2010 (a)		149	151
Ardent Health Services, Inc.
6.000% due 08/15/2011 (a)		3,001	3,016
Asset-Backed Securities Corp. Home Equity Loan Trust
2.300% due 12/25/2034 (a)		500	500
BCP Caylux Holdings Luxembourg S.A.
6.060% due 06/08/2011 (a)		600	608
Berry Plastics Corporation
1.010% due 06/30/2010 (a)		500	507
Boise Cascade Corp.
4.688% due 10/29/2011 (a)		3,500	3,540
Brenntag AG
4.730% due 02/28/2012 (a)		1,000	1,009
Capital Auto Receivables Asset Trust
2.640% due 03/17/2008		500	498
Charter Communications Holdings LLC
4.920% due 04/26/2011 (a)		995	997
Chase Funding Loan Acquisition Trust
2.747% due 01/25/2033 (a)		398	399
Cooper Standard Automotive, Inc.
1.010% due 12/23/2011 (a)		2,539	2,573
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)		126	126
2.344% due 04/25/2035 (a)		483	483
Dex Media West LLC
3.460% due 09/09/2010 (a)		135	136
3.820% due 09/09/2010 (a)		22	23
3.850% due 09/09/2010 (a)		27	27
4.140% due 09/09/2010 (a)		96	97
4.160% due 09/09/2010 (a)		2,044	2,066
4.170% due 09/09/2010 (a)		119	120
6.000% due 09/09/2010 (a)		5	5
Dresser-Rand Group, Inc.
1.010% due 11/29/2011 (a)		1,000	1,016
El Paso Corp.
2.850% due 11/22/2009 (a)		1,875	1,891
5.188% due 11/22/2009 (a)		625	631
Fannie Mae
2.290% due 04/25/2035 (a)		500	500
Federal Mogul Corp.
1.010% due 12/08/2011 (a)		2,000	2,011
General Growth Properties
4.530% due 11/12/2007 (a)		2,500	2,502
4.530% due 11/12/2008 (a)		1,000	1,004
Graham Packaging Co., Inc.
6.813% due 03/15/2012 (a)		1,500	1,541
GSAMP Trust
2.580% due 06/20/2033 (a)		90	91
Headwaters, Inc.
5.330% due 04/30/2011 (a)		1,649	1,673
Hercules, Inc.
2.975% due 10/08/2010 (a)		564	569
4.310% due 10/08/2010 (a)		35	35
HFC Home Equity Loan Asset Backed Certificates
2.780% due 07/20/2031 (a)		228	228
Insight Midwest LP
4.750% due 12/31/2009 (a)		500	509
Jarden Corp.
1.010% due 01/21/2012 (a)		2,000	2,021
Jean Coutu Group, Inc.
4.438% due 07/30/2011 (a)		2,000	2,033
K&F Industries, Inc.
4.900% due 11/18/2012 (a)		10	11
4.920% due 11/18/2012 (a)		973	990
6.750% due 11/18/2012 (a)		6	6
Loews Cineplex Entertainment Corp.
4.440% due 07/08/2011 (a)		238	242
4.420% due 07/08/2011 (a)		1	1
4.420% due 07/22/2011 (a)		1,261	1,279
Mediacom Communications LLC
1.010% due 09/30/2010		1,000	1,016
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.321% due 08/25/2034 (a)		95	95
2.567% due 10/25/2034 (a)		493	493
Nalco Co.
3.930% due 11/01/2010 (a)		416	423
4.410% due 11/01/2010 (a)		472	479
4.530% due 11/01/2010 (a)		612	621
New Century Home Equity Loan Trust
2.587% due 11/25/2033 (a)		85	85
New Skies Satellites NV
5.188% due 05/02/2010		1,500	1,523
NRG Energy, Inc.
1.010% due 12/24/2011 (a)		3,001	3,014
PacifiCare Health Systems, Inc.
1.010% due 12/13/2010		1,200	1,202
PanAmSat Corp.
4.910% due 08/20/2009 (a)		1,578	1,587
Park Place Securities, Inc.
2.577% due 02/25/2035 (a)		493	493
Polypore, Inc.
4.670% due 11/12/2011		500	508
Refco Finance Holdings LLC
5.163% due 07/30/2011		2,499	2,529
Reliant Energy, Inc.
4.795% due 12/22/2010		4,000	4,055
Revlon Consumer Products Corp.
7.860% due 07/31/2010		1,000	1,034
RH Donnelley Finance Corp.
3.920% due 06/30/2011 (a)		15	15
4.060% due 06/30/2011 (a)		61	61
4.130% due 06/30/2011 (a)		76	76
4.140% due 06/30/2011 (a)		45	46
4.160% due 06/30/2011 (a)		15	15
4.180% due 06/30/2011 (a)		45	46
4.230% due 06/30/2011 (a)		105	106
4.270% due 06/30/2011 (a)		30	30
4.310% due 06/30/2011 (a)		45	46
5.000% due 06/30/2011 (a)		61	61
Sealy Mattress Co.
4.450% due 08/06/2012		276	280
4.650% due 08/06/2012		204	207
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)		1,250	1,251
Smurfit-Stone Container Corp.
2.206% due 11/01/2009 (a)		87	89
4.313% due 11/01/2010		72	73
4.438% due 11/01/2010 (a)		286	290
4.688% due 11/01/2010 (a)		340	345
Structured Asset Investment Loan Trust
2.587% due 10/25/2033 (a)		82	82
UGS Corp.
6.250% due 05/27/2011		1,000	1,017
Universal City Development
4.410% due 06/09/2010		1,000	1,016
Valor Telecommunications LLC
5.750% due 09/23/2009		472	478
5.920% due 09/23/2009		528	534
Wynn Resorts Ltd.
4.575% due 12/13/2011		3,000	3,040

Total Asset-Backed Securities (Cost $69,203)			73,909

SOVERIGN ISSUES 12.4%
Republic of Egypt
7.625% due 07/11/2006		500	527
Republic of Kazakhstan
11.125% due 05/11/2007		750	872
Republic of Brazil
10.000% due 01/16/2007		250	278
3.125% due 04/15/2009 (a)		757	751
8.299% due 06/29/2009 (a)		17,100	20,157
3.125% due 04/15/2012 (a)		8,273	7,931
8.000% due 04/15/2014		1,114	1,147
11.000% due 08/17/2040		2,000	2,376
Republic of Bulgaria
2.750% due 07/28/2012 (a)		1,000	1,002
Republic of Chile
2.519% due 01/28/2008 (a)		1,461	1,472
Republic of Colombia
10.500% due 06/13/2006		750	823
8.625% due 04/01/2008		1,000	1,103
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,531
8.000% due 08/15/2030		500	433
Republic of Panama
2.750% due 07/17/2014 (a)		651	643
2.750% due 07/17/2016 (a)		1,128	1,074
Republic of Peru
9.125% due 01/15/2008		5,400	6,170
5.000% due 03/07/2017 (a)		440	424
Republic of Ukraine
11.000% due 03/15/2007 (a)		1,120	1,204
5.330% due 08/05/2009 (a)		8,650	9,154
6.875% due 03/04/2011		250	256
Republic of Venezuela
3.090% due 04/20/2011		3,000	2,712
Russian Federation
8.750% due 07/24/2005		3,147	3,238
8.250% due 03/31/2010 (a)		2,500	2,780
12.750% due 06/24/2028		100	164
5.000% due 03/31/2030 (a)		3,300	3,417
United Mexican States
2.752% due 01/13/2009 (a)		1,011	1,026

Total Sovereign Issues (Cost $71,775)			72,665

FOREIGN CURRENCY-DENOMINATED ISSUES (e) 1.6%
AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	190,000	1,855
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	6,500	8,828
Republic of Germany
6.875% due 05/12/2005		280	387

Total Foreign Currency-Denominated Issues (Cost $8,636)			11,070

CONVERTIBLE BONDS & NOTES 0.0%
Utilities 0.0%
AES Corp.
4.500% due 08/15/2005		$200	202

Total Convertible Bonds & Notes (Cost $200)			202

		Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		43,700	2,488

Total Preferred Stock (Cost $2,185)			2,488

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 49.6%
Commercial Paper 49.0%
ABN AMRO North America
1.925% due 01/24/2005		$900	899
Anz (Delaware), Inc.
2.015% due 02/14/2005		300	299
Anz National International Ltd.
2.050% due 01/28/2005		500	499
Bank of Ireland
2.505% due 04/21/2005		11,900	11,808
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		900	898
2.125% due 02/03/2005		600	599
2.060% due 02/22/2005		100	100
CDC Commercial Corp.
2.040% due 02/22/2005		1,800	1,795
2.070% due 02/23/2005		300	299
Danske Corp.
2.375% due 04/01/2005		3,600	3,578
Den Norske Bank ASA
1.980% due 02/03/2005		400	399
Dexia Delaware LLC
2.010% due 01/21/2005		400	400
2.410% due 03/14/2005		7,900	7,861
2.420% due 03/14/2005		1,500	1,493
Fannie Mae
1.150% due 01/03/2005		16,900	16,900
1.990% due 01/26/2005		600	599
2.044% due 02/04/2005		1,300	1,297
2.197% due 02/16/2005		1,200	1,197
2.210% due 02/16/2005		3,000	2,992
2.203% due 02/23/2005		300	299
2.221% due 02/23/2005		800	797
2.197% due 03/02/2005		5,000	4,981
2.272% due 03/09/2005		5,000	4,977
2.285% due 03/09/2005		1,900	1,891
2.302% due 03/09/2005		4,800	4,778
2.319% due 03/09/2005		3,600	3,584
2.230% due 03/15/2005		2,000	1,990
2.349% due 03/16/2005		8,700	8,656
2.390% due 03/16/2005		2,200	2,189
2.430% due 03/23/2005		9,500	9,447
2.474% due 03/30/2005		2,700	2,684
2.390% due 04/15/2005		2,000	1,985
2.485% due 05/25/2005		300	297
Federal Home Loan Bank
2.100% due 01/03/2005		68,900	68,900
1.934% due 01/14/2005		9,900	9,893
2.313% due 03/04/2005		1,800	1,792
2.340% due 03/11/2005		5,200	5,176
Ford Motor Credit Co.
2.520% due 04/07/2005		200	199
Fortis Funding LLC
1.930% due 01/25/2005		500	499
Freddie Mac
2.161% due 02/15/2005		2,000	1,995
2.190% due 02/15/2005		500	499
2.255% due 02/22/2005		1,600	1,595
2.100% due 03/01/2005		3,800	3,786
2.183% due 03/08/2005		5,000	4,978
2.380% due 03/31/2005		2,600	2,584
2.385% due 04/04/2005		2,600	2,583
2.280% due 04/05/2005		600	596
2.405% due 04/15/2005		1,900	1,886
General Electric Capital Corp.
2.420% due 03/11/2005		6,700	6,669
2.420% due 03/14/2005		3,100	3,085
HBOS Treasury Services PLC
2.130% due 02/02/2005		200	200
2.070% due 02/22/2005		300	299
2.410% due 03/14/2005		1,300	1,294
2.420% due 03/14/2005		1,100	1,095
2.435% due 03/22/2005		700	696
2.470% due 04/12/2005		6,600	6,553
Nordea North America, Inc.
1.910% due 01/18/2005		500	500
Pfizer, Inc.
2.240% due 03/18/2005		1,800	1,791
Rabobank USA Financial Corp.
2.170% due 01/03/2005		15,400	15,400
Royal Bank of Scotland PLC
2.410% due 03/15/2005		8,700	8,657
Skandinaviska Enskilda Banken AB
2.120% due 02/04/2005		1,200	1,198
Spintab AB
2.060% due 01/03/2005		2,200	2,200
Svenska Handelsbanken, Inc.
2.330% due 01/19/2005		9,300	9,290
UBS Finance, Inc.
2.180% due 01/03/2005		900	900
2.390% due 01/05/2005		6,600	6,599
1.930% due 01/24/2005		500	499
2.070% due 02/28/2005		1,400	1,395
2.370% due 03/10/2005		5,700	5,674
2.390% due 03/14/2005		1,500	1,493
2.410% due 03/15/2005		700	696
UniCredit Delaware
1.985% due 01/31/2005		500	499

			286,110

Repurchase Agreement 0.6%
State Street Bank
1.900% due 01/03/2005		3,313	3,313
(Dated 12/31/2004. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $3,382. Repurchase proceeds are $3,314.)

U.S. Treasury Bills 0.0%
2.176% due 03/03/2005-03/17/2005 (b)		265	265

Total Short-Term Instruments (Cost $289,723)			289,688

Total Investments (Cost $612,249)		105.2%	$614,801
Written Options (d) (Premiums $50)		(0.0%)	(26)

Other Assets and Liabilities (Net)		(5.2%)	(30,285)

Net Assets		100.0%	$584,490

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	11
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	13
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	4
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	2
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	1.850%	12/20/2007	1,500	16
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	4
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	6
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	8
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	9,000	32
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.620% due 04/15/2012	Sell	4.150%	12/20/2009	500	(2)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.870% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	3
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(7)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	14,400	(3)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	3
Citibank N.A.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	2,500	3
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	3
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,820	23
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	4
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	4
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	16
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,500	6
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	8
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	5
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	5
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	8,000	5
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	12,850	39
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,300	18
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	4
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	5
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	1,850	49
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	10,000	87
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	6,000	4
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	(1)
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	5
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	16
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	(4)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,000	3
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	5
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	4
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	114,000	1,201
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	130
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,500	13
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	6,500	(1)

						$1,789

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	66	$17	$15
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	8	3	4
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	74	30	7

				$50	$26

(e) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	6,513	01/2005	$0	$(104)	$(104)
Buy	JY	247,155	01/2005	13	0	13
Sell		226,982	01/2005	0	(3)	(3)

				$13	$(107)	$(94)

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 1.1%
Republic of Brazil
8.000% due 04/15/2014		$7,353	$7,572
8.250% due 01/20/2034		600	586

Total Brazil (Cost $8,035)			8,158

CANADA (i) 0.1%
Commonwealth of Canada
6.000% due 06/01/2011	C$	400	371
5.250% due 06/01/2013		400	358

Total Canada (Cost $691)			729

FRANCE (i) 2.0%
France Government Bond OAT
4.000% due 10/25/2014	EC	1,200	1,675
Republic of France
4.000% due 10/25/2009		4,500	6,385
4.750% due 10/25/2012		100	148
4.000% due 04/25/2014		300	420
5.500% due 04/25/2029		4,200	6,791

Total France (Cost $13,852)			15,419

GERMANY (i) 25.5%
Bundesobligation
3.500% due 10/09/2009	EC	1,000	1,388
Republic of Germany
6.000% due 07/04/2007		17,100	25,113
4.000% due 07/04/2009		300	425
5.375% due 01/04/2010		300	451
5.000% due 07/04/2012		30,600	45,907
4.500% due 01/04/2013		39,800	57,830
3.750% due 07/04/2013		1,000	1,381
5.625% due 01/04/2028		20,500	33,532
6.250% due 01/04/2030		15,740	27,885

Total Germany (Cost $184,310)			193,912

ITALY (i) 0.3%
Republic of Italy
3.000% due 04/15/2009	EC	700	952
4.500% due 05/01/2009		1,000	1,445

Total Italy (Cost $2,310)			2,397

JAPAN (i) 9.4%
Government of Japan
0.500% due 09/20/2006	JY	260,000	2,556
0.300% due 12/20/2007		390,000	3,813
0.700% due 09/20/2008		1,790,000	17,667
1.600% due 09/20/2013		4,150,000	41,649
2.400% due 06/20/2024		56,000	581
2.300% due 05/20/2030		543,000	5,320

Total Japan (Cost $69,002)			71,586

MEXICO 0.2%
United Mexican States
5.875% due 01/15/2014		$1,700	1,746

Total Mexico (Cost $1,745)			1,746

NETHERLANDS (i) 0.1%
Netherlands Government Bond
4.250% due 07/15/2013	EC	400	572

Total Netherlands (Cost $503)			572

PANAMA 0.1%
Republic of Panama
7.250% due 03/15/2015		$700	731

Total Panama (Cost $718)			731

PERU 0.1%
Republic of Peru
9.125% due 02/21/2012		$900	1,053

Total Peru (Cost $1,044)			1,053

RUSSIA 0.7%
Russian Federation
8.750% due 07/24/2005		$200	206
10.000% due 06/26/2007		300	340
8.250% due 03/31/2010 (a)		2,300	2,557
5.000% due 03/31/2030 (a)		2,300	2,381

Total Russia (Cost $5,488)			5,484

SOUTH AFRICA 0.2%
Republic of South Africa
7.375% due 04/25/2012		$1,000	1,147

Total South Africa (Cost $1,138)			1,147

SPAIN (i) 0.2%
Kingdom of Spain
6.150% due 01/31/2013	EC	1,000	1,611

Total Spain (Cost $1,502)			1,611

TUNISIA 0.0%
Banque Centrale De Tunisie
7.375% due 04/25/2012		$300	344

Total Tunisia (Cost $347)			344

UNITED KINGDOM (i) 8.9%
SRM Investment Ltd.
2.396% due 08/26/2034 (a)	EC	93	126
United Kingdom Gilt
5.000% due 03/07/2008	BP	1,500	2,926
4.000% due 03/07/2009		2,700	5,090
9.000% due 07/12/2011		15,100	36,300
5.000% due 03/07/2012		2,130	4,212
5.000% due 09/07/2014		450	896
4.750% due 09/07/2015		9,600	18,741

Total United Kingdom (Cost $67,551)			68,291

UNITED STATES 10.1%
Asset-Backed Securities 2.7%
American Express Credit Account Master Trust
2.542% due 04/15/2008 (a)		$500	501
Ameriquest Mortgage Securities, Inc.
2.827% due 02/25/2033 (a)		21	21
2.827% due 03/25/2033(a)		101	101
2.507% due 04/25/2034(a)		107	108
2.527% due 05/25/2034(a)		128	128
2.547% due 08/25/2034(a)		102	102
Argent Securities, Inc.
2.527% due 04/25/2034(a)		601	602
2.597% due 11/25/2034(a)		186	186
Bank One Issuance Trust
2.452% due 10/15/2008 (a)		700	701
Bear Stearns Asset Backed Securities, Inc.
2.587% due 12/25/2042 (a)		914	913
Bear Stearns Asset-Backed Securities, Inc.
2.557% due 11/25/2029 (a)		78	78
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)		191	192
CDC Mortgage Capital Trust
2.537% due 07/26/2034 (a)		1,128	1,129
Centex Home Equity
2.717% due 09/25/2033 (a)		70	70
Chase Funding Loan Acquisition Trust
2.747% due 01/25/2033 (a)		319	319
CIT Group Home Equity Loan Trust
2.707% due 03/25/2033 (a)		51	51
Citifinancial Mortgage Securities, Inc.
2.717% due 01/25/2033 (a)		19	19
2.727% due 05/25/2033 (a)		129	129
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)		227	227
2.371% due 09/25/2021 (a)		291	291
2.490% due 05/25/2023 (a)		600	600
2.577% due 08/25/2023 (a)		176	176
2.557% due 10/25/2023(a)		200	200
2.657% due 12/25/2031 (a)		14	14
2.577% due 01/25/2035 (a)		176	176
Credit-Based Asset Servicing & Securitization LLC
2.547% due 08/25/2034 (a)		128	128
Equifirst Mortgage Loan Trust
2.517% due 01/25/2034 (a)		526	526
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.587% due 11/25/2034 (a)		192	192
Fremont Home Loan Trust
2.567% due 07/25/2034 (a)		87	87
2.567% due 12/25/2034 (a)		363	364
GMAC Mortgage Corp. Loan Trust
2.517% due 10/25/2033		1,483	1,484
GSAMP Trust
2.580% due 06/20/2033 (a)		145	145
2.707% due 03/25/2034 (a)		157	157
HFC Home Equity Loan Asset Backed Certificates
2.780% due 07/20/2031		652	652
Household Mortgage Loan Trust
2.760% due 02/20/2033 (a)		181	181
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024 (a)		150	150
2.737% due 06/25/2033 (a)		90	90
2.737% due 07/25/2033 (a)		257	257
2.597% due 10/25/2034 (a)		3,718	3,720
Merrill Lynch Mortgage Investors, Inc.
2.757% due 02/25/2034 (a)		88	88
Morgan Stanley ABS Capital I
2.547% due 04/25/2034		400	401
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.547% due 03/25/2034 (a)		115	115
2.557% due 08/25/2034 (a)		151	151
2.567% due 10/25/2034 (a)		788	788
Nelnet Student Loan Trust
2.017% due 04/25/2011 (a)		200	200
New Century Home Equity Loan Trust
2.587% due 11/25/2033 (a)		171	171
Park Place Securities, Inc.
2.567% due 10/25/2034 (a)		79	79
2.577% due 02/25/2035 (a)		296	296
Quest Trust
2.857% due 09/25/2034 (a)		342	342
Residential Asset Mortgage Products, Inc.
2.577% due 09/25/2013 (a)		187	187
2.567% due 06/25/2024 (a)		355	355
2.517% due 04/25/2025 (a)		75	75
2.557% due 04/25/2026 (a)		90	90
2.757% due 09/25/2033 (a)		111	111
Residential Asset Securities Corp.
2.597% due 04/25/2021 (a)		77	77
2.647% due 09/25/2031 (a)		15	15
2.688% due 04/25/2032 (a)		67	67
Saxon Asset Securities Trust
2.717% due 06/25/2033 (a)		69	69
SLM Student Loan Trust
2.063% due 07/27/2009 (a)		1,300	1,301
Structured Asset Securities Corp.
2.817% due 05/25/2034 (a)		149	149

			20,294

Convertible Bonds & Notes 0.0%
Nextel Communications, Inc.
5.250% due 01/15/2010		100	103

Corporate Bonds & Notes 0.5%
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)		100	100
DaimlerChrysler North America Holding Corp.
2.940% due 09/10/2007 (a)		400	402
Delhaize America, Inc.
7.375% due 04/15/2006		400	422
Ford Motor Credit Co.
7.500% due 03/15/2005		200	202
7.600% due 08/01/2005		200	205
3.200% due 11/16/2006 (a)		700	700
General Motors Acceptance Corp.
5.250% due 05/16/2005		100	101
7.500% due 07/15/2005		100	102
3.329% due 10/20/2005 (a)		200	201
3.185% due 05/18/2006 (a)		100	100
2.970% due 01/16/2007 (a)		200	198
GPU, Inc.
7.700% due 12/01/2005		300	311
Japan Bank for International Cooperation
7.125% due 06/20/2005		400	408
Raychem Corp.
8.200% due 10/15/2008		200	227
Sprint Capital Corp.
7.900% due 03/15/2005		200	202

			3,881

Mortgage-Backed Securities 1.3%
Banc of America Large Loan
2.602% due 11/15/2015 (a)		200	200
Bear Stearns Adjustable Rate Mortgage Trust
2.667% due 07/25/2034 (a)		67	67
Bear Stearns Commercial Mortgage Securities, Inc.
2.617% due 05/14/2016 (a)		200	200
Countrywide Home Loan Mortgage Pass Through Trust
2.747% due 02/25/2035 (a)		800	801
2.757% due 02/25/2035		800	800
Countrywide Home Loans, Inc.
2.697% due 08/25/2034 (a)		87	87
Countrywide Mortgage-Backed Securities, Inc.
1.010% due 10/25/2034 (a)(j)		1,000	1,000
Mellon Residential Funding Corp.
2.842% due 12/15/2030 (a)		50	50
SACO I, Inc.
2.567% due 02/25/2028 (a)(j)		4,088	4,088
Structured Asset Securities Corp.
2.547% due 12/25/2033 (a)		105	105
Washington Mutual Mortgage Securities Corp.
1.010% due 01/25/2035		1,600	1,601
2.688% due 12/25/2027 (a)		536	536

			9,535

Municipal Bonds & Notes 0.5%
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035		2,000	2,042
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,046

			4,088

	Shares
Preferred Stock 0.6%
Fannie Mae
7.000% due 12/31/2049 (a)		75	4,265

	Principal Amount (000s)
U.S. Government Agencies 0.2%
Fannie Mae
2.530% due 05/25/2034 (a)		$124	124
2.667% due 08/25/2030 (a)		162	162
2.817% due 06/25/2029 (a)		77	77
3.500% due 03/25/2009		354	354
5.000% due 12/01/2034 (a)		600	612
6.500% due 06/25/2044		165	172
Freddie Mac
4.105% due 10/27/2031		279	280
Small Business Administration
4.754% due 08/01/2014		100	100

			1,881

U.S. Treasury Obligations 4.3%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010		227	263
0.875% due 04/15/2010		2,519	2,495
3.500% due 01/15/2011		3,729	4,236
1.875% due 07/15/2013		727	749
2.000% due 07/15/2014		1,316	1,359
U.S. Treasury Bond
7.875% due 02/15/2021		1,000	1,351
U.S. Treasury Notes
4.875% due 02/15/2012		7,900	8,352
4.375% due 08/15/2012		200	207
4.000% due 11/15/2012		600	605
4.250% due 08/15/2013		12,900	13,006

			32,623

Total United States (Cost $76,265)			76,670

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		16	0

Total Purchased Put Options (Cost $0)			0

		Principal Amount (000s)
SHORT-TERM INSTRUMENT 49.6%
Certificates of Deposit 3.0%
Bank of America, N.A.
2.360% due 03/14/2005		$12,200	12,200
Citibank, N.A.
2.030% due 01/24/2005		2,200	2,200
2.380% due 03/07/2005		8,300	8,300
2.395% due 03/10/2005		500	500

			23,200

Commercial Paper 45.1%
ABN AMRO North America
1.925% due 01/24/2005		1,400	1,398
Anz (Delaware), Inc.
2.015% due 02/14/2005		500	499
Anz National International Ltd.
2.040% due 01/27/2005		400	399
2.050% due 01/28/2005		1,300	1,298
ASB Bank Ltd.
2.040% due 02/14/2005		2,500	2,494
Bank of Ireland
2.280% due 02/11/2005		2,000	1,995
Barclays U.S. Funding Corp.
2.230% due 02/15/2005		6,100	6,084
2.060% due 02/22/2005		100	100
CDC Commercial Corp.
2.040% due 02/22/2005		1,200	1,197
2.070% due 02/23/2005		2,400	2,393
2.100% due 02/23/2005		500	499
Dexia Delaware LLC
2.010% due 01/21/2005		1,600	1,598
2.040% due 01/25/2005		3,100	3,096
2.060% due 01/26/2005		800	799
Fannie Mae
1.010% due 01/03/2005		500	500
1.150% due 01/03/2005		35,500	35,500
1.958% due 01/07/2005		1,200	1,200
1.965% due 01/20/2005		1,100	1,099
1.980% due 01/24/2005		700	699
1.986% due 01/26/2005		400	399
1.987% due 01/26/2005		1,200	1,198
1.988% due 01/26/2005		3,900	3,895
1.990% due 01/26/2005		1,700	1,698
1.999% due 01/26/2005		2,200	2,197
2.000% due 01/26/2005		4,400	4,394
2.073% due 02/02/2005		900	898
2.075% due 02/02/2005		3,000	2,995
2.035% due 02/04/2005		3,600	3,594
2.157% due 02/09/2005		4,000	3,991
2.175% due 02/09/2005		1,200	1,197
2.197% due 02/16/2005		1,500	1,496
2.210% due 02/16/2005		9,700	9,674
2.203% due 02/23/2005		6,900	6,878
2.221% due 02/23/2005		1,600	1,595
2.110% due 03/01/2005		2,600	2,591
2.248% due 03/02/2005		6,400	6,376
2.299% due 03/02/2005		1,300	1,295
2.272% due 03/09/2005		1,000	995
2.285% due 03/09/2005		1,600	1,593
2.230% due 03/15/2005		1,000	995
2.349% due 03/16/2005		3,800	3,781
2.390% due 03/16/2005		1,800	1,791
2.430% due 03/23/2005		700	696
2.474% due 03/30/2005		2,300	2,286
2.390% due 04/15/2005		2,200	2,184
Federal Home Loan Bank
2.100% due 01/03/2005		43,000	43,000
2.090% due 01/12/2005		2,700	2,699
1.957% due 01/19/2005		4,100	4,096
1.958% due 01/21/2005		3,600	3,596
1.982% due 01/21/2005		3,400	3,397
5.500% due 03/02/2005		10,600	10,561
Ford Motor Credit Co.
2.470% due 04/04/2005		200	199
Fortis Funding LLC
2.000% due 01/21/2005		2,000	1,998
Freddie Mac
2.105% due 01/10/2005		2,400	2,399
1.928% due 01/11/2005		2,200	2,199
1.938% due 01/11/2005		200	200
1.960% due 01/11/2005		800	800
1.985% due 01/25/2005		2,400	2,397
2.200% due 01/28/2005		8,600	8,587
2.160% due 02/08/2005		4,400	4,391
2.190% due 02/15/2005		2,700	2,693
2.255% due 02/22/2005		14,800	14,754
2.100% due 03/01/2005		8,500	8,469
1.890% due 03/07/2005		900	896
2.183% due 03/08/2005		9,000	8,960
2.200% due 03/08/2005		4,800	4,779
2.380% due 03/31/2005		2,600	2,584
General Electric Capital Corp.
2.040% due 02/04/2005		1,200	1,198
2.280% due 02/23/2005		10,900	10,865
2.320% due 02/24/2005		2,600	2,591
2.340% due 03/01/2005		400	399
2.420% due 03/11/2005		4,400	4,379
2.420% due 03/14/2005		600	597
General Motors Acceptance Corp.
2.362% due 03/21/2005		100	99
2.436% due 04/05/2005		100	99
HBOS Treasury Services PLC
2.050% due 01/24/2005		1,500	1,498
2.000% due 02/01/2005		400	399
2.130% due 02/02/2005		2,000	1,996
Rabobank USA Financial Corp.
2.170% due 01/03/2005		20,500	20,500
Shell Finance (UK) PLC
2.100% due 01/07/2005		1,900	1,900
Skandinaviska Enskilda Banken AB
2.040% due 01/27/2005		4,400	4,394
UBS Finance, Inc.
2.200% due 01/03/2005		400	400
2.390% due 01/05/2005		7,200	7,199
2.030% due 02/22/2005		1,700	1,695
2.070% due 02/28/2005		1,500	1,495
2.300% due 02/28/2005		11,700	11,658
UniCredit Delaware
1.985% due 01/31/2005		2,300	2,296

			342,840

Repurchase Agreement 0.8%
State Street Bank
1.900% due 01/03/2005		6,310	6,310
(Dated 12/31/2004. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $6,440. Repurchase proceeds are $6,311.)
U.S. Treasury Bills 0.7%
2.190% due 03/03/2005-03/17/2005 (c)(d)(e)		5,445	5,418

Total Short-Term Instruments (Cost $377,784)			377,768

Total Investments (Cost $812,285)		108.6%	$827,618
Written Options (g) (Premiums $292)		(0.0%)	(167)

Other Assets and Liabilities (Net)		(8.6%)	(65,668)

Net Assets		100.0%	$761,783

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $996 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $3,679 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$(15)
Euribor June Long Futures	06/2005	82	79
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl 5-Year Note Long Futures	03/2005	2	0
Euro-Bund 10-Year Note Long Futures	03/2005	848	259
Government of Japan 10-Year Note Long Futures	03/2005	61	241
U.S. Treasury 10-Year Note Long Futures	03/2005	501	(138)
U.S. Treasury 30-Year Bond Long Futures	03/2005	21	21

			$446

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	7,300	$(45)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		600	(4)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		400	(11)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(28)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014	EC	220	(20)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(521)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,700	87
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		6,900	186
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		500	27
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	06/16/2014		900	(82)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,500	46
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	122
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(56)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(200)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	700	4
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		20,800	105
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$27,800	(91)
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		600	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		28,100	(178)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,200	(8)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		25,100	(287)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		1,900	8
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,800	(17)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		33,700	(120)

							$(1,078)

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	142	$94	$15
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	46	44	11
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	242	86	121
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	117	68	20

				$292	$167

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
United Kingdom Gilt	4.000	03/07/2009	BP	1,000	$1,885	$1,884
U.S. Treasury Note	3.000	02/15/2009		$500	491	491
U.S. Treasury Note	4.375	08/15/2012		200	207	204
U.S. Treasury Note	4.000	11/15/2012		600	605	596
U.S. Treasury Note	4.250	08/15/2013		13,300	13,409	13,347

					$16,597	$16,522

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	2,942	02/2005	$89	$0	$89
Buy	BP	16,953	01/2005	29	(42)	(13)
Sell		1,842	01/2005	0	(6)	(6)
Buy	C$	20,851	01/2005	443	0	443
Buy	DK	51,802	03/2005	111	0	111
Buy	EC	177,048	01/2005	3,156	(19)	3,137
Sell		36,749	01/2005	0	(1,281)	(1,281)
Buy	JY	26,070,620	01/2005	3,588	(1)	3,587
Sell		2,928,361	01/2005	22	(329)	(307)
Buy	KW	321,465	02/2005	20	0	20
Buy	S$	478	02/2005	3	0	3
Buy	SK	55,232	03/2005	170	0	170
Buy	T$	11,150	02/2005	13	0	13

				$7,644	$(1,678)	$5,966

(j) The aggregate value of fair valued securities is $5,088, which is 0.67% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (i) 0.2%
Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$525
Crusade Global Trust
2.606% due 05/15/2021 (a)		$1,211	1,211
Homeside Mortgage Securities Trust
2.269% due 01/20/2027 (a)		532	526
Medallion Trust
2.290% due 07/12/2031 (a)		1,349	1,342
Torrens Trust
2.662% due 07/15/2031 (a)		579	579

Total Australia (Cost $4,145)			4,183

AUSTRIA (i) 1.1%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	19,053

Total Austria (Cost $13,963)			19,053

BELGIUM (i) 1.1%
Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	2,053
7.500% due 07/29/2008		10,500	16,501

Total Belgium (Cost $11,820)			18,554

BRAZIL 0.6%
Republic of Brazil
3.125% due 04/15/2009 (a)		$5,983	5,937
8.000% due 04/15/2014		4,568	4,704

Total Brazil (Cost $10,278)			10,641

CANADA (i) 1.2%
Commonwealth of Canada
6.000% due 06/01/2008	C$	4,200	3,799
5.500% due 06/01/2009		4,900	4,400
5.500% due 06/01/2010		11,400	10,285
6.000% due 06/01/2011		300	279
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,827

Total Canada (Cost $16,015)			20,590

CAYMAN ISLANDS (i) 0.5%
Pylon Ltd.
6.075% due 12/22/2008 (a)	EC	1,350	1,909
Redwood Capital Ltd.
5.856% due 01/01/2006 (a)		$2,300	2,314
Residential Reinsurance Ltd.
7.300% due 12/01/2005 (a)		700	703
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	35,266	346
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		$3,900	3,912

Total Cayman Islands (Cost $8,835)			9,184

DENMARK (i) 0.2%
Nykredit Konvertible
6.000% due 10/01/2029	DK	7,507	1,424
Unikredit Realkredit
6.000% due 07/01/2029		6,910	1,310

Total Denmark (Cost $1,596)			2,734

FRANCE (i) 11.3%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,510
Republic of France
3.500% due 01/12/2005		2,000	2,719
7.250% due 04/25/2006		7,000	10,114
5.250% due 04/25/2008		47,000	68,784
4.000% due 04/25/2009		31,050	43,997
4.000% due 10/25/2009		30,070	42,669
4.000% due 04/25/2014		20,200	28,257

Total France (Cost $143,670)			198,050

GERMANY (i) 23.6%
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	6,088
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,434
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	635
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	2,059
Republic of Germany
4.000% due 07/04/2009		2,900	4,107
5.375% due 01/04/2010		4,500	6,765
5.250% due 07/04/2010		26,300	39,520
5.250% due 01/04/2011		28,400	42,845
5.000% due 07/04/2011		100	149
5.000% due 01/04/2012		53,000	79,412
5.000% due 07/04/2012		300	450
4.500% due 01/04/2013		9,200	13,368
3.750% due 07/04/2013		3,500	4,832
4.250% due 01/04/2014		25,500	36,377
6.500% due 07/04/2027		75,260	136,077
5.625% due 01/04/2028		11,630	19,023
6.250% due 01/04/2030		6,400	11,338
5.500% due 01/04/2031		5,700	9,247

Total Germany (Cost $328,494)			414,726

IRELAND (i) 0.4%
Celtic Residential Irish Mortgage Securitisation
2.396% due 06/13/2035 (a)(j)	EC	2,474	3,370
Emerald Mortgages PLC
2.428% due 10/22/2035 (a)		641	873
2.428% due 04/30/2028 (a)		2,605	3,528

Total Ireland (Cost $5,995)			7,771

ITALY (i) 1.2%
First Italian Auto Transaction
2.429% due 07/01/2008 (a)(j)	EC	910	1,213
Republic of Italy
7.750% due 11/01/2006		5,700	8,481
5.500% due 11/01/2010		1,700	2,589
5.250% due 08/01/2011		3,400	5,140
Siena Mortgage SpA
2.438% due 02/28/2037 (a)		1,289	1,728
Upgrade SpA
2.386% due 12/31/2035 (a)(j)		1,000	1,328

Total Italy (Cost $16,844)			20,479

JAPAN (i) 15.0%
Government of Japan
0.300% due 12/20/2007	JY	9,054,000	88,512
0.700% due 09/20/2008		2,980,000	29,412
1.400% due 09/20/2011		2,960,000	29,809
1.300% due 09/20/2012		380,000	3,764
1.600% due 09/20/2013		8,640,000	86,710
1.900% due 09/20/2022		840,000	8,185
2.400% due 06/20/2024		822,000	8,523
Japan Government 30-Year Bond
2.300% due 05/20/2030		845,000	8,279

Total Japan (Cost $238,231)			263,194

LUXEMBOURG 0.0%
Tyco International Group S.A.
6.750% due 02/15/2011		$8	9

Total Luxembourg (Cost $8)			9

MEXICO 0.2%
Petroleos Mexicanos
8.850% due 09/15/2007		$1,040	1,171
9.375% due 12/02/2008		1,290	1,518

Total Mexico (Cost $2,291)			2,689

NETHERLANDS (i) 1.6%
Delphinus BV
2.425% due 04/25/2093 (a)	EC	1,500	2,041
Dutch Mortgage-Backed Securities BV
2.430% due 10/02/2079 (a)		3,000	4,076
2.426% due 11/20/2035 (a)		1,796	2,400
Holland Euro-Denominated Mortgage-Backed Series
2.417% due 04/18/2012 (a)		1,794	2,395
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	16,922

Total Netherlands (Cost $21,510)			27,834

NEW ZEALAND (i) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	5,130	4,801

Total New Zealand (Cost $3,137)			4,801

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$2,000	2,230

Total Panama (Cost $2,187)			2,230

PERU 0.2%
Republic of Peru
9.125% due 01/15/2008		$2,400	2,742

Total Peru (Cost $2,667)			2,742

RUSSIA 0.5%
Russian Federation
8.750% due 07/24/2005		$5,000	5,145
10.000% due 06/26/2007		1,630	1,846
8.250% due 03/31/2010		400	445
5.000% due 03/31/2030		1,400	1,450

Total Russia (Cost $8,895)			8,886

SOUTH AFRICA 0.2%
Republic of South Africa
8.375% due 10/17/2006		$2,480	2,689

Total South Africa (Cost $2,719)			2,689

SPAIN (i) 4.4%
Hipotebansa Mortgage Securitization Fund
2.148% due 01/18/2018 (a)(j)	EC	1,528	2,059
2.299% due 07/18/2022 (a)(j)		1,834	2,464
Kingdom of Spain
5.150% due 07/30/2009		37,730	55,986
5.350% due 10/31/2011		11,100	16,941

Total Spain (Cost $51,750)			77,450

TUNISIA 0.1%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	300
7.375% due 04/25/2012		500	574

Total Tunisia (Cost $879)			874

UNITED KINGDOM (i) 10.1%
Bauhaus Securities Ltd.
2.466% due 10/30/2052 (a)	EC	3,851	5,240
Dolerite Funding PLC
2.619% due 08/20/2032 (a)		$1,776	1,775
Haus Ltd.
2.466% due 12/14/2037 (a)	EC	6,300	8,495
Lloyds TSB Capital I
7.375% due 02/07/2049		500	821
Ocwen Mortgage Loan Trust
2.718% due 12/15/2031 (a)		184	248
SRM Investment Ltd.
2.396% due 08/26/2034 (a)		463	632
United Kingdom Gilt
5.000% due 03/07/2008	BP	19,900	38,817
5.000% due 03/07/2012		32,260	63,794
8.000% due 09/27/2013		15,450	37,026
4.750% due 09/07/2015		11,400	22,256

Total United Kingdom (Cost $172,705)			179,104

UNITED STATES (i) 21.3%
Asset-Backed Securities 2.9%
Ameriquest Mortgage Securities, Inc.
2.827% due 02/25/2033 (a)		$402	403
2.827% due 03/25/2033 (a)		427	428
Amortizing Residential Collateral Trust
2.677% due 09/25/2030 (a)		58	59
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.357% due 06/25/2029 (a)		1,037	1,038
Argent Securities, Inc.
2.527% due 04/25/2034 (a)		1,711	1,712
Bear Stearns Asset-Backed Securities, Inc.
2.747% due 10/25/2032 (a)		184	184
2.817% due 10/25/2032 (a)		451	452
CDC Mortgage Capital Trust
2.707% due 08/25/2032 (a)		82	82
2.537% due 07/26/2034 (a)		3,159	3,161
Citifinancial Mortgage Securities, Inc.
2.727% due 05/25/2033 (a)		1,598	1,601
Conseco Finance Corp.
2.772% due 10/15/2031 (a)		162	163
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)		1,084	1,085
2.577% due 08/25/2023 (a)		263	263
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)		252	253
EQCC Home Equity Loan Trust
2.660% due 03/20/2030 (a)		58	58
First Alliance Mortgage Loan Trust
2.640% due 12/20/2027 (a)		43	43
Home Equity Asset Trust
2.827% due 03/25/2033 (a)		441	442
2.567% due 08/25/2034 (a)		2,249	2,251
Irwin Home Equity Loan Trust
2.938% due 06/25/2028 (a)		1,131	1,136
Merrill Lynch Mortgage Investors, Inc.
2.782% due 03/15/2025 (a)		1,659	1,661
Mesa Trust Asset-Backed Certificates
2.817% due 11/25/2031 (a)		1,444	1,446
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.567% due 10/25/2034 (a)		5,419	5,418
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)(j)		15,100	15,038
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		2,454	2,449
Novastar Home Equity Loan
2.697% due 01/25/2031 (a)		133	133
Providian Home Equity Loan Trust
2.707% due 06/25/2025 (a)		436	437
Quest Trust
2.977% due 06/25/2034 (a)		5,338	5,336
Residential Asset Mortgage Products, Inc.
2.517% due 04/25/2025 (a)		903	904
Residential Asset Securities Corp.
2.647% due 09/25/2031 (a)		75	75
2.667% due 07/25/2032 (a)		2,274	2,271
Structured Asset Investment Loan Trust
2.587% due 10/25/2033 (a)		444	444

			50,426

Convertible Bonds & Notes 0.1%
Nextel Communications, Inc.
5.250% due 01/15/2010		1,500	1,543

Corporate Bonds & Notes 2.2%
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	520
CIT Group, Inc.
3.630% due 01/31/2005 (a)		1,500	1,501
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)		2,000	1,997
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,866
3.240% due 11/16/2006 (a)		5,100	5,097
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	5,090
General Motors Acceptance Corp.
3.185% due 05/18/2006 (a)		$4,700	4,680
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		4,670	5,003
MetLife, Inc.
3.911% due 05/15/2005		900	904
MGM Mirage, Inc.
6.950% due 02/01/2005		2,795	2,802
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		500	585
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		2,100	2,380
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		640	652
Sprint Capital Corp.
7.900% due 03/15/2005		4,250	4,296
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	804

			39,177

Mortgage-Backed Securities 2.0%
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,227
CS First Boston Mortgage Securities Corp.
5.737% due 05/25/2032 (a)		207	210
2.250% due 08/25/2033 (a)		2,591	2,571
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,221
Impac CMB Trust
2.817% due 07/25/2033 (a)		475	476
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,241
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		862	888
5.586% due 09/25/2032 (a)		318	318
Structured Asset Mortgage Investments, Inc.
6.445% due 06/25/2029 (a)		58	58
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)		944	945
Washington Mutual Mortgage Securities Corp.
5.143% due 10/25/2032 (a)		1,088	1,104
2.688% due 12/25/2027 (a)		8,444	8,440
3.095% due 12/25/2040 (a)		562	562
3.181% due 02/27/2034 (a)		2,306	2,311

			34,572

Municipal Bonds & Notes 2.7%
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,349
5.250% due 07/01/2013		3,500	3,938
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,350
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,406
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	307
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,530
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	223
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,542
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,615
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	232
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,076
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	827
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,476
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	350
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,058
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	2,709
5.600% due 06/01/2035		400	345
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	894
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,620
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	422
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	547
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	453
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	338
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	638
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,249
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,734
5.500% due 06/01/2014		300	325
5.500% due 06/01/2017		600	656
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
2.560% due 06/01/2009 (a)		67	67
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,098
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	205

			47,785

	Shares
Preferred Security 0.4%
DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,848

Preferred Stock 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		132	7,544

	Principal Amount (000s)
U.S. Government Agencies 5.9%
Fannie Mae
2.537% due 03/25/2034 (a)		$1,700	$1,691
3.450% due 01/01/2023 (a)		67	69
3.751% due 08/01/2023 (a)		341	353
4.165% due 11/01/2022 (a)		58	60
5.000% due 08/01/2033 - 01/13/2035 (a)(c)		19,455	19,421
5.283% due 12/01/2030 (a)		139	143
5.500% due 05/01/2034 - 01/13/2035 (a)(c)		21,793	22,127
5.839% due 04/01/2032 (a)		418	426
6.500% due 02/01/2026 - 11/01/2034 (c)		3,742	3,930
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,240
5.665% due 03/22/2006		3,200	3,299
Freddie Mac
3.303% due 06/01/2022 (a)		544	564
9.050% due 06/15/2019		11	11
Government National Mortgage Association
3.375% due 05/20/2022 - 05/20/2030 (a)(c)		4,505	4,589
3.500% due 11/20/2030 (a)		102	104
3.750% due 07/20/2022 - 08/20/2027 (a)(c)		1,456	1,476
4.625% due 11/20/2021 - 12/20/2025 (a)(c)		524	535
Small Business Administration
5.980% due 11/01/2022		7,048	7,503
6.344% due 08/10/2011		4,335	4,569
6.640% due 02/10/2011		2,816	2,989
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,939
5.880% due 04/01/2036		8,145	8,968
5.980% due 04/01/2036		1,855	2,059

			103,065

U.S. Treasury Obligations 4.7%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010		12,706	14,742
3.500% due 01/15/2011		17,437	19,809
3.000% due 07/15/2012		9,342	10,427
1.875% due 07/15/2013		520	535
2.000% due 07/15/2014		8,708	8,987
3.625% due 04/15/2028		1,168	1,534
U.S. Treasury Bond
8.125% due 08/15/2019		10,400	14,198
U.S. Treasury Note
4.875% due 02/15/2012		12,300	13,004

			83,236

Total United States (Cost $366,272)			374,196

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 5.750% ** Exp. 04/27/2009 (j)		9,700	847

Total Purchased Call Options (Cost $502)			847

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250% * Exp. 04/27/2009 (j)		9,700	508
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		473	3
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		716	4
U.S. Treasury 10-Year Note March Futures (CBOT)
6.000% due 02/18/2005
Strike @ 88.000 Exp. 02/18/2005		950	15

Total Purchased Put Options (Cost $707)			531

SHORT-TERM INSTRUMENTS 16.7%
Commercial Paper 13.8%
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		$3,400	$3,395
Fannie Mae
2.130% due 03/03/2005		8,300	8,271
2.285% due 03/09/2005		2,300	2,290
2.319% due 03/09/2005		30,200	30,063
2.430% due 03/23/2005		17,400	17,303
2.390% due 04/15/2005		17,300	17,174
2.515% due 05/19/2005		14,600	14,455
2.485% due 05/25/2005		16,100	15,933
Federal Home Loan Bank
2.100% due 01/03/2005		44,100	44,100
Freddie Mac
2.110% due 03/01/2005		25,900	25,813
2.183% due 03/08/2005		500	498
General Motors Acceptance Corp.
2.404% due 03/22/2005		3,000	2,984
2.535% due 04/05/2005		2,400	2,384
Rabobank USA Financial Corp.
1.950% due 01/26/2005		5,200	5,194
UBS Finance, Inc.
2.180% due 01/03/2005		27,800	27,800
1.930% due 01/24/2005		23,700	23,673
1.940% due 01/25/2005		700	699

			242,029

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005		5,000	5,000
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $5,104. Repurchase proceeds are $5,001.)

U.S. Treasury Bills 2.6%
2.186% due 03/03/2005-03/17/2005 (c)(d)(e)		45,455	45,228

Total Short-Term Instruments (Cost $292,316)			292,257

Total Investments (Cost $1,728,431)		112.1%	$1,966,298
Written Options (g) (Premiums $5,081)		(0.3%)	(5,986)

Other Assets and Liabilities (Net)		(11.8%)	(206,052)

Net Assets		100.0%	$1,754,260

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $27,638 have been pledged as collateral for swap and swaption contracts at .

(e) Securities with an aggregate market value of $13,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	473	$(441)
Eurodollar September Long Futures	09/2005	816	(1,111)
Euro-Bobl 5-Year Note Long Futures	03/2005	151	(37)
Euro-Bund 10-Year Note Long Futures	03/2005	2,008	2,379
Euro-Bund Purchased Put Options Strike @ 112.000	03/2005	600	0
Government of Japan 10-Year Note Long Futures	03/2005	207	1,111
U.S. Treasury 10-Year Note Long Futures	03/2005	2,492	491
U.S. Treasury 30-Year Bond Long Futures	03/2005	157	312

			$2,704

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	64,150	$39
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		36,100	(52)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		19,400	0
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		10,700	0
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	2,500	(52)
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		300	(12)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		4,100	(28)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/18/2008	C$	18,000	144
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	65,700	(11,071)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(2,830)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		9,900	(683)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		18,800	838
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,200	48
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		5,000	227
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		3,000	161
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		15,350	612
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		77,600	2,480
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(3,052)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(7,097)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(537)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(1,179)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(423)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(75)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,726)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	6
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(2,491)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	312
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		28,500	171
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		100,100	566
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		81,100	461
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$101,800	(417)
Barclays Bank PLC	3-month USD-LIBOR	Receive	6.000%	06/15/2025		12,600	52
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		126,500	(777)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,600	(31)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		45,000	(253)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		26,400	(152)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		3,600	15
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		37,400	(133)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		56,300	(200)

							$(27,139)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	$6,000	$40
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	4,800	21
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	4,800	31
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,700	4

						$96

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	677	$385	$74
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	626	575	147
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	205	73	103

				$1,033	$324

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	$8,700	$195	$623
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%**	01/07/2005	42,500	1,945	3,041
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	7.000	%*	01/07/2005	2,500	48	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	303
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	9
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,005
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	29
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	606
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	46

						$4,048	$5,662

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Germany	4.500	01/04/2013	EC	1,095	$1,591	$1,577
United Kingdom Gilt	5.000	03/07/2008	BP	3,000	5,852	5,840
U.S. Treasury Note	3.000	02/15/2009		$161,100	158,187	158,962
U.S. Treasury Note	5.500	05/15/2009		13,500	14,605	14,501
U.S. Treasury Note	4.375	08/15/2012		13,200	13,514	13,440
U.S. Treasury Note	3.625	05/15/2013		46,400	44,977	44,771

					$238,726	$239,091

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	757	02/2005	$0	$(23)	$(23)
Buy	BP	979	01/2005	1	0	1
Sell		25,583	01/2005	21	(44)	(23)
Buy	BR	3,433	01/2005	133	0	133
Buy		892	02/2005	19	0	19
Buy	C$	68,706	01/2005	1,543	0	1,543
Sell		90,976	01/2005	0	(1,673)	(1,673)
Buy	CP	75,184	02/2005	12	0	12
Sell	DK	19,320	03/2005	0	(38)	(38)
Buy	EC	25,428	01/2005	555	0	555
Sell		553,775	01/2005	0	(9,438)	(9,438)
Buy	H$	8,907	01/2005	1	0	1
Buy	JY	1,016,904	01/2005	219	0	219
Sell		24,632,420	01/2005	42	(8,978)	(8,936)
Buy	KW	354,105	01/2005	33	0	33
Buy		349,350	02/2005	11	0	11
Buy		1,026,929	03/2005	25	0	25
Buy	MP	4,371	02/2005	9	0	9
Buy		3,061	03/2005	2	0	2
Sell	N$	5,468	02/2005	0	(73)	(73)
Buy	PN	1,194	02/2005	4	0	4
Buy	PZ	1,723	02/2005	47	0	47
Buy		1,730	03/2005	16	0	16
Buy	RR	9,643	01/2005	12	0	12
Buy		12,830	02/2005	12	0	12
Buy	S$	483	01/2005	7	0	7
Buy		592	02/2005	3	0	3
Buy	SV	19,883	02/2005	42	0	42
Buy	T$	14,904	02/2005	11	0	11

				$2,780	$(20,267)	$(17,487)

(j) The aggregate value of fair valued securities is $26,827, which is 1.53% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
Crusade Global Trust
2.606% due 05/15/2021 (a)		$589	$589
Homeside Mortgage Securities Trust
2.269% due 01/20/2027 (a)		275	272
Medallion Trust
2.290% due 07/12/2031 (a)		755	750
Superannuation Members Home Loans Global Fund
2.745% due 06/15/2026 (a)		209	209
Torrens Trust
2.662% due 07/15/2031 (a)		289	290

Total Australia (Cost $2,117)			2,110

AUSTRIA (j) 0.5%
Republic of Austria
5.000% due 01/15/2008	EC	3,000	4,341
5.500% due 01/15/2010		600	907

Total Austria (Cost $3,489)			5,248

BELGIUM (j) 0.3%
Kingdom of Belgium
6.250% due 03/28/2007	EC	1,200	1,760
7.500% due 07/29/2008		900	1,414

Total Belgium (Cost $2,060)			3,174

BRAZIL 0.9%
Republic of Brazil
3.125% due 04/15/2009 (a)		$1,369	1,359
8.000% due 04/15/2014		891	918
10.500% due 07/14/2014		4,800	5,700
8.250% due 01/20/2034		1,400	1,366

Total Brazil (Cost $9,199)			9,343

CANADA (j)0.8%
Commonwealth of Canada
6.000% due 06/01/2008	C$	2,300	2,080
5.500% due 06/01/2010		500	451
6.000% due 06/01/2011		800	743
5.250% due 06/01/2013		5,500	4,922

Total Canada (Cost $7,202)			8,196

CAYMAN ISLANDS (j)0.5%
Pylon Ltd.
6.075% due 12/22/2008 (a)	EC	1,500	2,121
Redwood Capital Ltd.
4.306% due 01/01/2006 (a)		$1,000	1,006
Residential Reinsurance Ltd.
7.300% due 12/01/2005 (a)		400	402
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	47,794	469
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		$1,500	1,505

Total Cayman Islands (Cost $5,109)			5,503

DENMARK (j)0.1%
Nykredit Konvertible
6.000% due 10/01/2029	DK	4,878	925
Unikredit Realkredit
6.000% due 07/01/2029		1,116	212

Total Denmark (Cost $658)			1,137

FINLAND (j)0.1%
Republic of Finland
5.000% due 07/04/2007	EC	1,000	1,437

Total Finland (Cost $990)			1,437

FRANCE (j)4.5%
Auto Asset-Backed Securities Compartment
2.365% due 10/28/2011 (a)	EC	1,129	1,531
Axa S.A.
3.750% due 01/01/2017		397	725
Republic of France
3.500% due 01/12/2009		13,800	19,164
4.000% due 04/25/2009		2,260	3,202
4.000% due 10/25/2009		16,080	22,817

Total France (Cost $39,919)			47,439

GERMANY (j)25.5%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,944
KFW International Finance, Inc.
3.500% due 11/15/2005		5,300	7,280
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	751
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	763
Republic of Germany
4.000% due 07/04/2009		2,200	3,116
5.375% due 01/04/2010		1,900	2,856
5.250% due 07/04/2010		20,800	31,255
5.250% due 01/04/2011		14,200	21,423
5.000% due 01/04/2012		25,200	37,758
5.000% due 07/04/2012		26,400	39,606
4.500% due 01/04/2013		7,140	10,375
3.750% due 07/04/2013		2,300	3,175
4.250% due 01/04/2014		20,700	29,530
6.500% due 07/04/2027		12,660	22,890
5.625% due 01/04/2028		14,970	24,487
4.750% due 07/04/2028		1,300	1,900
6.250% due 01/04/2030		12,100	21,437
5.500% due 01/04/2031		6,200	10,058

Total Germany (Cost $235,798)			270,604

IRELAND (j)0.5%
Celtic Residential Irish Mortgage Securitisation
2.396% due 06/13/2035 (a)(k)	EC	3,710	5,054

Total Ireland (Cost $4,479)			5,054

ITALY (j)4.1%
First Italian Auto Transaction
2.429% due 07/01/2008 (a)(k)	EC	329	439
Republic of Italy
7.750% due 11/01/2006		3,100	4,612
6.000% due 11/01/2007		14,000	20,754
4.500% due 05/01/2009		4,150	5,997
4.250% due 11/01/2009		2,470	3,539
5.500% due 11/01/2010		1,400	2,132
Siena Mortgage SpA
2.405% due 12/16/2038 (a)		4,400	5,881

Total Italy (Cost $41,759)			43,354

JAPAN (j)8.9%
Government of Japan
0.300% due 12/20/2007	JY	3,053,000	29,846
0.700% due 09/20/2008		630,000	6,218
1.400% due 09/20/2011		1,620,000	16,315
1.600% due 09/20/2013		3,440,000	34,523
2.400% due 06/20/2024		250,000	2,592
2.300% due 05/20/2030		540,000	5,290

Total Japan (Cost $86,545)			94,784

MEXICO (j)0.3%
Petroleos Mexicanos
8.850% due 09/15/2007		$480	540
9.375% due 12/02/2008		650	765
United Mexican States
6.750% due 06/06/2006	JY	233,000	2,475

Total Mexico (Cost $3,487)			3,780

NETHERLANDS (j)2.2%
Delphinus BV
2.466% due 11/28/2031 (a)	EC	5,000	6,854
2.425% due 04/25/2093 (a)		2,000	2,722
Dutch Mortgage-Backed Securities BV
2.400% due 10/02/2079 (a)		1,000	1,359
2.393% due 11/02/2034 (a)		787	1,049
2.426% due 11/20/2035 (a)		3,593	4,800
2.424% due 07/02/2077 (a)		1,246	1,662
Holland Euro-Denominated Mortgage-Backed Series
2.417% due 04/18/2012 (a)		1,025	1,369
Kingdom of Netherlands
5.000% due 07/15/2011		2,100	3,145

Total Netherlands (Cost $19,326)			22,960

NEW ZEALAND (j)0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	2,307	2,159

Total New Zealand (Cost $1,095)			2,159

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$1,170	1,305

Total Panama (Cost $1,280)			1,305

PERU 0.1%
Republic of Peru
9.125% due 01/15/2008		$1,300	1,485

Total Peru (Cost $1,444)			1,485

RUSSIA 0.6%
Russian Federation
8.750% due 07/24/2005		$2,490	2,562
10.000% due 06/26/2007		1,570	1,778
8.250% due 03/31/2010		700	778
5.000% due 03/31/2030 (a)		900	932

Total Russia (Cost $6,062)			6,050

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$1,261	1,367

Total South Africa (Cost $1,382)			1,367

SPAIN (j)1.3%
Hipotebansa V
2.148% due 01/18/2018 (a)(k)	EC	1,321	1,781
Kingdom of Spain
4.950% due 07/30/2005		880	1,215
5.150% due 07/30/2009		6,140	9,111
4.000% due 01/31/2010		980	1,390

Total Spain (Cost $8,436)			13,497

TUNISIA 0.1%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	109
7.375% due 04/25/2012		600	688

Total Tunisia (Cost $803)			797

UNITED KINGDOM (j)9.4%
Bauhaus Securities Ltd.
2.466% due 10/30/2052 (a)	EC	9,949	13,537
Dolerite Funding PLC
2.619% due 08/20/2032 (a)		$729	729
Haus Ltd.
2.466% due 12/14/2037 (a)	EC	2,815	3,796
Holmes Financing PLC
2.388% due 10/15/2009 (a)		1,800	2,455
2.408% due 07/25/2010 (a)		3,200	4,368
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		2,410	3,571
Ocwen Mortgage Loan Trust
2.718% due 12/15/2031 (a)		199	268
SRM Investment Ltd.
2.396% due 08/26/2034 (a)		833	1,137
United Kingdom Gilt
5.000% due 03/07/2008	BP	13,400	26,138
5.000% due 03/07/2012		11,600	22,939
8.000% due 09/27/2013		2,100	5,033
4.750% due 09/07/2015		8,300	16,204

Total United Kingdom (Cost $92,329)			100,175

UNITED STATES (j)21.7%
Asset-Backed Securities 3.6%
AFC Home Equity Loan Trust
2.727% due 12/22/2027 (a)		$99	99
Ameriquest Mortgage Securities, Inc.
2.827% due 02/25/2033 (a)		148	149
2.827% due 03/25/2033 (a)		151	151
Amortizing Residential Collateral Trust
2.767% due 10/25/2031 (a)		119	119
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.357% due 06/25/2029 (a)		252	253
Argent Securities, Inc.
2.667% due 03/25/2034 (a)		542	542
2.527% due 04/25/2034 (a)		971	972
2.527% due 05/25/2034 (a)		610	611
Bear Stearns Asset-Backed Securities, Inc.
2.747% due 10/25/2032 (a)		85	85
2.817% due 10/25/2032 (a)		226	226
2.867% due 03/25/2043 (a)		321	321
CDC Mortgage Capital Trust
2.707% due 08/25/2032 (a)		34	34
2.537% due 07/26/2034 (a)		1,693	1,694
Centex Home Equity
2.697% due 01/25/2034 (a)		1,740	1,741
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	743
Citifinancial Mortgage Securities, Inc.
2.727% due 05/25/2033 (a)		$1,030	1,031
Conseco Finance Corp.
2.772% due 10/15/2031 (a)		125	125
Countrywide Asset-Backed Certificates
2.560% due 09/25/2022 (a)		900	900
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)		83	83
2.747% due 03/25/2034 (a)		1,642	1,643
GMAC Mortgage Corp. Loan Trust
2.800% due 11/18/2025 (a)		273	274
GSAMP Trust
2.607% due 10/25/2033 (a)		1,127	1,127
Home Equity Asset Trust
2.877% due 05/25/2033 (a)		821	824
2.587% due 08/25/2033 (a)		283	284
2.567% due 08/25/2034 (a)		1,265	1,266
Irwin Home Equity Loan Trust
2.701% due 06/25/2028 (a)		374	375
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024 (a)		1,651	1,652
2.737% due 05/25/2032 (a)		5	5
2.737% due 06/25/2033 (a)		358	359
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.567% due 10/25/2034 (a)		2,956	2,955
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)		58	58
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		905	903
New Century Home Equity Loan Trust
2.587% due 11/25/2033 (a)		427	427
Novastar Home Equity Loan
2.692% due 04/25/2028 (a)		382	381
2.847% due 08/25/2028 (a)		213	213
Option One Mortgage Loan Trust
2.667% due 10/12/2032 (a)		227	228
2.537% due 06/25/2033 (a)		355	356
Park Place Securities, Inc.
2.577% due 02/25/2035 (a)		690	690
Provident Bank Home Equity Loan Trust
2.637% due 04/25/2029 (a)		113	112
Providian Home Equity Loan Trust
2.707% due 06/25/2025 (a)		38	38
Quest Trust
2.741% due 06/25/2034 (a)		3,132	3,131
Residential Asset Mortgage Products, Inc.
2.517% due 04/25/2025 (a)		376	376
2.697% due 06/25/2032 (a)		274	275
Residential Asset Securities Corp.
2.547% due 04/25/2013 (a)		2,362	2,364
2.537% due 03/25/2019 (a)		137	137
2.667% due 07/25/2032 (a)		957	956
Residential Funding Mortgage Securities II, Inc.
2.547% due 07/25/2018 (a)		1,390	1,391
Saxon Asset Securities Trust
2.688% due 01/25/2032 (a)		316	316
2.817% due 12/25/2032 (a)		59	59
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)		800	800
SLM Student Loan Trust
2.063% due 07/27/2009 (a)		2,000	2,001
Soundview Home Equity Loan Trust
2.565% due 02/25/2012 (a)		1,600	1,601
Specialty Underwriting & Residential Finance
2.747% due 06/25/2034 (a)		448	448

			37,904

Convertible Bonds & Notes 0.1%
Nextel Communications, Inc.
5.250% due 01/15/2010		900	926

Corporate Bonds & Notes 2.3%
Caesars Entertainment, Inc.
7.875% due 12/15/2005		200	208
CIT Group, Inc.
3.630% due 01/31/2005 (a)		100	100
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)		1,500	1,497
EchoStar DBS Corp.
5.256% due 10/01/2008 (a)		200	208
Ford Motor Credit Co.
7.500% due 03/15/2005		100	101
7.600% due 08/01/2005		2,900	2,968
General Electric Capital Corp.
0.100% due 12/20/2005	JY	300,000	2,928
General Motors Acceptance Corp.
5.000% due 01/18/2005	EC	800	1,088
5.500% due 02/02/2005		2,500	3,405
3.329% due 10/20/2005 (a)		$970	974
3.185% due 05/18/2006 (a)		800	797
7.430% due 12/01/2021		106	107
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		250	261
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		760	814
MetLife, Inc.
3.911% due 05/15/2005		700	703
MGM Mirage, Inc.
6.950% due 02/01/2005		1,380	1,383
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		100	117
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		800	907
Morgan Stanley Dean Witter Capital I, Inc.
2.542% due 04/15/2016 (a)		3,792	3,800
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		400	407
Sprint Capital Corp.
7.900% due 03/15/2005		1,330	1,344
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	223

			24,340

Mortgage-Backed Securities 3.1%
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		109	110
Countrywide Alternative Loan Trust
2.567% due 06/25/2034 (a)		414	415
Countrywide Home Loan Mortgage Pass Through Trust
2.747% due 02/25/2035 (a)		2,400	2,402
Countrywide Home Loans, Inc.
4.973% due 09/19/2032 (a)		136	137
Countrywide Mortgage-Backed Securities, Inc.
1.111% due 01/31/2035 (a)(k)		2,300	2,301
Credit-Based Asset Servicing & Securitization LLC
2.757% due 01/25/2032 (a)		81	81
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		646	658
5.772% due 05/25/2032 (a)		80	81
Fieldstone Mortgage Investment Corp.
2.707% due 01/25/2035 (a)		1,377	1,379
GS Mortgage Securities Corp.
2.552% due 11/15/2015 (a)		503	504
6.526% due 08/15/2011		400	444
Impac Secured Assets CMN Owner Trust
2.607% due 08/25/2034 (a)		3,084	3,086
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,560
Mellon Residential Funding Corp.
2.842% due 12/15/2030 (a)		2,193	2,199
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		268	276
5.601% due 09/25/2032 (a)		91	91
Sequoia Mortgage Trust
2.760% due 10/19/2026 (a)		2,145	2,145
2.760% due 07/20/2033 (a)		3,113	3,098
Structured Asset Mortgage Investments, Inc.
6.532% due 06/25/2029 (a)		31	31
2.700% due 09/19/2032 (a)		3,913	3,912
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)		1,287	1,288
2.537% due 06/25/2034 (a)		781	782
Washington Mutual Mortgage Securities Corp.
5.144% due 10/25/2032 (a)		312	317
2.688% due 12/25/2027 (a)		4,758	4,756

			33,053

Municipal Bonds & Notes 1.6%
Baltimore County, Maryland General Obligation Bonds, Series 2004
5.000% due 08/01/2012		300	335
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		200	206
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		900	902
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		200	204
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		300	306
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		300	307
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	112
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		500	551
Florida State Department Environmental Protection Preservation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2011		550	609
Florida State Turnpike Authority Revenue Bonds, Series 2003 - C
5.000% due 07/01/2033		1,445	1,483
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039		300	301
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		400	403
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		800	908
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013		200	220
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		100	103
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011		100	111
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028		400	413
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		200	224
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	934
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032		1,400	1,441
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		800	877
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		200	205
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		200	227
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		200	218
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,000	914
New York City Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035		1,200	1,223
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		800	900
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003 - A1
5.250% due 06/01/2013		1,400	1,494
5.500% due 06/01/2017		200	219
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		400	442

			16,895

	Shares
Preferred Security 0.1%
DG Funding Trust
3.360% due 12/29/2049 (a)		130	1,391

Preferred Stock 0.6%
Fannie Mae
7.000% due 12/31/2049 (a)		102	5,794

	Principal Amount (000s)
U.S. Government Agencies 4.4%
Fannie Mae
0.000% due 06/01/2017		$30,300	16,078
15.750% due 12/01/2011		2	2
3.468% due 03/01/2024 (a)		34	35
3.608% due 11/01/2023 (a)		27	28
5.000% due 07/01/2018 - 01/13/2035 (d)		5,263	5,320
5.500% due 10/01/2017 - 01/13/2035 (d)		3,727	3,785
6.470% due 09/25/2012		1,000	1,138
9.000% due 04/01/2016		58	63
Federal Farm Credit Bank
7.530% due 04/15/2009		475	545
Federal Home Loan Bank
5.750% due 08/15/2011		500	544
Federal Housing Administration
7.400% due 02/01/2021		512	517
Freddie Mac
3.464% due 05/01/2023 (a)		150	157
3.656% due 02/01/2029 (a)		837	865
Government National Mortgage Association
3.007% due 02/16/2030 (a)		616	623
3.250% due 01/20/2030 (a)		299	303
3.375% due 05/20/2022 - 05/20/2030 (a)(d)		1,146	1,165
3.750% due 07/20/2022 - 09/20/2026 (a)(d)		385	391
4.625% due 12/20/2023 - 12/20/2026 (a)(d)		183	187
8.500% due 12/15/2029 - 02/15/2031 (d)		640	700
Small Business Administration
6.640% due 02/01/2011		1,472	1,562
7.640% due 03/10/2010		425	460
Tennessee Valley Authority
4.875% due 12/15/2016		6,700	7,071
5.880% due 04/01/2036		3,900	4,294
7.140% due 05/23/2012		1,000	1,172

			47,005

U.S. Treasury Obligations 5.9%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010		10,099	11,717
3.500% due 01/15/2011		9,323	10,591
3.000% due 07/15/2012		8,706	9,718
2.000% due 01/15/2014		1,033	1,070
2.000% due 07/15/2014		4,456	4,599
3.625% due 04/15/2028		236	310
U.S. Treasury Bond
6.625% due 02/15/2027		1,000	1,233
U.S. Treasury Notes
4.875% due 02/15/2012		100	106
3.625% due 05/15/2013		5,900	5,775
4.000% due 02/15/2014		3,000	2,992
4.250% due 11/15/2014		8,400	8,425
U.S. Treasury Strip
0.000% due 02/15/2019 (c)		11,200	5,671

			62,207

Total United States (Cost $222,691)			229,515

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Euro-Bund March Futures (OTC)
Strike @ 105.000 Exp. 02/18/2005		1,010	0
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		335	2
Eurodollar September Futures (CME)
Strike @ 93.500 Exp. 09/19/2005		411	5

Total Purchased Put Options (Cost $21)			7

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 25.0%
Commercial Paper 21.1%
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		$4,000	3,994
CDC Commercial Corp.
2.020% due 02/07/2005		13,700	13,673
Fannie Mae
1.975% due 01/12/2005		8,600	8,596
1.965% due 01/20/2005		900	899
1.980% due 01/24/2005		8,100	8,091
1.986% due 01/26/2005		2,000	1,997
1.990% due 01/26/2005		800	799
2.075% due 02/02/2005		1,400	1,398
2.077% due 02/02/2005		26,000	25,953
2.035% due 02/04/2005		2,600	2,595
2.175% due 02/09/2005		26,000	25,942
2.197% due 02/16/2005		1,000	997
2.210% due 02/16/2005		400	399
2.203% due 02/23/2005		16,900	16,845
2.221% due 02/23/2005		100	100
2.272% due 03/09/2005		1,000	996
2.284% due 03/09/2005		1,400	1,394
2.230% due 03/15/2005		2,600	2,587
2.474% due 03/30/2005		2,900	2,882
2.390% due 04/15/2005		2,300	2,283
Ford Motor Credit Co.
2.480% due 04/04/2005		2,300	2,285
Freddie Mac
2.200% due 01/28/2005		2,400	2,396
2.060% due 02/01/2005		6,900	6,889
2.161% due 02/15/2005		5,800	5,785
2.190% due 02/15/2005		1,100	1,097
2.100% due 03/01/2005		12,800	12,753
2.183% due 03/08/2005		17,900	17,820
2.260% due 03/14/2005		1,400	1,393
2.380% due 03/31/2005		400	398
Rabobank USA Financial Corp.
2.170% due 01/03/2005		28,700	28,700
Skandinaviska Enskilda Banken AB
2.040% due 01/27/2005		6,400	6,391
UBS Finance, Inc.
2.180% due 01/03/2005		4,800	4,800
2.470% due 04/14/2005		11,300	11,219

			224,346

Repurchase Agreement 0.5%
State Street Bank
1.900% due 01/03/2005		5,000	5,000
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $5,104. Repurchase proceeds are $5,001.)

U.S. Treasury Bills 3.4%
2.184% due 03/03/2005-03/17/2005 (d)(e)(f)		35,800	35,632

Total Short-Term Instruments (Cost $265,010)			264,978

Total Investments (Cost $1,062,690)		108.0%	$1,145,458
Written Options (h) (Premiums $1,185)		(0.1%)	(1,905)

Other Assets and Liabilities (Net)		(7.9%)	(83,261)

Net Assets		100.0%	$1,060,292

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b)Principal amount of security is adjusted for inflation.

(c) Principal only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $24,897 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $8,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	235	$(219)
Eurodollar September Long Futures	09/2005	511	(696)
Euro-Bobl 5-Year Note Long Futures	03/2005	20	0
Euro-Bund 10-Year Note Long Futures	03/2005	1,265	1,385
Government of Japan 10-Year Note Long Futures	03/2005	113	595
U.S. Treasury 10-Year Note Long Futures	03/2005	1,631	1,689
U.S. Treasury 30-Year Bond Long Futures	03/2005	698	1,349
U.S. Treasury 5-Year Note Short Futures	03/2005	333	(278)

			$3,825

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	35,800	$21
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,500	(31)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		11,200	0
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		6,400	0
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	1,600	(33)
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		2,800	(113)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		10,940	(475)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,300	(16)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	5,380	(293)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(6,841)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(354)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	13
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(123)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		10,100	427
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		3,100	126
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		5,400	(2,239)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,800	127
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,000	107
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		13,100	518
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		37,300	(4,258)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	(2,087)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2017		3,300	186
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(43)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(731)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	693,000	(83)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(242)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(219)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(372)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(1,776)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(93)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	31,400	178
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		55,600	322
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		66,400	375
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$56,400	(244)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		82,800	(544)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(1,858)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	(28)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,800	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		43,800	(252)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		500	(2)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		34,500	(122)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(1,093)

							$(22,166)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	$800	$5
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	2,200	10
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	800	2

						$17

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.350%	04/01/2005	$3,000	$12
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.400%	04/01/2005	4,000	16

					$28

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	609	$389	$67

				$389	$67

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	$19,200	$422	$1,374
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	3,000	129	221
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	3,000	129	6
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	3,900	116	237

						$796	$1,838

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$5,900	$5,777	$5,633
U.S. Treasury Note	4.000	02/15/2014	3,000	2,991	2,914

				$8,768	$8,547

(j) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	2,414	01/2005	$68	$0	$68
Buy		2,215	02/2005	67	0	67
Buy	BP	13,840	01/2005	23	(5)	18
Sell		385	01/2005	11	0	11
Buy	BR	915	01/2005	36	0	36
Buy		1,094	02/2005	28	0	28
Buy	C$	27,918	01/2005	618	0	618
Sell		11,169	01/2005	0	(205)	(205)
Buy	CP	108,688	02/2005	16	0	16
Buy	DK	52,155	03/2005	103	0	103
Buy	EC	16,308	01/2005	281	(15)	266
Buy	H$	1,246	01/2005	0	0	0
Buy	JY	26,168,777	01/2005	10,511	(9)	10,502
Sell		3,544,466	01/2005	27	(238)	(211)
Buy	KW	200,853	01/2005	19	0	19
Buy		299,410	02/2005	11	0	11
Buy		529,165	03/2005	13	0	13
Buy	MP	3,727	02/2005	9	0	9
Buy		1,715	03/2005	1	0	1
Sell	N$	2,526	02/2005	0	(34)	(34)
Buy	PN	1,167	02/2005	4	0	4
Buy	PZ	969	02/2005	28	0	28
Buy		605	03/2005	6	0	6
Buy	RR	5,555	01/2005	7	0	7
Buy		8,826	02/2005	8	0	8
Buy	S$	272	01/2005	4	0	4
Buy		437	02/2005	2	0	2
Buy	SK	117,165	03/2005	370	0	370
Buy	SR	626	02/2005	10	0	10
Buy	SV	13,805	02/2005	31	0	31
Buy	T$	8,919	02/2005	8	0	8

				$12,320	$(506)	$11,814

(k) The aggregate value of fair valued securities is $9,575, which is 0.90% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.3%
Crusade Global Trust
2.606% due 05/15/2021 (a)		$129	$130
Homeside Mortgage Securities Trust
2.269% due 01/20/2027 (a)		55	54
Medallion Trust
2.290% due 07/12/2031 (a)		229	227
Superannuation Members Home Loans Global Fund
2.745% due 06/15/2026 (a)		52	52
Torrens Trust
2.662% due 07/15/2031 (a)		85	85

Total Australia (Cost $550)			548

BELGIUM (i)1.2%
Kingdom of Belgium
6.250% due 03/28/2007	EC	500	733
7.500% due 07/29/2008		900	1,414

Total Belgium (Cost $1,381)			2,147

BRAZIL 0.9%
Republic of Brazil
3.125% due 04/15/2009 (a)		$424	420
8.299% due 06/29/2009 (a)		200	236
10.500% due 07/14/2014		500	594
8.250% due 01/20/2034		300	293

Total Brazil (Cost $1,509)			1,543

CANADA (i) 1.3%
Commonwealth of Canada
6.000% due 06/01/2008	C$	700	633
5.500% due 06/01/2009		300	269
5.500% due 06/01/2010		1,100	992
6.000% due 06/01/2011		300	279
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	261

Total Canada (Cost $1,963)			2,434

CAYMAN ISLANDS (i) 0.4%
Redwood Capital Ltd.
5.856% due 01/01/2006 (a)		$300	302
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	2,320	23
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		$400	401

Total Cayman Islands (Cost $719)			726

DENMARK (i) 0.1%
Nykredit Konvertible
6.000% due 10/01/2029	DK	1,055	200
Unikredit Realkredit
6.000% due 07/01/2029		255	48

Total Denmark (Cost $144)			248

FRANCE (i) 9.0%
Axa S.A.
3.750% due 01/01/2017	EC	50	91
Republic of France
4.000% due 10/25/2009		2,260	3,207
4.000% due 04/25/2014		9,000	12,590

Total France (Cost $14,099)			15,888

GERMANY (i) 20.9%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,786
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	130
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	302
Republic of Germany
4.000% due 07/04/2009		200	283
3.500% due 10/09/2009		1,000	1,388
5.250% due 01/04/2011		6,600	9,957
5.000% due 01/04/2012		800	1,199
5.000% due 07/04/2012		2,600	3,901
3.750% due 07/04/2013		100	138
4.250% due 01/04/2014		4,200	5,992
6.500% due 07/04/2027		4,500	8,136
5.625% due 01/04/2028		2,040	3,337
6.250% due 01/04/2030		200	354

Total Germany (Cost $30,724)			36,903

IRELAND (i) 0.2%
Emerald Mortgages PLC
2.428% due 10/22/2035 (a)	EC	80	109
Lusitano Mortgages PLC
2.454% due 12/15/2035 (a)		166	227

Total Ireland (Cost $275)			336

ITALY (i) 5.0%
Findomestic Securitization Vehicle SRL
2.475% due 12/20/2008 (a)	EC	900	1,226
First Italian Auto Transaction
2.429% due 07/01/2008 (a)(j)		81	107
Republic of Italy
7.750% due 11/01/2006		700	1,041
6.000% due 11/01/2007		1,200	1,779
4.500% due 05/01/2009		1,280	1,850
5.500% due 11/01/2010		400	609
Siena Mortgage SpA
2.405% due 12/16/2038 (a)		1,600	2,139

Total Italy (Cost $7,548)			8,751

JAPAN (i) 9.8%
Government of Japan
0.300% due 12/20/2007	JY	835,000	8,163
0.700% due 09/20/2008		310,000	3,060
1.400% due 09/20/2011		270,000	2,719
1.600% due 09/20/2013		290,000	2,910
1.900% due 09/20/2022		50,000	487
2.400% due 06/20/2024		4,000	41

Total Japan (Cost $15,660)			17,380

MEXICO 0.2%
Petroleos Mexicanos
8.850% due 09/15/2007		$140	158
9.375% due 12/02/2008		190	224

Total Mexico (Cost $325)			382

NETHERLANDS (i)2.3%
Delphinus BV
2.466% due 11/28/2031 (a)	EC	500	685
2.425% due 04/25/2093 (a)		500	680
2.448% due 06/25/2066 (a)		436	582
Dutch Mortgage-Backed Securities BV
2.430% due 10/02/2079 (a)		1,000	1,359
Holland Euro-Denominated Mortgage-Backed Series
2.417% due 04/18/2012 (a)		256	342
Kingdom of Netherlands
5.000% due 07/15/2011		200	300

Total Netherlands (Cost $3,596)			3,948

NEW ZEALAND (i)0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	402

Total New Zealand (Cost $238)			402

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$200	223

Total Panama (Cost $219)			223

PERU 0.1%
Republic of Peru
9.125% due 01/15/2008		$100	114
9.125% due 02/21/2012		100	117

Total Peru (Cost $228)			231

RUSSIA 0.5%
Russian Federation
8.750% due 07/24/2005		$500	514
10.000% due 06/26/2007		280	317

Total Russia (Cost $833)			831

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$210	228

Total South Africa (Cost $230)			228

SPAIN (i)2.2%
Hipotebansa Mortgage Securitization Fund
2.299% due 07/18/2022 (a)(j)	EC	340	456
Hipotebansa V
2.148% due 01/18/2018 (a)(j)		124	167
Kingdom of Spain
4.950% due 07/30/2005		220	304
5.150% due 07/30/2009		1,990	2,953

Total Spain (Cost $2,447)			3,880

TUNISIA 0.1%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	109

Total Tunisia (Cost $110)			109

UNITED KINGDOM (i)10.7%
Bauhaus Securities Ltd.
2.466% due 10/30/2052 (a)	EC	481	655
Dolerite Funding PLC
2.619% due 08/20/2032 (a)		$127	127
Haus Ltd.
2.466% due 12/14/2037 (a)	EC	1,005	1,356
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		590	874
Ocwen Mortgage Loan Trust
2.718% due 12/15/2031 (a)		15	21
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,700	5,267
4.000% due 03/07/2009		1,660	3,129
5.000% due 03/07/2012		1,600	3,164
8.000% due 09/27/2013		790	1,893
5.000% due 09/07/2014		100	199
4.750% due 09/07/2015		1,200	2,343

Total United Kingdom (Cost $18,039)			19,028

UNITED STATES (i)31.0%
Asset-Backed Securities 3.8%
AFC Home Equity Loan Trust
2.727% due 12/22/2027 (a)		$48	49
Ameriquest Mortgage Securities, Inc.
2.827% due 02/25/2033 (a)		42	42
2.827% due 03/25/2033 (a)		50	50
2.547% due 08/25/2034 (a)		305	306
Amortizing Residential Collateral Trust
2.767% due 10/25/2031 (a)		40	40
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.357% due 06/25/2029 (a)		41	41
Argent Securities, Inc.
2.527% due 04/25/2034 (a)		185	185
Bear Stearns Asset-Backed Securities, Inc.
2.747% due 10/25/2032 (a)		14	14
2.867% due 03/25/2043 (a)		120	121
CDC Mortgage Capital Trust
2.707% due 08/25/2032 (a)		7	7
2.537% due 07/26/2034 (a)		282	282
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	559
Citifinancial Mortgage Securities, Inc.
2.727% due 05/25/2033 (a)		$172	172
Conseco Finance Corp.
2.772% due 10/15/2031 (a)		87	88
Countrywide Asset-Backed Certificates
2.677% due 08/25/2032 (a)		121	121
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)		27	27
First Alliance Mortgage Loan Trust
2.640% due 12/20/2027 (a)		116	117
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)		153	153
GSAMP Trust
2.707% due 03/25/2034 (a)		629	629
Home Equity Asset Trust
2.827% due 03/25/2033 (a)		44	44
2.567% due 08/25/2034 (a)		211	211
Irwin Home Equity Loan Trust
2.938% due 06/25/2028 (a)		125	125
Merrill Lynch Mortgage Investors, Inc.
2.782% due 03/15/2025 (a)		173	173
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.567% due 10/25/2034 (a)		493	493
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)		17	17
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		238	238
Providian Home Equity Loan Trust
2.707% due 06/25/2025 (a)		57	57
Quest Trust
2.977% due 06/25/2034 (a)		605	605
Renaissance Home Equity Loan Trust
2.917% due 12/25/2033 (a)		139	140
Residential Asset Mortgage Products, Inc.
2.697% due 06/25/2032 (a)		91	92
Residential Asset Securities Corp.
2.547% due 04/25/2013 (a)		394	394
2.647% due 09/25/2031 (a)		120	120
2.667% due 07/25/2032 (a)		254	254
Specialty Underwriting & Residential Finance
2.747% due 06/25/2034 (a)		134	134
Structured Asset Investment Loan Trust
2.547% due 07/25/2033 (a)		38	38
2.587% due 10/25/2033 (a)		49	49
Structured Asset Securities Corp.
2.817% due 05/25/2034 (a)		594	595

			6,782

Convertible Bonds & Notes 0.1%
Nextel Communications, Inc.
5.250% due 01/15/2010		200	206

Corporate Bonds & Notes 3.3%
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)		250	250
Ford Motor Credit Co.
7.500% due 03/15/2005		400	403
3.240% due 11/16/2006 (a)		500	500
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	881
General Motors Acceptance Corp.
5.250% due 05/16/2005		$500	505
3.329% due 10/20/2005 (a)		500	502
3.185% due 05/18/2006 (a)		300	299
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		100	107
MetLife, Inc.
3.911% due 05/15/2005		100	100
MGM Mirage, Inc.
6.950% due 02/01/2005		310	311
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	227
Morgan Stanley Dean Witter Capital I, Inc.
2.542% due 04/15/2016 (a)		758	760
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		220	221
Norfolk Southern Corp.
2.830% due 02/28/2005 (a)		300	300
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		100	102
Sprint Capital Corp.
7.900% due 03/15/2005		350	354
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	78

			5,900

Mortgage-Backed Securities 4.1%
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	346
Countrywide Alternative Loan Trust
2.567% due 06/25/2034 (a)		52	52
Countrywide Home Loans, Inc.
2.797% due 09/25/2034 (a)		794	794
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		129	132
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		700	753
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	111
GSR Mortgage Loan Trust
3.464% due 06/01/2034 (a)		685	676
Impac CMB Trust
2.817% due 07/25/2033 (a)		81	81
Impac Secured Assets CMN Owner Trust
2.607% due 08/25/2034 (a)		631	631
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	668
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		57	59
5.586% due 09/25/2032 (a)		19	19
Sequoia Mortgage Trust
2.760% due 07/20/2033 (a)		778	774
Structured Asset Mortgage Investments, Inc.
6.445% due 06/25/2029 (a)		4	4
2.700% due 09/19/2032 (a)		783	782
Structured Asset Securities Corp.
2.917% due 07/25/2032 (a)		276	277
Washington Mutual Mortgage Securities Corp.
5.145% due 10/25/2032 (a)		75	76
2.688% due 12/25/2027 (a)		804	804
3.181% due 02/27/2034 (a)		207	207
6.000% due 03/25/2032		27	27

			7,273

Municipal Bonds & Notes 1.6%
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	200
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	408
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	204
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	112
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	110
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	230
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	227
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	112
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	113
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	109
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	104
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	110
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	103
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013		400	427

			2,773

		Shares
Preferred Security 0.4%
DG Funding Trust
3.360% due 12/29/2049 (a)		70	749

Preferred Stock 0.6%
Fannie Mae
7.000% due 12/31/2049 (a)		19	1,100

	Principal Amount (000s)
U.S. Government Agencies 5.3%
Fannie Mae
2.667% due 08/25/2030 (a)		$649	649
5.000% due 12/01/2034 (a)		500	510
5.160% due 04/01/2033 (a)		159	162
5.500% due 10/01/2016 - 01/13/2035 (c)		1,395	1,418
6.470% due 09/25/2012		1,000	1,138
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,088
Government National Mortgage Association
3.007% due 02/16/2030 (a)		176	178
3.057% due 02/16/2030 (a)		180	182
3.250% due 01/20/2030 (a)		121	123
3.375% due 05/20/2028 - 06/20/2030 (a)(c)		536	547
3.750% due 07/20/2022 - 09/20/2026 (a)(c)		218	221
4.625% due 11/20/2021 - 12/20/2026 (a)(c)		105	107
Small Business Administration
6.640% due 02/10/2011		384	408
Tennessee Valley Authority
4.875% due 12/15/2016		400	422
5.880% due 04/01/2036		1,000	1,101
7.140% due 05/23/2012		1,000	1,172

			9,426

U.S. Treasury Obligations 11.8%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010		1,475	1,711
3.500% due 01/15/2011		2,193	2,492
3.000% due 07/15/2012		955	1,066
2.000% due 01/15/2014		620	642
2.000% due 07/15/2014		810	836
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,593
8.875% due 02/15/2019		1,800	2,590
U.S. Treasury Notes
4.875% due 02/15/2012		2,100	2,220
4.250% due 11/15/2014		1,700	1,705

			20,855

Total United States (Cost $54,444)			55,064

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 5.750% ** Exp. 04/27/2009 (j)		$400	35

Total Purchased Call Options (Cost $21)			35

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250% * Exp. 04/27/2009 (j)		400	21
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		47	0
Eurodollar September Futures (CME)
Strike @ 93.500 Exp. 09/19/2005		58	1

Total Purchased Put Options (Cost $29)			22

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.3%
Commercial Paper 13.8%
ABN AMRO North America
1.945% due 01/31/2005		$1,200	1,198
BP Amoco Capital PLC
2.100% due 01/03/2005		2,200	2,200
CBA (de) Finance
2.425% due 03/15/2005		2,000	1,990
Danske Corp.
2.035% due 02/14/2005		500	499
2.440% due 03/23/2005		4,700	4,674
Fannie Mae
2.110% due 03/01/2005		500	498
2.197% due 03/02/2005		1,900	1,893
2.299% due 03/02/2005		100	100
2.230% due 03/15/2005		1,500	1,492
HBOS Treasury Services PLC
2.000% due 02/01/2005		1,000	998
Shell Finance (UK) PLC
2.120% due 01/06/2005		800	800
Spintab AB
2.080% due 01/07/2005		2,800	2,799
UBS Finance, Inc.
2.410% due 03/15/2005		2,100	2,090
2.510% due 04/27/2005		3,200	3,174

			24,405

Repurchase Agreement 1.0%
State Street Bank
1.900% due 01/03/2005		1,859	1,859
(Dated 12/31/2004. Collateralized by Fannie Mae 1.875% due 01/15/2005 valued at $1,901. Repurchase proceeds are $1,859.)

U.S. Treasury Bills 3.5%
2.184% due 03/03/2005-03/17/2005 (c)(d)(e)		6,205	6,174

Total Short-Term Instruments (Cost $32,445)			32,438

Total Investments (Cost $187,776)		114.9%	$203,725
Written Options (g) (Premiums $410)		(0.4%)	(639)

Other Assets and Liabilities (Net)		(14.5%)	(25,704)

Net Assets		100.0%	$177,382

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $4,232 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $1,699 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$(41)
Eurodollar September Long Futures	09/2005	97	(132)
Euro-Bobl 5-Year Note Short Futures	03/2005	14	5
Euro-Bund 10-Year Note Long Futures	03/2005	247	142
Government of Japan 10-Year Note Long Futures	03/2005	23	118
U.S. Treasury 10-Year Note Long Futures	03/2005	227	112
U.S. Treasury 30-Year Bond Long Futures	03/2005	55	90
U.S. Treasury 5-Year Note Short Futures	03/2005	12	(10)

			$284

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,300	$6
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,600	(8)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,100	0
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,200	0
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	BP	800	(20)
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		500	(20)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		2,280	(84)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		400	(3)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	4,770	(458)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		600	24
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		5,600	227
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		500	23
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,100	43
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		14,600	(1,667)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,100	(293)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(31)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(213)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(28)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(72)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(55)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(142)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(65)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	12,800	72
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		1,500	8
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		13,200	75
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$14,200	(50)
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		300	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,700	(52)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,500	(6)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		7,600	(59)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		900	(3)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,900	(24)

							$(2,874)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$500	$2
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	300	3
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	200	1

						$6

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	70	$39	$8
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	5	5	1
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	14	5	7
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	3	2	1

				$51	$17

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	$5,200	$115	$371
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	2,500	107	185
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	2,500	107	5
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	1,000	30	61

						$359	$622

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$3,300	$3,240	$3,256

(I) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	371	01/2005	$0	$0	$0
Sell		1,220	01/2005	1	(2)	(1)
Buy	BR	178	01/2005	7	0	7
Buy		176	02/2005	5	0	5
Buy	C$	5,663	01/2005	127	0	127
Sell		8,516	01/2005	0	(157)	(157)
Buy	CP	26,311	02/2005	4	0	4
Sell	DK	1,696	03/2005	0	(3)	(3)
Buy	EC	1,005	01/2005	33	0	33
Sell		50,299	01/2005	0	(845)	(845)
Buy	H$	1,238	01/2005	0	0	0
Buy	JY	94,533	01/2005	21	0	21
Sell		1,628,801	01/2005	0	(502)	(502)
Buy	KW	34,830	01/2005	3	0	3
Buy		143,049	03/2005	4	0	4
Buy	MP	814	02/2005	2	0	2
Buy		337	03/2005	0	0	0
Sell	N$	472	02/2005	0	(6)	(6)
Buy	PN	318	02/2005	1	0	1
Buy	PZ	171	02/2005	5	0	5
Buy		72	03/2005	1	0	1
Buy	RR	950	01/2005	1	0	1
Buy		852	02/2005	1	0	1
Buy	S$	52	01/2005	1	0	1
Buy	SR	188	02/2005	3	0	3
Buy	SV	2,980	02/2005	7	0	7
Buy	T$	328	02/2005	0	0	0

				$227	$(1,515)	$(1,288)

(j) The aggregate value of fair valued securities is $786, which is 0.44% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

GNMA Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 102.0%
Fannie Mae
2.865% due 07/01/2011 (a)	$2,470	$2,476
2.917% due 07/01/2011 (a)	5,916	5,936
5.000% due 03/01/2034 - 01/13/2035 (d)	19,710	19,562
5.253% due 03/01/2018 (a)	17	18
5.500% due 01/13/2035	9,000	9,138
9.000% due 07/01/2018	15	17
Federal Housing Administration
8.137% due 09/01/2040	467	474
Freddie Mac
3.252% due 06/01/2030 (a)	31	32
3.296% due 05/01/2019 (a)	20	20
5.000% due 01/13/2035	3,000	2,979
6.710% due 05/01/2031 (a)	73	73
7.500% due 08/15/2029 (b)	76	14
Government National Mortgage Association
0.000% due 03/16/2026 (c)	108	107
2.607% due 01/16/2031 - 02/16/2032 (a)(d)	9,901	9,907
2.657% due 08/16/2032 (a)	1,819	1,822
2.707% due 12/16/2026 - 08/16/2031 (a)(d)	1,571	1,577
2.807% due 06/16/2027 (a)	2,716	2,724
2.907% due 07/16/2028 (a)	309	311
2.938% due 05/16/2027 (a)	172	173
2.957% due 04/16/2032 (a)	719	726
3.057% due 05/16/2029 (a)	2,330	2,349
3.060% due 06/20/2030 (a)	153	154
3.375% due 06/20/2022 - 02/20/2026 (a)(d)	151	153
3.500% due 02/20/2026 - 05/20/2031 (a)(d)	31,271	31,194
3.750% due 07/20/2018 - 08/20/2025 (a)(d)	46	47
4.000% due 05/20/2016 - 04/20/2023 (a)(d)	19,755	19,853
4.500% due 02/20/2018 - 10/20/2030 (a)(d)	1,966	1,967
4.625% due 12/20/2017 (a)	25	25
5.000% due 02/20/2028	1,058	1,058
5.500% due 03/16/2022 - 01/20/2035 (d)	234,055	238,943
6.000% due 09/16/2028 - 01/20/2035 (d)	224,640	231,514
6.500% due 12/15/2023 - 07/20/2031 (d)	6,924	7,063
7.500% due 10/15/2022 - 06/15/2033 (d)	3,157	3,391
Small Business Administration
7.449% due 08/01/2010	224	242

Total U.S. Government Agencies (Cost $596,757)		596,039

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
5.750% due 08/15/2010	4,250	4,681
5.000% due 08/15/2011	5,000	5,324

Total U.S. Treasury Obligations (Cost $10,045)		10,005

MORTGAGE-BACKED SECURITIES 1.2%
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (a)	221	224
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,648
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	644	646
2.511% due 03/25/2032 (a)	502	501
2.967% due 08/25/2033 (a)	925	918
Sequoia Mortgage Trust
2.750% due 06/20/2032 (a)	589	589
Structured Asset Mortgage Investments, Inc.
2.740% due 09/19/2032 (a)	1,068	1,063
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)	858	859
2.897% due 03/25/2031 (a)	17	18
3.067% due 08/25/2032 (a)	319	307
2.707% due 01/25/2033 (a)	255	255

Total Mortgage-Backed Securities (Cost $7,045)		7,028

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
2.757% due 06/25/2032 (a)	63	63
Amortizing Residential Collateral Trust
2.707% due 07/25/2032 (a)	154	154
Centex Home Equity
2.717% due 01/25/2032 (a)	97	98
2.677% due 04/25/2032 (a)	195	195
Chase Funding Loan Acquisition Trust
2.657% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)	433	433
Countrywide Asset-Backed Certificates
2.677% due 05/25/2032 (a)	91	91
Credit-Based Asset Servicing & Securitization LLC
2.737% due 06/25/2032 (a)	238	238
Home Equity Asset Trust
2.717% due 11/25/2032 (a)	118	118
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	215	216
Irwin Home Equity Loan Trust
2.707% due 06/25/2029 (a)	107	107
NPF XII, Inc.
2.532% due 10/01/2003 (e)(k)	300	0
Saxon Asset Securities Trust
2.677% due 08/25/2032 (a)	137	138
WFS Financial Owner Trust
2.299% due 10/20/2008 (a)	428	428

Total Asset-Backed Securities (Cost $2,670)		2,372

	# of contracts
PURCHASED CALL OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 97.250 Exp. 03/14/2005	383	19

Total Purchased Call Options (Cost $447)		19

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	43,400	2,471

Total Preferred Stock (Cost $2,170)		2,471

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 63.2%
Certificates of Deposit 7.5%
Bank of America, N.A.
2.300% due 03/16/2005	$14,400	14,400
2.440% due 03/28/2005	200	200
Citibank, N.A.
2.030% due 01/24/2005	6,800	6,800
2.465% due 03/29/2005	7,800	7,800
Wells Fargo Bank N.A.
2.430% due 01/05/2005	13,800	13,800
2.060% due 01/11/2005	800	800

		43,800

Commercial Paper 55.2%
Anz National International Ltd.
2.035% due 02/14/2005	1,000	998
CDC Commercial Corp.
2.020% due 02/07/2005	10,800	10,779
2.040% due 02/16/2005	3,800	3,790
2.070% due 02/23/2005	1,700	1,695
Den Norske Bank ASA
1.980% due 02/03/2005	2,600	2,596
Fannie Mae
1.150% due 01/03/2005	134,500	134,500
2.272% due 03/09/2005	6,700	6,669
2.349% due 03/16/2005	11,700	11,641
2.390% due 03/16/2005	700	696
2.430% due 03/23/2005	5,900	5,867
2.474% due 03/30/2005	16,000	15,903
Federal Home Loan Bank
2.100% due 01/03/2005	92,600	92,600
General Electric Capital Corp.
2.040% due 02/04/2005	1,600	1,597
Rabobank USA Financial Corp.
2.170% due 01/03/2005	16,000	16,000
UBS Finance, Inc.
2.180% due 01/03/2005	1,500	1,500
2.390% due 01/05/2005	16,000	15,998

		322,829

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005	1,655	1,655
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 2.500% due 12/15/2005 valued at $1,689. Repurchase proceeds are $1,655.)

U.S. Treasury Bills 0.2%
2.187% due 03/17/2005	1,010	1,005

Total Short-Term Instruments (Cost $369,299)		369,289

Total Investments (Cost $988,433)	168.9%	$987,223
Written Options (i) (Premiums $929)	(0.0%)	(264)

Other Assets and Liabilities (Net)	(68.9%)	(402,544)

Net Assets	100.0%	$584,415

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Security is in default.

(f) Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $259 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	76	$(34)
U.S. Treasury 10-Year Note Long Futures	03/2005	9	9

			$(25)

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$62,200	$105
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	13,000	22
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	8,000	(215)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,100	(47)

						$(135)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$4,550	$0

					$0

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	178	$122	$19
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	151	72	35
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	30	12	5

				$206	$59

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7 -Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	25,000	$420	$191
Put - OTC 7- Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	14

						$723	$205

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	01/13/2035	$43,500	$44,166	$44,068

(k) The aggregate value of fair valued securities is $0, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

High Yield Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 76.6%
Banking & Finance 6.4%
AES Red Oak LLC
8.540% due 11/30/2019		$11,234	$12,638
Affinia Group, Inc.
9.000% due 11/30/2014		5,650	5,918
Arvin Capital I
9.500% due 02/01/2027		1,500	1,560
BCP Caylux Holdings Luxembourg SCA
9.625% due 06/15/2014		37,990	43,024
Beaver Valley Funding Corp.
9.000% due 06/01/2017		9,382	11,118
Bluewater Finance Ltd.
10.250% due 02/15/2012		40,840	44,822
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		21,000	21,315
Borden US Finance Corp.
6.430% due 07/15/2010 (a)		1,900	1,995
9.000% due 07/15/2014		4,100	4,571
Cedar Brakes II LLC
9.875% due 09/01/2013		17,754	21,304
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		600	651
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006		9,250	10,081
8.900% due 04/01/2007 (k)		5,000	5,335
Eircom Funding
8.250% due 08/15/2013		2,650	2,941
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	11,209
Isles CBO Ltd.
2.975% due 10/27/2010 (a)		1,614	1,421
JET Equipment Trust
9.410% due 06/15/2010 (b)		1,172	791
10.000% due 06/15/2012 (b)		8,680	5,859
7.630% due 08/15/2012 (b)		3,786	2,617
JSG Funding PLC
9.625% due 10/01/2012		19,776	22,149
K&F Acquisition, Inc.
7.750% due 11/15/2014		8,750	9,078
Kraton Polymers LLC
8.125% due 01/15/2014		12,200	12,779
La Quinta Properties, Inc.
8.875% due 03/15/2011		4,305	4,822
7.000% due 08/15/2012		2,800	2,975
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		4,975	5,824
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		7,342	8,322
Pemex Project Funding Master Trust
7.375% due 12/15/2014		6,350	7,074
8.625% due 02/01/2022		3,304	3,852
Qwest Capital Funding, Inc.
7.750% due 02/15/2031		5,730	5,028
Refco Finance Holdings LLC
9.000% due 08/01/2012		16,225	17,847
Riggs Capital Trust
8.625% due 12/31/2026		12,645	12,961
Riggs Capital Trust II
8.875% due 03/15/2027		15,680	16,072
Riggs National Corp.
9.650% due 06/15/2009		2,605	2,879
Rotech Healthcare, Inc.
9.500% due 04/01/2012		46,587	51,479
Salton SEA Funding
7.370% due 05/30/2005		3,348	3,398
Sets Trust
8.850% due 04/02/2007 (k)		5,000	5,330
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		7,150	7,758
Targeted Return Index Securities Trust
7.956% due 08/01/2015 (a)		1,907	2,090
UGS Corp.
10.000% due 06/01/2012		7,625	8,712
Universal City Development Partners
11.750% due 04/01/2010		21,065	24,988
Ventas Capital Corp.
8.750% due 05/01/2009		17,040	19,191

			463,778

Industrials 52.0%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006		2,290	2,387
6.950% due 04/01/2008		11,415	11,815
5.250% due 06/20/2008		7,875	7,747
8.550% due 08/01/2010		960	1,045
7.750% due 06/15/2011		2,100	2,215
6.000% due 06/20/2013		31,401	30,106
8.850% due 08/01/2030		13,743	13,880
AES Ironwood LLC
8.857% due 11/30/2025		51,213	58,639
Ahold Finance USA, Inc.
8.250% due 07/15/2010		29,945	34,062
Alderwoods Group, Inc.
7.750% due 09/15/2012		3,050	3,309
Allied Waste North America, Inc.
8.875% due 04/01/2008		7,649	8,223
8.500% due 12/01/2008		8,880	9,457
6.500% due 11/15/2010		26,280	25,886
9.250% due 09/01/2012		9,525	10,358
7.875% due 04/15/2013		10,445	10,758
American Media Operations, Inc.
10.250% due 05/01/2009		35,954	38,066
American Tower Corp.
7.500% due 05/01/2012		850	897
7.125% due 10/15/2012		22,300	22,913
American Towers, Inc.
7.250% due 12/01/2011		9,895	10,538
AmeriGas Partners LP
10.000% due 04/15/2006		200	216
8.830% due 04/19/2010		14,524	17,440
8.875% due 05/20/2011		7,965	8,722
Arco Chemical Co.
10.250% due 11/01/2010		1,877	2,168
Argo-Tech Corp.
9.250% due 06/01/2011		750	827
Armor Holdings, Inc.
8.250% due 08/15/2013		1,065	1,198
ArvinMeritor, Inc.
8.750% due 03/01/2012		26,805	31,094
Aviall, Inc.
7.625% due 07/01/2011		14,445	15,456
Boise Cascade Corp.
7.350% due 02/01/2016		2,246	2,584
Boise Cascade LLC
2.366% due 10/15/2012 (a)		2,500	2,606
7.125% due 10/15/2014		3,710	3,942
Boyd Gaming Corp.
8.750% due 04/15/2012		200	223
7.750% due 12/15/2012		17,667	19,367
Cablevision Systems Corp.
5.670% due 04/01/2009 (a)		9,550	10,171
8.000% due 04/15/2012		13,560	14,543
Caesars Entertainment, Inc.
9.375% due 02/15/2007		7,278	8,042
8.875% due 09/15/2008		5,355	6,078
7.875% due 03/15/2010		13,477	15,246
8.125% due 05/15/2011		2,875	3,335
7.000% due 04/15/2013		46,538	51,541
CanWest Media, Inc.
10.625% due 05/15/2011		17,560	19,799
8.000% due 09/15/2012		26,047	28,066
CCO Holdings LLC
8.750% due 11/15/2013		27,605	28,640
Cenveo Corp.
9.625% due 03/15/2012		17,800	19,624
Charter Communications Holdings LLC
9.625% due 11/15/2009		18,307	16,156
8.000% due 04/30/2012		10,030	10,481
8.375% due 04/30/2014		7,110	7,537
Chesapeake Energy Corp.
8.125% due 04/01/2011		2,956	3,215
7.500% due 06/15/2014		18,570	20,381
7.000% due 08/15/2014		6,450	6,901
6.375% due 06/15/2015		125	129
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		7,950	8,069
Colorado Interstate Gas Co.
6.850% due 06/15/2037		7,400	7,810
Commonwealth Brands, Inc.
9.750% due 04/15/2008		12,435	13,119
10.625% due 09/01/2008		14,940	15,762
Community Health Systems, Inc.
10.228% due 10/19/2006 (k)		4,000	4,361
10.000% due 03/13/2007 (k)		3,500	3,869
Continental Airlines, Inc.
7.461% due 04/01/2015 (i)		2,904	2,813
7.373% due 12/15/2015 (i)		1,132	956
6.545% due 02/02/2019 (i)		7,163	7,121
7.566% due 03/15/2020 (i)		3,130	2,645
Crown Castle International Corp.
10.750% due 08/01/2011		19,448	21,198
Crown European Holdings S.A.
9.500% due 03/01/2011		33,550	38,415
10.875% due 03/01/2013		9,570	11,364
CSC Holdings, Inc.
7.875% due 12/15/2007		200	215
7.250% due 07/15/2008		1,550	1,643
8.125% due 07/15/2009		10,865	11,938
8.125% due 08/15/2009		11,640	12,789
7.625% due 04/01/2011		57,573	62,323
6.750% due 04/15/2012		13,400	13,869
Dana Corp.
9.000% due 08/15/2011		646	798
Delhaize America, Inc.
8.125% due 04/15/2011		41,125	48,146
Delta Air Lines, Inc.
7.379% due 05/18/2010		9,511	9,401
Dex Media West LLC
8.500% due 08/15/2010		26,595	29,720
9.875% due 08/15/2013		39,024	45,170
Dimon, Inc.
9.625% due 10/15/2011		50	55
DirecTV Holdings LLC
8.375% due 03/15/2013		35,695	40,201
Dobson Communications Corp.
8.875% due 10/01/2013		7,375	5,218
Donohue Forest Products
7.625% due 05/15/2007		4,000	4,157
Dresser, Inc.
9.375% due 04/15/2011		42,940	47,234
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		8,990	9,215
Dura Operating Corp.
8.625% due 04/15/2012		22,395	23,403
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		33,100	33,514
7.670% due 11/08/2016		34,790	33,485
Dynegy Holdings, Inc.
8.100% due 07/15/2008 (a)		2,500	2,737
9.875% due 07/15/2010		4,850	5,444
EchoStar DBS Corp.
4.850% due 10/01/2008 (a)		8,450	8,799
5.750% due 10/01/2008		30,075	30,601
El Paso CGP Co.
6.500% due 05/15/2006		5,250	5,473
6.500% due 06/01/2008		9,525	9,692
7.625% due 09/01/2008		13,426	14,097
6.375% due 02/01/2009		5,250	5,257
7.750% due 06/15/2010		2,040	2,142
9.625% due 05/15/2012		2,800	3,122
El Paso Corp.
6.750% due 05/15/2009		8,525	8,695
7.000% due 05/15/2011		3,500	3,557
7.875% due 06/15/2012		2,605	2,739
7.375% due 12/15/2012		21,905	22,288
7.800% due 08/01/2031		27,520	26,557
7.750% due 01/15/2032		5,375	5,173
El Paso Production Holding Co.
7.750% due 06/01/2013		13,995	14,730
Encore Acquisition Co.
6.250% due 04/15/2014		6,325	6,388
Equistar Chemicals LP
10.125% due 09/01/2008		16,315	18,885
8.750% due 02/15/2009		32,925	37,041
10.625% due 05/01/2011		2,975	3,466
Evergreen Resources, Inc.
5.875% due 03/15/2012		2,540	2,657
Exco Resources, Inc.
7.250% due 01/15/2011		4,280	4,601
Extendicare Health Services, Inc.
9.500% due 07/01/2010		6,040	6,795
Ferrellgas Partners LP
6.990% due 08/01/2005 (i)		7,000	7,115
7.080% due 08/01/2006 (i)(k)		5,000	5,174
8.780% due 08/01/2007 (i)(k)		14,000	15,271
7.120% due 08/01/2008 (i)(k)		11,000	11,674
8.870% due 08/01/2009 (i)(k)		7,300	8,324
7.240% due 08/01/2010 (i)(k)		20,000	21,562
8.750% due 06/15/2012		2,600	2,847
Fisher Scientific International, Inc.
8.000% due 09/01/2013		3,050	3,477
6.750% due 08/15/2014		3,000	3,232
Foundation PA Coal Co.
7.250% due 08/01/2014		3,500	3,745
Freescale Semiconductor, Inc.
4.820% due 07/15/2009 (a)		7,515	7,863
6.875% due 07/15/2011		700	754
7.125% due 07/15/2014		4,750	5,178
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		35,435	39,687
Gaylord Entertainment Co.
8.000% due 11/15/2013		3,640	3,949
Georgia-Pacific Corp.
9.375% due 02/01/2013		1,000	1,170
8.000% due 01/15/2014		950	1,085
7.700% due 06/15/2015		6,550	7,516
8.000% due 01/15/2024		33,180	38,655
7.250% due 06/01/2028		5,925	6,369
8.875% due 05/15/2031		13,320	16,717
Goodman Global Holding Co, Inc.
5.760% due 06/15/2012		5,000	5,100
Greif, Inc.
8.875% due 08/01/2012		1,925	2,151
Hanover Compressor Co.
8.625% due 12/15/2010		6,700	7,353
Hanover Equipment Trust
8.500% due 09/01/2008		48,495	52,375
HCA, Inc.
5.500% due 12/01/2009		4,150	4,156
7.875% due 02/01/2011		5,313	5,859
6.300% due 10/01/2012		16,100	16,354
6.250% due 02/15/2013		6,428	6,495
6.750% due 07/15/2013		57,808	60,178
6.375% due 01/15/2015		3,250	3,269
7.190% due 11/15/2015		900	945
Headwaters, Inc.
7.000% due 04/30/2011		761	772
HealthSouth Corp.
8.375% due 10/01/2011		8,900	9,278
7.625% due 06/01/2012		17,430	17,604
Horizon Lines LLC
9.000% due 11/01/2012		5,200	5,616
Host Marriott Corp.
7.875% due 08/01/2008		4,894	5,053
Host Marriott LP
8.375% due 02/15/2006		7,950	8,348
9.500% due 01/15/2007		17,585	19,344
9.250% due 10/01/2007		9,885	11,071
7.000% due 08/15/2012		1,000	1,063
7.125% due 11/01/2013		2,750	2,953
Ingles Markets, Inc.
8.875% due 12/01/2011		6,615	7,111
Insight Midwest LP
9.750% due 10/01/2009		15,640	16,461
9.750% due 10/01/2009		15,350	16,156
10.500% due 11/01/2010		19,503	21,453
Invensys PLC
9.875% due 03/15/2011		11,550	12,474
ISP Chemco, Inc.
10.250% due 07/01/2011		38,355	43,533
ITT Corp.
7.375% due 11/15/2015		2,050	2,291
JC Penney Co, Inc.
7.650% due 08/15/2016		7,000	8,050
JC Penney Co., Inc.
8.000% due 03/01/2010		8,420	9,662
Jefferson Smurfit Corp.
8.250% due 10/01/2012		4,115	4,506
7.500% due 06/01/2013		2,300	2,467
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,839	4,309
K&F Industries, Inc.
9.250% due 10/15/2007		1,000	1,020
9.625% due 12/15/2010		2,605	3,035
K2, Inc.
7.375% due 07/01/2014		1,350	1,485
Kappa Beheer BV
10.625% due 07/15/2009		2,485	2,647
La Quinta Inns
7.400% due 09/15/2005		4,050	4,141
Legrand Holding S.A.
10.500% due 02/15/2013		8,785	10,454
Legrand S.A.
8.500% due 02/15/2025		17,225	20,412
Lyondell Chemical Co.
9.875% due 05/01/2007		3,120	3,284
MagnaChip Semiconductor S.A.
5.780% due 12/15/2011		6,500	6,711
Mandalay Resort Group
6.500% due 07/31/2009		1,725	1,829
9.375% due 02/15/2010		52,722	61,685
6.375% due 12/15/2011		11,900	12,495
7.625% due 07/15/2013		8,735	9,609
MCI, Inc.
5.908% due 05/01/2007		20,399	20,934
6.688% due 05/01/2009		87,638	90,924
Mediacom Broadband LLC
11.000% due 07/15/2013		39,535	42,698
Meritor Automotive, Inc.
6.800% due 02/15/2009		3,900	4,115
MGM Mirage, Inc.
6.000% due 10/01/2009		3,350	3,451
6.000% due 10/01/2009		850	876
8.500% due 09/15/2010		3,730	4,262
8.375% due 02/01/2011		39,530	44,768
Mirage Resorts, Inc.
6.625% due 02/01/2005		5,000	5,013
6.750% due 08/01/2007		5,750	6,066
6.750% due 02/01/2008		4,555	4,811
Nalco Co.
7.750% due 11/15/2011		22,225	24,114
8.875% due 11/15/2013		10,550	11,631
National Nephrology Associates, Inc.
9.000% due 11/01/2011		2,000	2,325
Newpark Resources, Inc.
8.625% due 12/15/2007		9,260	9,422
Norampac, Inc.
6.750% due 06/01/2013		9,395	9,935
North Atlantic Trading Co.
9.250% due 03/01/2012		1,250	1,063
Northwest Airlines, Inc.
6.841% due 10/01/2012		3,100	3,122
6.810% due 02/01/2020		12,070	11,300
Officemax, Inc.
7.000% due 11/01/2013		2,410	2,780
Owens-Brockway
6.750% due 12/01/2014		900	914
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		13,360	14,579
8.750% due 11/15/2012		34,435	38,998
8.250% due 05/15/2013		21,160	23,382
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		11,193	12,984
PanAmSat Corp.
6.375% due 01/15/2008		1,015	1,053
Peabody Energy Corp.
6.875% due 03/15/2013		42,380	46,088
Plains Exploration & Production Co.
7.125% due 06/15/2014		13,225	14,481
Premcor Refining Group, Inc.
6.750% due 02/01/2011		3,340	3,616
6.750% due 05/01/2014		4,175	4,457
Primedia, Inc.
7.625% due 04/01/2008		3,501	3,562
7.665% due 05/15/2010 (a)		3,380	3,600
8.875% due 05/15/2011		6,635	7,050
8.000% due 05/15/2013		10,385	10,735
Quebecor Media, Inc.
11.125% due 07/15/2011		34,679	39,794
Qwest Corp.
5.211% due 02/15/2009 (a)		12,000	12,210
7.250% due 02/15/2011		43,065	44,357
9.125% due 03/15/2012		42,000	48,720
7.500% due 02/15/2014		28,595	29,024
8.875% due 06/01/2031		11,720	12,306
Raychem Corp.
8.200% due 10/15/2008		5,075	5,763
Rayovac Corp.
8.500% due 10/01/2013		7,500	8,363
Reddy Ice Group, Inc.
8.875% due 08/01/2011		5,800	6,293
Rockwood Specialties Group, Inc.
4.210% due 06/15/2012		5,500	5,543
7.500% due 11/15/2014		2,800	2,919
Rogers Cable, Inc.
6.750% due 03/15/2015		3,900	4,007
Roundy’s, Inc.
8.875% due 06/15/2012		37,708	41,385
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		1,600	1,816
8.750% due 02/02/2011		5,225	6,198
6.875% due 12/01/2013		6,050	6,564
Safety Kleen Services
9.250% due 06/01/2008 (b)		22,459	84
Seneca Gaming Corp.
7.250% due 05/01/2012		900	952
SESI LLC
8.875% due 05/15/2011		17,979	19,777
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		16,125	17,637
8.000% due 03/15/2012		11,350	12,116
Six Flags, Inc.
9.500% due 02/01/2009		5,600	5,852
8.875% due 02/01/2010		1	1
9.750% due 04/15/2013		13,505	13,775
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		19,444	21,388
8.375% due 07/01/2012		15,090	16,524
Sonat, Inc.
6.750% due 10/01/2007		4,915	5,191
7.625% due 07/15/2011		24,087	25,050
SPX Corp.
9.400% due 06/14/2005 (k)		20,000	20,531
6.250% due 06/15/2011		16,440	17,426
7.500% due 01/01/2013		8,985	9,794
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		23,100	24,746
7.875% due 05/01/2012		9,207	10,565
Station Casinos, Inc.
6.000% due 04/01/2012		18,985	19,436
6.500% due 02/01/2014		6,165	6,365
Stone Container Finance
7.375% due 07/15/2014		2,875	3,076
Superior Essex Communications
9.000% due 04/15/2012		5,245	5,429
Tenet Healthcare Corp.
6.375% due 12/01/2011		6,960	6,490
6.500% due 06/01/2012		23,275	21,646
7.375% due 02/01/2013		36,155	35,251
9.875% due 07/01/2014		14,740	16,140
Tenneco Automotive, Inc.
10.250% due 07/15/2013		31,800	37,683
8.625% due 11/15/2014		9,800	10,241
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (i)(k)		10,000	10,394
Toys “R” Us, Inc.
7.625% due 08/01/2011		18,625	18,625
7.875% due 04/15/2013		10,325	10,299
TransMontaigne, Inc.
9.125% due 06/01/2010		2,000	2,180
Triad Hospitals, Inc.
7.000% due 05/15/2012		4,850	5,129
7.000% due 11/15/2013		19,113	19,639
Trinity Industries, Inc.
6.500% due 03/15/2014		12,515	12,578
TRW Automotive, Inc.
9.375% due 02/15/2013		4,565	5,318
Tyco International Group S.A.
6.379% due 07/26/2006 (k)		12,500	13,253
United Airlines, Inc.
6.201% due 09/01/2008 (b)		2,296	2,094
7.730% due 07/01/2010 (b)		26,678	23,728
7.186% due 04/01/2011 (b)		74	67
6.602% due 09/01/2013 (b)		6,950	6,539
7.783% due 01/01/2014 (b)		212	188
2.020% due 03/02/2049 (a)(b)		4,572	3,901
US Airways Group, Inc.
9.625% due 09/01/2024 (b)(k)		368	0
Valero Energy Corp.
7.800% due 06/14/2010		3,550	3,901
Vintage Petroleum, Inc.
7.875% due 05/15/2011		9,450	10,112
8.250% due 05/01/2012		21,850	24,199
Westlake Chemical Corp.
8.750% due 07/15/2011		4,250	4,824
Williams Cos., Inc.
7.375% due 11/15/2006		3,600	3,834
8.125% due 03/15/2012		920	1,067
7.625% due 07/15/2019		35,945	39,719
7.875% due 09/01/2021		55,329	61,968
7.750% due 06/15/2031		22,110	23,271
8.750% due 03/15/2032		5,050	5,826
Wynn Las Vegas LLC
6.625% due 12/01/2014		20,200	20,099
Young Broadcasting, Inc.
8.500% due 12/15/2008		9,795	10,530
10.000% due 03/01/2011		22,265	23,879

			3,757,654

Utilities 18.2%
AES Corp.
9.375% due 09/15/2010		10,000	11,675
8.875% due 02/15/2011		23,325	26,765
8.750% due 05/15/2013		71,365	81,445
American Cellular Corp.
10.000% due 08/01/2011		38,475	33,185
AT&T Corp.
9.050% due 11/15/2011		62,212	71,933
9.750% due 11/15/2031		16,600	19,899
Cincinnati Bell, Inc.
7.250% due 07/15/2013		31,120	32,131
8.375% due 01/15/2014		19,730	20,075
Citizens Communications Co.
6.250% due 01/15/2013		12,500	12,656
CMS Energy Corp.
7.000% due 01/15/2005		40,164	40,164
9.875% due 10/15/2007		2,000	2,245
8.900% due 07/15/2008		12,660	14,037
7.500% due 01/15/2009		42,805	45,801
7.750% due 08/01/2010		11,925	13,103
8.500% due 04/15/2011		2,000	2,283
Dobson Cellular Systems
6.870% due 11/01/2011		1,750	1,820
El Paso Natural Gas Co.
7.625% due 08/01/2010		2,420	2,662
8.625% due 01/15/2022		7,000	8,199
Gaz Capital S.A.
8.625% due 04/28/2034		2,850	3,349
Homer City Funding LLC
8.734% due 10/01/2026		9,589	11,220
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		13,680	15,458
8.625% due 11/14/2011		9,043	10,173
Midwest Generation LLC
8.560% due 01/02/2016		95,755	107,724
8.750% due 05/01/2034		28,490	32,479
MSW Energy Holdings LLC
7.375% due 09/01/2010		9,500	10,023
8.500% due 09/01/2010		600	660
Nevada Power Co.
5.875% due 01/15/2015		3,530	3,574
New Skies Satellites NV
3.000% due 11/01/2011		4,000	4,140
9.125% due 11/01/2012		1,550	1,589
Nextel Communications, Inc.
9.500% due 02/01/2011		2,669	2,990
6.875% due 10/31/2013		59,635	65,002
5.950% due 03/15/2014		9,425	9,802
7.375% due 08/01/2015		35,075	38,758
Northwestern Bell Telephone
6.250% due 01/01/2007		8,425	8,783
Northwestern Corp.
7.300% due 12/01/2006		8,000	8,475
NRG Energy, Inc.
8.000% due 12/15/2013		50,040	54,794
PSEG Energy Holdings LLC
7.750% due 04/16/2007		9,620	10,221
8.625% due 02/15/2008		7,325	8,076
10.000% due 10/01/2009		13,800	16,388
8.500% due 06/15/2011		50,610	58,012
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		6,635	6,735
7.250% due 02/15/2011		77,975	76,805
Qwest Services Corp.
14.000% due 12/15/2010		6,500	7,849
Reliant Energy, Inc.
9.250% due 07/15/2010		30,485	34,143
9.500% due 07/15/2013		14,450	16,491
6.750% due 12/15/2014		26,700	26,667
Rocky River Realty
8.810% due 04/14/2007 (i)(k)		1,293	1,389
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		3,600	3,834
8.000% due 12/15/2012		12,800	13,600
6.375% due 03/01/2014		7,475	7,438
6.375% due 03/01/2014		1,000	995
7.500% due 03/15/2015		6,800	7,208
Rural Cellular Corp.
6.380% due 03/15/2010 (a)		3,000	3,120
8.250% due 03/15/2012		12,955	13,765
South Point Energy
8.400% due 05/30/2012		41,685	39,809
South Point Energy Center LLC
9.825% due 05/30/2019		2,700	2,275
TECO Energy, Inc.
10.500% due 12/01/2007		8,500	9,839
7.500% due 06/15/2010		33,700	37,407
Texas Genco LLC
6.875% due 12/15/2014		11,920	12,382
Time Warner Telecom, Inc.
9.750% due 07/15/2008		22,735	23,133
10.125% due 02/01/2011		18,250	18,022
9.250% due 02/15/2014		1,500	1,538
Triton PCS, Inc.
8.500% due 06/01/2013		14,559	14,122
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (i)(k)		374	395
10.732% due 01/01/2013 (i)(k)		7,759	8,439
10.732% due 01/01/2013 (k)		247	269

			1,309,437

Total Corporate Bonds & Notes (Cost $5,185,796)			5,530,869

MUNICIPAL BONDS & NOTES 0.0%
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	1,936

Total Municipal Bonds & Notes (Cost $1,919)			1,936

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		48	50

Total U.S. Government Agencies (Cost $50)			50

MORTGAGE-BACKED SECURITIES 0.4%
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)(k)		25,547	25,564
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		4,517	4,158

Total Mortgage-Backed Securities (Cost $27,253)			29,722

ASSET-BACKED SECURITIES 4.9%
Alderwoods Group, Inc.
4.810% due 08/07/2008 (a)		225	227
4.480% due 09/17/2008 (a)		516	521
4.690% due 09/17/2008 (a)		182	184
Allegheny Energy, Inc.
4.870% due 03/08/2011 (a)		2,871	2,924
5.010% due 03/08/2011 (a)		1,725	1,756
5.060% due 03/08/2011 (a)		860	876
5.060% due 03/08/2011 (a)		4,044	4,118
5.640% due 06/08/2011 (a)		3,529	3,593
6.190% due 06/08/2011 (a)		401	408
6.220% due 06/08/2011 (a)		70	71
Ardent Health Services, Inc.
6.000% due 08/15/2011 (a)		2,500	2,513
Boise Cascade Corp.
4.250% due 10/29/2011 (a)		7,436	7,462
4.250% due 10/29/2011 (a)		8,064	8,172
Borden Chemical, Inc.
5.000% due 03/30/2005 (a)(k)		22,300	22,202
Brenntag AG
4.000% due 02/27/2012 (a)		2,350	2,343
4.000% due 02/27/2013 (a)		2,350	2,355
Centennial Communications
4.338% due 01/20/2011 (a)		167	169
4.531% due 01/20/2011 (a)		147	149
4.920% due 01/20/2011 (a)		1,504	1,525
4.920% due 01/20/2011 (a)		2,172	2,203
Charter Communications Holdings LLC
4.170% due 04/26/2010		3,000	2,986
4.920% due 04/26/2011 (a)		5,858	5,871
DaVita, Inc.
3.680% due 06/23/2009 (a)		327	328
3.740% due 06/23/2009 (a)		197	198
3.870% due 06/23/2009 (a)		331	332
3.975% due 06/23/2009 (a)		331	332
3.980% due 06/23/2009 (a)		117	117
4.339% due 06/23/2009 (a)		197	198
Dynegy Holdings, Inc.
5.840% due 05/10/2010 (a)		5,486	5,575
El Paso Corp.
5.000% due 11/22/2009 (a)		23,750	23,989
5.000% due 11/22/2009 (a)		14,250	14,370
Federal-Mogul Corp.
5.000% due 12/08/2011 (a)		392	395
5.000% due 12/08/2011 (a)		3,608	3,628
General Growth Properties
4.530% due 11/12/2007 (a)		3,000	3,003
4.530% due 11/12/2008 (a)		8,000	8,032
Graham Packaging Co., Inc.
4.563% due 09/15/2011 (a)		1,486	1,508
4.625% due 09/11/2015 (a)		12,749	12,938
Headwaters, Inc.
5.330% due 04/30/2011 (a)		17,264	17,509
9.250% due 04/30/2011 (a)		333	338
7.580% due 09/01/2012 (a)		667	689
Inmarsat Ventures PLC
5.329% due 10/10/2010 (a)		574	577
5.389% due 10/10/2010 (a)		6,176	6,211
5.329% due 10/10/2011 (a)		6,176	6,230
5.329% due 10/10/2011 (a)		574	579
Invensys PLC
5.234% due 09/30/2009 (a)		2,284	2,321
5.477% due 09/30/2009 (a)		188	191
6.757% due 12/30/2009 (a)		8,000	8,240
ISP Holdings, Inc.
3.188% due 06/04/2011 (a)		1,571	1,590
3.750% due 06/04/2011 (a)		1,168	1,183
3.813% due 06/04/2011 (a)		1,168	1,183
Nalco Co.
4.080% due 11/01/2010 (a)		2,207	2,241
4.430% due 11/01/2010 (a)		1,502	1,525
4.430% due 11/01/2010 (a)		1,702	1,728
Novelis, Inc.
4.000% due 01/06/2013 (a)		17,000	16,915
NRG Energy, Inc.
4.000% due 12/08/2007 (a)		2,500	2,475
5.930% due 05/08/2010 (a)		8,458	8,656
1.870% due 12/23/2010 (a)		4,792	4,904
5.000% due 12/24/2011 (a)		2,188	2,198
5.000% due 12/24/2011 (a)		2,813	2,825
ON Semiconductor Corp.
4.000% due 12/03/2011 (a)		5,000	5,023
PanAmSat Corp.
4.410% due 08/20/2009 (a)		1,252	1,259
4.410% due 08/20/2009 (a)		5,248	5,276
Qwest Corp.
6.500% due 06/30/2007 (a)		31,200	32,578
6.950% due 06/05/2010 (a)		8,500	8,726
Reliant Energy, Inc.
4.795% due 12/22/2010 (a)		18,000	18,249
RH Donnelley Finance Corp.
4.050% due 06/30/2011 (a)		628	635
4.060% due 06/30/2011 (a)		546	552
4.130% due 06/30/2011 (a)		136	138
4.130% due 06/30/2011 (a)		546	552
4.160% due 06/30/2011 (a)		136	138
4.180% due 06/30/2011 (a)		409	414
4.180% due 06/30/2011 (a)		136	138
4.210% due 06/30/2011 (a)		136	138
4.230% due 06/30/2011 (a)		859	869
4.270% due 06/30/2011 (a)		136	138
4.310% due 06/30/2011 (a)		409	414
5.050% due 06/30/2011 (a)		409	414
Smurfit-Stone Container Corp.
1.916% due 11/01/2009 (a)		611	621
4.063% due 11/01/2010 (a)		1,503	1,527
4.063% due 11/01/2010 (a)		4,885	4,963
Warner Chilcott Corp.
1.000% due 01/18/2014 (a)		20,750	20,750
Western Wireless Corp.
3.990% due 05/28/2010 (a)		912	927
4.120% due 05/28/2010		456	459
4.210% due 05/28/2010 (a)		632	637
4.600% due 05/30/2011 (a)		2,503	2,546
4.670% due 05/30/2011 (a)		1,251	1,273
4.840% due 05/30/2011 (a)		5,005	5,092
4.840% due 05/30/2011 (a)		908	924
4.840% due 06/30/2011 (a)		1,251	1,273
5.080% due 06/30/2011 (a)		1,251	1,273

Total Asset-Backed Securities (Cost $351,532)			355,795

SOVEREIGN ISSUES 7.4%
Republic of Brazil
2.063% due 04/15/2006 (a)		2,669	2,675
2.063% due 04/15/2006 (a)		4,513	4,524
11.500% due 03/12/2008		12,500	14,731
2.125% due 04/15/2009 (a)		2,118	2,102
7.720% due 06/29/2009 (a)		4,225	4,980
10.000% due 08/07/2011		7,635	8,887
11.000% due 01/11/2012		17,200	20,967
2.125% due 04/15/2012 (a)		30,861	29,584
10.250% due 06/17/2013		800	946
8.000% due 04/15/2014		122,605	126,257
12.250% due 03/06/2030		20,200	26,765
8.250% due 01/20/2034		1,000	976
Republic of Guatemala
9.250% due 08/01/2013		5,680	6,509
Republic of Panama
9.625% due 02/08/2011		9,050	10,724
9.375% due 07/23/2012		6,610	7,866
10.750% due 05/15/2020		9,125	11,908
8.875% due 09/30/2027		11,425	12,625
9.375% due 04/01/2029		12,575	14,838
Republic of Peru
9.125% due 02/21/2012		48,065	56,236
9.875% due 02/06/2015		16,100	19,803
4.500% due 03/07/2017 (a)		1,200	1,132
5.000% due 03/07/2017 (a)		8,580	8,267
Republic of Ukraine
11.000% due 03/15/2007 (a)		4,550	4,892
6.875% due 03/04/2011		10,000	10,250
7.650% due 06/11/2013		8,300	8,896
Russian Federation
10.000% due 06/26/2007		2,000	2,265
8.250% due 03/31/2010		12,500	13,897
5.000% due 03/31/2030		92,898	96,187

Total Sovereign Issues (Cost $482,574)			529,689

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 4.9%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	3,800	6,004
BASF AG
5.000% due 12/22/2012 (a)(k)		750	1,016
5.000% due 12/22/2013 (a)(k)		750	1,016
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		3,700	5,872
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014		450	688
8.750% due 05/15/2014		5,000	7,612
8.750% due 05/15/2014		900	1,376
Crown European Holdings S.A.
10.250% due 03/01/2011		9,000	14,313
Eircom Funding
8.250% due 08/15/2013		9,565	14,886
El Paso Corp.
5.750% due 03/14/2006		5,000	6,983
7.125% due 05/06/2009		28,920	41,472
Fimep S.A.
11.000% due 02/15/2013		1,350	2,271
Flender Holding GmbH
11.000% due 08/01/2010		400	658
Fresenius Medical Care
7.375% due 06/15/2011		6,000	9,420
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,944
JSG Funding PLC
10.125% due 10/01/2012		22,275	34,819
Kappa Beheer BV
10.625% due 07/15/2009		250	361
10.625% due 07/15/2009		845	1,220
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	15,600	10,296
Kronos International, Inc.
8.875% due 06/30/2009	EC	1,500	2,217
8.875% due 06/30/2009		18,615	27,516
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,000	2,814
8.000% due 04/30/2014		38,525	54,198
LinPac Group Ltd. Co.
4.866% due 04/16/2012 (a)(k)		1,394	1,896
5.366% due 04/16/2013 (a)(k)		1,394	1,902
Republic of Germany
3.500% due 10/09/2009		5,400	7,496
Telenet Communications NV
9.000% due 12/15/2013		7,200	10,961
9.000% due 12/15/2013		6,800	10,352
TRW Automotive, Inc.
10.125% due 02/15/2013		19,430	31,468
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		21,175	32,596
World Direct Promedia
5.000% due 12/23/2012 (a)(k)		2,250	3,054
5.000% due 12/23/2013 (a)(k)		2,250	3,054

Total Foreign Currency-Denominated Issues (Cost $268,104)			355,751

		Shares
COMMON STOCKS 0.1%
Communications 0.1%
Dobson Communications Corp.		1,381,277	2,376

Technology 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (c)		102,821	950

Total Common Stocks (Cost $9,103)			3,326

CONVERTIBLE PREFERRED STOCK 0.0%
Dobson Communications Corp.
6.000% due 08/19/2016		21,975	1,431
PMI Group, Inc.
5.875% due 11/15/2006		20,000	529

Total Convertible Preferred Stock (Cost $4,170)			1,960

PREFERRED SECURITY 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	28,066

Total Preferred Security (Cost $26,540)			28,066

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		163,000	9,281

Total Preferred Stock (Cost $8,150)			9,281

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 1.1%
Industrials 0.6%
Dimon, Inc.
6.250% due 03/31/2007 (k)		$39,277	38,518
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,444
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	964

			44,926

Utilities 0.5%
AES Corp.
4.500% due 08/15/2005		7,500	7,575
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)		4,625	4,758
Nextel Communications, Inc.
5.250% due 01/15/2010		3,575	3,678
Rogers Communications, Inc.
2.000% due 11/26/2005		20,280	20,026

			36,037

Total Convertible Bonds & Notes (Cost $77,215)			80,963

SHORT-TERM INSTRUMENTS 3.6%
Commercial Paper 3.1%
Fannie Mae
2.203% due 02/23/2005		56,600	56,417
2.390% due 03/16/2005		21,700	21,590
Federal Home Loan Bank
2.100% due 01/03/2005		50,200	50,200
1.934% due 01/14/2005		62,100	62,057
Freddie Mac
2.231% due 03/08/2005		31,300	31,160

			221,424

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005		13,414	13,414
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $13,685. Repurchase proceeds are $13,416.)

U.S. Treasury Bills 0.3%
2.182% due 03/03/2005-03/17/2005 (c)(e)(f)		25,360	25,234

Total Short-Term Instruments (Cost $260,105)			260,072

Total Investments (Cost $6,702,511)		99.5%	$7,187,480
Written Options (h) (Premiums $11,736)		(0.2%)	(11,174)

Other Assets and Liabilities (Net)		0.7%	50,419

Net Assets		100.0%	$7,226,725

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) The Warrants entitle the Fund to purchase 1 share of Reliant Resource, Inc. for every warrant held at U.S. Dollar Strike at $5.09 until August 25, 2008.

(e) Securities with an aggregate market value of $13,195 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $11,064 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)

Eurodollar June Long Futures	06/2005	1,532	$(2,717)
Eurodollar September Long Futures	09/2005	5,866	(7,468)
Euribor Purchased Put Options Strike @ 89.000	03/2005	1,915	(26)
U.S. Treasury 10-Year Note Long Futures	03/2005	3,367	(1,442)

			$(11,653)

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$74,100	$329
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	45,400	215
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	49,900	370
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	118,000	672

						$1,586

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Bank of America	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$93
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	66
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	(87)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(28)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(28)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	129
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	128
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/15/2011	Sell	0.700%	09/20/2005	10,000	53
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	11
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(9)
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	104
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	89
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	49
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	39
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	134
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	32
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	12
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	10
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	13
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	3,000	91
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	37
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	33
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	1.850%	03/20/2005	10,000	34
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	10
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	41
Goldman Sachs & Co.	FirstEnergy Corp. 5.500% due 11/15/2006	Sell	0.350%	12/20/2006	7,500	(27)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	2,187
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	71
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.040%	01/07/2005	18,500	97
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	5,000	32
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	11
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	192
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	155
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.200%	06/20/2009	5,000	119
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	352
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	91
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	4,500	15
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	(11)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	(128)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(53)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	116
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	46
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	283
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	1,881
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	44

						$6,529

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	2,057	$924	$482
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	2,057	892	354

				$1,816	$836

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value

Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$117,800	$2,780	$4,864
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	206,100	3,566	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%**	01/07/2005	4,400	91	315
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	72,100	3,483	5,159

						$9,920	$10,338

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Restricted securities as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,136	$21,315	0.29%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	22,986	25,564	0.35
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,998	15,271	0.21
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	8,043	8,324	0.12
Ferrellgas Partners LP	6.990%	08/01/2005	04/30/2002	6,961	7,115	0.10
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,117	11,674	0.16
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,015	21,562	0.30
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,957	5,174	0.07
Rocky River Realty	8.810%	04/14/2007	11/22/2000	1,284	1,389	0.02
Tesoro Petroleum	7.470%	07/17/2012	04/10/2003	9,950	10,394	0.14
Wilmington Trust Co.-Tucson Electric	10.730%	01/01/2013	01/07/1993 - 05/16/2003	7,615	8,439	0.12
Wilmington Trust Co.-Tucson Electric	10.210%	01/01/2009	06/29/1993	369	395	0.01

				$129,431	$136,616	1.89%

(j) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	7,014	01/2005	$121	$0	$121
Sell		272,326	01/2005	0	(4,885)	(4,885)
Buy	JY	6,777,400	01/2005	2,864	0	2,864

				$2,985	$(4,885)	$(1,900)

(k) The aggregate value of fair valued securities is $233,792, which is 3.24% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

International StocksPLUS TR Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.8%
Banking & Finance 0.9%
Banque Centrale De Tunisie
7.375% due 04/25/2012	$39	$45
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	1,000	1,004
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	900	904

		1,953

Industrials 1.1%
Cox Communications, Inc.
3.040% due 12/14/2007 (a)	500	501
DaimlerChrysler North America Holding Corp.
2.940% due 09/10/2007 (a)	900	904
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	417
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	410

		2,232

Utilities 0.8%
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	69	69
SBC Communications, Inc.
4.125% due 09/15/2009	500	499
4.250% due 06/05/2021	1,000	1,006
TXU Energy Co. LLC
2.838% due 01/17/2006 (a)	225	226

		1,800

Total Corporate Bonds & Notes (Cost $5,981)		5,985

MUNICIPAL BONDS & NOTES 1.7%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,051
5.000% due 03/15/2034	1,020	1,047
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	300	335
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,020	1,040

Total Municipal Bonds & Notes (Cost $3,599)		3,649

U.S. GOVERNMENT AGENCIES 33.7%
Fannie Mae
2.300% due 03/25/2034(a)	179	178
2.430% due 08/25/2030(a)	568	568
2.482% due 07/15/2025(a)	1,879	1,880
2.530% due 05/25/2034(a)	620	618
3.375% due 11/25/2023(a)	350	354
3.500% due 05/25/2009 - 04/25/2017 (c)	1,117	1,118
3.688% due 04/25/2024(a)	450	464
4.529% due 09/01/2031(a)	9	9
5.000% due 04/25/2014 - 01/13/2035 (c)	20,840	20,967
5.500% due 11/01/2033 - 01/13/2035 (c)	28,483	28,921
7.000% due 07/01/2032 (a)	314	318
Freddie Mac
2.602% due 10/15/2020(a)	2,076	2,078
2.750% due 02/15/2012	2,100	2,092
2.802% due 05/15/2029(a)	173	173
5.000% due 01/13/2035	500	497
5.500% due 11/15/2018 - 01/13/2035 (c)	7,202	7,315
7.500% due 10/25/2043	77	82
Government National Mortgage Association
2.807% due 03/16/2032(a)	98	99
4.625% due 11/20/2024(a)	241	246
6.000% due 09/16/2028	4,183	4,216

Total U.S. Government Agencies (Cost $72,282)		72,193

U.S. TREASURY OBLIGATIONS 13.9%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	59	64
3.875% due 01/15/2009	3,957	4,436
4.250% due 01/15/2010	454	527
0.875% due 04/15/2010	7,456	7,385
3.500% due 01/15/2011	219	249
1.875% due 07/15/2013	3,741	3,850
2.000% due 07/15/2014	709	732
U.S. Treasury Bond
8.125% due 08/15/2019	300	410
U.S. Treasury Notes
1.625% due 04/30/2005	500	499
1.250% due 05/31/2005	400	398
3.375% due 10/15/2009	6,300	6,240
3.500% due 12/15/2009	3,900	3,882
5.000% due 08/15/2011	1,000	1,065

Total U.S. Treasury Obligations (Cost $29,698)		29,737

MORTGAGE-BACKED SECURITIES 3.9%
Banc of America Large Loan
2.602% due 11/15/2015(a)	1,100	1,102
Bank of America Mortgage Securities
2.867% due 01/25/2034(a)	473	474
Bear Stearns Commercial Mortgage Securities, Inc.
2.617% due 05/14/2016 (a)	700	701
Countrywide Home Loans, Inc.
2.202% due 04/25/2034 (a)	72	71
2.697% due 08/25/2034 (a)	525	524
Countrywide Mortgage-Backed Securities, Inc.
1.010% due 01/31/2035 (a)(j)	1,000	1,000
First Republic Mortgage Loan Trust
2.752% due 11/15/2031 (a)	423	425
GSRPM Mortgage Loan Trust
3.117% due 01/25/2032 (a)	87	88
Residential Accredit Loans, Inc.
2.817% due 03/25/2033 (a)	436	437
Residential Asset Securitization Trust
2.581% due 05/25/2033 (a)	749	750
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	1,474	1,474
1.010% due 01/25/2035 (a)	1,000	1,000
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)	268	268

Total Mortgage-Backed Securities (Cost $8,310)		8,314

ASSET-BACKED SECURITIES 15.4%
ACE Securities Corp.
2.537% due 02/25/2034 (a)	28	28
Ameriquest Mortgage Securities, Inc.
2.707% due 06/25/2031 (a)	64	65
2.827% due 02/25/2033 (a)	106	106
2.497% due 05/25/2034 (a)	36	36
2.547% due 08/25/2034 (a)	356	357
Amortizing Residential Collateral Trust
2.707% due 07/25/2032 (a)	10	10
Asset-Backed Funding Certificates
2.547% due 07/25/2034 (a)	682	682
Bank One Issuance Trust
2.452% due 10/15/2008 (a)	1,000	1,001
Carrington Mortgage Loan Trust
2.567% due 08/25/2034 (a)	678	678
Chase Credit Card Master Trust
2.452% due 07/16/2007 (a)	1,000	1,001
Citifinancial Mortgage Securities, Inc.
2.727% due 05/25/2033 (a)	558	559
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)	731	732
2.150% due 09/25/2021 (a)	1,066	1,066
2.607% due 10/25/2021 (a)	854	854
2.490% due 09/25/2022 (a)	400	400
2.291% due 08/25/2023 (a)	385	386
2.557% due 10/25/2023 (a)	1,000	1,000
2.092% due 01/25/2035 (a)	879	879
Finance America Mortgage Loan Trust
2.063% due 08/25/2034 (a)	270	270
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)	126	126
2.507% due 03/25/2034(a)	752	752
2.547% due 10/25/2034(a)	734	734
2.587% due 11/25/2034(a)	962	962
Fremont Home Loan Trust
2.517% due 05/24/2034(a)	208	208
GSAMP Trust
2.707% due 03/25/2034(a)	550	550
2.597% due 10/01/2034(a)	958	958
HFC Home Equity Loan Asset-Backed Certificates
2.760% due 10/20/2032(a)	238	238
Home Equity Mortgage Trust
2.567% due 12/25/2034(a)	678	679
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024(a)	638	638
2.737% due 06/25/2033(a)	448	448
Merrill Lynch Mortgage Investors, Inc.
2.757% due 02/25/2034(a)	265	265
2.537% due 01/25/2035(a)	358	358
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034(a)	462	463
2.547% due 03/25/2034(a)	615	615
2.547% due 04/25/2034(a)	915	916
Nelnet Student Loan Trust
2.017% due 04/25/2011(a)	1,000	1,000
New Century Home Equity Loan Trust
2.587% due 11/25/2033(a)	239	239
Nissan Auto Lease Trust
1.690% due 12/15/2005	50	50
Option One Mortgage Loan Trust
2.527% due 05/25/2034(a)	417	417
Park Place Securities, Inc.
2.577% due 02/25/2035(a)	986	986
Quest Trust
2.741% due 06/25/2034(a)	498	498
Renaissance Home Equity Loan Trust
2.617% due 07/25/2034(a)	577	578
Residential Asset Mortgage Products, Inc.
2.567% due 06/25/2024(a)	355	355
2.557% due 04/25/2026(a)	720	721
Residential Asset Securities Corp.
2.547% due 04/25/2013(a)	551	552
2.537% due 06/25/2025(a)	481	481
2.647% due 09/25/2031(a)	30	30
Saxon Asset Securities Trust
2.332% due 12/25/2032(a)	152	152
Sears Credit Account Master Trust
2.532% due 08/18/2009(a)	1,000	1,001
2.782% due 11/17/2009(a)	1,000	1,001
SLM Student Loan Trust
2.040% due 07/27/2009(a)	3,200	3,202
Soundview Home Equity Loan Trust
2.577% due 07/25/2034(a)	91	91
Structured Asset Securities Corp.
2.917% due 05/25/2032(a)	166	166
Terwin Mortgage Trust
2.547% due 09/25/2034(a)(j)	637	637
Truman Capital Mortgage Loan Trust
2.757% due 01/25/2034(a)	69	69
Wells Fargo Home Equity Trust
2.577% due 09/25/2034(a)	886	887
2.587% due 09/25/2034(a)	835	836

Total Asset-Backed Securities (Cost $32,956)		32,969

SOVEREIGN ISSUES 3.6%
Hong Kong Government International Bond
5.125% due 08/01/2014	500	516
Republic of Brazil
3.125% due 04/15/2009(a)	212	210
7.720% due 06/29/2009(a)	440	519
14.500% due 10/15/2009	80	107
8.000% due 04/15/2014	947	975
Republic of Panama
9.625% due 02/08/2011	429	508
Republic of Peru
9.125% due 02/21/2012	437	511
9.875% due 02/06/2015	360	443
Russian Federation
8.750% due 07/24/2005	1,300	1,338
8.250% due 03/31/2010	240	267
5.000% due 03/31/2030	1,530	1,584
United Mexican States
10.375% due 02/17/2009	562	688

Total Sovereign Issues (Cost $7,508)		7,666

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 92.500 Exp. 06/13/2005	44	0
Eurodollar March Futures (CME)
Strike @ 93.250 Exp. 03/14/2005	26	0

Total Purchased Put Options (Cost $1)		0

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049(a)	17,481	995

Total Preferred Stock (Cost $874)		995

EXCHANGE-TRADED FUNDS 1.4%
Index Funds 1.4%
iShares MSCI EAFE Trust	18,412	2,951

Total Exchange-Traded Funds (Cost $2,925)		2,951

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 48.6%
Certificates of Deposit 1.3%
Citibank, N.A.
2.030% due 01/24/2005	$2,800	2,800

Commercial Paper 44.5%
ABN AMRO North America
1.925% due 01/24/2005	1,400	1,398
1.945% due 01/31/2005	4,200	4,194
Bank of Ireland
2.505% due 04/21/2005	600	595
Barclays U.S. Funding Corp.
2.425% due 03/15/2005	2,100	2,090
Danske Corp.
2.390% due 03/15/2005	500	498
2.440% due 03/23/2005	500	497
2.375% due 04/01/2005	5,200	5,168
Dexia Delaware LLC
2.410% due 03/14/2005	3,600	3,582
Fannie Mae
1.958% due 01/07/2005	900	900
2.064% due 01/07/2005	200	200
1.975% due 01/12/2005	100	100
1.990% due 01/19/2005	400	400
1.965% due 01/20/2005	5,000	4,995
1.980% due 01/24/2005	4,100	4,095
1.996% due 01/26/2005	2,800	2,796
2.197% due 02/16/2005	1,600	1,596
2.210% due 02/16/2005	600	598
2.197% due 03/02/2005	700	697
Federal Home Loan Bank
1.930% due 01/14/2005	2,200	2,199
2.277% due 03/02/2005	2,000	1,993
2.313% due 03/04/2005	2,100	2,091
2.340% due 03/11/2005	4,100	4,081
Ford Motor Credit Co.
2.470% due 04/04/2005	500	497
Fortis Funding LLC
2.000% due 01/21/2005	5,700	5,694
Freddie Mac
1.926% due 01/11/2005	2,800	2,799
1.940% due 01/11/2005	200	200
1.960% due 01/11/2005	3,600	3,598
1.985% due 01/25/2005	600	599
2.200% due 01/28/2005	4,000	3,994
2.161% due 02/15/2005	400	399
2.255% due 02/22/2005	5,300	5,283
2.100% due 03/01/2005	2,600	2,591
2.183% due 03/08/2005	800	796
General Electric Capital Corp.
2.040% due 02/04/2005	2,100	2,096
2.230% due 02/23/2005	400	399
2.320% due 02/24/2005	600	598
General Motors Acceptance Corp.
2.495% due 04/05/2005	900	894
HBOS Treasury Services PLC
2.000% due 02/01/2005	300	300
2.130% due 02/02/2005	4,800	4,791
2.410% due 03/14/2005	900	896
ING U.S. Funding LLC
2.400% due 03/14/2005	5,600	5,573
Nordea North America, Inc.
2.450% due 04/04/2005	300	298
Shell Finance (UK) PLC
2.100% due 01/07/2005	1,600	1,600
Spintab AB
2.080% due 01/07/2005	1,100	1,100
UBS Finance, Inc.
2.030% due 02/22/2005	2,000	1,994
2.370% due 03/10/2005	3,500	3,484

		95,236

Repurchase Agreement 1.5%
State Street Bank
1.900% due 01/03/2005	3,139	3,139
(Dated 12/31/2004. Collateralized by Fannie Mae 2.250% due 05/15/2009 valued at $3,204. Repurchase proceeds are $3,139.)

U.S. Treasury Bills 1.3%
2.184% due 03/17/2005-05/05/2005 (c)(d)(e)	2,795	2,779

Total Short-Term Instruments (Cost $103,965)		103,954

Total Investments (Cost $268,099)	125.4%	$268,413
Written Options (g) (Premiums $96)	(0.0%)	(41)

Other Assets and Liabilities (Net)	(25.4%)	(54,364)

Net Assets	100.0%	$214,008

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent arange of maturities.

(d) Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $1,688 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	13	$(12)
Eurodollar June Long Futures	06/2005	76	(7)
Eurodollar September Long Futures	09/2005	60	(16)
Eurodollar December Long Futures	12/2006	11	29
Euro-Bund 10-Year Note Long Futures	03/2005	58	(14)
Government of Japan 10-Year Note Long Futures	03/2005	2	7
U.S. Treasury 10-Year Note Long Futures	03/2005	725	102
U.S. Treasury 30-Year Bond Long Futures	03/2005	77	110
U.S. Treasury 5-Year Note Long Futures	03/2005	30	(15)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	12/2005	27	18

			$202

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP 600	$(4)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015	EC 400	23
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	700	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 130,000	(46)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	130,000	(56)
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK 35,700	203
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010	$2,200	1
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,700	32
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010	12,400	6
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015	7,200	(26)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	2,200	(2)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	1,100	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,000	45
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	1,700	9
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	4,000	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	5,700	28
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025	5,300	22
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	4,500	2
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	7,700	1

						$289

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	3

						$6

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/15/2005	$1,091	$5,047
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/15/2005	199	921

					$5,968

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	100	$50	$24
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	100	46	17

				$96	$41

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$400	$394
U.S. Treasury Note	3.875	02/15/2013	600	592	595
U.S. Treasury Note	4.250	11/15/2013	5,800	5,838	5,811

				$6,830	$6,800

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	12,942	02/2005	$0	$(390)	$(390)
Sell	BP	26,514	01/2005	0	(47)	(47)
Sell	DK	10,687	03/2005	0	(21)	(21)
Sell	EC	52,183	01/2005	0	(879)	(879)
Sell	H$	14,061	01/2005	0	(1)	(1)
Sell		11,721	02/2005	1	0	1
Buy	JY	929,250	01/2005	230	0	230
Sell		5,345,596	01/2005	0	(2,165)	(2,165)
Sell	N$	203	02/2005	0	(3)	(3)
Sell	NK	8,732	03/2005	0	(9)	(9)
Sell	S$	718	01/2005	0	(11)	(11)
Sell		2,033	02/2005	0	(9)	(9)
Sell	SF	16,112	03/2005	0	(29)	(29)
Sell	SK	36,383	03/2005	0	(116)	(116)

				$231	$(3,680)	$(3,449)

(j) The aggregate value of fair valued securities is $1,637, which is 0.76% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 85.7%
Banking & Finance 39.6%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$213
American International Group, Inc.
2.875% due 05/15/2008	300	291
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	54
Bank of America Corp.
3.875% due 01/15/2008	50	50
4.875% due 01/15/2013	200	204
5.375% due 06/15/2014	260	272
Bank One Corp.
9.875% due 03/01/2009	50	61
5.250% due 01/30/2013	100	103
BB&T Corp.
6.500% due 08/01/2011	30	34
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	81
5.700% due 11/15/2014	200	212
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	200	202
CIT Group, Inc.
7.750% due 04/02/2012	240	285
Citigroup Capital II
7.750% due 12/01/2036	500	544
Citigroup, Inc.
6.000% due 02/21/2012	190	208
5.625% due 08/27/2012	500	533
Conoco Funding Co.
6.350% due 10/15/2011	100	112
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	200	205
8.500% due 06/15/2010	130	155
8.125% due 05/29/2012	100	173
Fleet National Bank
5.750% due 01/15/2009	175	186
Ford Motor Credit Co.
7.500% due 03/15/2005	100	101
2.510% due 07/18/2005 (a)	400	400
6.500% due 01/25/2007	270	281
7.250% due 10/25/2011	100	107
7.000% due 10/01/2013	300	319
General Electric Capital Corp.
6.125% due 02/22/2011	300	329
5.450% due 01/15/2013	350	370
6.750% due 03/15/2032	400	470
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)	300	301
7.750% due 01/19/2010	50	54
7.250% due 03/02/2011	30	31
6.875% due 09/15/2011	50	51
7.000% due 02/01/2012	150	155
6.875% due 08/28/2012	490	501
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	112
5.700% due 09/01/2012	275	292
5.250% due 10/15/2013	300	307
HBOS Capital Funding LP
6.071% due 06/30/2049	300	322
Household Finance Corp.
4.125% due 12/15/2008	100	101
8.000% due 07/15/2010	25	29
7.000% due 05/15/2012	90	103
6.375% due 11/27/2012	35	39
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	400	387
HSBC Holdings PLC
5.375% due 12/20/2012 (a)	60	90
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	111
6.625% due 03/15/2012	350	392
5.750% due 01/02/2013	90	96
5.125% due 09/15/2014	100	101
KFW International Finance, Inc.
5.750% due 01/15/2008	30	32
Korea Development Bank
4.750% due 07/20/2009	300	306
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank N.A.
7.125% due 11/15/2012	145	165
Metlife, Inc.
5.250% due 12/01/2006	300	310
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	158
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	112
5.300% due 03/01/2013	500	516
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	400	463
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	300
Preferred Term Securities XII
3.110% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	272
Pulte Homes, Inc.
7.875% due 08/01/2011	200	232
Rabobank Capital Funding Trust III
5.254% due 12/31/2016	300	299
RBS Capital Trust I
5.512% due 09/29/2049	100	102
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	341
UFJ Finance Aruba AEC
6.750% due 07/15/2013	100	112
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	102
Verizon Global Funding Corp.
4.375% due 06/01/2013	200	195
Wachovia Bank N.A.
7.800% due 08/18/2010	30	35
Washington Mutual, Inc.
4.000% due 01/15/2009	200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	33

		14,658

Industrials 30.6%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	50	51
8.550% due 08/01/2010	100	109
Albertson’s, Inc.
7.500% due 02/15/2011	100	116
Altria Group, Inc.
7.000% due 07/15/2005	300	305
Amerada Hess Corp.
6.650% due 08/15/2011	100	110
American Airlines, Inc.
6.978% due 04/01/2011	120	120
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	28
6.875% due 05/01/2012	300	342
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	34
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	116
Caesars Entertainment, Inc.
7.000% due 04/15/2013	300	332
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	105
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	179
Centex Corp.
7.500% due 01/15/2012	30	35
Chesapeake Energy Corp.
6.375% due 06/15/2015	100	103
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	103
5.750% due 01/15/2013	100	103
Clorox Co.
2.544% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	103
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	337
8.875% due 05/01/2017	35	46
Comcast Corp.
5.300% due 01/15/2014	100	103
ConocoPhillips
8.750% due 05/25/2010	100	122
4.750% due 10/15/2012	30	31
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
Cox Communications, Inc.
3.040% due 12/14/2007	100	100
7.750% due 11/01/2010	30	34
6.750% due 03/15/2011	100	110
4.625% due 06/01/2013	160	153
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	32
DaimlerChrysler North America Holding Corp.
2.940% due 09/10/2007 (a)	200	201
7.300% due 01/15/2012	100	114
6.500% due 11/15/2013	200	217
Delta Air Lines, Inc.
7.379% due 05/18/2010	61	60
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	113
Domtar, Inc.
7.875% due 10/15/2011	30	35
DR Horton, Inc.
5.625% due 09/15/2014	100	100
Duke Energy Corp.
5.625% due 11/30/2012	100	105
Duke Energy Field Services LLC
7.500% due 08/16/2005	100	103
Electronic Data Systems Corp.
7.125% due 05/15/2005	200	203
EnCana Corp.
4.750% due 10/15/2013	100	99
Enterprise Products Operating LP
5.600% due 10/15/2014	300	303
Gazprom International S.A.
7.201% due 02/01/2020	100	106
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	211
Halliburton Co.
3.570% due 10/17/2005 (a)	200	202
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	104
5.375% due 12/15/2013	100	101
HCA, Inc.
6.950% due 05/01/2012	100	105
Hilton Hotels Corp.
7.625% due 05/15/2008	80	89
8.250% due 02/15/2011	30	36
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	43
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	103
International Business Machines Corp.
8.375% due 11/01/2019	30	39
International Paper Co.
6.750% due 09/01/2011	200	225
ITT Corp.
6.750% due 11/15/2005	30	31
JetBlue Airways Corp.
6.740% due 03/15/2008 (a)	100	103
KB Home
6.375% due 08/15/2011	100	106
Kern River Funding Corp.
4.893% due 04/30/2018	75	75
Kerr-McGee Corp.
5.375% due 04/15/2005	200	201
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	100	114
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	50
6.500% due 09/01/2012	40	44
Kraft Foods, Inc.
6.250% due 06/01/2012	250	275
Kroger Co.
5.500% due 02/01/2013	100	105
Lenfest Communications, Inc.
8.375% due 11/01/2005	100	104
Marriott International, Inc.
6.875% due 11/15/2005	100	103
MeadWestvaco Corp.
6.850% due 04/01/2012	110	125
MGM Mirage, Inc.
6.000% due 10/01/2009	200	206
8.500% due 09/15/2010	100	114
News America, Inc.
5.300% due 12/15/2014	100	101
Northwest Airlines Corp.
7.575% due 03/01/2019	90	93
Occidental Petroleum Corp.
7.650% due 02/15/2006	100	105
6.750% due 01/15/2012	100	114
Packaging Corp. of America
5.750% due 08/01/2013	100	103
Peabody Energy Corp.
6.875% due 03/15/2013	100	109
Pioneer Natural Resources Co.
6.500% due 01/15/2008	100	107
Rogers Cable, Inc.
7.250% due 12/15/2011	50	43
Safeway, Inc.
3.800% due 08/15/2005	200	201
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	115
Station Casinos, Inc.
6.000% due 04/01/2012	100	102
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	68	75
Telus Corp.
8.000% due 06/01/2011	30	36
Time Warner, Inc.
8.110% due 08/15/2006	100	107
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	37
Tyco International Group S.A.
6.375% due 10/15/2011	120	133
United Airlines, Inc.
7.186% due 04/01/2011 (b)	74	67
10.125% due 03/22/2015 (b)	100	50
USX Corp.
6.850% due 03/01/2008	30	33
Valero Energy Corp.
6.125% due 04/15/2007	100	105
Viacom, Inc.
7.750% due 06/01/2005	265	270
5.625% due 08/15/2012	200	214
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	34
Walt Disney Co.
6.375% due 03/01/2012	100	112
Waste Management, Inc.
7.650% due 03/15/2011	50	57
7.100% due 08/01/2026	10	11
Weyerhaeuser Co.
6.750% due 03/15/2012	150	169
Wyeth
4.380% due 03/01/2008	100	102
XTO Energy, Inc.
7.500% due 04/15/2012	100	117

		11,315

Utilities 15.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	99
AT&T Corp.
9.050% due 11/15/2011	100	116
BellSouth Corp.
5.200% due 09/15/2014	300	306
5.200% due 12/15/2016	100	100
British Telecom PLC
7.875% due 12/15/2005	30	31
Carolina Power & Light Co.
7.500% due 04/01/2005	100	101
Cingular Wireless LLC
6.500% due 12/15/2011	50	56
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	114
Consumers Energy Co.
5.375% due 04/15/2013	100	104
Dominion Resources, Inc.
7.625% due 07/15/2005	100	102
Duke Energy Corp.
6.250% due 01/15/2012	130	142
Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	148
4.875% due 11/01/2011	100	99
France Telecom S.A.
7.950% due 03/01/2006	100	105
7.500% due 03/14/2008	90	137
8.500% due 03/01/2011	130	155
GTE South, Inc.
6.125% due 06/15/2007	30	32
Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	161
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	219
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	50	51
7.750% due 05/15/2006	30	32
7.750% due 10/01/2008	30	34
Ohio Edison Co.
5.647% due 06/15/2009	100	103
5.450% due 05/01/2015	100	102
Pepco Holdings, Inc.
6.450% due 08/15/2012	100	111
PNPP II Funding Corp.
8.510% due 11/30/2006	65	68
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198
Progress Energy, Inc.
6.850% due 04/15/2012	300	335
PSEG Power LLC
3.750% due 04/01/2009	100	99
6.950% due 06/01/2012	200	226
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	69	68
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	50	44
SBC Communications, Inc.
5.100% due 09/15/2014	300	303
4.206% due 06/05/2021	100	101
Sprint Capital Corp.
6.000% due 01/15/2007	40	42
8.375% due 03/15/2012	300	366
Tampa Electric Co.
6.875% due 06/15/2012	100	113
TXU Corp.
4.800% due 11/15/2009	100	100
TXU Energy Co.
7.000% due 03/15/2013	200	224
Verizon New England, Inc.
6.500% due 09/15/2011	200	220
Verizon Wireless Capital LLC
5.375% due 12/15/2006	200	207
Virginia Electric & Power Co.
5.750% due 03/31/2006	100	103
5.375% due 02/01/2007	80	83
Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	35

		5,725

Total Corporate Bonds & Notes (Cost $31,216)		31,698

U.S. TREASURY OBLIGATIONS 0.8%
Treasury Inflation Protected Security (c)
3.375% due 01/15/2007	301	319

Total U.S. Treasury Obligations (Cost $319)		319

SOVEREIGN ISSUES 4.0%
Republic of Brazil
3.125% due 04/15/2009 (a)	53	53
8.000% due 04/15/2014 (a)	240	247
Republic of Croatia
2.813% due 07/31/2010 (a)	41	41
Republic of Panama
9.625% due 02/08/2011	100	118
Republic of South Africa
9.125% due 05/19/2009	30	36
7.375% due 04/25/2012	90	103
Russian Federation
10.000% due 06/26/2007	83	94
5.000% due 03/31/2030 (a)	250	259
United Mexican States
8.375% due 01/14/2011	370	435
8.300% due 08/15/2031	80	94

Total Sovereign Issues (Cost $1,387)		1,480

	Shares
CONVERTIBLE PREFERRED STOCK 0.6%
General Motors Corp.
6.250% due 07/15/2033	8,000	213

Total Convertible Preferred Stock (Cost $200)		213

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.4%
Commercial Paper 4.3%
Barclays U.S. Funding Corp.
2.365% due 03/07/2005	$800	796
BP Amoco Capital PLC
2.100% due 01/03/2005	600	600
ING U.S. Funding LLC
2.400% due 04/05/2005	200	199

		1,595

Repurchase Agreement 1.6%
State Street Bank
1.900% due 01/03/2005	593	593
(Dated 12/31/2004. Collateralized by Fannie Mae 5.250% due 01/15/2006 valued at $607. Repurchase proceeds are $593.)

U.S. Treasury Bills 0.5%
2.174% due 03/03/2005-03/17/2005 (d)(e)	180	179

Total Short-Term Instruments (Cost $2,368)		2,367

Total Investments (Cost $35,490)	97.5%	$36,077

Written Options (g) (Premiums $15)	(0.0%)	(9)

Other Assets and Liabilities (Net)	2.5%	919

Net Assets	100.0%	$36,987

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $179 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	20	$(22)
Eurodollar December Long Futures	12/2005	20	0
Euribor Written Put Options Strike @ 97.250	12/2005	12	0
Euro-Bund 10-Year Note Long Futures	03/2005	14	0
U.S. Treasury 30-Year Bond Long Futures	03/2005	10	24

			$2

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP- LIBOR	Receive	5.000%	06/18/2034	BP 100	$(6)
Citibank N.A.	6-month EC- LIBOR	Receive	5.000%	06/17/2012	EC 200	(34)
J.P. Morgan Chase & Co.	6-month EC- LIBOR	Pay	6.000%	06/18/2034	100	9
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$200	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	200	1

						$(29)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Citibank N.A.	Dow Jones CDX N.A. HY3 Index	Sell	0.500%	03/20/2010	300	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM2 Index	Buy	0.250%	03/20/2007	300	(1)

						$3

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	7	$3	$1
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	7	3	2
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	5	2	3
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	5	2	0
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	7	3	1
Put - CBOT U.S. Treasury Note March Futures	110.000	02/18/2005	7	2	2

				$15	$9

(h) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	01/2005	$1	$0	$1
Buy		21	02/2005	0	0	0
Buy		30	03/2005	1	0	1
Sell	C$	100	01/2005	0	(2)	(2)
Buy	CP	7,441	02/2005	1	0	1
Buy		6,060	03/2005	1	0	1
Buy	EC	10	01/2005	0	0	0
Sell		319	01/2005	0	(5)	(5)
Buy	H$	78	01/2005	0	0	0
Buy	KW	11,610	01/2005	1	0	1
Buy		8,152	02/2005	0	0	0
Buy		11,800	03/2005	1	0	1
Buy	MP	111	02/2005	1	0	1
Buy		338	03/2005	0	0	0
Buy	PN	35	02/2005	0	0	0
Buy		35	03/2005	0	0	0
Buy	PZ	32	02/2005	1	0	1
Buy		33	03/2005	0	0	0
Buy	RP	906	03/2005	0	0	0
Buy	RR	288	01/2005	1	0	1
Buy		200	02/2005	0	0	0
Buy		305	03/2005	0	0	0
Buy	S$	17	01/2005	0	0	0
Buy		12	02/2005	0	0	0
Buy		18	03/2005	0	0	0
Buy	SV	1,162	02/2005	3	0	3
Buy		335	03/2005	0	0	0
Buy	T$	232	02/2005	0	0	0
Buy		333	03/2005	0	0	0

				$12	$(7)	$5

See accompanying notes

Schedule of Investments

Japanese StocksPLUS TR Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.2%
Banking & Finance 0.2%
Banque Centrale De Tunisie
7.375% due 04/25/2012	$12	$14

Total Corporate Bonds & Notes (Cost $13)		14

MUNICIPAL BONDS & NOTES 1.3%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	10	10
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	30	30

Total Municipal Bonds & Notes (Cost $102)		102

U.S. GOVERNMENT AGENCIES 38.6%
Fannie Mae
3.375% due 11/25/2023 (a)	100	101
5.000% due 01/19/2020 - 01/13/2035 (d)	600	598
5.500% due 01/13/2035	1,300	1,320
5.591% due 07/01/2032 (a)	105	106
Freddie Mac
2.602% due 10/15/2020 (a)	69	69
2.750% due 02/15/2012	100	100
5.500% due 11/15/2018 - 01/13/2035 (d)	587	597
Government National Mortgage Association
6.000% due 09/16/2028	140	141

Total U.S. Government Agencies (Cost $3,034)		3,032

U.S. TREASURY OBLIGATIONS 15.6%
Treasury Inflation Protected Securities (c)
3.875% due 01/15/2009	349	391
0.875% due 04/15/2010	302	299
U.S. Treasury Bond
8.125% due 08/15/2019	100	136
U.S. Treasury Notes
1.625% due 04/30/2005	200	200
1.250% due 05/31/2005	100	100
3.500% due 12/15/2009	100	100

Total U.S. Treasury Obligations (Cost $1,225)		1,226

MORTGAGE-BACKED SECURITIES 0.9%
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	67	67

Total Mortgage-Backed Securities (Cost $67)		67

ASSET-BACKED SECURITIES 6.2%
Countrywide Asset-Backed Certificates
2.587% due 12/25/2018 (a)	25	25
Fannie Mae
2.482% due 07/15/2025 (a)	68	68
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.510% due 03/25/2034 (a)	44	44
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024 (a)	38	38
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034 (a)	20	20
2.547% due 03/25/2034 (a)	38	38
2.547% due 04/25/2034 (a)	57	57
SLM Student Loan Trust
1.970% due 07/25/2006 (a)	100	100
2.063% due 07/27/2009 (a)	100	100

Total Asset-Backed Securities (Cost $490)		490

SOVEREIGN ISSUES 3.4%
Republic of Brazil
14.500% due 10/15/2009	25	34
8.000% due 04/15/2014	33	34
Republic of Panama
9.625% due 02/08/2011	22	26
Republic of Peru
9.125% due 02/21/2012	11	13
9.875% due 02/06/2015	10	12
Russian Federation
8.250% due 03/31/2010	30	33
5.000% due 03/31/2030 (b)	70	73
United Mexican States
10.375% due 02/17/2009	36	44

Total Sovereign Issues (Cost $260)		269

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/14/2005	3	0
Strike @ 93.500 Exp. 03/14/2005	1	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.5%
Fannie Mae
7.000% due 12/31/2049 (a)	647	37

Total Preferred Stock (Cost $32)		37

EXCHANGE-TRADED FUNDS 0.7%
Index Funds 0.7%
iShares MSCI Japan Index Fund	5,219	57

Total Exchange-Traded Funds (Cost $54)		57

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 59.8%
Certificates of Deposit 1.3%
Bank of America, N.A.
1.995% due 01/18/2005	$100	100

Commercial Paper 47.0%
ABN AMRO North America
1.925% due 01/24/2005	100	100
Anz (Delaware), Inc.
2.375% due 02/22/2005	200	199
Danske Corp.
2.035% due 02/14/2005	100	100
Fannie Mae
1.150% due 01/03/2005	200	200
2.197% due 03/02/2005	100	100
2.248% due 03/02/2005	100	100
2.272% due 03/09/2005	100	99
2.285% due 03/09/2005	100	100
2.302% due 03/09/2005	100	100
2.319% due 03/09/2005	100	100
2.349% due 03/16/2005	100	99
Federal Home Loan Bank
2.100% due 01/03/2005	400	400
1.934% due 01/14/2005	100	100
2.028% due 01/28/2005	200	200
2.313% due 03/04/2005	100	100
2.309% due 03/09/2005	100	100
2.340% due 03/11/2005	100	99
Freddie Mac
2.183% due 03/08/2005	100	100
2.229% due 03/15/2005	100	99
2.380% due 03/31/2005	100	99
General Electric Capital Corp.
1.920% due 01/03/2005	100	100
2.280% due 02/23/2005	100	100
HBOS Treasury Services PLC
2.420% due 03/15/2005	100	99
2.435% due 03/22/2005	100	99
ING U.S. Funding LLC
2.110% due 02/01/2005	100	100
Nordea North America, Inc.
2.450% due 04/04/2005	100	99
Rabobank USA Financial Corp.
1.960% due 01/28/2005	100	100
Royal Bank of Scotland PLC
2.025% due 01/21/2005	100	100
Spintab AB
1.960% due 01/26/2005	100	100
UBS Finance, Inc.
2.200% due 01/03/2005	100	100
1.940% due 01/25/2005	100	100

		3,691

Repurchase Agreement 3.4%
State Street Bank
1.900% due 01/03/2005	267	267
(Dated 12/31/2004. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $276. Repurchase proceeds are $267.)

U.S. Treasury Bill 8.1%
2.167% due 03/17/2005 (e)(f)	645	641

Total Short-Term Instruments (Cost $4,700)		4,699

Total Investments (Cost $9,977)	127.2%	$9,993
Written Options (h) (Premiums $3)	(0.0%)	(1)

Other Assets and Liabilities (Net)	(27.2%)	(2,138)

Net Assets	100.0%	$7,854

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security becomes interest bearing at a future date.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	1	$(1)
Eurodollar June Long Futures	06/2005	6	(4)
Eurodollar September Long Futures	09/2005	2	(1)
Euro-Bund 10-Year Note Long Futures	03/2005	2	0
U.S. Treasury 10-Year Note Long Futures	03/2005	24	4
U.S. Treasury 30-Year Bond Long Futures	03/2005	1	3
U.S. Treasury 5-Year Note Long Futures	03/2005	1	0

			$1

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015	EC	100	$6
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	400	1
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$100	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		600	(2)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		400	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		200	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	0

							$7

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$705	$495

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	3	$2	$1
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	3	1	0

				$3	$1

(i) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$100	$100	$99
U.S. Treasury Note	4.250	11/15/2013	200	201	200

				$301	$299

(j) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3	01/2005	$0	$0	$0
Buy	EC	6	01/2005	0	0	0
Sell		26	01/2005	0	(1)	(1)
Sell	JY	780,016	01/2005	0	(139)	(139)
Sell	SF	6	03/2005	0	0	0

				$0	$(140)	$(140)

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.5%
Banking & Finance 5.5%
General Electric Capital Corp.
2.615% due 03/15/2005 (a)	$7,500	$7,503
International Bank for Reconstruction & Development
7.625% due 01/19/2023	19,296	25,471
Postal Square LP
6.500% due 06/15/2022	1,696	1,873
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,031
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,428	8,444
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	4,400	4,399

Total Corporate Bonds & Notes (Cost $47,242)		48,721

MUNICIPAL BONDS & NOTES 2.6%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,160
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,876
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	410
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,234
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	590
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,552
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,130
New York State Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	2,600	2,671
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,723
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,300	1,328
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,042
South Putnam, Indianapolis School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 01/15/2022	700	742

Total Municipal Bonds & Notes (Cost $21,783)		22,458

U.S. GOVERNMENT AGENCIES 30.5%
Fannie Mae
0.000% due 03/25/2009 - 10/09/2019 f	45,268	20,666
2.125% due 02/10/2006	7,000	6,933
2.780% due 10/25/2017 (a)	553	558
3.080% due 04/25/2032 (a)	482	491
3.346% due 10/01/2024 (a)	425	430
3.599% due 02/01/2028 (a)	58	59
3.848% due 11/01/2023 (a)	676	696
3.970% due 08/01/2026 (a)	50	51
4.006% due 12/01/2027 (a)	360	373
4.138% due 04/01/2028 (a)	350	359
4.149% due 10/01/2024 (a)	10	10
4.500% due 02/25/2008 - 10/25/2034 (f)	21,438	19,359
4.541% due 05/01/2025 (a)	119	125
5.420% due 04/04/2007	3,500	3,521
6.000% due 12/01/2021 - 01/13/2035 (f)	12,734	13,199
6.250% due 12/25/2013	9	9
6.500% due 07/01/2005 - 01/25/2024 (f)	664	706
6.625% due 11/15/2030	27,100	32,403
6.750% due 06/25/2032	4,707	4,960
6.900% due 05/25/2023	583	602
6.950% due 07/25/2020	181	192
7.000% due 04/25/2022 - 05/18/2027 (f)	5,136	5,466
7.256% due 01/01/2026 (a)	75	78
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	81	87
9.000% due 08/01/2021 - 06/01/2027 (f)	351	391
14.600% due 09/25/2007 (c)	1	4
97.968% due 08/25/2007 (c)	1	9
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,295
5.750% due 12/07/2028	500	534
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,359
5.120% due 01/10/2013	6,500	6,502
5.500% due 04/17/2006	12,000	12,366
Federal Housing Administration
1.000% due 10/01/2022	249	252
3.000% due 11/25/2019	584	585
4.918% due 11/01/2019	9	10
6.896% due 07/01/2020	2,096	2,099
7.430% due 02/25/2023 - 06/01/2024 (f)	2,993	3,030
Freddie Mac
2.280% due 10/25/2032 (a)	917	917
2.900% due 06/15/2030 (a)	317	320
3.382% due 06/01/2022 (a)	15	15
3.409% due 05/01/2022 (a)	14	14
3.736% due 10/01/2026 (a)	66	68
3.993% due 01/01/2028 (a)	524	538
4.214% due 01/01/2028 (a)	69	70
4.485% due 12/01/2024 (a)	140	144
5.179% due 09/01/2027 (a)	201	206
5.500% due 02/15/2016 - 06/15/2034 (f)	17,916	17,113
6.000% due 04/15/2034	5,899	5,785
6.200% due 10/25/2023 (a)	209	209
6.250% due 09/15/2023	5,000	5,278
6.500% due 11/15/2008 - 10/25/2043 (f)	3,868	3,907
7.000% due 09/01/2007 - 01/15/2024 (f)	1,111	1,041
7.450% due 03/25/2022	59	59
7.511% due 02/01/2028 (a)	337	345
19.100% due 02/15/2007 (c)	1	1
Government National Mortgage Association
3.375% due 02/20/2017 - 05/20/2030 (a)(f)	5,201	5,290
3.500% due 03/20/2021 - 10/20/2033 (a)(f)	3,889	3,927
3.750% due 09/20/2017 - 09/20/2026 (a)(f)	1,254	1,269
4.625% due 12/20/2017 - 11/20/2027 (a)(f)	868	887
5.000% due 08/20/2033 - 12/15/2099 (f)	47,493	43,532
5.500% due 02/20/2033	2,000	2,027
6.000% due 08/20/2033	2,180	2,235
7.000% due 03/16/2029	373	401
Overseas Private Investment Corp.
2.360% due 08/15/2007	1,875	1,845
0.000% due 08/15/2007 (j)	9,130	9,764
Small Business Administration
5.240% due 08/01/2023	7,650	7,882

Total U.S. Government Agencies (Cost $261,123)		267,905

U.S. TREASURY OBLIGATIONS 9.8%
Treasury Inflation Protected Securities (e)
2.250% due 01/15/2025	34,120	36,497
U.S. Treasury Bonds
8.875% due 02/15/2019	22,300	32,088
8.125% due 08/15/2021	1,300	1,800
8.000% due 11/15/2021	1,200	1,648
5.500% due 08/15/2028	3,700	4,006
U.S. Treasury Note
3.000% due 02/15/2009	10,100	9,917

Total U.S. Treasury Obligations (Cost $82,673)		85,956

MORTGAGE-BACKED SECURITIES 6.6%
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (a)	1,713	1,738
Bear Stearns Adjustable Rate Mortgage Trust
5.351% due 02/25/2033 (a)	576	584
5.381% due 03/25/2033 (a)	1,121	1,144
4.909% due 01/25/2034 (a)	1,450	1,461
Bear Stearns Mortgage Securities, Inc.
3.792% due 06/25/2030 (a)	170	173
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,761	1,784
5.500% due 10/25/2033	5,355	4,879
Countrywide Home Loans, Inc.
5.613% due 03/19/2032 (a)	97	98
5.079% due 09/19/2032	735	734
6.000% due 02/25/2033	1,162	1,171
5.250% due 01/25/2034	8,761	8,748
CS First Boston Mortgage Securities Corp.
2.731% due 04/25/2033 (a)	1,177	1,181
Federal Agricultural Mortgage Corp.
7.260% due 07/25/2011 (j)	2,819	2,930
First Republic Mortgage Loan Trust
2.738% due 06/25/2030 (a)	736	737
GS Mortgage Securities Corp.
2.552% due 11/15/2015 (a)	1,173	1,176
Impac CMB Trust
5.249% due 09/25/2034	7,093	7,095
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,157	1,166
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	135	135
2.581% due 01/25/2033 (a)	691	692
2.581% due 03/25/2033 (a)	1,528	1,529
Residential Asset Securitization Trust
5.500% due 07/25/2033	3,397	3,415
Sequoia Mortgage Trust
2.750% due 05/20/2032 (a)	2,475	2,473
2.760% due 07/20/2033 (a)	4,323	4,303
Structured Asset Mortgage Investments, Inc.
3.438% due 02/25/2030 (a)	113	114
2.830% due 06/18/2033 (a)	1,928	1,929
Structured Asset Securities Corp.
6.250% due 01/25/2032	45	47
2.680% due 07/25/2032 (a)	809	811
2.681% due 07/25/2032 (a)	3,164	3,173
Washington Mutual Mortgage Securities Corp.
2.558% due 12/25/2027 (a)	29	29
2.688% due 12/25/2027 (a)	3,016	3,014

Total Mortgage-Backed Securities (Cost $58,848)		58,463

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp.
2.521% due 06/25/2032 (a)	379	379
Amortizing Residential Collateral Trust
2.471% due 07/25/2032 (a)	185	185
Bayview Financial Acquisition Trust
2.644% due 05/28/2034 (a)	1,232	1,236
Bear Stearns Asset-Backed Securities, Inc.
2.511% due 10/25/2032 (a)	566	567
2.681% due 11/25/2042 (a)	5,539	5,547
Chase Funding Mortgage Loan Asset-Backed Certificates
2.431% due 10/25/2031 (a)	582	582
Countrywide Asset-Backed Certificates
2.271% due 06/25/2022 (a)	437	437
2.441% due 05/25/2032 (a)	121	121
CS First Boston Mortgage Securities Corp.
2.621% due 08/25/2032 (a)	251	252
Daimler Chrysler Auto Trust
1.720% due 08/08/2005 (a)	928	928
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	1,192	1,188
GMAC Mortgage Corp. Loan Trust
2.617% due 10/25/2033 (a)	523	523
Home Equity Mortgage Trust
2.581% due 09/25/2033 (a)	89	89
Household Home Equity Loan Trust
7.210% due 10/20/2030 (a)	759	759
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	1,508	1,511
IMC Home Equity Loan Trust
2.540% due 03/25/2027 (a)	11	11
Long Beach Mortgage Loan Trust
2.501% due 06/25/2033 (a)	895	897
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	100
Merrill Lynch Mortgage Investors, Inc.
2.541% due 06/25/2033 (a)	656	657
Novastar Home Equity Loan
2.461% due 01/25/2031 (a)	388	389
NPF XII, Inc.
2.240% due 10/01/2003 (d)(j)	3,000	321
Residential Asset Securities Corp.
2.451% due 04/25/2032 (a)	1,841	1,845
SMS Student Loan Trust
2.225% due 10/27/2025 (a)	931	933
Terwin Mortgage Trust
2.761% due 09/25/2033 (a)	36	36

Total Asset-Backed Securities (Cost $21,925)		19,493

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750% **
Exp. 12/16/2005 (j)	22,800	78

Total Purchased Call Options (Cost $85)		78

PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750% *
Exp. 12/16/2005 (j)	22,800	84
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 96.000
Exp. 03/14/2005	340	2

Total Purchased Put Options (Cost $108)		86

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	61,800	3,519

Total Preferred Stock (Cost $3,090)		3,519

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 40.9%
Certificates of Deposit 4.7%
Bank of America, N.A.
1.995% due 01/18/2005	$300	300
2.030% due 02/04/2005	13,900	13,900
Citibank, N.A.
2.030% due 01/24/2005	7,300	7,300
Wells Fargo Bank, N.A.
2.430% due 01/05/2005	19,700	19,700

		41,200

Commercial Paper 31.9%
Fannie Mae
1.150% due 01/03/2005	70,300	70,300
2.043% due 01/24/2005	7,200	7,191
1.990% due 01/26/2005	17,800	17,776
2.000% due 01/26/2005	400	400
2.073% due 02/02/2005	300	299
2.131% due 02/09/2005	200	200
2.197% due 02/16/2005	5,200	5,186
2.203% due 02/23/2005	100	100
2.221% due 02/23/2005	8,100	8,074
2.248% due 03/02/2005	5,300	5,280
2.299% due 03/02/2005	19,600	19,527
2.272% due 03/09/2005	100	100
2.284% due 03/09/2005	800	796
2.302% due 03/09/2005	2,000	1,991
2.319% due 03/09/2005	6,600	6,570
2.474% due 03/30/2005	2,600	2,584
2.390% due 04/15/2005	7,500	7,445
Federal Home Loan Bank
2.100% due 01/03/2005	48,400	48,400
1.957% due 01/19/2005	700	699
2.277% due 03/02/2005	5,200	5,181
Freddie Mac
1.940% due 01/11/2005	6,200	6,197
2.060% due 02/01/2005	20,100	20,067
2.100% due 03/01/2005	3,200	3,188
2.110% due 03/01/2005	3,000	2,990
2.183% due 03/08/2005	1,900	1,892
2.200% due 03/08/2005	900	896
2.231% due 03/08/2005	15,000	14,933
2.380% due 03/31/2005	8,100	8,050
2.380% due 04/01/2005	8,100	8,050
2.385% due 04/04/2005	1,900	1,888
General Electric Capital Corp.
2.420% due 03/11/2005	4,600	4,578

		280,828

Repurchase Agreement 2.3%
State Street Bank
1.900% due 01/03/2005	19,706	19,706
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $20,104. Repurchase proceeds are $19,709.)

U.S. Treasury Bills 2.0%
2.263% due 03/03/2005-06/09/2005 (f)(g)	17,980	17,843

Total Short-Term Instruments (Cost $359,615)		359,577

Total Investments (Cost $856,492)	98.5%	$866,256
Written Options (i) (Premiums $279)	(0.0%)	(54)

Other Assets and Liabilities (Net)	1.5%	13,032

Net Assets	100.0%	$879,234

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $10,934 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	336	$(464)
U.S. Treasury 10-Year Note Long Futures	03/2005	625	760
U.S. Treasury 10-Year Note Long Futures	03/2005	1,068	410
U.S. Treasury 30-Year Bond Long Futures	03/2005	108	194
U.S. Treasury 30-Year Bond Long Futures	03/2005	3,103	5,506
U.S. Treasury 5-Year Note Long Futures	03/2005	361	210
U.S. Treasury 5-Year Note Short Futures	03/2005	1,157	(136)

			$6,480

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$206,500	$(147)

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	103	$35	$24
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	103	16	10
Call - CME Eurodollar March Futures	97.500	03/14/2005	110	46	1
Put - CME Eurodollar March Futures	97.000	03/14/2005	340	182	19

				$279	$54

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) The aggregate value of fair valued securities is $13,177, which is 1.50% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Low Duration Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 5.4%
Banking & Finance 3.0%
Caterpillar Financial Services Corp.
2.625% due 01/30/2007		$150	$147
CIT Group, Inc.
3.630% due 01/31/2005 (a)		48,850	48,889
Export-Import Bank of Korea
6.500% due 11/15/2006		7,000	7,363
7.100% due 03/15/2007		6,700	7,175
Ford Motor Credit Co.
7.500% due 03/15/2005		13,200	13,313
3.000% due 06/30/2005 (a)		17,900	17,894
2.510% due 07/18/2005 (a)		5,810	5,807
7.600% due 08/01/2005		24,232	24,801
6.875% due 02/01/2006		10,000	10,305
General Electric Capital Corp.
2.750% due 09/25/2006		200	198
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		8,700	8,742
7.500% due 07/15/2005		2,200	2,246
3.329% due 10/20/2005 (a)		46,390	46,572
3.185% due 05/18/2006 (a)		12,500	12,447
6.125% due 09/15/2006		18,975	19,461
6.125% due 08/28/2007		1,500	1,545
6.125% due 01/22/2008		750	773
7.430% due 12/01/2021		211	214
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		23,500	24,540
Golden West Financial Corp.
5.500% due 08/08/2006		700	725
Goldman Sachs Group, Inc.
7.625% due 08/17/2005		1,250	1,287
Morgan Stanley Dean Witter & Co.
7.750% due 06/15/2005		1,250	1,277
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)		54,400	54,412
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		6,500	6,727
4.470% due 07/03/2008 (a)		6,400	6,623
5.520% due 07/03/2008 (a)		3,000	2,492
Premium Asset Trust
2.331% due 10/06/2005 (a)		800	801
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		21,500	21,745
State Street Capital Trust II
2.790% due 02/15/2008 (a)		12,000	12,057
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		60,200	60,191
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		3,800	3,812

			424,581

Industrials 1.0%
Altria Group, Inc.
6.950% due 06/01/2006		25,000	25,976
7.650% due 07/01/2008		7,500	8,256
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005		8,000	8,015
7.750% due 06/15/2005		6,170	6,302
3.349% due 09/26/2005 (a)		20,700	20,797
El Paso CGP Co.
6.500% due 05/15/2006		6,350	6,620
7.625% due 09/01/2008		1,075	1,129
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		8,300	4,378
Federal Mogul Corp.
7.500% due 07/01/2004 (b)		28,600	9,152
HCA, Inc.
6.910% due 06/15/2005		2,125	2,156
8.850% due 01/01/2007		1,200	1,295
ITT Corp.
6.750% due 11/15/2005		2,000	2,065
Petroleos Mexicanos
9.375% due 12/02/2008		3,000	3,531
9.375% due 12/02/2008		5,900	6,944
Qwest Corp.
6.125% due 11/15/2005		2,330	2,388
Sonat, Inc.
6.750% due 10/01/2007		3,815	4,030
SR Wind Ltd.
7.510% due 05/18/2005 (a)		6,000	6,046
8.010% due 05/18/2005 (a)		3,000	3,033
Texas Mining Co.
6.875% due 08/01/2005		2,000	2,041
Tyco International Group S.A.
6.375% due 06/15/2005		7,300	7,407
Unilever Capital Corp.
6.875% due 11/01/2005		1,250	1,289
United Airlines, Inc.
1.340% due 03/02/2049 (a)		860	734
Weyerhaeuser Co.
5.500% due 03/15/2005		210	211

			133,795

Utilities 1.4%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		4,000	4,106
Entergy Mississippi, Inc.
4.350% due 04/01/2008		34,480	34,519
France Telecom S.A.
7.950% due 03/01/2006		66,900	70,262
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		61,875	61,930
Sprint Capital Corp.
7.900% due 03/15/2005		16,700	16,882
6.000% due 01/15/2007		9,500	9,947

			197,646

Total Corporate Bonds & Notes (Cost $770,147)			756,022

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.100% due 03/25/2009 (a)(c)		2,069	26
2.607% due 01/01/2021 (a)		76	76
2.767% due 03/25/2044 (a)		2,491	2,493
2.817% due 06/25/2032 (a)		299	299
2.995% due 10/01/2030 - 11/01/2039 (a)(e)		3,819	3,909
3.037% due 04/25/2022 (a)		39	39
3.120% due 08/01/2017 (a)		14	14
3.123% due 11/01/2017 (a)		62	62
3.125% due 07/01/2017 - 07/01/2018 (a)(e)		104	104
3.200% due 06/01/2017 (a)		29	30
3.250% due 11/01/2017 (a)		135	136
3.284% due 07/01/2023(a)		102	104
3.309% due 07/01/2017 (a)		126	129
3.420% due 06/01/2022 (a)		20	20
3.462% due 12/01/2017 (a)		41	42
3.545% due 11/01/2018 (a)		6	6
3.675% due 01/01/2024 (a)		387	402
3.716% due 01/01/2024 (a)		25	26
3.721% due 04/01/2024 (a)		449	463
3.790% due 07/25/2017 (a)		986	1,006
3.875% due 03/15/2005		1,650	1,655
4.046% due 10/01/2024 - 02/01/2028 (a)(e)		1,399	1,437
4.079% due 11/01/2027 (a)		284	291
4.470% due 02/01/2028 (a)		20	20
4.537% due 01/01/2028 (a)		146	148
4.702% due 04/01/2018 (a)		2,191	2,244
4.998% due 12/01/2023 (a)		68	68
5.000% due 11/01/2017 - 04/25/2033 (e)		812,192	824,925
5.500% due 10/01/2008 - 08/25/2034 (e)		502,422	519,293
5.583% due 09/01/2032 (a)		5,576	5,658
6.000% due 04/01/2011 - 05/01/2033 (e)		146,637	153,792
6.200% due 08/01/2029 (a)		2,158	2,199
6.500% due 09/01/2005 - 01/01/2033 (e)		24,397	24,925
7.000% due 01/01/2008 - 01/01/2032 (e)		22,827	23,892
7.500% due 02/01/2013		14	15
8.000% due 12/25/2021 - 11/01/2031 (e)		9,647	10,448
8.500% due 02/01/2017 - 04/01/2025 (e)		444	486
8.800% due 01/25/2019		195	212
9.000% due 03/25/2021 - 01/01/2025 (e)		748	820
9.250% due 10/25/2018		13	14
9.500% due 03/25/2020 - 11/01/2025 (a)(e)		1,885	2,101
10.000% due 10/01/2009 - 01/01/2025 (e)		180	195
10.500% due 06/01/2005 - 12/01/2024 (e)		15	17
11.000% due 11/01/2020		11	13
11.250% due 10/01/2015		12	14
11.500% due 11/01/2019 - 02/01/2020 (e)		13	14
11.750% due 02/01/2016		13	14
12.000% due 01/01/2015		3	4
13.000% due 07/01/2015		4	5
13.250% due 09/01/2011		6	7
15.500% due 10/01/2012 - 12/01/2012 (e)		1	1
15.750% due 12/01/2011		8	9
16.000% due 09/01/2012 - 12/01/2012 (e)		4	4
256.000% due 11/01/2008 (c)		2	7
Federal Home Loan Bank
1.625% due 04/15/2005		2,000	1,995
Federal Housing Administration
7.421% due 11/01/2019		41	42
7.430% due 10/01/2019 - 11/01/2025		15,972	16,166
Freddie Mac
2.750% due 03/01/2017 (a)		75	76
2.852% due 11/15/2030 (a)		35	35
2.875% due 01/01/2017 (a)		11	11
3.500% due 02/01/2023 (a)		13	14
3.689% due 03/01/2024 (a)		27	28
3.717% due 08/15/2032 (a)		1,643	1,644
3.829% due 02/01/2020 (a)		687	700
3.997% due 06/01/2024 (a)		164	170
4.000% due 01/15/2024 (c)		6,659	824
4.013% due 07/01/2018 (a)		116	120
4.082% due 01/01/2024 (a)		234	243
4.183% due 12/01/2022 (a)		111	115
4.211% due 09/01/2023 (a)		54	56
4.228% due 10/01/2023 (a)		303	315
4.235% due 11/01/2022 (a)		553	569
4.240% due 11/01/2023 (a)		112	116
4.365% due 01/01/2024 (a)		524	545
4.500% due 06/01/2018		74	74
5.000% due 04/15/2016		31,089	31,578
5.500% due 12/01/2017 - 07/15/2034 (e)		21,572	22,068
5.587% due 10/01/2027 (a)		111	114
6.000% due 06/01/2006 - 01/01/2033 (e)		34,876	36,523
6.250% due 04/15/2028		154	155
6.500% due 08/15/2011 - 07/25/2043 (e)		116,588	122,396
7.000% due 05/15/2023 - 04/01/2032 (e)		176	183
7.500% due 09/01/2006 - 07/15/2030 (e)		1,772	1,846
8.000% due 07/01/2006 - 12/01/2024 (e)		767	817
8.250% due 10/01/2007 - 01/01/2009 (e)		10	10
8.500% due 07/01/2005 - 11/01/2025 (e)		1,853	2,039
9.000% due 12/15/2020 - 08/01/2022 (a)(e)		926	980
9.500% due 03/01/2010 - 09/01/2021 (e)		230	238
9.750% due 11/01/2008		107	114
10.000% due 03/01/2016 - 05/15/2020 (e)		113	116
10.500% due 10/01/2010 - 02/01/2016 (e)		6	7
10.750% due 09/01/2009 - 08/01/2011 (e)		56	60
11.500% due 10/01/2015 - 01/01/2016 (e)		11	12
11.750% due 11/01/2010 - 08/01/2015 (e)		2	2
14.000% due 09/01/2012 - 04/01/2016 (e)		4	4
14.500% due 12/01/2010		1	1
15.000% due 08/01/2011 - 12/01/2011 (e)		1	1
Government National Mortgage Association
2.957% due 12/16/2025 (a)		411	415
3.000% due 01/20/2032 - 02/20/2032 (a)(e)		23,178	23,335
3.375% due 04/20/2016 - 05/20/2030 (a)(e)		17,154	17,434
3.500% due 07/20/2030 - 03/20/2031 (a)(e)		834	849
3.750% due 08/20/2022 - 07/20/2027 (a)(e)		9,686	9,812
4.000% due 03/20/2019 (a)		59	59
4.625% due 10/20/2023 - 12/20/2027 (a)(e)		7,650	7,802
6.000% due 01/15/2029		252	262
7.000% due 03/15/2011 - 10/15/2011 (e)		38	41
7.500% due 03/15/2022 - 09/15/2031 (e)		574	622
8.000% due 11/15/2006 - 06/20/2031 (e)		5,242	5,736
8.500% due 12/15/2021 - 08/15/2030 (e)		255	279
9.000% due 06/20/2016 - 11/15/2030 (e)		1,011	1,119
9.500% due 10/15/2016 - 06/15/2025 (e)		48	54
9.750% due 08/15/2017		60	67
10.000% due 10/15/2013 - 11/15/2020 (e)		12	13
10.500% due 11/15/2019 - 02/15/2021 (e)		3	3
11.000% due 09/15/2010		2	2
11.500% due 08/15/2018		10	12
11.750% due 08/15/2013 - 08/15/2015		32	36
12.000% due 06/20/2015		2	2
13.000% due 10/15/2013		5	5
13.500% due 05/15/2011 - 11/15/2012 (e)		10	11
16.000% due 02/15/2012		10	11
Small Business Administration
3.750% due 02/25/2014 (a)		60	60
7.640% due 03/10/2010		1,955	2,117

Total U.S. Government Agencies (Cost $1,886,943)			1,897,613

U.S. TREASURY OBLIGATIONS 17.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		602	638
3.625% due 01/15/2008		631,669	688,248
3.875% due 01/15/2009		322,497	361,562
0.875% due 04/15/2010		25,490	25,250
3.500% due 01/15/2011		5,264	5,980
3.000% due 07/15/2012		21,019	23,462
U.S. Treasury Notes
1.500% due 02/28/2005		1,500	1,499
6.500% due 08/15/2005		200	205
2.875% due 11/30/2006		1,340,300	1,336,531

Total U.S. Treasury Obligations (Cost $2,428,309)			2,443,375

MORTGAGE-BACKED SECURITIES 4.4%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		25,214	25,983
5.597% due 10/20/2032 (a)		4,895	4,966
Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030 (a)		399	403
5.261% due 10/25/2032 (a)		1,567	1,572
6.061% due 10/25/2032 (a)		196	202
5.353% due 01/25/2033 (a)		10,585	10,728
5.639% due 01/25/2033 (a)		3,922	3,921
5.112% due 03/25/2033 (a)		22,655	22,825
5.438% due 03/25/2033 (a)		40,108	40,934
4.905% due 01/25/2034 (a)		42,539	42,854
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)		40	40
5.750% due 02/25/2033		4,508	4,537
Commercial Mortgage Pass-Through Certificates
2.622% due 09/15/2014 (a)		7,000	7,014
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		39,776	40,504
Countrywide Home Loans, Inc.
4.973% due 09/19/2032 (a)		1,567	1,571
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031		662	661
2.478% due 03/25/2032 (a)		26,731	26,806
2.511% due 03/25/2032 (a)		15,187	15,154
6.269% due 06/25/2032 (a)		2,701	2,730
5.687% due 10/25/2032 (a)		3,624	3,650
2.967% due 08/25/2033 (a)		879	872
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		195	220
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019		164	183
4.836% due 05/25/2024 (a)		164	163
2.917% due 06/25/2026 (a)		760	761
Drexel Burnham Lambert CMO Trust
2.750% due 05/01/2016 (a)		7	7
Fort Lewis Communities LLC
3.402% due 06/15/2013 (a)		2,514	2,517
GSR Mortgage Loan Trust
6.000% due 03/25/2032		7,431	7,489
Imperial Savings Association
8.530% due 02/25/2018		98	98
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		36	41
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		40,445	40,485
MASTR Asset Securitization Trust
5.500% due 09/25/2033		40,336	40,639
Mellon Residential Funding Corp.
2.858% due 07/25/2029 (a)		2,906	2,923
2.642% due 06/15/2030 (a)		49,067	48,949
Nationslink Funding Corp.
2.720% due 11/10/2030 (a)		812	814
Prime Mortgage Trust
2.817% due 02/25/2034 (a)		18,517	18,554
2.817% due 02/25/2034 (a)		4,502	4,512
Prudential Home Mortgage Securities
7.500% due 09/25/2007		91	91
7.000% due 01/25/2008		1,605	1,604
Prudential-Bache Trust
8.400% due 03/20/2021		676	682
Resecuritization Mortgage Trust
2.667% due 04/26/2021 (a)		480	465
Residential Funding Mortgage Securities I, Inc.
5.586% due 09/25/2032 (a)		1,890	1,888
Ryland Acceptance Corp.
11.500% due 12/25/2016		3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		66	68
Sears Mortgage Securities
12.000% due 02/25/2014		18	18
Sequoia Mortgage Trust
2.710% due 08/20/2032 (a)		23,551	23,543
SLH Mortgage Trust
9.600% due 03/25/2021		179	179
Structured Asset Mortgage Investments, Inc.
6.445% due 06/25/2029 (a)		576	576
9.502% due 06/25/2029 (a)		1,563	1,651
2.740% due 09/19/2032 (a)		46,274	46,088
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)		2,064	2,142
6.150% due 07/25/2032 (a)		2,081	2,100
2.707% due 01/25/2033 (a)		2,229	2,229
Torrens Trust
2.662% due 07/15/2031 (a)		1,890	1,891
Vendee Mortgage Trust
6.500% due 05/15/2029		40,348	42,540
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)		1,958	1,973
4.816% due 10/25/2032 (a)		240	240
5.105% due 02/25/2033 (a)		4,921	4,951
5.396% due 02/25/2033 (a)		1,358	1,367
3.181% due 02/27/2034 (a)		22,024	22,074
2.994% due 08/25/2042 (a)		28,063	28,324

Total Mortgage-Backed Securities (Cost $617,417)			612,969

ASSET-BACKED SECURITIES 3.5%
ACE Securities Corp.
2.757% due 06/25/2032 (a)		903	903
Ameriquest Mortgage Securities, Inc.
2.727% due 05/25/2032 (a)		126	126
2.688% due 08/25/2032 (a)		2,699	2,703
Amortizing Residential Collateral Trust
2.677% due 09/25/2030 (a)		640	642
2.707% due 07/25/2032 (a)		6,013	6,008
Argent Securities, Inc.
2.597% due 11/25/2034 (a)		43,581	43,581
Asset-Backed Securities Corp. Home Equity Loan Trust
2.662% due 06/15/2031 (a)		7	7
2.530% due 12/25/2034 (a)		19,200	19,200
Bear Stearns Asset-Backed Securities, Inc.
2.867% due 07/25/2033 (a)		29,140	29,205
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)		35,473	35,499
Chase Funding Mortgage Loan Asset-Backed Certificates
2.737% due 11/25/2031 (a)		8,992	9,028
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)		10,975	10,971
Community Program Loan Trust
4.500% due 10/01/2018		8,129	8,136
Countrywide Asset-Backed Certificates
2.647% due 06/25/2031 (a)		282	282
2.607% due 12/25/2034 (a)		75,499	75,548
Credit-Based Asset Servicing & Securitization LLC
2.737% due 06/25/2032 (a)		1,832	1,835
EQCC Home Equity Loan Trust
2.563% due 10/15/2027 (a)		51	51
Equity One ABS, Inc.
2.697% due 11/25/2032 (a)		14,176	14,171
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.497% due 03/25/2034 (a)		10,683	10,690
GRMT II Mortgage Loan Trust
2.660% due 06/20/2032 (a)		19	19
GSAMP Trust
2.567% due 08/25/2034 (a)		10,487	10,493
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)		3,210	3,217
2.760% due 02/20/2033 (a)		40,258	40,294
Impac CMB Trust
2.667% due 01/25/2034 (a)		41,400	41,453
Irwin Home Equity Loan Trust
2.707% due 06/25/2029 (a)		1,438	1,437
Irwin Low Balance Home Equity Loan Trust
2.792% due 06/25/2021 (a)		23	23
Merrill Lynch Mortgage Investors, Inc.
2.557% due 04/25/2035 (a)		16,558	16,570
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034 (a)		11,277	11,285
2.547% due 03/25/2034 (a)		28,271	28,288
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)		1,239	1,242
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(j)		42,600	42,426
Ocwen Mortgage Loan Asset-Backed Certificates
3.037% due 10/25/2029 (a)		26	26
Renaissance Home Equity Loan Trust
2.767% due 08/25/2032 (a)		3,037	3,042
Residential Asset Securities Corp.
2.647% due 06/25/2031 (a)		16	16
Structured Asset Securities Corp.
2.537% due 06/25/2034 (a)		18,837	18,849
WMC Mortgage Pass-Through Certificates
2.742% due 05/15/2030 (a)		935	937

Total Asset-Backed Securities (Cost $487,588)			488,203

SOVEREIGN ISSUES 1.7%
Republic of Brazil
3.063% due 04/15/2006 (a)		31,368	31,445
11.500% due 03/12/2008		1,000	1,178
3.125% due 04/15/2009 (a)		35,843	35,572
3.125% due 04/15/2009 (a)		1,482	1,471
3.125% due 04/15/2012 (a)		14,338	13,745
Republic of Panama
8.250% due 04/22/2008		5,500	6,133
9.375% due 07/23/2012		480	571
Republic of Peru
9.125% due 02/21/2012		1,150	1,346
Russian Federation
8.750% due 07/24/2005		94,900	97,643
10.000% due 06/26/2007		19,800	22,425
8.250% due 03/31/2010		24,800	27,573
United Mexican States
6.375% due 01/16/2013		140	149

Total Sovereign Issues (Cost $235,808)			239,251

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 3.3%
AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	9,000	88
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	213,000	289,284
Republic of France
3.500% due 01/12/2005		125,000	169,953

Total Foreign Currency-Denominated Issues (Cost $437,118)			459,325

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		6,388	40

Total Purchased Put Options (Cost $64)			40

	Shares
PREFERRED SECURITY 0.7%
DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,062

Total Preferred Security (Cost $101,506)			103,062

PREFERRED STOCK 0.5%
Fannie Mae
7.000% due 12/31/2049 (a)		1,035,600	58,965
Home Ownership Funding
13.331% due 12/31/2049		8,625	3,312

Total Preferred Stock (Cost $57,606)			62,277

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 59.6%
Certificates of Deposit 11.6%
Bank of America, N.A.
1.995% due 01/18/2005		$1,400	1,400
2.050% due 01/26/2005		1,500	1,500
2.000% due 02/01/2005		5,700	5,700
2.030% due 02/04/2005		300	300
2.150% due 02/10/2005		150,000	150,000
2.260% due 03/09/2005 (j)		207,700	207,700
2.360% due 03/14/2005		56,900	56,900
Citibank, N.A.
2.275% due 02/18/2005		36,200	36,200
2.395% due 03/10/2005		40,800	40,800
2.450% due 03/21/2005		272,200	272,200
Dexia Bank New York
2.050% due 01/26/2005		263,700	263,700
HSBC Bank USA
2.335% due 03/23/2005		100,000	100,000
2.350% due 03/24/2005		185,800	185,800
2.410% due 04/01/2005		1,200	1,193
Royal Bank of Canada
2.110% due 03/01/2005		200,000	200,000
Wells Fargo Bank, N.A.
2.030% due 01/11/2005		200	200
2.040% due 01/18/2005		94,200	94,200

			1,617,793

Commercial Paper 35.9%
Anz (Delaware), Inc.
2.500% due 04/20/2005		50,000	49,617
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		4,800	4,792
CDC Commercial Corp.
2.050% due 02/24/2005		92,100	91,827
Danske Corp.
1.945% due 01/31/2005		89,900	89,764
Fannie Mae
1.968% due 01/05/2005		20,000	19,998
1.975% due 01/12/2005		65,900	65,867
1.981% due 01/19/2005		146,600	146,462
2.043% due 01/24/2005		142,900	142,717
1.989% due 01/26/2005		12,400	12,384
1.990% due 01/26/2005		131,800	131,615
2.073% due 02/02/2005		200	200
2.035% due 02/04/2005		161,300	161,008
2.157% due 02/09/2005		23,100	23,048
2.175% due 02/09/2005		160,900	160,540
2.210% due 02/16/2005		318,400	317,534
2.203% due 02/23/2005		6,700	6,678
2.130% due 03/03/2005		108,400	108,022
2.319% due 03/09/2005		27,000	26,877
2.470% due 04/18/2005		236,700	234,927
2.525% due 06/08/2005		100,000	98,849
Federal Home Loan Bank
1.934% due 01/14/2005		91,800	91,737
1.960% due 01/19/2005		218,100	217,909
1.987% due 01/26/2005		189,700	189,459
2.067% due 02/02/2005		225,900	225,511
2.200% due 02/16/2005		202,700	202,155
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	68,142
Freddie Mac
1.950% due 01/18/2005		147,400	147,279
2.050% due 02/01/2005		19,000	18,968
2.100% due 03/01/2005		74,300	74,030
2.110% due 03/01/2005		85,300	85,015
2.200% due 03/08/2005		198,900	198,009
2.380% due 03/31/2005		142,400	141,524
2.380% due 04/01/2005		142,400	141,514
2.385% due 04/04/2005		106,700	106,012
2.396% due 04/05/2005		71,700	71,233
2.390% due 04/12/2005		72,791	72,279
General Motors Acceptance Corp.
2.404% due 03/22/2005		5,200	5,171
2.495% due 04/05/2005		16,800	16,690
2.535% due 04/05/2005		3,500	3,477
Nordea North America, Inc.
1.970% due 02/01/2005		45,600	45,528
Oesterreichische
2.120% due 02/28/2005		82,700	82,427
Pfizer, Inc.
2.180% due 01/11/2005		48,500	48,477
Royal Bank of Canada
2.000% due 02/07/2005		100,000	99,806
Royal Bank of Scotland PLC
2.140% due 01/11/2005		40,000	39,981
2.180% due 02/14/2005		50,000	49,873
Skandinaviska Enskilda Banken AB
2.450% due 03/22/2005		50,000	49,726
Spintab AB
1.980% due 02/04/2005		1,000	998
Statens Bostadsfin Bank
2.400% due 03/01/2005		50,000	49,810
Toyota Motor Credit Corp.
2.100% due 01/31/2005		96,500	96,342
2.130% due 02/03/2005		47,300	47,213
UBS Finance, Inc.
2.335% due 01/04/2005		315,000	314,980
1.955% due 01/31/2005		109,300	109,134

			5,003,135

Repurchase Agreements 11.6%
UBS Securities LLC
1.600% due 01/03/2005		1,600,000	1,600,000
(Dated 12/31/2004. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2012-08/15/2018 valued at $1,633,596. Repurchase proceeds are $1,600,213.)
State Street Bank
1.900% due 01/03/2005		8,400	8,400
(Dated 12/31/2004. Collateralized by Freddie Mac 1.750% due 05/15/2005 valued at $8,572. Repurchase proceeds are $8,401.)

			1,608,400

U.S. Treasury Bills 0.5%
2.174% due 03/03/2005-03/17/2005 (e)(f)(g)		66,579	66,264

Total Short-Term Instruments (Cost $8,296,137)			8,295,592

Total Investments (Cost $15,318,643)		110.2%	$15,357,729

Other Assets and Liabilities (Net)		(10.2%)	(1,426,920)

Net Assets		100.0%	$13,930,809

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $12,946 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $41,332 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	18,114	$(17,565)
Eurodollar September Long Futures	09/2005	20,694	(15,425)
Eurodollar December Long Futures	12/2005	12,116	(2,964)
Euro-Bund 10-Year Note Long Futures	03/2005	459	562
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	375	161

			$(35,231)

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	95,800	$(6,094)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	148,500	11,691
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$540,900	(1,919)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		40,600	(234)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		5,400	30
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		54,500	(313)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		488,000	(499)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		117,100	(415)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007		2,454,000	(2,509)

							$(262)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$28
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	7
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	90
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	77
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	124

						$326

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	01/2005	$342	$0	$342
Buy		9,247	02/2005	198	0	198
Buy		10,200	03/2005	186	0	186
Buy	CP	2,616,735	02/2005	322	0	322
Buy		2,060,468	03/2005	230	0	230
Buy	EC	54,209	01/2005	1,134	0	1,134
Sell		428,138	01/2005	0	(9,060)	(9,060)
Buy	H$	23,838	01/2005	0	0	0
Buy	JY	5,460,601	01/2005	2,307	0	2,307
Buy	KW	3,553,821	01/2005	330	0	330
Buy		3,621,828	02/2005	112	0	112
Buy	MP	33,002	02/2005	69	0	69
Buy		38,118	03/2005	25	0	25
Buy	PN	10,696	02/2005	35	0	35
Buy		11,829	03/2005	19	0	19
Buy	PZ	11,270	02/2005	304	0	304
Buy		11,308	03/2005	103	0	103
Buy	RP	232,522	03/2005	41	0	41
Buy	RR	88,108	01/2005	105	0	105
Buy		88,672	02/2005	85	0	85
Buy		103,621	03/2005	59	0	59
Buy	S$	5,168	01/2005	76	0	76
Buy		5,258	02/2005	26	0	26
Buy		5,797	03/2005	26	0	26
Buy	SV	101,238	02/2005	172	0	172
Buy		113,662	03/2005	44	0	44
Buy	T$	103,007	02/2005	79	0	79
Buy		112,914	03/2005	79	0	79

				$6,508	$(9,060)	$(2,552)

(j) The aggregate value of fair valued securities is $250,126, which is 1.80% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Low Duration Fund II

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.1%
Banking & Finance 3.2%
Ford Motor Credit Co.
7.500% due 03/15/2005	$700	$706
2.510% due 07/18/2005 (a)	5,700	5,697
General Motors Acceptance Corp.
2.990% due 04/13/2006 (a)	6,400	6,380
6.125% due 09/15/2006	600	615
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	3,700	3,717
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	1,011

		18,126

Industrials 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,954
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	4,770	4,872
3.349% due 09/26/2005 (a)	200	201
2.960% due 05/24/2006 (a)	400	402

		10,429

Total Corporate Bonds & Notes (Cost $28,590)		28,555

U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
2.868% due 09/25/2030 (a)	539	543
2.995% due 08/01/2030 - 10/01/2030 (a)(c)	1,339	1,369
3.500% due 01/01/2024 (a)	207	214
4.404% due 09/01/2028 (a)	451	455
5.000% due 11/01/2017 - 01/19/2020 (c)	35,303	35,904
5.500% due 01/01/2009 - 03/01/2034 (c)	26,722	27,622
6.000% due 03/01/2016 - 11/01/2033 (c)	6,681	7,005
6.500% due 09/01/2012 - 12/25/2042 (c)	654	683
8.000% due 11/25/2023	474	511
9.250% due 10/25/2018	13	14
10.500% due 05/01/2012	195	219
Federal Housing Administration
7.200% due 05/01/2009	1,009	1,008
7.430% due 07/01/2024	3,086	3,124
Freddie Mac
3.715% due 07/01/2023 (a)	106	111
5.000% due 11/01/2018	1,693	1,721
6.000% due 02/01/2016 - 09/01/2016 (c)	768	805
6.500% due 07/25/2043	4,074	4,262
8.500% due 06/01/2009 - 06/01/2025 (c)	50	54
Government National Mortgage Association
2.910% due 09/20/2030 (a)	169	170
3.375% due 04/20/2022 - 05/20/2027 (a)(c)	2,171	2,211
3.500% due 07/15/2030 (a)	1,185	1,208
3.750% due 07/20/2023 - 07/20/2025 (a)(c)	1,232	1,250
4.625% due 10/20/2025 (a)	1,020	1,043
7.000% due 11/15/2022	258	276
7.500% due 02/15/2022 - 03/15/2024 (c)	543	586
7.750% due 01/17/2030	100	104
8.000% due 03/15/2023 - 09/15/2024 (c)	139	152
9.000% due 07/20/2016 - 10/15/2030 (c)	297	328

Total U.S. Government Agencies (Cost $91,806)		92,952

U.S. TREASURY OBLIGATIONS 30.4%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	48,743	53,109
4.250% due 01/15/2010	113	132
0.875% due 04/15/2010	11,992	11,879
3.000% due 07/15/2012	212	237
U.S. Treasury Note
2.500% due 10/31/2006	106,500	105,539

Total U.S. Treasury Obligations (Cost $171,059)		170,896

MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
5.261% due 10/25/2032 (a)	80	80
5.353% due 02/25/2033 (a)	595	603
5.643% due 02/25/2033 (a)	206	206
5.437% due 03/25/2033 (a)	1,920	1,960
4.905% due 01/25/2034 (a)	1,571	1,583
Commercial Mortgage Pass-Through Certificates
2.623% due 09/15/2014 (a)	300	301
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	1,653	1,683
Countrywide Home Loans, Inc.
5.613% due 03/19/2032 (a)	619	628
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	1,610	1,615
6.248% due 06/25/2032 (a)	113	114
5.687% due 10/25/2032 (a)	217	219
2.695% due 08/25/2033 (a)	1,804	1,791
DLJ Mortgage Acceptance Corp.
4.837% due 05/25/2024 (a)	83	82
GSR Mortgage Loan Trust
3.464% due 06/25/2034 (a)	5,427	5,354
Nationslink Funding Corp.
2.720% due 11/10/2030 (a)	253	253
7.030% due 06/20/2031	73	77
Prime Mortgage Trust
2.818% due 02/25/2019 (a)	212	212
2.818% due 02/25/2034 (a)	939	941
Residential Funding Mortgage Securities I, Inc.
5.583% due 09/25/2032 (a)	97	97
Salomon Brothers Mortgage Securities VII, Inc.
3.657% due 11/25/2022 (a)	68	63
Sequoia Mortgage Trust
2.710% due 08/20/2032 (a)	1,325	1,325
Structured Asset Mortgage Investments, Inc.
9.502% due 06/25/2029 (a)	970	1,024
2.740% due 09/19/2032 (a)	2,563	2,553
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	116	117
2.471% due 01/25/2033 (a)	140	140
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	20	20
4.820% due 10/25/2032 (a)	2,395	2,401
3.181% due 02/27/2034 (a)	1,774	1,778

Total Mortgage-Backed Securities (Cost $27,270)		27,220

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp.
2.758% due 06/25/2032 (a)	50	50
2.528% due 04/25/2034 (a)	1,007	1,007
Ameriquest Mortgage Securities, Inc.
2.688% due 08/25/2032 (a)	229	229
2.508% due 04/25/2034 (a)	1,992	1,993
Amortizing Residential Collateral Trust
2.708% due 07/25/2032 (a)	349	349
2.738% due 07/25/2032 (a)	313	313
Asset-Backed Securities Corp. Home Equity Loan Trust
3.503% due 03/15/2032 (a)	1,200	1,211
Centex Home Equity
2.518% due 03/25/2034 (a)	1,558	1,559
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)	628	628
Countrywide Asset-Backed Certificates
2.648% due 06/25/2031 (a)	17	17
2.658% due 12/25/2031 (a)	760	761
Countrywide Home Equity Loan Trust
2.643% due 08/15/2025 (a)	969	966
Credit-Based Asset Servicing & Securitization LLC
2.548% due 09/25/2021 (a)	3,585	3,588
2.738% due 06/25/2032 (a)	214	214
2.528% due 03/25/2034 (a)	881	881
Fremont Home Loan Trust
2.568% due 07/25/2034 (a)	1,472	1,472
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	172	173
Irwin Home Equity Loan Trust
2.708% due 06/25/2029 (a)	85	85
Morgan Stanley Dean Witter Capital I, Inc.
2.748% due 07/25/2032 (a)	140	141
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(f)	1,900	1,892
Park Place Securities, Inc.
2.568% due 10/25/2034 (a)	3,930	3,929
Renaissance Home Equity Loan Trust
2.618% due 07/25/2034 (a)	5,741	5,743
Residential Asset Mortgage Products, Inc.
2.558% due 04/25/2026 (a)	5,761	5,766
Structured Asset Securities Corp.
2.538% due 06/25/2034 (a)	860	860
Terwin Mortgage Trust
2.548% due 09/25/2034 (a)(f)	1,487	1,485

Total Asset-Backed Securities (Cost $35,308)		35,312

	Shares
PREFERRED SECURITY 1.0%
DG Funding Trust
3.360% due 12/29/2049 (a)	510	5,457

Total Preferred Security (Cost $5,100)		5,457

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	41,700	2,374

Total Preferred Stock (Cost $2,085)		2,374

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.2%
Certificates of Deposit 2.9%
HSBC Bank USA
2.350% due 03/24/2005	$11,300	11,300
Wells Fargo Bank, N.A.
2.060% due 01/11/2005	5,200	5,200

		16,500

Commercial Paper 32.8%
Fannie Mae
1.150% due 01/03/2005	13,300	13,300
1.990% due 01/26/2005	2,400	2,397
2.203% due 02/23/2005	6,600	6,579
2.221% due 02/23/2005	15,500	15,450
2.248% due 03/02/2005	4,000	3,985
2.299% due 03/02/2005	600	598
2.302% due 03/09/2005	700	697
2.319% due 03/09/2005	7,000	6,968
2.230% due 03/15/2005	2,800	2,786
2.349% due 03/16/2005	10,300	10,248
2.390% due 03/16/2005	1,300	1,293
2.390% due 04/15/2005	5,700	5,659
Federal Home Loan Bank
2.100% due 01/03/2005	8,000	8,000
1.930% due 01/14/2005	5,700	5,697
1.957% due 01/19/2005	15,600	15,586
1.958% due 01/21/2005	11,400	11,389
1.982% due 01/21/2005	15,700	15,684
Freddie Mac
1.940% due 01/04/2005	3,300	3,300
1.926% due 01/11/2005	200	200
1.950% due 01/18/2005	3,400	3,397
2.200% due 01/28/2005	3,600	3,595
2.060% due 02/01/2005	800	799
2.161% due 02/15/2005	200	199
2.190% due 02/15/2005	7,000	6,982
2.255% due 02/22/2005	5,700	5,682
2.110% due 03/01/2005	5,500	5,482
2.183% due 03/08/2005	5,700	5,674
2.200% due 03/08/2005	5,800	5,774
General Electric Capital Corp.
2.320% due 02/24/2005	1,500	1,495
2.340% due 03/22/2005	15,500	15,415

		184,310

Repurchase Agreement 1.3%
State Street Bank
1.900% due 01/03/2005	7,093	7,093
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $7,236. Repurchase proceeds are $7,094.)

U.S. Treasury Bills 0.2%
2.201% due 03/03/2005-03/17/2005 (c)(d)	975	969

Total Short-Term Instruments (Cost $208,894)		208,872

Total Investments (Cost $570,112)	101.7%	$571,638

Other Assets and Liabilities (Net)	(1.7%)	(9,732)

Net Assets	100.0%	$561,906

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $969 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	263	$(215)
Eurodollar September Long Futures	09/2005	924	(792)
Eurodollar December Long Futures	12/2005	20	12

			$(995)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$77,000	$(79)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	29,800	(106)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	47,000	(48)

						$(232)

(f) The aggregate value of fair valued securities is $3,377, which is 0.60% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Low Duration Fund III

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 7.2%
Banking & Finance 4.9%
Bank of America Corp.
2.690% due 08/26/2005 (a)		$600	$601
Ford Motor Credit Co.
2.425% due 06/30/2005 (a)		100	100
7.600% due 08/01/2005		200	205
3.240% due 11/16/2006 (a)		700	699
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)		500	502
2.990% due 04/13/2006 (a)		1,000	997
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)		600	603
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)		800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		200	202
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		400	400

			5,109

Industrials 1.3%
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005		100	100
7.750% due 06/15/2005		800	817
2.960% due 05/24/2006 (a)		100	100
Tyco International Group S.A.
6.375% due 06/15/2005		400	406

			1,423

Utilities 1.0%
Entergy Mississippi, Inc.
4.350% due 04/01/2008		200	200
France Telecom S.A.
7.950% due 03/01/2006		300	315
Progress Energy, Inc.
6.050% due 04/15/2007		500	525

			1,040

Total Corporate Bonds & Notes (Cost $7,553)			7,572

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
2.995% due 09/01/2040 (a)		180	184
3.705% due 08/01/2029 (a)		501	504
5.500% due 01/01/2009 - 01/19/2020 (c)		2,824	2,911
5.833% due 02/01/2031 (a)		150	151
6.000% due 03/01/2017 - 11/01/2017 (c)		964	1,011
6.500% due 01/01/2033		52	54
Freddie Mac
2.852% due 11/15/2030 (a)		44	44
5.000% due 11/01/2018		167	170
6.000% due 03/01/2016 - 02/15/2030 (c)		733	749
6.500% due 07/25/2043		500	523
Government National Mortgage Association
3.000% due 02/20/2032 (a)		242	243
3.375% due 06/20/2027 - 05/20/2030 (a)(c)		372	379
8.500% due 10/20/2026		44	48

Total U.S. Government Agencies (Cost $6,922)			6,971

U.S. TREASURY OBLIGATIONS 26.9%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)		120	128
3.625% due 01/15/2008		1,300	1,416
4.250% due 01/15/2010		227	263
0.875% due 04/15/2010		101	100
3.500% due 01/15/2011		8,225	9,344
3.375% due 01/15/2012		107	122
3.000% due 07/15/2012		318	355
U.S. Treasury Note
2.875% due 11/30/2006		16,400	16,354

Total U.S. Treasury Obligations (Cost $28,055)			28,082

MORTGAGE-BACKED SECURITIES 4.3%
Bear Stearns Adjustable Rate Mortgage Trust
5.350% due 02/25/2033 (a)		58	58
5.640% due 02/25/2033 (a)		21	21
5.440% due 03/25/2033 (a)		235	240
4.910% due 01/25/2034 (a)		242	243
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		187	191
CS First Boston Mortgage Securities Corp.
6.250% due 06/25/2032 (a)		14	14
GMAC Commercial Mortgage Securities, Inc.
6.570% due 09/15/2033		231	235
GSR Mortgage Loan Trust
3.460% due 06/01/2034 (a)		771	761
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		198	198
Prime Mortgage Trust
2.817% due 02/25/2034 (a)		104	104
2.817% due 02/25/2034 (a)		53	53
SACO I, Inc.
2.607% due 07/25/2019 (a)		631	624
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)		129	129
6.250% due 01/25/2032 (a)		56	58
Washington Mutual Mortgage Securities Corp.
5.500% due 04/26/2032 (a)		57	58
5.400% due 02/25/2033 (a)		245	247
3.610% due 01/25/2040 (a)		9	9
2.922% due 06/25/2042 (a)		448	452
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		803	803

Total Mortgage-Backed Securities (Cost $4,503)			4,498

ASSET-BACKED SECURITIES 13.6%
Ameriquest Mortgage Securities, Inc.
2.727% due 04/25/2032 (a)		9	9
2.507% due 04/25/2034 (a)		358	358
2.527% due 05/25/2034 (a)		96	96
2.537% due 08/25/2034 (a)		317	317
Argent Securities, Inc.
2.597% due 11/25/2034 (a)		279	279
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)		239	239
Centex Home Equity
2.517% due 03/25/2034 (a)		260	260
Countrywide Asset-Backed Certificates
2.657% due 12/25/2031 (a)		127	127
2.570% due 12/25/2034 (a)		626	626
2.607% due 12/25/2034 (a)		543	543
2.360% due 11/25/2035 (a)		849	850
Credit-Based Asset Servicing & Securitization LLC
2.527% due 03/25/2034 (a)		150	150
2.547% due 08/25/2034 (a)		576	577
Equity One ABS, Inc.
2.527% due 07/25/2034 (a)		591	591
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)		216	217
Fremont Home Loan Trust
2.567% due 07/25/2034 (a)		260	260
GSAMP Trust
2.707% due 03/25/2034 (a)		393	393
2.597% due 10/01/2034 (a)		958	958
Home Equity Mortgage Trust
2.567% due 12/25/2034 (a)		452	452
Household Mortgage Loan Trust
2.760% due 02/20/2033 (a)		289	289
Merrill Lynch CLO Pilgrim-3
2.860% due 06/23/2010 (a)		126	125
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034 (a)		201	201
2.547% due 03/25/2034 (a)		192	192
Nelnet Student Loan Trust
2.017% due 04/25/2011 (a)		300	300
Park Place Securities, Inc.
2.567% due 10/25/2034 (a)		629	629
Renaissance Home Equity Loan Trust
2.617% due 07/25/2034 (a)		825	825
Residential Asset Mortgage Products, Inc.
2.557% due 04/25/2026 (a)		990	991
Residential Asset Securities Corp.
2.567% due 06/25/2023 (a)		238	238
Sears Credit Account Master Trust
2.532% due 08/18/2009 (a)		1,100	1,101
2.782% due 11/17/2009 (a)		1,000	1,001
Structured Asset Securities Corp.
2.537% due 06/25/2034 (a)		156	156
Terwin Mortgage Trust
2.547% due 09/25/2034 (a)(g)		283	283
Truman Capital Mortgage Loan Trust
2.757% due 01/25/2034 (a)		550	550
Wells Fargo Home Equity Trust
2.577% due 09/25/2034 (a)		89	89

Total Asset-Backed Securities (Cost $14,271)			14,272

SOVEREIGN ISSUES 1.7%
Republic of Brazil
3.063% due 04/15/2006 (a)		149	149
10.000% due 01/16/2007		200	223
3.125% due 04/15/2009 (a)		318	315
7.720% due 06/29/2009 (a)		300	354
Russian Federation
8.750% due 07/24/2005		700	720

Total Sovereign Issues (Cost $1,721)			1,761

FOREIGN CURRENCY-DENOMINATED ISSUES (f) 1.0%
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	770	1,046

Total Foreign Currency-Denominated Issues (Cost $997)			1,046

	Shares
PREFERRED SECURITY 0.4%
DG Funding Trust
3.360% due 12/29/2049 (a)		44	471

Total Preferred Security (Cost $464)			471

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		7,700	439

Total Preferred Stock (Cost $385)			439

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 54.7%
Commercial Paper 52.7%
ABN AMRO North America
1.925% due 01/24/2005		$300	300
1.945% due 01/31/2005		100	100
Anz (Delaware), Inc.
2.015% due 02/14/2005		100	100
2.375% due 02/22/2005		2,800	2,791
ASB Bank Ltd.
2.040% due 02/14/2005		2,600	2,594
Barclays U.S. Funding Corp.
2.425% due 03/15/2005		2,800	2,786
BP Amoco Capital PLC
2.100% due 01/03/2005		2,500	2,500
CDC Commercial Corp.
2.040% due 02/22/2005		1,000	997
Danske Corp.
2.035% due 02/14/2005		1,600	1,596
2.440% due 03/23/2005		1,500	1,492
Dexia Delaware LLC
2.010% due 01/21/2005		2,100	2,098
Fannie Mae
2.248% due 03/02/2005		100	99
2.299% due 03/02/2005		300	299
2.272% due 03/09/2005		1,500	1,493
2.285% due 03/09/2005		200	199
2.319% due 03/09/2005		1,400	1,393
2.390% due 03/16/2005		500	497
2.430% due 03/23/2005		2,000	1,989
2.474% due 03/30/2005		1,800	1,789
2.390% due 04/15/2005		1,000	993
Federal Home Loan Bank
1.934% due 01/14/2005		2,800	2,798
Fortis Funding LLC
2.000% due 01/21/2005		2,900	2,897
Freddie Mac
2.229% due 03/15/2005		2,000	1,990
General Electric Capital Corp.
2.040% due 02/04/2005		2,400	2,395
HBOS Treasury Services PLC
2.130% due 02/02/2005		700	699
2.420% due 03/14/2005		2,300	2,289
ING U.S. Funding LLC
2.445% due 03/21/2005		600	597
Nordea North America, Inc.
1.970% due 02/01/2005		2,000	1,997
Rabobank USA Financial Corp.
2.170% due 01/03/2005		1,000	1,000
Royal Bank of Scotland PLC
2.025% due 01/21/2005		600	599
Shell Finance (UK) PLC
2.280% due 01/10/2005		2,800	2,799
Skandinaviska Enskilda Banken AB
2.120% due 02/04/2005		2,200	2,196
Spintab AB
2.365% due 02/11/2005		2,800	2,793
UBS Finance, Inc.
2.510% due 04/27/2005		2,800	2,777
UniCredit Delaware
1.985% due 01/31/2005		1,200	1,198

			55,129

Repurchase Agreement 1.8%
State Street Bank
1.900% due 01/03/2005		1,822	1,822
(Dated 12/31/2004. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,863. Repurchase proceeds are $1,822.)

U.S. Treasury Bills 0.2%
2.199% due 03/03/2005-03/17/2005 (c)(d)		220	219

Total Short-Term Instruments (Cost $57,175)			57,170

Total Investments (Cost $122,046)		116.9%	$122,282

Other Assets and Liabilities (Net)		(16.9%)	(17,717)

Net Assets		100.0%	$104,565

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $347 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$(15)
Eurodollar September Long Futures	09/2005	197	(160)
Eurodollar December Long Futures	12/2005	55	(14)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	3	1

			$(188)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	700	$(45)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	1,100	87
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		$22,000	(22)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,300	(19)

							$1

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$20	$0
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	100	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	200	1

						$2

(f) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	62	02/2005	$1	$0	$1
Buy		150	03/2005	3	0	3
Buy	CP	12,355	02/2005	2	0	2
Buy		30,301	03/2005	3	0	3
Buy	EC	240	01/2005	8	0	8
Sell		1,303	01/2005	0	(24)	(24)
Buy	JY	22,297	01/2005	0	0	0
Buy	KW	24,105	02/2005	1	0	1
Buy	MP	561	03/2005	0	0	0
Buy	PN	71	02/2005	0	0	0
Buy		70	03/2005	0	0	0
Buy	PZ	84	02/2005	2	0	2
Buy		87	03/2005	1	0	1
Buy	RP	1,448	03/2005	0	0	0
Buy	RR	590	02/2005	1	0	1
Buy		1,524	03/2005	1	0	1
Buy	S$	35	02/2005	0	0	0
Buy		86	03/2005	1	0	1
Buy	SV	672	02/2005	1	0	1
Buy		669	03/2005	0	0	0
Buy	T$	686	02/2005	1	0	1
Buy		1,661	03/2005	1	0	1

				$27	$(24)	$3

(g) The aggregate value of fair valued securities is $283, which is 0.27% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Moderate Duration Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.5%
Banking & Finance 2.2%
Citigroup, Inc.
6.750% due 12/01/2005		$175	$181
6.200% due 03/15/2009		110	120
Ford Motor Credit Co.
7.500% due 03/15/2005		500	504
7.600% due 08/01/2005		17,714	18,130
General Electric Capital Corp.
6.500% due 12/10/2007		100	108
General Motors Acceptance Corp.
5.250% due 05/16/2005		800	808
4.230% due 05/19/2005 (a)		10,000	10,048
7.500% due 07/15/2005		224	229
3.329% due 10/20/2005 (a)		4,100	4,116
7.000% due 02/01/2012		60	62
Household Finance Corp.
6.500% due 01/24/2006		160	165
John Deere Capital Corp.
3.125% due 12/15/2005		160	160
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		700	724
4.470% due 07/03/2008 (a)		600	621
5.520% due 07/03/2008 (a)		300	249
Royal Bank of Scotland PLC
8.817% due 03/31/2049		3,600	3,650
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		400	401

			40,276

Industrials 1.8%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		5,400	5,516
3.349% due 09/26/2005 (a)		8,300	8,339
2.960% due 05/24/2006 (a)		4,600	4,624
Leggett & Platt, Inc.
7.650% due 02/15/2005		50	50
Petroleos Mexicanos
9.500% due 09/15/2027		600	758
SR Wind Ltd.
7.510% due 05/18/2005 (a)		1,000	1,008
8.010% due 05/18/2005 (a)		1,000	1,011
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,228
United Airlines, Inc.
7.186% due 04/01/2011 (b)		4,908	4,462

			33,996

Utilities 0.5%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		3,000	3,079
Hydro - Quebec
2.142% due 09/29/2049 (a)		5,000	4,721
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)		41	41
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,461	1,439

			9,280

Total Corporate Bonds & Notes (Cost $83,054)			83,552

MUNICIPAL BONDS & NOTES 0.0%
State of Maine General Obligation Bonds, Series 1999
6.450% due 06/15/2005		250	254

Total Municipal Bonds & Notes (Cost $255)			254

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
2.817% due 11/25/2032 (a)		25	25
3.000% due 08/25/2009		21	21
4.500% due 03/01/2019 - 06/01/2019 (d)		1,288	1,287
4.755% due 01/01/2027 (a)		188	190
5.000% due 12/01/2013 - 01/13/2035 (d)		83,669	84,891
5.500% due 06/01/2007 - 05/01/2034 (d)		130,857	135,108
5.630% due 11/01/2005		228	230
5.950% due 01/01/2009		208	221
6.000% due 05/01/2005 - 04/01/2032 (d)		14,868	15,590
6.130% due 10/01/2008		156	166
6.235% due 08/01/2008		185	196
6.325% due 04/01/2008		289	307
6.500% due 01/01/2013 - 06/25/2044 (d)		3,972	4,160
7.000% due 05/01/2012 - 05/01/2032 (d)		575	611
7.500% due 03/01/2015 - 07/25/2041 (d)		763	821
8.000% due 12/01/2006 - 08/01/2031 (d)		368	397
12.000% due 05/01/2016		7	8
Federal Home Loan Bank
5.960% due 02/05/2008		180	193
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023 (d)		879	890
Freddie Mac
4.000% due 05/01/2019		175	171
4.500% due 05/01/2018 - 05/01/2034 (d)		1,379	1,374
5.000% due 04/15/2016 - 08/01/2034 (d)		29,441	29,850
5.500% due 06/01/2017 - 10/01/2034 (d)		2,661	2,717
6.000% due 09/01/2013 - 09/01/2034 (d)		4,378	4,541
6.250% due 08/25/2022		880	882
6.500% due 07/25/2043		13	13
6.875% due 01/15/2005		380	381
7.000% due 04/01/2032		97	102
7.200% due 10/01/2006		62	66
7.500% due 05/01/2015		5	5
8.000% due 01/01/2012		28	30
8.500% due 04/15/2025		701	726
Government National Mortgage Association
2.857% due 10/16/2030 (a)		141	142
3.007% due 02/16/2030 (a)		1,596	1,612
3.057% due 02/16/2030 (a)		1,136	1,147
3.375% due 03/20/2020 - 03/20/2028 (a)(d)		906	921
4.625% due 11/20/2017 - 11/20/2025 (a)(d)		128	131
5.000% due 09/15/2017 - 12/15/2017 (d)		233	240
5.500% due 01/15/2017 - 09/20/2034 (d)		969	994
6.000% due 07/20/2015 - 08/20/2034 (d)		314	326
6.500% due 01/20/2034 - 08/20/2034 (d)		332	349
7.000% due 07/15/2031 - 12/15/2032 (d)		329	349
7.500% due 03/15/2008 - 01/15/2031 (d)		1,375	1,445
8.000% due 04/15/2017 - 11/15/2022 (d)		2,707	2,953
8.500% due 02/15/2008		29	31
9.000% due 06/15/2009 - 10/15/2017 (d)		232	250
9.500% due 08/15/2021 - 12/15/2021 (d)		39	45
Housing Urban Development
5.070% due 08/01/2015		2,000	2,033
5.290% due 08/01/2017		5,000	5,064
Small Business Administration
4.340% due 03/01/2024		88	86
4.504% due 02/10/2014		98	97
5.130% due 09/01/2023		24	24
6.090% due 07/01/2011		212	221
6.640% due 02/01/2011		10,241	10,869
7.449% due 08/01/2010		6,733	7,273

Total U.S. Government Agencies (Cost $319,988)			322,772

U.S. TREASURY OBLIGATIONS 32.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)		2,168	2,297
3.625% due 01/15/2008		31,781	34,627
3.875% due 01/15/2009		68,841	77,180
0.875% due 04/15/2010		1,310	1,298
3.500% due 01/15/2011		132,586	150,620
3.000% due 07/15/2012		4,565	5,095
1.875% due 07/15/2013		8,210	8,448
U.S. Treasury Notes
2.000% due 08/31/2005		185	184
5.750% due 11/15/2005		320	328
2.500% due 10/31/2006		200,000	198,196
3.500% due 12/15/2009		125,400	124,832

Total U.S. Treasury Obligations (Cost $600,818)			603,105

MORTGAGE-BACKED SECURITIES 1.1%
Bear Stearns Adjustable Rate Mortgage Trust
5.261% due 10/25/2032 (a)		160	160
5.353% due 02/25/2033 (a)		1,094	1,109
5.639% due 02/25/2033 (a)		516	516
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		7	7
Countrywide Home Loans, Inc.
2.688% due 04/25/2034 (a)		7	7
Credit-Based Asset Servicing & Securitization LLC
2.917% due 01/25/2033 (a)		2	2
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)		805	807
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)		519	519
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		3,657	3,661
Prime Mortgage Trust
2.817% due 02/25/2034 (a)		1,930	1,934
2.817% due 02/25/2034 (a)		477	478
Residential Funding Mortgage Securities I, Inc.
5.586% due 09/25/2032 (a)		195	195
SACO I, Inc.
2.607% due 07/25/2019 (a)		10,630	10,523
Structured Asset Securities Corp.
6.112% due 02/25/2032 (a)		118	118
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)		9	9
5.145% due 10/25/2032 (a)		862	874
3.181% due 02/27/2034 (a)		15	15

Total Mortgage-Backed Securities (Cost $21,049)			20,934

ASSET-BACKED SECURITIES 4.8%
ACE Securities Corp.
2.527% due 04/25/2034 (a)		2,843	2,845
Brazos Student Finance Corp.
3.230% due 06/01/2023 (a)		3,620	3,658
Centex Home Equity
2.697% due 01/25/2034 (a)		20	20
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.547% due 10/25/2034 (a)		4,037	4,036
Freemont Home Loan Owner Trust
2.813% due 12/25/2029 (a)		886	887
Fremont Home Loan Trust
2.567% due 07/25/2034 (a)		4,070	4,069
Home Equity Mortgage Trust
2.567% due 12/25/2034 (a)		7,536	7,542
Household Mortgage Loan Trust
2.760% due 02/20/2033 (a)		5,055	5,059
IMC Home Equity Loan Trust
2.777% due 03/25/2027 (a)		2	2
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.547% due 03/25/2034 (a)		3,572	3,574
2.547% due 03/25/2034 (a)		6,758	6,762
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(j)		4,700	4,681
Option One Mortgage Loan Trust
2.997% due 06/25/2030 (a)		360	360
Park Place Securities, Inc.
2.617% due 08/25/2034 (a)		7,287	7,291
Provident Bank Home Equity Loan Trust
2.688% due 08/25/2031 (a)		3,798	3,797
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)		16,900	16,909
2.532% due 08/18/2009 (a)		17,900	17,925

Total Asset-Backed Securities (Cost $89,349)			89,417

SOVEREIGN ISSUES 1.6%
Republic of Brazil
3.063% due 04/15/2006 (a)		2,467	2,473
3.063% due 04/15/2006 (a)		624	626
3.125% due 04/15/2009 (a)		4,130	4,098
3.125% due 04/15/2012 (a)		1,588	1,523
Republic of Panama
8.875% due 09/30/2027		700	773
Republic of Peru
9.125% due 01/15/2008		12,000	13,710
9.125% due 02/21/2012		5,000	5,850
United Mexican States
6.375% due 01/16/2013		40	43
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		22,000	313
0.000% due 06/30/2006 (a)		22,000	528
0.000% due 06/30/2007 (a)		22,000	471

Total Sovereign Issues (Cost $26,661)			30,408

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.5%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	6,000	9,419
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	800	749

Total Foreign Currency-Denominated Issues (Cost $6,613)			10,168

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 93.250 Exp. 09/19/2005		980	12

Total Purchased Put Options (Cost $10)			12

	Shares
PREFERRED SECURITY 0.2%
DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,387

Total Preferred Security (Cost $4,100)			4,387

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		138,200	7,869

Total Preferred Stock (Cost $6,910)			7,869

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 48.2%
Certificates of Deposit 7.5%
Bank of America, N.A.
1.995% due 01/18/2005		$200	200
2.000% due 02/01/2005		2,300	2,300
2.440% due 03/28/2005		44,000	44,000
Citibank, N.A.
2.465% due 03/29/2005		46,300	46,300
Wells Fargo Bank, N.A.
2.430% due 01/05/2005		45,800	45,800
2.040% due 01/18/2005		700	700

			139,300

Commercial Paper 40.0%
Fannie Mae
1.958% due 01/07/2005		18,500	18,496
1.990% due 01/19/2005		8,900	8,892
2.043% due 01/24/2005		33,100	33,057
1.986% due 01/26/2005		700	699
2.000% due 01/26/2005		6,400	6,392
2.073% due 02/02/2005		200	200
2.075% due 02/02/2005		31,400	31,345
2.030% due 02/04/2005		3,100	3,094
2.157% due 02/09/2005		1,700	1,696
2.175% due 02/09/2005		7,700	7,683
2.197% due 02/16/2005		500	499
2.210% due 02/16/2005		9,300	9,275
2.203% due 02/23/2005		900	897
2.248% due 03/02/2005		26,000	25,903
2.299% due 03/02/2005		18,500	18,431
2.285% due 03/09/2005		400	398
2.319% due 03/09/2005		2,200	2,190
2.230% due 03/15/2005		200	199
2.390% due 04/15/2005		18,700	18,564
2.485% due 05/25/2005		200	198
Federal Home Loan Bank
2.100% due 01/03/2005		215,300	215,300
1.950% due 01/14/2005		18,600	18,589
1.955% due 01/14/2005		32,500	32,481
Freddie Mac
1.985% due 01/25/2005		16,700	16,680
2.200% due 01/28/2005		100	100
2.160% due 02/08/2005		3,500	3,492
2.190% due 02/15/2005		50,800	50,667
2.255% due 02/22/2005		16,800	16,747
2.100% due 03/01/2005		17,700	17,635
2.110% due 03/01/2005		16,100	16,046
1.890% due 03/07/2005		600	597
2.183% due 03/08/2005		1,200	1,195
2.200% due 03/08/2005		18,500	18,417
2.220% due 03/11/2005		27,700	27,570
2.260% due 03/14/2005		18,500	18,409
General Electric Capital Corp.
2.340% due 03/01/2005		50,000	49,815
General Motors Acceptance Corp.
2.404% due 03/22/2005		1,100	1,094
2.495% due 04/05/2005		1,900	1,888
2.535% due 04/05/2005		600	596
UBS Finance, Inc.
2.180% due 01/03/2005		8,700	8,700
2.200% due 01/03/2005		42,600	42,600

			746,726

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005		6,000	6,000
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $6,120. Repurchase proceeds are $6,002.)

U.S. Treasury Bills 0.4%
2.195% due 03/03/2005-03/17/2005 (d)(e)		7,835	7,801

Total Short-Term Instruments (Cost $899,877)			899,827

Total Investments (Cost $2,058,684)		110.9%	$2,072,705
Written Options (g) (Premiums $51)		(0.0%)	(27)

Other Assets and Liabilities (Net)		(10.9%)	(203,920)

Net Assets		100.0%	$1,868,758

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $10,098 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,367	$(968)
Eurodollar September Long Futures	09/2005	2,774	(2,364)
Eurodollar December Long Futures	12/2005	745	(40)
Euro-Bund 10-Year Note Long Futures	03/2005	508	35
U.S. Treasury 5-Year Note Long Futures	03/2005	3,088	1,664

			$(1,673)

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	900	$(6)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		1,300	(62)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	1,100	50
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		2,400	194
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$53,900	299
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		71,400	(120)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		17,000	(57)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007		139,500	(143)

							$155

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$400	$3
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	7
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	12,000	75
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	5,200	6
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	600	2

						$93

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	82	$18	$19
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	82	33	8

				$51	$27

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$8,040	$8,381	$8,247

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	469	01/2005	$18	$0	$18
Buy		980	02/2005	21	0	21
Buy		428	03/2005	8	0	8
Buy	CP	131,101	02/2005	18	0	18
Buy		242,408	03/2005	27	0	27
Buy	EC	9,279	01/2005	293	0	293
Sell		22,424	01/2005	0	(378)	(378)
Buy	H$	2,515	01/2005	0	0	0
Buy	JY	1,967,920	01/2005	30	0	30
Sell		189,500	01/2005	0	(53)	(53)
Buy	KW	375,003	01/2005	35	0	35
Sell		777,098	02/2005	0	(24)	(24)
Buy		472,000	03/2005	11	0	11
Sell	MP	51	02/2005	0	0	0
Buy		4,485	03/2005	3	0	3
Buy	PN	411	02/2005	2	0	2
Buy		1,392	03/2005	2	0	2
Buy	PZ	748	02/2005	20	0	20
Buy		752	03/2005	7	0	7
Buy	RP	26,454	03/2005	5	0	5
Buy	RR	9,297	01/2005	11	0	11
Buy		12,191	03/2005	7	0	7
Buy	S$	545	01/2005	8	0	8
Sell		86	02/2005	0	0	0
Buy		682	03/2005	3	0	3
Buy	SV	3,816	02/2005	6	0	6
Buy		13,372	03/2005	5	0	5
Buy	T$	4,014	02/2005	3	0	3
Buy		13,284	03/2005	9	0	9

				$552	$(455)	$97

(j) The aggregate value of fair valued securities is $4,681, which is 0.25% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Money Market Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.1%
Certificates of Deposit 6.4%
Bank of America, N.A.
2.300% due 03/16/2005	$9,300	$9,300
Citibank, N.A.
2.465% due 03/29/2005	9,100	9,100
Wells Fargo Bank N.A.
2.060% due 01/11/2005	5,000	5,000

		23,400

Commercial Paper 72.0%
ABN AMRO North America
2.000% due 01/31/2005	7,400	7,389
Anz (Delaware), Inc.
2.015% due 02/14/2005	12,000	11,972
Bank of Ireland
1.960% due 01/27/2005	11,600	11,585
Barclays U.S. Funding Corp.
2.035% due 02/22/2005	11,000	10,969
CBA (de) Finance
1.970% due 01/10/2005	4,000	3,999
2.340% due 03/02/2005	5,000	4,981
Danske Corp.
2.220% due 01/24/2005	10,150	10,137
Fannie Mae
1.975% due 01/12/2005	3,100	3,098
1.989% due 01/26/2005	14,400	14,381
2.201% due 02/16/2005	600	598
2.210% due 02/16/2005	10,700	10,671
2.302% due 03/09/2005	10,000	9,958
Federal Home Loan Bank
1.960% due 01/21/2005	8,000	7,992
2.313% due 03/04/2005	10,000	9,962
2.320% due 03/09/2005	5,000	4,979
Fortis Funding LLC
2.000% due 01/21/2005	11,900	11,888
Freddie Mac
1.923% due 01/24/2005	12,000	11,986
2.160% due 02/08/2005	3,600	3,592
2.280% due 04/05/2005	17,775	17,666
HBOS Treasury Services PLC
2.470% due 04/12/2005	10,000	9,932
ING U.S. Funding LLC
2.400% due 03/14/2005	10,000	9,953
Nestle Capital Corp.
2.270% due 03/21/2005	10,000	9,951
Nordea North America, Inc.
1.910% due 01/18/2005	8,900	8,893
Oesterreichische
2.170% due 01/14/2005	9,000	8,994
Pfizer, Inc.
2.225% due 02/08/2005	10,000	9,978
Shell Finance (UK) PLC
1.990% due 01/28/2005	15,000	14,979
Skandinaviska Enskilda Banken AB
2.270% due 02/17/2005	10,000	9,972
Spintab AB
2.250% due 03/10/2005	10,000	9,959

		260,414

Repurchase Agreements 18.6%
Lehman Brothers, Inc.
1.650% due 01/03/2005	67,200	67,200
(Dated 12/31/2004. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $73,582. Repurchase proceeds are $67,209.)
State Street Bank
1.900% due 01/03/2005	34	34
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 0.000% due 01/14/2005 valued at $36. Repurchase proceeds are $34.)

		67,234

U.S. Treasury Bills 3.1%
2.169% due 04/07/2005-04/28/2005 (a)	11,200	11,127

Total Short-Term Instruments (Cost $362,175)		362,175

Total Investments (Cost $362,175)	100.1%	$362,175

Other Assets and Liabilities (Net)	(0.1%)	(541)

Net Assets	100.0%	$361,634

Notes to Schedule of Investments:

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes

Schedule of Investments

Municipal Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.5%
Alabama 1.8%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,394
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	367
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,501

		6,262

Alaska 0.7%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	547
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2008	2,000	1,809

		2,356

Arizona 1.7%
Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,327
Phoenix Civic Improvement Corporation Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	667	875
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	150	151
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,312

		5,665

Arkansas 0.2%
University of Arkansas, University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	750	772

California 5.5%
Association of Bay Area Governments Financing for Non-Profit Corp. Authority, California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,683
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
16.045% due 07/01/2011 (a)	4,000	6,167
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,584
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	355
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,351
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	355
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	360
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	172
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,020
Torrance, California Certificates of Participation Bonds, (AMBAC Insured), Series 2004-A
5.000% due 06/01/2034	4,500	4,621

		18,668

Colorado 2.2%
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 12/15/2015	3,750	4,278
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	110	114
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	50	51
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	80	81
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,460
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,442

		7,426

Connecticut 2.8%
Connecticut State General Obligation Bonds, Series 2001
8.434% due 12/15/2012 (a)	5,000	6,436
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
8.710% due 01/15/2011 (a)	2,500	3,030

		9,466

Florida 4.6%
Coral Gables, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2029	2,000	2,061
Florida State General Obligation Bonds, Series 2004
8.640% due 07/01/2011 a	3,103	3,764
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,769
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	341
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,302
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.271% due 10/01/2015 (a)	500	511
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	978

		15,726

Georgia 0.8%
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,410
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	231
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,125

		2,766

Hawaii 0.5%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	520	523
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,106

		1,629

Illinois 9.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	471
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,176
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	237
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,042
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,541
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,367
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	96
0.000% due 12/01/2012	135	98
0.000% due 12/01/2014	255	168
0.000% due 12/01/2015	1,885	1,179
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	449
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	2,000	2,069
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	836
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,763
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	3,000	3,314
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,211
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,058
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,152
9.000% due 02/01/2009	650	802
9.000% due 02/01/2011	690	903
9.000% due 02/01/2012	1,065	1,428
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	852

		32,212

Indiana 3.6%
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,502
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	306
4.400% due 01/15/2012	170	180
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	221
4.750% due 07/15/2009	200	217
4.750% due 01/15/2015	235	247
4.850% due 01/15/2016	295	310
5.000% due 07/15/2010	180	198
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	836
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,676
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,205
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,392
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	443
5.200% due 02/01/2012	230	252
5.500% due 02/01/2015	180	200

		12,385

Kentucky 1.0%
Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,230

Louisiana 2.2%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	245	266
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.630% due 04/01/2019 (a)	2,850	3,261
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	904
8.293% due 05/15/2039 (a)	3,500	2,885

		7,316

Massachusetts 0.7%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	419
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	220
4.800% due 11/01/2008	90	95
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	572
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
4.110% due 01/01/2017	1,000	1,083

		2,444

Michigan 2.8%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,870
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,106
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,614
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	58
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,108
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	832

		9,588

Minnesota 0.5%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	406
5.400% due 07/20/2028	1,265	1,318

		1,724

Mississippi 0.7%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,336

Missouri 1.3%
Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
8.770% due 02/01/2010 (a)	1,793	2,149
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	1,250	1,658
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	725	768

		4,341

Nevada 0.3%
Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	870	1,154

New Jersey 10.8%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	3,500	3,501
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,165
5.600% due 01/01/2012	1,000	1,009
6.375% due 04/01/2018	1,500	1,840
6.375% due 04/01/2031	10,000	12,269
6.500% due 04/01/2031	2,115	2,416
6.800% due 04/01/2018 (a)	250	287
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,253
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	590
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,100
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,494
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2013	5,000	5,695

		36,619

New Mexico 1.9%
New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
7.740% due 06/15/2012 (a)	5,000	6,058
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	317

		6,375

New York 6.5%
City of New York, New York Residual Bonds, (MBIA Insured), Series 2004
5.250% due 11/01/2015	667	874
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,794
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,109
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,928
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,366
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,339
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,657

		22,067

North Carolina 1.8%
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	589
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,114
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,386

		6,089

Ohio 3.8%
Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,148
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,218
5.375% due 12/01/2021	1,750	1,929
State of Ohio General Obligation Bonds, Series 2004
5.000% due 05/01/2011 (a)	2,500	3,032
7.810% due 06/15/2011 (a)	3,910	4,753

		13,080

Oklahoma 1.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,628
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	4,280	855

		5,483

Oregon 0.3%
Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,104

Pennsylvania 0.3%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	103
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	777

		880

Puerto Rico 0.3%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	857
6.000% due 07/01/2026	150	173

		1,030

Rhode Island 2.3%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,162
6.250% due 06/01/2042	6,025	5,615

		7,777

South Carolina 1.0%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,136
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,335

		3,471

Tennessee 3.6%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.740% due 12/01/2010 (a)	7,050	8,453
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,041
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,043
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,067
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	775

		12,379

Texas 9.6%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,997
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	809
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,653
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,867
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	264
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.560% due 07/01/2025 (a)	2,500	2,556
Houston, Texas Airport Systems Revenue Bonds, Series 2001 E
6.750% due 07/01/2029	1,000	869
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	382
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,117
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,973
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	475
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,119
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	271
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,841
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	834
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,077
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,087
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,128
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	237
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,371
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,552

		32,479

Virgin Islands 0.5%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,625

Virginia 0.9%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,058
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,065
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,025

		3,148

Washington 3.9%
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,809
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,355
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,180
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,965

		13,309

West Virginia 0.8%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,737

Wisconsin 4.2%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,579
5.000% due 10/01/2019	1,040	1,157
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011		397
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,445	2,564
4.700% due 11/01/2012	1,555	1,630
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	107
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	106
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	56
5.250% due 06/01/2017	50	56
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
8.640% due 05/01/2010 (a)	2,500	3,028
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,264

		14,367

Total Municipal Bonds & Notes (Cost $318,254)		331,485

SHORT-TERM INSTRUMENTS 2.8%
Repurchase Agreement 1.2%
State Street Bank
1.900% due 01/03/2005	3,849	3,849
(Dated 12/31/2004. Collateralized by Fannie Mae 1.875% due 01/15/2005 valued at $3,928. Repurchase proceeds are $3,850.)

U.S. Treasury Bills 1.6%
2.188% due 03/03/2005-03/17/2005 (c)(d)(e)	5,570	5,542

Total Short-Term Instruments (Cost $9,394)		9,391

Total Investments (Cost $327,648)	100.3%	$340,876
Written Options (g) (Premiums $1,535)	(0.4%)	(1,499)

Other Assets and Liabilities (Net)	0.1%	396

Net Assets	100.0%	$339,773

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security becomes interest bearing at a future date.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $3,057 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Municipal Bond Index March Long Futures	03/2005	7	$1
U.S. Treasury 30-Year Bond Short Futures	03/2005	243	(47)

			$(46)

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$508

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$113.000	02/18/2005	170	$121	$85
Call - CBOT U.S. Treasury Note March Futures	106.000	02/18/2005	214	1,414	1,414

				$1,535	$1,499

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 92.6%
Arkansas 1.3%
University of Arkansas, University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$250	$257

New York 81.9%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	164
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	518
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	550
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,106
New York City Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.170% due 11/01/2039	100	100
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.100% due 06/15/2022( a)	400	400
New York City Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.250% due 11/01/2022	350	350
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	286
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	245
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	251
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	570
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	548
5.250% due 11/01/2011	600	673
5.250% due 02/01/2029	500	549
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	434
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	293
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	161
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	502
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.280% due 08/15/2022 (a)	250	263
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	556
5.000% due 10/01/2030	750	771
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	277
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	201
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	460
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	558
5.000% due 06/15/2014	400	440
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	106
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	161
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	374
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	559
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	557
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	545
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	561
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	265
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	553
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	561
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	309
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	725

		16,867

Puerto Rico 7.5%
Puerto Rico Children's Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	116
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	583
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	231
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	550	614

		1,544

Texas 0.6%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

Virgin Islands 1.3%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	271
Total Municipal Bonds & Notes (Cost $18,565)		19,066

SHORT-TERM INSTRUMENTS 5.6%
Repurchase Agreement 4.8%
State Street Bank
1.900% due 01/03/2005	983	983
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 2.500% due 12/15/2005 valued at $1,007. Repurchase proceeds are $983.)

U.S. Treasury Bills 0.8%
2.191% due 03/03/2005-03/17/2005 (b)(c)	170	169

Total Short-Term Instruments (Cost $1,152)		1,152

Total Investments (Cost $19,717)	98.2%	$20,218
Written Options (d) (Premiums $22)	(0.1%)	(19)

Other Assets and Liabilities (Net)	1.9%	399

Net Assets	100.0%	$20,598

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $169 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	03/2005	9	$(2)

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	60	$15	$14
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	10	7	5

				$22	$19

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.8%
Banking & Finance 0.5%
Countrywide Home Loans, Inc.
2.425% due 02/23/2005 (a)		$700	$700
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		200	201
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		300	300

			1,201

Industrials 1.3%
DaimlerChrysler North America Holding Corp.
2.940% due 09/10/2007 (a)		3,200	3,213

Total Corporate Bonds & Notes (Cost $4,407)			4,414

MUNICIPAL BONDS & NOTES 0.4%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	487
6.125% due 06/01/2032		400	376

Total Municipal Bonds & Notes (Cost $785)			863

U.S. TREASURY OBLIGATIONS 107.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		7,350	7,787
3.625% due 01/15/2008		13,589	14,806
3.875% due 01/15/2009		12,921	14,486
4.250% due 01/15/2010		18,041	20,933
3.500% due 01/15/2011		15,137	17,195
3.000% due 07/15/2012		33,490	37,382
1.875% due 07/15/2013		7,172	7,380
2.000% due 01/15/2014		26,444	27,378
2.000% due 07/15/2014		37,186	38,378
2.375% due 01/15/2025		3,646	3,900
3.625% due 04/15/2028		27,737	36,418
3.875% due 04/15/2029		29,148	40,007
3.375% due 04/15/2032		1,076	1,424

Total U.S. Treasury Obligations (Cost $259,648)			267,474

ASSET-BACKED SECURITIES 0.3%
Redwood Capital Ltd.
4.306% due 01/01/2006 (a)		300	302
5.856% due 01/01/2006 (a)		300	302
Wells Fargo Home Equity Trust
2.578% due 09/25/2034 (a)		177	177

Total Asset-Backed Securities (Cost $777)			781

SOVEREIGN ISSUES 1.8%
Republic of Brazil
11.000% due 01/11/2012		1,100	1,341
3.125% due 04/15/2012 (a)		265	254
8.000% due 04/15/2014		557	573
Russian Federation
8.250% due 03/31/2010 (a)		500	556
5.000% due 03/31/2030 (a)		1,800	1,864

Total Sovereign Issues (Cost $4,494)			4,588

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.4%
Republic of France
3.000% due 07/25/2012	EC	1,754	2,697
Republic of Italy
2.150% due 09/15/2014		513	737

Total Foreign Currency-Denominated Issues (Cost $3,367)			3,434

SHORT-TERM INSTRUMENTS 9.3%
Commercial Paper 8.6%
Barclays U.S. Funding Corp.
2.480% due 04/18/2005		$2,900	2,878
BP Amoco Capital PLC
2.100% due 01/03/2005		700	700
Danske Corp.
2.440% due 03/23/2005		2,100	2,088
Fannie Mae
2.285% due 03/09/2005		4,200	4,181
2.390% due 03/16/2005		200	199
2.474% due 03/30/2005		200	199
2.485% due 05/25/2005		1,800	1,781
Shell Finance (UK) PLC
2.100% due 01/07/2005		3,900	3,899
UBS Finance, Inc.
2.370% due 03/10/2005		5,500	5,475

			21,400

Repurchase Agreement 0.4%
State Street Bank
1.900% due 01/03/2005		1,092	1,092
(Dated 12/31/2004. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $1,114. Repurchase proceeds are $1,092.)

U.S. Treasury Bill 0.3%
2.180% due 03/17/2005 (c)(d)		870	866

Total Short-Term Instruments (Cost $23,364)			23,358

Total Investments (Cost $296,842)		122.0%	$304,912
Written Options (f) (Premiums $30)		(0.0%)	(14)

Other Assets and Liabilities (Net)		(22.0%)	(54,952)

Net Assets		100.0%	$249,946

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(d) Securities with an aggregate market value of $368 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(68)
Euro-Bund 10-Year Note Long Futures	03/2005	71	(4)
U.S. Treasury 10-Year Note Long Futures	03/2005	84	117

			$45

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	$315
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$9,000	(44)
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033		7,900	(215)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,000	(9)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033		3,400	(124)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,300	(15)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,300	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,000	(29)

							$(121)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire Real Estate Investment Trust Total Return Index	1-week USD- LIBOR plus a spread	08/31/2005	$12	$1,803
Credit Suisse First Boston	Wilshire Real Estate Investment Trust Total Return Index	1-week USD- LIBOR plus a spread	10/31/2005	53	9,588

					$11,391

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	34	$16	$8
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	34	14	6

				$30	$14

(g) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$8,200	$8,254	$8,215

(h) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	1,124	01/2005	$27	$0	$27
Sell		947	01/2005	0	(31)	(31)
Buy	JY	276,883	01/2005	31	0	31

				$58	$(31)	$27

See accompanying notes

Schedule of Investments

Real Return Asset Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.0%
Banking & Finance 1.8%
Atlas Reinsurance PLC
8.790% due 04/07/2005 (a)		$250	$250
Countrywide Home Loans, Inc.
2.425% due 02/23/2005 (a)		900	900
Ford Motor Credit Co.
2.510% due 07/18/2005 (a)		500	500
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		300	301
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	116
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		1,750	1,811
Residential Reinsurance Ltd.
7.350% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		1,700	1,700
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		700	702

			6,867

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	102
Petroleos Mexicanos
9.500% due 09/15/2027		500	631

			733

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	110

Total Corporate Bonds & Notes (Cost $7,575)			7,710

MUNICIPAL BONDS & NOTES 0.2%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	452
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	250

Total Municipal Bonds & Notes (Cost $662)			702

U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		12,073	13,155
4.250% due 01/15/2010		10,400	12,067
3.500% due 01/15/2011		8,115	9,219
3.000% due 07/15/2012		12,780	14,266
2.000% due 01/15/2014		7,241	7,497
2.000% due 07/15/2014		19,145	19,759
2.375% due 01/15/2025		27,891	29,834
3.625% due 04/15/2028		93,204	122,373
3.875% due 04/15/2029		138,918	190,676

Total U.S. Treasury Obligations (Cost $393,258)			418,846

ASSET-BACKED SECURITIES 0.6%
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		1,100	1,107
5.450% due 01/01/2006 (a)		1,100	1,107
Wells Fargo Home Equity Trust
2.092% due 09/25/2034 (a)		177	177

Total Asset-Backed Securities (Cost $2,377)			2,391

SOVEREIGN ISSUES 1.4%
Republic of Brazil
3.063% due 04/15/2006 (a)		48	48
3.125% due 04/15/2009 (a)		106	105
3.125% due 04/15/2012 (a)		353	338
8.000% due 04/15/2014		1,003	1,033
11.000% due 08/17/2040		200	238
Russian Federation
8.250% due 03/31/2010 (a)		700	778
5.000% due 03/31/2030 (a)		2,800	2,899
United Mexican States
6.375% due 01/16/2013		200	214

Total Sovereign Issues (Cost $5,472)			5,653

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.7%
Pylon Ltd.
3.675% due 12/18/2008 (a)	EC	700	985
6.075% due 12/22/2008 (a)		1,200	1,697

Total Foreign Currency-Denominated Issues (Cost $2,307)			2,682

SHORT-TERM INSTRUMENTS 2.8%
Commercial Paper 2.1%
Bank of Ireland
2.505% due 04/21/2005		$7,400	7,343
UBS Finance, Inc.
2.410% due 03/15/2005		600	597

			7,940

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005		945	945
(Dated 12/31/2004. Collateralized by Federal Farm Credit Bank 1.500% due 05/23/2005 valued at $967. Repurchase proceeds are $945.)

U.S. Treasury Bills 0.5%
2.183% due 03/03/2005-03/17/2005 (b)(c)(d)		1,925	1,916

Total Short-Term Instruments (Cost $10,804)			10,801

Total Investments (Cost $422,455)		115.5%	$448,785
Written Options (g) (Premiums $49)		(0.0%)	(22)

Other Assets and Liabilities (Net)		(15.5%)	(60,158)

Net Assets		100.0%	$388,605

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $802 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	74	$(81)
Euro-Bund 10-Year Note Long Futures	03/2005	167	(6)
U.S. Treasury 10-Year Note Short Futures	03/2005	126	40

			$(47)

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,100	$301
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$5,500	(32)
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033		4,300	(65)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	(11)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033		16,400	(541)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,400	(12)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		2,200	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,000	(29)

							$(390)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	01/20/2005	$13,900	$(301)

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	55	$27	$13
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	55	22	9

				$49	$22

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$7,000	$7,046	$7,013
U.S. Treasury Note	4.750	05/15/2014	800	834	821

				$7,880	$7,834

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	1,940	01/2005	$0	$(56)	$(56)
Buy	JY	434,586	01/2005	47	0	47

				$47	$(56)	$(9)

See accompanying notes

Schedule of Investments

Real Return Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.1%
Banking & Finance 3.3%
Allstate Financial Global Funding
7.125% due 09/26/2005		$5,000	$5,142
Atlas Reinsurance II PLC
4.415% due 01/07/2005 (a)		1,250	1,250
Atlas Reinsurance PLC
8.790% due 04/07/2005 (a)		3,750	3,749
Countrywide Home Loans, Inc.
2.425% due 02/23/2005 (a)		42,600	42,589
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		10,000	10,234
Export-Import Bank of Korea
6.500% due 11/15/2006		2,500	2,630
Ford Motor Credit Co.
7.500% due 03/15/2005		1,710	1,725
3.000% due 06/30/2005 (a)		3,140	3,139
2.510% due 07/18/2005 (a)		27,750	27,734
7.600% due 08/01/2005		20,000	20,470
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		9,200	9,244
3.329% due 10/20/2005 (a)		15,000	15,059
3.185% due 05/18/2006 (a)		10,000	9,958
6.125% due 08/28/2007		870	896
National Australia Bank Ltd.
2.955% due 05/19/2010 (a)		1,500	1,496
Parametric Re Ltd.
3.280% due 11/19/2007 (a)		11,500	12,060
5.520% due 05/19/2008 (a)		1,500	1,568
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000	24,508
8.625% due 02/01/2022		6,900	8,045
Phoenix Quake Ltd.
4.470% due 07/03/2008 (a)		50,550	52,312
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		7,000	7,244
5.520% due 07/03/2008 (a)		14,750	12,250
Pioneer 2002 Ltd.
9.990% due 06/15/2006 (a)		5,000	5,153
Prudential Insurance Co. of America
6.375% due 07/23/2006		7,000	7,365
Residential Reinsurance Ltd.
7.300% due 12/01/2005 (a)		18,400	18,472
7.350% due 06/08/2006 (a)		22,600	22,042
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,937
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		50,200	50,192
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		30,200	30,293
Wachovia Corp.
7.550% due 08/18/2005		12,500	12,857

			426,613

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		1,087	1,110
Halliburton Co.
2.860% due 01/26/2007 (a)		8,530	8,538
Petroleos Mexicanos
9.500% due 09/15/2027		14,850	18,748
SR Wind Ltd.
6.880% due 05/18/2005 (a)		1,600	1,618
7.510% due 05/18/2005 (a)		2,000	2,015
Weyerhaeuser Co.
5.500% due 03/15/2005		1,638	1,646
6.125% due 03/15/2007		1,360	1,433

			35,108

Utilities 0.6%
British Telecom PLC
7.875% due 12/15/2005		10,750	11,215
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,673
Ohio Edison Co.
4.000% due 05/01/2008		10,000	10,005
Progress Energy, Inc.
6.750% due 03/01/2006		32,150	33,370
Sprint Capital Corp.
7.900% due 03/15/2005		13,250	13,394

			75,657

Total Corporate Bonds & Notes (Cost $530,509)			537,378

MUNICIPAL BONDS & NOTES 0.6%
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,940	3,772
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		25,000	25,063
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040		380	377
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,715	1,905
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013		5,285	5,899
District of Columbia TOB Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024		9,500	9,446
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		3,000	3,085
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021		4,110	4,131
6.750% due 06/01/2039		1,445	1,451
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		3,870	4,291
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032		5,000	5,130
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012		800	887
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		1,365	1,261
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		6,000	5,808
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032		5,000	5,097
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		750	731
6.125% due 06/01/2032		740	696
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		4,000	4,111
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		435	437

Total Municipal Bonds & Notes (Cost $80,165)			83,578

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
5.980% due 10/01/2031 (a)		1,510	1,526
Federal Housing Administration
7.430% due 12/01/2020		109	110
Freddie Mac
6.500% due 01/25/2028		100	105
7.000% due 10/15/2030		796	818
7.500% due 10/25/2043		22,978	24,706
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (c)		2,531	2,668
Housing Urban Development
5.530% due 08/01/2020		6,000	6,190

Total U.S. Government Agencies (Cost $36,206)			36,123

U.S. TREASURY OBLIGATIONS 113.8%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (e)		1,304,401	1,381,902
3.625% due 01/15/2008		1,259,254	1,372,046
3.875% due 01/15/2009		1,602,649	1,796,783
4.250% due 01/15/2010		1,033,484	1,199,124
0.875% due 04/15/2010		117,397	116,292
3.500% due 01/15/2011		1,048,061	1,190,614
3.375% due 01/15/2012		217,546	247,697
3.000% due 07/15/2012		1,748,247	1,951,412
1.875% due 07/15/2013		633,236	651,591
2.000% due 01/15/2014		1,173,098	1,214,524
2.000% due 07/15/2014		408,643	421,732
2.375% due 01/15/2025		276,790	296,068
3.625% due 04/15/2028		1,002,614	1,316,402
3.875% due 04/15/2029		1,104,283	1,515,715
3.375% due 04/15/2032		86,515	114,514
U.S. Treasury Bond
7.625% due 02/15/2025		100	136
U.S. Treasury Note
2.250% due 02/15/2007		100	98

Total U.S. Treasury Obligations (Cost $14,343,974)			14,786,650

MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030 (a)		999	1,007
4.771% due 12/25/2033 (a)		8,821	8,869
4.905% due 01/25/2034 (a)		5,740	5,783
Mellon Residential Funding Corp.
2.400% due 10/20/2029 (a)		764	771
Washington Mutual Mortgage Securities Corp.
3.181% due 02/27/2034 (a)		5,913	5,926

Total Mortgage-Backed Securities (Cost $22,408)			22,356

ASSET-BACKED SECURITIES 0.7%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.787% due 06/21/2029 (a)		7	7
Bear Stearns Asset-Backed Securities, Inc.
2.867% due 07/25/2033 (a)		842	844
Citifinancial Mortgage Securities, Inc.
2.232% due 01/25/2033 (a)		2,351	2,354
EQCC Home Equity Loan Trust
2.660% due 03/20/2029 (a)		29	29
Equity One ABS, Inc.
2.481% due 04/25/2034 (a)		2,987	2,990
Home Equity Asset Trust
2.827% due 03/25/2033 (a)		2,207	2,212
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		30,700	30,894
5.856% due 01/01/2006 (a)		36,300	36,513
Residential Asset Securities Corp.
2.717% due 01/25/2034 (a)		1,903	1,903
Wells Fargo Home Equity Trust
2.577% due 09/25/2034 (a)		8,773	8,780

Total Asset-Backed Securities (Cost $86,102)			86,526

SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014		1,700	2,406
Republic of Brazil
2.063% due 04/15/2006 (a)		3,672	3,681
2.125% due 04/15/2009 (a)		3,230	3,205
11.000% due 01/11/2012 (a)		1,600	1,951
8.000% due 04/15/2014		48,576	50,023
11.000% due 08/17/2040		5,300	6,295
Russian Federation
10.000% due 06/26/2007		7,000	7,928
8.250% due 03/31/2010 (a)		23,800	26,461
United Mexican States
6.375% due 01/16/2013		20,700	22,098
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		718	10
0.000% due 06/30/2006 (a)		714	17

Total Sovereign Issues (Cost $116,274)			124,075

FOREIGN CURRENCY-DENOMINATED ISSUES (f) 2.8%
Commonwealth of Canada
4.250% due 12/01/2021	C$	2,533	2,803
4.000% due 12/01/2031		9,785	11,401
3.000% due 12/01/2036		13,279	13,369
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	35,845
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	20,750	29,215
5.953% due 12/18/2008 (a)		40,700	57,549
Republic of France
1.600% due 07/25/2011		6,148	8,577
3.000% due 07/25/2012		44,632	68,644
2.250% due 07/25/2020		12,121	17,787
3.150% due 07/25/2032		29,349	51,091
Republic of Germany
5.250% due 01/04/2011		42,500	64,117
Republic of Italy
2.150% due 09/15/2014		2,054	2,948

Total Foreign Currency-Denominated Issues (Cost $307,910)			363,346

		Shares
PREFERRED STOCK 0.3%
Fannie Mae
7.000% due 12/31/2049 (a)		799,700	45,533

Total Preferred Stock (Cost $39,985)			45,533

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.3%
Commercial Paper 1.7%
Fannie Mae
2.230% due 03/15/2005		$5,700	5,672
2.515% due 05/19/2005		62,900	62,277
Federal Home Loan Bank
2.100% due 01/03/2005		4,000	4,000
Freddie Mac
2.183% due 03/08/2005		14,390	14,326
2.380% due 03/31/2005		128,000	127,213
2.385% due 04/04/2005		4,700	4,670
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,900	5,861

			224,019

Repurchase Agreement 0.1%
State Street Bank
1.900% due 01/03/2005		11,300	11,300
(Dated 12/31/2004. Collateralized by Freddie Mac 1.750% due 05/15/2005 valued at $11,530. Repurchase proceeds are $11,302.)

U.S. Treasury Bills 0.5%
2.188% due 03/03/2005-03/17/2005 (c)(d)(e)		68,445	68,117

Total Short-Term Instruments (Cost $303,553)			303,436

Total Investments (Cost $15,867,086)		126.1%	$16,389,001
Written Options (g) (Premiums $7,464)		(0.0%)	(2,305)

Other Assets and Liabilities (Net)		(26.1%)	(3,388,416)

Net Assets		100.0%	$12,998,280

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $19,421 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $16,715 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(2,570)
Euro-Bund 10-Year Note Long Futures	03/2005	2,559	234
U.S. Treasury 10-Year Note Long Futures	03/2005	7,202	4,483

			$2,147

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$172
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	276
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		250,000	(2,078)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	269
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	125
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	12,327
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		98,200	5,129
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	103
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		83,500	5,133
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	136
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	660
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	171
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$430,400	(2,222)
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033		191,750	(4,709)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,900	4
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		9,000	(4)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		283,000	(810)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033		121,200	(2,308)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		116,600	(413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		102,700	(174)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		87,000	(500)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005		10,000	(535)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		726,800	(1,612)

							$9,133

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	$7,000	$28
Morgan Stanley Dean Witter & Co.	Fannie Mae 7.000% due 07/24/2006	Sell	0.200%	05/03/2005	80,000	71

						$99

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	2,038	$949	$478
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	2,038	820	350

				$1,769	$828

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	$200,000	$2,815	$1,411
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	66

						$5,695	$1,477

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.250	08/15/2007	$127,800	$128,030	$127,688
U.S. Treasury Note	3.125	09/15/2008	177,200	175,490	175,473
U.S. Treasury Note	4.000	11/15/2012	44,000	43,940	43,715
U.S. Treasury Note	3.625	05/15/2013	21,600	20,937	20,853
U.S. Treasury Note	4.250	08/15/2013	155,000	156,272	154,665
U.S. Treasury Note	4.750	05/15/2014	315,400	328,780	323,705

				$853,449	$846,099

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	23,849	01/2005	$0	$(439)	$(439)
Buy	EC	7,947	01/2005	164	0	164
Sell		136,365	01/2005	0	(3,133)	(3,133)
Buy	JY	15,995,080	01/2005	1,704	0	1,704
Sell	N$	48,184	02/2005	0	(641)	(641)

				$1,868	$(4,213)	$(2,345)

See accompanying notes

Schedule of Investments

Real Return Fund II

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%
Banking & Finance 0.7%
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)	$100	$101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	300	300

Total Corporate Bonds & Notes (Cost $400)		401

MUNICIPAL BONDS & NOTES 0.4%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	250

Total Municipal Bonds & Notes (Cost $236)		250

U.S. TREASURY OBLIGATIONS 102.3%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,928	2,042
3.625% due 01/15/2008	4,018	4,378
3.875% due 01/15/2009	4,656	5,220
4.250% due 01/15/2010	2,496	2,896
3.500% due 01/15/2011	4,771	5,420
3.375% due 01/15/2012	2,043	2,326
3.000% due 07/15/2012	10,936	12,207
1.875% due 07/15/2013	1,559	1,604
2.000% due 01/15/2014	4,140	4,286
2.000% due 07/15/2014	1,420	1,466
2.250% due 01/15/2025	911	975
3.625% due 04/15/2028	4,721	6,199
3.875% due 04/15/2029	7,897	10,839

Total U.S. Treasury Obligations (Cost $56,317)		59,858

ASSET-BACKED SECURITIES 0.5%
Redwood Capital Ltd.
3.462% due 01/01/2006 (a)	300	302

Total Asset-Backed Securities (Cost $300)		302

SOVEREIGN ISSUES 1.4%
Russian Federation
8.250% due 03/31/2010 (a)	100	111
5.000% due 03/31/2030 (a)	500	518
United Mexican States
6.375% due 01/16/2013	200	213

Total Sovereign Issues (Cost $820)		842

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	4,300	245

Total Preferred Stock (Cost $215)		245

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.0%
Commercial Paper 2.2%
Anz (Delaware), Inc.
2.375% due 02/22/2005	$200	199
2.420% due 03/16/2005	500	498
Barclays U.S. Funding Corp.
2.365% due 03/07/2005	200	199
CBA (de) Finance
2.380% due 03/07/2005	400	398

		1,294

Repurchase Agreement 0.5%
State Street Bank
1.900% due 01/03/2005	288	288

(Dated 12/31/2004. Collateralized by Freddie Mac 2.300% due 11/17/2005 valued at $294. Repurchase proceeds are $288.)
U.S. Treasury Bills 0.3%
2.205% due 03/17/2005 (c)	155	154

Total Short-Term Instruments (Cost $1,737)		1,736

Total Investments (Cost $60,025)	108.7%	$63,634
Written Options (e) (Premiums $8)	(0.0%)	(4)

Other Assets and Liabilities (Net)	(8.7%)	(5,094)

Net Assets	100.0%	$58,536

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $154 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	11	$(12)
U.S. Treasury 10-Year Note Long Futures	03/2005	50	73

			$61

(d) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033	$2,600	$(90)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	1,700	(10)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033	200	(7)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	400	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	2,500	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033	700	(19)

						$(136)

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	9	$4	$2
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	9	4	2

				$8	$4

(f) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$1,700	$1,711	$1,703

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 99.6%
Alabama 1.3%
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	$1,100	$1,182
5.250% due 01/01/2013	4,350	4,775

		5,957

Alaska 1.7%
Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	2,890	3,103
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,217
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	700
0.000% due 06/30/2007	2,500	2,328

		7,348

Arizona 2.3%
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015 (a)	1,000	1,312
Pima County, Arizona Unified School District No. 16 Catalina Foothills General Obligation Bonds, (FSA Insured), Series 2004
4.250% due 07/01/2006	500	515
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,320
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,560
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,264

		9,971

Arkansas 1.3%
University of Arkansas, University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	5,500	5,663

California 7.4%
California State Economic Recovery General Obligation Bonds, Series 2004
3.000% due 07/01/2023	1,750	1,773
5.000% due 07/01/2008	6,560	7,116
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,757
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,006
California Statewide Communities Development Authority Revenue Bonds, Series 2004-F
2.300% due 04/01/2033 (a)	4,700	4,666
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	10,515	10,567
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	918
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,611
Torrance, California Certificates of Participation Bonds, (AMBAC Insured), Series 2004-A
5.000% due 06/01/2034	530	544

		32,958

Colorado 1.5%
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,548

Connecticut 0.2%
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	141
4.000% due 04/15/2007	560	576

		717

Delaware 1.2%
Delaware Transportation Authority Motor Fuel Tax Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2009	5,000	5,499

Florida 3.2%
Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,046
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	700
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	968
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,344
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 12/01/2017 (a)	500	537
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	330	355
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,531
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.799% due 10/01/2015 (a)	750	767

		14,248

Georgia 0.6%
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,203
Georgia State General Obligation Bonds, Series 2000
6.000% due 07/01/2008	1,425	1,595

		2,798

Illinois 6.3%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,506
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	543
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,271
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
6.500% due 11/15/2009	3,750	4,374
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.570% due 07/01/2012 (a)	300	310
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,101
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	192
Illinois Housing Development Authority Multi-Family Revenue Bonds, (Freddie Mac Insured), Series 2003
1.000% due 11/01/2033 (a)	1,370	1,370
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	1,955
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,239
Illinois State General Obligation Bonds, Series 2002
5.000% due 08/01/2007	6,090	6,478
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,352
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	688
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,474
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,090
0.000% due 10/01/2010	15	12

		27,955

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	392

Massachusetts 5.5%
Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
3.564% due 07/01/2020 (a)	7,005	7,035
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,095
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,755
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,100
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,078
Massachusetts State General Obligation Bonds, Series 2004
5.000% due 08/01/2007	3,000	3,193
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, (Citizens Bank of Massachusetts Insured), Series 2004
1.000% due 07/01/2039 (a)	1,080	1,080
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
4.534% due 01/01/2016 (a)	3,200	3,472
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,974

		24,215

Michigan 7.1%
Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,060
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,711
5.250% due 06/01/2010	5,000	5,550
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,753
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,731
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,104
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,206
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,610
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,556

		31,281

Minnesota 1.9%
Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,542
Minnesota State General Obligation Bonds, Series 2004
8.080% due 10/01/2009 (a)	2,500	3,022

		8,564

Missouri 0.6%
Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,107
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,673

		2,780

Nebraska 1.3%
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,767
University of Nebraska Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,147

		5,914

Nevada 0.4%
Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015 (a)	1,303	1,728

New Jersey 3.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	613
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,100
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,506
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,898
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,196

		14,313

New Mexico 1.1%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,584
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,063

		4,647

New York 9.5%
City of New York, New York Residual Bonds, (MBIA Insured), Series 2004
5.250% due 11/01/2015 (a)	1,000	1,311
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,497
New York City Transitional Finance Authority Revenue Bonds, Series 2003
5.250% due 02/01/2012	2,405	2,707
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,976
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	919
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,190
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	554
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,316
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D-1
5.000% due 11/01/2010	3,000	3,308
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,741
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,226
New York Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,147
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,738
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,933
5.400% due 07/15/2012	1,700	1,751

		42,314

North Carolina 1.4%
Guilford County, North Carolina General Obligation Bonds, Series 2004
4.000% due 10/01/2022	5,000	5,201
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,114

		6,315

Ohio 5.0%
Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,926
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,139
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,849
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,561
Ohio State Infrastructure Improvement General Obligation Bonds, Series 1998
5.500% due 08/01/2008	3,370	3,717
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,618
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,217

		22,027

Oklahoma 1.6%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	108
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,660
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	175	181

		6,949

Oregon 1.2%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,507

Pennsylvania 0.4%
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	143
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	552
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,110

		1,805

Puerto Rico 1.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2003
5.000% due 07/01/2018	2,000	2,142
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	286
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,838

		5,266

South Carolina 2.3%
South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,683
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,647

		10,330

Tennessee 1.8%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.080% due 12/01/2010 (a)	6,300	7,554
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	418

		7,972

Texas 13.0%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,203
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,519
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,704
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,761
Harris County Flood Control District, Texas General Obligation Bonds, Series 2004
5.000% due 10/01/2011	5,005	5,528
Harris County, Texas Capital Appreciation General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,218
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,147
6.800% due 12/15/2011	3,000	3,634
Kerrville Independent School District, Texas General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2013	2,190	2,417
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	412
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	454
North East Independent School District General Obligation Bonds, (PSF - GTD Insured), Series 2004
5.000% due 08/01/2033	9,750	9,973
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	808
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,169
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
4.000% due 06/01/2008	1,450	1,520
5.000% due 06/01/2007	2,000	2,119
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	751
University of Texas Revenue Bonds, Series 2004-B
5.250% due 08/15/2013	9,355	10,540

		57,877

Utah 1.3%
Utah State General Obligation Bonds, Series 2004
5.000% due 07/01/2010	5,000	5,535
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	302

		5,837

Virginia 1.4%
Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,142
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,177

		6,319

Washington 8.2%
Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,480
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,607
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,704
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,606
5.000% due 06/01/2013	6,955	7,698
Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,447
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,169
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,570
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,073
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	2,981

		36,335

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	149

Wisconsin 3.1%
Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,278
5.500% due 06/01/2005	5,635	5,685
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2009	240	249
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,141
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,317
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,084

		13,754

Total Municipal Bonds & Notes (Cost $440,228)		442,252

SHORT-TERM INSTRUMENTS 3.2%
Repurchase Agreement 1.4%
State Street Bank
1.900% due 01/03/2005	5,994	5,994
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 2.500% due 12/15/2005 valued at $6,114. Repurchase proceeds are $5,995.)

U.S. Treasury Bills 1.8%
2.196% due 03/03/2005-03/17/2005 (b)(c)(d)	8,000	7,960

Total Short-Term Instruments (Cost $13,959)		13,954

Total Investments (Cost $454,187)	102.8%	$456,206
Written Options (f) (Premiums $2,939)	(0.7%)	(2,889)
Other Assets and Liabilities (Net)	(2.1%)	(9,483)

Net Assets	100.0%	$443,834

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(d) Securities with an aggregate market value of $5,228 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	03/2005	404	$(104)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$29,300	$(168)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	67,400	(387)

						$(556)

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$113.000	02/18/2005	239	$171	$120
Call - CBOT U.S. Treasury Note March Futures	106.000	02/18/2005	419	2,768	2,769

				$2,939	$2,889

See accompanying notes

Schedule of Investments

Short-Term Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 17.1%
Banking & Finance 8.8%
Associates Corp. of North America
6.260% due 02/15/2006	$830	$857
Bank of America, N.A.
2.300% due 02/16/2005 (a)	46,900	46,903
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,271
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)	4,600	4,592
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	34,910	35,727
Ford Motor Credit Co.
7.500% due 03/15/2005	26,531	26,759
7.750% due 03/15/2005	9,195	9,282
7.600% due 08/01/2005	13,485	13,802
6.875% due 02/01/2006	5,100	5,255
General Electric Capital Corp.
2.615% due 03/15/2005 (a)	105,000	105,044
8.850% due 04/01/2005	5,675	5,755
7.500% due 05/15/2005	3,630	3,693
General Motors Acceptance Corp.
4.150% due 02/07/2005	10,445	10,462
5.250% due 05/16/2005	10,500	10,598
4.230% due 05/19/2005 (a)	300	301
7.500% due 07/15/2005	800	817
3.329% due 10/20/2005 (a)	7,660	7,690
6.750% due 01/15/2006	3,000	3,078
3.185% due 05/18/2006 (a)	1,325	1,319
4.500% due 07/15/2006	530	531
6.125% due 09/15/2006	3,182	3,263
GP Canada Finance Co.
7.200% due 12/15/2006	200	211
HBOS Treasury Services PLC
2.170% due 07/29/2005 (a)	1,500	1,501
Household Finance Corp.
6.700% due 11/15/2005	10,500	10,801
National Australia Bank Ltd.
2.290% due 05/15/2005 (a)(l)	25,000	25,008
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)	3,300	3,301
Premium Asset Trust
2.331% due 10/06/2005 (a)	500	500
SLM Corp.
2.220% due 01/25/2007 (a)	870	871
USAA Capital Corp.
7.050% due 11/08/2006	445	475
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	23,500	23,496
Vita Capital Ltd.
3.356% due 01/01/2007 (a)	3,000	3,009

		369,172

Industrials 4.6%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,500	2,569
American Standard, Inc.
7.375% due 04/15/2005	3,085	3,123
AOL Time Warner, Inc.
5.625% due 05/01/2005	715	722
Caesars Entertainment, Inc.
7.875% due 12/15/2005	4,884	5,079
8.500% due 11/15/2006	3,500	3,806
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	200	208
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	765	766
7.750% due 06/15/2005	6,863	7,010
3.210% due 08/08/2006 (a)	400	405
2.940% due 09/10/2007 (a)	22,000	22,089
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,110
Duke Energy Field Services LLC
7.500% due 08/16/2005	1,320	1,355
Enterprise Products Operating LP
8.250% due 03/15/2005	1,000	1,009
4.000% due 10/15/2007	2,260	2,256
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,105
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	6,611	6,892
HCA, Inc.
6.910% due 06/15/2005	13,730	13,933
ITT Corp.
6.750% due 11/15/2005	5,250	5,421
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,205
Lear Corp.
7.960% due 05/15/2005	1,400	1,422
MCI, Inc.
5.908% due 05/01/2007	462	474
6.688% due 05/01/2009	462	479
7.735% due 05/01/2014	396	427
Merck & Co., Inc.
4.125% due 01/18/2005	1,175	1,176
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,719
Mirage Resorts, Inc.
6.625% due 02/01/2005	5,250	5,263
7.250% due 10/15/2006	1,500	1,579
Nabisco, Inc.
6.375% due 02/01/2005	12,000	12,023
News America Holdings
7.430% due 10/01/2026	18,500	21,569
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,267
Pioneer Natural Resources Co.
8.875% due 04/15/2005	10,662	10,827
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	3,075	3,112
Procter & Gamble Co.
4.000% due 04/30/2005	1,000	1,005
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,500	1,528
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,481
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,910
Tyco International Group S.A.
6.375% due 06/15/2005	9,530	9,670
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	8,161	6,964
Weyerhaeuser Co.
5.500% due 03/15/2005	2,483	2,495

		192,453

Utilities 3.7%
AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,202
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,419
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,600	14,660
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,225
Dominion Resources, Inc.
7.625% due 07/15/2005	8,260	8,457
2.590% due 05/15/2006 (a)	3,000	3,008
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,548
GPU, Inc.
7.700% due 12/01/2005	150	155
Illinois Power Co.
6.750% due 03/15/2005	2,175	2,191
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,690
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	1,210	1,211
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,523
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,537
Qwest Corp.
6.625% due 09/15/2005	4,100	4,202
SBC Communications, Inc.
4.250% due 06/05/2021	24,530	24,674
Southern California Edison Co.
2.352% due 01/13/2006 (a)	2,500	2,509
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,408
Sprint Capital Corp.
7.900% due 03/15/2005	23,760	24,018
TXU Energy Co. LLC
2.838% due 01/17/2006 (a)	3,600	3,611
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,018

		153,266

Total Corporate Bonds & Notes (Cost $715,198)		714,891

MUNICIPAL BONDS & NOTES 0.0%
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
2.560% due 06/01/2009 (a)	703	703

Total Municipal Bonds & Notes (Cost $703)		703

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
1.876% due 10/03/2005 (a)	1,200	1,200
2.332% due 01/28/2005 (a)	19,685	19,686
2.567% due 08/25/2034 (a)	9,849	9,842
2.620% due 11/26/2032 (a)	4,899	4,899
2.867% due 10/25/2030 (a)	22	22
3.017% due 10/25/2017 (a)	845	853
3.180% due 02/01/2018 (a)	46	46
3.181% due 05/01/2021 - 04/01/2029 (a)(e)	521	525
3.226% due 01/01/2029 (a)	60	61
3.500% due 04/25/2017	5,177	5,170
3.706% due 05/01/2036 (a)	29,324	29,671
3.710% due 08/01/2029 (a)	5,400	5,607
3.713% due 07/01/2034 (a)	183	182
3.797% due 06/01/2034 (a)	116	116
3.970% due 08/01/2026 (a)	50	51
4.115% due 11/01/2025 (a)	48	48
4.140% due 07/01/2029 (a)	731	758
4.147% due 05/01/2036 (a)	533	542
4.375% due 10/01/2023	40	42
5.000% due 01/13/2035	2,000	1,984
5.190% due 12/01/2040 (a)	2,216	2,299
5.473% due 01/01/2032 (a)	2,060	2,108
6.000% due 02/25/2008	57	58
6.500% due 05/01/2021 - 10/25/2042 (e)	3,135	3,151
7.000% due 01/01/2005 - 03/01/2013 (e)	113	120
9.040% due 06/25/2032 (a)	1,873	2,006
Federal Home Loan Bank
1.958% due 01/05/2005 (a)	123,500	123,500
Federal Housing Administration
7.350% due 04/01/2019	802	810
7.430% due 09/01/2022	99	100
7.435% due 02/01/2019	327	331
Freddie Mac
2.165% due 11/07/2005 (a)	5,000	5,002
2.802% due 06/15/2031 (a)	1,136	1,139
3.000% due 11/15/2017	529	527
3.625% due 08/01/2017 (a)	195	196
4.000% due 09/22/2009	8,500	8,472
6.500% due 11/15/2007 - 07/25/2043 (e)	788	823
7.000% due 05/15/2023 (c)	39	0
Government National Mortgage Association
2.907% due 02/16/2030 (a)	142	143
3.000% due 02/20/2032 (a)	3,350	3,373
3.250% due 03/20/2029 - 03/20/2030 (a)(e)	3,391	3,429
3.375% due 05/20/2021 - 05/20/2030 (a) (e)	16,097	16,374
3.500% due 08/20/2029 - 09/20/2029 (a)(e)	9,755	9,899
3.750% due 07/20/2022 - 09/20/2027 (a)(e)	1,413	1,433
4.000% due 02/20/2019 (a)	54	53
4.625% due 10/20/2017 - 10/20/2027 (a) (e)	2,477	2,530
6.000% due 01/15/2032 - 03/15/2032 (e)	4,082	4,237
7.500% due 02/20/2030	486	511
8.000% due 07/15/2030 - 05/15/2032 (e)	540	587
8.500% due 06/20/2027	506	552
Small Business Administration
7.540% due 08/10/2009	487	526

Total U.S. Government Agencies (Cost $275,388)		275,594

U.S. TREASURY OBLIGATIONS 8.8%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)	120	128
3.625% due 01/15/2008	68,193	74,301
3.875% due 01/15/2009	7,355	8,246
3.500% due 01/15/2011	439	498
U.S. Treasury Bond
10.000% due 05/15/2010	19,505	20,029
U.S. Treasury Notes
2.875% due 11/30/2006	240,720	240,043
11.750% due 02/15/2010	24,500	24,774

Total U.S. Treasury Obligations (Cost $368,184)		368,019

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Large Loan
2.602% due 11/15/2015 (a)	5,700	5,710
Bank of America Mortgage Securities, Inc.
6.380% due 07/25/2032 (a)	1,183	1,206
5.600% due 10/20/2032 (a)	4,906	4,977
6.500% due 02/25/2033	3,096	3,149
Bear Stearns Adjustable Rate Mortgage Trust
5.260% due 10/25/2032 (a)	416	417
2.697% due 02/25/2034 (a)	5,579	5,597
Commercial Mortgage Pass-Through Certificates
2.582% due 11/15/2015 (a)	16,797	16,806
Countrywide Home Loans, Inc.
6.051% due 07/19/2031 (a)	65	67
5.610% due 03/19/2032 (a)	136	137
4.970% due 09/19/2032 (a)	1,076	1,079
2.690% due 04/25/2034 (a)	860	853
Credit-Based Asset Servicing & Securitization LLC
2.757% due 01/25/2032 (a)	136	136
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	403	404
2.807% due 05/25/2032 (a)	1,917	1,914
2.482% due 08/25/2033 (a)	16,516	16,391
Fieldstone Mortgage Investment Corp.
2.637% due 11/25/2033 (a)	8,872	8,883
First Republic Mortgage Loan Trust
2.737% due 06/25/2030 (a)	2,124	2,125
2.752% due 11/15/2031 (a)	1,760	1,771
2.702% due 08/15/2032 (a)	25,852	25,868
Greenwich Capital Acceptance, Inc.
2.661% due 06/25/2024 (a)	69	70
GSRPM Mortgage Loan Trust
2.817% due 11/25/2031 (a)	11,212	11,254
Indymac Adjustable Rate Mortgage Trust
3.870% due 01/25/2032 (a)	21	21
6.600% due 01/25/2032 (a)	45	45
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,558	2,577
Mellon Residential Funding Corp.
2.900% due 10/20/2029 (a)	9,551	9,639
2.842% due 12/15/2030 (a)	7,278	7,296
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	237	246
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	709	730
SACO I, Inc.
2.607% due 07/25/2019 (a)	2,252	2,229
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	346,656	3,505
Sequoia Mortgage Trust
2.790% due 10/20/2027 (a)	11,874	11,912
2.750% due 06/20/2032 (a)	589	589
2.760% due 07/20/2033 (a)	14,024	13,957
Structured Asset Mortgage Investments, Inc.
2.740% due 09/19/2032 (a)	712	709
2.760% due 03/19/2033 (a)	9,097	9,119
Structured Asset Securities Corp.
7.000% due 11/25/2031	117	117
6.110% due 02/25/2032 (a)	1,013	1,015
2.917% due 07/25/2032 (a)	5,902	5,919
6.150% due 07/25/2032 (a)	3,397	3,428
2.707% due 01/25/2033 (a)	4,368	4,369
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	290	295
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	15,280	15,272
5.144% due 10/25/2032 (a)	3,503	3,552
5.400% due 02/25/2033 (a)	2,293	2,309
3.670% due 01/25/2041 (a)	256	257
2.995% due 06/25/2042 (a)	11,867	11,988

Total Mortgage-Backed Securities (Cost $219,794)		219,909

ASSET-BACKED SECURITIES 6.9%
Advanta Revolving Home Equity Loan Trust
2.787% due 01/25/2024 (a)	36	36
Ameriquest Mortgage Securities, Inc.
2.727% due 04/25/2032 (a)	103	103
2.827% due 02/25/2033 (a)	1,408	1,411
2.857% due 02/25/2033 (a)	563	564
2.827% due 03/25/2033 (a)	1,131	1,134
2.897% due 02/25/2034 (a)	1,632	1,622
Amortizing Residential Collateral Trust
2.767% due 10/25/2031 (a)	1,681	1,685
2.707% due 07/25/2032 (a)	103	103
2.767% due 08/25/2032 (a)	801	803
Argent Securities, Inc.
2.867% due 09/25/2033 (a)	2,222	2,228
2.597% due 11/25/2034 (a)	1,304	1,304
Bear Stearns Asset-Backed Securities, Inc.
2.747% due 10/25/2032 (a)	2,298	2,301
2.867% due 07/25/2033 (a)	7,055	7,070
2.617% due 06/15/2043 (a)	220	221
Brazos Student Finance Corp.
2.800% due 06/01/2023 (a)	7,239	7,317
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)	2,489	2,491
Centex Home Equity
2.677% due 04/25/2032 (a)	843	844
2.717% due 09/26/2033 (a)	3,735	3,742
Chase Credit Card Master Trust
2.452% due 07/16/2007 (a)	13,300	13,310
2.532% due 01/15/2008 (a)	1,300	1,302
Chase Funding Loan Acquisition Trust
2.657% due 07/25/2030 (a)	2,136	2,138
Chase Funding Mortgage Loan Asset-Backed Certificates
2.637% due 10/25/2030 (a)	242	242
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)	292	292
Citifinancial Mortgage Securities, Inc.
2.717% due 01/25/2033 (a)	19	19
2.727% due 05/25/2033 (a)	3,946	3,954
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017 (a)	4,501	4,499
2.587% due 12/25/2018 (a)	756	757
2.607% due 09/25/2021 (a)	10,271	10,271
2.607% due 10/25/2021 (a)	1,319	1,320
2.560% due 09/25/2022 (a)	600	600
2.657% due 12/25/2031 (a)	183	183
2.787% due 05/25/2032 (a)	1,218	1,220
2.570% due 12/25/2034 (a)	894	894
2.567% due 04/25/2035 (a)	23,078	23,094
2.360% due 11/25/2035 (a)	2,293	2,295
Countrywide Home Equity Loan Trust
2.642% due 08/15/2025 (a)	147	146
CS First Boston Mortgage Securities Corp.
2.857% due 08/25/2032 (a)	455	456
Delta Funding Home Equity Loan Trust
2.813% due 09/15/2029 (a)	128	128
Equity One ABS, Inc.
2.717% due 04/25/2034 (a)	11,540	11,551
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,955	5,934
Fremont Home Loan Trust
2.757% due 02/25/2033 (a)	2,726	2,731
GMAC Mortgage Corp. Loan Trust
2.700% due 06/18/2027 (a)	278	278
GSAMP Trust
2.737% due 07/25/2032 (a)	455	458
HFC Home Equity Loan Asset-Backed Certificates
2.700% due 05/20/2031 (a)	544	545
2.760% due 10/20/2032 (a)	2,166	2,169
Home Equity Asset Trust
2.827% due 03/25/2033 (a)	1,295	1,298
2.877% due 05/25/2033 (a)	1,687	1,693
Home Equity Mortgage Trust
2.817% due 09/25/2033 (a)	195	195
2.837% due 01/15/2034 (a)	1,458	1,462
2.607% due 06/25/2034 (a)	5,047	5,051
2.567% due 12/25/2034 (a)	980	980
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	603	605
Irwin Home Equity Loan Trust
2.938% due 06/25/2028 (a)	3,234	3,247
2.707% due 06/25/2029 (a)	181	181
2.688% due 07/25/2032 (a)	1,645	1,647
Long Beach Mortgage Loan Trust
2.697% due 11/25/2009 (a)	606	608
2.667% due 09/25/2031 (a)	47	47
2.767% due 03/25/2032 (a)	117	118
2.817% due 03/25/2033 (a)	1,831	1,834
2.737% due 06/25/2033 (a)	3,342	3,348
Meritage Mortgage Loan Trust
2.557% due 01/25/2035 (a)	1,736	1,738
Merrill Lynch Mortgage Investors, Inc.
2.782% due 03/15/2025 (a)	1,832	1,835
2.737% due 05/25/2033 (a)	161	161
2.777% due 11/25/2033 (a)	467	468
2.517% due 12/25/2034 (a)	671	672
2.537% due 01/25/2035 (a)	179	179
2.557% due 04/25/2035 (a)	7,707	7,713
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.527% due 05/25/2033 (a)	48	48
2.757% due 08/25/2033 (a)	7,638	7,652
2.557% due 08/25/2034 (a)	983	983
2.567% due 10/25/2034 (a)	22,562	22,559
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)	248	248
2.717% due 09/25/2032 (a)	756	757
Morgan Stanley Warehouse Facilities
2.556% due 07/06/2005 (a)(l)	22,000	21,910
New Century Home Equity Loan Trust
2.587% due 11/25/2033 (a)	2,049	2,050
New York City Tax Lien
5.590% due 09/10/2014	329	327
Ocwen Mortgage Loan Asset-Backed Certificates
3.037% due 10/25/2029 (a)	1,654	1,655
Option One Mortgage Loan Trust
2.688% due 06/25/2032 (a)	169	170
2.688% due 08/25/2032 (a)	1,387	1,390
2.537% due 06/25/2033 (a)	38	38
2.527% due 05/25/2034 (a)	1,793	1,795
Quest Trust
2.980% due 06/25/2034 (a)	9,262	9,259
Renaissance Home Equity Loan Trust
2.857% due 08/25/2033 (a)	4,173	4,187
Residential Asset Mortgage Products, Inc.
2.567% due 06/25/2024 (a)	9,136	9,144
2.557% due 04/25/2026 (a)	4,861	4,865
2.747% due 12/25/2033 (a)	8,355	8,358
Residential Asset Securities Corp.
2.647% due 09/25/2031 (a)	1,839	1,841
2.717% due 01/25/2034 (a)	2,665	2,665
Salomon Brothers Mortgage Securities VII, Inc.
2.717% due 03/25/2032 (a)	801	801
Saxon Asset Securities Trust
2.817% due 12/25/2032 (a)	1,624	1,628
2.717% due 06/25/2033 (a)	825	827
2.820% due 12/25/2033	3,090	3,084
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)	4,000	4,002
2.782% due 11/17/2009 (a)	3,900	3,905
6.450% due 11/17/2009	3,751	3,809
SLM Student Loan Trust
2.063% due 07/27/2009 (a)	3,900	3,902
Specialty Underwriting & Residential Finance
2.757% due 01/25/2034 (a)	2,177	2,178
Structured Asset Investment Loan Trust
2.587% due 10/25/2033 (a)	706	707
Structured Asset Securities Corp.
2.537% due 06/25/2034 (a)	2,384	2,385
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	441	448
Terwin Mortgage Trust
2.997% due 06/25/2033 (a)	159	160

Total Asset-Backed Securities (Cost $290,471)		290,582

SOVEREIGN ISSUES 1.8%
Republic of Brazil
3.063% due 04/15/2006 (a)	26,026	26,089
10.000% due 01/16/2007	2,520	2,806
11.500% due 03/12/2008	2,600	3,064
3.125% due 04/15/2009 (a)	20,088	19,936
8.300% due 06/29/2009 (a)	7,500	8,841
3.125% due 04/15/2012 (a)	7,335	7,032
8.000% due 04/15/2014 (a)	490	505
Russian Federation
8.750% due 07/24/2005	5,150	5,299

Total Sovereign Issues (Cost $70,130)		73,572

SHORT-TERM INSTRUMENTS 60.7%
Certificates of Deposit 12.6%
Bank of America, N.A.
2.260% due 03/09/2005 (l)	94,900	94,900
2.300% due 03/16/2005	18,300	18,300
Citibank, N.A.
2.275% due 02/18/2005	107,200	107,200
2.450% due 03/21/2005	5,900	5,900
HSBC Bank USA
2.350% due 03/24/2005	83,400	83,400
2.410% due 04/01/2005	1,200	1,200
UBS AG
1.930% due 07/05/2005 (l)	106,500	106,500
Wells Fargo Bank N.A.
2.430% due 01/05/2005	110,700	110,700

		528,100

Commercial Paper 33.4%
Delphi Corp.
2.190% due 04/11/2005	3,600	3,600
Fannie Mae
1.010% due 01/03/2005	114,154	114,154
1.010% due 01/04/2005	30,000	29,998
1.958% due 01/07/2005	40,500	40,491
1.975% due 01/12/2005	19,100	19,091
2.043% due 01/24/2005	4,900	4,894
1.986% due 01/26/2005	45,400	45,340
2.000% due 01/26/2005	73,700	73,606
2.073% due 02/02/2005	7,500	7,487
2.075% due 02/02/2005	50,300	50,213
2.030% due 02/04/2005	4,100	4,092
2.175% due 02/09/2005	100	100
2.197% due 02/16/2005	8,000	7,978
2.203% due 02/23/2005	6,000	5,981
2.248% due 03/02/2005	1,600	1,594
2.299% due 03/02/2005	47,100	46,925
2.130% due 03/03/2005	50,400	50,224
2.319% due 03/09/2005	65,000	64,704
1.010% due 04/01/2005 (l)	27,671	27,499
2.555% due 04/01/2005 (l)	40,000	39,751
2.555% due 04/01/2005	44,650	44,372
2.390% due 04/15/2005	47,700	47,353
Federal Home Loan Bank
2.100% due 01/03/2005	73,600	73,600
1.955% due 01/14/2005	87,250	87,198
Ford Motor Credit Co.
2.520% due 04/07/2005	4,700	4,669
Freddie Mac
1.950% due 01/18/2005	45,700	45,662
2.200% due 01/28/2005	94,200	94,056
2.190% due 02/15/2005	40,600	40,494
2.255% due 02/22/2005	81,000	80,747
1.890% due 03/07/2005	50	50
2.200% due 03/08/2005	38,500	38,328
2.220% due 03/11/2005	41,600	41,405
2.260% due 03/14/2005	46,600	46,371
2.232% due 03/15/2005	34,300	34,129
1.960% due 04/18/2005	25	25
2.420% due 04/19/2005	60,000	59,546
General Motors Acceptance Corp.
2.362% due 03/21/2005	1,240	1,233
2.436% due 04/05/2005	6,700	6,656
2.495% due 04/05/2005	5,000	4,967
Nordea Bank Finland PLC
2.355% due 03/07/2005	64,600	64,600
UBS Finance, Inc.
1.940% due 01/25/2005	500	499

		1,396,605

Repurchase Agreements 14.4%
UBS Securities LLC
1.600% due 01/03/2005	600,000	600,000
(Dated 12/31/2004. Collateralized by U.S. Treasury Bonds 6.875% due 08/15/2025 valued at $614,314. Repurchase proceeds are $600,080.)
State Street Bank
1.900% due 01/03/2005	2,290	2,290
(Dated 12/31/2004. Collateralized by Freddie Mac 1.750% due 05/15/2005 valued at $2,338. Repurchase proceeds are $2,290.)

		602,290

U.S. Treasury Bills 0.3%
2.201% due 03/03/2005-05/12/2005 (e)(f)(g)	11,770	11,700

Total Short-Term Instruments (Cost $2,538,845)		2,538,695

Total Investments (Cost $4,478,713)	107.1%	$4,481,965
Written Options (i) (Premiums $2,314)	(0.1%)	(4,293)

Other Assets and Liabilities (Net)	(7.0%)	(292,484)

Net Assets	100.0%	$4,185,188

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $2,242 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $3,389 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	17	$0
Eurodollar June Long Futures	06/2006	17	(1)
Eurodollar September Long Futures	09/2006	17	(2)
Eurodollar December Long Futures	12/2005	320	(76)
Eurodollar December Long Futures	12/2006	17	(2)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	(98)
Euro-Bobl 5-Year Note Long Futures	03/2005	1	0
U.S. Treasury 10-Year Note Long Futures	03/2005	1,766	1,310
U.S. Treasury 5-Year Note Long Futures	03/2005	29	13

			$1,144

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC 92,500	$3,078
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK 297,000	1,680
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	$18,500	(1,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	239,900	(838)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	7,900	(52)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(111)

						$2,603

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$11
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	6
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	55
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	11,500	77
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	34
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	7,000	28
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	13
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	13
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	5
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	5
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	6
Merrill Lynch & Co., Inc.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	16.500%	01/16/2005	925	80
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	1,400	9
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	15,100	10
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	14
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	14
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	7

						$388

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$55,570	$1,089	$2,294
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	55,570	1,225	0
Call - OTC Nuveen California Performance Plus Municipal Fund 7.430% due 10/01/2026	Lehman Brothers, Inc.	100.000	%**	10/01/2006	18,500	0	1,999

						$2,314	$4,293

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,167	$7,116
U.S. Treasury Note	4.250	08/15/2013	165,770	167,130	165,798

				$174,297	$172,914

(k) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	6,533	01/2005	$165	$0	$165
Buy	JY	2,305,864	01/2005	35	0	35

				$200	$0	$200

(l) The aggregate value of fair valued securities is $315,568, which is 7.54% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Stocks PLUS Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 9.2%
Banking & Finance 3.4%
Ford Motor Credit Co.
7.500% due 03/15/2005		$1,600	$1,614
7.750% due 03/15/2005		400	404
2.510% due 07/18/2005 (a)		5,900	5,897
7.600% due 08/01/2005		8,600	8,802
General Motors Acceptance Corp.
4.438% due 03/04/2005 (a)		2,600	2,606
5.250% due 05/16/2005		3,100	3,129
3.329% due 10/20/2005 (a)		12,600	12,649
National Australia Bank Ltd.
2.955% due 05/19/2010 (a)		11,700	11,665
Phoenix Quake Ltd.
4.470% due 07/03/2008 (a)		500	517
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		600	621
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		6,100	6,099
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		300	301

			54,304

Industrials 4.0%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005		2,000	2,055
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,800	5,854
Cox Communications, Inc.
3.040% due 12/14/2007 (a)		1,300	1,303
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005		17,000	17,031
3.349% due 09/26/2005 (a)		1,100	1,105
Delhaize America, Inc.
7.375% due 04/15/2006		7,000	7,385
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,100	580
Georgia-Pacific Corp.
7.500% due 05/15/2006		5,300	5,578
HJ Heinz Co.
6.189% due 12/01/2005 (a) (l)		5,500	5,712
Host Marriott LP
8.375% due 02/15/2006		750	787
Kerr-McGee Corp.
5.375% due 04/15/2005		7,965	8,017
Tyco International Group S.A.
6.375% due 06/15/2005		9,000	9,132

			64,539

Utilities 1.8%
Hydro - Quebec
2.142% due 09/29/2049 (a)		1,200	1,133
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)		10,106	10,115
Sprint Capital Corp.
7.900% due 03/15/2005		1,500	1,516
7.125% due 01/30/2006		6,700	6,971
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)		9,050	9,078

			28,813

Total Corporate Bonds & Notes (Cost $147,914)			147,656

MUNICIPAL BONDS & NOTES 0.2%
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021		3,040	3,055

Total Municipal Bonds & Notes (Cost $3,026)			3,055

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
2.537% due 03/25/2034 (a)(i)		8,680	8,635
2.799% due 05/01/2022 (a)		20	20
2.817% due 11/25/2032 (a)		5,211	5,226
3.181% due 04/01/2018 (a)		70	71
4.100% due 07/01/2018 (a)		311	313
4.256% due 11/01/2027 (a)		85	86
4.352% due 11/01/2028 (a)		130	131
4.389% due 07/01/2028 (a)		85	86
4.411% due 04/01/2028 (a)		77	77
4.449% due 11/01/2028 (a)		105	106
4.802% due 12/01/2036 (a)		3,502	3,562
4.836% due 02/01/2027 (a)		11	11
4.998% due 12/01/2023 (a)		6	6
5.000% due 04/25/2033		6,448	6,489
5.063% due 09/01/2034 (a)		3,691	3,701
5.174% due 04/01/2033 (a)		2,186	2,234
5.598% due 08/01/2029 (a)		71	71
5.996% due 04/25/2020		8	8
6.000% due 01/01/2016 - 10/01/2033 (e)		4,136	4,339
6.500% due 09/01/2005 - 03/25/2023 (c)(e)		259	52
7.000% due 02/01/2015 - 03/01/2015 (e)		3,044	3,228
7.500% due 09/01/2015 - 05/01/2016 (e)		2,356	2,501
8.000% due 03/01/2030 - 07/01/2031 (e)		516	557
Freddie Mac
3.319% due 12/01/2022 (a)		123	126
3.327% due 06/01/2022 (a)		99	103
3.640% due 07/01/2019 (a)		883	907
5.500% due 11/15/2015 - 08/15/2030 (e)		1,743	1,743
5.700% due 02/15/2031		1,749	1,763
6.000% due 03/01/2016 - 10/01/2033 (e)		7,754	8,024
6.500% due 10/25/2043		5,192	5,425
8.500% due 04/01/2025 - 06/01/2025 (e)		30	33
Government National Mortgage Association
2.810% due 09/20/2030 (a)		12	12
3.375% due 02/20/2026 - 02/20/2028 (a)(e)		2,346	2,384
3.750% due 07/20/2018 - 07/20/2027 (a)(e)		4,644	4,700
4.625% due 12/20/2022 - 12/20/2027 (a)(e)		953	975
4.750% due 08/20/2024 - 08/20/2026 (a)(e)		55	56
8.000% due 04/20/2030		536	580

Total U.S. Government Agencies (Cost $68,526)			68,341

U.S. TREASURY OBLIGATIONS 9.3%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		26,990	28,594
3.625% due 01/15/2008 (g)		90,870	99,009
3.875% due 01/15/2009		466	522
4.250% due 01/15/2010		1,589	1,843
0.875% due 04/15/2010		605	599
3.500% due 01/15/2011		1,426	1,620
3.000% due 07/15/2012		3,610	4,029
2.000% due 07/15/2014		11,242	11,602

Total U.S. Treasury Obligations (Cost $146,524)			147,818

MORTGAGE-BACKED SECURITIES 4.9%
Bank Mart
3.107% due 03/01/2019 (a)(i)(l)		1,488	1,437
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		2,584	2,662
Bear Stearns Adjustable Rate Mortgage Trust
5.942% due 06/25/2032 (a)		585	593
5.370% due 01/25/2033 (a)		902	914
5.123% due 03/25/2033 (a)		1,498	1,509
4.317% due 01/25/2034 (a)		2,874	2,886
4.778% due 01/25/2034 (a)		5,305	5,334
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		4,645	4,716
CS First Boston Mortgage Securities Corp.
2.967% due 11/25/2031 (a)		308	309
2.817% due 02/25/2032 (a)		181	181
1.727% due 03/25/2032 (a)		4,267	4,279
5.058% due 06/25/2032 (a)		280	282
6.238% due 06/25/2032 (a)		423	427
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		214	214
Fund America Investors Corp.
3.576% due 06/25/2023 (a)		32	32
GSR Mortgage Loan Trust
2.767% due 01/25/2034 (a)		1,268	1,269
Impac CMB Trust
2.817% due 07/25/2033 (a)		4,488	4,493
2.797% due 10/25/2033 (a)		720	719
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		3,171	3,174
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,299	3,323
Mellon Residential Funding Corp.
2.642% due 06/15/2030 (a)		8,934	8,912
Merrill Lynch Mortgage Investors, Inc.
2.868% due 01/25/2029 (a)		7,353	7,578
4.910% due 12/25/2032 (a)		1,259	1,254
Prime Mortgage Trust
2.817% due 02/25/2019 (a)		477	478
2.817% due 02/25/2034 (a)		1,878	1,882
Resecuritization Mortgage Trust
2.667% due 04/26/2021 (a)		15	15
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,609	1,658
Salomon Brothers Mortgage Securities VII, Inc.
4.574% due 12/25/2030 (a)		1,848	1,882
Structured Asset Mortgage Investments, Inc.
9.441% due 06/25/2029 (a)		1,973	2,084
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)		2,017	2,018
2.897% due 03/25/2031 (a)		217	220
3.837% due 09/25/2036 (a)		21	22
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		338	340
3.181% due 02/27/2034 (a)		3,577	3,585
2.862% due 06/25/2042 (a)		7,836	7,917

Total Mortgage-Backed Securities (Cost $78,698)			78,598

ASSET-BACKED SECURITIES 4.8%
AFC Home Equity Loan Trust
2.567% due 06/25/2028 (a)		1,294	1,292
Ameriquest Mortgage Securities, Inc.
2.727% due 05/25/2032 (a)		38	38
2.688% due 08/25/2032 (a)		543	544
2.497% due 05/25/2034 (a)		3,674	3,674
Amortizing Residential Collateral Trust
2.737% due 07/25/2032 (a)		669	669
Chase Funding Mortgage Loan Asset-Backed Certificates
2.042% due 09/25/2021 (a)		5,637	5,641
2.787% due 10/25/2032 (a)		1,584	1,588
Countrywide Asset-Backed Certificates
2.022% due 06/25/2022 (a)		7,343	7,348
2.560% due 05/25/2023 (a)		8,500	8,507
2.637% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)		961	965
2.747% due 05/25/2043 (a)		1,242	1,242
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.063% due 10/25/2034 (a)		4,037	4,036
Freddie Mac
6.000% due 06/01/2033		3,515	3,634
HFC Home Equity Loan Asset-Backed Certificates
2.760% due 10/20/2032 (a)		4,141	4,147
Home Equity Mortgage Trust
2.667% due 04/25/2034 (a)		432	432
Impac CMB Trust
2.667% due 01/25/2034 (a)		4,317	4,323
Indymac Home Equity Loan Asset-Backed Trust
2.867% due 10/25/2033 (a)		1,294	1,296
Irwin Home Equity Loan Trust
2.667% due 11/25/2028 (a)		5,303	5,304
Merrill Lynch CLO Pilgrim-3
2.860% due 06/23/2010 (a)		1,892	1,873
Novastar Home Equity Loan
2.207% due 04/25/2028 (a)		392	392
Residential Asset Mortgage Products, Inc.
2.667% due 02/25/2034 (a)		11,068	11,054
Residential Asset Securities Corp.
2.537% due 06/25/2025 (a)		2,020	2,021
2.717% due 01/25/2034 (a)		3,363	3,363
Structured Asset Investment Loan Trust
2.557% due 08/25/2010 (a)		17	17
Structured Asset Securities Corp.
2.301% due 06/25/2034 (a)		2,618	2,620

Total Asset-Backed Securities (Cost $76,745)			76,739

SOVEREIGN ISSUES 1.6%
Republic of Brazil
3.063% due 04/15/2006 (a)		$2,796	2,803
10.000% due 01/16/2007		3,000	3,340
3.125% due 04/15/2009 (a)		635	631
3.125% due 04/15/2009 (a)		2,647	2,627
Russian Federation
8.750% due 07/24/2005		12,000	12,347
United Mexican States
2.752% due 01/13/2009 (a)		4,700	4,769

Total Sovereign Issues (Cost $32,417)			26,517

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 8.6%
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	94,500	128,345
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,125

Total Foreign Currency-Denominated Issues (Cost $122,574)			137,470

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000
Exp. 06/13/2005		451	3
Strike @ 94.750
Exp. 06/13/2005		207	1
Strike @ 94.500
Exp. 06/13/2005		1,041	7
Eurodollar September Futures (CME)
Strike @ 93.750
Exp. 09/19/2005		127	1
Strike @ 93.250
Exp. 09/19/2005		2,114	26
S&P 500 Index March Futures (CME)
Strike @ 725.000
Exp. 03/18/2005		1,000	0
Strike @ 700.000
Exp. 03/18/2005		2,259	1

	Notional Amount (000s)
S&P 500 Index March Futures (OTC)
Strike @ 700.000
Exp. 03/18/2005		$417	0

Total Purchased Put Options (Cost $175)			39

	Shares
PREFERRED SECURITY 0.6%
DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,769

Total Preferred Security (Cost $9,564)			9,769

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		120,100	6,838

Total Preferred Stock (Cost $6,005)			6,838

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 53.8%
Certificates of Deposit 7.1%
Bank of America, N.A.
2.030% due 02/04/2005		$3,200	3,200
2.300% due 03/16/2005		44,900	44,900
Citibank, N.A.
2.275% due 02/18/2005		27,300	27,300
HSBC Bank USA
2.410% due 04/01/2005		38,300	38,300
Wells Fargo Bank N.A.
2.060% due 01/11/2005		200	200

			113,900

Commercial Paper 40.1%
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		34,400	34,345
Delphi Corp.
2.090% due 04/11/2005		8,800	8,796
Fannie Mae
2.197% due 02/16/2005		600	598
2.203% due 02/23/2005		29,300	29,205
2.221% due 02/23/2005		7,600	7,576
2.248% due 03/02/2005		27,600	27,497
2.299% due 03/02/2005		38,200	38,058
2.319% due 03/09/2005		14,200	14,135
2.390% due 03/16/2005		23,000	22,884
2.430% due 03/23/2005		4,600	4,574
2.390% due 04/15/2005		17,200	17,075
Federal Home Loan Bank
2.100% due 01/03/2005		140,700	140,700
1.955% due 01/14/2005		52,000	51,969
Freddie Mac
1.950% due 01/18/2005		19,000	18,984
1.985% due 01/25/2005		51,700	51,637
2.190% due 02/15/2005		3,600	3,591
2.110% due 03/01/2005		19,300	19,236
1.890% due 03/07/2005		19,600	19,514
2.200% due 03/08/2005		19,500	19,413
2.220% due 03/11/2005		22,700	22,594
2.260% due 03/14/2005		500	498
General Electric Capital Corp.
2.340% due 03/01/2005		6,400	6,376
Nordea Bank Finland PLC
2.355% due 03/07/2005		38,100	38,100
UBS Finance, Inc.
2.180% due 01/03/2005		44,300	44,300

			641,655

Repurchase Agreement 0.4%
State Street Bank
1.900% due 01/03/2005		6,474	6,474
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $6,608. Repurchase proceeds are $6,475.)

U.S. Treasury Bills 6.2%(e)(f)(g)
2.193% due 03/03/2005-03/17/2005		99,710	99,273

Total Short-Term Instruments (Cost $861,394)			861,302

Total Investments (Cost $1,553,562)		97.7%	$1,564,142

Other Assets and Liabilities (Net)		2.3%	37,111

Net Assets		100.0%	$1,601,253

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $112,272 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	292	$(179)
Eurodollar September Long Futures	09/2005	1,283	(663)
Eurodollar December Long Futures	12/2005	1,141	(305)
Emini S&P 500 March Long Futures	03/2005	8,888	19,448
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 95.000	03/2005	160	(3)
Euribor Written Put Options Strike @ 97.750	06/2005	2,959	(267)
Euro-Bund 10-Year Note Long Futures	03/2005	12	3
Government of Japan 10-Year Note Long Futures	03/2005	22	60
S&P 500 Index March Long Futures	03/2005	3,154	26,147
U.S. Treasury 10-Year Note Long Futures	03/2005	1,110	574
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(27)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1,616	542

			$45,305

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(102)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(115)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(604)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(215)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$3,900	2
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		10,600	59

							$(976)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	$13,100	$9
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	5,300	36

						$45

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/29/2005	$12	$645
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/17/2005	45	1,145

					$1,789

(i) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
Bank Mart	3.120%	03/01/2019	07/07/1995	$1,492	$1,437	0.09%

(j) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$34,100	$33,054	$32,911
U.S. Treasury Note	4.250	11/15/2013	30,400	30,601	30,184
U.S. Treasury Note	4.000	02/15/2014	128,500	126,768	125,346

				$190,423	$188,441

(k) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,551	01/2005	$87	$0	$87
Sell		103,326	01/2005	0	(2,041)	(2,041)
Buy	JY	3,075,452	01/2005	47	0	47
Sell		266,382	01/2005	0	(4)	(4)
Sell	N$	11,459	02/2005	0	(153)	(153)

				$134	$(2,198)	$(2,064)

(l) The aggregate value of fair valued securities is $7,149, which is 0.45% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 1.6%
CIT Group, Inc.
3.630% due 01/31/2005 (a)	$50	$50
Ford Motor Credit Co.
7.600% due 08/01/2005	700	716
3.240% due 11/16/2006 (a)	2,800	2,798
General Motors Acceptance Corp.
4.438% due 03/04/2005 (a)	100	100
5.250% due 05/16/2005	300	303
3.329% due 10/20/2005 (a)	4,200	4,217
National Australia Bank Ltd.
2.955% due 05/19/2010 (a)	600	598
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	800	800

		9,593

Industrials 1.0%
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)	5,540	5,566

Utilities 0.3%
AEP Texas Central Co.
3.540% due 02/15/2005 (a)	5	5
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	1,787	1,789

		1,794

Total Corporate Bonds & Notes (Cost $16,950)		16,953

MUNICIPAL BONDS & NOTES 0.8%
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,028
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,245	3,107
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	619

Total Municipal Bonds & Notes (Cost $4,708)		4,819

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
2.537% due 03/25/2034 (a)	1,432	1,424
2.767% due 03/25/2044 (a)	2,102	2,103
2.817% due 11/25/2032 (a)	193	194
3.706% due 05/01/2036 (a)	27	27
4.802% due 12/01/2036 (a)	122	124
5.000% due 11/01/2017 - 01/13/2035 (c)	47,784	48,082
5.063% due 09/01/2034 (a)	148	148
5.229% due 04/01/2033 (a)	79	81
5.500% due 03/01/2034 - 01/13/2035 (c)	5,511	5,597
6.000% due 07/25/2024	1,676	1,689
7.000% due 09/01/2013	29	30
8.000% due 12/01/2030	6	7
Freddie Mac
2.625% due 07/15/2016 (a)	2,845	2,847
3.661% due 02/01/2024 (a)	33	34
4.500% due 10/01/2007	96	98
5.000% due 08/15/2013	596	600
5.500% due 08/15/2030	195	194
5.700% due 02/15/2031	25	25
6.000% due 02/15/2030	1,052	1,061
8.000% due 01/01/2017	71	77
Government National Mortgage Association
3.375% due 03/20/2027 (a)	9	10
8.000% due 02/15/2030	4	4
Small Business Administration
5.520% due 06/01/2024	1,572	1,638

Total U.S. Government Agencies (Cost $66,052)		66,094

U.S. TREASURY OBLIGATIONS 15.2%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	21,034	22,918
3.875% due 01/15/2009	13,410	15,034
4.250% due 01/15/2010	7,716	8,952
0.875% due 04/15/2010	5,845	5,790
3.500% due 01/15/2011	439	498
3.000% due 07/15/2012	5,203	5,807
1.875% due 07/15/2013	2,079	2,139
2.000% due 07/15/2014	9,317	9,616
U.S. Treasury Bond
8.875% due 02/15/2019	500	720
U.S. Treasury Notes
2.500% due 09/30/2006	1,500	1,488
3.500% due 11/15/2009	400	398
3.500% due 12/15/2009	16,100	16,027

Total U.S. Treasury Obligations (Cost $88,919)		89,387

MORTGAGE-BACKED SECURITIES 2.1%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	431	444
6.500% due 02/25/2033	124	126
Bear Stearns Adjustable Rate Mortgage Trust
5.378% due 01/25/2033 (a)	2	2
5.122% due 03/25/2033 (a)	14	14
4.785% due 12/25/2033 (a)	370	372
4.380% due 01/25/2034 (a)	183	184
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	422	429
Countrywide Home Loans, Inc.
1.885% due 04/25/2034 (a)	1,075	1,067
CS First Boston Mortgage Securities Corp.
5.752% due 05/25/2032 (a)	5	5
5.729% due 10/25/2032 (a)	1,306	1,321
GSR Mortgage Loan Trust
6.000% due 03/25/2032	5	5
3.492% due 06/01/2034 (a)	2,227	2,197
Impac CMB Trust
2.817% due 07/25/2033 (a)	206	206
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,768	2,771
MASTR Asset Securitization Trust
5.500% due 09/25/2033	58	58
Merrill Lynch Mortgage Investors, Inc.
2.823% due 01/25/2029 (a)	761	784
4.910% due 12/25/2032 (a)	32	32
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	3
Prime Mortgage Trust
2.817% due 02/25/2034 (a)	261	261
2.817% due 02/25/2034 (a)	53	53
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,246	1,222
Structured Asset Securities Corp.
2.917% due 11/25/2033 (a)	159	154
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2032	2	2
5.497% due 04/26/2032 (a)	109	111
5.420% due 02/25/2033 (a)	7	7
3.181% due 02/27/2034 (a)	118	119
2.862% due 08/25/2042 (a)	417	421

Total Mortgage-Backed Securities (Cost $12,425)		12,370

ASSET-BACKED SECURITIES 6.1%
Accredited Mortgage Loan Trust
2.250% due 01/25/2035 (a)	2,256	2,258
Ameriquest Mortgage Securities, Inc.
2.727% due 05/25/2032 (a)	18	18
Amortizing Residential Collateral Trust
2.707% due 07/25/2032 (a)	144	144
2.737% due 07/25/2032 (a)	109	109
Argent Securities, Inc.
2.527% due 05/25/2034 (a)	5,029	5,032
Asset-Backed Securities Corp. Home Equity Loan Trust
2.530% due 12/25/2034 (a)	2,700	2,700
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)	1,340	1,341
Countrywide Asset-Backed Certificates
2.607% due 10/25/2021 (a)	2,638	2,640
2.657% due 12/25/2031 (a)	380	380
Credit-Based Asset Servicing & Securitization LLC
1.865% due 09/25/2033 (a)	480	480
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)	47	48
GSAMP Trust
2.607% due 10/25/2033 (a)	1,577	1,578
HFC Home Equity Loan Asset-Backed Certificates
2.760% due 10/20/2032 (a)	883	885
Impac CMB Trust
2.667% due 01/25/2034 (a)	694	695
Long Beach Mortgage Loan Trust
2.867% due 11/25/2032 (a)	363	364
2.817% due 03/25/2033 (a)	366	367
MMCA Automobile Trust
2.550% due 02/15/2007	639	639
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.577% due 01/25/2034 (a)	1,146	1,147
Residential Asset Mortgage Products, Inc.
2.557% due 04/25/2026 (a)	1,440	1,441
2.757% due 09/25/2033 (a)	1,164	1,165
2.667% due 02/25/2034 (a)	1,744	1,742
Residential Asset Securities Corp.
2.567% due 06/25/2023 (a)	422	422
2.537% due 06/25/2025 (a)	337	337
SLM Student Loan Trust
2.063% due 07/27/2009 (a)	5,800	5,804
Specialty Underwriting & Residential Finance
2.747% due 11/25/2034 (a)	2,589	2,594
Structured Asset Securities Corp.
2.867% due 02/25/2033 (a)	233	234
Truman Capital Mortgage Loan Trust
2.757% due 01/25/2034 (a)	1,100	1,099

Total Asset-Backed Securities (Cost $35,643)		35,663

SOVEREIGN ISSUES 1.5%
Republic of Brazil
3.063% due 04/15/2006 (a)	264	265
3.125% due 04/15/2009 (a)	1,006	998
8.299% due 06/29/2009 (a)	100	118
3.125% due 04/15/2012 (a)	3,309	3,172
3.125% due 04/15/2012 (a)	706	677
8.000% due 04/15/2014	111	115
Russian Federation
8.250% due 03/31/2010	2,400	2,668
5.000% due 03/31/2030	800	828
United Mexican States
6.375% due 01/16/2013	20	21

Total Sovereign Issues (Cost $8,653)		8,862

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bond March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 116.000 Exp. 02/18/2005	6	2
6.000% due 03/31/2005
Strike @ 115.000 Exp. 02/18/2005	13	7

Total Purchased Call Options (Cost $17)		9

PURCHASED PUT OPTIONS 0.0%
Euro-Bund 10-Year Note March Futures (OTC)
Strike @ 105.000 Exp. 02/18/2005	150	0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005	540	4
Strike @ 94.750 Exp. 06/13/2005	121	1
Strike @ 94.250 Exp. 06/13/2005	72	1
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	514	3
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005	109	1
Strike @ 91.750 Exp. 09/19/2005	208	0
S&P 500 Index March Futures (CME)
Strike @ 700.000 Exp. 03/18/2005	1,219	0
U.S. Treasury 10-Year Note March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 103.000 Exp. 02/18/2005	600	9

Total Purchased Put Options (Cost $64)		19

	Shares
PREFERRED SECURITY 0.2%
DG Funding Trust
3.360% due 12/29/2049 (a)	90	963

Total Preferred Security (Cost $948)		963

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	43,400	2,471

Total Preferred Stock (Cost $2,170)		2,471

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 65.1%
Certificates of Deposit 7.2%
Bank of America, N.A.
2.440% due 03/23/2005	$11,500	11,436
Citibank, N.A.
2.030% due 01/24/2005	6,800	6,800
2.380% due 03/07/2005	1,900	1,892
General Electric Capital Corp.
2.340% due 03/22/2005	7,700	7,658
Wells Fargo Bank, N.A.
2.430% due 01/05/2005	13,700	13,700
2.060% due 01/11/2005	800	800

		42,286

Commercial Paper 49.4%
Anz National International Ltd.
2.040% due 01/27/2005	2,000	1,997
Barclays U.S. Funding Corp.
1.985% due 02/01/2005	700	699
CDC Commercial Corp.
2.020% due 02/07/2005	5,700	5,689
2.040% due 02/16/2005	4,200	4,190
Den Norske Bank ASA
1.980% due 02/03/2005	9,000	8,985
Fannie Mae
1.150% due 01/03/2005	17,600	17,600
1.966% due 01/05/2005	5,200	5,200
1.990% due 01/19/2005	10,600	10,591
1.965% due 01/20/2005	900	899
1.980% due 01/24/2005	2,900	2,897
1.986% due 01/26/2005	3,800	3,795
1.993% due 01/26/2005	7,900	7,890
2.073% due 02/02/2005	700	699
2.035% due 02/04/2005	2,200	2,196
2.248% due 03/02/2005	5,200	5,181
2.299% due 03/02/2005	5,200	5,181
2.272% due 03/09/2005	200	199
2.285% due 03/09/2005	100	100
2.319% due 03/09/2005	3,000	2,986
2.349% due 03/16/2005	200	199
2.390% due 03/16/2005	4,100	4,079
2.430% due 03/23/2005	700	696
2.474% due 03/30/2005	200	199
2.390% due 04/15/2005	5,700	5,659
Federal Home Loan Bank
2.100% due 01/03/2005	58,500	58,499
1.930% due 01/14/2005	3,600	3,598
1.957% due 01/19/2005	2,800	2,798
1.958% due 01/21/2005	11,200	11,189
1.982% due 01/21/2005	2,400	2,398
5.500% due 03/02/2005	11,000	10,960
Ford Motor Credit Co.
2.520% due 04/07/2005	2,100	2,086
Freddie Mac
1.935% due 01/04/2005	14,200	14,200
1.940% due 01/04/2005	11,700	11,700
1.926% due 01/11/2005	9,200	9,197
1.960% due 01/11/2005	5,200	5,198
1.950% due 01/18/2005	5,200	5,196
1.930% due 01/24/2005	6,700	6,693
1.890% due 03/07/2005	200	199
2.183% due 03/08/2005	400	398
General Electric Capital Corp.
2.040% due 02/04/2005	1,200	1,198
2.320% due 02/24/2005	300	299
2.420% due 03/11/2005	7,800	7,763
General Motors Acceptance Corp.
2.404% due 03/22/2005	500	497
2.495% due 04/05/2005	400	397
2.535% due 04/05/2005	200	199
HBOS Treasury Services PLC
2.000% due 02/02/2005	2,900	2,895
Nordea North America, Inc.
1.970% due 02/01/2005	500	499
Rabobank USA Financial Corp.
2.170% due 01/03/2005	16,100	16,100
UBS Finance, Inc.
2.200% due 01/03/2005	100	100
2.390% due 01/05/2005	8,800	8,799
1.940% due 01/25/2005	500	500
2.410% due 03/15/2005	8,200	8,159

		289,520

Repurchase Agreement 0.9%
State Street Bank
1.900% due 01/03/2005	5,000	5,000
(Dated 12/31/2004. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $5,104. Repurchase proceeds are $5,001.)

U.S. Treasury Bills 7.6%
2.200% due 03/03/2005-03/17/2005 (c)(d)	44,830	44,618

Total Short-Term Instruments (Cost $381,537)		381,424

Total Investments (Cost $618,086)	105.6%	$619,034
Written Options (f) (Premiums $231)	(0.0%)	(118)

Other Assets and Liabilities (Net)	(5.6%)	(32,683)

Net Assets	100.0%	$586,233

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $43,902 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	272	$(169)
Eurodollar September Long Futures	09/2005	622	(356)
Eurodollar December Long Futures	12/2005	553	(126)
Emini S&P 500 March Long Futures	03/2005	246	525
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	(1)
Euribor Purchased Put Options Strike @ 94.750	03/2005	50	(1)
Euribor Written Put Options Strike @ 97.750	06/2005	78	(12)
Euro-Bobl Purchased Put Options Srike @ 106.000	03/2005	65	0
Euro-Bund 10-Year Note Long Futures	03/2005	473	(33)
Euro-Bund Purchased Put Options Strike @ 113.000	03/2005	9	0
Government of Japan 10-Year Note Long Futures	03/2005	3	6
S&P 500 Index March Long Futures	03/2005	1,818	17,432
U.S. Treasury 10-Year Note Long Futures	03/2005	1,101	218
U.S. Treasury 30-Year Bond Long Futures	03/2005	83	166
U.S. Treasury 5-Year Note Long Futures	03/2005	103	(16)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	19	8

			$17,640

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	900	$(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	3,600	71
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		20,300	245
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,300	37
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		700	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(92)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(56)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$4,200	38
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		2,300	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,000	74
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		21,600	(36)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		26,300	95

							$428

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	3
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$3

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/17/2005	$9	$219

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	394	$150	$92
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	276	81	26

				$231	$118

(g) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.875	02/15/2013	$800	$789	$793
U.S. Treasury Note	4.750	05/15/2014	1,900	1,981	1,949

				$2,770	$2,742

(h) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	181	02/2005	$4	$0	$4
Buy		300	03/2005	5	0	5
Buy	CP	43,241	02/2005	5	0	5
Buy		60,602	03/2005	7	0	7
Buy	EC	1,152	01/2005	39	0	39
Sell		2,843	01/2005	0	(48)	(48)
Buy	JY	764,456	01/2005	12	0	12
Buy	KW	71,035	02/2005	2	0	2
Buy		118,000	03/2005	3	0	3
Buy	MP	1,122	03/2005	1	0	1
Buy	PN	208	02/2005	0	0	0
Buy		244	03/2005	0	0	0
Buy	PZ	192	02/2005	5	0	5
Buy		195	03/2005	2	0	2
Buy	RP	4,704	03/2005	1	0	1
Buy	RR	1,739	02/2005	2	0	2
Buy		3,048	03/2005	2	0	2
Buy	S$	103	02/2005	0	0	0
Buy		171	03/2005	1	0	1
Buy	SV	1,973	02/2005	3	0	3
Buy		2,341	03/2005	1	0	1
Buy	T$	2,020	02/2005	2	0	2
Buy		3,321	03/2005	2	0	2

				$99	$(48)	$51

See accompanying notes

Schedule of Investments

StocksPLUS TR Short Strategy Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%
Banking & Finance 2.8%
Ford Motor Credit Co.
2.490% due 07/07/2005 (a)	$40	$40
General Motors Acceptance Corp.
2.990% due 04/13/2006 (a)	40	40
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	20	20

		100

Industrials 0.8%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	30	31

Total Corporate Bonds & Notes (Cost $131)		131

MUNICIPAL BONDS & NOTES 1.1%
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	2	2
Massachusetts State Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	5	5
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2043	35	33

Total Municipal Bonds & Notes (Cost $38)		40

U.S. GOVERNMENT AGENCIES 42.4%
Fannie Mae
5.000% due 01/19/2020 - 03/01/2034 (c)	1,361	1,375
5.500% due 01/13/2035	100	101
Freddie Mac
2.652% due 07/15/2016 (a)	23	23
5.500% due 08/15/2030	10	10
Small Business Administration
5.520% due 06/01/2024	25	26

Total U.S. Government Agencies (Cost $1,533)		1,535

U.S. TREASURY OBLIGATIONS 41.4%
Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	116	130
4.250% due 01/15/2010	113	132
3.000% due 07/15/2012	212	237
2.000% due 07/15/2014	101	105
U.S. Treasury Notes
2.500% due 09/30/2006	800	793
3.500% due 12/15/2009	100	100

Total U.S. Treasury Obligations (Cost $1,495)		1,497

MORTGAGE-BACKED SECURITIES 0.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.330% due 01/25/2034 (a)	6	6
Mellon Residential Funding Corp.
2.642% due 06/15/2030 (a)	16	16

Total Mortgage-Backed Securities (Cost $22)		22

ASSET-BACKED SECURITIES 3.7%
Ameriquest Mortgage Securities, Inc.
2.537% due 08/25/2034 (a)	12	12
Countrywide Asset-Backed Certificates
2.657% due 12/25/2031 (a)	4	4
Credit-Based Asset Servicing & Securitization LLC
2.547% due 08/25/2034 (a)	19	19
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)	7	7
Renaissance Home Equity Loan Trust
2.617% due 07/25/2034 (a)	33	33
Residential Asset Mortgage Products, Inc.
2.557% due 04/25/2026 (a)	36	36
Structured Asset Securities Corp.
2.867% due 02/25/2033 (a)	23	24

Total Asset-Backed Securities (Cost $135)		135

SOVEREIGN ISSUES 4.0%
Republic of Brazil
3.063% due 04/15/2006 (a)	7	7
8.000% due 04/15/2014	111	115
Russian Federation
8.250% due 03/31/2010 (a)	20	22

Total Sovereign Issues (Cost $141)		144

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
S & P 500 Index March Futures
Strike @ 1500.000 Exp. 03/18/2005	12	0

Total Purchased Call Options (Cost $0)		0

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 94.250 Exp. 06/13/2005	2	0
Eurodollar March Futures (CME)
Strike @ 94.000 Exp. 03/14/2005	4	0
U.S. Treasury 10-Year Notes March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 103.000 Exp. 02/18/2005	5	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED SECURITY 0.9%
DG Funding Trust
3.360% due 12/29/2049 (a)	3	32

Total Preferred Security (Cost $32)		32

	Principal Amount (000s )
SHORT-TERM INSTRUMENTS 35.4%
Commercial Paper 11.0%
Barclays U.S. Funding Corp.
2.060% due 02/22/2005	$100	100
Fannie Mae
2.272% due 03/09/2005	100	100
Federal Home Loan Bank
2.215% due 02/18/2005	100	100
Freddie Mac
2.229% due 03/15/2005	100	99

		399

Repurchase Agreement 9.8%
State Street Bank
1.900% due 01/03/2005	356	356
(Dated 12/31/2004. Collateralized by Freddie Mac 2.000% due 02/23/2006 valued at $368. Repurchase proceeds are $356.)

German Treasury Bills 3.7%
2.050% due 04/20/2005	100	135
U.S. Treasury Bills 10.9%
2.191% due 03/03/2005-03/17/2005 (c)(d)	395	393

Total Short-Term Instruments (Cost $1,280)		1,283

Total Investments (Cost $4,807)	133.1%	$4,819

Other Assets and Liabilities (Net)	(33.1%)	(1,198)

Net Assets	100.0%	$3,621

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $393 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	5	$(6)
Eurodollar September Long Futures	09/2005	1	(1)
Emini S&P 500 Index March Short Futures	03/2005	56	(61)
S&P 500 Index March Short Futures	03/2005	1	(4)
U.S. Treasury 10-Year Note Long Futures	03/2005	5	2
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1	0

			$(70)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$100	$1

(e) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	9	01/2005	$0	$0	$0
Sell		110	01/2005	0	(3)	(3)
Buy	JY	2,973	01/2005	0	0	0

				$0	$(3)	$(3)

See accompanying notes

Schedule of Investments

Total Return Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.1%
Banking & Finance 2.4%
Atlas Reinsurance II PLC
4.415% due 01/07/2005 (a)		$400	$400
Banque Centrale De Tunisie
7.375% due 04/25/2012		4,220	4,842
CIT Group, Inc.
3.630% due 01/31/2005 (a)		75	75
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		23,600	24,153
Export-Import Bank of Korea
6.500% due 11/15/2006		9,035	9,503
7.100% due 03/15/2007		31,900	34,161
First National Bank Chicago
8.080% due 01/05/2018		247	297
Ford Motor Credit Co.
8.250% due 02/23/2005		2,500	2,515
7.500% due 03/15/2005		70,104	70,706
7.750% due 03/15/2005		31,785	32,085
2.307% due 04/28/2005 (a)		24,813	24,784
2.425% due 06/30/2005 (a)		26,750	26,741
2.490% due 07/07/2005 (a)		13,900	13,867
2.510% due 07/18/2005 (a)		28,990	28,974
7.600% due 08/01/2005		135,155	138,329
6.875% due 02/01/2006		11,300	11,644
3.240% due 11/16/2006 (a)		18,300	18,287
General Motors Acceptance Corp.
4.438% due 03/04/2005 (a)		17,000	17,037
5.250% due 05/16/2005		27,770	28,030
4.230% due 05/19/2005 (a)		124,470	125,068
7.500% due 07/15/2005		40,332	41,168
3.329% due 10/20/2005 (a)		94,000	94,368
2.990% due 04/13/2006 (a)		2,200	2,193
3.185% due 05/18/2006 (a)		36,200	36,047
6.125% due 09/15/2006		6,665	6,836
3.189% due 03/20/2007 (a)		72,300	71,260
7.430% due 12/01/2021		127	128
Goldman Sachs Group LP
2.920% due 02/09/2009 (a)		10,000	10,181
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)		43,400	54,130
10.176% due 12/31/2049 (a)		46,160	71,680
10.176% due 12/31/2049 (a)		20,000	30,840
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		600	643
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)		1,382	1,276
Korea Development Bank
6.750% due 12/01/2005		55	57
7.250% due 05/15/2006		50	53
Lloyds TSB Bank PLC
2.781% due 08/25/2010		3,000	3,002
Natexis Ambs Co. LLC
8.440% due 12/29/2049 (a)		14,000	15,785
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)		28,000	33,200
Oasis CBO, Ltd.
3.005% due 05/30/2011 (a)(n)		3,783	3,771
Parker Retirement Savings Plan
6.340% due 07/15/2008		435	455
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)		152,300	152,334
7.875% due 02/01/2009		3,770	4,245
9.125% due 10/13/2010		85	102
8.000% due 11/15/2011		100,650	116,100
7.375% due 12/15/2014		22,130	24,653
8.625% due 02/01/2022		38,977	45,447
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)		36,600	37,876
4.470% due 07/03/2008 (a)		36,600	37,876
5.520% due 07/03/2008 (a)		16,700	13,870
Premium Asset Trust
2.331% due 10/06/2005 (a)		300	300
2.815% due 09/08/2007 (a)(n)		34,900	33,276
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		15,500	15,384
Racers
2.590% due 08/15/2007 (a)(n)		4,500	4,342
Residential Reinsurance Ltd.
7.350% due 06/08/2006 (a)		17,800	17,360
Royal Bank of Scotland PLC
8.817% due 03/31/2049		45,400	46,034
9.118% due 03/31/2049		73,700	89,865
7.648% due 08/31/2049 (a)		195	238
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049		550	611
TXU Eastern Funding Co.
6.450% due 05/15/2005 (d)		15,270	2,061
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)		23,900	28,762
UFJ Finance Aruba AEC
6.750% due 07/15/2013		92,360	103,093
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		19,600	19,661
Wells Fargo & Co.
5.125% due 02/15/2007		3,500	3,622

			1,885,683

Industrials 1.3%
Altria Group, Inc.
7.000% due 07/15/2005		15,125	15,361
6.950% due 06/01/2006		9,540	9,912
7.200% due 02/01/2007		37,000	39,106
America West Airlines, Inc.
6.870% due 01/02/2017		1,660	1,643
American Airlines, Inc.
6.978% due 04/01/2011		24,607	24,611
Caesars Entertainment, Inc.
7.875% due 12/15/2005		6,000	6,240
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005		6,400	6,651
Continental Airlines, Inc.
7.056% due 09/15/2009		40,409	41,543
7.487% due 10/02/2010		1,215	1,220
6.503% due 06/15/2011		9,220	9,050
6.900% due 01/02/2018		1,322	1,330
6.820% due 05/01/2018		5,726	5,517
7.707% due 04/02/2021		3,295	3,288
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005		25,000	25,046
2.750% due 09/26/2005 (a)		29,850	29,991
2.960% due 05/24/2006 (a)		44,190	44,425
Delhaize America, Inc.
7.375% due 04/15/2006		11,300	11,921
Delta Air Lines, Inc.
7.570% due 05/18/2012		9,750	9,624
Duty Free International, Inc.
7.000% due 12/31/2049 (d)(n)		175	173
EchoStar DBS Corp.
5.256% due 10/01/2008 (a)		500	521
El Paso CGP Co.
6.500% due 05/15/2006		510	532
7.500% due 08/15/2006		9,075	9,642
6.375% due 02/01/2009		9,000	9,011
7.750% due 06/15/2010		15,500	16,275
9.625% due 05/15/2012		9,000	10,035
6.700% due 02/15/2027		400	412
7.420% due 02/15/2037		9,000	8,156
El Paso Corp.
6.950% due 12/15/2007		10,100	10,630
6.750% due 05/15/2009		41,669	42,502
7.000% due 05/15/2011		12,000	12,195
7.875% due 06/15/2012		32,300	33,955
8.050% due 10/15/2030		12,000	11,670
7.800% due 08/01/2031		17,100	16,502
7.750% due 01/15/2032		133,480	128,474
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (d)		3,200	1,688
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,200	3,368
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		12,500	13,031
Kerr-McGee Corp.
5.375% due 04/15/2005		5,830	5,868
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (k)(n)		1,089	1,082
10.500% due 07/01/2008 (k)(n)		3	3
10.500% due 07/01/2008 (k)(n)		115	117
10.500% due 07/01/2008 (k)(n)		280	300
Mirage Resorts, Inc.
6.625% due 02/01/2005		6,500	6,516
Norfolk Southern Corp.
2.830% due 02/28/2005 (a)		800	801
Petroleos Mexicanos
8.850% due 09/15/2007		1,800	2,027
9.375% due 12/02/2008		51,650	60,792
9.250% due 03/30/2018		2,000	2,485
9.500% due 09/15/2027		31,000	39,138
Qwest Corp.
6.125% due 11/15/2005		100	103
5.625% due 11/15/2008		5,000	5,113
8.875% due 03/15/2012		26,725	31,001
7.500% due 06/15/2023		6,850	6,850
7.200% due 11/10/2026		2,150	2,075
8.875% due 06/01/2031		10,323	10,839
Sonat, Inc.
6.750% due 10/01/2007		2,300	2,429
7.625% due 07/15/2011		26,320	27,373
SR Wind Ltd.
7.510% due 05/18/2005 (a)		12,000	12,092
8.010% due 05/18/2005 (a)		13,000	13,144
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		26,529	28,812
Time Warner, Inc.
7.750% due 06/15/2005		12,660	12,900
Tyco International Group S.A.
6.375% due 06/15/2005		15,000	15,221
UAL Equipment Trust
11.080% due 05/27/2006 (d)(n)		10,249	1,845
United Airlines, Inc.
9.200% due 03/22/2008 (d)		3,380	1,311
6.201% due 09/01/2008 (d)		14,472	13,199
7.730% due 07/01/2010 (d)		6,400	5,692
7.186% due 04/01/2011 (d)		19,632	17,850
8.030% due 07/01/2011 (d)		465	79
6.932% due 09/01/2011 (d)(k)		10,500	3,207
10.360% due 11/13/2012 (d)		7,000	3,395
6.071% due 03/01/2013 (d)		6,723	6,119
6.602% due 09/01/2013 (d)		9,100	8,562
10.020% due 03/22/2014 (d)		11,925	4,597
10.850% due 07/05/2014 (d)		34,111	14,156
10.850% due 02/19/2015 (d)		3,000	1,185
10.125% due 03/22/2015 (d)		14,300	7,218
9.060% due 06/17/2015 (d)		6,000	3,025
9.210% due 01/21/2017 (d)		15,900	6,837
2.020% due 03/02/2049 (d)		15,913	13,580

			1,014,189

Utilities 0.4%
AEP Texas Central Co.
3.540% due 02/15/2005 (a)		48,200	48,200
BellSouth Corp.
4.119% due 04/26/2005 (a)		50,000	50,206
Duke Energy Corp.
2.420% due 01/15/2005 (a)		5,000	5,000
El Paso Electric Co.
9.400% due 05/01/2011		7,455	8,232
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	22,957
Hydro - Quebec
2.142% due 09/29/2049 (a)		5,600	5,288
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)		206	206
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		29,443	29,001
Sprint Capital Corp.
7.900% due 03/15/2005		63,750	64,443
7.125% due 01/30/2006		13,468	14,012
6.000% due 01/15/2007		37,470	39,235
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	14,911
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	2,075
United Telecom, Inc.
6.890% due 07/01/2008 (k)(n)		700	727
United Telephone Company of the Northwest
6.890% due 07/01/2008 (k)(n)		2,760	2,853
Verizon North, Inc.
5.634% due 01/01/2021		3,000	2,971
5.604% due 01/01/2022		3,000	2,965

			313,282

Total Corporate Bonds & Notes (Cost $3,111,606)			3,213,154

MUNICIPAL BONDS & NOTES 1.1%
Alabama State General Obligation Bonds, Series 2001
7.440% due 09/01/2021 (a)		13,228	14,017
Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		2,000	2,056
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		3,875	3,984
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		7,300	7,021
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032		4,000	4,100
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.320% due 12/01/2029 (a)		2,500	2,589
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 07/01/2012		41,730	46,943
5.250% due 07/01/2013		26,000	29,459
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		49,200	54,882
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	2,813
6.125% due 06/01/2038		2,000	1,852
6.125% due 06/01/2043		2,000	1,847
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		186,615	187,085
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028		21,000	5,944
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		2,500	2,550
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027		1,000	1,033
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028		3,000	3,175
Clark County, Neveda General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2013		2,850	3,152
Colorado State Department of Transportation Revenue Bonds, (MBIA Insured), Series 2001-A
5.500% due 06/15/2011		100	114
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026		2,540	2,619
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028		4,500	4,517
El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023		2,000	2,104
5.000% due 12/01/2027		2,820	2,917
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021		3,365	3,382
6.750% due 06/01/2039		8,050	8,085
7.875% due 06/01/2042		5,000	5,429
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027		10,910	11,148
Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020		2,000	2,263
Illinois State Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041		5,000	5,465
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 12/01/2033		10,000	10,209
Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020		1,000	1,068
Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017		1,300	1,401
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027		3,295	3,318
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034		74,158	75,517
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016		700	745
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011		5,500	6,433
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		50	57
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
9.940% due 01/01/2018 (a)		2,748	3,542
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		1,800	1,849
Minnesota State General Obligation Bonds, Series 2003
5.000% due 08/01/2010		100	111
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032		4,145	3,969
6.125% due 06/01/2042		7,065	6,528
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024		12,500	12,478
6.375% due 06/01/2032		111,800	108,211
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030		27,700	32,514
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027		50	52
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (Government of Authority Insured), Series 2001
5.000% due 01/01/2032		4,650	4,732
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010		100	117
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
9.320% due 11/01/2024 (a)		500	595
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035		16,100	16,440
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
2.560% due 06/01/2009 (a)		670	670
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		100	103
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030		200	210
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027		2,915	3,016
5.000% due 08/01/2033		5,000	5,122
Plano Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2012		2,000	2,214
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029		3,500	3,583
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032		5,000	5,105
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032		3,750	3,766
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		3,400	3,321
Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022		31,105	37,929
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		3,120	3,137
University of Texas Financing Refunding Systems Revenue Bonds, Series 2004-B
5.250% due 08/15/2011		300	336
University of Texas Permanent University Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030		67,210	67,260
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024		3,500	3,655
Washington State Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015		12,800	14,668
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032		2,100	2,085
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018		1,760	1,879
5.000% due 06/01/2019		1,865	1,983
5.000% due 06/01/2020		1,900	2,012
5.100% due 06/01/2021		1,945	2,069
5.100% due 06/01/2022		2,120	2,246
5.100% due 06/01/2023		2,305	2,431
5.250% due 06/01/2016		1,600	1,803
5.250% due 06/01/2017		1,715	1,933
Wyandotte County, Kansas School District No. 500 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 09/01/2016		5,260	6,041

Total Municipal Bonds & Notes (Cost $863,746)			891,008

U.S. GOVERNMENT AGENCIES 25.2%
Fannie Mae
0.000% due 04/25/2018 - 10/25/2019 (b)(f)		16	15
0.010% due 09/01/2007 - 08/25/2023 (b)(f)		183	171
0.950% due 03/25/2009 (a)(c)		4,322	54
1.000% due 09/25/2023		20	19
2.125% due 10/05/2006		425	417
2.527% due 04/18/2028 (a)		490	491
2.568% due 01/01/2021 (a)		47	47
2.577% due 10/18/2030 (a)		3,498	3,523
2.615% due 06/01/2023 (a)		293	297
2.630% due 09/25/2030 (a)		270	271
2.680% due 03/25/2017 - 08/25/2030 (a)(f)		6,516	6,570
2.737% due 06/25/2018 (a)		1	1
2.978% due 10/01/2040 (a)		4,653	4,753
2.995% due 10/01/2030 - 10/01/2040 (a)(f)		14,170	14,496
3.000% due 08/25/2009		65,266	64,805
3.004% due 02/01/2022 (a)		326	333
3.025% due 09/01/2017 (a)		1,929	1,934
3.066% due 03/01/2033 (a)		331	333
3.093% due 09/01/2024 (a)		606	611
3.096% due 04/01/2027 (a)		335	344
3.131% due 02/01/2020 (a)		40	41
3.197% due 09/01/2022 (a)		273	279
3.247% due 09/01/2022 (a)		356	364
3.281% due 09/01/2024 (a)		334	341
3.287% due 05/01/2023 (a)		322	332
3.301% due 03/01/2019 (a)		2,213	2,259
3.304% due 08/01/2025 (a)		2,092	2,111
3.319% due 01/01/2020 (a)		1,885	1,939
3.324% due 12/01/2020 (a)		1,977	2,018
3.325% due 06/01/2022 (a)		112	115
3.341% due 04/01/2027 (a)		352	358
3.362% due 05/01/2022 (a)		61	61
3.370% due 10/01/2024 (a)		78	81
3.378% due 11/01/2024 (a)		5,095	5,139
3.402% due 12/01/2023 (a)		352	366
3.411% due 08/01/2023 (a)		132	134
3.412% due 06/01/2024 (a)		184	189
3.415% due 12/01/2018 (a)		442	447
3.420% due 11/01/2023 (a)		71	72
3.442% due 04/01/2027 (a)		19	20
3.450% due 12/01/2023 (a)		328	341
3.558% due 05/01/2024 (a)		472	490
3.561% due 07/01/2024 (a)		1,456	1,507
3.565% due 01/01/2024 (a)		103	108
3.585% due 09/01/2019 (a)		1,219	1,234
3.600% due 02/25/2023 (a)(c)		2,419	158
3.608% due 08/01/2027 (a)		3,222	3,296
3.615% due 02/01/2026 (a)		83	87
3.622% due 11/01/2025 (a)		1,017	1,051
3.625% due 10/01/2023 (a)		129	132
3.627% due 05/01/2025 (a)		803	831
3.635% due 08/01/2027 (a)		6,342	6,554
3.636% due 02/01/2028 (a)		1,630	1,641
3.639% due 03/01/2025 (a)		1,813	1,870
3.665% due 11/01/2025 (a)		474	487
3.688% due 08/01/2026 (a)		376	389
3.716% due 01/01/2024 (a)		204	212
3.720% due 12/01/2023 (a)		38	39
3.728% due 11/01/2019 (a)		275	281
3.754% due 10/01/2020 (a)		57	58
3.781% due 03/01/2026 (a)		196	204
3.792% due 11/01/2025 (a)		429	445
3.803% due 04/01/2027 (a)		175	181
3.847% due 04/01/2026 (a)		142	147
3.866% due 05/01/2026 (a)		108	111
3.867% due 08/01/2033 (a)		119	119
3.875% due 01/01/2018 (a)		533	541
3.877% due 02/01/2027 (a)		881	915
3.892% due 06/01/2023 (a)		39	40
3.896% due 01/01/2024 (a)		305	314
3.914% due 05/01/2030 (a)		50	52
3.917% due 10/01/2027 (a)		1,216	1,263
3.949% due 01/01/2026 (a)		267	275
3.970% due 07/01/2019 (a)		19	19
4.000% due 02/25/2009 - 10/01/2024 (a)(f)		251	260
4.006% due 12/01/2027 (a)		1,265	1,313
4.027% due 12/01/2023 (a)		237	244
4.046% due 02/01/2028 (a)		173	177
4.063% due 06/01/2025 (a)		423	436
4.149% due 10/01/2024 (a)		29	30
4.151% due 07/01/2019 (a)		166	169
4.166% due 04/01/2024 (a)		802	816
4.179% due 09/01/2025 (a)		280	288
4.183% due 11/01/2025 (a)		84	86
4.190% due 09/01/2023 (a)		621	643
4.210% due 08/01/2017 (a)		2	2
4.219% due 10/01/2019 (a)		965	982
4.276% due 08/01/2027 (a)		226	235
4.286% due 11/01/2023 (a)		286	295
4.402% due 10/01/2023 (a)		63	64
4.407% due 09/01/2014(a)		135	137
4.470% due 02/01/2028 (a)		71	72
4.500% due 05/01/2018 - 01/01/2020 (a)(f)		1,363	1,361
4.531% due 10/01/2026 (a)		33	34
4.549% due 06/01/2025 (a)		1,334	1,375
4.585% due 11/01/2023 (a)		37	38
4.600% due 09/01/2027 (a)		21	21
4.611% due 07/01/2024 (a)		196	200
4.680% due 12/01/2012		389	394
4.681% due 07/01/2021 (a)		53	54
4.711% due 07/01/2034 (a)		99	99
4.836% due 04/01/2017 (a)		70	70
4.851% due 06/01/2015 (a)		598	611
4.867% due 05/01/2017 (a)		7	7
4.900% due 03/25/2029		21,594	21,591
5.000% due 02/01/2013 - 01/13/2035 (f)		9,672,162	9,748,137
5.007% due 02/01/2033 (a)		107	115
5.025% due 11/01/2022 (a)		24	25
5.055% due 06/01/2022 (a)		44	46
5.153% due 04/01/2018 (a)		391	404
5.190% due 04/01/2033 (a)		119	122
5.240% due 12/01/2017 - 05/01/2023 (a)(f)		2,142	2,206
5.291% due 03/01/2023 (a)		631	645
5.325% due 05/01/2021 (a)		38	39
5.338% due 10/01/2027 (a)		300	312
5.363% due 02/01/2021 (a)		282	292
5.500% due 03/01/2006 - 01/13/2035 (f)		4,851,235	4,952,513
5.519% due 05/01/2021 (a)		57	59
5.526% due 05/01/2014 (a)		285	293
5.565% due 09/01/2021 (a)		40	41
5.604% due 02/01/2020 (a)		142	146
5.625% due 02/01/2023 (a)		47	49
5.710% due 01/01/2009		276	291
5.730% due 06/01/2022 (a)		26	27
5.750% due 12/20/2027		3,355	3,386
5.759% due 03/01/2023 (a)		1,846	1,893
5.870% due 02/01/2018 (a)		56	57
5.875% due 03/01/2023 (a)		96	99
5.880% due 08/01/2022 (a)		2,600	2,684
5.936% due 12/01/2031		5,414	5,855
5.997% due 02/01/2021 (a)		201	204
6.000% due 06/01/2008 (a) 05/01/2034 (f)		674,283	705,112
6.048% due 01/01/2011		144	159
6.090% due 12/01/2008		46	49
6.104% due 09/01/2021 (a)		10	10
6.133% due 09/01/2029 (a)		45	46
6.137% due 12/01/2017 (a)		28	28
6.210% due 08/01/2010		48,051	52,032
6.250% due 01/25/2008 - 02/25/2029 (f)		33,986	35,778
6.255% due 09/01/2013		64,000	70,732
6.270% due 09/25/2007		3,000	3,148
6.290% due 02/25/2029		500	546
6.300% due 10/17/2038		21,044	22,244
6.370% due 02/25/2013		28,500	30,465
6.390% due 05/25/2036		40,426	42,532
6.420% due 12/01/2007		150	159
6.421% due 11/01/2021 (a)		98	100
6.500% due 09/01/2005 - 06/25/2044 (f)		484,783	508,023
6.530% due 10/01/2013		4,101	4,450
6.550% due 01/01/2008		873	927
6.555% due 08/01/2028		2,122	2,311
6.662% due 08/01/2031 (a)		1,494	1,515
6.703% due 12/01/2025 (a)		651	660
6.730% due 11/01/2007		1,046	1,112
6.740% due 08/25/2007		425	455
6.750% due 10/25/2023		795	841
6.900% due 06/01/2007 - 05/25/2023 (f)		349	364
6.981% due 12/01/2025 (a)		571	589
6.982% due 06/01/2007		165	173
7.000% due 05/25/2006 - 01/25/2048 (f)		42,248	44,599
7.040% due 03/01/2007		50	53
7.250% due 01/01/2008 - 01/01/2023 (f)		3,492	3,697
7.347% due 10/01/2009		478	531
7.364% due 06/01/2030 (a)		1,064	1,092
7.375% due 05/25/2022		2,739	2,885
7.460% due 08/01/2029		3,780	4,420
7.500% due 11/01/2010 - 07/25/2031 (f)		10,482	11,483
7.697% due 08/01/2027 (a)		40	41
7.750% due 06/01/2009 - 01/25/2022 (f)		4,289	4,590
7.780% due 01/01/2018 (a)		2,149	2,555
7.800% due 10/25/2022		599	650
7.810% due 05/01/2027 (a)		108	111
7.850% due 07/01/2018		6,347	7,590
7.900% due 11/01/2025 - 12/01/2026 (a)(f)		326	338
7.920% due 03/01/2018		2,653	3,185
7.980% due 05/01/2030		6,450	6,896
8.000% due 12/01/2007 - 06/01/2032 (f)		10,930	11,757
8.060% due 04/01/2030		1,793	1,907
8.080% due 04/01/2030		983	1,046
8.250% due 10/01/2008 - 02/01/2017 (f)		70	74
8.490% due 06/01/2025		940	1,019
8.500% due 08/01/2005 - 10/01/2032 (f)		24,976	27,457
8.750% due 01/25/2021		580	633
9.000% due 03/01/2005 - 12/01/2027 (f)		4,505	4,929
9.250% due 04/25/2018		47	51
9.300% due 05/25/2018 - 08/25/2019 (f)		161	177
9.414% due 09/25/2028 (a)		2,465	2,805
9.500% due 12/01/2006 - 07/01/2022 (f)		3,040	3,381
9.750% due 11/01/2008		4	4
10.000% due 08/01/2009 - 05/01/2022 (f)		367	406
10.500% due 11/01/2013 - 04/01/2022 (f)		155	172
11.000% due 11/01/2013 - 11/01/2020 (f)		360	409
11.500% due 08/20/2016 - 11/01/2019 (f)		22	25
12.000% due 05/01/2016		2	3
12.500% due 10/01/2015		9	10
13.023% due 09/25/2008 (a)		722	783
13.250% due 09/01/2011		5	6
14.500% due 01/01/2013		2	2
14.750% due 08/01/2012		67	78
15.000% due 10/01/2012		81	95
15.500% due 10/01/2012 - 12/01/2012 (f)		7	8
15.750% due 12/01/2011 - 08/01/2012 (f)		41	48
16.000% due 09/01/2012		45	53
903.213% due 08/25/2021 (c)		1	18
1000.000% due 04/25/2022 (c)		1	12
1122.425% due 09/25/2008 (c)		1	19
Federal Home Loan Bank
1.240% due 01/21/2005		1,000	999
3.875% due 08/22/2008		275	275
Federal Housing Administration
6.755% due 03/01/2041		15,870	15,807
6.780% due 07/25/2040 (n)		7,475	7,758
6.830% due 12/01/2039		3,402	3,393
6.875% due 11/01/2015		2,446	2,425
6.880% due 10/01/2040 - 02/01/2041 (f)		21,266	21,307
6.896% due 07/01/2020 (a)		14,622	14,644
6.900% due 12/01/2040		22,409	22,452
6.960% due 05/01/2016		6,218	6,232
6.997% due 09/01/2019		603	604
7.110% due 05/01/2019		3,108	3,123
7.211% due 12/01/2021		840	846
7.250% due 06/01/2040		8,126	8,218
7.310% due 06/01/2041		23,241	23,846
7.315% due 08/01/2019		8,435	8,511
7.350% due 11/01/2020		1,288	1,301
7.375% due 02/01/2018 - 02/01/2022 (f)		4,592	4,637
7.400% due 01/25/2020 - 02/01/2021 (f)		7,098	7,170
7.430% due 10/01/2018 - 06/25/2024 (f)		39,645	40,120
7.450% due 05/01/2021		3,264	3,304
7.460% due 01/01/2023		721	730
7.465% due 11/01/2019		7,283	7,371
7.500% due 03/01/2032		3,271	3,333
7.580% due 12/01/2040		7,302	7,409
7.630% due 08/01/2041		17,506	17,971
7.675% due 09/01/2030		5,680	5,589
7.780% due 11/01/2040		7,302	7,648
8.250% due 01/01/2041		4,657	4,758
8.375% due 02/01/2012		260	267
8.450% due 07/01/2012		429	439
Freddie Mac
2.360% due 09/15/2026 (a)		2,089	2,091
2.400% due 03/29/2007		1,000	981
2.440% due 12/15/2029 (a)		100	101
2.490% due 06/15/2031 (a)		2,108	2,114
2.540% due 11/15/2030 - 12/15/2031 (a)(f)		128	129
2.590% due 09/15/2030 - 01/15/2032 (a)(f)		644	647
2.750% due 04/01/2017 (a)		12	12
2.875% due 06/01/2017 (a)		7	7
3.000% due 12/01/2016 (a)		406	412
3.034% due 03/25/2044		6,853	6,848
3.050% due 10/25/2023 (a)		2,087	2,138
3.271% due 07/01/2023 (a)		456	472
3.332% due 06/01/2022 (a)		916	951
3.355% due 06/01/2022 (a)		137	142
3.377% due 12/01/2026 (a)		1,560	1,571
3.384% due 06/01/2022 (a)		294	305
3.440% due 04/01/2025 (a)		497	512
3.447% due 07/01/2022 - 05/01/2023 (a)(f)		468	486
3.455% due 05/01/2023 (a)		227	236
3.500% due 10/15/2011 - 07/15/2032 (f)		17,618	17,673
3.515% due 05/01/2027 (a)		62	65
3.550% due 05/01/2021 (a)		2,374	2,395
3.566% due 06/01/2024 (a)		489	511
3.602% due 07/01/2025 (a)		2,129	2,203
3.613% due 12/01/2022 (a)		61	62
3.621% due 08/01/2023 (a)		1,478	1,524
3.622% due 11/01/2020 (a)		253	260
3.635% due 07/01/2023 (a)		131	135
3.652% due 02/01/2023 (a)		681	708
3.657% due 07/01/2020 (a)		298	304
3.675% due 07/01/2027 (a)		52	54
3.682% due 09/01/2023 (a)		1,812	1,893
3.684% due 12/01/2018 (a)		730	737
3.710% due 08/01/2023 (a)		258	269
3.712% due 02/01/2025 (a)		61	64
3.722% due 10/01/2024 (a)		725	754
3.729% due 02/01/2019 (a)		537	542
3.737% due 03/01/2022 - 09/01/2028 (a)(f)		2,544	2,613
3.768% due 10/01/2026 (a)		885	914
3.780% due 02/01/2019 (a)		183	186
3.851% due 07/01/2024 (a)		355	369
3.854% due 06/01/2020 (a)		528	541
3.861% due 04/01/2023 - 09/01/2023 (a)(f)		615	631
3.875% due 11/10/2008 - 09/01/2018 (a)(f)		1,145	1,147
3.885% due 04/01/2024 (a)		1,914	1,973
3.887% due 01/01/2021 (a)		54	55
3.891% due 05/01/2023 (a)		362	371
3.906% due 08/01/2023 (a)		2	2
3.919% due 08/01/2023 (a)		2,564	2,667
3.948% due 03/01/2024 (a)		495	511
3.954% due 11/01/2023 (a)		743	767
3.959% due 01/01/2024 (a)		117	121
3.991% due 04/01/2029 (a)		304	315
3.997% due 06/01/2024 (a)		917	954
4.009% due 06/01/2021 (a)		1,040	1,073
4.018% due 05/01/2022 (a)		61	64
4.034% due 01/01/2022 (a)		160	161
4.057% due 07/01/2019 (a)		727	751
4.075% due 09/01/2027 (a)		114	117
4.076% due 08/15/2032 (a)		10,558	10,560
4.082% due 08/01/2023 (a)		108	112
4.096% due 10/01/2022 (a)		59	60
4.125% due 08/01/2024 (a)		105	109
4.173% due 10/01/2023 (a)		317	329
4.196% due 08/01/2023 (a)		188	195
4.225% due 10/01/2023 (a)		353	363
4.228% due 10/01/2023 (a)		466	484
4.234% due 10/01/2023 (a)		216	225
4.238% due 01/01/2028 (a)		37	38
4.240% due 11/01/2023 (a)		25	26
4.250% due 05/04/2009		215	215
4.260% due 09/01/2023 (a)		664	685
4.267% due 10/01/2023 (a)		687	711
4.282% due 11/01/2026 (a)		1,959	2,015
4.288% due 09/01/2023 (a)		339	352
4.365% due 01/01/2024 (a)		130	136
4.386% due 09/01/2023 (a)		33	34
4.500% due 11/01/2008 - 05/01/2034 (f)		12,156	12,290
4.513% due 12/01/2023 (a)		282	292
4.783% due 05/01/2020 (a)		143	146
4.992% due 12/01/2019 (a)		6	6
5.000% due 02/01/2007 - 06/01/2034 (f)		317,467	322,998
5.072% due 05/01/2023 (a)		39	39
5.116% due 11/01/2028 (a)		2,610	2,608
5.145% due 10/01/2020 (a)		16	17
5.477% due 10/01/2020 (a)		301	308
5.500% due 10/01/2008 - 01/13/2035 (f)		9,239	9,365
5.738% due 07/01/2032 (a)		21	22
5.780% due 01/01/2019 (a)		69	70
5.782% due 02/01/2021 (a)		18	18
5.816% due 05/01/2020 (a)		31	32
5.886% due 05/01/2018 (a)		592	610
5.887% due 07/01/2019 (a)		12	12
5.950% due 06/15/2028		33,753	34,962
5.974% due 03/01/2021 (a)		2,185	2,243
6.000% due 11/15/2008 - 03/01/2034 (f)		358,026	372,180
6.017% due 05/01/2018 (a)		669	691
6.200% due 12/15/2008		2,369	2,421
6.250% due 03/05/2012 - 12/15/2028 (f)		12,511	12,890
6.400% due 10/15/2008 (c)		8	1
6.465% due 07/01/2019 (a)		2	2
6.500% due 04/01/2008 - 02/25/2042 (f)		689,739	720,800
6.525% due 02/01/2019 (a)		5	5
6.575% due 01/01/2019 (a)		2	2
6.885% due 05/01/2018 (a)		68	69
6.950% due 07/15/2021 - 08/15/2021 (f)		114	114
7.000% due 09/01/2006 - 10/25/2043 (f)		136,260	142,679
7.250% due 11/01/2008 - 05/15/2030 (f)		147	148
7.409% due 02/15/2008 (a) (c)		68	4
7.410% due 10/25/2023		417	419
7.457% due 02/01/2026 (a)		181	186
7.500% due 11/01/2006 - 07/01/2032 (f)		61,452	64,708
7.553% due 02/01/2026 (a)		87	90
7.645% due 05/01/2025 (n)		3,445	3,948
7.815% due 02/01/2026 (a)		562	578
7.829% due 07/01/2030 (a)		3,072	3,170
8.000% due 10/01/2007 - 09/15/2029 (f)		23,167	24,704
8.250% due 08/01/2007 - 06/15/2022 (f)		615	621
8.375% due 09/15/2007 (a) (c)		564	27
8.500% due 11/01/2007 - 06/01/2030 (f)		6,367	6,473
8.750% due 04/01/2009 - 12/15/2020 (f)		226	227
8.900% due 11/15/2020		2,483	2,483
9.000% due 04/01/2006 - 07/01/2030 (f)		1,315	1,319
9.250% due 10/01/2009		4	4
9.500% due 01/01/2005 - 12/01/2022 (f)		1,475	1,504
9.750% due 11/01/2008		1	1
10.000% due 10/01/2005 - 03/01/2021 (f)		188	205
10.100% due 09/01/2016		132	147
10.250% due 04/01/2009 - 07/01/2009 (f)		257	279
10.500% due 10/01/2017 - 01/01/2021 (f)		63	71
10.750% due 09/01/2009 - 12/01/2015 (f)		100	108
11.000% due 04/01/2010 - 05/01/2020 (f)		138	152
11.250% due 10/01/2009 - 09/01/2015 (f)		8	8
11.500% due 01/01/2018		13	14
12.500% due 12/01/2012		6	6
13.250% due 10/01/2013		67	76
14.000% due 04/01/2016		8	9
15.500% due 08/01/2011 - 11/01/2011 (f)		4	5
16.250% due 05/01/2011		1	1
82.577% due 08/15/2007 (c)		1	1
884.500% due 01/15/2021 (c)		1	1
Government National Mortgage Association
2.501% due 06/16/2031 - 03/16/2032 (a)(f)		622	625
2.540% due 06/20/2030 (a)		451	453
2.551% due 10/16/2030 (a)		2,886	2,905
2.601% due 02/16/2030 - 04/16/2032 (a)(f)		8,337	8,398
2.640% due 09/20/2030 (a)		738	741
2.651% due 12/16/2025 (a)		326	329
2.701% due 02/16/2030 (a)		6,141	6,204
2.750% due 02/20/2032 (a)		6,551	6,587
2.751% due 02/16/2030 (a)		3,037	3,067
3.000% due 11/20/2032 (a)		2,692	2,707
3.250% due 01/20/2028 - 03/20/2030 (a)(f)		23,721	23,920
3.375% due 05/20/2017 - 05/20/2030 (a)(f)		169,385	172,184
3.500% due 07/20/2028 - 08/20/2030 (a)(f)		20,964	21,335
3.750% due 08/20/2020 - 09/20/2027 (a)(f)		73,480	74,448
3.875% due 04/20/2023 (a)		49	50
4.000% due 02/20/2016 - 12/20/2029 (a)(f)		11,355	11,588
4.375% due 06/20/2022 - 02/20/2025 (a)(f)		3,332	3,379
4.500% due 11/16/2028 - 07/15/2033 (a)(f)		17,698	17,709
4.625% due 12/20/2015 - 12/20/2027 (a)(f)		55,847	57,048
4.630% due 11/20/2029 (a)		94	96
4.750% due 08/20/2024 (a)		3,824	3,880
5.000% due 04/20/2033 - 09/15/2033 (f)		1,186	1,190
5.500% due 10/15/2032 - 01/20/2035 (f)		3,144	3,209
5.650% due 10/15/2012		7	7
6.000% due 10/15/2008 - 04/15/2033 (f)		72,145	74,923
6.500% due 10/15/2008 - 09/15/2040 (f)		194,692	204,281
6.670% due 08/15/2040		939	1,034
6.750% due 05/16/2026 - 10/16/2040 (f)		46,815	50,900
7.000% due 11/15/2007 - 08/15/2042 (f)		40,342	44,447
7.250% due 07/16/2028		15	16
7.500% due 04/15/2007 - 11/15/2042 (f)		59,746	64,238
7.700% due 06/15/2031		6,650	7,402
8.000% due 08/15/2005 - 09/15/2031 (f)		2,442	2,647
8.250% due 02/15/2006 - 04/15/2020 (f)		275	297
8.500% due 03/20/2006 - 04/15/2031 (f)		1,674	1,831
8.750% due 03/15/2007 - 07/15/2007 (f)		17	19
9.000% due 06/15/2006 - 08/15/2030 (f)		1,619	1,808
9.250% due 03/15/2005 - 12/20/2016 (f)		9	9
9.500% due 04/15/2005 - 07/15/2025 (f)		1,511	1,692
10.000% due 11/15/2009 - 02/15/2025 (f)		1,334	1,487
10.250% due 02/20/2019		11	12
10.500% due 12/15/2015 - 09/15/2021 (f)		182	205
11.000% due 01/15/2010 - 04/20/2019 (f)		70	78
11.500% due 04/15/2013 - 10/15/2015 (f)		42	48
12.000% due 11/15/2012 - 05/15/2016 (f)		170	194
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		9	10
13.500% due 10/15/2012 - 09/15/2014 (f)		42	49
15.000% due 08/15/2011 - 11/15/2012 (f)		86	100
16.000% due 11/15/2011 - 05/15/2012 (f)		77	91
17.000% due 11/15/2011 - 12/15/2011 (f)		29	34
Small Business Administration
4.524% due 02/10/2013		30,048	30,106
4.980% due 11/01/2023		12,580	12,778
4.990% due 09/01/2024		4,000	4,052
5.130% due 09/01/2023		8,848	9,063
5.340% due 11/01/2021		12,480	12,987
6.030% due 02/01/2012		27,879	29,139
6.340% due 03/01/2021		23,757	25,574
6.344% due 08/10/2011		4,407	4,645
6.640% due 02/01/2011		14,402	15,285
6.700% due 12/01/2016		7,816	8,308
6.900% due 12/01/2020		6,761	7,414
6.950% due 11/01/2016		2,151	2,296
7.150% due 03/01/2017		4,019	4,312
7.190% due 12/01/2019		284	313
7.449% due 08/01/2010		55,618	60,077
7.452% due 09/01/2010		23,739	25,577
7.500% due 04/01/2017		2,193	2,371
7.540% due 08/10/2009		28,730	31,009
7.630% due 06/01/2020		12,714	14,219
7.640% due 03/10/2010		30,679	33,216
7.700% due 07/01/2016		330	355
8.017% due 02/10/2010		37,309	40,571

Total U.S. Government Agencies (Cost $19,670,341)			19,869,165

U.S. TREASURY OBLIGATIONS 16.6%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008		641,262	698,700
3.875% due 01/15/2009		1,649,101	1,848,861
4.250% due 01/15/2010		1,054,287	1,223,261
0.875% due 04/15/2010		1,608,490	1,593,347
3.500% due 01/15/2011		1,300,513	1,477,403
3.375% due 01/15/2012		108,406	123,430
3.000% due 07/15/2012		1,001,853	1,118,279
1.875% due 07/15/2013		58,508	60,204
2.000% due 01/15/2014		232	241
2.000% due 07/15/2014		262,724	271,140
U.S. Treasury Bonds
8.875% due 02/15/2019		90,600	130,368
6.250% due 08/15/2023		2,780	3,256
6.250% due 05/15/2030		164,205	196,373
5.375% due 02/15/2031		19,300	20,876
U.S. Treasury Notes
6.500% due 05/15/2005		150	152
6.500% due 08/15/2005		50	51
5.750% due 11/15/2005		1,925	1,975
3.500% due 12/15/2009		4,314,700	4,295,150

Total U.S. Treasury Obligations (Cost $12,940,782)			13,063,067

MORTGAGE-BACKED SECURITIES 1.7%
American Southwest Financial Securities Corp.
7.248% due 11/25/2038		20,886	22,019
Bank of America Mortgage Securities, Inc.
6.346% due 07/25/2032 (a)		7,959	8,110
5.770% due 10/20/2032 (a)		332	336
6.500% due 02/25/2033		47,393	48,202
Bear Stearns Adjustable Rate Mortgage Trust
4.190% due 11/25/2030 (a)		29,596	29,843
6.803% due 06/25/2031 (a)		1,709	1,727
5.747% due 06/25/2032 (a)		106	106
5.984% due 06/25/2032 (a)		41	42
5.335% due 10/25/2032 (a)		12,511	12,554
5.668% due 01/25/2033 (a)		27,979	27,970
5.415% due 03/25/2033 (a)		22,254	22,512
5.421% due 03/25/2033 (a)		39,916	40,737
1.590% due 07/25/2034 (a)		1,340	1,341
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008		75	78
5.060% due 12/15/2010		29,672	30,577
7.000% due 05/20/2030		39,442	43,755
7.000% due 05/20/2030		10,699	12,512
Bear Stearns Mortgage Securities, Inc.
3.905% due 06/25/2030 (a)		1,273	1,298
Capco America Securitization Corp.
5.860% due 12/15/2007		22	23
CMC Securities Corp.
7.250% due 11/25/2027		28	28
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		1,357	1,359
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	83
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		145	167
Commercial Mortgage Pass-Through Certificates
6.145% due 02/15/2008		5,986	6,151
2.320% due 09/15/2014 (a)		37,000	37,076
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		13,178	13,220
Countrywide Home Loans, Inc.
6.015% due 07/19/2031 (a)		294	304
6.026% due 03/19/2032 (a)		3,605	3,697
5.274% due 09/19/2032 (a)		1,552	1,550
Credit-Based Asset Servicing & Securitization LLC
2.561% due 10/25/2028 (a)		2,393	2,395
2.501% due 02/25/2030 (a)		4,004	4,009
2.521% due 01/25/2032 (a)		6,914	6,925
2.731% due 04/25/2032 (a)		1,759	1,768
Crusade Global Trust
2.606% due 02/15/2030 (a)		8,407	8,412
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009		335	376
6.000% due 02/25/2017		2,007	2,101
6.000% due 06/25/2017		253	255
7.500% due 03/25/2031		2,072	2,069
2.780% due 06/25/2031 (a)		238	238
2.730% due 11/25/2031 (a)		105	105
6.233% due 12/25/2031 (a)		5,833	5,953
2.581% due 02/25/2032 (a)		563	564
1.118% due 03/25/2032 (a)		4,184	4,174
1.727% due 03/25/2032 (a)		3,221	3,230
6.249% due 04/25/2032 (a)		5,756	5,879
2.571% due 05/25/2032 (a)		13,416	13,396
6.117% due 05/25/2032 (a)		2,932	2,991
2.780% due 12/25/2032 (a)		4,409	4,417
7.500% due 12/25/2032		49	50
6.500% due 04/25/2033		20,119	20,499
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		515	579
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (a)(k)		1,574	1,522
8.000% due 03/25/2022		23	23
6.406% due 03/25/2023 (a)		12	12
5.269% due 03/25/2024 (a)		25	25
4.837% due 05/25/2024 (a)		17	16
6.649% due 10/25/2024 (a)		73	74
2.680% due 06/25/2026 (a)		135	135
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		90	90
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)(n)		671	684
FFCA Secured Lending Corp.
7.130% due 05/18/2026		1,601	1,517
7.270% due 09/18/2027		70	72
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)		275	282
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		19	19
First Interstate Bancorp.
8.875% due 01/01/2009 (k)(n)		23	21
9.125% due 01/01/2009 (a)(k)(n)		1	1
First Nationwide Trust
6.500% due 03/25/2029		765	765
6.750% due 08/21/2031		24,641	24,993
8.500% due 08/25/2031		43	43
2.780% due 09/25/2031 (a)		49	49
First Republic Mortgage Loan Trust
2.501% due 06/25/2030 (a)		7,739	7,743
2.400% due 08/15/2032 (a)		612	612
Fund America Investors Corp.
4.076% due 06/25/2023 (a)		725	740
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)		250	266
6.150% due 11/15/2007 (a)		37	38
6.974% due 05/15/2008		14,480	14,851
8.950% due 08/20/2017		121	122
6.570% due 09/15/2033		12,154	12,356
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (k)(n)		3,917	3,909
Government Lease Trust
6.390% due 05/18/2007		10,000	10,377
4.000% due 05/18/2011		23,250	22,295
4.000% due 05/18/2011		12,500	11,973
6.480% due 05/18/2011		14,000	15,223
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		15,700	17,437
6.624% due 05/03/2018		55,900	62,252
6.044% due 08/15/2018 (a)		18,038	19,248
GSR Mortgage Loan Trust
6.000% due 03/25/2032		771	777
GSRPM Mortgage Loan Trust
2.881% due 01/25/2032 (a)		10,798	10,904
Harborview Mortgage Loan Trust
7.470% due 08/19/2030 (a)		2,990	3,000
Home Savings of America
8.464% due 08/01/2006 (a)(n)		2	2
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032		8,529	8,772
Indymac Adjustable Rate Mortgage Trust
3.342% due 08/25/2031 (a)		528	527
3.998% due 01/25/2032 (a)		1,355	1,355
6.527% due 01/25/2032 (a)		5,606	5,629
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		102	115
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)		1,615	1,701
LB Mortgage Trust
8.404% due 01/20/2017 (a)		44,698	49,103
Mastr Adjustable Rate Mortgages Trust
6.140% due 10/25/2032 (a)		9,913	9,994
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,414	3,440
Mellon Residential Funding Corp.
2.720% due 01/25/2029 (a)		4,128	4,180
2.788% due 07/25/2029 (a)		10,442	10,504
2.630% due 10/20/2029 (a)		28,996	29,263
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)		277	282
6.888% due 06/15/2021 (a)		2,631	2,692
7.148% due 06/15/2021 (a)		2,469	2,525
7.696% due 06/15/2021 (a)		548	561
MLCC Mortgage Investors, Inc.
2.350% due 09/15/2026 (a)		7,256	7,264
Morgan Stanley Capital I, Inc.
6.170% due 10/03/2008		750	808
6.160% due 04/03/2009		7,729	8,111
6.220% due 06/01/2030		23	23
6.590% due 10/03/2030		552	553
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006		500	525
7.008% due 09/20/2006		73	73
6.001% due 11/18/2031		10	10
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028		2,659	2,653
Nationslink Funding Corp.
6.654% due 02/10/2006		14,413	14,752
2.720% due 04/10/2007 (a)		5,415	5,423
6.888% due 05/10/2007		420	441
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		6,660	6,979
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	481
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		102	103
Paine Webber CMO Trust
1359.500% due 08/01/2019 (c)		1	8
PNC Mortgage Securities Corp.
6.300% due 03/25/2029		2,792	2,817
6.200% due 06/25/2029		453	455
6.200% due 06/25/2029		83	83
6.500% due 06/25/2029		6,919	7,093
Prime Mortgage Trust
2.580% due 02/25/2034 (a)		40,454	40,535
2.580% due 02/25/2034 (a)		9,779	9,800
Prudential Home Mortgage Securities
7.400% due 11/25/2007		70	70
7.500% due 03/25/2008		740	744
6.500% due 07/25/2008		1,613	1,611
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008		1,189	1,203
Prudential-Bache Trust
8.400% due 03/20/2021		1,487	1,501
Regal Trust IV
3.375% due 09/29/2031 (a)		4,435	4,365
Resecuritization Mortgage Trust
2.431% due 04/26/2021 (a)		3	3
Residential Accredit Loans, Inc.
7.500% due 08/25/2027		159	159
7.000% due 02/25/2028		2,777	2,774
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,992	2,052
5.606% due 09/25/2032 (a)		14,562	14,542
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)		583	585
Ryland Acceptance Corp.
11.500% due 12/25/2016		22	22
SACO I, Inc.
2.371% due 07/25/2019 (a)		721	713
2.611% due 09/25/2040 (a)		26	26
Salomon Brothers Mortgage Securities VII, Inc.
4.240% due 11/25/2022 (a)		42	39
3.937% due 10/25/2023 (a)		19	18
2.680% due 11/25/2024 (a)		368	368
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		498	501
Sears Mortgage Securities
12.000% due 02/25/2014		169	170
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)		78	78
4.552% due 10/25/2023 (a)		57	57
4.231% due 11/26/2023 (a)		209	209
Sequoia Mortgage Trust
2.480% due 10/19/2026 (a)		1,716	1,716
2.480% due 06/20/2032 (a)		1,473	1,472
2.490% due 07/20/2033 (a)		865	860
Structured Asset Mortgage Investments, Inc.
4.930% due 05/25/2022 (a)		4,317	4,330
6.503% due 06/25/2029 (a)		576	576
7.101% due 02/25/2030 (a)		198	201
6.750% due 04/30/2030		6	6
7.109% due 04/25/2032 (a)		1,947	1,954
2.460% due 09/19/2032 (a)		90,601	90,237
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005		9,473	9,199
Structured Asset Securities Corp.
7.000% due 02/25/2016		384	384
7.500% due 07/25/2016		1,663	1,663
2.481% due 10/25/2027 (a)		429	429
6.250% due 01/25/2032 (a)		30,483	31,637
2.471% due 02/25/2032 (a)		19,751	19,757
6.131% due 02/25/2032 (a)		7,895	7,906
2.888% due 05/25/2032 (a)		1,388	1,402
2.680% due 07/25/2032 (a)		254	255
6.150% due 07/25/2032 (a)		18,297	18,460
6.000% due 09/25/2032		11	11
5.450% due 03/25/2033 (a)		23,566	23,514
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)		44	44
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		2,728	2,728
Torrens Trust
2.350% due 07/15/2031 (a)		8,718	8,724
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,246
6.800% due 01/25/2028		10,257	10,583
United Mortgage Securities Corp.
4.968% due 09/25/2033 (a)		349	350
Vendee Mortgage Trust
0.436% due 06/15/2023 (c)		49,821	582
6.500% due 09/15/2024		25,873	26,648
6.823% due 01/15/2030 (a)		5,797	6,026
Washington Mutual Mortgage Securities Corp.
2.321% due 12/25/2007 (a)		4,195	4,196
5.530% due 07/25/2032 (a)		1,491	1,497
5.176% due 10/25/2032 (a)		32,666	33,129
5.750% due 12/25/2032		19	19
5.060% due 05/25/2033 (a)		5,450	5,494
2.880% due 12/25/2040 (a)		9,748	9,732
3.561% due 01/25/2041 (a)		9,732	9,770
2.922% due 06/25/2042 (a)		14,495	14,644

Total Mortgage-Backed Securities (Cost $1,312,222)			1,328,054

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Trust
7.589% due 10/15/2029		32	33
ACE Securities Corp.
2.521% due 06/25/2032 (a)		7,749	7,757
2.291% due 04/25/2034 (a)		3,080	3,082
Advanta Mortgage Loan Trust
2.556% due 11/25/2029 (a)		818	818
8.250% due 08/25/2030		7,954	8,424
Advanta Revolving Home Equity Loan Trust
2.551% due 01/25/2024 (a)		4,208	4,217
2.430% due 02/25/2025 (a)		2,863	2,867
Ameriquest Mortgage Securities, Inc.
2.670% due 05/15/2030 (a)		778	779
3.001% due 10/25/2031 (a)		7,694	7,731
2.451% due 08/25/2032 (a)		17	17
2.621% due 02/25/2033 (a)		246	246
2.511% due 03/25/2033 (a)		5,147	5,150
2.591% due 03/25/2033 (a)		10,683	10,708
2.331% due 10/25/2033 (a)		8,488	8,494
2.611% due 10/25/2033 (a)		1,417	1,420
2.291% due 05/25/2034 (a)		8,078	8,084
2.311% due 08/25/2034 (a)		18,752	18,765
Amortizing Residential Collateral Trust
2.451% due 06/25/2032 (a)		1,360	1,361
Argent Securities, Inc.
2.291% due 05/25/2034 (a)		11,360	11,369
Asset-Backed Funding Certificates
2.311% due 07/25/2034 (a)		31,829	31,824
Asset-Backed Securities Corp. Home Equity Loan Trust
2.400% due 08/15/2032 (a)		1,497	1,498
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
2.740% due 07/21/2030 (a)		40	41
Bank One Heloc Trust
2.400% due 04/20/2020 (a)		8,204	8,213
Bayview Financial Acquisition Trust
2.561% due 11/25/2031 (a)		1,687	1,688
Bear Stearns Asset Backed Securities, Inc.
2.587% due 12/25/2042 (a)		39,832	39,801
Bear Stearns Asset-Backed Securities, Inc.
2.112% due 03/25/2024 (a)		41,474	41,500
2.511% due 10/25/2032 (a)		13,615	13,638
2.581% due 10/25/2032 (a)		8,604	8,622
5.088% due 06/25/2043 (a)		13,891	13,913
Brazos Student Finance Corp.
3.200% due 06/01/2023 (a)		20,162	20,378
2.550% due 12/01/2025 (a)		9,190	9,193
Capital Auto Receivables Asset Trust
2.190% due 04/16/2007 (a)		88,000	88,135
Carrington Mortgage Loan Trust
2.331% due 08/25/2034 (a)		2,209	2,209
Cendant Mortgage Corp.
6.000% due 10/21/2033		13,440	13,662
Centex Home Equity
2.470% due 03/25/2033 (a)		3,996	4,001
2.460% due 06/25/2033 (a)		11,784	11,803
2.480% due 09/25/2033 (a)		4,560	4,568
Champion Home Equity Loan Trust
2.441% due 03/25/2029 (a)		481	481
2.581% due 09/25/2029 (a)		2,174	2,177
Chase Funding Mortgage Loan Asset-Backed Certificates
7.333% due 11/25/2011		2,201	2,230
2.291% due 09/25/2021 (a)		2,852	2,854
2.481% due 11/25/2029 (a)		1,041	1,042
2.401% due 10/25/2030 (a)		2,458	2,460
2.501% due 08/25/2032 (a)		4,138	4,144
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		76	76
Community Program Loan Trust
4.500% due 10/01/2018		12,929	12,940
4.500% due 04/01/2029		26,000	24,137
Conseco Finance Corp.
7.800% due 05/15/2020		83	84
2.470% due 10/15/2031 (a)		3,749	3,752
8.300% due 10/15/2031		1,060	1,073
2.550% due 05/15/2032 (a)		2,385	2,392
Countrywide Asset-Backed Certificates
2.371% due 10/25/2021 (a)		28,244	28,262
2.341% due 08/25/2023 (a)		75,548	75,536
2.570% due 10/25/2023 (a)		69,165	69,197
2.261% due 09/25/2027 (a)		15,903	15,913
3.111% due 10/25/2030 (a)		5,642	5,648
2.411% due 06/25/2031 (a)		17	17
2.441% due 05/25/2032 (a)		726	727
1.600% due 12/25/2034 (a)		17,670	17,682
2.092% due 01/25/2035 (a)		36,032	36,026
Credit-Based Asset Servicing & Securitization LLC
2.331% due 12/25/2029 (a)		3,363	3,363
2.501% due 06/25/2032 (a)		13,810	13,834
CS First Boston Mortgage Securities Corp.
2.531% due 07/25/2032 (a)		8,262	8,281
2.551% due 08/25/2032 (a)		5,578	5,587
Delta Funding Home Equity Loan Trust
2.510% due 09/15/2029 (a)		798	799
2.420% due 06/15/2030 (a)		695	695
Denver Arena Trust
6.940% due 11/15/2019		3,609	3,675
Discover Card Master Trust I
6.850% due 07/17/2007		960	962
2.475% due 10/16/2013 (a)		400	407
EQCC Home Equity Loan Trust
2.260% due 10/15/2027 (a)		143	143
7.448% due 08/25/2030		16	16
Equifirst Mortgage Loan Trust
2.517% due 01/25/2034 (a)		13,138	13,144
Equity One ABS, Inc.
2.461% due 11/25/2032 (a)		64	64
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025		16	16
First Alliance Mortgage Loan Trust
2.620% due 01/25/2025 (a)		86	86
2.520% due 03/20/2031 (a)		3,751	3,754
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.311% due 10/25/2034 (a)		275	275
FMAC Loan Receivables Trust
7.900% due 04/15/2019		20	5
6.500% due 09/15/2020		156	93
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030		2,033	2,061
Green Tree Financial Corp.
6.240% due 11/01/2016		63	66
5.760% due 11/01/2018		49	49
8.300% due 05/15/2026		164	165
6.870% due 02/01/2030		1,371	1,468
6.480% due 12/01/2030		55	58
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	117
GSAMP Trust
2.331% due 08/25/2034 (a)		4,371	4,374
HFC Home Equity Loan Asset-Backed Certificates
2.430% due 05/20/2031 (a)		50,165	50,202
Home Equity Asset Trust
2.481% due 11/25/2032 (a)		7,094	7,095
2.641% due 05/25/2033 (a)		15,273	15,327
Home Equity Mortgage Trust
4.031% due 08/25/2032 (a)		5,000	5,013
Household Mortgage Loan Trust
2.440% due 05/20/2032 (a)		27,607	27,672
2.490% due 02/20/2033 (a)		4,134	4,138
IMC Home Equity Loan Trust
7.500% due 04/25/2026		203	209
6.780% due 07/25/2026 (a)		130	130
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		61	61
Indymac Home Equity Loan Asset-Backed Trust
2.471% due 07/25/2030 (a)		292	292
Irwin Home Equity Loan Trust
2.551% due 02/25/2012 (a)		1,574	1,578
2.471% due 06/25/2029 (a)		12,654	12,647
Irwin Low Balance Home Equity Loan Trust
2.556% due 06/25/2021 (a)		3,005	3,012
Long Beach Mortgage Loan Trust
2.461% due 11/25/2009 (a)		5,481	5,501
Merrill Lynch Mortgage Investors, Inc.
2.480% due 03/15/2025 (a)		173	173
2.551% due 04/25/2031 (a)		2,104	2,120
2.301% due 01/25/2035 (a)		71,657	71,701
Metropolitan Asset Funding, Inc.
2.641% due 04/25/2029 (a)		683	683
Mid-State Trust
8.330% due 04/01/2030		38,485	41,231
7.340% due 07/01/2035		1,445	1,568
6.340% due 10/15/2036		32,598	34,247
7.791% due 03/15/2038		6,186	6,864
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.311% due 04/25/2034 (a)		28,485	28,505
Morgan Stanley Dean Witter Capital I, Inc.
2.511% due 07/25/2032 (a)		3,957	3,969
2.601% due 11/25/2032 (a)		3,636	3,641
Morgan Stanley Warehouse Facilities
2.520% due 07/06/2005 (a)(n)		234,600	233,641
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)		6,770	7,207
Myra-Pemex Trust
2.750% due 10/20/2006 (a)		85	85
2.742% due 12/23/2006 (a)		288	287
2.750% due 12/23/2006 (a)		170	169
2.750% due 12/23/2006 (a)		460	459
2.750% due 12/23/2006 (a)		289	289
2.750% due 12/23/2006 (a)		436	434
2.772% due 12/23/2006 (a)		192	191
2.938% due 12/23/2006 (a)		577	575
3.102% due 12/23/2006 (a)		234	233
3.102% due 12/23/2006 (a)(n)		193	188
3.102% due 12/23/2006 (a)		1,165	1,161
New Century Home Equity Loan Trust
7.540% due 06/25/2029		12	12
7.320% due 07/25/2029		6	6
Nissan Auto Lease Trust
2.560% due 08/15/2007 (a)		7,533	7,534
Novastar Home Equity Loan
2.455% due 04/25/2028 (a)		180	180
NPF XII, Inc.
1.000% due 11/01/2043 (a)(d)(n)		49,000	5,296
Option One Mortgage Loan Trust
2.761% due 06/25/2030 (a)		2,448	2,450
2.681% due 12/25/2030 (a)		1,815	1,816
Park Place Securities, Inc.
2.331% due 10/25/2034 (a)		236	236
Quest Trust
2.611% due 08/25/2011 (a)		23,960	23,994
1.291% due 06/25/2034 (a)		8,114	8,111
Renaissance Home Equity Loan Trust
2.531% due 08/25/2032 (a)		7,936	7,950
Residential Asset Mortgage Products, Inc.
2.281% due 04/25/2025 (a)		68,585	68,625
2.321% due 05/25/2026 (a)		270	270
2.481% due 01/25/2034 (a)		96,942	97,177
Residential Asset Securities Corp.
2.281% due 01/25/2025 (a)		65,752	65,795
Residential Funding Mortgage Securities II, Inc.
2.370% due 04/25/2011 (a)		5,857	5,860
Residential Mortgage Loan Trust
3.681% due 09/25/2029 (a)		67	68
Salomon Brothers Mortgage Securities VII, Inc.
2.461% due 09/25/2028 (a)		4,695	4,702
2.481% due 03/25/2032 (a)		4,713	4,713
Saxon Asset Securities Trust
2.581% due 12/25/2032 (a)		5,595	5,606
2.441% due 11/25/2033 (a)		4,775	4,783
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)		29,955	29,971
SLM Student Loan Trust
1.970% due 07/25/2006 (a)		15,600	15,603
2.063% due 07/27/2009 (a)		44,200	44,227
3.003% due 10/25/2010 (a)		150	151
2.300% due 04/25/2011 (a)		4,070	4,080
Specialty Underwriting & Residential Finance
2.511% due 06/25/2034 (a)		90	90
Structured Asset Investment Loan Trust
2.291% due 03/25/2034 (a)		27,473	27,490
Structured Asset Securities Corp.
2.631% due 02/25/2033 (a)		8,138	8,161
Terwin Mortgage Trust
2.301% due 03/25/2035 (a)		10,042	10,048
Toyota Auto Receivables Owner Trust
2.130% due 08/15/2007 (a)		5,000	5,004
UCFC Home Equity Loan
6.870% due 07/15/2029		70	71
Wachovia Auto Owner Trust
1.569% due 06/20/2005 (a)		3,694	3,694
Wells Fargo Home Equity Trust
2.092% due 09/25/2034 (a)		75,330	75,384
2.102% due 09/25/2034 (a)		14,194	14,206
WFS Financial Owner Trust
5.180% due 03/20/2009		22	22
WMC Mortgage Pass-Through Certificates
2.550% due 10/15/2029 (a)		8,302	8,314
2.440% due 05/15/2030 (a)		2,898	2,905

Total Asset-Backed Securities (Cost $1,957,475)			1,925,551

SOVEREIGN ISSUES 2.4%
Kingdom of Spain
7.000% due 07/19/2005		500	511
Republic of Brazil
3.063% due 04/15/2006 (a)		68,580	68,748
3.063% due 04/15/2006 (a)		9,624	9,648
10.000% due 01/16/2007		4,000	4,454
11.500% due 03/12/2008		45,000	53,032
3.125% due 04/15/2009 (a)		52,483	52,087
3.125% due 04/15/2009 (a)		10,483	10,404
7.720% due 06/29/2009 (a)		3,800	4,479
12.000% due 04/15/2010		5,600	6,944
9.250% due 10/22/2010		900	1,011
11.000% due 01/11/2012		28,320	34,522
3.125% due 04/15/2012 (a)		35,594	34,122
8.000% due 04/15/2014		118,287	121,811
Republic of Colombia
10.750% due 01/15/2013		90	108
Republic of Panama
8.250% due 04/22/2008		63,450	70,747
9.625% due 02/08/2011		21,000	24,885
9.375% due 07/23/2012		49,060	58,381
10.750% due 05/15/2020		6,500	8,482
9.375% due 01/16/2023		44,520	51,643
8.875% due 09/30/2027		29,750	32,874
Republic of Peru
9.125% due 01/15/2008		15,300	17,480
9.125% due 02/21/2012		118,900	139,113
9.875% due 02/06/2015		8,500	10,455
4.500% due 03/07/2017 (a)		11,000	10,377
5.000% due 03/07/2017 (a)		12,100	11,658
Republic of South Africa
2.120% due 03/26/2009 (n)		2,000	1,999
9.125% due 05/19/2009		28,275	33,577
6.500% due 06/02/2014		27,000	29,444
Republic of Ukraine
11.000% due 03/15/2007 (a)		10,267	11,039
6.875% due 03/04/2011		8,000	8,242
Russian Federation
5.000% due 03/31/2030		331,165	342,888
United Mexican States
10.375% due 02/17/2009		42	51
9.875% due 02/01/2010		23,900	29,433
8.375% due 01/14/2011		23,693	27,887
7.500% due 01/14/2012		9,160	10,410
6.375% due 01/16/2013		97,275	103,841
6.625% due 03/03/2015		27,000	29,066
11.375% due 09/15/2016		4,450	6,579
8.125% due 12/30/2019		38,000	44,688
8.000% due 09/24/2022		50,810	58,736
8.300% due 08/15/2031		246,890	289,972

Total Sovereign Issues (Cost $1,697,461)			1,865,828

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 0.6%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	2,300	3,611
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,500	76,276
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	16,759
7.125% due 05/06/2009		63,300	90,773
Halifax Group PLC
7.627% due 12/29/2049 (a)		14,700	24,521
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	8,190
Lloyds TSB Capital I
7.375% due 02/07/2049		26,000	42,681
Republic of Germany
5.000% due 07/04/2012		1,300	1,950
3.750% due 07/04/2013		4,600	6,351
Republic of Italy
1.650% due 09/15/2008 (e)		38,505	54,165
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	147,369
United Kingdom Gilt
5.000% due 03/07/2012		50	99
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	21,304
7.500% due 03/08/2010	EC	5,000	7,917

Total Foreign Currency-Denominated Issues (Cost $342,257)			501,966

		# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 116.000 Exp. 02/18/2005		784	270
6.000% due 03/31/2005
Strike @ 115.000 Exp. 02/18/2005		1,747	955

Total Purchased Call Options (Cost $2,204)			1,225

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		22,024	138
Strike @ 94.750 Exp. 06/13/2005		22,741	142
Strike @ 94.250 Exp. 06/13/2005		11,181	140
		Notional Amount (000s )
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005 (n)		$22,975	0

Total Purchased Put Options (Cost $559)			420

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS 61.9%
Certificates of Deposit 5.5%
Bank of America, N.A.
1.995% due 01/18/2005		407,000	407,000
2.050% due 01/26/2005		388,300	388,300
2.110% due 02/02/2005		393,800	393,800
2.030% due 02/04/2005		106,500	106,500
2.150% due 02/10/2005		300,000	300,000
2.300% due 03/16/2005		800	800
Citibank, N.A.
2.030% due 01/24/2005		21,200	21,200
2.275% due 02/18/2005		27,600	27,600
2.380% due 03/07/2005		63,400	63,400
2.395% due 03/10/2005		260,000	260,000
2.450% due 03/21/2005		250,100	250,100
2.465% due 03/29/2005		104,400	104,400
HSBC Bank USA
2.335% due 03/23/2005		117,600	117,600
2.350% due 03/24/2005		9,100	9,100
2.410% due 04/01/2005		155,800	155,800
Royal Bank of Scotland PLC
2.110% due 03/01/2005		300,000	300,000
Wells Fargo Bank, N.A.
2.430% due 01/05/2005		405,800	405,800
2.030% due 01/11/2005		458,600	458,600
2.060% due 01/11/2005		381,600	381,600
2.040% due 01/18/2005		227,600	227,600

			4,379,200

Commercial Paper 43.1%
ABN AMRO North America
1.925% due 01/24/2005		48,800	48,745
1.935% due 01/27/2005		183,400	183,163
1.940% due 01/31/2005		113,700	113,528
1.945% due 01/31/2005		59,900	59,809
1.990% due 01/31/2005		18,225	18,197
2.000% due 01/31/2005		1,000	998
2.290% due 03/01/2005		46,500	46,331
2.350% due 03/01/2005		18,900	18,830
Alcon Capital Corp.
1.980% due 02/02/2005		11,400	11,381
Anz (Delaware), Inc.
2.040% due 01/27/2005		23,400	23,368
2.030% due 02/02/2005		19,200	19,168
2.015% due 02/14/2005		25,900	25,839
2.045% due 02/14/2005		4,100	4,090
2.375% due 02/22/2005		2,200	2,193
2.420% due 03/16/2005		9,800	9,751
2.445% due 03/21/2005		85,700	85,236
2.410% due 04/07/2005		45,100	44,799
2.470% due 04/07/2005		1,730	1,718
2.460% due 04/11/2005		77,600	77,059
2.500% due 04/20/2005		50,000	49,617
Anz National International Ltd.
2.050% due 01/28/2005		122,200	122,026
2.020% due 02/02/2005		2,400	2,396
2.035% due 02/14/2005		147,300	146,950
2.300% due 03/15/2005		48,700	48,457
2.420% due 03/17/2005		48,400	48,152
2.445% due 03/21/2005		40,100	39,883
ASB Bank Ltd.
2.305% due 02/02/2005		48,200	48,107
2.035% due 02/14/2005		20,000	19,953
2.040% due 02/14/2005		5,600	5,587
2.310% due 03/01/2005		41,000	40,850
2.425% due 03/14/2005		15,100	15,026
2.460% due 03/22/2005		24,700	24,564
2.420% due 04/07/2005		8,200	8,145
Bank of America, N.A.
2.440% due 03/23/2005		350,900	350,900
2.440% due 03/28/2005		111,300	111,300
2.460% due 03/29/2005		1,500	1,491
Bank of Ireland
2.350% due 01/05/2005		475,000	474,938
1.960% due 01/27/2005		5,100	5,093
2.090% due 02/03/2005		40,000	39,928
2.110% due 02/03/2005		50,000	49,909
2.280% due 02/11/2005		9,600	9,576
2.505% due 04/21/2005		230,300	228,522
Barclays U.S. Funding Corp.
1.950% due 01/27/2005		29,600	29,562
1.985% due 02/01/2005		44,900	44,828
2.125% due 02/03/2005		9,800	9,782
2.230% due 02/15/2005		29,700	29,621
2.035% due 02/22/2005		2,200	2,194
2.060% due 02/22/2005		7,200	7,179
2.340% due 02/28/2005		3,200	3,188
2.365% due 03/07/2005		1,900	1,892
2.375% due 03/08/2005		6,000	5,973
2.425% due 03/15/2005		8,700	8,657
2.480% due 04/18/2005		42,700	42,380
2.500% due 04/20/2005		281,700	279,545
BP Amoco Capital PLC
2.100% due 01/03/2005		28,300	28,300
CBA (de) Finance
1.980% due 01/07/2005		83,913	83,895
1.990% due 01/07/2005		28,600	28,594
2.240% due 01/07/2005		11,900	11,897
1.970% due 01/10/2005		6,000	5,998
1.980% due 01/10/2005		42,550	42,534
2.260% due 02/22/2005		600	598
2.270% due 02/22/2005		13,100	13,059
2.340% due 03/02/2005		8,500	8,468
2.350% due 03/03/2005		27,500	27,394
2.370% due 03/07/2005		50,000	49,779
2.380% due 03/07/2005		1,400	1,394
2.425% due 03/15/2005		39,400	39,204
2.440% due 03/21/2005		15,200	15,118
2.455% due 03/31/2005		2,800	2,783
CDC Commercial Corp.
2.010% due 02/03/2005		200,000	199,654
2.040% due 02/22/2005		73,000	72,793
2.070% due 02/23/2005		20,500	20,440
2.100% due 02/23/2005		21,900	21,835
CDC IXIS Commercial Paper, Inc.
2.310% due 03/03/2005		61,700	61,466
2.320% due 03/07/2005		5,700	5,675
2.420% due 03/22/2005		38,100	37,891
2.510% due 04/12/2005		96,700	96,019
Danske Corp.
2.350% due 01/06/2005		25,400	25,395
2.145% due 01/12/2005		18,800	18,790
2.220% due 01/24/2005		29,350	29,312
2.070% due 01/25/2005		25,149	25,117
1.940% due 01/31/2005		4,100	4,094
2.035% due 02/14/2005		500	499
2.070% due 02/14/2005		7,000	6,983
2.370% due 03/14/2005		21,200	21,096
2.390% due 03/15/2005		400	398
2.440% due 03/23/2005		21,800	21,679
2.375% due 04/01/2005		12,300	12,223
2.465% due 04/18/2005		44,500	44,167
Den Norske Bank ASA
1.950% due 01/27/2005		28,500	28,463
1.960% due 01/27/2005		45,800	45,740
1.950% due 01/28/2005		36,600	36,550
1.980% due 02/01/2005		76,000	75,879
1.980% due 02/03/2005		54,900	54,806
2.220% due 02/14/2005		15,800	15,759
2.360% due 03/07/2005		24,800	24,691
2.360% due 03/09/2005		23,700	23,592
Dexia Delaware LLC
2.010% due 01/19/2005		97,500	97,413
2.010% due 01/21/2005		104,800	104,695
2.035% due 01/25/2005		88,400	88,290
2.040% due 01/25/2005		16,300	16,280
2.060% due 01/26/2005		2,900	2,896
2.070% due 01/27/2005		3,100	3,096
2.120% due 02/04/2005		53,400	53,299
2.140% due 03/02/2005		34,800	34,680
2.360% due 03/03/2005		1,800	1,793
2.360% due 03/07/2005		33,900	33,750
2.370% due 03/07/2005		33,000	32,854
2.370% due 03/08/2005		8,200	8,163
2.410% due 03/14/2005		20,500	20,399
2.420% due 03/14/2005		26,900	26,768
Fannie Mae
1.150% due 01/03/2005		69,500	69,500
1.966% due 01/05/2005		6,600	6,599
1.968% due 01/05/2005		15,900	15,898
1.970% due 01/05/2005		59,200	59,194
2.050% due 01/06/2005		29,500	29,495
1.910% due 01/07/2005		18,600	18,596
1.958% due 01/07/2005		30,600	30,593
2.064% due 01/07/2005		26,100	26,094
2.065% due 01/07/2005		9,800	9,798
1.949% due 01/12/2005		131,887	131,822
1.954% due 01/12/2005		21,411	21,400
1.956% due 01/12/2005		58,600	58,571
1.975% due 01/12/2005		240,400	240,281
1.981% due 01/19/2005		133,000	132,875
1.990% due 01/19/2005		106,700	106,606
2.050% due 01/19/2005		13,300	13,287
1.965% due 01/20/2005		31,400	31,371
1.973% due 01/24/2005		136,900	136,726
1.980% due 01/24/2005		43,800	43,749
2.043% due 01/24/2005		198,500	198,245
1.986% due 01/26/2005		179,631	179,393
1.988% due 01/26/2005		7,900	7,889
1.989% due 01/26/2005		58,590	58,514
1.990% due 01/26/2005		82,800	82,684
1.992% due 01/26/2005		260,200	259,863
1.993% due 01/26/2005		56,500	56,426
1.996% due 01/26/2005		17,900	17,877
1.999% due 01/26/2005		1,800	1,798
2.000% due 01/26/2005		90,000	89,885
1.989% due 02/01/2005		74,500	74,377
2.073% due 02/02/2005		213,900	213,521
2.075% due 02/02/2005		125,300	125,083
2.078% due 02/02/2005		26,400	26,353
2.081% due 02/02/2005		91,600	91,433
2.030% due 02/04/2005		8,868	8,851
2.035% due 02/04/2005		23,300	23,258
2.044% due 02/04/2005		9,800	9,781
2.131% due 02/09/2005		518	517
2.133% due 02/09/2005		143,500	143,178
2.137% due 02/09/2005		125,900	125,611
2.143% due 02/09/2005		158,863	158,498
2.157% due 02/09/2005		173,300	172,912
2.163% due 02/09/2005		150,000	149,654
2.175% due 02/09/2005		121,700	121,428
2.168% due 02/16/2005		36,571	36,471
2.197% due 02/16/2005		22,015	21,955
2.201% due 02/16/2005		21,900	21,841
2.210% due 02/16/2005		517,100	515,694
2.203% due 02/23/2005		597,941	596,010
2.220% due 02/23/2005		300	299
2.221% due 02/23/2005		170,900	170,352
2.230% due 02/23/2005		5,564	5,546
2.101% due 03/01/2005		56,987	56,789
2.110% due 03/01/2005		6,400	6,379
2.197% due 03/02/2005		7,983	7,953
2.248% due 03/02/2005		184,000	183,316
2.299% due 03/02/2005		97,200	96,840
2.300% due 03/02/2005		39,300	39,154
2.130% due 03/03/2005		327,900	326,755
2.257% due 03/09/2005		24,900	24,787
2.272% due 03/09/2005		175,000	174,204
2.285% due 03/09/2005		224,600	223,578
2.302% due 03/09/2005		220,200	219,198
2.319% due 03/09/2005		396,500	394,696
2.320% due 03/09/2005		24,100	23,990
2.230% due 03/14/2005		83,000	82,592
2.230% due 03/15/2005		16,900	16,816
2.348% due 03/16/2005		117,800	117,205
2.349% due 03/16/2005		74,200	73,825
2.354% due 03/16/2005		43,900	43,678
2.390% due 03/16/2005		295,000	293,510
2.408% due 03/23/2005		15,100	15,016
2.430% due 03/23/2005		206,000	204,855
2.440% due 03/30/2005		7,600	7,554
2.460% due 03/30/2005		500	497
2.474% due 03/30/2005		103,100	102,473
1.010% due 04/01/2005 (n)		42,825	42,559
1.010% due 04/01/2005 (n)		66,000	65,589
1.010% due 04/01/2005		108,825	108,148
2.390% due 04/13/2005		34,107	33,864
2.390% due 04/15/2005		21,600	21,443
2.470% due 04/20/2005		47,557	47,193
2.459% due 04/29/2005		24,372	24,169
2.515% due 05/19/2005		177,400	175,644
2.485% due 05/25/2005		10,471	10,362
2.525% due 06/08/2005		500,000	494,245
Federal Home Loan Bank
2.100% due 01/03/2005		294,000	294,000
1.937% due 01/05/2005		1,900	1,900
1.935% due 01/07/2005		19,483	19,479
1.943% due 01/07/2005		9,514	9,512
2.090% due 01/12/2005		4,700	4,698
2.098% due 01/12/2005		33,800	33,781
1.927% due 01/14/2005		23,200	23,186
1.930% due 01/14/2005		123	123
1.934% due 01/14/2005		539,700	539,327
1.955% due 01/14/2005		138,100	138,018
1.955% due 01/19/2005		646	645
1.957% due 01/19/2005		36,148	36,116
1.958% due 01/19/2005		300	300
1.969% due 01/19/2005		21,400	21,381
1.958% due 01/21/2005		8,700	8,691
1.960% due 01/21/2005		500	500
1.966% due 01/21/2005		80,300	80,213
1.982% due 01/21/2005		379,400	379,024
1.990% due 01/26/2005		116,800	116,652
2.025% due 01/28/2005		31,700	31,655
2.028% due 01/28/2005		10,041	10,027
2.032% due 01/28/2005		41,300	41,242
2.035% due 01/28/2005		160,200	159,974
2.065% due 02/02/2005		4,984	4,975
2.076% due 02/02/2005		700	699
2.210% due 02/03/2005		49,400	49,306
2.077% due 02/04/2005		111	111
2.080% due 02/04/2005		254,300	253,830
2.166% due 02/09/2005		49,369	49,259
2.169% due 02/09/2005		321,000	320,285
2.160% due 02/11/2005		3,100	3,093
2.200% due 02/16/2005		651,300	649,549
2.200% due 02/18/2005		13,400	13,362
2.209% due 02/18/2005		433,000	431,772
2.215% due 02/18/2005		371,200	370,109
2.246% due 02/18/2005		6,169	6,151
2.245% due 02/23/2005		3,400	3,389
2.269% due 03/02/2005		4,400	4,384
2.270% due 03/02/2005		41,700	41,542
5.500% due 03/02/2005		41,550	41,397
2.287% due 03/04/2005		16,500	16,431
2.313% due 03/04/2005		101,120	100,696
2.320% due 03/04/2005		190,800	190,001
2.309% due 03/09/2005		5,228	5,204
2.320% due 03/09/2005		31,400	31,257
2.333% due 03/11/2005		15,309	15,237
2.334% due 03/11/2005		11,000	10,948
2.340% due 03/11/2005		98,600	98,138
2.330% due 03/15/2005		2,000	1,990
2.425% due 03/28/2005		431,600	429,041
Ford Motor Credit Co.
2.470% due 04/04/2005		65,500	65,078
2.480% due 04/04/2005		65,500	65,078
ForeingsSparbanken AB (Swedbank)
2.330% due 02/22/2005		47,700	47,546
2.370% due 03/07/2005		3,100	3,086
2.410% due 03/16/2005		200,000	198,990
2.445% due 03/28/2005		15,400	15,309
2.420% due 04/07/2005		4,200	4,172
2.490% due 04/21/2005		154,800	153,605
Fortis Funding LLC
2.000% due 01/21/2005		1,500	1,498
1.930% due 01/25/2005		400	400
1.965% due 02/01/2005		28,500	28,455
2.500% due 04/22/2005		237,100	235,251
Freddie Mac
1.906% due 01/04/2005		24,795	24,794
1.918% due 01/04/2005		1,700	1,700
1.919% due 01/04/2005		8,400	8,400
1.935% due 01/04/2005		20,300	20,299
1.940% due 01/04/2005		78,900	78,896
2.105% due 01/10/2005		3,200	3,199
1.923% due 01/11/2005		24,900	24,889
1.926% due 01/11/2005		8,200	8,196
1.928% due 01/11/2005		4,900	4,898
1.931% due 01/11/2005		3,400	3,398
1.932% due 01/11/2005		3,000	2,999
1.936% due 01/11/2005		9,400	9,396
1.938% due 01/11/2005		3,200	3,199
1.940% due 01/11/2005		49,800	49,778
1.960% due 01/11/2005		37,700	37,684
1.950% due 01/18/2005		89,900	89,826
2.105% due 01/19/2005		44,500	44,458
1.923% due 01/24/2005		1,000	999
1.930% due 01/24/2005		278,900	278,586
1.985% due 01/25/2005		13,500	13,484
2.200% due 01/28/2005		7,700	7,688
1.930% due 01/31/2005		294,400	293,958
2.049% due 02/01/2005		5,100	5,091
2.050% due 02/01/2005		23,106	23,066
2.060% due 02/01/2005		113,500	113,311
2.025% due 02/07/2005		12,200	12,176
2.160% due 02/08/2005		42,500	42,409
2.144% due 02/15/2005		32,800	32,714
2.147% due 02/15/2005		102,515	102,244
2.161% due 02/15/2005		40,100	39,995
2.190% due 02/15/2005		123,700	123,377
2.237% due 02/22/2005		19,500	19,439
2.255% due 02/22/2005		41,563	41,433
2.100% due 03/01/2005		175,900	175,259
2.110% due 03/01/2005		5,200	5,183
2.190% due 03/01/2005		102,600	102,227
2.196% due 03/01/2005		25,500	25,408
2.200% due 03/01/2005		97,500	97,143
2.205% due 03/01/2005		64,174	63,935
1.890% due 03/07/2005		21,400	21,306
2.183% due 03/08/2005		94,200	93,778
2.200% due 03/08/2005		12,700	12,643
2.231% due 03/08/2005		228,205	227,183
2.237% due 03/08/2005		12,710	12,653
2.220% due 03/11/2005		50,000	49,765
2.242% due 03/14/2005		1,200	1,194
2.260% due 03/14/2005		5,100	5,075
2.229% due 03/15/2005		4,500	4,478
2.232% due 03/15/2005		10	10
2.307% due 03/15/2005		76,194	75,815
2.318% due 03/15/2005		127,171	126,538
2.290% due 03/22/2005		95,084	94,562
2.395% due 03/22/2005		16,900	16,807
2.310% due 03/29/2005		133,207	132,408
2.386% due 03/29/2005		6,500	6,461
2.380% due 03/31/2005		410,500	407,975
2.380% due 04/01/2005		393,800	391,351
2.385% due 04/04/2005		495,500	492,304
2.396% due 04/05/2005		851	845
2.385% due 04/11/2005		478,800	475,463
2.405% due 04/15/2005		79,745	79,165
2.420% due 04/19/2005		83,860	83,225
2.440% due 04/25/2005		53,675	53,244
General Electric Capital Corp.
1.920% due 01/03/2005		14,100	14,100
2.010% due 02/01/2005		2,132	2,129
2.040% due 02/04/2005		20,000	19,964
2.355% due 02/09/2005		8,600	8,579
2.220% due 02/10/2005		6,600	6,585
2.300% due 02/11/2005		9,000	8,978
2.280% due 02/23/2005		20,000	19,935
2.320% due 02/24/2005		25,700	25,614
2.340% due 03/01/2005		22,200	22,118
2.420% due 03/11/2005		46,400	46,182
2.420% due 03/14/2005		24,700	24,700
2.420% due 03/15/2005		37,200	37,015
General Motors Acceptance Corp.
2.362% due 03/21/2005		3,300	3,282
2.404% due 03/22/2005		107,900	107,308
2.495% due 04/05/2005		85,400	84,843
2.535% due 04/05/2005		49,110	48,790
Glaxosmithkline Finance PLC
2.370% due 03/03/2005		9,000	8,965
2.375% due 03/03/2005		42,400	42,235
HBOS Treasury Services PLC
2.035% due 01/24/2005		50,000	49,941
2.050% due 01/24/2005		5,900	5,893
1.955% due 01/25/2005		59,700	59,629
2.040% due 01/26/2005		42,000	41,945
1.950% due 01/31/2005		34,900	34,847
2.000% due 02/01/2005		18,600	18,570
2.000% due 02/02/2005		35,700	35,640
2.130% due 02/02/2005		14,600	14,574
2.010% due 02/03/2005		1,000	998
2.120% due 02/03/2005		17,300	17,268
2.175% due 02/04/2005		24,900	24,852
2.220% due 02/14/2005		6,100	6,084
2.255% due 02/17/2005		42,700	42,580
2.060% due 02/22/2005		23,700	23,632
2.065% due 02/22/2005		35,900	35,797
2.070% due 02/22/2005		2,300	2,293
2.100% due 02/24/2005		72,400	72,180
2.340% due 03/01/2005		80,200	79,903
2.350% due 03/01/2005		21,100	21,021
2.365% due 03/08/2005		34,200	34,047
2.370% due 03/08/2005		88,700	88,303
2.400% due 03/14/2005		15,200	15,125
2.410% due 03/14/2005		2,300	2,289
2.420% due 03/14/2005		31,100	30,947
2.420% due 03/15/2005		26,500	26,368
2.420% due 03/18/2005		22,500	22,383
2.430% due 03/18/2005		6,000	5,969
2.440% due 03/21/2005		9,200	9,150
2.435% due 03/22/2005		23,300	23,172
2.440% due 03/22/2005		66,500	66,135
2.450% due 03/22/2005		69,650	69,268
2.470% due 04/12/2005		5,500	5,461
ING U.S. Funding LLC
2.320% due 01/18/2005		38,200	38,163
2.030% due 01/20/2005		23,050	23,028
1.940% due 01/25/2005		26,800	26,768
1.980% due 02/01/2005		46,900	46,825
2.080% due 02/01/2005		20,000	19,966
2.110% due 02/01/2005		6,400	6,389
2.170% due 02/01/2005		40,000	39,930
2.050% due 02/22/2005		38,300	38,191
2.400% due 03/14/2005		10,900	10,846
2.440% due 03/17/2005		13,200	13,132
2.445% due 03/21/2005		2,900	2,884
2.400% due 04/05/2005		900	894
KFW International Finance, Inc.
1.940% due 01/18/2005		19,000	18,985
2.450% due 04/18/2005		7,100	7,047
Lloyds TSB Bank PLC
2.250% due 01/14/2005		54,300	54,263
2.310% due 01/19/2005		24,700	24,675
2.075% due 02/01/2005		100,000	99,833
2.240% due 02/22/2005		200,000	199,378
2.310% due 03/01/2005		300,000	298,903
2.420% due 04/11/2005		106,400	105,658
National Australia Funding, Inc.
2.295% due 01/10/2005		14,600	14,593
Nestle Capital Corp.
2.040% due 01/27/2005		40,000	39,946
2.220% due 02/15/2005		4,800	4,787
2.270% due 03/21/2005		9,600	9,548
Nordea North America, Inc.
1.980% due 01/10/2005		16,750	16,744
1.910% due 01/18/2005		20,900	20,883
1.920% due 01/25/2005		70,800	70,717
1.955% due 01/28/2005		55,500	55,425
1.970% due 01/28/2005		90,800	90,676
1.970% due 01/31/2005		111,000	110,830
2.450% due 04/04/2005		200	199
Oesterreichische
2.170% due 01/14/2005		2,000	1,999
2.120% due 02/18/2005		33,204	33,114
2.440% due 04/18/2005		1,000	993
Pfizer, Inc.
2.175% due 01/11/2005		110,800	110,746
1.955% due 01/12/2005		8,500	8,496
2.065% due 02/01/2005		72,000	71,880
2.225% due 02/08/2005		500	499
1.985% due 02/11/2005		100,000	99,785
2.270% due 02/22/2005		46,000	45,855
2.330% due 03/03/2005		4,000	3,985
2.240% due 03/18/2005		7,600	7,560
2.390% due 04/01/2005		165,300	164,272
2.500% due 05/02/2005		86,000	85,263
Procter & Gamble Co.
2.360% due 03/08/2005		11,865	11,812
Rabobank USA Financial Corp.
2.170% due 01/03/2005		112,000	112,000
1.950% due 01/26/2005		79,800	79,701
1.925% due 01/27/2005		194,700	194,450
1.960% due 01/28/2005		85,000	84,884
1.970% due 01/28/2005		738	737
2.305% due 03/01/2005		58,900	58,685
2.210% due 03/09/2005		72,200	71,871
2.365% due 03/14/2005		150,000	149,263
2.395% due 03/15/2005		108,700	108,159
2.260% due 03/18/2005		18,100	18,006
2.450% due 03/31/2005		163,800	162,793
2.420% due 04/11/2005		200,000	198,606
Royal Bank of Scotland PLC
2.025% due 01/21/2005		7,400	7,393
2.325% due 03/02/2005		24,000	23,910
2.410% due 03/15/2005		33,000	32,836
Shell Finance (UK) PLC
2.120% due 01/06/2005		11,075	11,073
2.100% due 01/07/2005		5,900	5,899
2.150% due 01/10/2005		52,700	52,678
2.280% due 01/10/2005		8,050	8,046
2.290% due 01/21/2005		32,425	32,388
1.950% due 01/28/2005		28,600	28,561
1.990% due 01/28/2005		17,811	17,786
2.240% due 02/18/2005		82,700	82,463
2.340% due 03/08/2005		3,000	2,987
Skandinaviska Enskilda Banken AB (SEB)
2.010% due 01/19/2005		100,000	99,911
2.040% due 01/27/2005		3,600	3,595
2.120% due 02/04/2005		6,500	6,488
2.260% due 02/17/2005		25,000	24,929
2.270% due 02/17/2005		27,000	26,923
2.280% due 02/22/2005		91,200	90,911
2.450% due 03/21/2005		100,000	99,459
2.450% due 03/22/2005		209,500	208,350
2.460% due 04/01/2005		30,400	30,211
Spintab AB
2.060% due 01/03/2005		22,500	22,500
2.080% due 01/07/2005		8,200	8,198
2.220% due 01/24/2005		28,800	28,763
1.960% due 01/26/2005		59,100	59,026
1.970% due 01/31/2005		82,400	82,274
1.980% due 02/04/2005		45,300	45,220
2.020% due 02/07/2005		24,100	24,053
2.365% due 02/11/2005		3,800	3,790
2.050% due 02/28/2005		37,800	37,679
2.250% due 03/10/2005		900	896
Stadshypoket Delaware, Inc.
2.320% due 02/10/2005		150,000	149,633
Statens Bostadsfin Bank
2.150% due 01/10/2005		44,000	43,982
Svenska Handelsbanken, Inc.
2.330% due 01/19/2005		39,400	39,359
1.955% due 01/31/2005		194,400	194,104
1.980% due 01/31/2005		9,800	9,785
2.000% due 01/31/2005		13,600	13,579
Toyota Motor Credit Corp.
2.040% due 01/26/2005		84,400	84,290
2.385% due 03/22/2005		50,000	49,725
UBS Finance, Inc.
2.180% due 01/03/2005		75,373	75,373
2.200% due 01/03/2005		1,216	1,216
2.335% due 01/04/2005		444,000	443,971
2.390% due 01/04/2005		27,900	27,898
2.390% due 01/05/2005		53,400	53,393
1.930% due 01/24/2005		242,700	242,427
1.975% due 01/24/2005		4,000	3,995
1.940% due 01/25/2005		247,500	247,207
1.960% due 01/25/2005		20,500	20,475
2.000% due 01/25/2005		4,200	4,195
1.955% due 01/31/2005		61,100	61,007
2.030% due 02/22/2005		16,500	16,453
2.095% due 02/23/2005		13,400	13,360
2.070% due 02/28/2005		51,500	51,334
2.295% due 02/28/2005		46,700	46,533
2.300% due 02/28/2005		534,400	532,488
2.380% due 02/28/2005		7,000	6,974
2.370% due 03/10/2005		31,000	30,857
2.390% due 03/14/2005		52,700	52,441
2.410% due 03/15/2005		68,500	68,159
2.470% due 04/14/2005		47,400	47,059
2.495% due 04/25/2005		3,000	2,976
2.510% due 04/27/2005		17,800	17,654
UniCredit Delaware
1.985% due 01/31/2005		2,200	2,197
Westpac Capital Corp.
1.970% due 01/06/2005		29,400	29,395
1.990% due 01/18/2005		99,400	99,318
1.925% due 01/21/2005		49,000	48,953
1.930% due 01/21/2005		44,200	44,157
1.965% due 01/27/2005		14,000	13,982
1.970% due 01/27/2005		26,600	26,565
1.965% due 01/28/2005		200,000	199,727
2.100% due 02/02/2005		50,000	49,912
2.130% due 02/03/2005		2,824	2,819
2.010% due 02/07/2005		110,800	110,583
2.020% due 02/07/2005		8,400	8,384
2.240% due 02/16/2005		2,300	2,294
2.040% due 02/18/2005		17,400	17,355
2.060% due 02/18/2005		38,800	38,698
2.375% due 03/07/2005		16,300	16,228
2.400% due 03/10/2005		600	597
2.405% due 04/04/2005		13,500	13,413
2.440% due 04/04/2005		5,300	5,266
2.450% due 04/04/2005		20,285	20,154
2.460% due 04/11/2005		6,000	5,958
Westpac Trust Securities NZ Ltd.
2.020% due 02/04/2005		40,800	40,727
2.025% due 02/04/2005		19,900	19,864
2.390% due 03/09/2005		5,300	5,276

			34,069,627

Repurchase Agreements 12.3%
UBS Securities LLC
1.600% due 01/03/2005		8,835,000	8,835,000

(Dated 12/31/2004. Collateralized by Treasury Inflation Protected Securities 0.875-3.375% due 01/15/2007-04/15/2029 valued at $7,791,383; U.S. Treasury Bond 6.000% due 02/15/2026 valued at $400,091; and U.S. Treasury Strips 0.000% due 11/15/2005-02/15/2013 valued at $1,537,799. Repurchase proceeds are $8,836,178.)

State Street Bank
1.900% due 01/03/2005		850,000	850,000
(Dated 12/31/2004. Collateralized by Fannie Mae 1.520-6.000% due 01/15/2005-08/15/2008 valued at $561,030; U.S. Treasury Note 3.500% due 08/15/2009 valued at $25,503; and Freddie Mac 1.750-2.125% due 05/15/2005-11/15/2005 valued at $76,507. Repurchase proceeds are 850,135.)			9,685,000
U.S. Treasury Bills 1.0%
2.184% due 03/03/2005-06/02/2005 (f)(g)(h)(n)		779,030	775,039

Total Short-Term Instruments (Cost $48,912,879)			48,908,866

Total Investments (Cost $90,811,532)		116.0%	$91,568,304

Written Options (j) (Premiums $42,545)		(0.0%)	(22,848)
Other Assets and Liabilities (Net)		(16.0%)	(12,573,995)

Net Assets		100.0%	$78,971,461

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $165,315 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(h) Securities with an aggregate market value of $467,705 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	59,646	$(42,773)
Eurodollar September Long Futures	09/2005	52,165	(34,840)
Eurodollar December Long Futures	12/2005	52,327	(11,400)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	(1,683)
Euro-Bund 10-Year Note Long Futures	03/2005	32,441	(1,008)
Government of Japan 10-Year Note Long Futures	03/2005	880	3,364
U.S. Treasury 10-Year Note Long Futures	03/2005	160,978	12,047
U.S. Treasury 30-Year Bond Long Futures	03/2005	1,957	814
U.S. Treasury 5-Year Note Long Futures	03/2005	8,640	(1,656)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(74,427)

(i) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP 326,480	$7,271
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	119,700	(6,442)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	143,800	(3,305)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	134,100	(4,570)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	5,800	(48)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	115,800	(825)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	116,400	2,726
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017	45,100	(1,141)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	96,900	(4,174)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	152,600	(7,064)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC 314,100	18,942
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	243,700	19,436
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	525,500	42,741
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	93,200	4,317
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032	59,900	3,775
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 14,580,300	(3,857)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	7,450,000	(3,180)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	37,080,000	(13,088)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	53,310,000	(22,360)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010	$1,216,500	546
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	1,456,100	6,454
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010	282,700	127
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	1,503,800	9,716
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	989,000	5,488
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	506,000	3,754
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	2,992,300	(5,010)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	2,141,900	6,169
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	290,000	(297)

						$56,100

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$27
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	27
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	36
Goldman Sachs & Co.	Federative Republic of Brazil 14.500% due 10/15/2009	Sell	16.000%	01/16/2005	10,000	837
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	33
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	59
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	8
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	249
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	9,700	56
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	11
Merrill Lynch & Co., Inc.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	16.500%	01/16/2005	8,500	718
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	16,000	101
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	79
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	69
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	53
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	389
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	44

						$2,810

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.350%	04/01/2005	$108,500	$466
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.400%	04/01/2005	112,800	489

					$955

(j) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	55,663	$21,033	$13,046
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	39,140	11,476	3,669

				$32,509	$16,715

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500%**	01/07/2005	$76,300	$1,593	$5,460
Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000%**	01/07/2005	500	17	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500%**	01/07/2005	93,100	2,367	6,662
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000%*	01/07/2005	94,100	3,103	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000%**	01/07/2005	500	17	0
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000%**	09/23/2005	700	20	5
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000%*	09/23/2005	700	12	2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000%**	10/31/2005	500	14	4
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000%*	10/31/2005	500	5	0

					$10,036	$12,133

* The Fund will pay a floating rate based on 3-month USD-LIBOR.
** The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k) Restricted securities as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$1,593	$1,522	0.00%
First Interstate Bancorp	8.875%	01/01/2009	01/04/1999	22	21	0.00
First Interstate Bancorp	9.125%	01/01/2009	01/04/1990	1	1	0.00
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	3,867	3,909	0.01
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,581	1,502	0.00
United Airlines, Inc.	6.932%	09/01/2011	12/28/2001	10,500	3,207	0.01
United Telephone Company of the Northwest	6.890%	07/01/2008	05/02/2002	2,642	2,853	0.00
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	727	727	0.00

				$20,933	$13,742	0.02

(l) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.875	02/15/2013	$167,700	$165,512	$166,229
U.S. Treasury Note	4.750	05/15/2014	777,350	810,327	797,339

				$975,839	$963,568

(m) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	4,315	01/2005	$8	$0	$8
Sell		13,530	01/2005	335	0	335
Buy	BR	49,290	01/2005	1,907	0	1,907
Buy		96,365	02/2005	2,451	0	2,451
Buy		51,900	03/2005	945	0	945
Buy	CP	24,821,164	02/2005	3,246	0	3,246
Buy		10,484,146	03/2005	1,168	0	1,168
Buy	EC	420,953	01/2005	7,912	0	7,912
Sell		975,069	01/2005	0	(18,223)	(18,223)
Buy	H$	120,037	01/2005	2	0	2
Buy	JY	141,230,232	01/2005	58,500	0	58,500
Sell		37,382,606	01/2005	0	(2,171)	(2,171)
Buy	KW	17,895,190	01/2005	1,662	0	1,662
Buy		37,224,547	02/2005	1,852	0	1,852
Buy		20,414,000	03/2005	494	0	494
Buy	MP	376,653	02/2005	939	0	939
Buy		193,951	03/2005	129	0	129
Sell	N$	56,083	02/2005	0	(747)	(747)
Buy	PN	110,182	02/2005	390	0	390
Buy		61,683	03/2005	97	0	97
Buy	PZ	115,991	02/2005	3,674	0	3,674
Buy		59,689	03/2005	544	0	544
Buy	RP	756,078	02/2005	636	0	636
Buy		1,188,744	03/2005	210	0	210
Buy	RR	443,667	01/2005	530	0	530
Buy		921,093	02/2005	920	0	920
Buy		527,624	03/2005	298	0	298
Buy	S$	26,023	01/2005	381	0	381
Buy		54,561	02/2005	339	0	339
Buy		29,493	03/2005	131	0	131
Buy	SR	102,972	02/2005	1,466	0	1,466
Buy	SV	1,036,352	02/2005	2,362	0	2,362
Buy		592,714	03/2005	230	0	230
Buy	T$	1,079,147	02/2005	1,106	0	1,106
Buy		574,533	03/2005	404	0	404

				$95,268	$(21,141)	$74,127

(n) The aggregate value of fair valued securities is $455,341, which is 0.58% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Total Return Fund II

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.7%
Banking & Finance 2.6%
Ford Motor Credit Co.
7.500% due 03/15/2005	$700	$706
7.600% due 08/01/2005	2,600	2,661
6.875% due 02/01/2006	9,000	9,274
General Motors Acceptance Corp.
7.500% due 07/15/2005	5,800	5,920
Goldman Sachs Group LP
2.799% due 01/20/2009 (a)	5,000	5,090
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	12,000	14,737
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,857
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	23,707

		64,952

Industrials 0.9%
Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,645
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	400	401
Dow Chemical Co.
8.040% due 07/02/2005	527	533
El Paso Corp.
6.750% due 05/15/2009	16,700	17,034
Transcontinental Gas Pipe Line Corp.
6.125% due 01/15/2005	300	300
United Airlines, Inc.
6.071% due 03/01/2013 (b)	627	571
9.190% due 12/24/2013 (b)	7,156	2,934

		23,418

Utilities 0.2%
AEP Texas Central Co.
3.540% due 02/15/2005 (a)	1,600	1,600
Sprint Capital Corp.
7.900% due 03/15/2005	1,100	1,112
6.125% due 11/15/2008	1,200	1,288

		4,000

Total Corporate Bonds & Notes (Cost $88,602)		92,370

MUNICIPAL BONDS & NOTES 0.9%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,847
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	6,035
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040	5,300	5,260
Dallas, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured) Series 2003
5.375% due 10/01/2015	6,900	7,750
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	190	247
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
2.560% due 06/01/2009 (a)	513	514

Total Municipal Bonds & Notes (Cost $20,717)		21,653

U.S. GOVERNMENT AGENCIES 25.4%
Fannie Mae
2.995% due 09/01/2040 (a)	8,440	8,635
3.054% due 02/01/2023 (a)	175	177
3.458% due 07/01/2020 (a)	227	233
3.500% due 03/01/2024 (a)	5	6
3.524% due 04/01/2024(a)	215	223
3.720% due 12/01/2023 (a)	114	118
3.875% due 03/15/2005	1,000	1,003
4.094% due 01/01/2024 (a)	152	157
4.500% due 07/01/2017	79	79
5.000% due 12/01/2016 - 01/13/2035 (d)	405,318	411,397
5.500% due 03/01/2016 - 01/13/2035 (d)	105,245	107,584
5.936% due 11/01/2011	8,689	9,398
6.000% due 05/01/2009 - 05/01/2033 (d)	14,290	14,987
6.500% due 07/01/2013 - 06/25/2044 (d)	4,521	4,722
7.000% due 04/01/2011 - 09/25/2020 (d)	153	162
7.500% due 04/01/2008	7	7
7.750% due 10/01/2007	4	4
8.000% due 10/01/2005 - 10/01/2030 (d)	34	36
8.500% due 01/01/2005 - 04/01/2017 (d)	16	17
9.000% due 06/01/2010 - 06/25/2018 (d)	39	44
9.250% due 07/25/2019	325	358
9.500% due 09/01/2009	8	8
10.000% due 11/01/2021	11	12
11.000% due 09/01/2010	43	48
13.750% due 11/01/2011 - 09/01/2013 (d)	22	23
Federal Housing Administration
8.955% due 05/01/2019	85	87
Freddie Mac
4.183% due 12/01/2022 (a)	691	715
4.927% due 02/01/2023 (a)	55	56
5.000% due 11/01/2018 - 12/01/2031 (d)	8,619	8,752
5.500% due 03/15/2015 - 01/01/2018 (d)	209	215
6.000% due 02/01/2016 - 11/01/2032(d)	7,718	7,998
6.500% due 12/01/2010 - 07/01/2028 (d)	81	86
7.000% due 03/01/2007 - 07/15/2022 (d)	2,982	3,047
7.500% due 01/15/2023 - 01/01/2026 (d)	6,722	7,200
7.827% due 07/01/2030 (a)	223	230
8.000% due 11/01/2025 - 06/15/2030 (d)	4,870	5,094
8.250% due 05/01/2008	4	4
9.000% due 12/15/2020	164	164
9.250% due 11/15/2019	5	5
9.500% due 02/01/2011 - 02/01/2018 (d)	36	41
10.000% due 06/01/2011 - 03/01/2021 (d)	23	26
Government National Mortgage Association
3.375% due 06/20/2023 - 06/20/2027 (a)(d)	4,748	4,815
3.500% due 07/20/2030 (a)	318	324
3.750% due 09/20/2024 - 08/20/2027 (a)(d)	3,552	3,603
4.000% due 12/20/2029 (a)	2,587	2,643
6.000% due 01/15/2024 - 10/15/2031 (d)	312	324
6.650% due 06/15/2040	15,576	17,139
7.500% due 09/15/2014 - 09/15/2025 (d)	60	64
8.000% due 07/15/2010 - 08/15/2024 (d)	198	217
8.500% due 11/15/2006	7	7
9.000% due 09/15/2008 - 11/15/2017 (d)	68	76
9.500% due 01/20/2019 - 12/15/2021 (d)	26	30
12.000% due 02/15/2014 - 06/15/2015 (d)	2	2
Small Business Administration
7.449% due 08/01/2010	2,644	2,856
7.970% due 01/25/2025	731	797

Total U.S. Government Agencies (Cost $617,180)		626,055

U.S. TREASURY OBLIGATIONS 27.8%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	12,047	12,763
3.625% due 01/15/2008	102,667	111,863
3.875% due 01/15/2009	39,227	43,978
4.250% due 01/15/2010	84,404	97,932
0.875% due 04/15/2010	153,746	152,299
3.500% due 01/15/2011	116,608	132,468
3.375% due 01/15/2012	752	857
3.000% due 07/15/2012	59,766	66,711
1.875% due 07/15/2013	9,769	10,052
U.S. Treasury Bond
8.875% due 02/15/2019	6,100	8,778
U.S. Treasury Notes
1.250% due 05/31/2005	3,700	3,683
3.500% due 11/15/2009	1,700	1,693
3.500% due 12/15/2009	43,400	43,203

Total U.S. Treasury Obligations (Cost $682,012)		686,280

MORTGAGE-BACKED SECURITIES 1.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.112% due 04/25/2033 (a)	3,917	3,946
Commercial Mortgage Pass-Through Certificates
2.620% due 09/15/2014 (a)	1,200	1,202
6.145% due 05/15/2032	1,730	1,778
CS First Boston Mortgage Securities Corp.
6.134% due 04/25/2032 (a)	189	193
6.269% due 06/25/2032 (a)	2,768	2,797
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	30	34
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	88	96
Indymac Adjustable Rate Mortgage Trust
6.612% due 01/25/2032 (a)	219	220
Nationslink Funding Corp.
2.720% due 11/10/2030 (a)	650	651
6.654% due 11/10/2030	2,097	2,146
Prime Mortgage Trust
2.817% due 02/25/2019 (a)	742	743
2.817% due 02/25/2034 (a)	3,130	3,136
Structured Asset Mortgage Investments, Inc.
5.142% due 03/25/2032 (a)	20	20
2.740% due 09/19/2032 (a)	4,627	4,609
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,034	1,073
6.093% due 02/25/2032 (a)	304	304
2.707% due 01/25/2033 (a)	700	701
Washington Mutual Mortgage Securities Corp.
5.145% due 10/25/2032 (a)	2,101	2,131

Total Mortgage-Backed Securities (Cost $25,650)		25,780

ASSET-BACKED SECURITIES 0.9%
Amortizing Residential Collateral Trust
2.688% due 06/25/2032 (a)	3,575	3,577
Bear Stearns Asset-Backed Securities, Inc.
2.867% due 03/25/2043 (a)	5,371	5,383
EMC Mortgage Loan Trust
2.787% due 05/25/2040 (a)	5,882	5,893
Home Equity Asset Trust
2.877% due 05/25/2033 (a)	488	490
Irwin Home Equity Loan Trust
2.707% due 06/25/2029 (a)	415	415
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)	694	696
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(j)	6,800	6,772

Total Asset-Backed Securities (Cost $23,225)		23,226

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 10-Year Notes March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 116.000 Exp. 02/18/2005	25	9
U.S. Treasury Bond March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 115.000 Exp. 02/18/2005	55	30

Total Purchased Call Options (Cost $70)		39

	Shares
PREFERRED SECURITY 0.7%
DG Funding Trust
3.360% due 12/29/2049 (a)	1,568	16,777

Total Preferred Security (Cost $16,522)		16,777

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	184,200	10,488

Total Preferred Stock (Cost $9,210)		10,488

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.7%
Certificates of Deposit 9.5%
Bank of America, N.A.
1.995% due 01/18/2005	$400	400
2.030% due 02/04/2005	1,800	1,800
2.300% due 03/16/2005	62,100	61,786
Citibank Credit Card Master Trust
2.380% due 03/07/2005	18,800	18,717
Citibank, N.A.
2.465% due 03/29/2005	38,900	38,667
HSBC Bank USA
2.350% due 03/24/2005	14,400	14,319
2.410% due 04/01/2005	36,000	35,776
Wells Fargo Bank N.A.
2.430% due 01/05/2005	61,600	61,600
2.040% due 01/18/2005	400	400

		233,465

Commercial Paper 27.2%
Fannie Mae
1.958% due 01/07/2005	19,900	19,895
2.175% due 02/09/2005	200	200
2.197% due 02/16/2005	1,300	1,296
2.210% due 02/16/2005	66,800	66,618
2.248% due 03/02/2005	16,400	16,339
2.299% due 03/02/2005	16,500	16,439
2.285% due 03/09/2005	10,000	9,955
2.319% due 03/09/2005	43,600	43,402
2.230% due 03/15/2005	300	299
2.390% due 03/16/2005	50,000	49,748
2.390% due 04/15/2005	24,900	24,719
Federal Home Loan Bank
2.100% due 01/03/2005	68,300	68,300
1.955% due 01/14/2005	69,700	69,658
Ford Motor Credit Co.
2.520% due 04/07/2005	12,800	12,715
Freddie Mac
1.950% due 01/18/2005	25,300	25,279
1.930% due 01/24/2005	30,000	29,966
1.985% due 01/25/2005	44,400	44,346
2.190% due 02/15/2005	38,000	37,901
2.100% due 03/01/2005	16,900	16,838
2.200% due 03/08/2005	25,600	25,485
2.220% due 03/11/2005	51,200	50,960
2.260% due 03/14/2005	2,900	2,886
2.232% due 03/15/2005	19,200	19,104
General Motors Acceptance Corp.
2.404% due 03/22/2005	5,000	4,973
2.495% due 04/04/2005	2,800	2,782
2.436% due 04/05/2005	9,200	9,140
2.535% due 04/05/2005	3,000	2,980

		672,223

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005	7,000	7,000
(Dated 12/31/2004. Collateralized by Fannie Mae 1.520% due 07/22/2005 valued at $7,145. Repurchase proceeds are $7,001.)

U.S. Treasury Bills 0.7%
2.184% due 03/03/2005-03/17/2005 (d)(e)(f)	17,000	16,913

Total Short-Term Instruments (Cost $930,652)		929,601

Total Investments (Cost $2,413,840)	98.5%	$2,432,269
Written Options (h) (Premiums $1,040)	(0.0%)	(531)

Other Assets and Liabilities (Net)	1.5%	37,522

Net Assets	100.0%	$2,469,260

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $1,743 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $26,206 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,597	$(1,594)
Eurodollar September Long Futures	09/2005	1,123	(617)
Eurodollar December Long Futures	12/2005	394	(86)
U.S. Treasury 10-Year Note Long Futures	03/2005	7,169	873
U.S. Treasury 2-Year Note Long Futures	03/2005	122	(36)
U.S. Treasury 30-Year Bond Long Futures	03/2005	330	756
U.S. Treasury 5-Year Note Long Futures	03/2005	765	528

			$(176)

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$18,400	$164
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	43,000	319
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	95,000	(158)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	114,600	416

						$741

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.330%	01/01/2005	$0	$0

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	1,774	$673	$416
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	1,230	367	115

				$1,040	$531

(i) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.875	02/15/2013	$5,400	$5,330	$5,353
U.S. Treasury Note	4.750	05/15/2014	12,500	13,030	12,821

				$18,360	$18,174

(j) The aggregate value of fair valued securities is $6,772, which is 0.27% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Total Return Fund III

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.7%
Banking & Finance 3.0%
Export-Import Bank of Korea
7.100% due 03/15/2007	$50	$54
Ford Motor Credit Co.
7.500% due 03/15/2005	400	403
2.425% due 06/30/2005 (a)	2,700	2,699
7.600% due 08/01/2005	1,400	1,433
3.240% due 11/16/2006 (a)	2,800	2,798
General Motors Acceptance Corp.
5.250% due 05/16/2005	1,700	1,716
3.329% due 10/20/2005 (a)	400	402
2.990% due 04/13/2006 (a)	11,700	11,663
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	7,900	7,936
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	1,200	1,497
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	2,100	2,579
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	110	107
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)	500	593
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	78
7.375% due 12/15/2014	500	557
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)	600	621
5.000% due 07/03/2008 (a)	600	621
5.520% due 07/03/2008 (a)	300	249
Premium Asset Trust
2.331% due 10/06/2005 (a)	1,200	1,201
Prudential Holdings LLC
8.695% due 12/18/2023	265	337
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)	3,800	4,641
UFJ Finance Aruba AEC
6.750% due 07/15/2013	1,300	1,451
World Financial Properties
6.950% due 09/01/2013	214	238

		43,874

Industrials 0.5%
Continental Airlines, Inc.
6.900% due 01/02/2018	132	133
6.545% due 02/02/2019	84	84
DaimlerChrysler North America Holding Corp.
2.960% due 05/24/2006 (a)	2,100	2,111
El Paso CGP Co.
9.625% due 05/15/2012	1,000	1,115
Qwest Corp.
8.875% due 06/01/2031	300	315
SR Wind Ltd.
7.510% due 05/18/2005 (a)	2,000	2,015
8.010% due 05/18/2005 (a)	1,000	1,011
United Airlines, Inc.
6.071% due 03/01/2013	359	326

		7,110

Utilities 1.2%
AEP Texas Central Co.
3.540% due 02/15/2005 (a)	700	700
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	500	513
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,178
Sprint Capital Corp.
7.900% due 03/15/2005	600	607
6.000% due 01/15/2007	2,000	2,094
6.125% due 11/15/2008	800	859
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,463
TXU Corp.
6.375% due 06/15/2006	3,000	3,116

		17,530

Total Corporate Bonds & Notes (Cost $66,681)		68,514

MUNICIPAL BONDS & NOTES 0.6%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured) Series 2003
5.375% due 10/01/2015	3,100	3,482
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,500	1,701
5.500% due 07/01/2014	1,300	1,480
Lancaster, Pennsylvania School District General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 05/01/2013	2,000	2,256

Total Municipal Bonds & Notes (Cost $8,902)		8,919

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
4.180% due 03/01/2033 (a)	140	141
5.000% due 11/01/2019 (j)	14,723	14,807
5.000% due 10/01/2017 - 01/13/2035 (c)	191,601	193,392
5.250% due 06/15/2006	1,200	1,236
5.500% due 12/01/2016 - 01/13/2035 (c)	50,088	51,188
5.833% due 02/01/2031 (a)	12	12
6.000% due 11/01/2013 - 12/01/2033 (c)	7,312	7,667
6.500% due 01/01/2011 - 06/25/2044 (c)	3,611	3,797
7.000% due 01/01/2018	10	10
7.500% due 05/01/2011 - 02/01/2027 (c)	426	455
8.250% due 07/01/2017	7	7
8.500% due 02/01/2007	2	2
9.000% due 07/01/2005 - 06/01/2025 (c)	2	1
12.500% due 06/01/2015	11	13
Federal Housing Administration
7.430% due 11/25/2019 - 01/25/2023 (c)	6,934	7,018
Freddie Mac
3.671% due 04/01/2033 (a)	151	153
3.717% due 08/15/2032 (a)	1,679	1,679
4.183% due 12/01/2022 (a)	112	115
5.000% due 12/01/2017 - 09/01/2018 (c)	2,968	3,016
5.500% due 07/15/2006 - 11/01/2032 (c)	1,808	1,866
6.000% due 02/01/2016 - 09/01/2016 (c)	691	724
6.500% due 05/01/2016 - 05/15/2032 (c)	29,600	31,390
7.000% due 11/01/2011 - 02/15/2027 (c)	5,006	5,241
7.500% due 07/01/2011	45	48
7.829% due 07/01/2030 (a)	66	68
8.000% due 02/01/2006 - 01/01/2012 (c)	38	40
Government National Mortgage Association
2.750% due 02/20/2032 (a)	5,815	5,847
3.007% due 02/16/2030 (a)	319	322
3.375% due 06/20/2022 - 01/20/2026 (a)(c)	1,568	1,589
3.750% due 09/20/2023 - 08/20/2027 (a)(c)	792	802
4.625% due 10/20/2024 - 12/20/2026 (a)(c)	784	802
5.000% due 07/15/2033	1,826	1,830
6.000% due 01/15/2032	189	196
7.400% due 12/15/2040	6,886	7,672
10.250% due 02/15/2017	540	578
Small Business Administration
5.130% due 09/01/2023	1,050	1,075
5.520% due 06/01/2024	6,677	6,959
7.449% due 08/01/2010	1,077	1,164

Total U.S. Government Agencies (Cost $350,338)		352,922

U.S. TREASURY OBLIGATIONS 15.7%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (e)	1,446	1,532
3.625% due 01/15/2008	2,245	2,446
3.875% due 01/15/2009	41,556	46,590
4.250% due 01/15/2010	27,232	31,597
0.875% due 04/15/2010	61,369	60,791
3.500% due 01/15/2011	14,479	16,448
3.375% due 01/15/2012	18,492	21,055
3.000% due 07/15/2012	32,383	36,147
1.875% due 07/15/2013	208	214
U.S. Treasury Bonds
7.500% due 11/15/2016	100	128
8.875% due 02/15/2019	1,400	2,015
5.375% due 02/15/2031	685	741
U.S. Treasury Notes
6.500% due 05/15/2005	365	370
6.750% due 05/15/2005	1,275	1,295
6.500% due 08/15/2005	1,325	1,358
1.625% due 10/31/2005	80	79
5.750% due 11/15/2005	1,715	1,759
3.500% due 12/15/2009	1,600	1,593
4.000% due 02/15/2014	1,400	1,381
4.250% due 08/15/2014	2,954	2,961

Total U.S. Treasury Obligations (Cost $228,218)		230,500

MORTGAGE-BACKED SECURITIES 1.6%
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (a)	727	738
6.500% due 02/25/2033	784	798
Bear Stearns Adjustable Rate Mortgage Trust
5.261% due 10/25/2032 (a)	176	176
5.353% due 01/25/2033 (a)	1,152	1,167
5.635% due 01/25/2033 (a)	413	413
4.771% due 12/25/2033 (a)	4,688	4,714
Commercial Mortgage Pass-Through Certificates
2.622% due 09/15/2014 (a)	700	701
CS First Boston Mortgage Securities Corp.
6.156% due 12/25/2031 (a)	1,098	1,120
Indymac Adjustable Rate Mortgage Trust
6.601% due 01/25/2032 (a)	107	107
Mellon Residential Funding Corp.
2.642% due 06/15/2030 (a)	7,147	7,130
Prime Mortgage Trust
2.817% due 02/25/2034 (a)	1,617	1,620
2.817% due 02/25/2034 (a)	424	425
Residential Funding Mortgage Securities I, Inc.
5.586% due 09/25/2032 (a)	221	221
Sequoia Mortgage Trust
2.710% due 08/20/2032 (a)	3,047	3,046
Structured Asset Mortgage Investments, Inc.
6.445% due 06/25/2029 (a)	176	177
Structured Asset Securities Corp.
6.112% due 02/25/2032 (a)	142	142
Washington Mutual Mortgage Securities Corp.
5.145% due 10/25/2032 (a)	991	1,005

Total Mortgage-Backed Securities (Cost $23,795)		23,700

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
2.757% due 06/25/2032 (a)	114	114
Amortizing Residential Collateral Trust
2.677% due 09/25/2030 (a)	151	151
Bear Stearns Asset-Backed Securities, Inc.
2.867% due 07/25/2033 (a)	2,325	2,330
CDC Mortgage Capital Trust
2.707% due 08/25/2032 (a)	301	302
Cendant Mortgage Corp.
2.917% due 01/25/2032 (a)	200	201
Centex Home Equity
2.517% due 03/25/2034 (a)	3,375	3,377
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007	380	391
6.875% due 11/16/2009	240	261
Countrywide Asset-Backed Certificates
2.657% due 12/25/2031 (a)	1,614	1,616
2.568% due 12/25/2034 (a)	8,490	8,490
Credit-Based Asset Servicing & Securitization LLC
2.527% due 03/25/2034 (a)	1,878	1,879
2.547% due 08/25/2034 (a)	7,619	7,624
Fremont Home Loan Trust
2.567% due 07/25/2034 (a)	3,118	3,116
Home Equity Asset Trust
2.877% due 05/25/2033 (a)	266	267
Home Equity Mortgage Trust
2.567% due 12/25/2034 (a)	5,727	5,732
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	409	410
Long Beach Mortgage Loan Trust
2.817% due 03/25/2033 (a)	2,307	2,311
MBNA Master Credit Card Trust USA
7.350% due 07/16/2007	300	302
5.900% due 08/15/2011	300	324
7.800% due 10/15/2012	200	236
Merrill Lynch CLO Pilgrim-3
2.860% due 06/23/2010 (a)	1,488	1,473
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(j)	4,000	3,984
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	461
Park Place Securities, Inc.
2.567% due 10/25/2034 (a)	8,174	8,172
Residential Asset Mortgage Products, Inc.
2.557% due 04/25/2026 (a)	12,242	12,252
Sears Credit Account Master Trust
2.532% due 08/18/2009 (a)	14,300	14,320
Terwin Mortgage Trust
2.547% due 09/25/2034 (a)(j)	3,107	3,103

Total Asset-Backed Securities (Cost $83,245)		83,199

SOVEREIGN ISSUES 3.1%
Republic of Brazil
3.063% due 04/15/2006 (a)	2,606	2,613
3.063% due 04/15/2006 (a)	144	144
11.500% due 03/12/2008	1,400	1,650
3.125% due 04/15/2009 (a)	3,230	3,205
3.125% due 04/15/2009 (a)	212	210
8.299% due 06/29/2009 (a)	200	236
11.000% due 01/11/2012	600	731
8.000% due 04/15/2014	1,671	1,721
Republic of Chile
5.500% due 01/15/2013	200	211
Republic of Panama
9.625% due 02/08/2011	3,980	4,716
9.375% due 07/23/2012	1,050	1,250
9.375% due 01/16/2023	3,260	3,782
8.875% due 09/30/2027	900	994
Republic of Peru
9.125% due 02/21/2012	1,800	2,106
5.000% due 03/07/2017 (a)	220	212
Russian Federation
5.000% due 03/31/2030	7,200	7,455
5.000% due 03/31/2030 (a)	1,400	1,449
United Mexican States
9.875% due 02/01/2010	700	862
8.375% due 01/14/2011	1,130	1,330
6.375% due 01/16/2013	1,420	1,516
8.125% due 12/30/2019	300	353
8.000% due 09/24/2022	400	462
8.300% due 08/15/2031	6,400	7,517
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	26,150	373
0.000% due 06/30/2006 (a)	26,095	626
0.000% due 06/30/2007 (a)	17,950	384

Total Sovereign Issues (Cost $41,352)		46,108

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.2%
Halifax Group PLC
7.627% due 12/29/2049 (a)	EC 7,800	13,011
KBC Bank Fund Trust III
6.875% due 06/30/2049	3,000	4,620

Total Foreign Currency-Denominated Issues (Cost $11,828)		17,631

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bond March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 116.000 Exp. 03/31/2005	15	5
6.000% due 03/31/2005
Strike @ 115.000 Exp. 03/31/2005	33	18

Total Purchased Call Options (Cost $42)		23

	Shares
PREFERRED SECURITY 0.6%
DG Funding Trust
3.360% due 12/29/2049 (a)	797	8,528

Total Preferred Security (Cost $8,398)		8,528

PREFERRED STOCK 0.9%
Centaur Funding Corp.
9.080% due 04/21/2020	125	165
Fannie Mae
7.000% due 12/31/2049 (a)	108,600	6,183
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,506

Total Preferred Stock (Cost $12,146)		12,854

	Principal Amount (000s )
SHORT-TERM INSTRUMENTS 49.1%
Certificates of Deposit 6.0%
Bank of America, N.A.
2.360% due 03/14/2005	$29,700	29,700
2.440% due 03/28/2005	7,100	7,100
Citibank, N.A.
2.380% due 03/07/2005	13,900	13,900
Wells Fargo Bank, N.A.
2.430% due 01/05/2005	36,500	36,500

		87,200

Commercial Paper 41.9%
CDC Commercial Corp.
2.020% due 02/07/2005	9,100	9,082
Fannie Mae
1.986% due 01/26/2005	14,200	14,181
2.073% due 02/02/2005	100	100
2.075% due 02/02/2005	10,000	9,983
2.197% due 02/16/2005	500	499
2.210% due 02/16/2005	700	698
2.203% due 02/23/2005	200	199
2.221% due 02/23/2005	5,100	5,084
2.248% due 03/02/2005	28,400	28,294
2.299% due 03/02/2005	28,400	28,295
2.130% due 03/03/2005	10,600	10,563
2.319% due 03/09/2005	8,300	8,262
2.390% due 03/16/2005	25,200	25,073
2.430% due 03/23/2005	900	895
2.390% due 04/15/2005	14,900	14,792
Federal Home Loan Bank
2.100% due 01/03/2005	216,300	216,300
1.955% due 01/14/2005	9,500	9,494
Ford Motor Credit Co.
2.520% due 04/07/2005	7,400	7,351
Freddie Mac
1.919% due 01/04/2005	11,800	11,799
1.938% due 01/11/2005	14,200	14,194
1.985% due 01/25/2005	1,800	1,798
2.200% due 01/28/2005	100	100
2.160% due 02/08/2005	7,700	7,683
2.190% due 02/15/2005	28,400	28,326
2.255% due 02/22/2005	13,300	13,258
2.100% due 03/01/2005	200	199
2.110% due 03/01/2005	22,800	22,724
1.890% due 03/07/2005	14,200	14,137
2.183% due 03/08/2005	6,700	6,670
2.200% due 03/08/2005	14,100	14,037
2.260% due 03/14/2005	700	696
2.232% due 03/15/2005	400	398
General Electric Capital Corp.
2.320% due 02/24/2005	39,100	38,969
2.340% due 03/01/2005	3,600	3,587
2.420% due 03/15/2005	1,300	1,293
Skandinaviska Enskilda Banken AB (SEB)
2.040% due 01/27/2005	5,300	5,293
UBS Finance, Inc.
2.180% due 01/03/2005	40,300	40,300

		614,606

Repurchase Agreement 0.5%
State Street Bank
1.900% due 01/03/2005	6,930	6,930
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $7,069. Repurchase proceeds are $6,931.)

U.S. Treasury Bills 0.7%
2.172% due 03/03/2005-03/17/2005 (c)(d)(e)	10,825	10,771

Total Short-Term Instruments (Cost $719,553)		719,507

Total Investments (Cost $1,554,498)	107.3%	$1,572,405
Written Options (g) (Premiums $590)	(0.0%)	(302)

Other Assets and Liabilities (Net)	(7.3%)	(106,472)

Net Assets	100.0%	$1,465,631

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $4,730 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $7,333 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	498	$(459)
Eurodollar September Long Futures	09/2005	997	(784)
Eurodollar December Long Futures	12/2005	549	(59)
Euribor Written Put Options Strike @ 97.750	06/2005	204	(31)

Euro-Bund 10-Year Note Long Futures	03/2005	328	(153)
Government of Japan 10-Year Note Long Futures	03/2005	16	53

U.S. Treasury 10-Year Note Long Futures	03/2005	2,995	617
U.S. Treasury 30-Year Bond Long Futures	03/2005	71	153

U.S. Treasury 5-Year Note Long Futures	03/2005	51	(26)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	85	35

			$(654)

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	3,900	$87
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(117)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		11,700	(408)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,100	(15)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		6,900	161
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		600	(22)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,700	(126)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	2,000	124
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		35,400	795
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		21,200	1,701
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		9,400	760
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		20,100	572
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,700	79
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		900	57
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(68)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(56)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(233)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(419)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$11,900	5
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		98,000	44
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,700	96
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		53,000	294
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		25,000	185
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		56,800	(95)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		67,800	243

							$3,644

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$200	$1
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	400	3
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	6
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	10,000	58
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	600	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	600	2

						$72

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	1,007	$381	$236
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	706	209	66

				$590	$302

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.875	02/15/2013	$3,100	$3,060	$3,073
U.S. Treasury Note	4.750	05/15/2014	7,000	7,297	7,180

				$10,357	$10,253

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	151	01/2005	$4	$0	$4
Buy	BR	793	01/2005	31	0	31
Buy		1,696	02/2005	43	0	43
Buy		900	03/2005	16	0	16
Buy	CP	411,720	02/2005	53	0	53
Buy		181,806	03/2005	20	0	20
Buy	EC	3,584	01/2005	115	0	115
Sell		21,626	01/2005	0	(364)	(364)
Buy	H$	2,142	01/2005	0	0	0
Buy	JY	2,797,702	01/2005	1,182	0	1,182
Sell		567,462	01/2005	0	(9)	(9)
Buy	KW	319,275	01/2005	30	0	30
Buy		655,098	02/2005	33	0	33
Buy		354,000	03/2005	9	0	9
Buy	MP	6,381	02/2005	16	0	16
Buy		3,364	03/2005	2	0	2
Buy	PN	1,938	02/2005	8	0	8
Buy		1,044	03/2005	2	0	2
Buy	PZ	2,005	02/2005	64	0	64
Buy		1,011	03/2005	9	0	9
Buy	RP	13,380	02/2005	11	0	11
Buy		20,666	03/2005	3	0	3
Buy	RR	7,916	01/2005	9	0	9
Buy		16,402	02/2005	17	0	17
Buy		9,143	03/2005	5	0	5
Buy	S$	464	01/2005	7	0	7
Buy		960	02/2005	6	0	6
Buy		512	03/2005	2	0	2
Buy	SR	1,822	02/2005	26	0	26
Buy	SV	18,232	02/2005	41	0	41
Buy		10,029	03/2005	4	0	4
Buy	T$	18,993	02/2005	19	0	19
Buy		9,963	03/2005	7	0	7

				$1,794	$(373)	$1,421

(j) The aggregate value of fair valued securities is $21,894, which is 1.49% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 80.9%
Fannie Mae
0.000% due 07/25/2022 (a)	$66	$56
2.767% due 11/25/2032 (b)	323	325
2.810% due 04/18/2028 (b)	19	19
2.865% due 07/01/2011 (b)	932	934
2.917% due 07/01/2011 (b)	2,241	2,249
3.168% due 05/01/2033 (b)	4,077	4,213
3.438% due 04/25/2023 (b)	9	9
3.580% due 10/01/2011 (b)	926	891
3.946% due 04/01/2007	1,620	1,546
4.135% due 10/01/2028 (b)	21	22
5.000% due 09/01/2018 - 01/13/2035 (d)	81,238	81,895
5.213% due 05/01/2023 (b)	51	52
5.216% due 11/01/2018 (b)	7	7
5.500% due 03/01/2034 - 01/13/2035 (d)	47,968	48,706
5.520% due 08/01/2026 (b)	5	5
5.750% due 01/01/2021 (b)	28	28
6.000% due 01/13/2035	2,000	2,068
6.500% due 11/25/2022 - 09/01/2034 (d)	2,671	2,780
7.000% due 09/25/2023	7	7
7.500% due 06/01/2030 - 08/01/2031 (d)	800	856
7.750% due 08/25/2022	37	40
9.000% due 01/01/2020	53	59
Federal Housing Administration
5.022% due 10/25/2022	1,354	1,370
7.430% due 06/01/2019 - 06/01/2022 (d)	1,525	1,544
Freddie Mac
3.125% due 02/01/2018 (b)	104	105
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	7	7
5.000% due 06/01/2034 - 01/13/2035 (d)	15,607	15,500
5.500% due 12/01/2017 - 02/01/2018 (d)	7,138	7,385
5.544% due 11/01/2028 (b)	17	17
5.870% due 08/01/2025 (b)	27	28
5.990% due 05/01/2032 (b)	139	144
6.000% due 06/15/2008	34	34
6.500% due 12/15/2023 - 03/15/2024 (d)	127	131
6.673% due 07/01/2030 (b)	90	92
8.000% due 06/15/2026	58	62
Government National Mortgage Association
2.607% due 02/16/2032 (b)	1,643	1,644
2.657% due 08/16/2032 (b)	2,994	2,999
3.375% due 02/20/2017 - 03/20/2027 (b)(d)	86	87
3.500% due 02/20/2018 (b)	17	17
3.750% due 07/20/2022 - 08/20/2026 (b)(d)	119	121
4.000% due 03/20/2016 - 03/20/2018 (b)(d)	174	177
4.625% due 12/20/2021 - 11/20/2023 (b)(d)	49	50
5.000% due 12/15/2099	200	200
5.500% due 01/15/2034 - 01/20/2035 (d)	18,050	18,428
6.000% due 01/20/2035	3,000	3,109
7.500% due 05/15/2027 - 08/15/2027 (d)	12	13

Total U.S. Government Agencies (Cost $199,680)		200,035

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Note
5.000% due 08/15/2011	2,500	2,662

Total U.S. Treasury Obligations (Cost $2,665)		2,662

MORTGAGE-BACKED SECURITIES 10.5%
Banc of America Structural Security Trust
2.890% due 10/11/2033 (b)	1,000	1,006
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (b)	221	224
Banktrust Mortgage Trust
5.700% due 12/01/2023 (j)	291	241
Bear Stearns Commercial Mortgage Securities, Inc.
2.617% due 05/14/2016 (b)	2,000	2,003
Chevy Chase Funding LLC
2.697% due 01/25/2035 (b)	1,789	1,756
Countrywide Mortgage-Backed Securities, Inc.
1.010% due 01/31/2035 (b)(j)	2,000	2,001
CS First Boston Mortgage Securities Corp.
3.167% due 11/25/2031 (b)	120	119
2.084% due 03/25/2032 (b)	403	404
2.511% due 03/25/2032 (b)	418	418
4.167% due 03/25/2033 (b)	194	193
2.967% due 08/25/2033 (b)	925	918
Indymac Index Mortgage Loan Trust
2.747% due 09/25/2034 (b)	2,926	2,921
Lehman Brothers Floating Rate Commercial Mortgage Trust
4.060% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.858% due 07/25/2029 (b)	68	69
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	121	123
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,589	1,600
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,576	1,660
Sequoia Mortgage Trust
2.760% due 10/19/2026 (b)	1,838	1,838
2.790% due 10/20/2027 (b)	720	722
2.750% due 05/20/2032 (b)	589	589
2.710% due 08/20/2032 (b)	662	662
Structured Asset Mortgage Investments, Inc.
2.740% due 09/19/2032 (b)	1,068	1,064
Structured Asset Securities Corp.
6.250% due 04/25/2017	216	216
2.717% due 10/25/2027 (b)	858	859
2.897% due 03/25/2031 (b)	17	18
3.067% due 08/25/2032 (b)	319	307
2.707% due 01/25/2033 (b)	127	127
2.917% due 11/25/2033 (b)	402	402
Superannuation Members Home Loans Global Fund
2.745% due 06/15/2026 (b)	39	39
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (b)	2,681	2,679
5.530% due 07/25/2032 (b)	137	138

Total Mortgage-Backed Securities (Cost $26,223)		26,098

ASSET-BACKED SECURITIES 15.1%
ACE Securities Corp.
2.757% due 06/25/2032 (b)	63	63
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	47,081	1,507
2.727% due 05/25/2032 (b)	21	21
2.827% due 03/25/2033 (b)	423	425
2.897% due 02/25/2034 (b)	1,262	1,254
2.490% due 01/25/2035 (b)	2,000	1,999
Amortizing Residential Collateral Trust
2.767% due 10/25/2031 (b)	79	79
2.707% due 07/25/2032 (b)	205	205
Bear Stearns Asset-Backed Securities, Inc.
2.471% due 10/25/2034 (b)	1,733	1,734
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (b)	1,532	1,533
CDC Mortgage Capital Trust
2.707% due 08/25/2032 (b)	96	96
Centex Home Equity
2.717% due 01/25/2032 (b)	97	98
2.677% due 04/25/2032 (b)	146	146
2.697% due 03/25/2033 (b)	639	640
Chase Funding Loan Acquisition Trust
2.657% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (b)	433	433
Citifinancial Mortgage Securities, Inc.
2.727% due 05/25/2033 (b)	858	860
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,895
Countrywide Asset-Backed Certificates
2.507% due 06/25/2022 (b)	3,116	3,118
1.000% due 05/25/2023 (b)	2,000	2,002
2.517% due 11/25/2023 (b)	951	951
2.677% due 05/25/2032 (b)	60	61
Credit-Based Asset Servicing & Securitization LLC
2.737% due 06/25/2032 (b)	238	238
CS First Boston Mortgage Securities Corp.
2.857% due 08/25/2032 (b)	131	131
EMC Mortgage Loan Trust
3.167% due 08/25/2040 (b)	857	865
Equity One ABS, Inc.
2.567% due 04/25/2034 (b)	646	646
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,403	1,398
Fremont Home Loan Trust
2.757% due 02/25/2033 (b)	778	779
Home Equity Asset Trust
2.717% due 11/25/2032 (b)	118	118
Household Mortgage Loan Trust
2.710% due 05/20/2032 (b)	215	216
2.760% due 02/20/2033 (b)	1,444	1,446
Irwin Home Equity Loan Trust
2.707% due 06/25/2029 (b)	107	106
Long Beach Mortgage Loan Trust
2.737% due 05/25/2032 (b)	82	82
Merrill Lynch Mortgage Investors, Inc.
2.782% due 03/15/2025 (b)	105	106
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (b)	165	166
2.837% due 11/25/2032 (b)	400	400
Quest Trust
2.977% due 06/25/2034 (b)	1,424	1,423
Renaissance Home Equity Loan Trust
2.797% due 12/25/2032 (b)	663	660
2.857% due 08/25/2033 (b)	1,647	1,653
Residential Asset Mortgage Products, Inc.
2.527% due 12/25/2022 (b)	1,512	1,513
2.757% due 09/25/2033 (b)	1,109	1,110
2.917% due 04/25/2034 (b)	1,129	1,134
Sears Credit Account Master Trust
2.502% due 02/18/2009 (b)	2,000	2,001
Specialty Underwriting & Residential Finance
2.757% due 01/25/2034 (b)	920	920
Structured Asset Investment Loan Trust
2.547% due 07/25/2033 (b)	30	30
Terwin Mortgage Trust
2.997% due 09/25/2033 (b)	40	40
2.537% due 03/25/2035 (b)	969	969

Total Asset-Backed Securities (Cost $37,555)		37,363

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (b)	18,400	1,048

Total Preferred Stock (Cost $920)		1,048

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 38.3%
Commercial Paper 37.5%
ABN AMRO North America
1.945% due 01/31/2005	$6,000	5,991
ASB Bank Ltd.
2.425% due 03/14/2005	4,400	4,378
BP Amoco Capital PLC
2.100% due 01/03/2005	2,600	2,600
CDC Commercial Corp.
2.100% due 02/23/2005	900	897
Danske Corp.
2.440% due 03/23/2005	1,100	1,094
Den Norske Bank ASA
1.950% due 01/27/2005	700	699
Dexia Delaware LLC
2.410% due 03/14/2005	2,000	1,990
Fannie Mae
1.990% due 01/26/2005	2,200	2,197
1.996% due 01/26/2005	5,200	5,193
2.044% due 02/04/2005	2,200	2,196
2.197% due 02/16/2005	1,900	1,895
2.201% due 02/16/2005	300	299
2.203% due 02/23/2005	2,700	2,691
2.230% due 02/23/2005	2,200	2,193
2.197% due 03/02/2005	3,400	3,387
2.299% due 03/02/2005	4,700	4,683
2.285% due 03/09/2005	100	99
2.319% due 03/09/2005	100	100
Federal Home Loan Bank
1.969% due 01/19/2005	5,100	5,096
1.982% due 01/21/2005	200	200
2.313% due 03/04/2005	2,500	2,489
2.340% due 03/11/2005	5,000	4,977
Fortis Funding LLC
2.000% due 01/21/2005	5,800	5,794
Freddie Mac
1.985% due 01/25/2005	2,200	2,197
2.255% due 02/22/2005	500	498
2.183% due 03/08/2005	6,800	6,769
2.260% due 03/14/2005	500	498
2.380% due 03/31/2005	2,500	2,485
2.385% due 04/04/2005	2,500	2,484
2.405% due 04/15/2005	1,800	1,787
HBOS Treasury Services PLC
2.000% due 02/01/2005	400	399
Shell Finance (UK) PLC
2.100% due 01/07/2005	1,600	1,600
Spintab AB
1.960% due 01/26/2005	300	300
Svenska Handelsbanken, Inc.
2.330% due 01/19/2005	5,600	5,594
UBS Finance, Inc.
1.940% due 01/25/2005	100	100
2.030% due 02/22/2005	100	100
2.370% due 03/10/2005	6,800	6,769

		92,718

Repurchase Agreement 0.5%
State Street Bank
1.900% due 01/03/2005	1,118	1,118

(Dated 12/31/2004. Collateralized by Fannie Mae 4.250% due 06/15/2005 valued at $1,145. Repurchase proceeds are $1,118.)
U.S. Treasury Bill 0.3%
2.199% due 03/17/2005 (e)(f)	860	855

Total Short-Term Instruments (Cost $94,703)		94,691

Total Investments (Cost $361,746)	146.3%	$361,897
Written Options (h) (Premiums $464)	(0.1%)	(134)

Other Assets and Liabilities (Net)	(46.2%)	(114,475)

Net Assets	100.0%	$247,288

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Variable rate security.

(c) Interest only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $358 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	03/2005	50	$59
U.S. Treasury 5-Year Note Long Futures	03/2005	20	9

			$68

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$39,400	$66
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	1,600	3
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	0.000%	07/01/2011	3,000	(81)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,500	(37)
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	0.000%	09/18/2027	3,000	(26)

						$(74)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	140	$96	$16
Call - CBOT U.S. Treasury Note March Futures	114.000	02/18/2005	90	43	21
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	90	36	15

				$175	$52

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$76
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	6

						$289	$82

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	01/13/2035	$2,000	$1,984	$1,982
Fannie Mae	6.000	01/13/2035	1,000	1,034	1,031

				$3,018	$3,013

(j) The aggregate value of fair valued securities is $2,242, which is 0.91% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%
Banking & Finance 1.0%
Preferred Term Securities XII
2.438% due 03/24/2034 (a)	$2,250	$2,229

Total Corporate Bonds & Notes (Cost $2,250)		2,229

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
2.537% due 06/25/2032 (a)	171	172
2.637% due 10/25/2021 (a)	81	81
2.657% due 08/25/2031 (a)	3,917	3,920
2.688% due 01/15/2020 - 11/25/2021 (a)(c)	258	260
2.737% due 12/25/2021 (a)	492	496
2.787% due 03/25/2008 (a)	61	61
2.810% due 11/17/2030 (a)	406	408
2.837% due 09/17/2027 (a)	26	27
2.917% due 08/25/2031 (a)	328	332
2.938% due 05/25/2022 (a)	156	158
2.995% due 10/01/2040 (a)	682	698
3.037% due 12/25/2008 (a)	417	423
3.087% due 08/25/2023 (a)	222	225
3.181% due 11/01/2040 (a)	368	371
3.360% due 03/01/2028 (a)	1	1
3.392% due 09/01/2030 (a)	132	136
3.425% due 12/01/2024 (a)	27	27
3.451% due 03/01/2027 (a)	36	37
3.500% due 12/25/2023 (a)	358	365
3.505% due 12/01/2025 (a)	16	17
3.520% due 04/01/2018 (a)	51	52
3.575% due 07/01/2027 (a)	17	18
3.654% due 10/01/2031 (a)	213	220
3.748% due 01/01/2028 (a)	82	85
3.847% due 02/01/2026 (a)	37	38
3.875% due 05/01/2015 - 01/01/2029 (a)(c)	773	783
3.973% due 03/01/2030 (a)	114	117
4.000% due 08/25/2018 - 02/25/2021 (c)	2,500	2,511
4.003% due 05/01/2036 (a)	358	363
4.190% due 03/01/2027 (a)	88	91
4.200% due 10/01/2027 (a)	24	24
4.500% due 11/01/2018	88	88
4.750% due 12/25/2014	615	619
5.000% due 04/18/2027	190	191
5.121% due 12/01/2014 (a)	75	75
5.172% due 04/01/2033 (a)	36	37
5.690% due 12/01/2017 (a)(k)	68	67
5.713% due 01/01/2015 (a)(k)	60	59
5.750% due 07/01/2010 (a)	55	55
5.790% due 11/01/2019 (a)(k)	80	79
5.850% due 06/16/2028	198	203
5.855% due 03/01/2019 (a)	47	47
5.905% due 08/01/2018 (a)	53	53
6.000% due 12/25/2014	144	144
6.043% due 05/01/2031 (a)	44	45
6.090% due 12/01/2008	92	98
6.119% due 02/01/2018 (a)(k)	50	49
6.500% due 02/01/2005 - 04/25/2013 (c)	87	90
6.770% due 01/18/2029	421	444
6.930% due 09/01/2021	915	987
7.000% due 10/01/2006	24	24
7.142% due 07/17/2017	128	133
7.361% due 01/01/2027 (a)	24	25
12.688% due 10/25/2008 (a)	212	230
Federal Housing Administration
7.430% due 03/01/2021	30	31
Freddie Mac
1.582% due 09/15/2008	455	452
2.360% due 10/25/2029 (a)	8	8
2.557% due 04/25/2030 (a)	33	33
2.652% due 10/15/2032 (a)	206	207
2.750% due 02/01/2017 (a)	19	19
2.852% due 12/15/2031 (a)	107	107
3.310% due 09/25/2023 (a)	2,433	2,426
3.462% due 03/01/2028 (a)	39	40
3.490% due 11/01/2023 - 06/01/2028 (a)(c)	71	73
3.500% due 12/15/2021	33	33
3.508% due 02/01/2022 (a)	24	24
3.534% due 11/01/2028 (a)	38	39
3.537% due 05/15/2023 (a)	86	88
3.585% due 09/01/2023 (a)	44	46
3.790% due 02/01/2026 (a)	69	72
3.839% due 08/01/2029 (a)	194	200
4.000% due 10/15/2022 (a)	116	116
4.006% due 08/01/2023 (a)	62	64
4.500% due 08/15/2017 - 09/15/2018(c)	209	202
5.846% due 08/01/2031 (a)	662	683
6.500% due 05/01/2005 - 07/25/2043(c)	166	170
Government National Mortgage Association
2.540% due 02/20/2029 (a)	14	14
2.875% due 11/20/2031 (a)	176	178
3.250% due 02/20/2030 (a)	653	661
3.375% due 04/20/2017 - 05/20/2032 (a)(c)	721	733
3.500% due 09/20/2029 (a)	59	60
4.000% due 04/20/2016 - 04/20/2019 (a)(c)	88	88
4.375% due 04/20/2019 - 04/20/2021 (a)(c)	67	68
4.500% due 09/20/2028 (a)	27	27
4.625% due 10/20/2026 - 12/20/2027 (a)(c)	209	214
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,303

Total U.S. Government Agencies (Cost $26,730)		26,838

MORTGAGE-BACKED SECURITIES 34.7%
ABN AMRO Mortgage Corp.
5.850% due 06/25/2032 (a)	154	155
Asset Securitization Corp.
7.490% due 04/14/2029	95	102
7.384% due 08/13/2029	750	818
Bank of America Mortgage Securities, Inc.
5.603% due 10/20/2032 (a)	332	336
6.500% due 09/25/2033	289	294
Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2030 (a)	200	201
5.942% due 06/25/2032 (a)	7	7
2.697% due 02/25/2034 (a)	216	217
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (b)	106	4
Bear Stearns Mortgage Securities, Inc.
3.706% due 06/25/2030 (a)	2,121	2,163
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(f)	1,907	1,965
CBA Commercial Small Balance Commercial Mortgage
2.697% due 12/25/2034 (a)(k)	2,000	2,001
Citicorp Mortgage Securities, Inc.
3.128% due 11/25/2018 (a)	99	99
6.132% due 08/25/2032	29	28
6.132% due 08/25/2032 (a)	24	24
5.000% due 12/25/2033	462	465
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	19	19
2.817% due 02/25/2033 (a)	1,328	1,330
5.750% due 06/25/2033	1,100	1,115
Countrywide Home Loan Mortgage Pass Through Trust
2.807% due 02/25/2035 (a)(k)	2,000	2,002
Countrywide Home Loans, Inc.
5.613% due 03/19/2032 (a)	145	147
4.859% due 09/19/2032 (a)	136	137
4.596% due 02/19/2034 (a)	124	123
Credit-Based Asset Servicing & Securitization LLC
3.047% due 06/25/2032 (a)	2,000	2,014
CS First Boston Mortgage Securities Corp.
3.600% due 12/15/2011 (a)	364	366
2.967% due 11/25/2031(a)	33	33
2.897% due 01/25/2033 (a)	643	646
6.500% due 04/25/2033	646	658
DLJ Mortgage Acceptance Corp.
4.030% due 04/25/2024 (a)	137	136
Drexel Burnham Lambert CMO Trust
2.750% due 05/01/2016 (a)	487	488
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012 (k)	567	618
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	15	15
First Nationwide Trust
5.075% due 06/25/2019 (a)	65	65
First Republic Mortgage Loan Trust
2.737% due 06/25/2030 (a)	425	425
2.752% due 11/15/2031 (a)	2,958	2,976
GMAC Commercial Mortgage Corp.
2.790% due 09/20/2005 (a)(f)	2,000	2,004
GMAC Commercial Mortgage Securities, Inc.
6.411% due 05/15/2030	36	36
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009 (k)	1,454	1,544
Greenwich Capital Acceptance, Inc.
2.661% due 06/25/2024 (a)	450	450
GS Mortgage Securities Corp.
2.552% due 11/15/2015 (a)	754	756
6.624% due 05/03/2018	1,000	1,114
6.044% due 08/15/2018 (a)	820	875
GSR Mortgage Loan Trust
6.000% due 03/25/2032	18	18
GSRPM Mortgage Loan Trust
3.117% due 01/25/2032 (a)(f)	3,473	3,507
Holmes Financing PLC
2.230% due 01/15/2007 (a)	2,500	2,504
Impac CMB Trust
1.000% due 01/25/2006 (b)	2,150	109
2.688% due 06/25/2032 (a)	108	108
2.727% due 01/25/2034 (a)(f)	2,313	2,316
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	572	588
Indymac Adjustable Rate Mortgage Trust
6.577% due 01/25/2032 (a)	197	198
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	117	121
LB Mortgage Trust
7.809% due 01/15/2009 (k)	355	376
8.407% due 01/20/2017 (a)	683	750
Liberty Funding Ltd.
2.950% due 04/03/2030 (a)	301	301
Long Beach Mortgage Loan Trust
3.367% due 07/25/2031 (a)	1,772	1,742
Mellon Residential Funding Corp.
3.635% due 01/25/2029 (a)	86	87
Merit Securities Corp.
2.870% due 09/28/2025 (a)	124	124
MLCC Mortgage Investors, Inc.
2.787% due 03/25/2028 (a)	77	77
Morgan Stanley Capital I, Inc.
6.590% due 10/03/2030	37	37
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	387	400
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	2,889
Ocwen Residential MBS Corp.
6.836% due 06/25/2039 (a)(k)	1,217	959
Prudential Securities Secured Financing Corp.
3.525% due 05/25/2022 (a)	663	675
Residential Accredit Loans, Inc.
7.250% due 10/25/2027	1,102	1,100
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	85	86
Residential Funding Mortgage Securities I, Inc.
2.817% due 07/25/2018 (a)	431	432
6.500% due 03/25/2032	19	20
Residential Funding Securities Corp.
1.000% due 11/25/2032 (a)(k)	455	455
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019 (a)	711	714
Rural Housing Trust
8.330% due 04/01/2026	66	66
SACO I, Inc.
4.495% due 11/25/2033 (k)	2,505	2,505
2.887% due 10/25/2034 (a)(k)	1,606	1,590
3.117% due 10/25/2034 (a)	3,000	2,970
Salomon Brothers Mortgage Securities VII, Inc.
3.563% due 03/25/2023 (a)	92	92
8.500% due 11/25/2024 (a)	849	917
4.139% due 09/25/2033 (a)	143	142
Sears Mortgage Securities
9.500% due 11/15/2010 (j)(k)	37	39
Securitized Asset Sales, Inc.
4.329% due 06/25/2023 (a)	180	180
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,102
Structured Asset Mortgage Investments, Inc.
6.519% due 06/25/2029 (a)	19	19
6.750% due 05/02/2030	406	407
Structured Asset Securities Corp.
2.717% due 10/25/2027 (a)	129	129
6.500% due 10/25/2031 (a)	295	297
2.671% due 02/25/2032 (a)	77	78
5.721% due 06/25/2032 (a)	123	124
2.917% due 07/25/2032 (a)	127	127
7.000% due 11/25/2032	50	52
2.471% due 01/25/2033 (a)	64	64
3.467% due 01/25/2033 (a)	1,000	998
Travelers Mortgage Services, Inc.
4.137% due 09/25/2018	117	117
Washington Mutual
3.064% due 12/19/2039 (a)	2,604	2,575
2.357% due 07/25/2044 (a)	1,210	1,212
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	87	87
5.143% due 10/25/2032 (a)	108	109
5.411% due 02/25/2033 (a)	735	740
4.215% due 08/25/2033 (a)	124	122
3.180% due 09/25/2033 (a)	220	218
3.181% due 02/27/2034 (a)	44	44
3.963% due 07/25/2034 (a)	470	465
2.963% due 12/25/2040 (a)	1,372	1,370
3.504% due 01/25/2041 (a)	154	154
2.584% due 11/25/2041 (a)	2,155	2,165
3.008% due 11/25/2041 (a)	95	95
2.340% due 07/25/2044 (a)	968	968
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018 (k)	1,250	1,271
4.715% due 02/25/2033 (a)	235	236
4.000% due 08/25/2034	410	407

Total Mortgage-Backed Securities (Cost $73,411)		73,917

ASSET-BACKED SECURITIES 83.0%
ABFS Mortgage Loan Trust
7.000% due 03/15/2005 (b)	448	8
6.285% due 06/15/2033	2,000	2,055
Accredited Mortgage Loan Trust
3.377% due 02/25/2030 (a)	175	175
Advanta Mortgage Loan Trust
7.750% due 10/25/2026	98	101
AESOP Funding II LLC
2.390% due 06/20/2007 (a)	215	216
American Express Credit Account Master Trust
2.542% due 04/15/2008 (a)	71	71
2.582% due 11/15/2010 (a)	75	75
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	598	603
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (b)	89	3
5.000% due 06/25/2006 (b)	128	6
2.727% due 05/25/2032 (a)	3	3
3.037% due 08/25/2032 (a)	2,000	2,008
2.577% due 09/25/2034 (a)	408	408
Amortizing Residential Collateral Trust
2.697% due 01/01/2032 (a)	217	217
2.688% due 06/25/2032 (a)	180	180
2.767% due 08/25/2032 (a)	114	114
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.927% due 03/25/2027 (a)	87	87
2.837% due 06/25/2027 (a)	36	36
2.972% due 06/25/2027 (a)	399	399
2.972% due 09/25/2027 (a)(f)	956	957
2.912% due 06/25/2028 (a)	493	493
ARG Funding Corp.
2.590% due 03/20/2007 (a)	500	500
Asset-Backed Funding Certificates
4.500% due 03/25/2005 (b)	633	3
3.097% due 07/25/2033 (a)	2,743	2,758
Asset-Backed Securities Corp. Home Equity Loan Trust
2.360% due 06/15/2031 (a)	25	24
3.102% due 08/15/2032 (a)	2,000	2,005
5.000% due 01/15/2033 (b)	507	12
Bayview Financial Acquisition Trust
3.367% due 06/01/2026 (a)	69	70
3.001% due 04/28/2045 (a)(f)	2,523	2,525
Bayview Financial Asset Trust
2.420% due 11/25/2039 (a)	1,875	1,874
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (b)	8,518	243
5.000% due 12/25/2005 (b)	7,425	333
5.000% due 03/25/2006 (b)	9,182	532
1.010% due 03/25/2007 (b)	10,000	1,034
3.017% due 10/25/2032 (a)	425	426
2.817% due 10/27/2032 (a)	226	226
2.707% due 10/25/2034 (a)(f)	1,733	1,734
3.167% due 11/25/2042 (a)	923	930
Capital One Master Trust
4.600% due 08/17/2009	105	107
Carmax Auto Owner Trust
2.360% due 10/15/2007	75	75
CDC Mortgage Capital Trust
2.727% due 08/25/2032 (a)	191	191
3.117% due 08/25/2032 (a)	3,000	3,009
Cendant Mortgage Corp.
6.000% due 10/21/2033 (f)	1,280	1,301
Centex Home Equity
4.469% due 02/25/2006 (b)	89	3
4.575% due 06/25/2006 (b)	40	2
2.567% due 04/25/2020 (a)(f)	1,823	1,823
7.720% due 05/25/2029	75	77
6.250% due 04/25/2031	234	238
2.897% due 06/25/2034 (a)	30	30
5.160% due 09/25/2034 (f)	2,000	1,996
Champion Home Equity Loan Trust
2.677% due 03/25/2029 (a)	41	41
Charming Shoppes Master Trust
2.732% due 05/15/2014 (a)(f)	1,000	997
Chase Credit Card Master Trust
2.762% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	15
2.688% due 04/25/2033 (a)	70	70
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
Chase USA Master Trust
7.490% due 08/17/2009 (f)	3,500	3,507
CIT Group Home Equity Loan Trust
3.067% due 12/25/2031(a)(f)	1,500	1,508
CIT Rv Trust
6.160% due 06/15/2013	233	236
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	464
2.700% due 01/15/2008	200	199
Citifinancial Mortgage Securities, Inc.
2.707% due 08/25/2033 (a)(f)	983	984
CNH Equipment Trust
2.652% due 07/17/2006 (a)	8	8
Comed Transitional Funding Trust
5.440% due 03/25/2007	63	63
Community Program Loan Trust
4.500% due 04/01/2029	500	464
Conseco Finance Corp.
7.800% due 05/15/2020	71	72
7.200% due 03/15/2032	136	136
Conseco Finance Home Loan Trust
9.520% due 06/15/2024	1,163	1,166
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,869
6.770% due 09/01/2032	301	308
5.790% due 05/01/2033	3,000	3,056
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,414	2,488
ContiMortgage Home Equity Loan Trust
7.280% due 04/25/2014	488	503
2.580% due 06/15/2025 (a)	113	113
2.652% due 09/15/2028 (a)	54	54
Countrywide Asset-Backed Certificates
4.750% due 05/25/2005 (b)	184	3
4.257% due 12/25/2017	2,000	2,009
2.497% due 04/25/2023 (a)	582	583
5.017% due 05/25/2029 (a)	464	465
3.613% due 04/25/2030	80	80
3.017% due 04/25/2032 (a)	2,000	2,008
3.017% due 04/25/2032 (a)(f)	2,750	2,751
2.737% due 09/25/2033 (a)	802	803
2.717% due 11/25/2033 (a)	298	299
2.887% due 11/25/2033 (a)	1,773	1,776
5.125% due 01/25/2035	3,000	2,970
Countrywide Home Equity Loan Trust
2.722% due 04/15/2025 (a)	94	94
Credit-Based Asset Servicing and Securitization
3.000% due 12/25/2005 (b)	201	4
4.500% due 12/25/2006 (b)	4,196	344
CS First Boston Mortgage Securities Corp.
3.167% due 04/25/2032 (a)	1,000	1,000
2.431% due 01/25/2043 (a)	1,716	1,713
2.777% due 05/25/2044 (a)(f)	1,652	1,646
Daimler Chrysler Auto Trust
3.780% due 02/06/2007	156	157
2.880% due 10/08/2009	781	776
Denver Arena Trust
6.940% due 11/15/2019	737	750
Discover Card Master Trust I
2.582% due 09/18/2007 (a)	71	71
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (a)(d)	1,183	2
Equity One ABS, Inc.
8.015% due 01/25/2030	300	309
7.600% due 02/25/2032 (f)	2,254	2,324
7.770% due 02/25/2032	109	109
5.498% due 11/25/2032 (f)	795	794
2.667% due 07/25/2034 (a)(f)	2,141	2,137
First Alliance Mortgage Loan Trust
2.897% due 10/25/2024 (a)	79	79
2.830% due 09/20/2027 (a)	169	169
7.520% due 03/20/2031	103	103
First Franklin Mortgage Loan Trust Asset-Backed Certificates
6.000% due 01/25/2005 (b)	509	3
6.000% due 12/25/2005 (b)	151	8
2.647% due 09/25/2030 (a)(f)	2,610	2,612
2.271% due 03/25/2034 (a)	221	221
First International Bank
2.650% due 03/15/2027 (a)	412	285
First USA Credit Card Master Trust
2.560% due 09/19/2008 (a)	200	200
Fleet Credit Card Master Trust II
2.452% due 10/15/2007 (a)	868	869
Fleet Home Equity Loan Trust
2.390% due 01/20/2033 (a)	822	823
Ford Credit Auto Owner Trust
4.010% due 03/15/2006	283	283
2.410% due 08/15/2007	250	247
Green Tree Financial Corp.
6.240% due 11/01/2016	6	7
5.760% due 11/01/2018	72	73
6.270% due 07/01/2021	668	684
6.860% due 03/15/2028	83	88
6.220% due 03/01/2030	158	165
6.530% due 04/01/2030	735	776
Greenpoint Home Equity Loan Trust
2.672% due 04/15/2029 (a)	406	406
2.632% due 03/15/2035 (a)	505	505
GSAMP Trust
2.967% due 06/25/2034 (a)(f)	2,166	2,172
GSRPM Mortgage Loan Trust
2.797% due 09/25/2042 (a)(k)	897	894
HFC Home Equity Loan Asset-Backed Certificates
2.710% due 04/20/2032 (a)	131	131
Home Equity Asset Trust
2.717% due 11/25/2032 (a)	59	59
2.877% due 02/25/2033 (a)	559	561
2.827% due 03/25/2033 (a)	162	162
3.517% due 12/25/2034 (a)	1,000	1,005
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	215	216
Hyundai Auto Receivables Trust
4.060% due 10/15/2010	3,000	3,020
IMC Home Equity Loan Trust
7.310% due 11/20/2028	172	172
Indymac Home Equity Loan Asset-Backed Trust
4.367% due 12/25/2031 (a)	1,500	1,381
3.190% due 07/25/2034 (a)	1,000	1,001
Irwin Home Equity Loan Trust
10.000% due 09/25/2005 (b)	1,097	72
7.960% due 04/25/2026 (f)	1,154	1,168
1.000% due 11/25/2028 (b)	8,731	504
3.317% due 02/25/2029 (a)	2,000	2,034
Keystone Owner Trust
7.930% due 05/25/2025	118	121
7.400% due 01/25/2029	511	510
Long Beach Mortgage Loan Trust
2.767% due 03/25/2032 (a)	2	2
3.367% due 03/25/2032 (a)	1,500	1,518
4.067% due 03/25/2032 (a)	3,500	3,438
2.737% due 06/25/2032 (a)	14	14
2.867% due 11/25/2032 (a)	44	44
2.737% due 06/25/2033 (a)	78	78
2.737% due 07/25/2033 (a)(f)	3,503	3,510
1.970% due 02/25/2034 (a)	198	198
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,222	3,496
MBNA Master Credit Card Trust USA
2.777% due 07/15/2007 (a)	85	85
Mellon Bank Home Equity Loan Trust
2.650% due 03/20/2027 (a)	193	193
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (f)	1,897	1,934
Merrill Lynch Mortgage Investors, Inc.
3.181% due 09/25/2032 (a)	1,500	1,517
2.737% due 05/25/2033 (a)	5	5
Mid-State Trust
6.005% due 08/15/2037	1,863	1,899
Morgan Stanley Dean Witter Capital I, Inc.
4.067% due 01/25/2032 (a)	2,000	2,030
2.747% due 07/25/2032 (a)	149	149
2.717% due 09/25/2032 (a)	40	40
Mortgage Lenders Network Home Equity Loan Trust
6.605% due 07/25/2029	204	209
National City Auto Receivables Trust
2.110% due 07/15/2008	50	49
NationsCredit Grantor Trust
6.750% due 08/15/2013	27	27
New Century Home Equity Loan Trust
2.697% due 07/25/2030 (a)	128	128
2.700% due 06/20/2031 (a)	877	878
3.510% due 06/20/2031 (a)	4,506	4,526
2.490% due 09/20/2031 (a)	120	120
Nextcard Credit Card Master Note Trust
4.052% due 12/15/2006 (a)	700	504
Novastar Home Equity Loan
2.807% due 05/25/2033 (a)	62	62
NPF XII, Inc.
2.270% due 03/01/2004 (a)(d)(k)	2,000	0
Oakwood Mortgage Investors, Inc.
2.777% due 03/15/2018 (a)	900	814
Ocwen Mortgage Loan Asset-Backed Certificates
3.777% due 03/25/2031 (a)	684	685
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	735	740
Option One Mortgage Loan Trust
2.697% due 05/25/2029 (a)	147	147
2.660% due 08/20/2030 (a)	50	50
2.917% due 12/25/2030 (a)	113	113
2.677% due 08/25/2031 (a)	21	21
2.688% due 06/25/2032 (a)	23	23
2.987% due 10/12/2032 (a)(f)	2,000	2,008
Origen Manufactured Housing
6.440% due 03/15/2032	888	899
7.650% due 03/15/2032	2,000	2,104
Porter Square CDO
2.275% due 08/15/2038 (a)	1,500	1,501
Provident Bank Home Equity Loan Trust
7.180% due 04/25/2013	34	34
Providian Gateway Master Trust
2.100% due 09/17/2007 (f)	3,000	2,964
Quest Trust
2.977% due 06/25/2034 (a)(f)	2,776	2,775
4.117% due 07/20/2034 (a)	500	498
2.857% due 09/25/2034 (a)	513	513
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (b)	4,582	52
3.217% due 08/25/2032 (a)	2,000	2,011
2.617% due 03/25/2033 (a)	588	589
3.037% due 03/25/2033 (a)	183	184
Residential Asset Mortgage Products, Inc.
2.330% due 06/25/2024 (a)	161	162
8.360% due 06/25/2030	451	460
2.667% due 01/25/2033 (a)(f)	1,934	1,936
2.777% due 04/25/2033 (a)	63	64
2.667% due 02/25/2034 (a)	125	125
5.942% due 04/25/2034 (f)	2,000	2,095
5.900% due 07/25/2034	2,000	2,032
5.707% due 08/25/2034 (f)	3,000	3,011
Residential Asset Securities Corp.
4.500% due 03/25/2005 (b)	91	1
6.320% due 04/25/2030	38	39
6.415% due 07/25/2030	87	89
7.505% due 10/25/2030	273	279
2.647% due 09/25/2031 (a)	246	247
2.967% due 09/25/2031 (a)	944	948
7.175% due 12/25/2031	419	432
7.140% due 04/25/2032	2,000	2,061
2.737% due 05/25/2032 (a)	55	55
2.130% due 06/25/2033 (a)	365	365
Residential Funding Mortgage Securities II, Inc.
11.000% due 12/25/2005 (b)	100	7
8.350% due 03/25/2025	420	431
2.707% due 01/25/2033 (a)	127	127
Salomon Brothers Mortgage Securities VII, Inc.
2.897% due 03/25/2028 (a)	755	756
2.990% due 04/25/2029 (a)	2,000	2,002
Saxon Asset Securities Trust
5.250% due 05/25/2005 (b)	303	5
2.667% due 03/25/2032 (a)	68	68
2.717% due 06/25/2033 (a)	86	86
SLM Student Loan Trust
2.270% due 01/25/2010 (a)	41	41
Specialty Underwriting & Residential Finance
0.650% due 06/25/2034 (b)	648	2
Structured Asset Investment Loan Trust
6.000% due 03/25/2005 (b)	1,215	18
Structured Asset Securities Corp.
3.375% due 08/25/2031	177	164
2.917% due 05/25/2032 (a)	331	332
3.067% due 05/25/2034 (a)(f)	1,486	1,492
Structured Settlements Fund
7.250% due 12/20/2008 (k)	547	577
Terwin Mortgage Trust
1.000% due 06/25/2033 (b)	2,100	319
2.997% due 09/25/2033 (a)	27	27
2.917% due 09/25/2034 (a)	1,101	1,103
Truman Capital Mortgage Loan Trust
2.320% due 11/25/2031 (a)	103	103
3.567% due 11/25/2032 (a)	1,000	1,000
UCFC Home Equity Loan
6.870% due 07/15/2029	155	156
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	643
Union Acceptance Corp.
4.590% due 07/08/2008	291	295
USAA Auto Owner Trust
2.060% due 04/15/2008	50	49
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	338
7.900% due 02/07/2026 (f)	1,200	1,309
WFS Financial Owner Trust
2.509% due 08/20/2007 (a)	53	53
WMC Mortgage Loan Pass-Through Certificates
3.235% due 03/20/2023 (a)	208	208
World Financial Network Credit Card Master Trust
3.402% due 06/15/2009 (a)	2,000	2,030
2.502% due 07/15/2010 (a)(f)	3,000	3,000

Total Asset-Backed Securities (Cost $180,049)		177,002

SHORT-TERM INSTRUMENTS 4.8%
Commercial Paper 0.1%
UBS Finance, Inc.
2.200% due 01/03/2005	100	100

Repurchase Agreement 1.1%
State Street Bank
1.900% due 01/03/2005	2,369	2,369
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $2,420. Repurchase proceeds are $2,369.)

U.S. Treasury Bills 3.6%
2.074% due 03/03/2005-03/17/2005(c)(e)(g)	7,810	7,774

Total Short-Term Instruments (Cost $10,248)		10,243

Total Investments (Cost $292,688)	136.1%	$290,229
Written Options (i) (Premiums $566)	(0.3%)	(624)

Other Assets and Liabilities (Net)	(35.8%)	(76,358)

Net Assets	100.0%	$213,247

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Security is in default.

(e) Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) The average amount of borrowings outstanding during the period ended December 31, 2004 was $63,192 at a weighted average interest rate of 2.20%. On December 31, 2004, securities valued at $80,980 were pledged as collateral for reverse repurchase agreements. The Portfolio is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Portfolio’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) Securities with an aggregate market value of $309 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2005	53	$(103)
Eurodollar June Long Futures	06/2005	53	(85)
Eurodollar September Long Futures	09/2005	53	(64)
Eurodollar December Long Futures	12/2005	53	(44)

			$(296)

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/15/2015	$14,200	$82
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	5,700	3
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	614

						$699

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.000	%**	01/07/2005	$10,700	$239	$442
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	01/07/2005	10,700	239	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	3,000	88	182

						$566	$624

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
Sears Mortgage Securities	9.500%	11/15/2010	03/13/2002	$37	$39	0.02%

(k) The aggregate value of fair valued securities is $15,085, which is 7.07% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio (Local Markets)

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 91.4%
Certificates of Deposit 2.2%
Bank of America, N.A.
2.030% due 02/04/2005	$700	$700
2.360% due 03/14/2005	300	300
Wells Fargo Bank, N.A.
2.060% due 01/11/2005	200	200

		1,200

Commercial Paper 89.0%
ABN AMRO North America
1.925% due 01/24/2005	1,000	999
1.945% due 01/31/2005	100	100
Anz (Delaware), Inc.
2.015% due 02/14/2005	100	100
2.375% due 02/22/2005	1,400	1,395
ASB Bank Ltd.
2.420% due 04/07/2005	600	596
Bank of Ireland
1.960% due 01/27/2005	1,000	999
Barclays U.S. Funding Corp.
1.985% due 02/01/2005	200	200
2.125% due 02/03/2005	200	200
2.060% due 02/22/2005	700	698
2.365% due 03/07/2005	100	100
BP Amoco Capital PLC
2.100% due 01/03/2005	500	500
CDC Commercial Corp.
2.040% due 02/16/2005	800	798
2.040% due 02/22/2005	400	399
Danske Corp.
2.035% due 02/14/2005	100	100
2.370% due 03/14/2005	400	398
2.440% due 03/23/2005	700	696
2.375% due 04/01/2005	300	298
Den Norske Bank ASA
2.360% due 03/07/2005	500	498
Dexia Delaware LLC
2.010% due 01/21/2005	100	100
2.060% due 01/26/2005	200	200
2.360% due 03/03/2005	100	100
Fannie Mae
1.150% due 01/03/2005	1,600	1,600
1.966% due 01/05/2005	400	400
1.958% due 01/07/2005	300	300
1.999% due 01/26/2005	200	200
2.035% due 02/04/2005	500	499
2.044% due 02/04/2005	100	100
2.175% due 02/09/2005	400	399
2.210% due 02/16/2005	300	299
2.221% due 02/23/2005	400	399
2.248% due 03/02/2005	1,000	996
2.299% due 03/02/2005	1,000	996
2.319% due 03/09/2005	200	199
2.230% due 03/15/2005	100	99
2.349% due 03/16/2005	100	99
2.390% due 03/16/2005	200	199
2.474% due 03/30/2005	100	99
Federal Home Loan Bank
2.100% due 01/03/2005	3,400	3,400
2.090% due 01/12/2005	100	100
1.930% due 01/14/2005	400	400
1.955% due 01/14/2005	500	500
1.969% due 01/19/2005	1,100	1,099
1.958% due 01/21/2005	900	899
1.982% due 01/21/2005	100	100
2.028% due 01/28/2005	1,100	1,098
2.277% due 03/02/2005	400	398
2.313% due 03/04/2005	200	199
2.340% due 03/11/2005	500	498
Fortis Funding LLC
1.930% due 01/25/2005	1,000	999
Freddie Mac
1.935% due 01/04/2005	500	500
1.940% due 01/04/2005	1,000	1,000
1.938% due 01/11/2005	200	200
1.950% due 01/18/2005	200	200
1.930% due 01/24/2005	1,000	999
2.060% due 02/01/2005	500	499
2.190% due 02/15/2005	100	100
2.100% due 03/01/2005	100	100
2.183% due 03/08/2005	200	199
2.200% due 03/08/2005	100	99
2.229% due 03/15/2005	200	199
General Electric Capital Corp.
1.920% due 01/03/2005	500	500
2.040% due 02/04/2005	700	699
2.280% due 02/23/2005	300	299
2.320% due 02/24/2005	100	100
HBOS Treasury Services PLC
2.130% due 02/02/2005	200	200
2.420% due 03/14/2005	500	497
2.435% due 03/22/2005	100	99
ING U.S. Funding LLC
2.110% due 02/01/2005	200	200
2.400% due 04/05/2005	900	894
KFW International Finance, Inc.
1.940% due 01/18/2005	1,000	999
Lloyds Bank PLC
2.250% due 01/14/2005	1,000	999
National Australia Funding, Inc.
2.295% due 01/10/2005	1,400	1,399
Nestle Capital Corp.
2.220% due 02/15/2005	400	399
Nordea North America, Inc.
2.450% due 04/04/2005	300	298
Pfizer, Inc.
2.240% due 03/18/2005	500	497
Rabobank USA Financial Corp.
2.170% due 01/03/2005	500	500
1.950% due 01/26/2005	1,000	999
1.960% due 01/28/2005	100	100
Royal Bank of Scotland PLC
2.025% due 01/21/2005	700	699
Shell Finance (UK) PLC
2.120% due 01/06/2005	1,300	1,300
Skandinaviska Enskilda Banken AB
2.120% due 02/04/2005	800	798
Spintab AB
2.060% due 01/03/2005	500	500
1.960% due 01/26/2005	700	699
UBS Finance, Inc.
2.180% due 01/03/2005	800	800
2.030% due 02/22/2005	100	100
2.410% due 03/15/2005	700	696
UniCredit Delaware
1.985% due 01/31/2005	700	699
Westpac Capital Corp.
2.400% due 03/10/2005	700	697
Westpac Trust Securities NZ Ltd. London
1.930% due 01/21/2005	800	799

		47,607

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005	103	103
(Dated 12/31/2004. Collateralized by Fannie Mae 3.000% due 07/16/2013 valued at $105. Repurchase proceeds are $103.)

Total Short-Term Instruments (Cost $48,913)		48,910

Total Investments (Cost $48,913)	91.4%	$48,910

Other Assets and Liabilities (Net)	8.6%	4,578

Net Assets	100.0%	$53,488

Notes to Schedule of Investments (amounts in thousands):

(a) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	18,185	02/2005	$842	$0	$842
Sell		13,243	02/2005	0	(463)	(463)
Buy		5,560	05/2005	169	0	169
Buy	CK	57,252	02/2005	338	0	338
Sell		27,082	02/2005	0	(113)	(113)
Buy		27,107	05/2005	114	0	114
Buy	CO	1,271,905	02/2005	54	0	54
Sell		620,640	02/2005	0	(23)	(23)
Buy		873,860	05/2005	27	0	27
Buy	CP	1,474,823	02/2005	274	0	274
Sell		837,674	02/2005	0	(112)	(112)
Buy		692,897	05/2005	101	0	101
Buy	CY	7,483	02/2005	0	(1)	(1)
Sell		3,566	02/2005	2	0	2
Buy		3,531	05/2005	1	0	1
Buy	H$	31,785	02/2005	8	0	8
Sell		28,101	02/2005	0	(8)	(8)
Buy		3,403	05/2005	1	0	1
Buy	KW	2,703,990	02/2005	271	0	271
Sell		1,561,843	02/2005	0	(107)	(107)
Buy		1,394,977	05/2005	96	0	96
Buy	MP	69,917	02/2005	248	0	248
Sell		34,240	02/2005	0	(96)	(96)
Buy		29,475	05/2005	89	0	89
Buy	PN	6,706	02/2005	42	0	42
Sell		1,898	02/2005	0	(9)	(9)
Buy		2,731	05/2005	10	0	10
Buy	PZ	15,544	02/2005	795	0	795
Sell		8,513	02/2005	0	(331)	(331)
Buy		2,172	03/2005	20	0	20
Buy		8,602	05/2005	335	0	335
Buy	RP	98,712	02/2005	135	0	135
Sell		45,500	02/2005	0	(44)	(44)
Buy		45,740	05/2005	45	0	45
Buy	RR	130,507	02/2005	306	0	306
Sell		62,279	02/2005	0	(77)	(77)
Buy		385	03/2005	0	0	0
Buy		62,520	05/2005	95	0	95
Buy	S$	9,508	02/2005	209	0	209
Sell		4,791	02/2005	0	(55)	(55)
Buy		4,140	05/2005	46	0	46
Buy	SR	15,622	02/2005	401	0	401
Sell		7,436	02/2005	0	(113)	(113)
Buy		8,390	05/2005	115	0	115
Buy	SV	77,850	02/2005	365	0	365
Sell		37,011	02/2005	0	(117)	(117)
Buy		37,129	05/2005	119	0	119
Buy	T$	80,812	02/2005	155	0	155
Sell		38,180	02/2005	0	(57)	(57)
Buy		38,008	05/2005	57	0	57
Buy	TB	40,754	02/2005	64	0	64
Sell		19,336	02/2005	0	(28)	(28)
Buy		19,341	05/2005	28	0	28
Buy	TL	327,608,680	02/2005	353	0	353
Sell		153,800,000	02/2005	0	(128)	(128)
Buy		160,500,000	05/2005	128	0	128

				$6,458	$(1,882)	$4,576

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 22.6%
Republic of Brazil
3.063% due 04/15/2006 (a)		$49,934	$50,056
11.500% due 03/12/2008		7,064	8,325
3.125% due 04/15/2009 (a)		16,544	16,419
7.720% due 06/29/2009 (a)		24,625	29,027
14.500% due 10/15/2009		2,830	3,788
12.000% due 04/15/2010		460	570
9.250% due 10/22/2010		5,085	5,710
10.000% due 08/07/2011		7,100	8,264
11.000% due 01/11/2012		1,795	2,188
3.125% due 04/15/2012 (a)		18,803	18,026
10.250% due 06/17/2013		2,000	2,364
8.000% due 04/15/2014		40,577	41,785
10.500% due 07/14/2014		14,900	17,694
12.750% due 01/15/2020		150	204
2.063% due 04/15/2024 (a)		370	345
6.000% due 04/15/2024 (a)		1,043	978
8.875% due 04/15/2024		6,010	6,250
10.125% due 05/15/2027		7,594	8,684
12.250% due 03/06/2030		10	13
8.250% due 01/20/2034		11,850	11,566
11.000% due 08/17/2040		31,967	37,969

Total Brazil (Cost $256,859)			270,225

CAYMAN ISLANDS 0.2%
Korea Asset Funding Ltd.
3.200% due 02/10/2009 (a)(h)		$371	370
Petrobras International Finance Co.
9.125% due 02/01/2007		1,075	1,191
7.750% due 09/15/2014		650	684

Total Cayman Islands (Cost $2,121)			2,245

CHILE 1.6%
Banco Santander Chile
2.800% due 12/09/2009 (a)		$5,000	5,012
5.375% due 12/09/2014		5,000	5,095
Republic of Chile
5.625% due 07/23/2007		425	446
7.125% due 01/11/2012		4,596	5,288
5.500% due 01/15/2013		3,680	3,876

Total Chile (Cost $19,312)			19,717

CHINA 0.4%
Export-Import Bank of China
5.250% due 07/29/2014		$4,100	4,183

Total China (Cost $4,057)			4,183

CROATIA (g) 0.2%
Republic of Croatia
7.000% due 03/28/2005	EC	2,000	2,746

Total Croatia (Cost $1,836)			2,746

GUATEMALA 1.0%
Republic of Guatemala
9.250% due 08/01/2013		$10,917	12,491

Total Guatemala (Cost $11,007)			12,491

HONG KONG 0.1%
Hong Kong Government International Bond
5.125% due 08/01/2014		$1,100	1,134

Total Hong Kong (Cost $1,092)			1,134

LUXEMBOURG 0.3%
Gaz Capital S.A.
8.625% due 04/28/2034		$1,000	1,175
Tengizchevroil Finance Co.
6.124% due 11/15/2014		2,200	2,217

Total Luxembourg (Cost $3,196)			3,392

MALAYSIA 3.1%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,722	10,655
Petronas Capital Ltd.
7.000% due 05/22/2012		2,260	2,590
7.875% due 05/22/2022		1,490	1,852
Republic of Malaysia
7.500% due 07/15/2011		18,479	21,622

Total Malaysia (Cost $35,015)			36,719

MEXICO 10.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$3,280	3,298
Pemex Project Funding Master Trust
7.875% due 02/01/2009		550	619
3.870% due 10/15/2009 (a)		4,580	4,823
9.125% due 10/13/2010		570	685
8.000% due 11/15/2011		6,795	7,838
7.375% due 12/15/2014		2,861	3,187
8.625% due 02/01/2022		1,828	2,131
Petroleos Mexicanos
9.250% due 03/30/2018		2,955	3,672
9.500% due 09/15/2027		6,565	8,288
United Mexican States
1.992% due 03/25/2005 (a)(h)		625	622
8.625% due 03/12/2008		1,715	1,951
10.375% due 02/17/2009		128	157
9.875% due 02/01/2010		370	456
8.375% due 01/14/2011		5,655	6,656
7.500% due 01/14/2012		12,009	13,648
6.375% due 01/16/2013		3,250	3,469
5.875% due 01/15/2014		6,000	6,162
11.375% due 09/15/2016		310	458
8.125% due 12/30/2019		14,056	16,530
8.000% due 09/24/2022		1,615	1,867
11.500% due 05/15/2026		3,000	4,598
8.300% due 08/15/2031		17,522	20,580
7.500% due 04/08/2033		2,000	2,165
6.750% due 09/27/2034		2,000	1,980
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		68,302	973
0.000% due 06/30/2006 (a)		68,250	1,638
0.000% due 06/30/2007 (a)		90,175	1,930

Total Mexico (Cost $110,379)			120,381

MOROCCO 0.1%
Kingdom of Morocco
2.563% due 01/01/2009 (a)		$912	897

Total Morocco (Cost $871)			897

PANAMA 5.1%
Republic of Panama
8.250% due 04/22/2008		$150	167
9.625% due 02/08/2011		425	504
9.375% due 07/23/2012		4,321	5,142
7.250% due 03/15/2015		750	784
10.750% due 05/15/2020		1,665	2,173
9.375% due 01/16/2023		37,405	43,390
8.875% due 09/30/2027		2,966	3,277
9.375% due 04/01/2029		5,008	5,909

Total Panama (Cost $55,647)			61,346

PERU 6.1%
Republic of Peru
9.125% due 01/15/2008		$9,547	10,907
9.125% due 02/21/2012		45,481	53,213
9.875% due 02/06/2015		175	215
4.500% due 03/07/2017 (a)		3,481	3,284
5.000% due 03/07/2017 (a)		6,189	5,963

Total Peru (Cost $66,703)			73,582

RUSSIA 20.4%
Gazprom International S.A.
9.625% due 03/01/2013		$650	774
Russian Federation
8.750% due 07/24/2005		29,653	30,510
8.250% due 03/31/2010		34,260	38,080
11.000% due 07/24/2018		1,000	1,404
12.750% due 06/24/2028		500	822
5.000% due 03/31/2030 (a)		166,306	172,191

Total Russia (Cost $240,598)			243,781

SOUTH AFRICA (g) 6.1%
Republic of South Africa
8.375% due 10/17/2006		$1,000	1,084
9.125% due 05/19/2009		2,035	2,417
7.375% due 04/25/2012		3,220	3,695
5.250% due 05/16/2013	EC	34,352	49,661
6.500% due 06/02/2014		$8,710	9,498
8.500% due 06/23/2017		5,631	7,097

Total South Africa (Cost $60,367)			73,452

SOUTH KOREA 0.1%
Korea Development Bank
4.750% due 07/20/2009		$1,190	1,214

Total South Korea (Cost $1,187)			1,214

TUNISIA (g) 5.8%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$6,922	7,563
7.500% due 08/06/2009	EC	6,169	9,685
4.750% due 04/07/2011		450	631
7.375% due 04/25/2012		$40,484	46,455
8.250% due 09/19/2027		4,200	4,977

Total Tunisia (Cost $63,474)			69,311

UKRAINE 3.2%
Republic of Ukraine
11.000% due 03/15/2007 (a)		$5,752	6,184
5.330% due 08/05/2009		4,425	4,696
5.355% due 08/05/2009 (a)		9,900	10,469
6.875% due 03/04/2011		7,220	7,402
7.650% due 06/11/2013		9,138	9,789

Total Ukraine (Cost $37,399)			38,540

UNITED STATES 0.3%
Corporate Bonds & Notes 0.3%
Pemex Project Funding Master Trust
3.180% due 06/15/2010		$3,000	3,086

Total United States (Cost $3,035)			3,086

VENEZUELA 0.0%
Republic of Venezuela
0.000% due 04/15/2020 (h)		$5	0

Total Venezuela (Cost $0)			0

SHORT-TERM INSTRUMENTS 36.8%
Commercial Paper 36.6%
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		$8,700	8,686
CDC Commercial Corp.
2.020% due 02/07/2005		19,800	19,761
Den Norske Bank ASA
1.980% due 02/03/2005		12,900	12,878
Fannie Mae
1.968% due 01/05/2005		7,500	7,499
1.975% due 01/12/2005		10,100	10,095
1.990% due 01/19/2005		20,200	20,182
1.986% due 01/26/2005		10,300	10,287
2.075% due 02/02/2005		9,600	9,583
2.030% due 02/04/2005		4,500	4,491
2.035% due 02/04/2005		900	898
2.197% due 02/16/2005		4,200	4,189
2.110% due 03/01/2005		10,200	10,166
2.130% due 03/03/2005		2,300	2,292
2.302% due 03/09/2005		1,800	1,792
2.319% due 03/09/2005		1,700	1,692
2.230% due 03/15/2005		500	498
2.349% due 03/16/2005		2,000	1,990
2.390% due 03/16/2005		12,400	12,337
2.430% due 03/23/2005		10,900	10,840
2.390% due 04/15/2005		10,400	10,324
Federal Home Loan Bank
2.100% due 01/03/2005		88,600	88,600
1.982% due 01/21/2005		6,300	6,294
Freddie Mac
2.060% due 02/01/2005		6,000	5,990
2.161% due 02/15/2005		3,300	3,291
2.190% due 02/15/2005		14,100	14,063
2.255% due 02/22/2005		7,200	7,178
2.100% due 03/01/2005		24,400	24,311
2.183% due 03/08/2005		3,300	3,285
2.200% due 03/08/2005		3,000	2,987
2.260% due 03/14/2005		1,700	1,692
2.380% due 03/31/2005		8,900	8,845
General Electric Capital Corp.
2.420% due 03/15/2005		29,100	28,955
Rabobank USA Financial Corp.
2.170% due 01/03/2005		32,800	32,800
Skandinaviska Enskilda Banken AB
2.040% due 01/27/2005		13,100	13,082
UBS Finance, Inc.
2.180% due 01/03/2005		21,300	21,300
2.470% due 04/14/2005		14,600	14,495

			437,647

Repurchase Agreement 0.1%
State Street Bank
1.900% due 01/03/2005		1,151	1,151
(Dated 12/31/2004. Collateralized by Fannie Mae 4.250% due 06/15/2005 valued at $1,175. Repurchase proceeds are $1,151.)

U.S. Treasury Bills 0.1%
2.170% due 03/03/2005-03/17/2005 (b)(c)		1,420	1,414

Total Short-Term Instruments (Cost $440,243)			440,213

Total Investments (Cost $1,414,398)		123.6%	$1,478,655
Written Options (d) (Premiums $262)		(0.0%)	(136)

Other Assets and Liabilities (Net)		(23.6%)	(281,879)

Net Assets		100.0%	$1,196,640

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $1,414 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	03/2005	200	$(335)
U.S. Treasury 5-Year Note Long Futures	03/2005	177	105

			$(230)

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	356	$92	$83
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	33	13	17
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	389	157	36

				$262	$136

(e) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$597	$2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	110
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	9
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	789
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,877
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	733
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	3,000	20
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	3,500	24
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	3,000	12
Goldman Sachs & Co.	Federative Republic of Brazil 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	2,676
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	488
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,265
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	605
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	16
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	2,750	15
Merrill Lynch & Co., Inc.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	16.500%	01/16/2005	5,000	432
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	3,400	22
Merrill Lynch & Co., Inc.	Republic of Kazakhstan, 11.125% until 05/11/2007	Sell	0.700%	03/11/2005	1,300	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	786
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	75
Morgan Stanley Dean Witter &Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	3,000	12
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,790	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	20
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	3,100	94
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	71,500	749

						$16,853

(f) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Brazil	3.063	04/15/2006	$382	$383	$383

(g) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	2,673	01/2005	$103	$0	$103
Buy		5,772	02/2005	143	0	143
Sell		1,633	02/2005	0	(24)	(24)
Buy	CP	1,270,240	02/2005	168	0	168
Sell		169,624	02/2005	0	(16)	(16)
Buy	CY	23,884	09/2005	61	0	61
Sell	EC	46,291	01/2005	0	(788)	(788)
Buy	H$	6,841	01/2005	0	0	0
Buy	JY	787,404	01/2005	126	0	126
Buy	KW	1,161,000	01/2005	108	0	108
Buy		3,357,221	02/2005	191	0	191
Sell		2,722,371	02/2005	0	(140)	(140)
Buy	MP	21,008	02/2005	52	0	52
Buy	PN	6,321	02/2005	22	0	22
Sell		598	02/2005	0	(2)	(2)
Buy	PZ	6,274	02/2005	197	0	197
Sell		299	02/2005	0	(5)	(5)
Buy	RP	38,680	02/2005	33	0	33
Sell		36,936	02/2005	0	(13)	(13)
Buy		57,656	03/2005	10	0	10
Buy	RR	28,784	01/2005	34	0	34
Buy		52,906	02/2005	53	0	53
Sell		15,376	02/2005	0	(8)	(8)
Buy	S$	1,761	01/2005	26	0	26
Buy		3,101	02/2005	19	0	19
Sell		972	02/2005	0	(2)	(2)
Buy	SR	5,268	02/2005	75	0	75
Sell		2,019	02/2005	0	(14)	(14)
Buy	SV	86,687	02/2005	201	0	201
Sell		15,675	02/2005	0	(18)	(18)
Buy	T$	61,285	02/2005	61	0	61
Sell		6,144	02/2005	0	(2)	(2)

				$1,683	$(1,032)	$651

(h) The aggregate value of fair valued securities is $992, which is 0.08% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

High Yield Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 86.6%
Banking & Finance 9.5%
AES Red Oak LLC
8.540% due 11/30/2019		$962	$1,082
Arvin Capital I
9.500% due 02/01/2027		560	582
BCP Caylux Holdings Luxembourg SCA
9.625% due 06/15/2014		1,000	1,132
Bluewater Finance Ltd.
10.250% due 02/15/2012		900	988
Bombardier Capital, Inc.
7.090% due 03/30/2007 (d)		1,000	1,015
Borden US Finance Corp.
9.000% due 07/15/2014		100	111
Forest City Enterprises, Inc.
7.625% due 06/01/2015		575	612
JET Equipment Trust
10.000% due 06/15/2012 (b)		600	405
7.630% due 08/15/2012 (b)		403	278
JSG Funding PLC
9.625% due 10/01/2012		1,200	1,344
Kraton Polymers LLC
8.125% due 01/15/2014		475	498
La Quinta Properties, Inc.
7.000% due 08/15/2012		200	212
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		1,195	1,399
Refco Finance Holdings LLC
9.000% due 08/01/2012		350	385
Riggs Capital Trust II
8.875% due 03/15/2027		1,000	1,025
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,065	1,177
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		150	163
Targeted Return Index Securities Trust
7.956% due 08/01/2015 (a)		1,192	1,306
UGS Corp.
10.000% due 06/01/2012		515	588
Universal City Development Partners
11.750% due 04/01/2010		579	687
Ventas Capital Corp.
8.750% due 05/01/2009		1,025	1,154

			16,143

Industrials 58.7%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006		500	521
5.250% due 06/20/2008		100	98
7.750% due 06/15/2011		200	211
6.000% due 06/20/2013		1,025	983
8.850% due 08/01/2030		400	404
Aearo Co.
8.250% due 04/15/2012		475	492
AES Ironwood LLC
8.857% due 11/30/2025		168	192
Ahold Finance USA, Inc.
8.250% due 07/15/2010		750	853
Alderwoods Group, Inc.
7.750% due 09/15/2012		175	190
Allied Waste North America, Inc.
9.250% due 09/01/2012		1,300	1,414
7.875% due 04/15/2013		125	129
American Media Operations, Inc.
10.250% due 05/01/2009		950	1,006
American Towers, Inc.
7.250% due 12/01/2011		700	745
AmeriGas Partners LP
8.830% due 04/19/2010		1,163	1,396
ArvinMeritor, Inc.
6.625% due 06/15/2007		675	709
8.750% due 03/01/2012		160	186
Boise Cascade LLC
7.125% due 10/15/2014		75	80
Boyd Gaming Corp.
7.750% due 12/15/2012		400	438
Cablevision Systems Corp.
8.000% due 04/15/2012		150	161
Caesars Entertainment, Inc.
8.875% due 09/15/2008		28	32
7.875% due 03/15/2010		719	813
7.000% due 04/15/2013		1,010	1,119
CanWest Media, Inc.
10.625% due 05/15/2011		550	620
8.000% due 09/15/2012		948	1,021
CCO Holdings LLC
8.750% due 11/15/2013		1,635	1,696
Cenveo Corp.
9.625% due 03/15/2012		475	524
Chesapeake Energy Corp.
8.125% due 04/01/2011		128	139
7.500% due 06/15/2014		960	1,054
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		175	178
Commonwealth Brands, Inc.
9.750% due 04/15/2008		835	881
Community Health Systems, Inc.
10.000% due 03/13/2007 (k)		1,500	1,658
Continental Airlines, Inc.
7.056% due 09/15/2009		1,100	1,131
Crown Castle International Corp.
10.750% due 08/01/2011		690	752
Crown European Holdings S.A.
9.500% due 03/01/2011		890	1,019
10.875% due 03/01/2013		190	226
CSC Holdings, Inc.
7.250% due 07/15/2008		250	265
8.125% due 07/15/2009		350	385
8.125% due 08/15/2009		500	549
7.625% due 04/01/2011		525	568
6.750% due 04/15/2012		1,000	1,035
Delhaize America, Inc.
8.125% due 04/15/2011		750	878
Delta Air Lines, Inc.
7.379% due 05/18/2010		198	196
7.570% due 11/18/2010		300	296
Dex Media West LLC
8.500% due 08/15/2010		575	643
9.875% due 08/15/2013		650	752
DirecTV Holdings LLC
8.375% due 03/15/2013		840	946
Dresser, Inc.
9.375% due 04/15/2011		585	643
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		200	205
Dura Operating Corp.
8.625% due 04/15/2012		575	601
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		700	709
7.670% due 11/08/2016		900	866
El Paso CGP Co.
7.625% due 09/01/2008		400	420
7.750% due 10/15/2035		450	422
El Paso Corp.
7.875% due 06/15/2012		2,000	2,102
7.375% due 12/15/2012		750	763
Encore Acquisition Co.
6.250% due 04/15/2014		315	318
Equistar Chemicals LP
10.125% due 09/01/2008		225	260
8.750% due 02/15/2009		650	731
10.625% due 05/01/2011		315	367
Exco Resources, Inc.
7.250% due 01/15/2011		415	446
Ferrellgas Partners LP
6.990% due 08/01/2005 (d)		1,000	1,016
8.750% due 06/15/2012		300	328
Foundation PA Coal Co.
7.250% due 08/01/2014		75	80
Freescale Semiconductor, Inc.
4.820% due 07/15/2009 (a)		175	183
7.125% due 07/15/2014		100	109
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,300	1,456
Georgia-Pacific Corp.
8.000% due 01/15/2024		1,000	1,165
8.875% due 05/15/2031		1,200	1,506
Greif, Inc.
8.875% due 08/01/2012		835	933
Hanover Equipment Trust
8.500% due 09/01/2008		1,200	1,296
HCA, Inc.
5.500% due 12/01/2009		200	200
6.250% due 02/15/2013		25	25
6.750% due 07/15/2013		1,550	1,614
7.190% due 11/15/2015		300	315
HealthSouth Corp.
8.375% due 10/01/2011		175	182
7.625% due 06/01/2012		425	429
Horizon Lines LLC
9.000% due 11/01/2012		130	140
Host Marriott Corp.
7.875% due 08/01/2008		125	129
Host Marriott LP
9.250% due 10/01/2007		275	308
7.125% due 11/01/2013		600	644
IMC Global, Inc.
10.875% due 06/01/2008		14	17
Ingles Markets, Inc.
8.875% due 12/01/2011		625	672
Insight Midwest LP
10.500% due 11/01/2010		1,085	1,193
Invensys PLC
9.875% due 03/15/2011		415	448
ISP Chemco, Inc.
10.250% due 07/01/2011		800	908
ISP Holdings, Inc.
10.625% due 12/15/2009		250	278
Jefferson Smurfit Corp.
7.500% due 06/01/2013		300	322
Johnsondiversey, Inc.
9.625% due 05/15/2012		500	561
K2, Inc.
7.375% due 07/01/2014		75	82
Kappa Beheer BV
10.625% due 07/15/2009		1,000	1,065
Legrand Holding S.A.
10.500% due 02/15/2013		170	202
Legrand S.A.
8.500% due 02/15/2025		170	201
Lyondell Chemical Co.
9.875% due 05/01/2007		140	147
Mandalay Resort Group
6.375% due 12/15/2011		350	367
7.625% due 07/15/2013		1,500	1,650
MCI, Inc.
6.910% due 05/01/2007		300	308
6.688% due 05/01/2009		1,708	1,772
8.740% due 05/01/2014		500	539
Mediacom Broadband LLC
11.000% due 07/15/2013		790	853
MGM Mirage, Inc.
6.000% due 10/01/2009		375	386
8.375% due 02/01/2011		835	946
Nalco Co.
7.750% due 11/15/2011		725	787
Newpark Resources, Inc.
8.625% due 12/15/2007		855	870
North American Energy Partners, Inc.
8.750% due 12/01/2011		675	692
Northwest Airlines, Inc.
6.810% due 02/01/2020		276	259
Officemax, Inc.
7.000% due 11/01/2013		400	461
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		100	109
8.750% due 11/15/2012		1,175	1,331
8.250% due 05/15/2013		275	304
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		298	346
Peabody Energy Corp.
6.875% due 03/15/2013		1,450	1,577
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,075	1,177
Premcor Refining Group, Inc.
6.750% due 05/01/2014		150	160
Primedia, Inc.
7.670% due 05/15/2010 (a)		100	107
8.000% due 05/15/2013		430	445
Quebecor Media, Inc.
11.125% due 07/15/2011		585	671
Qwest Corp.
7.250% due 02/15/2011		785	809
9.125% due 03/15/2012		1,300	1,508
7.500% due 02/15/2014		425	431
Rogers Cable, Inc.
6.750% due 03/15/2015		100	103
Roundy’s, Inc.
8.875% due 06/15/2012		1,175	1,290
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		525	570
Safety-Kleen Services
9.250% due 06/01/2008 (b)		6,016	23
Seneca Gaming Corp.
7.250% due 05/01/2012		355	375
SESI LLC
8.875% due 05/15/2011		800	880
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		425	465
8.000% due 03/15/2012		200	214
Six Flags, Inc.
9.750% due 04/15/2013		435	444
SPX Corp.
9.400% due 06/14/2005 (k)		1,000	1,027
6.250% due 06/15/2011		500	530
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		750	861
Station Casinos, Inc.
6.000% due 04/01/2012		920	942
6.500% due 02/01/2014		125	129
Stone Container Finance
7.375% due 07/15/2014		700	749
Tenet Healthcare Corp.
6.375% due 12/01/2011		725	676
6.500% due 06/01/2012		800	744
7.375% due 02/01/2013		125	122
9.875% due 07/01/2014		250	274
Tenneco Automotive, Inc.
10.250% due 07/15/2013		690	818
8.625% due 11/15/2014		225	235
Time Warner Telecom LLC
9.750% due 07/15/2008		500	509
Time Warner Telecom, Inc.
10.125% due 02/01/2011		375	370
Toys “R” Us, Inc.
7.625% due 08/01/2011		400	400
7.875% due 04/15/2013		250	249
Triad Hospitals, Inc.
7.000% due 05/15/2012		125	132
7.000% due 11/15/2013		375	385
Trinity Industries, Inc.
6.500% due 03/15/2014		585	588
TRW Automotive, Inc.
9.375% due 02/15/2013		700	816
United Airlines, Inc.
7.730% due 07/01/2010 (b)		700	622
7.186% due 04/01/2011 (b)		589	535
7.783% due 01/01/2014 (b)		212	188
US Airways Group, Inc.
9.625% due 09/01/2024 (b)(k)		15	0
Vintage Petroleum, Inc.
7.875% due 05/15/2011		125	134
8.250% due 05/01/2012		640	709
Westlake Chemical Corp.
8.750% due 07/15/2011		406	461
Williams Cos., Inc.
7.625% due 07/15/2019		1,200	1,326
7.750% due 06/15/2031		600	632
8.750% due 03/15/2032		2,595	2,994
Wynn Las Vegas LLC
6.625% due 12/01/2014		450	448
Young Broadcasting, Inc.
8.500% due 12/15/2008		1,050	1,129

			99,554

Utilities 18.4%
AES Corp.
8.875% due 02/15/2011		750	861
8.750% due 05/15/2013		1,475	1,683
American Cellular Corp.
10.000% due 08/01/2011		1,075	927
AT&T Corp.
9.050% due 11/15/2011		1,375	1,590
9.750% due 11/15/2031		250	300
Cincinnati Bell, Inc.
7.250% due 07/15/2013		750	774
8.375% due 01/15/2014		415	422
Citizens Communications Co.
6.250% due 01/15/2013		400	405
CMS Energy Corp.
8.900% due 07/15/2008		600	665
7.500% due 01/15/2009		425	455
8.500% due 04/15/2011		1,350	1,541
Homer City Funding LLC
8.734% due 10/01/2026		400	467
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		835	939
Midwest Generation LLC
8.560% due 01/02/2016		1,700	1,913
8.750% due 05/01/2034		625	713
MSW Energy Holdings LLC
7.375% due 09/01/2010		415	438
Nevada Power Co.
5.875% due 01/15/2015		80	81
Nextel Communications, Inc.
9.500% due 02/01/2011		32	36
6.875% due 10/31/2013		560	610
5.950% due 03/15/2014		1,125	1,170
7.375% due 08/01/2015		700	774
Northwestern Bell Telephone
6.250% due 01/01/2007		710	740
NorthWestern Corp.
5.875% due 11/01/2014		800	822
NRG Energy, Inc.
8.000% due 12/15/2013		1,175	1,287
PSEG Energy Holdings LLC
8.625% due 02/15/2008		200	221
10.000% due 10/01/2009		200	238
8.500% due 06/15/2011		1,320	1,513
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,125	2,093
Qwest Services Corp.
14.000% due 12/15/2010		500	604
Reliant Energy, Inc.
9.250% due 07/15/2010		325	364
9.500% due 07/15/2013		675	770
6.750% due 12/15/2014		375	375
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		50	53
8.000% due 12/15/2012		275	292
6.375% due 03/01/2014		410	408
7.500% due 03/15/2015		175	186
Rural Cellular Corp.
8.250% due 03/15/2012		365	388
South Point Energy
8.400% due 05/30/2012		587	561
TECO Energy, Inc.
7.500% due 06/15/2010		700	776
Texas Genco LLC
6.875% due 12/15/2014		300	312
Triton PCS, Inc.
8.500% due 06/01/2013		335	325
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (d)(k)		1,851	2,013

			31,105

Total Corporate Bonds & Notes (Cost $137,570)			146,802

MORTGAGE-BACKED SECURITIES 0.6%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,210	1,114

Total Mortgage-Backed Securities (Cost $794)			1,114

ASSET-BACKED SECURITIES 3.9%
Bombardier Recreational Products, Inc.
4.460% due 12/17/2010		693	704
4.820% due 12/17/2010		4	4
4.460% due 12/18/2010		297	302
4.970% due 12/18/2010		2	2
El Paso Corp.
5.083% due 11/22/2009 (a)		375	378
5.188% due 11/22/2009 (a)		625	631
General Growth Properties
5.000% due 11/12/2007 (a)		1,000	1,001
4.530% due 11/12/2008 (a)		500	502
Headwaters, Inc.
5.330% due 04/30/2011 (a)		958	971
PanAmSat Corp.
4.910% due 08/20/2009 (a)		324	326
4.910% due 08/20/2009 (a)		676	679
Qwest Corp.
6.500% due 06/30/2007 (a)		1,000	1,044

Total Asset-Backed Securities (Cost $6,504)			6,544

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.7%
El Paso Corp.
5.750% due 03/14/2006	EC	1,900	2,654
Lighthouse International Co. S.A.
8.000% due 04/30/2014		815	1,146
Telenet Communications NV
9.000% due 12/15/2013		500	761

Total Foreign Currency-Denominated Issues (Cost $3,285)			4,561

		Shares
COMMON STOCKS 0.1%
Dobson Communications Corp. (c)		62,536	108

Total Common Stocks (Cost $412)			108

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		4,000	228

Total Preferred Stock (Cost $200)			228

CONVERTIBLE PREFERRED STOCK 0.4%
Dobson Communications Corp.
6.000% due 08/19/2016		1,600	104
Fannie Mae
5.375% due 12/31/2049		5	530

Total Convertible Preferred Stock (Cost $767)			634

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.5%
Industrials 0.5%
Dimon, Inc.
6.250% due 03/31/2007 (k)		$950	932

Total Convertible Bonds & Notes (Cost $880)			932

SHORT-TERM INSTRUMENTS 3.6%
Commercial Paper 2.9%
BP Amoco Capital PLC
2.100% due 01/03/2005		2,200	2,201
Pfizer, Inc.
2.330% due 03/03/2005		400	398
Skandinaviska Enskilda Banken AB
2.120% due 02/04/2005		2,000	1,996
UBS Finance, Inc.
2.030% due 02/22/2005		300	299

			4,894

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005		411	411
(Dated 12/31/2004. Collateralized by Federal Home Loan Bank 1.500% due 05/13/2005 valued at $424. Repurchase proceeds are $411.)

U.S. Treasury Bills 0.5%
2.196% due 03/17/2005 (e)(f)		840	836

Total Short-Term Instruments (Cost $6,141)			6,141

Total Investments (Cost $156,553)		98.5%	$167,064
Written Options (g) (Premiums $651)		(0.4%)	(615)

Other Assets and Liabilities (Net)		1.9%	3,141

Net Assets		100.0%	$169,590

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Non-income producing security.

(d) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	08/11/2003	$1,006	$1,015	0.60%
Ferrellgas Partners LP	6.990%	04/30/2002	$994	$1,016	0.60%
Wilmington Trust Co. - Tucson Electric	10.732%	12/08/2000	$1,971	$2,013	1.19%

			$3,971	$4,044	2.38%

(e) Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $90 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	36	$(40)

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	3,800	$90	$157
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	31,800	429	0
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	6,400	132	458

						$651	$615

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(h) Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(i) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$1,000	$(5)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	1
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	11
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	10
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	10
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	9
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	18
Goldman Sachs & Co.	EchoStar DBS Corp. 5.750% due 10/01/2008	Sell	0.850%	12/20/2005	1,000	2
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	(6)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	12
J.P. Morgan Chase & Co.	EchoStar DBS Corp. 5.750% due 10/01/2008	Sell	1.100%	12/20/2007	1,000	(1)
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	28
J.P. Morgan Chase & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	1,000	4
J.P. Morgan Chase & Co.	Nextel Communications, Inc. 5.950% due 03/15/2014	Sell	0.950%	12/20/2007	1,000	18
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	1,000	(1)

						$109

(j) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	3,326	01/2005	$0	$(58)	$(58)

(k) The aggregate value of fair valued securities is $5,630, which is 3.32% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

International Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
Crusade Global Trust
2.606% due 05/15/2021 (a)		$2,615	$2,616
Medallion Trust
2.290% due 07/12/2031 (a)		2,812	2,799
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		157	157

Total Australia (Cost $5,643)			5,572

CAYMAN ISLANDS (g) 0.4%
AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	868,000	8,476
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		$3,700	3,723
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	70,532	693

Total Cayman Islands (Cost $12,555)			12,892

CROATIA (g) 0.1%
Republic of Croatia
7.000% due 03/28/2005	EC	1,840	2,527
2.813% due 07/31/2006 (a)		$275	275
2.813% due 07/31/2010 (a)		1,636	1,636

Total Croatia (Cost $3,665)			4,438

FRANCE (g) 7.5%
Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,477
Republic of France
5.250% due 04/25/2008		106,000	155,130
3.000% due 07/12/2008		24,000	32,834
4.000% due 04/25/2014		50,000	69,944

Total France (Cost $228,320)			260,385

GERMANY (g) 14.1%
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	268,600	364,797
Republic of Germany
5.000% due 02/17/2006		3,800	5,318
6.000% due 01/04/2007		9,900	14,364
4.500% due 07/04/2009		36,900	53,319
5.000% due 07/04/2012		12,000	18,003
4.500% due 01/04/2013		2,400	3,487
5.625% due 01/04/2028		2,650	4,335
6.250% due 01/04/2030		14,900	26,397

Total Germany (Cost $461,443)			490,020

IRELAND (g) 0.1%
Fennica PLC
2.471% due 05/20/2054 (a)	EC	2,300	3,130

Total Ireland (Cost $1,964)			3,130

ITALY (g) 4.7%
Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	12,050	16,417
First Italian Auto Transaction
2.429% due 07/01/2008 (a)(e)		1,918	2,556
Republic of Italy
5.000% due 05/01/2008		100,000	145,444

Total Italy (Cost $154,729)			164,417

MEXICO 0.0%
United Mexican States
8.300% due 08/15/2031		$900	1,057

Total Mexico (Cost $835)			1,057

NEW ZEALAND (g) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	9,417	8,813

Total New Zealand (Cost $4,842)			8,813

SPAIN (g) 0.3%
Hipotebansa Mortgage Securitization Fund
2.148% due 01/18/2018 (a)(e)	EC	1,838	2,477
2.310% due 07/18/2022 (a)(e)		5,639	7,576

Total Spain (Cost $6,680)			10,053

SUPRANATIONAL (g) 0.1%
European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,559

Total Supranational (Cost $3,309)			4,559

TUNISIA (g) 0.1%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	1,800	2,826
7.375% due 04/25/2012		$500	574

Total Tunisia (Cost $2,328)			3,400

UNITED KINGDOM (g) 1.4%
Bauhaus Securities Ltd.
2.466% due 10/30/2052 (a)	EC	10,752	14,629
Haus Ltd.
2.401% due 12/14/2037 (a)		16,018	21,695
Lloyds TSB Capital I
7.375% due 02/07/2049		5,250	8,618
Ocwen Mortgage Loan Trust
2.651% due 12/15/2031 (a)		773	1,042
Originated Mortgage Loans PLC
5.277% due 04/15/2032 (a)(e)	BP	413	784
RMAC
5.350% due 09/12/2041		147	278
United Kingdom Gilt
8.500% due 12/07/2005		2,600	5,178

Total United Kingdom (Cost $34,387)			52,224

UNITED STATES (g) 1.1%
Asset-Backed Securities 0.0%
Advanta Mortgage Loan Trust
2.556% due 11/25/2029 (a)		$57	57
Amortizing Residential Collateral Trust
2.441% due 09/25/2030 (a)		4	4
Argent Securities, Inc.
2.431% due 03/25/2034 (a)		813	813
Conseco Finance Corp.
2.470% due 10/15/2031 (a)		47	47
Merrill Lynch Mortgage Investors, Inc.
2.480% due 03/15/2025 (a)		53	53
Providian Home Equity Loan Trust
2.470% due 06/25/2025 (a)		19	19

			993

Corporate Bonds & Notes 0.4%
Ford Motor Credit Co.
3.000% due 06/30/2005 (a)		2,800	2,799
Kroger Co.
5.500% due 02/01/2013		100	105
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	9,879

			12,783

Mortgage-Backed Securities 0.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)		$33	33
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		646	658
Washington Mutual Mortgage Securities Corp.
3.614% due 01/25/2041 (a)		810	814
3.095% due 12/25/2040 (a)		329	329

			1,834

U.S. Government Agencies 0.7%
Fannie Mae
6.000% due 12/01/2033		21	22
6.500% due 05/01/2028 - 11/01/2034 (c)		1,303	1,368
7.000% due 01/01/2005 - 09/25/2023 (c)		218	235
8.800% due 01/25/2019		314	341
Freddie Mac
6.500% due 07/15/2028		5,800	6,038
Government National Mortgage Association
3.375% due 03/20/2022 - 06/20/2030 (a)(c)		9,019	9,183
3.750% due 08/20/2022 - 09/20/2026 (a)(c)		1,250	1,266
4.625% due 11/20/2022 - 11/20/2024 (a)(c)		1,941	1,984
4.750% due 09/20/2025 (a)		205	208
7.500% due 09/15/2025 - 12/15/2030 (c)		3,828	4,073
8.500% due 07/15/2008 - 07/15/2030 (c)		103	111

			24,829

Total United States (Cost $39,579)			40,439

SHORT-TERM INSTRUMENTS (g) 68.8%
Certificates of Deposit 12.5%
Bank of America, N.A.
1.995% due 01/18/2005		$1,100	1,100
2.050% due 01/26/2005		2,200	2,200
2.000% due 02/01/2005		69,400	69,400
2.110% due 02/02/2005		6,200	6,200
2.030% due 02/04/2005		700	700
2.150% due 02/10/2005		50,000	50,000
Citibank, N.A.
2.275% due 02/18/2005		19,600	19,600
2.465% due 03/29/2005		10,000	10,000
Dexia Bank New York
2.050% due 01/26/2005		27,300	27,300
HSBC Bank USA
2.335% due 03/23/2005		89,500	89,500
Nordea Bank Finland PLC
2.355% due 03/07/2005		72,500	72,405
Wells Fargo Bank, N.A.
2.430% due 01/05/2005		75,200	75,159
2.030% due 01/11/2005		8,600	8,600
2.040% due 01/18/2005		2,900	2,900

			435,064

Commercial Paper 24.5%
Danske Corp.
1.940% due 01/31/2005		15,600	15,576
Fannie Mae
2.035% due 02/04/2005		12,000	11,978
2.210% due 02/16/2005		17,000	16,954
2.130% due 03/03/2005		25,400	25,311
2.390% due 03/16/2005		59,300	59,015
2.490% due 05/04/2005		26,400	26,181
2.515% due 05/19/2005		62,300	61,714
Federal Home Loan Bank
2.100% due 01/03/2005		75,100	75,100
2.169% due 02/09/2005		150,000	149,666
Freddie Mac
2.190% due 02/15/2005		74,400	74,205
2.255% due 02/22/2005		35,300	35,190
2.100% due 03/01/2005		8,700	8,668
2.200% due 03/08/2005		2,200	2,191
2.220% due 03/11/2005		95,800	95,372
2.260% due 03/14/2005		45,100	44,889
2.232% due 03/15/2005		7,700	7,663
2.380% due 03/31/2005		15,100	15,012
GlaxoSmithKline PLC
2.150% due 01/13/2005		60,000	59,964
Oesterreichische
2.170% due 01/14/2005		54,000	53,964
UBS Finance, Inc.
1.940% due 01/25/2005		16,400	16,381

			854,994

Repurchase Agreements 20.1%
UBS Securities LLC
1.600% due 01/03/2005		700,000	700,000
(Dated 12/31/2004. Collateralized by U.S. Treasury Bonds 10.625% due 08/15/2015 valued at $715,490. Repurchase proceeds are $700,093.)
State Street Bank
1.900% due 01/03/2005		1,333	1,333
(Dated 12/31/2004. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,362. Repurchase proceeds are $1,333.)

			701,333

U.S. Treasury Bills 3.0%
2.184% due 03/03/2005-03/17/2005 (c)(d)(e)		105,225	104,713

French Treasury Bills 4.0%
0.000% due 01/20/2005-02/10/2005 (c)	EC	102,800	139,324

German Treasury Bill 0.8%
0.000% due 04/20/2005		20,000	26,987

Spanish Treasury Bill 3.9%
0.000% due 02/18/2005		100,000	135,609

Total Short-Term Instruments (Cost $2,376,391)			2,398,024

Total Investments (Cost $3,336,670)		99.2%	$3,459,423

Other Assets and Liabilities (Net)		0.8%	26,825

Net Assets		100.0%	$3,486,248

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $74,434 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $14,414 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl 5-Year Note Long Futures	03/2005	925	$246
Euro-Bund 10-Year Note Long Futures	03/2005	3,648	(2,606)
Government of Japan 10-Year Note Long Futures	03/2005	537	2,336
U.S. Treasury 10-Year Note Long Futures	03/2005	291	316

			$292

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	4.000%	03/17/2005	BP	166,800	$(924)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		377,100	(15,358)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		98,700	(3,402)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		26,640	(126)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,500	(270)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		75,675	(3,396)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		25,000	(1,018)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		148,800	(7,087)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		33,500	(437)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.500%	03/15/2016		71,700	(2,361)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		4,700	(184)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	20,000	1,045
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		555,000	16,176
Citibank N.A.	6-month EC-LIBOR	Receive	4.250%	06/17/2012		421,600	(31,549)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,400	218
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		113,000	3,763
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		85,000	2,835
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		198,700	9,922
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		96,150	7,461
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		542,700	41,546
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(1,929)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		95,000	3,142
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		411,000	19,721
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	5.600%	03/15/2016		453,110	21,494
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		375,000	15,554
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		28,800	2,328
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	922,000	(5,583)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006		196,000	(1,537)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	2.000%	02/15/2006		1,220,000	(2,625)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006		1,020,100	(6,750)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		165,000	(1,728)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(3,340)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		30,000,000	(11,319)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(6,888)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(3,956)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	518,600	2,923
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		526,800	3,105
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		512,100	2,890
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	36
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		10,400	(252)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		25,200	1,370
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.790%	02/15/2006		11,600	(631)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	1,475
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		30,000	(106)

							$44,249

(g) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	34,070	01/2005	$69	$(153)	$(84)
Sell		9,151	01/2005	198	0	198
Buy	C$	5,854	01/2005	108	0	108
Buy	EC	62,218	01/2005	1,384	(1)	1,383
Sell		1,021,987	01/2005	1	(18,158)	(18,157)
Buy	H$	45,398	01/2005	3	0	3
Sell		2,521	03/2005	0	0	0
Buy	JY	130,400,574	01/2005	48,711	0	48,711
Sell		59,254,360	01/2005	0	(807)	(807)
Sell	N$	11,347	02/2005	0	(151)	(151)
Sell	SF	4,022	03/2005	0	(7)	(7)

				$50,474	$(19,277)	$31,197

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 94.6%
Banking & Finance 34.8%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,091
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,559
American International Group, Inc.
2.875% due 05/15/2008	1,000	970
Archstone-Smith Trust
7.900% due 02/15/2016	75	88
Atlas Reinsurance II PLC
4.415% due 01/07/2005 (a)	1,850	1,851
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	162
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	406
Barnett Capital II
7.950% due 12/01/2026	750	816
Beaver Valley Funding Corp.
8.625% due 06/01/2007	386	410
9.000% due 06/01/2017	1,488	1,763
BVPS II Funding Corp.
8.330% due 12/01/2007	3,007	3,309
8.890% due 06/01/2017	1,500	1,812
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	7,071
CIT Group, Inc.
2.740% due 09/20/2007 (a)	3,535	3,538
5.500% due 11/30/2007	860	901
7.750% due 04/02/2012	240	285
Citigroup Capital II
7.750% due 12/01/2036	750	816
Citigroup, Inc.
5.625% due 08/27/2012	190	203
Countrywide Home Loans, Inc.
3.220% due 11/04/2005 (a)(i)	3,000	3,031
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	10,000	10,234
Ford Motor Credit Co.
7.500% due 03/15/2005	7,500	7,564
2.307% due 04/28/2005 (a)	2,700	2,697
6.750% due 05/15/2005	1,000	1,013
3.000% due 06/30/2005 (a)	5,000	4,998
2.510% due 07/18/2005 (a)	23,000	22,987
7.600% due 08/01/2005	13,000	13,305
6.125% due 01/09/2006	50	51
7.375% due 02/01/2011	9,300	10,035
General Motors Acceptance Corp.
4.438% due 03/04/2005 (a)	1,800	1,804
4.230% due 05/19/2005 (a)	10,000	10,048
3.329% due 10/20/2005 (a)	12,000	12,047
3.185% due 05/18/2006 (a)	20,000	19,915
6.125% due 08/28/2007	1,600	1,648
4.900% due 07/15/2008	50	49
7.750% due 01/19/2010	150	161
8.000% due 11/01/2031	200	206
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	1,500	1,566
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	2,000	2,009
6.125% due 02/15/2033	502	523
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,522
7.000% due 05/15/2012	4,135	4,729
HSBC Capital Funding LP
4.610% due 12/13/2049 (a)	22,000	21,291
KFW International Finance, Inc.
5.750% due 01/15/2008	70	74
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,481
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,578
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	170	175
4.750% due 04/01/2014	10,000	9,762
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	991
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,739	1,821
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	2,034
7.875% due 02/01/2009	32,550	36,651
7.375% due 12/15/2014	29,920	33,331
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	1,011
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,445
6.500% due 11/15/2018	8,000	6,680
RBS Capital Trust I
5.512% due 09/29/2049	4,500	4,609
Royal Bank of Scotland PLC
5.000% due 11/12/2013	4,500	4,574
9.118% due 03/31/2049	8,470	10,328
Societe Generale
2.705% due 10/29/2049 (a)	1,000	995
Targeted Return Index Securities Trust
7.697% due 01/15/2032	2,520	3,133
Tiers Trust
8.125% due 09/15/2017 (i)	810	1,122
UFJ Finance Aruba AEC
6.750% due 07/15/2013	27,572	30,776
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	4,230	4,229

		363,284

Industrials 41.0%
Altria Group, Inc.
7.000% due 07/15/2005	15,700	15,945
American Airlines, Inc.
3.150% due 09/23/2007 (a)	238	239
AOL Time Warner, Inc.
5.625% due 05/01/2005	11,250	11,355
6.125% due 04/15/2006	11,100	11,497
6.750% due 04/15/2011	562	633
6.875% due 05/01/2012	2,440	2,783
AT&T Broadband Corp.
9.455% due 11/15/2022	350	485
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	358
6.875% due 11/15/2011	4,951	5,580
Centex Corp.
7.500% due 01/15/2012	70	81
Clorox Co.
2.544% due 12/14/2007 (a)	1,400	1,400
Columbia Energy Group
6.800% due 11/28/2005	1,000	1,031
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	413
6.750% due 01/30/2011	3,476	3,908
Comcast Corp.
5.300% due 01/15/2014	5,000	5,166
ConocoPhillips
4.750% due 10/15/2012	70	72
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,336
7.056% due 09/15/2009	5,000	5,140
6.545% due 08/02/2020	25	25
Cox Communications, Inc.
7.750% due 08/15/2006	700	745
3.040% due 12/14/2007	2,700	2,707
7.750% due 11/01/2010	100	115
7.125% due 10/01/2012	100	112
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	76
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)	7,200	7,234
7.000% due 11/28/2005	50	52
2.960% due 05/24/2006 (a)	8,000	8,043
4.050% due 06/04/2008	440	439
8.000% due 06/15/2010	270	312
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	11,005
Domtar, Inc.
7.875% due 10/15/2011	70	81
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,780	6,960
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,476
7.750% due 06/15/2010	18,533	19,460
6.950% due 06/01/2028	8,730	7,704
El Paso Corp.
6.750% due 05/15/2009	6,400	6,528
8.050% due 10/15/2030	11,200	10,892
7.800% due 08/01/2031	70,075	67,622
7.750% due 01/15/2032	36,275	34,915
Enterprise Products Operating LP
6.650% due 10/15/2034	2,000	2,075
General Motors Corp.
7.200% due 01/15/2011	1,800	1,848
8.250% due 07/15/2023	225	235
8.375% due 07/15/2033	100	104
Hertz Corp.
8.250% due 06/01/2005	600	611
Hilton Hotels Corp.
7.625% due 05/15/2008	220	244
HJ Heinz Co.
6.189% due 12/01/2020 (i)	2,000	2,077
International Paper Co.
4.250% due 01/15/2009	1,800	1,808
6.750% due 09/01/2011	280	314
Jones Intercable, Inc.
7.625% due 04/15/2008	5,982	6,624
Kern River Funding Corp.
4.893% due 04/30/2018	15,405	15,469
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	121
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (h)(i)	784	795
MeadWestvaco Corp.
6.850% due 04/01/2012	290	328
Norfolk Southern Corp.
7.800% due 05/15/2027	80	101
Northwest Airlines Corp.
7.575% due 09/01/2020	312	322
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,815
Petroleos Mexicanos
9.375% due 12/02/2008	11,825	13,918
9.250% due 03/30/2018	5,900	7,331
Qwest Corp.
9.125% due 03/15/2012	6,000	6,960
6.875% due 09/15/2033	9,880	9,139
Raytheon Co.
6.500% due 07/15/2005	19	19
6.150% due 11/01/2008	148	159
Rowan Cos., Inc.
5.880% due 03/15/2012	2,184	2,324
Sonat, Inc.
6.750% due 10/01/2007	3,940	4,162
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,437	1,561
6.664% due 09/15/2013	3,376	3,743
TCI Communications, Inc.
7.250% due 08/01/2005	250	256
Time Warner, Inc.
7.750% due 06/15/2005	900	917
8.110% due 08/15/2006	1,200	1,288
Tyco International Group S.A.
6.375% due 06/15/2005	17,200	17,453
United Airlines, Inc.
11.080% due 03/26/2010 (h)(i)	13,635	2,374
7.730% due 07/01/2010 (c)	19,145	17,028
8.390% due 01/21/2011 (c)	4,033	1,836
11.080% due 03/26/2011 (h)(i)	2,835	510
7.186% due 04/01/2011 (c)	687	625
6.071% due 03/01/2013 (c)	3,317	3,019
6.602% due 09/01/2013 (c)	4,245	3,994
10.020% due 03/22/2014 (c)	1,000	385
10.850% due 02/19/2015 (c)	1,000	395
10.125% due 03/22/2015 (c)	2,300	1,161
2.020% due 03/02/2049 (c)	8,601	7,340
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,518
USX Corp.
6.850% due 03/01/2008	1,520	1,655
Waste Management, Inc.
7.000% due 10/15/2006	1,600	1,695
6.875% due 05/15/2009	1,300	1,442
7.375% due 08/01/2010	90	103
7.650% due 03/15/2011	467	535
Weyerhaeuser Co.
6.750% due 03/15/2012	200	226

		426,887

Utilities 18.8%
AEP Texas Central Co.
3.000% due 02/15/2005	1,200	1,201
3.540% due 02/15/2005 (a)	3,500	3,500
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,087
7.875% due 03/01/2011	557	657
BellSouth Corp.
4.119% due 04/26/2005 (a)	3,500	3,514
British Telecom PLC
8.375% due 12/15/2010	350	421
Carolina Power & Light Co.
6.800% due 08/15/2007	156	168
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	3,400	3,490
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,226
Cingular Wireless LLC
6.500% due 12/15/2011	450	502
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	13,077
Columbus Southern Power Co.
6.600% due 03/01/2033	720	808
Dayton Power & Light Co.
5.125% due 10/01/2013	5,567	5,698
Dominion Resources, Inc.
7.625% due 07/15/2005	13,216	13,532
3.000% due 05/15/2006 (a)	3,000	3,008
DTE Energy Co.
6.450% due 06/01/2006	325	338
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,307
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,401
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,255
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,602
France Telecom S.A.
7.950% due 03/01/2006	5,700	5,987
8.500% due 03/01/2011	4,532	5,413
Georgia Power Co.
4.875% due 07/15/2007	250	257
GPU, Inc.
7.700% due 12/01/2005	175	181
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	1,750	1,918
7.520% due 09/15/2008	350	389
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	1,030	1,049
7.750% due 05/15/2006	70	74
7.750% due 10/01/2008	70	79
Nisource Finance Corp.
7.625% due 11/15/2005	11,690	12,118
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,799
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	6,875	6,881
Pepco Holdings, Inc.
6.450% due 08/15/2012	1,000	1,107
PNPP II Funding Corp.
8.510% due 11/30/2006	168	175
9.120% due 05/30/2016	1,542	1,817
Potomac Electric Power Co.
6.250% due 10/15/2007	960	1,023
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,265
Progress Energy, Inc.
7.100% due 03/01/2011	400	450
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,464
6.950% due 06/01/2012	391	441
Public Service Co. of Colorado
7.875% due 10/01/2012	10,497	12,735
SBC Communications, Inc.
4.206% due 06/05/2021	5,100	5,130
South Carolina Electric & Gas
7.625% due 04/01/2025	115	119
Southern California Edison Co.
2.350% due 01/13/2006 (a)	2,700	2,710
Sprint Capital Corp.
7.125% due 01/30/2006	720	749
6.000% due 01/15/2007	23,510	24,617
6.125% due 11/15/2008	10,000	10,734
System Energy Resources, Inc.
5.129% due 01/15/2014	3,300	3,309
Tampa Electric Co.
6.875% due 06/15/2012	2,700	3,049
TXU Energy Co. LLC
2.838% due 01/17/2006 (a)	600	602
United Telecom, Inc.
6.890% due 07/01/2008 (h)(i)	1,000	1,039
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	927
5.375% due 02/01/2007	220	228
Vodafone Group PLC
7.750% due 02/15/2010	70	81

		195,712

Total Corporate Bonds & Notes (Cost $965,444)		985,883

U.S. GOVERNMENT AGENCIES 0.1%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030 (d)	566	619

Total U.S. Government Agencies (Cost $585)		619

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Security (b)(e)
3.375% due 01/15/2007	602	638

Total U.S. Treasury Obligations (Cost $606)		638

MORTGAGE-BACKED SECURITIES 0.3%
Structured Asset Securities Corp.
2.720% due 10/25/2027 (a)	3,175	3,178

Total Mortgage-Backed Securities (Cost $3,175)		3,178

ASSET-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	2,357	2,400

Total Asset-Backed Securities (Cost $2,089)		2,400

	Shares
COMMON STOCKS 0.1%
Energy 0.1%
Devon Energy Corp.	33,898	1,319

Total Common Stocks (Cost $863)		1,319

CONVERTIBLE PREFERRED STOCK 1.7%
General Motors Corp.
6.250% due 07/15/2033	640,000	17,063

Total Convertible Preferred Stock (Cost $16,000)		17,063

PREFERRED SECURITY 0.0%
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	267

Total Preferred Security (Cost $231)		267

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.3%
Commercial Paper 0.6%
Fannie Mae
2.248% due 03/02/2005	$400	398
2.319% due 03/09/2005	200	199
2.230% due 03/15/2005	1,900	1,891
2.474% due 03/30/2005	1,900	1,888
Freddie Mac
2.260% due 03/14/2005	600	597
Rabobank USA Financial Corp.
2.170% due 01/03/2005	1,300	1,300

		6,273

Repurchase Agreement 0.5%
State Street Bank
1.900% due 01/03/2005	5,281	5,281
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $5,388. Repurchase proceeds are $5,282.)

U.S. Treasury Bills 0.2%
2.200% due 03/03/2005-03/17/2005 (d)(e)	2,290	2,279

Total Short-Term Instruments (Cost $13,837)		13,833

Total Investments (Cost $1,002,830)	98.4%	$1,025,200
Written Options (g) (Premiums $431)	(0.0%)	(218)

Other Assets and Liabilities (Net)	1.6%	17,378

Net Assets	100.0%	$1,042,360

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Security is in default.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $2,917 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Long Futures	12/2005	1,000	$(500)
U.S. Treasury 10-Year Note Long Futures	03/2005	96	71
U.S. Treasury 30-Year Bond Short Futures	03/2005	279	(134)

			$(563)

(f) Swap agreements outstanding at December 31, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	0.855%	03/20/2005	$6,000	$7
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.250%	03/20/2007	5,000	(5)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	85
Citibank N.A.	Dow Jones CDX N.A. HY3 Index	Sell	0.500%	03/20/2010	7,400	33
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	40,000	442
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	2,500	665
J.P. Morgan Chase & Co.	El Paso Corp. 7.000% due 05/15/2011	Buy	2.400%	05/01/2005	25,000	(232)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.030%	03/20/2006	50,000	(14)
Lehman Brothers, Inc.	AOL Time Warner, Inc. 0.000% convertible until 12/06/2019	Sell	1.560%	01/06/2005	5,000	260
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM2 Index	Buy	0.250%	03/20/2007	7,400	(15)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	5,000	22
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	48

						$1,296

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$115.000	02/18/2005	354	$132	$38
Call - CBOT U.S. Treasury Note March Futures	113.000	02/18/2005	200	84	100
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	200	84	19
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	354	131	61

				$431	$218

(h) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	3/28/2003	$858	$795	0.08%
United Airlines, Inc.	11.080%	03/26/2010-03/26/2011	3/21/2000	17,124	2,884	0.28
United Telecom, Inc.	6.890%	07/01/2008	6/25/2003	1,086	1,039	0.10

				$19,068	$4,718	0.46%

(i) The aggregate value of fair valued securities is $10,947, which is 1.05% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Mortgage Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Morgan Stanley Dean Witter Capital I, Inc.
1.740% due 04/15/2016 (a)	$4,007	$4,016

Industrials 0.0%
Delta Air Lines, Inc.
7.379% due 05/18/2010	1,219	1,205

Total Corporate Bonds & Notes (Cost $5,226)		5,221

MUNICIPAL BONDS & NOTES 0.1%
Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,371
Louisiana Housing Finance Agency Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 2000
7.330% due 12/01/2030	300	320
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	2,560	2,697

Total Municipal Bonds & Notes (Cost $3,659)		4,388

U.S. GOVERNMENT AGENCIES 77.8%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (b)(e)	378	362
2.060% due 08/01/2008 (a)(k)	9,982	9,999
2.067% due 08/01/2008 (a)	6,933	6,950
2.615% due 06/01/2023 (a)	99	100
2.810% due 04/18/2028 (a)	228	229
2.817% due 06/25/2029 - 06/25/2032 (a)(e)	8,100	8,120
2.860% due 10/18/2030 (a)	288	290
2.867% due 12/25/2029 (a)	5	5
2.917% due 06/25/2030 (a)	1,709	1,722
2.938% due 09/18/2027 (a)	737	743
2.995% due 09/01/2040 - 12/01/2040 (a)(e)	1,364	1,396
3.021% due 05/01/2019 (a)	497	503
3.025% due 09/01/2017 (a)	571	573
3.066% due 11/01/2019 - 11/01/2020 (a)(e)	44	44
3.067% due 09/25/2023 (a)	357	362
3.073% due 04/01/2019 (a)	171	173
3.087% due 06/25/2022 (a)	3	3
3.120% due 03/01/2017 - 02/01/2018 (a)(e)	30	31
3.125% due 06/01/2017 - 09/01/2026 (a)(e)	152	153
3.127% due 03/01/2018 (a)	24	24
3.169% due 07/01/2027 (a)	93	93
3.170% due 07/01/2017 (a)	10	10
3.180% due 11/01/2017 (a)	13	13
3.181% due 10/01/2016 - 10/01/2031 (a)(e)	411	415
3.310% due 03/01/2025 (a)	70	72
3.325% due 04/01/2025 (a)	88	90
3.337% due 04/25/2021 (a)	7	7
3.344% due 02/01/2015 (a)	149	150
3.367% due 02/01/2026 (a)	33	33
3.375% due 12/01/2021 - 08/01/2023 (a)(e)	113	114
3.411% due 04/01/2030 (a)	505	518
3.414% due 04/01/2030 (a)	93	96
3.422% due 10/01/2028 (a)	332	338
3.440% due 04/01/2024 (a)	1	1
3.460% due 05/01/2028 (a)	30	31
3.468% due 03/01/2024 (a)	63	65
3.500% due 11/01/2015 - 07/01/2026 (a)(e)	114	115
3.501% due 02/01/2017 (a)	533	538
3.537% due 05/25/2023	233	239
3.539% due 08/01/2026 (a)	79	79
3.554% due 06/01/2019 (a)	21	22
3.558% due 09/01/2027 (a)	12	13
3.566% due 11/01/2017 (a)	21	21
3.574% due 04/01/2032 (a)	79	82
3.610% due 03/01/2026 (a)	78	79
3.660% due 08/01/2029 (a)	197	199
3.665% due 11/01/2025 (a)	255	262
3.678% due 11/01/2025 (a)	330	342
3.685% due 12/01/2017 (a)	308	310
3.689% due 04/01/2022 (a)	299	304
3.706% due 05/01/2036 (a)	9,315	9,425
3.730% due 10/01/2016 (a)	108	108
3.750% due 12/01/2023 (a)	269	278
3.754% due 05/01/2029 (a)	189	197
3.767% due 07/01/2024 (a)	81	85
3.801% due 01/01/2027 (a)	172	177
3.814% due 05/01/2027 (a)	589	613
3.830% due 09/01/2023 (a)	191	198
3.836% due 12/01/2026 (a)	29	30
3.909% due 05/01/2026 (a)	84	87
3.916% due 02/01/2027 (a)	302	314
3.965% due 06/01/2029 (a)	48	48
3.974% due 05/01/2036 (a)	85	86
4.000% due 02/25/2009	27	27
4.019% due 11/01/2031 (a)	284	285
4.063% due 01/01/2026 (a)	56	57
4.073% due 02/01/2025 (a)	209	214
4.075% due 11/01/2026 (a)	130	132
4.084% due 08/01/2024 (a)	15	15
4.101% due 12/01/2024 (a)	180	185
4.132% due 11/01/2026 (a)	85	87
4.147% due 05/01/2036 (a)	190	194
4.151% due 11/01/2031 (a)	150	150
4.172% due 06/01/2029 (a)	143	147
4.180% due 06/01/2019 (a)	9	9
4.207% due 05/01/2036 (a)	63	64
4.230% due 04/01/2030 (a)	9	10
4.243% due 11/01/2023 (a)	6	6
4.250% due 03/01/2028 (a)	10	10
4.331% due 09/01/2028 (a)	49	51
4.345% due 02/01/2024 (a)	142	147
4.402% due 09/01/2030 (a)	155	160
4.450% due 11/01/2023 (a)	20	21
4.500% due 04/01/2019 - 06/01/2025 (a)(e)	88,463	88,266
4.537% due 01/01/2028 (a)	41	41
4.806% due 01/01/2029 (a)	71	72
4.875% due 05/01/2019 (a)	16	16
4.900% due 03/25/2029	1,479	1,479

4.978% due 07/01/2024 (a)	38	38
4.985% due 12/01/2029 (a)	5	5
4.996% due 01/01/2024 (a)	30	30
5.000% due 04/01/2014 - 01/13/2035 (e)	1,423,700	1,438,694
5.179% due 02/01/2032 (a)	6,757	6,812
5.250% due 04/15/2005 (c)	7,380	87
5.250% due 05/25/2005 (c)	19,751	288
5.256% due 02/01/2026 (a)	102	104
5.269% due 04/01/2033 (a)	79	81
5.460% due 02/01/2030 (a)	1,438	1,460
5.500% due 03/01/2034 - 01/13/2035 (e)	1,385,859	1,407,080
5.588% due 09/01/2020 (a)	47	47
5.621% due 07/01/2032 (a)	501	512
5.635% due 12/01/2031	109	113
5.750% due 07/01/2029 (a)	15	15
5.798% due 11/01/2024 (a)	8	8
5.800% due 11/01/2011 (a)	1,928	2,074
5.875% due 06/01/2017 (a)	13	13
5.936% due 11/01/2011	4,834	5,228
5.989% due 04/25/2020	44	44
6.000% due 08/25/2023 - 01/13/2035 (e)	64,220	66,536
6.130% due 08/01/2005 (a)	2,809	2,825
6.181% due 08/01/2029 (a)	32	33
6.250% due 12/25/2013	1,524	1,610
6.262% due 02/01/2009 (a)	16,401	17,058
6.270% due 09/25/2007	5,000	5,246
6.290% due 02/25/2029	1,500	1,639
6.300% due 06/25/2031 - 10/17/2038 (e)	4,608	4,739
6.350% due 06/25/2020 (a)	5,705	6,258
6.370% due 02/25/2013	4,855	5,190
6.390% due 05/25/2036	2,947	3,101
6.410% due 08/01/2016 (a)	1,015	1,131
6.450% due 05/01/2008 - 09/01/2016 (a)(e)	6,472	7,090
6.500% due 09/01/2005 - 06/17/2038 (e)	68,169	71,470
6.650% due 08/25/2007	248	259
6.703% due 08/01/2028 (a)	1,484	1,638
6.750% due 11/01/2007	7	7
6.850% due 12/18/2027	4,000	4,229
6.875% due 02/01/2018 (a)(k)	339	344
6.900% due 09/01/2009 (a)	1,602	1,766
6.943% due 01/01/2030 (a)	453	466
6.981% due 06/01/2007	399	416
7.000% due 04/25/2008 - 09/01/2032 (e)	9,992	10,153
7.036% due 08/01/2030 (a)	368	380
7.040% due 03/01/2007	206	217
7.052% due 08/01/2009 (a)	4,561	5,002
7.250% due 02/01/2009 - 10/01/2011 (e)	48	49
7.300% due 05/01/2030 (a)	506	519
7.312% due 03/01/2030 (a)	690	704
7.400% due 10/01/2006 (a)	1,822	1,908
7.491% due 08/01/2014 (a)	10	10
7.500% due 12/01/2012 - 01/01/2032 (e)	11,478	12,264
7.530% due 01/01/2009 (a)	1,297	1,436
7.730% due 08/01/2021 - 01/01/2025 (a)(e)	7,237	8,151
7.750% due 02/01/2008	17	17
7.800% due 10/25/2022 - 06/25/2026 (e)	767	818
8.000% due 02/01/2007 - 08/01/2030 (e)	105	111
8.500% due 04/01/2008 - 11/01/2017 (e)	623	671
8.750% due 11/25/2019	126	137
9.000% due 02/01/2005 - 06/01/2027 (e)	1,151	1,158
9.054% due 06/25/2032 (a)	975	1,045
9.250% due 05/01/2010	25	27
9.500% due 11/01/2010 - 04/01/2025 (e)	1,710	1,898
10.000% due 09/25/2019 - 04/01/2020 (e)	51	72
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (c)	1	5
Farmer Mac
6.757% due 01/25/2013 (a)(k)	3,370	3,221
8.314% due 04/25/2030 (a)(k)	1,636	1,656
Federal Housing Administration
6.875% due 12/01/2016	487	483
6.896% due 07/01/2020 (a)	524	525
7.350% due 01/01/2031 (a)	3,509	3,540
7.400% due 02/01/2021	1,097	1,107
7.430% due 07/01/2018 - 07/01/2024 (e)	19,199	19,430
7.450% due 05/01/2021	226	229
7.500% due 12/01/2030 - 09/01/2034 (e)	2,045	2,070
7.590% due 12/01/2017	3,391	3,441
7.625% due 12/01/2016	95	96
7.630% due 05/01/2040	239	242
8.530% due 02/01/2039	3,025	3,100
Freddie Mac
0.000% due 01/15/2009 (b)	178	172
1.487% due 12/15/2023 (a) (c)	553	31
2.537% due 07/25/2031 (a)	57	57
2.542% due 05/25/2031 (a)	1,267	1,268
2.557% due 09/25/2031 (a)	190	191
2.567% due 12/25/2032 (a)	120	120
2.602% due 03/15/2031 (a)	1,396	1,398
2.662% due 09/15/2026 (a)	85	85
2.750% due 02/01/2017 - 03/01/2017 (a)(e)	34	35
2.752% due 12/15/2029 (a)	652	654
2.852% due 11/15/2030 - 12/15/2031 (a)(e)	622	626
2.875% due 01/01/2017 (a)	22	23
2.887% due 03/15/2024 - 09/15/2026 (a)(e)	1,194	1,198
2.902% due 02/15/2028 - 03/15/2032 (a)(e)	519	522
2.938% due 05/15/2023 (a)	7	7
2.952% due 03/15/2032 (a)	24	24
3.083% due 07/01/2030 (a)	577	579
3.181% due 05/01/2017 - 09/01/2018 (a)(e)	680	683
3.185% due 10/01/2023 (a)	2,973	3,012
3.250% due 04/01/2018 (a)	51	53
3.375% due 08/01/2018 (a)	175	177
3.384% due 06/01/2022 (a)	15	15
3.500% due 12/01/2018 - 07/15/2032 (e)	626	619
3.506% due 03/01/2027 (a)	97	100
3.542% due 10/01/2024 (a)	144	151
3.564% due 05/01/2025 (a)	208	212
3.625% due 04/01/2019 - 05/01/2023 (a)(e)	63	63
3.674% due 11/01/2027 (a)	319	327
3.675% due 07/01/2027 (a)	414	429
3.685% due 07/01/2029 (a)	474	489
3.690% due 08/15/2032 (a)	3,357	3,358
3.737% due 09/01/2028 (a)	170	175
3.746% due 06/01/2022 (a)	77	79
3.757% due 07/01/2019 (a)	336	337
3.777% due 02/01/2029 (a)	1,040	1,075
3.780% due 11/01/2029 (a)	5,402	5,602
3.793% due 08/01/2027 (a)	80	83
3.801% due 12/01/2029 (a)	1,714	1,774
3.853% due 09/01/2024 (a)	80	82

3.875% due 07/01/2018 - 07/01/2019 (a)(e)	146	147
3.876% due 07/01/2019 (a)	43	44
3.883% due 08/01/2030 (a)	75	78
3.900% due 07/01/2028 (a)	2,573	2,654
3.911% due 11/01/2027 - 08/01/2029 (a)(e)	1,194	1,231
3.923% due 11/01/2027 (a)	98	101
3.960% due 04/01/2025 (a)	44	45
3.969% due 01/01/2028 (a)	7,533	7,771
3.985% due 02/01/2031 (a)	56	58
3.993% due 01/01/2028 (a)	335	344
3.997% due 06/01/2024 (a)	98	102
4.000% due 12/15/2012	1,703	1,705
4.023% due 02/01/2027 (a)	902	935
4.074% due 09/01/2026 (a)	825	858
4.125% due 09/01/2018 - 10/01/2024 (a)(e)	432	445
4.132% due 10/01/2018 (a)	36	36
4.207% due 01/01/2029 (a)	59	61
4.234% due 10/01/2023 (a)	234	243
4.245% due 08/01/2031	163	169
4.247% due 11/01/2028 (a)	118	123
4.423% due 12/01/2026 (a)	76	78
4.450% due 05/01/2019 (a)	20	21
4.474% due 03/01/2033 (a)	507	510
4.674% due 05/01/2032	336	338
4.695% due 04/01/2030 (a)	29	30
4.830% due 05/01/2032 (a)	6,354	6,484
4.971% due 09/01/2027 (a)	176	180
5.000% due 01/15/2016 - 01/13/2035 (e)	675,167	673,195
5.333% due 04/01/2031 (a)	27	28
5.500% due 02/15/2016 - 06/01/2033 (e)	14,499	14,785
5.649% due 11/01/2031 (a)	43	45
5.829% due 03/01/2032 (a)	547	557
5.866% due 08/01/2031 (a)	21	21
5.948% due 03/01/2029 (a)	311	319
6.000% due 09/01/2006 - 09/15/2032 (e)	19,824	20,441
6.041% due 05/01/2032 (a)	4,648	4,834
6.153% due 05/01/2032 (a)	782	800
6.250% due 12/15/2028	2,588	2,713
6.500% due 10/15/2013 - 07/15/2031 (e)	24,474	25,083
6.985% due 09/01/2027 (a)	130	133
7.000% due 09/01/2006 - 12/01/2032 (e)	4,883	4,758
7.106% due 10/01/2027 (a)	111	114
7.450% due 03/25/2022	88	89
7.500% due 04/01/2006 - 07/01/2031 (e)	6,157	6,392
7.645% due 05/01/2025 (k)	1,397	1,601
7.829% due 07/01/2030 (a)	8	9
8.000% due 05/01/2008 - 09/01/2030 (e)	301	324
8.250% due 06/01/2008 - 12/01/2008 (e)	59	61
8.500% due 06/01/2006 - 08/01/2027 (e)	949	1,001
9.000% due 12/15/2020 - 02/15/2021 (e)	1,187	1,188
9.050% due 06/15/2019	184	185
9.500% due 12/15/2020 - 06/01/2021 (e)	719	727
10.000% due 07/01/2005 - 10/01/2005 (e)	3	3
10.250% due 05/01/2009	1	1
10.750% due 09/01/2009 - 05/01/2010 (e)	3	3
Government National Mortgage Association
2.607% due 02/16/2032 (a)	639	640
2.707% due 01/16/2031 (a)	105	106
2.750% due 02/20/2032 (a)	737	741
2.760% due 06/20/2032 (a)	1,432	1,438
2.807% due 06/16/2031 (a)	1,631	1,640
2.857% due 10/16/2030 (a)	222	223
2.907% due 02/16/2030 (a)	1,957	1,971
2.957% due 12/16/2025 (a)	1,814	1,830
3.000% due 10/20/2028 - 11/20/2028 (a)(e)	487	490
3.007% due 02/16/2030 (a)	264	267
3.057% due 02/16/2030 (a)	259	261
3.250% due 01/20/2028 - 03/20/2030 (a)(e)	3,005	3,037
3.375% due 04/20/2017 - 02/20/2031 (a)(e)	67,720	68,924
3.500% due 08/20/2027 - 11/20/2030 (a)(e)	4,302	4,378
3.750% due 08/20/2017 - 09/20/2027 (a)(e)	6,459	6,548
3.875% due 04/20/2019 (a)	59	60
4.000% due 12/20/2028 - 12/20/2029 (a)(e)	3,198	3,264
4.500% due 10/20/2029 - 01/20/2030 (a)(e)	1,538	1,560
4.625% due 10/20/2018 - 12/20/2027 (a)(e)	13,934	14,234
5.000% due 04/20/2030 - 09/15/2033 (e)	92	92
5.125% due 11/20/2020 (a)	11	11
5.500% due 11/15/2028 - 01/20/2035 (e)	438,282	447,476
6.000% due 12/15/2008 - 01/20/2035 (e)	155,037	160,880
6.250% due 03/16/2029	5,000	5,258
6.500% due 05/15/2009 - 06/01/2032 (e)	8,110	8,471
6.923% due 03/16/2041 (a)	4,043	4,543
7.000% due 09/15/2012 - 02/16/2029 (e)	3,439	3,656
7.270% due 12/15/2040	1,767	1,953
7.500% due 12/15/2022 - 11/15/2031 (e)	6,545	6,939
7.750% due 10/15/2025	22	24
8.000% due 06/15/2005 - 09/20/2031 (e)	7,130	7,846
8.500% due 06/15/2017 - 03/20/2031 (e)	2,901	3,165
9.000% due 09/15/2006 - 08/20/2030 (e)	470	519
9.500% due 12/15/2021	116	131
Small Business Administration
6.344% due 08/01/2011	1,445	1,523
6.640% due 02/10/2011	2,240	2,378
7.190% due 12/01/2019	683	751
7.220% due 11/01/2020	2,062	2,282
7.449% due 08/01/2010	2,514	2,715
8.017% due 02/10/2010	298	324

Total U.S. Government Agencies (Cost $4,848,325)		4,874,239

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
5.000% due 08/15/2011	23,700	25,238
4.375% due 08/15/2012	2,800	2,867

Total U.S. Treasury Obligations (Cost $28,159)		28,105

MORTGAGE-BACKED SECURITIES 10.8%
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	999	1,053
Asset Securitization Corp.
6.920% due 02/14/2029	1,328	1,371
Banc of America Large Loan
2.720% due 01/27/2006 (a)	45,500	45,357
2.602% due 11/15/2015 (a)	8,100	8,114
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	793	817
6.325% due 05/20/2032 (a)	2,652	2,684
6.315% due 07/25/2032 (a)	398	405
5.672% due 10/20/2032 (a)	2,740	2,780
5.000% due 02/25/2033	147	147
Bear Stearns Adjustable Rate Mortgage Trust
3.876% due 11/25/2030 (a)	60	60
5.288% due 10/25/2032 (a)	2,031	2,037
5.380% due 02/25/2033 (a)	288	292
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	180	185
7.000% due 05/20/2030	2,058	2,407
5.910% due 02/14/2031	134	139
Bear Stearns Mortgage Securities, Inc.
3.648% due 06/25/2030 (a)	382	389
Capstead Securities Corp.
2.777% due 02/25/2025 (a)	8,262	8,253
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	122	124
6.500% due 02/25/2024	1,499	1,540
CMC Securities Corp.
7.250% due 11/25/2027	11	11
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	11	10
Commercial Mortgage Acceptance Corp.
5.800% due 09/15/2030	16	17
Commercial Mortgage Pass-Through Certificates
2.622% due 09/15/2014 (a)	3,800	3,808
2.572% due 07/15/2015 (a)	7,689	7,694
2.602% due 07/15/2015 (a)	5,000	5,009
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	1,377	1,381
2.817% due 02/25/2033 (a)	2,919	2,923
Countrywide Home Loan Mortgage Pass Through Trust
3.927% due 08/25/2033	1,229	1,235
2.747% due 02/25/2035 (a)	7,500	7,506
Countrywide Home Loans, Inc.
6.010% due 07/19/2031 (a)	111	115
5.726% due 03/19/2032 (a)	194	196
4.998% due 09/19/2032 (a)	1,135	1,138
4.250% due 05/25/2033	13,960	13,953
1.570% due 04/25/2034 (a)	2,006	1,991
2.697% due 08/25/2034 (a)	2,014	2,010
Countrywide Mortgage-Backed Securities, Inc.
1.010% due 01/31/2035 (a)(k)	16,000	16,008
CS First Boston Mortgage Securities Corp.
9.000% due 04/25/2031	515	514
2.967% due 11/25/2031 (a)	164	164
3.067% due 11/25/2031 (a)	16	16
3.167% due 11/25/2031 (a)	717	713
2.817% due 02/25/2032 (a)	638	639
2.967% due 02/25/2032 (a)	89	89
6.245% due 04/25/2032 (a)	65	66
2.807% due 05/25/2032 (a)	2,979	2,974
6.204% due 06/25/2032 (a)	232	235
1.585% due 08/25/2033 (a)	1,527	1,515
7.290% due 09/15/2041	65	73
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,800	1,924
7.340% due 10/10/2032	5,750	6,518
DLJ Mortgage Acceptance Corp.
4.220% due 11/25/2023 (a)	98	98
4.286% due 05/25/2024 (a)	50	50
6.313% due 10/25/2024 (a)	122	123
Fairfax Funding Trust
6.483% due 04/02/2013	250	268
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	601
8.970% due 02/18/2020	4,000	400
7.130% due 05/18/2026	342	324
7.270% due 09/18/2027	1,828	1,867
Fifth Third Mortgage Loan Trust
3.817% due 11/19/2032 (a)	1,430	1,416
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	38	37
4.182% due 09/25/2033	655	656
First Nationwide Trust
6.250% due 03/25/2029	800	799
6.500% due 05/19/2029	315	316
6.750% due 08/21/2031	2,400	2,434
3.017% due 09/25/2031 (a)	66	67
First Republic Mortgage Loan Trust
2.270% due 11/15/2031 (a)	4,088	4,130
2.752% due 11/15/2031 (a)	26,125	26,289
2.700% due 08/15/2032 (a)	71,611	71,656
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	6,493	6,824
6.570% due 09/15/2033	531	540
6.420% due 05/15/2035	734	789
Government Lease Trust
6.390% due 05/18/2007	4,300	4,462
4.000% due 05/18/2011	4,400	4,219
4.000% due 05/18/2011	1,000	958
6.480% due 05/18/2011	12,000	13,048
Granite Mortgages PLC
2.159% due 07/20/2017	5,611	5,613
GS Mortgage Securities Corp.
6.624% due 05/03/2018	14,400	16,036
6.044% due 08/15/2018 (a)	11,479	12,249
GSRPM Mortgage Loan Trust
2.817% due 11/25/2031 (a)	16,635	16,698
Holmes Financing PLC
3.370% due 07/15/2040 (a)	11,750	11,851
Homeside Mortgage Securities Trust
2.269% due 01/20/2027 (a)	73	73
Housing Securities, Inc.
6.500% due 07/25/2009	61	61
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031	5,306	5,385
6.500% due 04/25/2032	991	1,019
Indymac Adjustable Rate Mortgage Trust
6.560% due 01/25/2032 (a)	119	120
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	145	35
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	160
LB Mortgage Trust
8.400% due 01/20/2017 (a)	5,888	6,468
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	255	261
6.133% due 12/15/2030	470	515
Lehman Brothers Floating Rate Commercial Mortgage Trust
4.060% due 11/19/2012 (a)	14,253	14,271
Long Beach Mortgage Loan Trust
4.000% due 06/25/2033 (c)	34,500	543
MASTR Asset Securitization Trust

6.000% due 04/25/2005 (c)	9,673	143
5.500% due 09/25/2033	10,533	10,612
Mellon Residential Funding Corp.
2.842% due 12/15/2030 (a)	8,475	8,496
3.282% due 11/15/2031 (a)	905	918
Merrill Lynch Mortgage Investors, Inc.
7.177% due 06/15/2021 (a)	549	561
1.000% due 04/25/2028 (a)(c)	11,105	137
2.828% due 01/25/2029 (a)(k)	4,000	4,287
Merrill Lynch Mortgage Trust
86.600% due 09/20/2020 (c)	1	3
1.916% due 07/12/2034 (c)	81,313	4,566
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	12,274	12,779
4.570% due 12/18/2032	327	331
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,878	5,221
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028	551	550
Nationslink Funding Corp.
2.720% due 11/10/2030 (a)	1,128	1,130
6.654% due 11/10/2030	21,315	21,816
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	742	778
Ocwen Residential MBS Corp.
6.837% due 06/25/2039 (a)(k)	1,429	1,126
PNC Mortgage Securities Corp.
7.520% due 07/15/2008	407	434
6.750% due 10/25/2028	5,184	5,193
Prime Mortgage Trust
5.000% due 02/25/2034 (a)	89	90
Prudential Home Mortgage Securities
6.500% due 07/25/2008	1,536	1,535
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	436	441
Residential Accredit Loans, Inc.
7.250% due 06/25/2027	24	24
Residential Funding Mortgage Securities I, Inc.
5.595% due 09/25/2032 (a)	2,273	2,270
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019 (a)	2,496	2,505
SACO I, Inc.
2.567% due 02/25/2028 (a)(k)	18,357	18,357
2.847% due 09/25/2040 (a)	379	380
Salomon Brothers Mortgage Securities VII, Inc.
3.446% due 11/25/2022 (a)	34	32
Sequoia Mortgage Trust
2.760% due 10/19/2026 (a)	735	735
2.790% due 10/20/2027 (a)	25,691	25,772
2.750% due 06/20/2032 (a)	1,237	1,236
2.710% due 08/20/2032 (a)	2,650	2,649
2.760% due 07/20/2033 (a)	11,244	11,191
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,102
Structured Adjustable Rate Mortgage Loan Trust
2.907% due 06/25/2034	5,000	5,023
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022 (a)	4,020	4,006
6.489% due 06/25/2029 (a)	49	49
6.686% due 02/25/2030 (a)	328	333
6.750% due 05/02/2030	939	941
2.740% due 09/19/2032 (a)	47,840	47,648
2.760% due 03/19/2033 (a)	16,625	16,665
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005	474	460
Structured Asset Securities Corp.
7.500% due 07/25/2016	60	60
2.717% due 10/25/2027 (a)	2,146	2,147
2.897% due 03/25/2031 (a)	393	398
7.000% due 11/25/2031	1,103	1,110
6.250% due 01/25/2032 (a)	4,259	4,420
6.073% due 02/25/2032 (a)	16	16
2.917% due 07/25/2032 (a)	838	840
6.150% due 07/25/2032 (a)	50	50
3.067% due 08/25/2032 (a)	1,915	1,844
6.375% due 08/25/2032	2,957	3,060
2.471% due 01/25/2033 (a)	51	51
3.467% due 01/25/2033 (a)	7,000	6,985
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	89	91
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	3,966
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	7,707	7,703
3.680% due 11/25/2030 (a)	3,976	4,001
5.490% due 08/25/2032 (a)	2,477	2,487
5.160% due 10/25/2032 (a)	140	142
6.500% due 10/25/2032	12,030	12,273
5.750% due 12/25/2032	149	149
2.688% due 07/25/2034 (a)	3,871	3,873
3.049% due 12/25/2040 (a)	2,099	2,096
3.590% due 01/25/2041 (a)	85	86
2.922% due 06/25/2042 (a)	1,663	1,680
2.922% due 08/25/2042 (a)	2,580	2,604

Total Mortgage-Backed Securities (Cost $677,090)		677,007

ASSET-BACKED SECURITIES 22.6%
Aames Mortgage Trust
2.802% due 07/15/2029 (a)	615	617
ABFS Mortgage Loan Trust
7.000% due 03/15/2005 (c)	29,110	501
4.000% due 09/15/2005 (c)	27,067	562
6.285% due 06/15/2033	2,000	2,055
ACE Securities Corp.
3.117% due 08/25/2030 (a)	190	190
1.000% due 08/25/2032 (c)	33,650	300
Advanta Mortgage Loan Trust
2.792% due 11/25/2029 (a)	199	200
Advanta Revolving Home Equity Loan Trust
2.667% due 02/25/2025 (a)	178	178
Aegis Asset-Backed Securities Trust
2.817% due 05/25/2033	22,306	22,358
AFC Home Equity Loan Trust
2.827% due 06/24/2029 (a)	1,689	1,693
2.967% due 09/25/2029	115	115
Alliance Laundry Equipment Receivables Trust
2.802% due 05/15/2009 (a)	1,973	1,973
Ameriquest Mortgage Securities, Inc.
2.688% due 08/25/2032 (a)	722	722
2.827% due 03/25/2033 (a)	7,139	7,155
2.490% due 01/25/2035 (a)	10,080	10,075
Amortizing Residential Collateral Trust
2.677% due 09/25/2030 (a)	143	143
2.767% due 10/25/2031 (a)	1,423	1,426
2.688% due 06/25/2032 (a)	294	294
2.707% due 07/25/2032 (a)	5,951	5,946
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.972% due 06/25/2027 (a)	2,592	2,594
2.912% due 06/25/2028 (a)	537	538
2.837% due 09/25/2028 (a)	3,977	3,980
3.357% due 06/25/2029 (a)	954	955
Argent Securities, Inc.
2.617% due 12/27/2033	1,540	1,542
Asset-Backed Funding Certificates
3.097% due 07/25/2033 (a)	2,000	2,011
Asset-Backed Securities Corp. Home Equity Loan Trust
3.012% due 07/21/2030 (a)	2,559	2,562
2.662% due 06/15/2031 (a)	332	328
3.102% due 08/15/2032 (a)	5,000	5,012
Bank One Heloc Trust
2.670% due 04/20/2020 (a)	1,084	1,085
Bayview Financial Acquisition Trust
2.797% due 11/25/2031 (a)	1,204	1,205
2.767% due 04/28/2045	35,321	35,391
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (c)	17,000	485
1.480% due 03/25/2024 (a)	3,490	3,493
3.017% due 10/25/2032 (a)	1,643	1,648
5.000% due 10/25/2032 (a)(k)	22,000	2
3.067% due 02/25/2034 (a)	2,500	2,518
2.130% due 10/25/2034 (a)	7,798	7,802
3.167% due 11/25/2042 (a)	6,012	6,053
2.587% due 12/25/2042 (a)	4,446	4,442
2.617% due 06/15/2043 (a)	1,675	1,676
Block Mortgage Finance, Inc.
2.597% due 08/25/2028 (a)	32	32
2.857% due 12/25/2028 (a)	112	111
CDC Mortgage Capital Trust
3.117% due 08/25/2032 (a)	4,342	4,355
5.250% due 08/25/2032 (c)	7,867	192
2.707% due 01/25/2033 (a)	2,945	2,948
2.767% due 10/25/2033 (a)	7,167	7,173
Centex Home Equity
2.567% due 04/25/2020 (a)	3,647	3,647
2.717% due 01/25/2032 (a)	390	391
3.267% due 01/25/2032 (a)	5,046	5,081
Champion Home Equity Loan Trust
6.710% due 09/25/2029	603	609
Charming Shoppes Master Trust
2.732% due 05/15/2014 (a)	6,000	5,979
Chase Credit Card Master Trust
2.462% due 01/15/2008	5,750	5,756
2.792% due 06/15/2009 (a)	2,000	2,011
Chase Funding Loan Acquisition Trust
2.657% due 04/25/2031 (a)	622	623
2.747% due 01/25/2033 (a)	4,701	4,712
Chase Funding Mortgage Loan Asset-Backed Certificates
2.587% due 05/25/2021	774	774
2.967% due 10/25/2030 (a)	10,402	10,412
2.747% due 11/25/2032	12,067	12,117
Chase USA Master Trust
7.490% due 08/17/2009	9,565	9,585
CIT Group Home Equity Loan Trust
3.067% due 12/25/2031 (a)	1,900	1,910
2.222% due 03/25/2033 (a)	2,569	2,569
2.688% due 06/25/2033 (a)	12,887	12,883
Citifinancial Mortgage Securities, Inc.
2.717% due 01/25/2033 (a)	2,757	2,761
2.727% due 05/25/2033 (a)	6,434	6,447
Community Program Loan Trust
4.500% due 10/01/2018	1,548	1,550
Conseco Finance Corp.
10.550% due 09/15/2020	4,000	4,048
2.772% due 12/15/2029 (a)	150	150
3.152% due 03/15/2030 (a)	8,565	8,577
3.102% due 07/15/2031 (a)	18,000	18,020
3.902% due 08/15/2033 (a)	2,050	2,094
7.500% due 08/15/2033 (c)(k)	6,200	308
Conseco Finance Securitizations Corp.
8.200% due 02/01/2032	40,000	33,978
8.400% due 02/01/2032	7,000	2,112
7.970% due 05/01/2032	15,700	12,937
ContiMortgage Home Equity Loan Trust
5.870% due 09/15/2008	49	50
2.652% due 09/15/2028 (a)	114	114
Countrywide Asset-Backed Certificates
2.497% due 04/25/2023 (a)	583	583
2.291% due 08/25/2023 (a)	1,285	1,286
2.647% due 06/25/2031 (a)	7	7
2.677% due 05/25/2032 (a)	695	697
2.677% due 05/25/2032 (a)	6,721	6,727
2.867% due 06/25/2033	3,760	3,764
2.757% due 03/25/2034	964	967
1.450% due 12/25/2034 (a)	3,401	3,403
2.567% due 12/25/2034 (a)	5,720	5,720
Credit-Based Asset Servicing & Securitization LLC
2.757% due 08/25/2029 (a)	3,389	3,395
3.047% due 06/25/2032 (a)	2,166	2,181
2.757% due 12/15/2039 (a)	8,220	8,231
CS First Boston Mortgage Securities Corp.
3.472% due 12/15/2030 (a)	13,675	13,698
3.167% due 04/25/2032 (a)	15,600	15,593
2.200% due 05/25/2044 (a)	15,691	15,640
Delta Funding Home Equity Loan Trust
2.813% due 09/15/2029 (a)	64	64
Denver Arena Trust
6.940% due 11/15/2019	11,810	12,027
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (a)(d)	9,100	13
2.882% due 08/15/2025 (a)	2,125	1,106
EMC Mortgage Loan Trust
2.787% due 05/25/2040 (a)	2,941	2,947
EQCC Home Equity Loan Trust
2.563% due 10/15/2027 (a)	153	153
Equifirst Mortgage Loan Trust
2.517% due 01/25/2034 (a)	1,501	1,502
2.657% due 02/25/2034 (a)	3,524	3,520
Equity One ABS, Inc.
7.600% due 02/25/2032	4,507	4,648
2.527% due 07/25/2034 (a)	2,600	2,602

Fannie Mae
8.200% due 04/25/2025	2,594	2,811
2.490% due 04/25/2035	22,500	22,518
Fieldstone Mortgage Investment Corp.
2.707% due 01/25/2035 (a)	11,157	11,170
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)	361	361
2.517% due 06/25/2034	29,024	29,011
First International Bank
2.982% due 04/15/2026 (a)	898	510
2.952% due 03/15/2027 (a)	10,298	7,128
First Investors Auto Owner Trust
3.460% due 12/15/2008	5,107	5,108
First North American National Bank
2.722% due 07/17/2011 (a)	15,000	15,058
First Plus Home Loan Trust
7.670% due 05/10/2024	8,816	8,816
Fleet Credit Card Master Trust II
2.452% due 10/15/2007 (a)	867	868
3.277% due 05/15/2008 (a)	30,500	30,505
FNF Funding X LLC
6.530% due 07/20/2007 (k)	427	413
Ford Credit Auto Owner Trust
4.010% due 03/15/2006	285	286
Fremont Home Loan Trust
2.517% due 05/24/2034 (a)	1,730	1,731
2.567% due 03/25/2035 (a)	12,200	12,210
GMAC Mortgage Corp. Loan Trust
2.800% due 11/18/2025 (a)	911	914
2.657% due 01/25/2029 (a)	6,340	6,333
8.450% due 03/25/2030	339	344
Green Tree Financial Corp.
6.240% due 11/01/2016	7,124	7,447
8.000% due 07/15/2018	2,943	2,780
9.100% due 04/15/2020	3,278	2,018
7.400% due 06/15/2027	6,470	7,006
8.050% due 10/15/2027	978	1,065
7.550% due 01/15/2029	598	656
7.060% due 02/01/2031	7,000	5,858
Green Tree Home Equity Loan Trust
7.610% due 09/15/2030	692	695
GRMT II LLC
2.660% due 06/20/2032 (a)	194	194
3.000% due 06/20/2032 (a)	3,058	3,076
7.930% due 06/20/2032	5,668	5,910
GSAMP Trust
2.610% due 03/20/2033 (a)	1,685	1,685
GSRPM Mortgage Loan Trust
2.797% due 09/25/2042 (a)(k)	11,900	11,853
Home Equity Mortgage Trust
4.267% due 11/25/2032 (a)	2,000	2,003
2.567% due 12/25/2034 (a)	5,652	5,656
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	11,287	11,314
3.060% due 05/20/2032 (a)	5,970	5,981
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	2,174	2,172
Impac CMB Trust
2.797% due 03/25/2033 (a)	24,241	24,456
2.727% due 01/25/2034 (a)	14,648	14,667
Indymac Home Equity Loan Asset-Backed Trust
8.980% due 12/25/2031	164	66
Irwin Home Equity Loan Trust
2.787% due 02/25/2012 (a)	1,522	1,525
7.960% due 04/25/2026	4,040	4,088
2.938% due 06/25/2028 (a)	5,609	5,632
3.317% due 02/25/2029 (a)	3,000	3,051
2.707% due 06/25/2029 (a)	458	458
Irwin Low Balance Home Equity Loan Trust
2.792% due 06/25/2021 (a)	155	156
3.317% due 06/25/2021 (a)	1,323	1,332
KeyCorp. Student Loan Trust
2.919% due 08/27/2025 (a)	1,874	1,886
Long Beach Mortgage Loan Trust
2.667% due 09/25/2031 (a)	52	52
2.697% due 07/25/2032 (a)	3,229	3,240
2.817% due 03/25/2033 (a)	9,189	9,207
2.737% due 06/25/2033 (a)	4,178	4,185
2.737% due 07/25/2033 (a)	11,929	11,951
2.717% due 02/25/2034	545	545
2.597% due 10/25/2034 (a)	22,668	22,685
Mellon Residential Funding Corp.
6.615% due 02/25/2021	28,736	29,297
Merrill Lynch Mortgage Investors, Inc.
2.782% due 03/15/2025 (a)	1,037	1,038
2.737% due 05/25/2033 (a)	1,344	1,345
2.777% due 11/25/2033 (a)	6,541	6,552
2.757% due 02/25/2034 (a)	5,883	5,893
2.517% due 12/25/2034 (a)	721	722
Mesa Trust Asset-Backed Certificates
2.817% due 12/25/2031 (a)	4,898	4,906
3.060% due 05/15/2033 (a)(k)	3,085	2,941
3.560% due 05/15/2033 (a)(k)	6,648	6,337
Metropolitan Asset Funding, Inc.
2.877% due 04/25/2029 (a)	98	98
Mid-State Trust
8.330% due 04/01/2030	22,412	24,011
7.340% due 07/01/2035	1,581	1,715
7.400% due 07/01/2035	68	73
7.790% due 07/01/2035	90	98
6.340% due 10/15/2036	2,672	2,807
7.791% due 03/15/2038	3,671	4,074
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.757% due 08/25/2033 (a)	6,447	6,459
2.547% due 03/25/2034 (a)	28,709	28,728
2.567% due 10/25/2034 (a)	27,587	27,583
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)	264	265
New Century Home Equity Loan Trust
2.700% due 06/20/2031 (a)	886	888
2.760% due 09/20/2031 (a)	3,934	3,943
Nextcard Credit Card Master Note Trust
4.052% due 12/15/2006 (a)	5,300	3,819
Novastar Home Equity Loan
2.692% due 04/25/2028 (a)	793	792
2.677% due 09/25/2031 (a)	1,292	1,294
NPF XII, Inc.
2.232% due 10/01/2003 (d)(k)	49,000	5,237
2.532% due 10/01/2003 (d)(k)	1,700	0
2.200% due 12/01/2003 (d)(k)	13,800	1,502
2.270% due 03/01/2004 (a)(d)(k)	4,000	0

2.285% due 11/01/2004 (a)(d)(k)	6,000	0
2.462% due 11/01/2003 (d)(k)	3,000	324
Oakwood Mortgage Investors, Inc.
2.777% due 03/15/2018 (a)	2,474	2,237
7.500% due 01/15/2021	4,000	4,172
Ocwen Mortgage Loan Asset-Backed Certificates
3.317% due 04/25/2029 (a)	825	826
3.037% due 10/25/2029 (a)	108	108
3.777% due 03/25/2031 (a)	450	450
Option One Mortgage Loan Trust
3.177% due 12/26/2029 (a)	105	105
2.717% due 01/25/2032 (a)	1,410	1,412
2.987% due 10/12/2032 (a)	27,625	27,734
2.667% due 10/25/2032 (a)	4,341	4,347
Origen Manufactured Housing
2.020% due 10/15/2013 (a)	8,625	8,570
7.650% due 03/15/2032	13,200	13,890
Preferred Credit Corp.
7.590% due 07/25/2026	1,266	1,264
Provident Bank Home Equity Loan Trust
7.180% due 04/25/2013	24	24
2.637% due 04/25/2029 (a)	176	175
Quest Trust
3.067% due 09/24/2034	8,549	8,597
2.857% due 09/25/2034 (a)	12,823	12,833
Renaissance Home Equity Loan Trust
3.000% due 11/25/2005 (c)	11,664	197
3.217% due 08/25/2032 (a)	3,000	3,017
2.917% due 12/25/2033 (a)	12,510	12,565
Residential Asset Mortgage Products, Inc.
2.577% due 09/25/2013 (a)	9,341	9,347
2.587% due 08/25/2022 (a)	6,028	6,033
2.527% due 12/25/2022 (a)	10,082	10,088
2.507% due 12/25/2023	20,189	20,202
8.000% due 03/25/2030	217	221
8.360% due 06/25/2030	6,389	6,511
8.000% due 09/25/2030	9,567	9,802
2.667% due 01/25/2033 (a)	14,502	14,517
1.394% due 11/25/2042 (a)	23,424	22,963
Residential Asset Securities Corp.
2.537% due 08/25/2013 (a)	20,330	20,343
2.567% due 09/25/2020	7,383	7,390
2.537% due 06/25/2025 (a)	2,405	2,407
5.810% due 09/25/2029 (a)	9	9
2.967% due 09/25/2031 (a)	19,830	19,901
2.537% due 01/25/2032	22,489	22,504
2.717% due 06/25/2032 (a)	264	264
2.667% due 07/25/2032 (a)	16,411	16,393
2.657% due 03/25/2034	890	891
Residential Funding Mortgage Securities II, Inc.
11.000% due 09/25/2005 (c)	3,000	151
2.517% due 03/25/2018 (a)	11,294	11,301
7.850% due 12/25/2024	4,209	4,259
8.350% due 03/25/2025	841	862
Residential Mortgage Loan Trust
3.917% due 09/25/2029 (a)	890	892
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	1,491	1,539
3.067% due 10/25/2028 (a)	1,723	1,720
3.902% due 11/15/2029 (a)	14,600	14,713
3.317% due 01/25/2032 (a)	5,209	5,236
Saxon Asset Securities Trust
5.250% due 05/25/2005 (c)	12,759	196
2.667% due 03/25/2032 (a)	4,876	4,872
2.577% due 08/25/2035	14,275	14,288
Sears Credit Account Master Trust
6.450% due 11/17/2009	1,100	1,117
2.932% due 10/18/2011	30,500	30,685
SLM Student Loan Trust
1.970% due 07/25/2006 (a)	14,000	14,002
2.650% due 07/25/2016 (a)	17,907	18,009
SMS Student Loan Trust
2.869% due 10/27/2025 (a)	931	933
Soundview Home Equity Loan Trust
2.577% due 07/25/2034 (a)	1,512	1,513
Specialty Underwriting & Residential Finance
2.757% due 01/25/2034 (a)	7,664	7,670
SSB RV Trust
4.740% due 02/15/2013	358	359
Structured Asset Securities Corp.
2.581% due 05/25/2034 (a)	18,645	18,657
2.537% due 06/25/2034 (a)	2,735	2,737
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	294	299
Terwin Mortgage Trust
2.997% due 09/25/2033 (a)	63	63
2.717% due 04/25/2035 (a)	7,121	7,121
TMI Home Loan Trust
7.560% due 06/25/2024 (k)	403	369
Triton Aviation Finance
4.239% due 06/15/2025 (a)(d)(k)	4,500	5
Truman Capital Mortgage Loan Trust
7.750% due 01/25/2034 (c)(k)	51,200	24
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 (d)	2,500	1,607
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	216

Total Asset-Backed Securities (Cost $1,506,814)		1,412,527

SHORT-TERM INSTRUMENTS 27.0%
Certificates of Deposit 2.0%
Bank of America, N.A.
1.995% due 01/18/2005	1,100	1,100
2.050% due 01/26/2005	600	600
2.000% due 02/01/2005	44,400	44,400
2.030% due 02/04/2005	78,100	78,100
Wells Fargo Bank, N.A.
2.030% due 01/11/2005	200	200
2.040% due 01/18/2005	500	500

		124,900

Commercial Paper 24.7%
Danske Corp.
1.940% due 01/31/2005	98,200	98,052
Fannie Mae
1.958% due 01/07/2005	10,000	9,998
1.975% due 01/12/2005	58,500	58,471
1.981% due 01/19/2005	62,400	62,341
1.980% due 01/24/2005	26,700	26,669
2.043% due 01/24/2005	96,100	95,977
1.986% due 01/26/2005	16,800	16,778
1.990% due 02/01/2005	13,300	13,279
2.073% due 02/02/2005	200	200
2.030% due 02/04/2005	26,200	26,150
2.035% due 02/04/2005	46,000	45,917
2.175% due 02/09/2005	100	100
2.197% due 02/16/2005	8,200	8,178
2.248% due 03/02/2005	10,000	9,963
2.299% due 03/02/2005	29,800	29,689
2.130% due 03/03/2005	68,100	67,862
2.319% due 03/09/2005	79,500	79,138
2.230% due 03/15/2005	400	398
2.390% due 03/16/2005	6,500	6,467
1.010% due 04/01/2005 (k)	10,000	9,938
2.390% due 04/15/2005	62,400	61,946
Federal Home Loan Bank
1.934% due 01/14/2005	150,200	150,096
1.955% due 01/14/2005	19,000	18,989
Freddie Mac
1.950% due 01/18/2005	61,900	61,849
2.200% due 01/28/2005	126,400	126,207
2.100% due 03/01/2005	170,900	170,279
2.183% due 03/08/2005	124,600	124,042
2.231% due 03/08/2005	44,300	44,101
2.220% due 03/11/2005	71,600	71,264
2.260% due 03/14/2005	23,900	23,783
UBS Finance, Inc.
1.940% due 01/25/2005	27,500	27,467

		1,545,588

Repurchase Agreement 0.2%
State Street Bank
1.900% due 01/03/2005	11,477	11,477
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $11,708. Repurchase proceeds are $11,479.)

U.S. Treasury Bills 0.1%
2.195% due 03/03/2005-03/17/2005 (e)(f)(g)	7,200	7,163

Total Short-Term Instruments (Cost $1,689,304)		1,689,128

Total Investments (Cost $8,758,577)	138.8%	$8,690,615
Written Options (h) (Premiums $3,208)	(0.0%)	(908)

Other Assets and Liabilities (Net)	(38.8%)	(2,426,635)

Net Assets	100.0%	$6,263,072

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $3,983 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $1,693 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	596	$(269)
Eurodollar June Long Futures	06/2005	1,000	(353)
U.S. Treasury 10-Year Note Short Futures	03/2005	174	81
U.S. Treasury 5-Year Note Long Futures	03/2005	154	5

			$(536)

(h) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%**	10/31/2005	$111,000	$1,865	$847
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000%*	10/31/2005	111,000	1,343	61

					$3,208	$908

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(i) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$36,600	$62
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	52,600	89
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010	75,800	459
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	128,800	(740)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	76,700	426
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	premium amount of $2,211	10/01/2011	39,000	(1,454)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,800	(51)

						$(1,210)

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.350%	04/01/2005	15,500	$62
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month USD-LIBOR less 0.400%	04/01/2005	16,450	66

					$128

(j) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Government National Mortgage Association	5.000	12/15/2099	$8,500	$8,500	$8,530

(k) The aggregate value of fair valued securities is $95,852, which is 1.53% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.9%
Alaska 1.5%
Anchorage, Alaska General Obligation Bonds, (AMBAC Insured), Series 2004-B
5.000% due 12/01/2013	$3,615	$3,998
Northern Tobacco Securitization Corp., Alaska Tobacco Settlement Revenue Bonds, Series 2000
6.500% due 06/01/2031	1,500	1,454

		5,452

Arizona 0.8%
Scottsdale, Arizona Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,906

Arkansas 1.3%
Arkansas State General Obligation Bonds, Series 2001-A
5.250% due 08/01/2010	1,500	1,675
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	447
5.000% due 11/01/2012	430	467
5.000% due 11/01/2013	450	487
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	452
5.000% due 11/01/2011	430	469
5.000% due 11/01/2012	450	489
5.000% due 11/01/2013	475	514

		5,000

California 8.3%
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,229
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 07/01/2013	2,000	2,266
5.250% due 07/01/2013	8,000	9,002
California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	1,500	1,664
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,509
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,584
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,004
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	946
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,621

		30,825

Colorado 1.3%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J General Obligation Bonds, (FSA Insured), Series 2004
5.250% due 12/01/2011	2,250	2,537
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,239
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,267

		5,043

Connecticut 1.7%
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.860% due 01/15/2011 (a)	5,380	6,521

Florida 4.3%
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,487
Florida State Environmental Protection Preservation Revenue Bonds, (FGIG Insured), Series 2003-A
5.000% due 07/01/2010	400	440
Hillsborough County, Florida Utility Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 08/01/2011	3,250	3,696
Jacksonville Electric Authority, Florida, St. John River Power Park Revenue Bonds, Series 2002
5.250% due 10/01/2010	5,000	5,564
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,733

		15,920

Georgia 0.3%
Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,071

Hawaii 1.1%
Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003-D
5.000% due 09/01/2010	3,770	4,166

Illinois 8.2%
Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	856
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	605
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	816
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2011 (b)	5,965	4,761
Chicago, Illinois Neighborhood Alive 21 Program General Obligation Bonds, (AMBAC Insured), Series 1993
5.000% due 01/01/2012	5,000	5,520
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,557
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,069
Illinois State General Obligation Bonds, Series 2003 - A
5.000% due 10/01/2010	2,375	2,610
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013	1,200	1,322
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,608
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,058
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,704

		30,486

Indiana 6.2%
Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.250% due 07/01/2015	1,115	1,255
5.500% due 07/01/2020	475	553
Elkhart, Indiana Community Schools Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2013	1,000	1,104
Fairfield School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,978
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,078
Indiana Bond Bank Special Program Revenue Bonds (Whiting Sanitary District), (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,428
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,515
Indiana Transportation Finance Authority Highway Revenue Bonds, (FSA Insured), Series 2003-A
5.250% due 06/01/2013	1,000	1,119
Lawrence Township, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	807
5.000% due 01/15/2012	425	468
5.000% due 01/15/2013	450	496
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,081
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	495
5.250% due 01/15/2012	540	603
5.250% due 07/15/2012	475	533
5.250% due 01/15/2013	645	721
Tri-Creek School Corp., Indiana School Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,824
5.000% due 07/15/2019	1,790	1,912
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,215

		23,185

Iowa 0.1%
Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	533

Kansas 1.9%
Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
7.800% due 09/01/2011 (a)	5,000	6,103
Sedgwick County, Kansas Unified School District No. 259 Wichita General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	833

		6,936

Louisiana 2.3%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,315
9.342% due 05/15/2039 (a)	7,410	6,109

		8,424

Maine 0.3%
Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,112

Massachusetts 9.2%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2003
8.820% due 11/01/2010 (a)	7,500	9,463
Commonwealth of Massachusetts General Obligation Bonds, (MBIA Insured), Series 2004
7.820% due 08/01/2011 (a)	10,000	12,206
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
7.840% due 03/01/2028 (a)	500	517
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,563
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,071
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	579
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	711

		34,110

Michigan 2.0%
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	205
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
7.800% due 10/15/2020 (a)	4,953	5,634
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,553

		7,392

Minnesota 1.7%
Minnesota State General Obligation Bonds, Series 2004
7.800% due 10/01/2009 (a)	5,175	6,256

Mississippi 0.7%
Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,679

Nevada 0.6%
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,168

New Hampshire 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,224

New Jersey 7.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,480	2,481
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,125
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	4,285	4,959
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	7,743
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,211
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 06/15/2009	2,500	2,736
5.250% due 06/15/2013	6,000	6,752

		28,007

New York 10.4%
New York State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,440
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2004-A
5.250% due 08/15/2010	5,000	5,560
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.280% due 08/15/2022 (a)	750	790
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
9.240% due 07/01/2025 (a)	1,500	1,632
New York State Thruway Authority Local Highway & Bridge Service Contract Revenue Bonds, Series 2003-A
5.000% due 03/15/2010	2,250	2,458
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,940
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,253
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
8.070% due 05/15/2029 (a)(d)	5,915	6,273
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.820% due 11/01/2024 (a)	1,000	1,190

		38,536

North Carolina 1.4%
North Carolina State General Obligation Bonds, Series 2001
8.020% due 09/01/2017 (a)	4,000	5,061

Ohio 1.0%
Columbus, Ohio School District, School Facilities Construction & Improvement General Obligation Bonds, Series 2003
5.000% due 12/01/2010	1,380	1,525
Franklin County, Ohio General Obligation Bonds, Series 2003
5.000% due 06/01/2011	2,150	2,387

		3,912

Pennsylvania 2.5%
Pennsylvania State General Obligation Bonds, Series 2001
8.500% due 12/01/2017 (a)	6,750	8,147
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
7.980% due 09/01/2021 (a)	1,000	1,081

		9,228

Puerto Rico 0.2%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	809

Rhode Island 0.7%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,540

South Carolina 1.6%
Charleston County, South Carolina Certificates of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,436
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,573
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	2,889

		5,898

Tennessee 2.3%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	2,000	2,216
7.800% due 12/01/2010 (a)	5,150	6,175

		8,391

Texas 6.7%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.780% due 02/15/2024 (a)	750	799
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,068
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	108
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
7.300% due 02/15/2026 (a)	750	761
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,499
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	618
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Refunding Bonds, (MBIA - IBC Insured), Series 2003
7.800% due 10/15/2010 (a)	5,000	6,031
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
8.480% due 02/01/2011 (a)	3,000	3,702
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,697
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	50	55
5.000% due 08/01/2010	2,750	3,018
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,509

		24,865

Virginia 1.4%
Portsmouth, Virginia General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2013	4,755	5,304

Washington 3.0%
Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	3,845	4,238
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,059
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,442
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Bonds, (FGIC Insured), Series 1994-A
0.000% due 07/01/2009	1,850	1,597

		11,336

West Virginia 0.6%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,162

Wisconsin 3.2%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	990	985
Fond Du Lac, Wisconsin School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 04/01/2013	1,065	1,177
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,150	1,199
4.700% due 11/01/2012	40	40
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
10.615% due 05/01/2011 (a)	5,625	7,371
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,102

		11,874

Total Municipal Bonds & Notes (Cost $354,832)		360,332

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Security (b)
3.375% due 01/15/2007	482	511

Total U.S. Treasury Obligations (Cost $512)		511

SHORT-TERM INSTRUMENTS 1.2%
Commercial Paper 0.1%
Fannie Mae
2.390% due 04/15/2005	400	397

Repurchase Agreement 1.0%
State Street Bank
1.900% due 01/03/2005	3,552	3,552
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $3,625. Repurchase proceeds are $3,553.)

U.S. Treasury Bills 0.1%
2.210% due 03/17/2005 (c)	540	537

Total Short-Term Instruments (Cost $4,487)		4,486

Total Investments (Cost $359,831)	98.2%	$365,329

Other Assets and Liabilities (Net)	1.8%	6,656

Net Assets	100.0%	$371,985

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $538 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	681	$(894)

(d) Restricted security as of December 31, 2004:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of December 31, 2004	Market Value as of December 31, 2004	Market Value as Percentage of Net Assets
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001	8.070%	05/15/2029	08/28/2001	$5,994	$6,273	1.69%

(e) The aggregate value of fair valued securities is $13,393, which is 0.38% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Real Return Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.3%
Banking & Finance 1.2%
Countrywide Home Loans, Inc.
2.425% due 02/23/2005 (a)		$5,700	$5,699
General Motors Acceptance Corp.
4.230% due 05/19/2005 (a)		1,200	1,206
3.185% due 05/18/2006 (a)		400	398
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	254
National Australia Bank Ltd.
2.955% due 05/19/2010 (a)		200	199
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	793
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		8,400	8,399
Vita Capital Ltd.
3.356% due 01/01/2007 (a)		3,600	3,611

			20,559

Industrials 0.0%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		300	306

Utilities 0.1%
British Telecom PLC
7.875% due 12/15/2005		250	261
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	701

			962

Total Corporate Bonds & Notes (Cost $21,829)			21,827

MUNICIPAL BONDS & NOTES 0.3%
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	962
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		300	287
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,111
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	333
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	501
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	487
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,195	1,200

Total Municipal Bonds & Notes (Cost $4,628)			4,881

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.698% due 09/01/2018 (a)		134	137
Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028 (b)		150	159

Total U.S. Government Agencies (Cost $291)			296

U.S. TREASURY OBLIGATIONS 108.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)		84,690	89,722
3.625% due 01/15/2008		164,338	179,058
3.875% due 01/15/2009		94,369	105,800
4.250% due 01/15/2010		46,470	53,918
0.875% due 04/15/2010		121,203	120,063
3.500% due 01/15/2011		135,109	153,485
3.375% due 01/15/2012		34,720	39,532
3.000% due 07/15/2012		198,786	221,887
1.875% due 07/15/2013		199,591	205,376
2.000% due 01/15/2014		120,148	124,391
2.000% due 07/15/2014		81,511	84,122
2.375% due 01/15/2025		61,970	66,286
3.625% due 04/15/2028		169,791	222,931
3.875% due 04/15/2029		76,745	105,338

Total U.S. Treasury Obligations (Cost $1,738,565)			1,771,909

MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns Adjustable Rate Mortgage Trust
3.780% due 11/25/2030 (a)		999	1,007

Total Mortgage-Backed Securities (Cost $997)			1,007

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities, Inc.
2.867% due 07/25/2033 (a)		802	803
Redwood Capital Ltd.
4.306% due 01/01/2006 (a)		4,900	4,931
Residential Asset Securities Corp.
2.717% due 01/25/2034 (a)		317	317
Wells Fargo Home Equity Trust
2.577% due 09/25/2034 (a)		620	621

Total Asset-Backed Securities (Cost $6,639)			6,672

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.5%
Bundesschatzanweisungen
2.000% due 06/17/2005	EC	5,800	7,877
Pylon Ltd.
3.675% due 12/18/2008 (a)		3,200	4,506
Republic of France
3.000% due 07/25/2012		5,838	8,979
Republic of Italy
2.150% due 09/15/2014		2,054	2,948

Total Foreign Currency-Denominated Issues (Cost $21,044)			24,310

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		121,200	6,901

Total Preferred Stock (Cost $6,060)			6,901

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.8%
Commercial Paper 6.1%
Fannie Mae
2.203% due 02/23/2005		$16,200	16,148
2.248% due 03/02/2005		3,600	3,587
2.285% due 03/09/2005		6,500	6,470
2.430% due 03/23/2005		11,600	11,536
2.485% due 05/25/2005		15,100	14,943
Freddie Mac
2.183% due 03/08/2005		12,900	12,842
UBS Finance, Inc.
2.180% due 01/03/2005		33,900	33,900

			99,426

Repurchase Agreement 0.3%
State Street Bank
1.900% due 01/03/2005		5,522	5,522
(Dated 12/31/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $5,637. Repurchase proceeds are $5,523.)

U.S. Treasury Bills 0.4%
2.182% due 03/17/2005 (d)(e)		6,265	6,233

Total Short-Term Instruments (Cost $111,203)			111,181

Total Investments (Cost $1,911,256)		119.1%	$1,948,984
Written Options (f) (Premiums $190)		(0.0%)	(87)

Other Assets and Liabilities (Net)		(19.1%)	(312,050)

Net Assets		100.0%	$1,636,847

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,881 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$(185)
Euro-Bund 10-Year Note Long Futures	03/2005	67	38
U.S. Treasury 10-Year Note Long Futures	03/2005	1,677	484

			$337

(e) Securities with an aggregate market value of $3,485 have been pledged as collateral for swap and swaption contracts at

December 31, 2004.

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	215	$103	$50
Put - CBOT U.S. Treasury Note March Futures	109.000	02/18/2005	215	87	37

				$190	$87

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	1,400	$27
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,600	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,100	23
Bank of America	3-month USD-LIBOR	Receive	6.000%	12/18/2033		$10,700	(187)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		12,500	(44)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		10,000	10
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		40,000	(230)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/18/2033		10,400	(204)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		12,800	(30)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		94,600	(344)
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033		14,900	(400)

							$(1,356)

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$2,000	$1,939	$1,931
U.S. Treasury Note	4.250	08/15/2013	26,300	26,516	26,243
U.S. Treasury Note	4.250	11/15/2013	35,700	35,935	35,765

				$64,390	$63,939

(i) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	16,446	01/2005	$0	$(303)	$(303)
Buy	JY	1,012,737	01/2005	29	0	29

				$29	$(303)	$(274)

See accompanying notes

Schedule of Investments

Short-Term Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.4%
Banking & Finance 9.6%
Bank of America, N.A.
2.300% due 02/16/2005 (a)	$14,500	$14,501
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)	1,000	998
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	25,040	25,626
First Union National Bank
6.180% due 02/15/2036	600	668
Ford Motor Credit Co.
7.500% due 03/15/2005	9,905	9,990
6.750% due 05/15/2005	1,500	1,519
7.600% due 08/01/2005	14,255	14,590
6.875% due 02/01/2006	2,190	2,257
General Electric Capital Corp.
2.615% due 03/15/2005 (a)	55,000	55,023
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)	16,740	16,806
6.750% due 01/15/2006	9,080	9,317
Goldman Sachs Group, Inc.
2.430% due 07/23/2009 (a)	12,100	12,156
Household Finance Corp.
6.700% due 11/15/2005	10,140	10,431
National Rural Utilities Cooperative Finance Corp.
5.500% due 01/15/2005	1,267	1,268
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	6,550	6,582
State Street Capital Trust II
2.790% due 02/15/2008 (a)	4,000	4,019
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	22,850	22,846
Westpac Trust Securities NZ Ltd.
2.076% due 07/01/2005 (a)	4,900	4,900

		213,497

Industrials 1.8%
AOL Time Warner, Inc.
5.625% due 05/01/2005	1,200	1,211
Consolidated Natural Gas Co.
7.375% due 04/01/2005	2,330	2,355
Cox Radio, Inc.
6.625% due 02/15/2006	450	464
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	2,500	2,505
7.750% due 06/15/2005	1,175	1,200
2.940% due 09/10/2007 (a)	12,500	12,551
Duke Energy Field Services LLC
7.500% due 08/16/2005	3,700	3,798
Halliburton Co.
2.860% due 01/26/2007 (a)	4,490	4,494
Time Warner, Inc.
7.750% due 06/15/2005	775	790
Tyco International Group S.A.
6.375% due 06/15/2005	8,560	8,686
Weyerhaeuser Co.
5.500% due 03/15/2005	1,350	1,356

		39,410

Utilities 5.0%
AEP Texas Central Co.
3.000% due 02/15/2005	9,000	9,005
Appalachian Power Co.
4.800% due 06/15/2005	1,190	1,200
BellSouth Corp.
4.119% due 04/26/2005 (a)	6,700	6,728
Dominion Resources, Inc.
7.625% due 07/15/2005	5,200	5,324
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,714
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	2,000	2,037
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,328
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	5,539	5,544
Pepco Holdings, Inc.
3.750% due 02/15/2006	7,867	7,908
Progress Energy, Inc.
6.750% due 03/01/2006	3,006	3,120
SBC Communications, Inc.
4.206% due 06/05/2021	21,690	21,817
Southwestern Electric Power
4.500% due 07/01/2005	4,720	4,752
Sprint Capital Corp.
7.900% due 03/15/2005	26,000	26,283
TXU Energy Co. LLC
2.838% due 01/17/2006 (a)	2,915	2,924

		111,684

Total Corporate Bonds & Notes (Cost $364,802)		364,591

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
2.460% due 03/23/2005 (a)	9,500	9,500
2.537% due 03/25/2034 (a)	3,490	3,472
2.817% due 06/25/2032 (a)	124	125
3.500% due 04/25/2017	9,492	9,478
3.587% due 09/25/2023 - 10/25/2023 (a)(c)	628	643
3.706% due 05/01/2036 (a)	3,575	3,617
3.974% due 05/01/2036 (a)	7	7
4.139% due 07/01/2029 (a)	158	163
4.147% due 05/01/2036 (a)	440	447
4.244% due 11/01/2025 (a)	389	400
5.156% due 04/01/2033 (a)	199	203
5.194% due 12/01/2040 (a)	1,198	1,244
5.531% due 06/01/2032 (a)	1,069	1,088
5.750% due 12/25/2008	512	512
6.500% due 06/01/2006 - 12/25/2042 (c)	1,053	1,097
6.880% due 11/01/2006	2,615	2,726
6.962% due 09/01/2029 (a)	783	802
7.270% due 05/01/2010	1,045	1,167
7.409% due 06/01/2030 (a)	368	378
7.480% due 02/01/2010	745	836
7.500% due 05/01/2028 - 09/01/2030 (c)	588	633
7.921% due 05/01/2030 (a)	70	72
8.000% due 10/01/2026	415	452
9.000% due 04/01/2020 - 01/01/2026 (c)	595	663
9.500% due 07/01/2021 - 06/01/2025 (c)	644	728
Freddie Mac
3.427% due 03/01/2030 (a)	618	635
4.000% due 09/22/2009	6,000	5,980
5.500% due 02/15/2016 - 08/15/2030 (c)	1,046	1,048
5.641% due 11/01/2031 (a)	2,236	2,296
5.892% due 07/01/2019 (a)	27	27
6.000% due 10/01/2033	904	935
6.250% due 03/15/2028	10,000	10,268
6.500% due 05/01/2006	44	45
7.250% due 06/15/2007	11	11
Government National Mortgage Association
2.760% due 06/20/2032 (a)	496	498
2.807% due 02/16/2032 (a)	678	680
2.810% due 06/20/2030 (a)	125	125
2.907% due 04/16/2032 (a)	504	508
3.250% due 01/20/2030 (a)	93	95
3.375% due 01/20/2027 (a)	2,689	2,735
3.500% due 09/20/2029 - 10/20/2029 (a)(c)	8,894	9,042
3.750% due 07/20/2026 (a)	91	92
5.500% due 02/20/2028	39	39
6.000% due 01/15/2032 - 03/15/2032 (c)	75	77
8.500% due 12/20/2026 - 11/20/2027 (c)	172	188

Total U.S. Government Agencies (Cost $76,301)		75,777

U.S. TREASURY OBLIGATIONS 9.6%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	3,494	3,701
3.625% due 01/15/2008	66,976	72,975
3.875% due 01/15/2009	3,538	3,967
U.S. Treasury Notes
2.750% due 07/31/2006	12,400	12,364
11.750% due 02/15/2010	118,900	120,228

Total U.S. Treasury Obligations (Cost $212,924)		213,235

MORTGAGE-BACKED SECURITIES 7.0%
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (a)	3,426	3,475
6.500% due 02/25/2033	2,890	2,939
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	758	769
5.261% due 10/25/2032 (a)	608	610
5.635% due 02/25/2033 (a)	103	103
4.771% due 12/25/2033 (a)	4,133	4,156
4.299% due 01/25/2034 (a)	3,944	3,960
4.905% due 01/25/2034 (a)	2,961	2,983
2.697% due 02/25/2034 (a)	7,702	7,727
3.748% due 11/25/2034 (a)	11,318	11,427
Commercial Mortgage Pass-Through Certificates
2.572% due 07/15/2015 (a)	2,883	2,885
Countrywide Home Loans, Inc.
4.879% due 07/25/2019	1,954	1,955
5.343% due 03/19/2032 (a)	524	531
6.000% due 02/25/2033	116	117
2.688% due 04/25/2034 (a)	1,361	1,351
CS First Boston Mortgage Securities Corp.
1.258% due 03/25/2032 (a)	2,975	2,968
2.807% due 05/25/2032 (a)	2,784	2,780
4.928% due 11/25/2032 (a)	453	463
6.500% due 04/25/2033	2,098	2,138
2.360% due 08/25/2033 (a)	3,562	3,535
First Republic Mortgage Loan Trust
2.737% due 06/25/2030 (a)	2,124	2,125
2.752% due 11/15/2031 (a)	1,760	1,772
2.702% due 08/15/2032 (a)	8,719	8,725
GS Mortgage Securities Corp.
2.553% due 11/15/2015 (a)	3,352	3,361
GSR Mortgage Loan Trust
6.000% due 03/25/2032	459	462
GSRPM Mortgage Loan Trust
2.817% due 11/25/2031 (a)	5,443	5,463
Impac CMB Trust
2.867% due 09/25/2033 (a)	5,248	5,296
Long Beach Mortgage Loan Trust
2.697% due 07/25/2032 (a)	147	148
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,293	3,318
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	517	533
Sequoia Mortgage Trust
2.790% due 10/20/2027 (a)	3,526	3,537
2.760% due 07/20/2033 (a)	10,177	10,128
Structured Asset Mortgage Investments, Inc.
2.740% due 09/19/2032 (a)	7,119	7,091
2.760% due 03/19/2033 (a)	8,230	8,250
Structured Asset Securities Corp.
2.867% due 06/25/2017 (a)	95	95
2.717% due 10/25/2027 (a)	2,146	2,147
2.897% due 03/25/2031 (a)	17	18
2.708% due 02/25/2032 (a)	2,369	2,369
3.348% due 05/25/2032 (a)	1,376	1,390
2.917% due 07/25/2032 (a)	64	64
2.917% due 07/25/2032 (a)	1,094	1,097
2.917% due 07/25/2032 (a)	3,607	3,617
5.450% due 03/25/2033 (a)	6,413	6,399
2.917% due 11/25/2033 (a)	232	226
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)	7,975	7,971
5.385% due 02/25/2031 (a)	292	299
6.308% due 07/25/2032 (a)	1,401	1,411
5.145% due 10/25/2032 (a)	959	972
5.105% due 02/25/2033 (a)	2,543	2,558
5.396% due 02/25/2033 (a)	1,959	1,973
3.671% due 01/25/2041 (a)	34	34
2.922% due 06/25/2042 (a)	6,013	6,075

Total Mortgage-Backed Securities (Cost $156,050)		155,796

ASSET-BACKED SECURITIES 5.7%
AFC Home Equity Loan Trust
2.727% due 12/22/2027 (a)	148	149
Ameriquest Mortgage Securities, Inc.
2.827% due 02/25/2033 (a)	847	849
2.827% due 03/25/2033 (a)	666	668
2.567% due 11/25/2033 (a)	1,258	1,259
2.897% due 02/25/2034 (a)	2,777	2,758
Amortizing Residential Collateral Trust
2.677% due 09/25/2030 (a)	275	275
2.767% due 10/25/2031 (a)	1,999	2,004
2.707% due 07/25/2032 (a)	450	450
Argent Securities, Inc.
2.867% due 09/25/2033 (a)	3,258	3,268
Asset-Backed Securities Corp. Home Equity Loan Trust
2.787% due 06/21/2029 (a)	1	1
Bear Stearns Asset-Backed Securities, Inc.
2.557% due 11/25/2029 (a)	313	314
2.747% due 10/25/2032 (a)	1,154	1,156
2.867% due 03/25/2043 (a)	6,894	6,910
CDC Mortgage Capital Trust
2.707% due 01/25/2033 (a)	192	192
2.787% due 08/25/2033 (a)	1,095	1,097
Centex Home Equity
2.657% due 03/25/2030 (a)	10,189	10,201
2.717% due 09/26/2033 (a)	2,368	2,372
Chase Funding Loan Acquisition Trust
2.657% due 07/25/2030 (a)	1,081	1,082
Chase Funding Mortgage Loan Asset-Backed Certificates
2.637% due 10/25/2030 (a)	122	122
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)	541	541
ContiMortgage Home Equity Loan Trust
2.702% due 03/15/2024 (a)	334	335
Countrywide Asset-Backed Certificates
2.577% due 08/25/2023 (a)	1,786	1,786
2.677% due 05/25/2032 (a)	666	667
2.787% due 05/25/2032 (a)	1,096	1,098
2.837% due 04/25/2033 (a)	393	394
2.568% due 12/25/2034 (a)	894	894
Credit-Based Asset Servicing & Securitization LLC
2.737% due 06/25/2032 (a)	1,166	1,168
CS First Boston Mortgage Securities Corp.
2.727% due 01/25/2032 (a)	728	730
2.857% due 08/25/2032 (a)	399	400
Equity One ABS, Inc.
2.717% due 04/25/2034 (a)	10,182	10,192
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,099	5,081
2.547% due 10/25/2034 (a)	367	367
Fremont Home Loan Trust
2.757% due 02/25/2033 (a)	1,347	1,350
Home Equity Asset Trust
2.717% due 11/25/2032 (a)	366	366
2.827% due 03/25/2033 (a)	942	944
Home Equity Mortgage Trust
2.817% due 09/25/2033 (a)	512	513
2.837% due 01/15/2034 (a)	864	866
2.607% due 06/25/2034 (a)	3,740	3,742
2.567% due 12/25/2034 (a)	754	754
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	1,055	1,058
Irwin Home Equity Loan Trust
2.787% due 02/25/2012 (a)	252	252
2.938% due 06/25/2028 (a)	2,113	2,122
2.707% due 06/25/2029 (a)	1,534	1,533
2.688% due 07/25/2032 (a)	2,299	2,301
Long Beach Mortgage Loan Trust
2.667% due 09/25/2031 (a)	47	47
2.767% due 03/25/2032 (a)	95	96
2.817% due 03/25/2033 (a)	1,117	1,119
Merrill Lynch Mortgage Investors, Inc.
2.737% due 05/25/2033 (a)	137	137
2.777% due 11/25/2033 (a)	479	480
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.757% due 08/25/2033 (a)	3,994	4,002
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)	512	514
2.717% due 09/25/2032 (a)	350	350
2.837% due 11/25/2032 (a)	559	560
Morgan Stanley Warehouse Facilities
2.090% due 07/06/2005 (a)(i)	16,500	16,433
Novastar Home Equity Loan
2.747% due 09/25/2031 (a)	678	679
Renaissance Home Equity Loan Trust
2.767% due 08/25/2032 (a)	729	730
2.857% due 08/25/2033 (a)	2,460	2,468
2.917% due 12/25/2033 (a)	5,386	5,410
Residential Asset Mortgage Products, Inc.
2.757% due 08/25/2033 (a)	2,283	2,280
2.747% due 12/25/2033 (a)	6,659	6,661
Residential Asset Securities Corp.
2.647% due 09/25/2031 (a)	1,540	1,542
Salomon Brothers Mortgage Securities VII, Inc.
2.717% due 03/25/2032 (a)	2,074	2,074
Saxon Asset Securities Trust
2.688% due 01/25/2032 (a)	430	430
2.817% due 12/25/2032 (a)	1,097	1,099
Specialty Underwriting & Residential Finance
2.757% due 01/25/2034 (a)	1,324	1,325
2.747% due 06/25/2034 (a)	4,031	4,033
Terwin Mortgage Trust
2.997% due 09/25/2033 (a)	128	128
WMC Mortgage Pass-Through Certificates
2.742% due 05/15/2030 (a)	935	937

Total Asset-Backed Securities (Cost $128,063)		128,115

SHORT-TERM INSTRUMENTS 59.0%
Certificates of Deposit 8.5%
Bank of America, N.A.
2.360% due 03/14/2005	47,700	47,700
Citibank, N.A.
2.380% due 03/07/2005	47,600	47,600
2.395% due 03/10/2005	100	100
HSBC Bank USA
2.410% due 04/01/2005	37,100	37,100
Wells Fargo Bank N.A.
2.430% due 01/05/2005	56,100	56,100

		188,600

Commercial Paper 36.9%
Bank of Ireland
1.960% due 01/27/2005	43,700	43,643
Fannie Mae
0.000% due 01/03/2005	29,968	29,968
1.958% due 01/07/2005	23,800	23,795
1.986% due 01/26/2005	4,100	4,095
2.000% due 01/26/2005	64,700	64,617
2.075% due 02/02/2005	47,600	47,517
2.030% due 02/04/2005	2,600	2,595
2.197% due 02/16/2005	900	898
2.210% due 02/16/2005	2,500	2,493
2.248% due 03/02/2005	27,100	26,999
2.299% due 03/02/2005	23,800	23,712
2.130% due 03/03/2005	17,700	17,638
2.390% due 03/16/2005	7,800	7,761
0.000% due 04/01/2005	30,000	29,813
1.010% due 04/01/2005 (i)	50,000	49,689
2.555% due 04/01/2005 (i)	30,000	29,813
2.390% due 04/15/2005	3,000	2,978
Federal Home Loan Bank
2.100% due 01/03/2005	5,400	5,400
1.955% due 01/14/2005	13,800	13,792
Ford Motor Credit Co.
2.520% due 04/08/2005	2,300	2,285
Fortis Funding LLC
1.965% due 02/01/2005	68,700	68,591
Freddie Mac
1.950% due 01/18/2005	23,800	23,780
1.985% due 01/25/2005	47,800	47,742
2.200% due 01/28/2005	100	100
2.190% due 02/15/2005	29,900	29,822
2.100% due 03/01/2005	26,800	26,702
2.110% due 03/01/2005	21,400	21,329
2.183% due 03/08/2005	400	398
2.200% due 03/08/2005	23,800	23,693
2.220% due 03/11/2005	47,600	47,377
2.260% due 03/14/2005	700	697
2.232% due 03/15/2005	17,700	17,612
General Motors Acceptance Corp.
2.362% due 03/21/2005	990	985
2.495% due 04/05/2005	4,030	4,004
Nordea North America, Inc.
1.955% due 01/28/2005	55,000	54,925
UBS AG
1.930% due 07/05/2005 (i)	5,000	4,931
UBS Finance, Inc.
2.200% due 01/03/2005	61,200	61,200

		823,638

Repurchase Agreement 13.5%
UBS Securities LLC
1.600% due 01/03/2005	300,000	300,000
(Dated 12/31/2004. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $307,068. Repurchase proceeds are $300,040.)

U.S. Treasury Bills 0.1%
2.191% due 03/03/2005-03/17/2005 (c)(d)(e)	3,265	3,249

Total Short-Term Instruments (Cost $1,315,636)		1,315,487

Total Investments (Cost $2,253,776)	101.1%	$2,253,001
Written Options (g) (Premiums $893)	(0.0%)	(885)

Other Assets and Liabilities (Net)	(1.1%)	(23,474)

Net Assets	100.0%	$2,228,642

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $996 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(e) Securities with an aggregate market value of $866 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	03/2005	972	$817
U.S. Treasury 5-Year Note Long Futures	03/2005	29	13

			$830

(f) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$8,600	$15
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	19,900	34
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	236,200	(265)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(275)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	123,000	(126)

						$(619)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/17/2005	$3,745	$13
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	16,900	113
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	34
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/11/2005	650	2
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	900	5
Merrill Lynch & Co., Inc.	United Mexican States 11.375% until 09/15/2016	Sell	1.250%	01/22/2005	2,000	13

						$180

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$21,430	$420	$885
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	21,430	473	0

						$893	$885

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$2,850	$3,083	$3,061
U.S. Treasury Note	4.250	08/15/2013	93,710	94,479	93,761

				$97,562	$96,822

(i) The aggregate value of fair valued securities is $90,928, which is 4.08% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

Short-Term Portfolio II

December 31, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 13.3%
Banking & Finance 4.2%
Bank of America, N.A.
2.300% due 02/16/2005 (a)		$19,400	$19,401
DaimlerChrysler Financial Services N.A. LLC
2.260% due 04/27/2005 (a)		1,000	998
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		100	102
Duke Capital LLC
6.250% due 07/15/2005		1,312	1,334
Ford Motor Credit Co.
7.500% due 03/15/2005		6,653	6,710
2.307% due 04/28/2005 (a)		2,000	1,998
6.750% due 05/15/2005		6,050	6,129
7.600% due 08/01/2005		8,000	8,188
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)		5,360	5,381
6.750% due 01/15/2006		2,700	2,771
2.595% due 05/18/2006 (a)		8,600	8,564
Household Finance Corp.
6.700% due 11/15/2005		2,920	3,004
Korea Development Bank
7.250% due 05/15/2006		150	158
Merrill Lynch & Co, Inc.
2.843% due 09/27/2005 (a)		1,000	1,000
Pemex Project Funding Master Trust
3.540% due 01/07/2005 (a)		2,000	2,000
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		8,860	8,859

			76,597

Industrials 4.2%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005		3,710	3,812
American Standard, Inc.
7.375% due 04/15/2005		2,878	2,913
AOL Time Warner, Inc.
5.625% due 05/01/2005		450	454
Caesars Entertainment, Inc.
7.875% due 12/15/2005		3,285	3,416
Constellation Brands, Inc.
8.625% due 08/01/2006		840	901
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005		7,296	7,309
7.750% due 06/15/2005		3,490	3,565
Delhaize America, Inc.
7.375% due 04/15/2006		2,100	2,215
Duke Energy Field Services LLC
7.500% due 08/16/2005		420	431
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,298
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,445	3,626
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		2,975	3,101
HCA, Inc.
6.910% due 06/15/2005		4,550	4,617
HJ Heinz Co.
6.189% due 12/01/2020 (a)(i)		3,550	3,687
ITT Corp.
6.750% due 11/15/2005		2,250	2,323
Lear Corp.
7.960% due 05/15/2005		1,800	1,829
Lenfest Communications, Inc.
8.375% due 11/01/2005		5,727	5,969
MGM Mirage, Inc.
6.950% due 02/01/2005		3,261	3,269
Mirage Resorts, Inc.
6.625% due 02/01/2005		1,070	1,073
Nabisco, Inc.
6.375% due 02/01/2005		4,470	4,479
News America Holdings
7.430% due 10/01/2026		1,500	1,749
Petroleos Mexicanos
6.500% due 02/01/2005		4,030	4,043
Pioneer Natural Resources Co.
8.875% due 04/15/2005		3,189	3,238
PP&L Capital Funding, Inc.
7.750% due 04/15/2005		405	410
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		1,060	1,080
Safeway, Inc.
3.800% due 08/15/2005		1,740	1,746
Smurfit Capital Funding PLC
6.750% due 11/20/2005		1,720	1,763
Tyco International Group S.A.
6.375% due 06/15/2005		2,305	2,339
Waste Management, Inc.
7.000% due 05/15/2005		1,210	1,223
Weyerhaeuser Co.
5.500% due 03/15/2005		475	477

			78,355

Utilities 4.9%
AEP Texas Central Co.
3.000% due 02/15/2005		8,200	8,204
BellSouth Corp.
4.119% due 04/26/2005 (a)		6,700	6,728
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		4,460	4,578
Dominion Resources, Inc.
2.800% due 02/15/2005		7,117	7,121
7.625% due 07/15/2005		257	263
Duke Energy Corp.
2.890% due 12/08/2005 (a)		4,235	4,244
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,332
Florida Power Corp.
6.720% due 07/01/2005		500	509
GPU, Inc.
7.700% due 12/01/2005		8,500	8,807
Illinois Power Co.
6.750% due 03/15/2005		2,000	2,015
Ohio Edison Co.
4.000% due 05/01/2008		40	40
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		4,617	4,621
Pepco Holdings, Inc.
3.750% due 02/15/2006		3,300	3,317
PPL Capital Funding Trust I
7.290% due 05/18/2006		1,250	1,304
Progress Energy, Inc.
6.750% due 03/01/2006		2,010	2,086
Qwest Corp.
6.625% due 09/15/2005		2,000	2,050
SBC Communications, Inc.
4.250% due 06/05/2021		13,140	13,217
Southwestern Electric Power
4.500% due 07/01/2005		1,640	1,651
Sprint Capital Corp.
7.900% due 03/15/2005		14,217	14,372
TXU Energy Co. LLC
2.838% due 01/17/2006 (a)		220	221

			89,680

Total Corporate Bonds & Notes (Cost $244,874)			244,632

MUNICIPAL BONDS & NOTES 0.1%
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035		1,000	1,021

Total Municipal Bonds & Notes (Cost $1,037)			1,021

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
2.460% due 03/23/2005 (a)		17,300	17,300
2.537% due 03/25/2034 (a)		17,762	17,671
2.634% due 10/01/2040 (a)		79	80
2.887% due 09/17/2027 (a)		33	34
2.938% due 02/25/2022 - 07/18/2027 (a)(c)		29	29
3.037% due 08/25/2022 (a)		4	4
3.061% due 11/01/2018 (a)		26	26
3.087% due 12/25/2022 (a)		4	4
3.120% due 11/01/2017 (a)		17	17
3.125% due 07/01/2017 - 11/01/2018 (a)(c)		95	95
3.137% due 09/25/2022 (a)		3	3
3.143% due 01/01/2018 (a)		93	94
3.152% due 02/01/2019 (a)		1	1
3.287% due 02/25/2023 (a)		2	2
3.438% due 08/25/2022 (a)		3	3
3.500% due 04/25/2017		6,032	6,023
3.587% due 09/25/2023 (a)		340	349
3.835% due 01/01/2033 (a)		553	567
4.094% due 09/01/2031 (a)		299	309
4.451% due 09/01/2031 (a)		3,388	3,506
4.500% due 02/25/2008		6,674	6,715
4.860% due 06/01/2024 (a)		11	11
4.892% due 02/01/2024 (a)		12	12
5.500% due 07/01/2017 - 01/19/2020 (c)		12,348	12,766
5.980% due 12/01/2017 (a)		7	8
6.000% due 07/25/2024		1,377	1,387
6.100% due 01/25/2012		33,250	33,427
Federal Home Loan Bank
1.625% due 04/15/2005		3,150	3,143
Freddie Mac
2.652% due 07/15/2016 (a)		1,636	1,637
2.837% due 01/15/2022 (a)		1	1
3.000% due 11/01/2016 (a)		131	133
3.050% due 06/01/2017 (a)		32	33
3.087% due 03/15/2020 (a)		2	2
3.125% due 09/01/2017 (a)		26	26
3.188% due 03/15/2023 (a)		4	4
3.625% due 06/01/2018 (a)		144	145
3.834% due 12/01/2025 (a)		52	54
3.884% due 11/01/2018 (a)		69	70
4.557% due 11/01/2028 (a)		70	72
5.000% due 05/15/2021		939	950
5.282% due 02/01/2036 (a)		69	72
5.500% due 08/15/2030		1,303	1,300
Government National Mortgage Association
3.375% due 04/20/2030 (a)		86	88
4.750% due 07/20/2027 (a)		57	58
5.500% due 02/20/2028		67	67

Total U.S. Government Agencies (Cost $108,468)			108,298

U.S. TREASURY OBLIGATIONS 7.1%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		366	399
3.875% due 01/15/2009		23	26
U.S. Treasury Note
2.875% due 11/30/2006		130,450	130,083

Total U.S. Treasury Obligations (Cost $130,356)			130,508

MORTGAGE-BACKED SECURITIES 5.5%
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)		16	17
4.771% due 12/25/2033 (a)		1,542	1,551
4.299% due 01/25/2034 (a)		1,651	1,658
4.905% due 01/25/2034 (a)		906	913
2.697% due 02/25/2034 (a)		1,692	1,697
3.748% due 11/25/2034 (a)		11,411	11,520
Bear Stearns Commercial Mortgage Securities, Inc.
2.617% due 05/14/2016 (a)		6,700	6,709
Commercial Mortgage Pass-Through Certificates
2.572% due 07/15/2015 (a)		2,883	2,885
2.602% due 07/15/2015 (a)		8,200	8,214
Countrywide Home Loans, Inc.
4.879% due 07/25/2019		1,477	1,478
4.973% due 09/19/2032 (a)		127	128
2.688% due 04/25/2034 (a)		3,583	3,555
CS First Boston Mortgage Securities Corp.
2.522% due 02/15/2014 (a)		5,770	5,778
2.262% due 03/25/2032 (a)		175	174
First Republic Mortgage Loan Trust
2.702% due 08/15/2032 (a)		4,589	4,592
GS Mortgage Securities Corp.
2.552% due 11/15/2015 (a)		3,151	3,160
GSRPM Mortgage Loan Trust
3.117% due 01/25/2032 (a)		2,171	2,192
Harborview Mortgage Loan Trust
2.780% due 02/25/2034 (a)		6,792	6,795
Mellon Residential Funding Corp.
2.842% due 12/15/2030 (a)		5,882	5,897
SACO I, Inc.
2.567% due 02/25/2028 (a)(i)		16,914	16,914
Sequoia Mortgage Trust
2.790% due 10/20/2027 (a)		3,958	3,971
Structured Asset Securities Corp.
2.917% due 07/25/2032 (a)		32	32
2.707% due 01/25/2033 (a)		153	153
2.917% due 11/25/2033 (a)		472	460
2.547% due 12/25/2033 (a)		2,619	2,621
Washington Mutual Mortgage Securities Corp.
2.688% due 12/25/2027 (a)		6,836	6,833
2.922% due 06/25/2042 (a)		1,311	1,325

Total Mortgage-Backed Securities (Cost $101,146)			101,222

ASSET-BACKED SECURITIES 9.4%
ACE Securities Corp.
2.537% due 02/25/2034 (a)		1,022	1,022
AmeriCredit Automobile Receivables Trust
6.350% due 08/06/2006		8,000	8,089
Ameriquest Mortgage Securities, Inc.
2.688% due 08/25/2032 (a)		603	603
2.827% due 02/25/2033 (a)		1,715	1,719
2.857% due 02/25/2033 (a)		438	438
2.827% due 03/25/2033 (a)		75	76
2.567% due 11/25/2033 (a)		380	380
2.897% due 02/25/2034 (a)		295	293
Amortizing Residential Collateral Trust
2.707% due 07/25/2032 (a)		344	343
2.737% due 07/25/2032 (a)		94	95
Argent Securities, Inc.
2.867% due 09/25/2033 (a)		346	347
2.527% due 05/25/2034 (a)		1,577	1,578
Bear Stearns Asset Backed Securities, Inc.
2.587% due 12/25/2042 (a)		2,984	2,982
Bear Stearns Asset-Backed Securities, Inc.
2.361% due 03/25/2023 (a)		4,678	4,682
CDC Mortgage Capital Trust
2.787% due 08/25/2033 (a)		611	612
Centex Home Equity
2.717% due 09/25/2032 (a)		233	233
2.717% due 09/26/2033 (a)		1,385	1,388
Centex Home Equity Co., LLC
2.537% due 07/25/2034 (a)		1,659	1,660
Chase Funding Loan Acquisition Trust
2.657% due 07/25/2030 (a)		700	700
Chase Funding Mortgage Loan Asset-Backed Certificates
2.637% due 10/25/2030 (a)		13	13
2.737% due 08/25/2032 (a)		623	624
Citifinancial Mortgage Securities, Inc.
2.717% due 01/25/2033 (a)		39	39
ContiMortgage Home Equity Loan Trust
3.082% due 03/15/2027 (a)		6	6
Countrywide Asset-Backed Certificates
2.575% due 10/25/2023 (a)		3,800	3,802
3.517% due 11/25/2028 (a)		1,372	1,373
2.441% due 05/25/2032 (a)		431	431
2.551% due 05/25/2032 (a)		346	347
2.567% due 12/25/2034 (a)		715	715
2.344% due 04/25/2035 (a)		8,787	8,793
Credit-Based Asset Servicing & Securitization LLC
2.567% due 12/25/2029 (a)		752	752
2.667% due 09/25/2033 (a)		893	894
2.527% due 03/25/2034 (a)		83	83
CS First Boston Mortgage Securities Corp.
2.857% due 08/25/2032 (a)		2	2
Equifirst Mortgage Loan Trust
2.517% due 01/25/2034 (a)		5,030	5,032
Equity One ABS, Inc.
2.697% due 11/25/2032 (a)		1,261	1,261
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.537% due 07/25/2033 (a)		126	126
2.820% due 02/25/2034 (a)		1,550	1,545
2.497% due 03/25/2034 (a)		1,377	1,378
Fremont Home Loan Trust
2.521% due 02/25/2033 (a)		31	31
2.507% due 02/25/2034 (a)		8,546	8,551
2.567% due 07/25/2034 (a)		1,126	1,125
2.300% due 03/25/2035 (a)		14,000	14,011
GSAMP Trust
2.607% due 10/25/2033 (a)		3,661	3,662
2.707% due 03/25/2034 (a)		6,129	6,133
HFC Home Equity Loan Asset-Backed Certificates
2.760% due 10/20/2032 (a)		2,650	2,654
Home Equity Asset Trust
2.877% due 02/25/2033 (a)		858	860
2.827% due 03/25/2033 (a)		88	88
Home Equity Mortgage Trust
2.817% due 07/25/2033 (a)		1,988	1,990
2.837% due 01/15/2034 (a)		86	87
2.667% due 04/25/2034 (a)		385	385
2.030% due 06/25/2034 (a)		1,885	1,886
2.567% due 12/25/2034 (a)		754	754
Irwin Home Equity Loan Trust
2.938% due 06/25/2028 (a)		17	17
Long Beach Mortgage Loan Trust
2.597% due 10/25/2034 (a)		363	363
Meritage Mortgage Loan Trust
2.507% due 07/25/2034 (a)		10,135	10,141
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.757% due 08/25/2033 (a)		27	27
2.567% due 10/25/2034 (a)		7,981	7,979
Morgan Stanley Dean Witter Capital I, Inc.
2.717% due 09/25/2032 (a)		318	319
NationsCredit Home Equity Loan Trust
6.500% due 10/15/2028 (i)		71	70
New Century Home Equity Loan Trust
2.587% due 11/25/2033 (a)		922	923
Novastar Home Equity Loan
2.692% due 04/25/2028 (a)		9	9
2.747% due 09/25/2031 (a)		541	542
Option One Mortgage Loan Trust
2.677% due 08/25/2031 (a)		2,596	2,598
Park Place Securities, Inc.
2.617% due 08/25/2034 (a)		243	243
Quest Trust
2.977% due 06/25/2034 (a)		8,399	8,396
Renaissance Home Equity Loan Trust
2.857% due 08/25/2033 (a)		2,377	2,386
2.777% due 11/25/2034 (a)		2,722	2,727
Residential Asset Mortgage Products, Inc.
2.577% due 09/25/2013 (a)		5,231	5,234
2.747% due 12/25/2033 (a)		2,177	2,178
Residential Asset Securities Corp.
2.577% due 02/25/2021 (a)		1,064	1,065
2.517% due 01/25/2025 (a)		16,688	16,699
2.537% due 06/25/2025 (a)		3,704	3,706
2.647% due 09/25/2031 (a)		732	734
Saxon Asset Securities Trust
2.688% due 01/25/2032 (a)		206	206
2.817% due 12/25/2032 (a)		7	7
Sears Credit Account Master Trust
5.650% due 03/17/2009		75	75
Soundview Home Equity Loan Trust
2.540% due 02/25/2012 (a)		5,100	5,104
Structured Asset Securities Corp.
2.537% due 06/25/2034 (a)		195	196
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		441	448
Terwin Mortgage Trust
2.997% due 06/25/2033 (a)		1	1
Truman Capital Mortgage Loan Trust
2.757% due 01/25/2034 (a)		2,888	2,885

Total Asset-Backed Securities (Cost $171,940)			171,951

SOVEREIGN ISSUES 1.7%
Republic of Brazil
10.000% due 01/16/2007		20	22
3.125% due 04/15/2009 (a)		11,627	11,539
7.720% due 06/29/2009 (a)		1,390	1,638
3.125% due 04/15/2012 (a)		13,352	12,800
Russian Federation
8.750% due 07/24/2005		4,900	5,042

Total Sovereign Issues (Cost $29,653)			31,041

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.6%
Kingdom of Sweden
8.000% due 08/15/2007	SK	59,300	10,090

Total Foreign Currency-Denominated Issues (Cost $9,456)			10,090

SHORT-TERM INSTRUMENTS 68.8%
Certificates of Deposit 6.8%
Bank of America, N.A.
2.300% due 03/16/2005		$48,200	48,200
HSBC Bank USA
2.410% due 04/01/2005		33,800	33,800
Wells Fargo Bank, N.A.
2.430% due 01/05/2005		43,400	43,400

			125,400

Commercial Paper 40.0%
Barclays U.S. Funding Corp.
1.985% due 02/01/2005		56,500	56,410
Den Norske Bank ASA
1.980% due 02/03/2005		37,000	36,937
Fannie Mae
1.010% due 01/03/2005		40,000	40,000
1.010% due 01/04/2005		26,235	26,234
2.248% due 03/02/2005		17,700	17,634
2.299% due 03/02/2005		17,700	17,634
2.285% due 03/09/2005		36,800	36,633
2.319% due 03/09/2005		32,300	32,153
2.390% due 03/16/2005		36,400	36,216
1.010% due 04/01/2005		32,300	32,099
1.010% due 04/01/2005 (i)		32,300	32,099
2.555% due 04/01/2005 (i)		36,833	36,604
2.390% due 04/15/2005		18,400	18,266
2.485% due 05/25/2005		18,400	18,209
Federal Home Loan Bank
2.100% due 01/03/2005		48,000	48,000
Ford Motor Credit Co.
2.520% due 04/08/2005		3,000	2,980
Freddie Mac
1.985% due 01/25/2005		50,300	50,239
2.200% due 01/28/2005		100	100
2.160% due 02/08/2005		400	399
2.190% due 02/15/2005		32,400	32,315
2.100% due 03/01/2005		19,900	19,827
2.110% due 03/01/2005		27,000	26,910
1.890% due 03/07/2005		10,600	10,553
2.183% due 03/08/2005		300	299
2.260% due 03/14/2005		900	896
2.232% due 03/15/2005		200	199
General Electric Capital Corp.
2.340% due 03/01/2005		50,600	50,412
General Motors Acceptance Corp.
2.362% due 03/21/2005		920	915
2.404% due 03/22/2005		3,660	3,640
2.436% due 04/05/2005		1,100	1,093
Nordea North America, Inc.
1.970% due 02/01/2005		34,700	34,645
UBS AG
1.930% due 07/05/2005 (i)		45,000	45,000

			733,450

Repurchase Agreements 21.9%
UBS Securities LLC
1.600% due 01/03/2005		400,000	400,000
(Dated 12/31/2004. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $409,248. Repurchase proceeds are $400,053.)
State Street Bank
1.900% due 01/03/2005		1,421	1,421
(Dated 12/31/2004. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $1,452. Repurchase proceeds are $1,421.)

			401,421

U.S. Treasury Bills 0.1%
2.163% due 03/03/2005-03/17/2005 (c)(d)		1,740	1,733

Total Short-Term Instruments (Cost $1,262,043)			1,262,004

Total Investments (Cost $2,058,973)		112.4%	$2,060,767
Written Options (f) (Premiums $0)		(0.0%)	(162)

Other Assets and Liabilities (Net)		(12.4%)	(226,933)

Net Assets		100.0%	$1,833,672

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,574 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar September Long Futures	09/2005	1	$(1)
Euribor Written Put Options Strike @ 97.500	09/2005	2,087	(207)
Euro-Bobl 5-Year Note Long Futures	03/2005	128	41
U.S. Treasury 10-Year Note Long Futures	03/2005	85	129

			$(38)

(e) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	$203
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		312,500	1,768
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006		$1,500	(93)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		44,400	(155)

							$1,723

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$1,750	$5
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/17/2005	1,760	6
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/11/2005	2,700	10
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	5,250	13
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	2,000	0
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	1,000	3
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	3,000	26

						$64

(f) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Nuveen California Performance Plus Municipal Fund 7.430% due 10/01/2026	Lehman Brothers, Inc.	100.000	%**	10/01/2006	$1,500	$0	$162

						$0	$162

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(g) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$8,720	$8,792	$8,721

(h) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JY	899,149	01/2005	$14	$0	$14
Sell	SK	13,107	01/2005	0	(10)	(10)

				$14	$(10)	$4

(i) The aggregate value of fair valued securities is $134,374, which is 7.33% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.0%
Banking & Finance 4.1%
Bear Stearns Cos., Inc.
2.760% due 06/19/2006 (a)	$6,100	$6,122
CIT Group, Inc.
2.730% due 06/19/2006 (a)	4,900	4,913
2.921% due 09/22/2006 (a)	7,000	7,034
Countrywide Home Loans, Inc.
2.890% due 06/02/2006 (a)	3,765	3,782
Ford Motor Credit Co.
2.490% due 07/07/2005 (a)	5,605	5,592
2.510% due 07/18/2005 (a)	5,325	5,322
7.600% due 08/01/2005	10,975	11,233
General Electric Capital Corp.
2.615% due 03/15/2005 (a)	36,700	36,715
General Motors Acceptance Corp.
7.500% due 07/15/2005	20,000	20,415
3.329% due 10/20/2005 (a)	24,950	25,048
3.185% due 05/18/2006 (a)	25,000	24,894
Goldman Sachs Group, Inc.
2.280% due 10/27/2006 (a)	7,700	7,718
2.200% due 01/09/2007 (a)	60,000	60,109
2.445% due 10/07/2011 (a)	2,000	2,010
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	54,079
National Australia Bank Ltd.
2.955% due 05/19/2010 (a)	2,500	2,492
Postal Square LP
6.500% due 06/15/2022	4,240	4,682
SLM Corp.
2.320% due 07/25/2007 (a)	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	13,033	13,058
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)	29,300	29,296
Washington Mutual, Inc.
2.450% due 11/03/2005 (a)	7,700	7,714

		333,231

Industrials 0.8%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,618
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)	11,098	11,150
2.960% due 05/24/2006 (a)	11,060	11,119
2.940% due 09/10/2007 (a)	15,000	15,061

		64,948

Utilities 0.1%
Duke Energy Corp.
2.420% due 01/15/2005 (a)	1,900	1,900
Southern California Edison Co.
2.353% due 01/13/2006 (a)	5,600	5,621

		7,521

Total Corporate Bonds & Notes (Cost $405,771)		405,700

MUNICIPAL BONDS & NOTES 0.2%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	13,704

Total Municipal Bonds & Notes (Cost $13,284)		13,704

U.S. GOVERNMENT AGENCIES 40.4%
Fannie Mae
1.955% due 10/21/2005 (a)	432,200	432,008
2.125% due 02/10/2006	30,705	30,410
2.150% due 04/13/2006	104,500	103,307
2.308% due 09/06/2005 (a)	209,500	209,433
2.375% due 12/15/2005	400,000	397,853
2.508% due 11/25/2033 (a)	6	6
2.528% due 07/25/2032 (a)	3,705	3,707
2.530% due 05/25/2034 (a)	6,655	6,637
2.538% due 06/25/2033 - 03/25/2034 (a)(e)	23,375	23,307
2.548% due 06/25/2032 (a)	28	28
2.577% due 03/25/2032 (a)	2,652	2,656
2.588% due 11/25/2032 (a)	238	238
2.795% due 02/01/2041 (a)	8	8
2.875% due 10/15/2005 - 05/19/2008 (e)	104,000	103,675
2.888% due 08/25/2021 - 03/25/2022 (a)(e)	352	355
2.995% due 11/01/2030 (a)	6	6
3.038% due 08/25/2022 (a)	118	119
3.066% due 11/01/2020 (a)	67	68
3.138% due 04/25/2022 (a)	149	151
3.296% due 03/01/2018 (a)	58	59
3.318% due 04/25/2032 (a)	2,729	2,775
3.463% due 06/01/2021 (a)	5,936	6,006
3.533% due 12/01/2029 (a)	276	282
3.625% due 05/01/2022 (a)	17	18
3.700% due 07/01/2019 (a)	104	104
3.706% due 07/01/2028 (a)	78	80
3.727% due 05/01/2025 (a)	40	42
3.730% due 01/01/2018 - 07/01/2018 (a)(e)	1,514	1,544
3.731% due 12/01/2032 (a)	173	176
3.772% due 12/01/2022 (a)	112	116
3.847% due 03/01/2026 (a)	165	171
3.875% due 09/01/2017 - 01/01/2018 (a)(e)	91	92
3.930% due 09/01/2033 (a)	37	38
4.090% due 12/01/2029 (a)	263	271
4.125% due 04/15/2014	180,000	174,790
4.131% due 12/01/2029 - 10/01/2032 (a)(e)	243	253
4.137% due 09/01/2022 (a)	13	13
4.168% due 12/01/2029 (a)	34	35
4.179% due 09/01/2031 (a)	686	713
4.250% due 12/01/2026 (a)	42	43
4.331% due 09/01/2028 (a)	484	501
4.432% due 06/01/2028 (a)	179	184
4.597% due 10/01/2025 (a)	67	69
4.650% due 08/01/2014 (a)	104	104
4.683% due 02/01/2026 (a)	41	41
5.000% due 07/29/2019	18,000	17,895
5.156% due 04/01/2033 (a)	397	406
5.249% due 06/01/2032 (a)	70	72
5.250% due 01/28/2013	2,235	2,238
5.350% due 04/12/2007	700	705
5.350% due 10/01/2032 (a)	388	387
5.420% due 04/04/2007	11,800	11,871
5.428% due 05/01/2032 (a)	171	175
5.554% due 12/01/2031 (a)	108	110
5.643% due 09/01/2026 (a)	1,511	1,528
5.650% due 11/01/2014 (a)	50	51
5.651% due 09/01/2032 (a)	13	13
6.000% due 12/01/2022 - 01/13/2035 (e)	826	857
6.097% due 08/01/2028 (a)	15	15
6.446% due 06/01/2025 (a)	41	43
6.450% due 05/03/2017	28,115	28,410
6.625% due 11/15/2030	67,400	80,588
7.000% due 07/15/2005	99,000	101,228
7.270% due 01/01/2029 (a)	217	222
8.098% due 02/01/2027 (a)	43	44
Federal Farm Credit Bank
2.231% due 04/04/2006 (a)	15,000	15,013
2.266% due 06/05/2006 (a)	50,000	50,009
2.328% due 03/24/2005 (a)	1,000	1,000
2.338% due 07/28/2006 (a)	25,000	25,017
2.340% due 06/20/2006 (a)	23,600	23,619
3.060% due 01/30/2007	16,235	16,173
5.100% due 10/15/2012	2,000	2,000
7.700% due 03/09/2010	2,000	2,018
Federal Home Loan Bank
1.900% due 09/23/2005	25,000	24,838
2.500% due 02/24/2006	160,000	159,065
2.875% due 05/22/2006	172,700	172,206
3.450% due 01/23/2008	17,205	17,162
4.000% due 07/14/2008 - 03/18/2011 (e)	50,110	50,250
4.070% due 07/16/2014	1,000	956
4.125% due 05/13/2005 - 11/17/2008 (e)	58,335	58,418
4.280% due 05/18/2009	46,660	47,133
5.120% due 01/10/2013	5,000	5,002
5.125% due 08/15/2019	98,000	98,976
5.480% due 01/08/2009	9,875	10,536
5.500% due 04/17/2006	20,000	20,610
5.863% due 04/22/2009	2,400	2,603
7.760% due 03/09/2010	10,395	10,491
Freddie Mac
1.625% due 01/09/2006	1,000	986
2.000% due 10/07/2005 (a)	100,000	100,034
2.000% due 02/28/2006	86,500	85,492
2.300% due 07/25/2031 (a)	2,513	2,513
2.400% due 03/29/2007	72,000	70,643
2.517% due 10/25/2032 (a)	1,465	1,465
2.802% due 05/15/2029 (a)	2,848	2,849
2.902% due 06/15/2030 (a)	317	320
2.955% due 08/01/2019 (a)	83	84
3.034% due 03/25/2044	1,359	1,358
3.137% due 02/15/2027 (a)	73	74
3.375% due 04/15/2009	130,000	128,396
3.433% due 04/01/2027 (a)	91	94
3.500% due 02/15/2010 - 10/15/2011 (e)	73,744	73,986
3.536% due 02/01/2024 (a)	160	163
3.539% due 02/01/2018 (a)	109	111
3.642% due 07/01/2029 (a)	187	193
3.700% due 03/01/2025 (a)	6	7
3.828% due 12/01/2027 (a)	175	181
4.015% due 10/01/2031 (a)	76	78
4.065% due 07/01/2020 (a)	376	388
4.069% due 08/01/2020 (a)	97	98
4.144% due 01/01/2032 (a)	296	307
4.165% due 11/01/2018 (a)	4	5
4.283% due 09/01/2031 (a)	5	5
4.299% due 08/01/2031 (a)	62	64
4.317% due 04/01/2032 (a)	212	213
4.500% due 02/15/2011	2,134	2,140
4.720% due 05/01/2032 (a)	101	105
4.800% due 02/09/2012	47,555	47,633
4.873% due 02/01/2032 (a)	297	306
5.000% due 01/15/2034 - 04/15/2034 (e)	28,874	26,817
5.105% due 12/01/2031 (a)	97	101
5.166% due 02/01/2032 (a)	108	112
5.420% due 02/01/2025 (a)	38	38
5.449% due 12/01/2031 (a)	1,139	1,168
5.500% due 11/15/2015 - 06/15/2034 (e)	11,766	11,753
5.700% due 02/15/2031	271	273
6.500% due 10/25/2043	4,720	4,932
7.000% due 12/01/2031	250	265
Government National Mortgage Association
3.250% due 02/20/2030 (a)	7,204	7,295
3.375% due 04/20/2023 - 05/20/2030 (a)(e)	4,899	4,976
3.750% due 08/20/2025 (a)	45	46
3.750% due 07/20/2025 - 08/20/2026 (a)(e)	2,515	2,552
4.625% due 10/20/2023 - 10/20/2024 (a)(e)	359	366
5.000% due 08/20/2033 - 05/20/2034 (e)	28,294	25,170
6.500% due 04/15/2029 - 06/15/2029 (e)	349	368
8.500% due 03/20/2025	211	222
Housing Urban Development
3.090% due 08/01/2006 (k)	4,000	3,999
4.930% due 08/01/2014	4,000	4,102
Overseas Private Investment Corp.
2.360% due 08/15/2007	9,375	9,223
2.890% due 12/15/2007	6,500	6,302
Small Business Administration
2.375% due 05/25/2021 - 01/25/2022 (a)(e)	2,664	2,663
2.500% due 03/25/2025 - 07/25/2025 (a)(e)	2,711	2,712
2.600% due 01/25/2019 - 11/25/2024 (a)(e)	3,117	3,127
2.750% due 05/25/2025 (e)	1,855	1,855
4.500% due 03/01/2023	1,549	1,538
4.770% due 04/01/2024	11,742	11,774
4.875% due 09/10/2013	2,700	2,725
4.930% due 01/01/2024	9,779	9,907
5.136% due 08/10/2013	28,950	29,461
5.240% due 08/01/2023	6,091	6,275
7.060% due 11/01/2019	2,999	3,285
7.220% due 11/01/2020	2,749	3,043
7.449% due 08/01/2010	1,077	1,164
8.017% due 02/10/2010	4,474	4,865

Total U.S. Government Agencies (Cost $3,270,927)		3,277,210

U.S. TREASURY OBLIGATIONS 10.6%
Treasury Inflation Protected Security (d)
2.375% due 01/15/2025	93,985	100,531
U.S. Treasury Bonds
13.875% due 05/15/2011	31,500	36,080
8.875% due 02/15/2019	155,700	224,044
8.125% due 08/15/2021	35,400	49,026
8.000% due 11/15/2021	32,900	45,172
5.375% due 02/15/2031	27,000	29,204
U.S. Treasury Notes
3.000% due 02/15/2009	113,600	111,545
4.750% due 05/15/2014	248,000	258,521
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	7,300	3,696

Total U.S. Treasury Obligations (Cost $851,471)		857,819

MORTGAGE-BACKED SECURITIES 5.7%
Bank of America Mortgage Securities, Inc.
5.597% due 10/20/2032 (a)	2,785	2,825
6.500% due 09/25/2033	3,591	3,653
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	437	443
5.353% due 02/25/2033 (a)	1,536	1,556
5.428% due 03/25/2033 (a)	302	305
5.112% due 04/25/2033 (a)	2,275	2,292
5.383% due 04/25/2033 (a)	2,467	2,518
2.718% due 10/25/2033 (a)	8,460	8,466
4.771% due 12/25/2033 (a)	3,146	3,163
4.299% due 01/25/2034 (a)	4,708	4,728
2.698% due 02/25/2034 (a)	7,355	7,378
3.748% due 11/25/2034 (a)	24,121	24,352
Bear Stearns Asset-Backed Securities, Inc.
6.000% due 11/25/2032	1,276	1,276
Bear Stearns Commercial Mortgage Securities, Inc.
2.618% due 05/14/2016 (a)	12,100	12,116
CBA Commercial Small Balance Commercial Mortgage
2.697% due 12/25/2034 (a)(k)	10,000	10,005
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	369	371
Countrywide Alternative Loan Trust
2.568% due 06/25/2034 (a)	5,334	5,337
Countrywide Home Loan Mortgage Pass Through Trust
2.747% due 02/25/2035 (a)	10,800	10,808
2.757% due 02/25/2035 (a)	5,400	5,403
Countrywide Home Loans, Inc.
2.079% due 09/19/2032 (a)	908	906
6.000% due 02/25/2033	5,812	5,855
5.250% due 01/25/2034	57,720	57,638
2.688% due 04/25/2034 (a)	1,863	1,849
2.698% due 08/25/2034 (a)	6,561	6,547
CS First Boston Mortgage Securities Corp.
2.522% due 02/15/2014 (a)	17,912	17,938
6.300% due 11/11/2030	550	594
1.945% due 03/25/2032 (a)	3,813	3,805
5.740% due 05/25/2032 (a)	303	306
5.084% due 06/25/2032 (a)	583	588
2.968% due 04/25/2033 (a)	1,550	1,555
2.165% due 08/25/2033 (a)	12,908	12,810
Federal Agricultural Mortgage Corp.
7.260% due 07/25/2011 (k)	2,998	3,117
First Republic Mortgage Loan Trust
2.738% due 06/25/2030 (a)	2,832	2,833
2.652% due 11/15/2030 (a)	3,327	3,302
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	464
GMAC Mortgage Corp. Loan Trust
2.618% due 07/25/2012 (a)	3,964	3,967
GS Mortgage Securities Corp.
2.553% due 11/15/2015 (a)	8,129	8,151
GSRPM Mortgage Loan Trust
3.118% due 01/25/2032 (a)	1,737	1,754
Harborview Mortgage Loan Trust
2.780% due 02/25/2034 (a)	13,719	13,727
Homestar Mortgage Acceptance Corp.
2.608% due 01/25/2022 (a)	8,645	8,648
Impac CMB Trust
2.818% due 07/25/2033 (a)	728	729
Indymac Index Mortgage Loan Trust
2.748% due 09/25/2034 (a)	14,183	14,159
Indymac Loan Trust
2.798% due 11/25/2008 (a)	7,810	7,590
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,025	2,041
Mellon Residential Funding Corp.
2.842% due 12/15/2030 (a)	4,138	4,148
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,388	1,382
Morgan Stanley Capital I, Inc.
4.490% due 01/13/2041	350	349
Prime Mortgage Trust
5.000% due 02/25/2019 (a)	15,835	15,946
Residential Accredit Loans, Inc.
2.818% due 01/25/2033 (a)	7,476	7,487
2.818% due 03/25/2033 (a)	16,508	16,522
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	4,728	4,978
Residential Asset Securitization Trust
5.500% due 07/25/2033	8,702	8,747
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	958	987
Sequoia Mortgage Trust
2.760% due 10/19/2026 (a)	14,095	14,094
2.750% due 06/20/2032 (a)	2,710	2,708
2.760% due 07/20/2033 (a)	14,266	14,198
2.880% due 07/20/2033 (a)	4,986	4,996
Structured Asset Mortgage Investments, Inc.
5.142% due 03/25/2032 (a)	471	477
2.700% due 09/19/2032 (a)	11,132	11,129
2.760% due 03/19/2034 (a)	11,263	11,290
Structured Asset Securities Corp.
2.918% due 07/25/2032 (a)	8,610	8,633
2.548% due 12/25/2033 (a)	4,959	4,963
2.538% due 06/25/2034 (a)	1,407	1,408
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	271	272
2.558% due 12/25/2027 (a)	147	147
2.688% due 12/25/2027 (a)	20,708	20,698
5.109% due 02/25/2033 (a)	105	106
5.397% due 02/25/2033 (a)	1,225	1,233
5.031% due 05/25/2033 (a)	1,982	1,998
3.181% due 02/27/2034 (a)	2,956	2,963
3.671% due 01/25/2041 (a)	418	420
2.922% due 06/25/2042 (a)	10,875	10,986
Wells Fargo Mortgage-Backed Securities Trust
4.507% due 11/25/2033 (a)	1,027	1,014

Total Mortgage-Backed Securities (Cost $464,416)		462,147

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp.
2.758% due 06/25/2032 (a)	574	575
Advanta Revolving Home Equity Loan Trust
2.788% due 01/25/2024 (a)	285	286
American Express Master Trust
2.473% due 12/15/2005 (a)	3,000	3,002
AmeriCredit Automobile Receivables Trust
2.531% due 10/12/2006 (a)	1,601	1,602
Ameriquest Mortgage Securities, Inc.
2.728% due 06/25/2032 (a)	122	122
2.828% due 03/25/2033 (a)	4,864	4,875
2.508% due 04/25/2034 (a)	1,003	1,004
2.538% due 08/25/2034 (a)	832	832
2.548% due 08/25/2034 (a)	1,934	1,936
Amortizing Residential Collateral Trust
2.738% due 04/25/2029 (a)	3,490	3,500
Argent Securities, Inc.
2.528% due 05/25/2034 (a)	1,170	1,171
Asset-Backed Securities Corp. Home Equity Loan Trust
2.662% due 06/15/2031 (a)	486	479
2.673% due 11/15/2031 (a)	200	201
2.702% due 08/15/2032 (a)	1,262	1,263
Bayview Financial Acquisition Trust
2.868% due 08/28/2034 (a)	2,218	2,225
Bear Stearns Asset-Backed Securities, Inc.
2.918% due 06/25/2031 (a)	27,674	27,698
2.918% due 11/25/2042 (a)	15,387	15,409
Capital Auto Receivables Asset Trust
2.452% due 01/16/2006 (a)	2,920	2,922
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	232
CDC Mortgage Capital Trust
2.788% due 08/25/2033 (a)	1,300	1,302
Centex Home Equity
2.547% due 11/25/2028 (a)	6,091	6,095
2.698% due 06/25/2033 (a)	1,205	1,207
2.698% due 01/25/2034 (a)	4,722	4,725
Chase Funding Loan Acquisition Trust
2.748% due 01/25/2033 (a)	2,391	2,396
Chase Funding Mortgage Loan Asset-Backed Certificates
2.668% due 10/25/2031 (a)	7,010	7,020
CIT Equipment Collateral
1.490% due 12/20/2005	780	780
CIT Group Home Equity Loan Trust
2.688% due 06/25/2033 (a)	4,548	4,547
Citibank Credit Card Issuance Trust
4.400% due 05/15/2007	5,500	5,538
Citifinancial Mortgage Securities, Inc.
2.718% due 01/25/2033 (a)	677	678
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,648
Countrywide Asset-Backed Certificates
2.588% due 12/25/2018 (a)	706	707
2.371% due 09/25/2021 (a)	3,197	3,198
2.508% due 06/25/2022 (a)	3,747	3,749
2.598% due 08/25/2022 (a)	12	12
2.490% due 09/25/2022 (a)	3,600	3,602
2.560% due 05/25/2023 (a)	4,000	4,003
2.291% due 08/25/2023 (a)	4,432	4,435
2.557% due 10/25/2023 (a)	3,700	3,702
2.658% due 12/25/2031 (a)	1,069	1,071
Credit-Based Asset Servicing & Securitization LLC
2.668% due 09/25/2033 (a)	6,389	6,394
2.528% due 03/25/2034 (a)	249	249
CS First Boston Mortgage Securities Corp.
2.728% due 01/25/2032 (a)	475	476
2.858% due 08/25/2032 (a)	390	391
Daimler Chrysler Auto Trust
1.720% due 08/08/2005	10,965	10,972
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.648% due 09/25/2030 (a)	2,204	2,206
2.538% due 07/25/2033 (a)	505	505
2.820% due 02/25/2034 (a)	8,417	8,387
2.508% due 03/25/2034 (a)	3,760	3,763
Fremont Home Loan Trust
2.508% due 02/25/2034 (a)	1,085	1,085
2.518% due 05/24/2034 (a)	1,972	1,974
2.567% due 11/25/2034 (a)	15,000	15,012
GMAC Mortgage Corp. Loan Trust
2.517% due 10/25/2033	10,709	10,716
GSAMP Trust
2.580% due 06/20/2033 (a)	416	416
2.768% due 06/25/2034 (a)	9,026	9,046
2.568% due 08/25/2034 (a)	1,577	1,578
GSRPM Mortgage Loan Trust
2.798% due 09/25/2042 (a)(k)	12,285	12,236
HFC Home Equity Loan Asset-Backed Certificates
2.860% due 07/20/2032 (a)	5,825	5,830
2.760% due 10/20/2032 (a)	1,087	1,089
Home Equity Asset Trust
2.878% due 02/25/2033 (a)	1,190	1,194
2.828% due 03/25/2033 (a)	3,679	3,688
2.878% due 05/25/2033 (a)	910	913
2.588% due 08/25/2033 (a)	1,575	1,576
2.568% due 08/25/2034 (a)	18,275	18,287
Home Equity Mortgage Trust
2.818% due 09/25/2033 (a)	629	630
2.668% due 04/25/2034 (a)	380	380
2.568% due 12/25/2034 (a)	4,069	4,073
Household Home Equity Loan Trust
7.210% due 10/20/2030 (a)	1,772	1,770
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	1,831	1,835
Irwin Home Equity Loan Trust
2.938% due 06/25/2028 (a)	3,737	3,752
2.668% due 11/25/2028 (a)	3,461	3,461
Long Beach Mortgage Loan Trust
2.568% due 02/25/2024 (a)	3,752	3,755
2.818% due 03/25/2033 (a)	1,508	1,511
2.738% due 06/25/2033 (a)	4,118	4,125
2.738% due 07/25/2033 (a)	7,343	7,356
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	100
Massachusetts RRB Special Purpose Trust
6.620% due 03/15/2007	721	727
MASTR Asset-Backed Securities Trust
2.518% due 02/25/2034 (a)	150	150
Merrill Lynch CLO Pilgrim-3
2.860% due 06/23/2010 (a)	934	925
Merrill Lynch Mortgage Investors, Inc.
2.778% due 06/25/2034 (a)	3,672	3,678
2.518% due 12/25/2034 (a)	771	771
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.578% due 01/25/2034 (a)	1,849	1,851
2.548% due 03/25/2034 (a)	4,830	4,833
2.548% due 04/25/2034 (a)	3,375	3,377
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007	1,544	1,532
Morgan Stanley Dean Witter Capital I, Inc.
2.748% due 07/25/2032 (a)	793	795
New Century Home Equity Loan Trust
2.588% due 11/25/2033 (a)	1,451	1,452
Novastar Home Equity Loan
2.698% due 01/25/2031 (a)	900	900
2.748% due 09/25/2031 (a)	1,131	1,132
NPF XII, Inc.
1.000% due 11/01/2024 (a)(c)(k)	10,000	1,081
Renaissance Home Equity Loan Trust
2.768% due 08/25/2032 (a)	142	142
2.918% due 12/25/2033 (a)	6,325	6,352
Residential Asset Mortgage Products, Inc.
2.528% due 12/25/2022 (a)	16,131	16,141
2.527% due 01/25/2026 (a)	5,913	5,916
2.558% due 04/25/2026 (a)	7,921	7,928
2.748% due 12/25/2033 (a)	17,287	17,292
2.668% due 02/25/2034 (a)	7,920	7,911
Residential Asset Securities Corp.
2.548% due 04/25/2013 (a)	14,165	14,174
2.688% due 04/25/2032 (a)	5,522	5,534
2.718% due 01/25/2034 (a)	190	190
Residential Funding Mortgage Securities II, Inc.
2.518% due 03/25/2018 (a)	627	628
Salomon Brothers Mortgage Securities VII, Inc.
3.318% due 01/25/2032 (a)	2,000	2,010
2.718% due 03/25/2032 (a)	1,571	1,571
Saxon Asset Securities Trust
2.688% due 01/25/2032 (a)	655	655
2.678% due 08/25/2032 (a)	384	385
2.818% due 12/25/2032 (a)	3,296	3,303
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)	1,600	1,601
5.650% due 03/17/2009	1,750	1,753
7.000% due 09/16/2009	500	514
Security National Mortgage Loan Trust
3.010% due 02/25/2015	19,871	19,812
SLM Student Loan Trust
2.090% due 04/27/2009 (a)	4,643	4,642
2.064% due 07/27/2009 (a)	4,500	4,503
2.250% due 12/15/2032	27,730	27,687
Specialty Underwriting & Residential Finance
2.748% due 06/25/2034 (a)	1,567	1,568
Structured Asset Investment Loan Trust
2.588% due 10/25/2033 (a)	5,700	5,704
Structured Asset Securities Corp.
2.918% due 05/25/2032 (a)	5,808	5,825
2.668% due 12/25/2033 (a)	2,418	2,420
2.818% due 05/25/2034 (a)	7,354	7,359
Terwin Mortgage Trust
2.998% due 09/25/2033 (a)	167	167
Truman Capital Mortgage Loan Trust
2.758% due 01/25/2034 (a)	1,719	1,717
Volkswagen Auto Lease Trust
2.360% due 12/20/2005	2,003	2,003

Total Asset-Backed Securities (Cost $489,300)		481,091

SOVERIGN ISSUES 0.8%
Israel Government AID Bond
0.000% due 11/01/2024 (k)	178,000	61,450

Total Sovereign Issues (Cost $62,004)		61,450

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750% ** Exp. 12/16/2005 (k)	256,000	873

Total Purchased Call Options (Cost $957)		873

PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750% * Exp. 12/16/2005 (k)	256,000	941
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 96.000 Exp. 03/14/2005	5,002	31

Total Purchased Put Options (Cost $1,289)		972

	Shares
PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)	560,600	31,919

Total Preferred Stock (Cost $28,030)		31,919

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.5%
Certificates of Deposit 1.6%
Bank of America, N.A.
1.995% due 01/18/2005	$26,100	26,100
2.030% due 02/04/2005	103,200	103,200

		129,300

Commercial Paper 24.3%
Fannie Mae
1.975% due 01/12/2005	33,700	33,683
1.981% due 01/19/2005	77,200	77,127
2.043% due 01/24/2005	83,800	83,692
1.990% due 01/26/2005	83,800	83,682
1.990% due 02/01/2005	69,500	69,389
2.136% due 02/09/2005	5,000	4,989
2.150% due 02/09/2005	91,900	91,695
2.175% due 02/09/2005	170,400	170,018
2.210% due 02/16/2005	1,600	1,596
2.203% due 02/23/2005	39,300	39,173
2.130% due 03/03/2005	120,600	120,179
2.319% due 03/09/2005	51,100	50,868
2.230% due 03/15/2005	5,700	5,672
2.515% due 05/19/2005	35,000	34,654
Federal Home Loan Bank
1.934% due 01/14/2005	242,100	241,933
Freddie Mac
2.100% due 03/01/2005	83,700	83,396
2.183% due 03/08/2005	106,900	106,421
2.231% due 03/08/2005	56,400	56,147
2.380% due 03/31/2005	91,100	90,540
2.380% due 04/01/2005	91,100	90,533
2.385% due 04/04/2005	68,300	67,859
2.396% due 04/05/2005	83,700	83,154
Rabobank USA Financial Corp.
1.970% due 01/28/2005	150,600	150,394
UBS Finance, Inc.
1.955% due 01/31/2005	137,200	136,991

		1,973,785

Repurchase Agreement 0.1%
State Street Bank
1.900% due 01/03/2005	5,781	5,781
(Dated 12/31/2004. Collateralized by Fannie Mae 5.250% due 01/15/2006 valued at $5,901. Repurchase proceeds are $5,782.)

U.S. Treasury Bills 1.5%
2.235% due 03/03/2005-06/09/2005 (e)(f)(g)	128,100	127,188

Total Short-Term Instruments (Cost $2,236,392)		2,236,054

Total Investments (Cost $7,823,841)	96.5%	$7,828,939
Written Options (i) (Premiums $7,472)	(0.0%)	(1,823)

Other Assets and Liabilities (Net)	3.5%	289,727

Net Assets	100.0%	$8,116,843

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Security is in default.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $21,665 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(g) Securities with an aggregate market value of $50,139 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,208	$(3,051)
U.S. Treasury 10-Year Note Long Futures	03/2005	2,850	3,465
U.S. Treasury 10-Year Note Long Futures	03/2005	15,765	(3,726)
U.S. Treasury 30-Year Bond Long Futures	03/2005	3,038	5,326
U.S. Treasury 30-Year Bond Short Futures	03/2005	1,824	190
U.S. Treasury 5-Year Note Long Futures	03/2005	7,703	4,485
U.S. Treasury 5-Year Note Long Futures	03/2005	6,433	(215)

			$6,474

(h) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	ExpirationDate	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2007	$4,700	$8
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	236,100	1,047
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	336,450	(49)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	1,700	(2)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	142,800	673
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	4,100	7
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	613,000	3,624
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	159,000	1,180
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	273,700	148
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	222,100	104
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	172,600	757

						$7,497

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	3,102	$1,176	$727
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	1,152	176	108
Put - CBOT U.S. Treasury Note March Futures	110.000	02/18/2005	1,950	785	640
Call - CME Eurodollar March Futures	97.500	03/14/2005	982	414	12
Call - CME Eurodollar March Futures	97.625	03/14/2005	8,700	2,251	55
Put - CME Eurodollar March Futures	97.000	03/14/2005	5,002	2,670	281

				$7,472	$1,823

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	08/15/2023	$8,000	$9,368	$9,195
U.S. Treasury Note	2.000	07/15/2014	131,820	136,043	135,007

				$145,411	$144,202

(k) The aggregate value of fair valued securities is $93,702, which is 1.15% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Supplementary Notes to Schedule of Investments

December 31, 2004 (Unaudited)

1. Federal Income Tax Matters

At December 31, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation

All Asset Fund	126,491	(18,067)	108,424
All Asset All Authority Fund	2,579	(606)	1,973
California Intermediate Municipal Bond Fund	4,315	(585)	3,730
California Municipal Bond Fund	693	(92)	601
CommodityRealReturn Strategy Fund	114,288	(8,617)	105,671
Convertible Fund	3,100	(555)	2,545
Diversified Income Fund	45,939	(1,822)	44,117
Emerging Markets Bond Fund	100,869	(188)	100,681
European Convertible Fund	9,694	(1,176)	8,518
European StocksPLUS TR Strategy Fund	21	(9)	12
Far East (ex-Japan) StocksPLUS TR Strategy Fund	32	(8)	24
Floating Income Fund	2,689	(137)	2,552
Foreign Bond Fund (Unhedged)	15,670	(337)	15,333
Foreign Bond Fund (U.S. Dollar-Hedged)	239,511	(1,644)	237,867
Global Bond Fund (Unhedged)	83,180	(412)	82,768
Global Bond Fund (U.S. Dollar-Hedged)	16,423	(474)	15,949
GNMA Fund	782	(1,992)	(1,210)
High Yield Fund	535,914	(50,945)	484,969
International StocksPLUS TR Strategy Fund	490	(176)	314
Investment Grade Corporate Bond Fund	706	(119)	587
Japanese StocksPLUS TR Strategy Fund	23	(7)	16
Long-Term U.S. Government Fund	13,328	(3,564)	9,764
Low Duration Fund	80,740	(41,654)	39,086
Low Duration Fund II	2,181	(655)	1,526
Low Duration Fund III	314	(78)	236
Moderate Duration Fund	15,473	(1,452)	14,021
Money Market Fund	0	0	0
Municipal Bond Fund	15,065	(1,837)	13,228
New York Municipal Income Fund	532	(31)	501
RealEstateRealReturn Strategy Fund	8,296	(226)	8,070
Real Return Asset Fund	26,349	(19)	26,330
Real Return Fund	547,707	(25,792)	521,915
Real Return Fund II	3,646	(37)	3,609
Short Duration Municipal Income Fund	3,605	(1,586)	2,019
Short-Term Fund	9,856	(6,604)	3,252
StocksPLUS Fund	12,345	(1,765)	10,580
StocksPLUS Total Return Fund	1,377	(429)	948
StocksPLUS TR Short Strategy Fund	18	(6)	12
Total Return Fund	947,994	(191,222)	756,772
Total Return Fund II	25,928	(7,499)	18,429
Total Return Fund III	19,541	(1,634)	17,907
Total Return Mortgage Fund	741	(590)	151
Asset-Backed Securities Portfolio	2,158	(4,617)	(2,459)
Emerging Markets Portfolio (Local Markets)	0	(3)	(3)
Emerging Markets Portfolio	64,424	(167)	64,257
High Yield Portfolio	11,781	(1,270)	10,511
International Portfolio	123,020	(267)	122,753
Investment Grade Corporate Portfolio	45,536	(23,166)	22,370
Mortgage Portfolio	44,041	(112,003)	(67,962)
Municipal Sector Portfolio	8,606	(3,108)	5,498
Real Return Portfolio	40,265	(2,537)	37,728
Short-Term Portfolio	1,564	(2,339)	(775)
Short-Term Portfolio II	3,126	(1,332)	1,794
U.S. Government Sector Portfolio	27,568	(22,470)	5,098

2. Currency symbols utilized throughout reports are defined as follows:

A$	– Australian Dollar
BP	– British Pound
BR	– Brazilian Real
C$	– Canadian Dollar
CK	– Czech Koruna
CO	– Columbian Peso
CP	– Chilean Peso
CY	– Chinese Yuan Renminbi
DG	– Dutch Guilder
DK	– Danish Krone
DM	– German Mark
EC	– Euro
H$	– Hong Kong Dollar
JY	– Japanese Yen
KW	– South Korean Won
MP	– Mexican Peso
N$	– New Zealand Dollar
NK	– Norwegian Krone
PN	– Peruvian New Sol
PZ	– Polish Zloty
RP	– Indian Rupee
RR	– Russian Ruble
S$	– Singapore Dollar
SF	– Swiss Franc
SK	– Swedish Krona
SR	– South African Rand
SV	– Slovakian Koruna
T$	– Taiwan Dollar
TB	– Thai Baht
TL	– Turkish Lira

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds: Pacific Investment Management Series

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	February 28, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 28, 2005